Portfolio of Investments
CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5.500% 06/03/24 $ 55
TOTAL FOOD, BEVERAGE & TOBACCO 55
TOTAL CORPORATE BONDS 55
(Cost $64)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note 4.125 11/15/32 193
TOTAL U.S. TREASURY SECURITIES 193
TOTAL GOVERNMENT BONDS 193
(Cost $210)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.2%
13,843 AB Dynamics plc 292
57,198 Actron Technology Corp 296
180,100 (a) Adient plc 6,610
37,000 AIMA Technology Group Co Ltd 150
226,711 Aisin Seiki Co Ltd 8,566
111,000 (a) Anhui Jianghuai Automobile Group Corp Ltd 201
267,173 Apollo Tyres Ltd 1,184
304,728 (a) Aptiv plc 30,043
65,372 (b) ARB Corp Ltd 1,306
59,946 Asahi India Glass Ltd 453
411,171 (a),(c) Aston Martin Lagonda Global Holdings plc 1,428
122,662,007 Astra International Tbk PT 49,268
523,478 (a) Atmus Filtration Technologies, Inc 10,915
216,114 Autoliv, Inc 20,851
239,235 Autoliv, Inc 23,123
1,947 (b) Autoneum Holding AG. 253
235,400 (a) BAIC BluePark New Energy Technology Co Ltd 170
59,750 Bajaj Auto Ltd 3,634
64,946 Balkrishna Industries Ltd 1,996
463,201 Bayerische Motoren Werke AG. 47,046
58,099 Bayerische Motoren Werke AG. (Preference) 5,408
431,600 (a) Beiqi Foton Motor Co Ltd 205
16,200 Bethel Automotive Safety Systems Co Ltd 163
218,841 Bharat Forge Ltd 2,872
479,678 BorgWarner, Inc 19,365
597,663 Brembo S.p.A 7,409
485,700 Bridgestone Corp 18,927
962,898 BYD Co Ltd 31,489
899,862 BYD Co Ltd (H shares) 27,725
16,678 Ceat Ltd 426
9,339 Changzhou Xingyu Automotive Lighting Systems Co Ltd 194
1,702,885 Cheng Shin Rubber Industry Co Ltd 2,243
206,000 China Motor Corp 623
91,208 Chongqing Changan Automobile Co Ltd 169

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
103,508 CIE Automotive India Ltd $ 598
34,909 CIE Automotive S.A. 944
1,082,642 Cie Generale des Etablissements Michelin S.C.A 33,136
169,477 Cie Plastic Omnium SA 2,748
619,975 (a) Cofide S.p.A. 265
359,276 Continental AG. 25,243
49,138 Cub Elecparts, Inc 213
623,118 Daimler AG. (Registered) 43,367
794,141 Dana Inc 11,650
1,472,400 Denso Corp 23,626
70,000 Depo Auto Parts Ind Co Ltd 291
2,906 DN Automotive Corp 172
255,442 (c) Dometic Group AB 1,614
3,054,517 Dongfeng Motor Group Co Ltd 1,202
2,794,828 Dowlais Group plc 3,662
269,296 Dr ING hc F Porsche AG. 25,267
948,700 DRB-Hicom Bhd 288
10,100 Eagle Industry Co Ltd 114
1,054 EGE Endustri VE Ticaret AS. 292
116,795 Eicher Motors Ltd 4,839
82,330 ElringKlinger AG. 509
26,260 (c) Endurance Technologies Ltd 503
29,882 Exedy Corp 522
363,662 Exide Industries Ltd 1,139
132,119 Faurecia 2,718
189,586 FAW Jiefang Group Co Ltd 226
109,300 FCC Co Ltd 1,375
155,912 Ferrari NV 45,961
2,231,929 Ford Motor Co 27,721
57,612 Ford Otomotiv Sanayi AS 1,776
50,200 Fras-Le S.A. 162
523,500 Fuji Heavy Industries Ltd 10,179
85,863 Fuyao Glass Industry Group Co Ltd - A 435
557,362 (c) Fuyao Glass Industry Group Co Ltd - H 2,550
27,977,302 Geely Automobile Holdings Ltd 32,810
1,379,487 General Motors Co 45,482
47,813 Gentex Corp 1,556
510,051 (c) Gestamp Automocion S.A. 2,126
36,000 Global PMX Co Ltd 152
103,560 (a) Goodyear Tire & Rubber Co 1,287
2,058,246 (b) Great Wall Motor Co Ltd 2,441
121,759 Great Wall Motor Co Ltd 431
214,000 G-Tekt Corp 2,605
237,400 Guangzhou Automobile Group Co Ltd 327
2,905,042 Guangzhou Automobile Group Co Ltd - H 1,432
112,135 GUD Holdings Ltd 843
8,639 Hanil E-Hwa Co Ltd 106
62,050 Hankook Tire & Technology Co Ltd 1,815
20,592 Hankook Tire Worldwide Co Ltd 169
150,559 Hanon Systems 1,050
99,172 Harley-Davidson, Inc 3,279
96,619 Hero Honda Motors Ltd 3,550
26,967 HL Mando Co Ltd 839
3,922,350 Honda Motor Co Ltd 44,125
3,390,000 Hota Industrial Manufacturing Co Ltd 6,721
56,000 Hu Lane Associate, Inc 255
165,215 Huayu Automotive Systems Co Ltd 426
586,000 (b) Huazhong In-Vehicle Holdings Co Ltd 190
26,976 Huizhou Desay Sv Automotive Co Ltd 533
13,570 Hwa Shin Co Ltd 128
51,925 Hyundai Mobis 9,242
118,171 Hyundai Motor Co 16,710

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
32,397 Hyundai Motor Co Ltd (2nd Preference) $ 2,540
48,975 Hyundai Motor Co Ltd (Preference) 3,807
13,070 Hyundai Wia Corp 617
10,776 (a) Iljin Hysolus Co ltd 180
363,000 (b) Intron Technology Holdings Ltd 149
496,000 Isuzu Motors Ltd 6,236
19,420 JBM Auto Ltd 320
67,689 JK Tyre & Industries Ltd 226
309,342 Johnson Electric Holdings Ltd 379
167,200 JTEKT Corp 1,578
14,596 Kayaba Industry Co Ltd 472
501,904 Kenda Rubber Industrial Co Ltd 458
224,322 Kia Motors Corp 13,502
3,454 Knaus Tabbert AG. 190
176,600 (a) Koito Manufacturing Co Ltd 2,663
34,840 Kordsa Teknik Tekstil AS. 126
96,921 (a) Kumho Tire Co, Inc 332
43,681 Lear Corp 5,862
968,800 (a) Li Auto, Inc 17,289
36,093 Linamar Corp 1,739
564,723 (a),(b) Lucid Group, Inc 3,157
246,914 (b) Magna International, Inc 13,232
3,509 Maharashtra Scooters Ltd 322
4,916,564 Mahindra & Mahindra Ltd 91,811
32,100 Mahle Metal Leve S.A. 308
408,602 Martinrea International, Inc 3,763
116,716 Maruti Suzuki India Ltd 14,881
483,673 Mazda Motor Corp 5,492
81,462 Minda Corp Ltd 326
673,426 Minth Group Ltd 1,731
562,700 Mitsubishi Motors Corp 2,452
71,157 (a),(b) Mobileye Global, Inc 2,957
310,455 (a) Modine Manufacturing Co 14,203
1,506,024 Motherson Sumi Wiring India Ltd 1,165
1,653 MRF Ltd 2,133
34,038 Musashi Seimitsu Industry Co Ltd 370
25,834 (a) Myoung Shin Industrial Co Ltd 344
293,000 (a) Nan Kang Rubber Tire Co Ltd 345
4,611,810 (a),(b),(c) Nemak SAB de C.V. 887
18,798 Nexen Tire Corp 109
590,000 Nexteer Automotive Group Ltd 320
128,600 NGK Spark Plug Co Ltd 2,911
162,015 NHK Spring Co Ltd 1,239
66,112 Nifco, Inc 1,709
55,511 Ningbo Joyson Electronic Corp 133
49,778 Ningbo Tuopu Group Co Ltd 509
1,192,172 (a) NIO, Inc (ADR) 10,777
82,353 Nippon Seiki Co Ltd 643
1,967,100 Nissan Motor Co Ltd 8,681
57,310 Nissan Shatai Co Ltd 328
64,188 NOK Corp 852
108,878 Nokian Renkaat Oyj 855
31,600 Pacific Industrial Co Ltd 303
9,519 Phinia, Inc 255
655,511 Piaggio & C S.p.A. 2,092
19,094 Piolax, Inc 292
251,860 (c) Pirelli & C S.p.A 1,208
234,226 Porsche AG. 11,521
69,772 PWR Holdings Ltd 492
60,123 (a),(b) QuantumScape Corp 402
515,614 Renault S.A. 21,097
503,312 (a),(b) Rivian Automotive, Inc 12,220

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
36,708 SAF-Holland SE $ 473
447,023 SAIC Motor Corp Ltd 910
161,700 Sailun Group Co Ltd 281
2,042,518 Samvardhana Motherson International Ltd 2,353
24,460 (c) Sansera Engineering Ltd 278
428,000 Sanyang Motor Co Ltd 1,031
409,335 Schaeffler AG. 2,352
6,290 Sebang Global Battery Co Ltd 276
37,993 (b) Seiren Co Ltd 595
74,500 (a) Seres Group Co Ltd 573
47,805 Shandong Linglong Tyre Co Ltd 133
11,400 Shenzhen Kedali Industry Co Ltd 150
37,400 (b) Shoei Co Ltd 572
12,221 SL Corp 295
5,914 SNT Motiv Co Ltd 191
348,829 (c) Sona Blw Precision Forgings Ltd 2,446
5,142,200 Sri Trang Agro-Industry PCL 2,071
37,999 (a) Ssangyong Motor Co 243
12,830 Standard Motor Products, Inc 431
107,200 Stanley Electric Co Ltd 1,693
971,525 Stellantis NV 18,603
95,403 (a) Stoneridge, Inc 1,915
607,900 Sumitomo Electric Industries Ltd 7,323
134,600 Sumitomo Rubber Industries, Inc 1,486
4,973 (a),(d) Sundaram-Clayton DCD Pvt Ltd 60
5,191,812 (a) Sundaram-Clayton Ltd 6
4,973 Sundaram-Clayton Ltd 327
89,899 Sundram Fasteners Ltd 1,362
38,861 Sungwoo Hitech Co Ltd 264
67,753 Suprajit Engineering Ltd 314
313,400 Suzuki Motor Corp 12,605
1,436,791 Tata Motors Ltd 10,868
3,328,996 (a) Tesla, Inc 832,981
38,806 (b) Thor Industries, Inc 3,692
227,287 (c) TI Fluid Systems plc 342
548,000 (b) Tianneng Power International Ltd 518
110,617 Tofas Turk Otomobil Fabrik 1,191
40,147 Tokai Rika Co Ltd 629
19,517 Tokai Rubber Industries, Inc 146
332,000 Tong Yang Industry Co Ltd 806
26,068 Topre Corp 296
601,725 Toyo Tire & Rubber Co Ltd 9,262
52,300 Toyoda Gosei Co Ltd 1,123
71,995 Toyota Boshoku Corp 1,312
16,710,198 (a) Toyota Motor Corp 299,786
9,340 Trigano S.A. 1,265
70,400 TS Tech Co Ltd 799
89,480 Tube Investments of India Ltd 3,211
53,000 Tung Thih Electronic Co Ltd 216
199,037 TVS Motor Co Ltd 3,637
285,000 UMW Holdings BHD 289
141,104 UNO Minda Ltd 1,017
1,283,557 Valeo 22,026
44,391 (a),(c) Varroc Engineering Ltd 259
31,200 (a) Visteon Corp 4,308
280,926 (a) Vitesco Technologies Group AG. 22,735
33,987 Volkswagen AG. (Preference) 3,905
638,993 (a) Volvo Car AB 2,585
1,380,000 (b) Wuling Motors Holdings Ltd 96
892,000 (a),(b) XPeng, Inc 8,151
1,071,031 (c) Yadea Group Holdings Ltd 1,983
253,200 Yamaha Motor Co Ltd 6,656

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
99,200 Yokohama Rubber Co Ltd $ 2,064
480,480 Yulon Motor Co Ltd 1,238
4,144 ZF Commercial Vehicle Control Systems India Ltd 776
TOTAL AUTOMOBILES & COMPONENTS 2,390,212
BANKS - 6.3%
12,030 (b) 1st Source Corp 506
42,003 77 Bank Ltd 890
610,516 (c) ABN AMRO Bank NV 8,628
354,171 Absa Group Ltd 3,264
1,222,092 Abu Dhabi Commercial Bank PJSC 2,878
602,769 Abu Dhabi Islamic Bank PJSC 1,848
671,461 (a) AFFIN Holdings Bhd 305
44,353,383 Agricultural Bank of China Ltd 16,493
2,367,562 Agricultural Bank of China Ltd (Class A) 1,168
15,942,538 AIB Group plc 71,458
31,600 Aichi Financial Group, Inc 517
1,085,917 (a) Ajman Bank PJSC 668
4,489,900 Akbank TAS 5,469
48,537 Aktia Bank Oyj 467
830,849 Al Ahli Bank of Kuwait KSCP 656
4,465,333 Al Rajhi Bank 80,896
2,055,429 Alinma Bank 18,321
76,171 (a) Alior Bank S.A. 900
830,300 Alliance Financial Group BHD 597
2,747,929 (a) Alpha Services and Holdings S.A. 3,634
315,270 (a),(d) Amagerbanken AS 0^
27,050 Amalgamated Financial Corp 466
372,270 Ameris Bancorp 14,291
591,934 AMMB Holdings BHD 466
116,000 (b) Aozora Bank Ltd 2,370
271,615 Arab National Bank 1,738
72,873 (c) AU Small Finance Bank Ltd 624
4,519,591 Australia & New Zealand Banking Group Ltd 74,129
27,044 Awa Bank Ltd 414
8,357,676 Axis Bank Ltd 104,034
382,890 (a) Axos Financial, Inc 14,496
425,812 (a) Banca Monte dei Paschi di Siena S.p.A 1,077
887,375 Banca Popolare di Sondrio SPA 4,554
11,900 Bancfirst Corp 1,032
66,700 Banco ABC Brasil S.A. 264
16,851,986 (b) Banco Bilbao Vizcaya Argentaria S.A. 136,382
1,139,189 Banco BPM S.p.A. 5,425
6,371,986 Banco Bradesco S.A. 16,049
10,775,359 Banco Bradesco S.A. (Preference) 30,655
37,455,001 (a) Banco Comercial Portugues S.A. 10,279
50,209,255 Banco de Chile 5,108
27,940 Banco de Credito e Inversiones 715
11,741,895 Banco de Sabadell S.A. 13,584
1,986,100 (b),(c) Banco del Bajio S.A. 6,246
362,101 Banco do Brasil S.A. 3,399
196,300 Banco do Estado do Rio Grande do Sul 481
64,081 Banco Itau Chile S.A. 618
265,100 Banco Pan S.A. 426
156,810 Banco Santander Brasil S.A. 813
26,770,189 Banco Santander Chile S.A. 1,238
803,303 Banco Santander S.A. 3,059
106,901 BanColombia S.A. 807
201,940 BanColombia S.A. (Preference) 1,340
299,713 (a) Bancorp, Inc 10,340
320,348 (c) Bandhan Bank Ltd 968
5,584,900 (a) Bank Aladin Syariah Tbk PT 388

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
198,641 Bank AlBilad $ 2,242
148,834 (a) Bank Al-Jazira 667
1,959,600 Bank BTPN Syariah Tbk PT 241
29,657,386 (a) Bank Bukopin Tbk PT 178
48,132,970 Bank Central Asia Tbk PT 27,423
140,540 Bank Hapoalim Ltd 1,252
561,100 Bank Islam Malaysia Bhd 256
175,324 Bank Leumi Le-Israel 1,453
460,828 (a) Bank Millennium S.A. 599
23,421,953 Bank Negara Indonesia Persero Tbk PT 15,623
5,940,288 (a) Bank Neo Commerce Tbk PT 119
11,814,115 Bank of America Corp 323,470
440,811 Bank of Baroda 1,132
633,262 Bank of Beijing Co Ltd 402
286,100 Bank of Changsha Co Ltd 322
90,620 Bank of Chengdu Co Ltd 171
1,074,844 Bank of China Ltd - A 556
69,336,912 Bank of China Ltd - H 24,155
1,096,812 Bank of Communications Co Ltd - A 867
4,243,319 Bank of Communications Co Ltd - H 2,563
971,600 Bank of East Asia Ltd 1,202
29,897 Bank of Georgia Group plc 1,346
112,795 Bank of Hangzhou Co Ltd 173
4,921,549 Bank of Ireland Group plc 48,111
324,218 Bank of Jiangsu Co Ltd 319
443,312 (a) Bank of Kaohsiung Co Ltd 165
49,600 Bank of Kyoto Ltd 2,796
1,109,005 (b) Bank of Montreal 93,554
214,914 Bank of Nanjing Co Ltd 237
156,174 Bank of Ningbo Co Ltd 578
1,165,361 (b) Bank of Nova Scotia 52,234
804,993 Bank of NT Butterfield & Son Ltd 21,799
559,028 (b) Bank of Queensland Ltd 2,052
403,299 Bank of Shanghai Co Ltd 341
206,200 Bank of Suzhou Co Ltd 195
853,778 Bank of the Philippine Islands 1,688
130,800 Bank OZK 4,849
178,795 Bank Pekao S.A. 4,112
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 206
7,304,400 Bank Pembangunan Daerah Jawa Timur Tbk PT 300
204,566,568 Bank Rakyat Indonesia 69,089
4,944,462 Bank Tabungan Negara Persero Tbk PT 390
14,602 (a) Bank Zachodni WBK S.A. 1,199
704,954 Bankinter S.A. 4,485
135,900 BankUnited, Inc 3,085
285,162 Banner Corp 12,085
33,035 (b) Banque Cantonale Vaudoise 3,457
247,239 Banque Saudi Fransi 2,408
17,917,148 Barclays plc 34,534
954,025 (c) BAWAG Group AG. 43,605
10,550,499 BDO Unibank, Inc 26,407
473,913 Bendigo Bank Ltd 2,703
84,065 Berkshire Hills Bancorp, Inc 1,686
215,950 BNK Financial Group, Inc 1,095
1,445,519 BNP Paribas S.A. 91,915
3,401,125 BOC Hong Kong Holdings Ltd 9,285
598,279 Boubyan Bank KSCP 1,169
1,305,116 (b) BPER Banca 3,967
6,449 (a) BRE Bank S.A. 581
629,831 Brookline Bancorp, Inc 5,738
2,682,799 Bumiputra-Commerce Holdings BHD 3,099
568,691 Burgan Bank SAK 335

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
47,050 Business First Bancshares, Inc $ 883
195,375 Byline Bancorp, Inc 3,851
10,026,545 CaixaBank S.A. 39,946
883,749 (b) Canadian Imperial Bank of Commerce 34,114
77,985 (b) Canadian Western Bank 1,616
177,192 (b) Capitec Bank Holdings Ltd 16,022
1,065,910 (b) Capitol Federal Financial, Inc 5,084
16,613 Capstar Financial Holdings, Inc 236
89,448 Cathay General Bancorp 3,109
98,471 Central Pacific Financial Corp 1,643
2,000,811 Chang Hwa Commercial Bank 1,070
1,784,000 Chiba Bank Ltd 12,961
21,500,490 China Citic Bank 9,977
455,407 China Construction Bank Corp - A 394
83,345,546 China Construction Bank Corp - H 46,853
1,339,504 China Everbright Bank Co Ltd - A 564
2,124,845 China Everbright Bank Co Ltd - H 636
4,724,981 China Merchants Bank Co Ltd 19,616
8,774,041 China Merchants Bank Co Ltd (Class A) 39,913
992,848 China Minsheng Banking Corp Ltd - A 522
8,504,991 (b) China Minsheng Banking Corp Ltd - H 2,905
670,537 China Zheshang Bank Co Ltd 236
29,002,388 Chinatrust Financial Holding Co 22,035
1,002,200 Chongqing Rural Commercial Bank Co Ltd 550
116,600 Chugin Financial Group, Inc 869
1,469,231 Citigroup, Inc 60,429
1,188,700 Citizens Financial Group, Inc 31,857
315,466 City Union Bank Ltd 480
122,947 Close Brothers Group plc 1,324
67,468 (a) Collector Bank AB 217
159,065 Columbia Banking System, Inc 3,229
38,791 Comerica, Inc 1,612
43,972 (b) Commerce Bancshares, Inc 2,110
1,355,557 Commercial Bank PSQC 2,011
1,102,115 Commercial International Bank 2,142
5,595,562 Commerzbank AG. 63,506
2,208,931 Commonwealth Bank of Australia 141,098
279,062 Community Bank System, Inc 11,779
51,380 (b) Community Trust Bancorp, Inc 1,760
972,000 Concordia Financial Group Ltd 4,428
21,950 ConnectOne Bancorp, Inc 391
256,921 Credicorp Ltd 32,878
60,077 Credit Agricole S.A. 739
175,587 Credito Emiliano S.p.A. 1,438
20,530 (a),(b) CrossFirst Bankshares, Inc 207
71,700 CVB Financial Corp 1,188
5,646,074 (a),(d) Cyprus Popular Bank PCL 60
299,627 Dah Sing Banking Group Ltd 197
135,508 Dah Sing Financial Holdings Ltd 286
28,586 Daishi Hokuetsu Financial Group, Inc 725
34,236 Danske Bank AS 794
1,660,765 DBS Group Holdings Ltd 40,788
80,886 DCB Bank Ltd 121
125,006 DGB Financial Group, Inc 728
45,940 DNB Bank ASA 923
1,870,201 Doha Bank QPSC 835
1,193,887 Dubai Islamic Bank PJSC 1,902
1,726,243 Dukhan Bank 1,883
12,122,748 E.Sun Financial Holding Co Ltd 9,113
207,460 Eagle Bancorp, Inc 4,450
170,610 East West Bancorp, Inc 8,993
794,637 Emirates NBD Bank PJSC 3,851
84,565 Enterprise Financial Services Corp 3,171
23,210 (a),(b) Equitable Group, Inc 1,288

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
439,174 (c) Equitas Small Finance Bank Ltd $ 473
17,067 Erste Bank der Oesterreichischen Sparkassen AG. 589
1,034,549 (a) Eurobank Ergasias Services and Holdings S.A. 1,591
1,903,578 Far Eastern International Bank 687
46,510 Farmers National Banc Corp 538
1,438,829 Federal Bank Ltd 2,543
13,451 FIBI Holdings Ltd 611
2,852,930 Fifth Third Bancorp 72,265
24,750 Financial Institutions, Inc 417
914,797 FinecoBank Banca Fineco S.p.A 11,046
1,842,883 First Abu Dhabi Bank PJSC 6,824
167,391 First BanCorp 2,253
85,400 First Bancshares, Inc 2,303
90,707 First Busey Corp 1,743
49,656 First Citizens Bancshares, Inc (Class A) 68,530
130,000 First Commonwealth Financial Corp 1,587
573,241 First Financial Bankshares, Inc 14,400
57,240 First Financial Corp 1,935
4,420,331 First Financial Holding Co Ltd 3,638
103,170 First Hawaiian, Inc 1,862
399,859 First Horizon National Corp 4,406
194,290 First International Bank Of Israel Ltd 8,369
8,740 First Mid Bancshares, Inc 232
5,200 (a),(d) FS Finans A.S. 0^
145,900 Fukuoka Financial Group, Inc 3,491
7,482,085 (b) Grupo Financiero Banorte S.A. de C.V. 62,729
750,877 (a),(b) Grupo Financiero Inbursa S.A. 1,477
1,205,431 Grupo Security S.A. 282
652,470 Gulf Bank KSCP 555
277,800 Gunma Bank Ltd 1,294
299,100 (b) Hachijuni Bank Ltd 1,649
441,127 Haci Omer Sabanci Holding AS 960
125,966 Hana Financial Group, Inc 3,946
703,035 Hang Seng Bank Ltd 8,723
26,740 Hanmi Financial Corp 434
24,500 HarborOne Bancorp, Inc 233
5,494,282 HDFC Bank Ltd 100,765
882,477 HDFC Bank Ltd (ADR) 52,075
250,482 Heartland Financial USA, Inc 7,372
204,302 Hirogin Holdings, Inc 1,252
17,600 Hokkoku Financial Holdings, Inc 612
95,760 Hokuhoku Financial Group, Inc 1,024
718,468 Home Bancshares, Inc 15,045
244,912 Hong Leong Bank BHD 1,016
95,670 Hong Leong Credit BHD 361
12,042,165 HSBC Holdings plc 94,235
3,447,510 Hua Nan Financial Holdings Co Ltd 2,191
407,286 Huaxia Bank Co Ltd 319
726,912 Huntington Bancshares, Inc 7,560
147,374 Hyakugo Bank Ltd 528
3,486,594 ICICI Bank Ltd 39,945
2,854,050 (a) IDFC First Bank Ltd 3,269
70,410 Independent Bank Corp 1,291
235,603 Indian Bank 1,199
1,734,739 Industrial & Commercial Bank of China Ltd - A 1,112
52,702,914 Industrial & Commercial Bank of China Ltd - H 25,278
514,105 Industrial Bank Co Ltd 1,150
116,443 Industrial Bank of Korea 966
24,289,184 ING Groep NV 320,133
28,790 Intercorp Financial Services, Inc 648
134,200 International Bancshares Corp 5,816
6,933,184 Intesa Sanpaolo S.p.A. 17,757
2,101,213 Investimentos Itau S.A. - PR 3,783
3,796,561 (b) iShares Core MSCI EAFE ETF 244,309

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
2,170,255 iShares Core MSCI Emerging Markets ETF $ 103,282
1,702,789 Israel Discount Bank Ltd 9,229
13,041,202 Itau Unibanco Holding S.A. 70,595
28,143 (a),(e) Itausa S.A. 51
219,054 Iyogin Holdings, Inc 1,572
254,750 Jammu & Kashmir Bank Ltd 322
1,256,900 Japan Post Bank Co Ltd 10,937
322,667 JB Financial Group Co Ltd 2,376
5,017,231 JPMorgan Chase & Co 727,599
777,958 (a) Judo Capital Holdings Ltd 498
25,740 Juroku Financial Group, Inc 644
90,875 (a) Jyske Bank 6,629
70,391 KakaoBank Corp 1,218
96,536 Karnataka Bank Ltd 289
394,051 Karur Vysya Bank Ltd 633
239,000 Kasikornbank PCL (Foreign) 826
1,353,753 KB Financial Group, Inc 55,215
29,591 KBC Ancora 1,207
652,820 KBC Groep NV 40,642
102,750 Kearny Financial Corp 712
65,248 Keiyo Bank Ltd 302
181,000 Kiatnakin Phatra Bank PCL 274
647,000 King's Town Bank Co Ltd 744
43,819 Kiyo Bank Ltd 438
28,989 Komercni Banka AS 843
956,661 Kotak Mahindra Bank Ltd 19,937
3,052,896 Krung Thai Bank PCL 1,589
3,391,349 Kuwait Finance House KSCP 8,030
773,031 Kuwait International Bank KSCP 380
1,832,555 Kuwait Projects Co Holding KSCP 694
284,500 Kyushu Financial Group, Inc 1,466
67,890 Lakeland Bancorp, Inc 857
31,180 Lakeland Financial Corp 1,480
34,846 (b) Laurentian Bank of Canada 777
364,241 Live Oak Bancshares, Inc 10,545
5,197,669 Lloyds TSB Group plc 2,793
449,944 (b) M&T Bank Corp 56,895
2,325,230 Malayan Banking BHD 4,350
1,784,600 Malaysia Building Society Bhd 277
2,327,109 Masraf Al Rayan QSC 1,425
893,400 Mebuki Financial Group, Inc 2,470
1,074,960 (b) Mediobanca S.p.A. 14,172
10,197,141 Mega Financial Holding Co Ltd 11,920
734,914 Metropolitan Bank & Trust 701
20,650 Mid Penn Bancorp, Inc 416
19,500 Midland States Bancorp, Inc 401
17,942,326 Mitsubishi UFJ Financial Group, Inc 152,046
17,235 Mizrahi Tefahot Bank Ltd 626
2,213,224 Mizuho Financial Group, Inc 37,576
138,602 (c) Moneta Money Bank AS 503
25,668 (b) Musashino Bank Ltd 474
21,849 Nanto Bank Ltd 389
2,884,042 National Australia Bank Ltd 53,540
131,795 National Bank Holdings Corp 3,922
329,919 (b) National Bank of Canada 21,917
220,587 (a) National Bank of Greece S.A. 1,242
3,180,367 National Bank of Kuwait SAKP 9,320
10,422,641 NatWest Group plc 29,815
190,835 Nedbank Group Ltd 2,039
109,164 (b) Nishi-Nippon Financial Holdings, Inc 1,246
2,686,471 Nordea Bank Abp 29,454
9,041,118 Nordea Bank Abp 99,257
212,597 North Pacific Bank Ltd 513
27,150 (b) Northeast Community Bancorp, Inc 401

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
16,240 Northrim BanCorp, Inc $ 643
250,030 Northwest Bancshares, Inc 2,558
4,525,407 (a) NU Holdings Ltd 32,809
1,135,000 O-Bank Co Ltd 335
282,957 OceanFirst Financial Corp 4,094
509,734 OFG Bancorp 15,221
23,107 Ogaki Kyoritsu Bank Ltd 320
18,000 Okinawa Financial Group, Inc 292
233,800 Old National Bancorp 3,399
26,604 Old Second Bancorp, Inc 362
9,892 Origin Bancorp, Inc 286
94,397 OTP Bank Rt 3,403
3,364,646 Oversea-Chinese Banking Corp 31,466
74,200 Pacific Premier Bancorp, Inc 1,615
153,810 Pathward Financial, Inc 7,089
6,574 Peapack Gladstone Financial Corp 169
45,950 Peoples Bancorp, Inc 1,166
1,687,687 (a) Permanent TSB Group Holdings plc 3,836
466,584 Ping An Bank Co Ltd 719
609,082 (a) Piraeus Financial Holdings S.A. 1,798
498,759 PNC Financial Services Group, Inc 61,233
28,774 Popular, Inc 1,813
725,837 Postal Savings Bank of China Co Ltd - A 496
7,691,972 (c) Postal Savings Bank of China Co Ltd - H 3,873
834,552 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 6,602
160,879 (b) Preferred Bank 10,015
201,840 Premier Financial Corp 3,443
29,250 Primis Financial Corp 238
87,092 Prosperity Bancshares, Inc 4,753
497,910 Provident Financial Services, Inc 7,613
138,797,170 PT Bank Mandiri Persero Tbk 54,024
5,969,880 Public Bank Bhd 5,158
411,239 Qatar International Islamic Bank QSC 1,085
681,662 Qatar Islamic Bank SAQ 3,476
3,860,092 Qatar National Bank QPSC 16,333
88,212 QCR Holdings, Inc 4,280
159,620 (a) Raiffeisen International Bank Holding AG. 2,326
58,000 (a),(b) Rakuten Bank Ltd 888
373,523 (c) RBL Bank Ltd 1,134
206,600 (b) Regional SAB de C.V. 1,484
59,987 Renasant Corp 1,571
2,912,500 Resona Holdings, Inc 16,104
566,369 RHB Capital BHD 654
23,446 Ringkjoebing Landbobank A.S. 3,384
1,327,743 Riyad Bank 9,831
1,360,881 Royal Bank of Canada 118,930
115,164 San-In Godo Bank Ltd 744
416,928 Saudi Awwal Bank 3,837
204,962 Saudi Investment Bank 864
2,143,940 Saudi National Bank 18,759
43,900 (b) SBI Sumishin Net Bank Ltd 458
740,761 SCB X PCL 2,081
346,690 Security Bank Corp 490
60,320 ServisFirst Bancshares, Inc 3,147
512,700 Seven Bank Ltd 1,066
1,606,331 Shanghai Commercial & Savings Bank Ltd 2,154
690,034 Shanghai Pudong Development Bank Co Ltd 673
555,400 Shanghai Rural Commercial Bank Co Ltd 460
1,062,496 Sharjah Islamic Bank 688
30,600 Shiga Bank Ltd 715
393,724 Shinhan Financial Group Co Ltd 10,362
426,300 Shizuoka Financial Group, Inc 3,474
9,616,037 SinoPac Financial Holdings Co Ltd 5,187
5,318,876 Skandinaviska Enskilda Banken AB (Class A) 63,411

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
321,998 Societe Generale $ 7,792
855,824 South Indian Bank Ltd 279
130,713 (b) Southside Bancshares, Inc 3,751
203,288 SouthState Corp 13,693
59,593 Spar Nord Bank A.S. 922
29,425 Sparebank Oestlandet 367
147,336 SpareBank SR-Bank ASA 1,687
116,462 Sparebanken Midt-Norge 1,490
203,928 Sparebanken Nord-Norge 1,823
2,681 St Galler Kantonalbank 1,463
2,433,955 Standard Bank Group Ltd 23,617
6,133,736 Standard Chartered plc 56,415
744,794 State Bank of India 5,350
189,848 (b) Stellar Bancorp, Inc 4,048
2,640,397 Sumitomo Mitsui Financial Group, Inc 129,712
399,671 Sumitomo Mitsui Trust Holdings, Inc 15,046
172,364 Suruga Bank Ltd 729
72,397 Svenska Handelsbanken AB 644
42,140 Swedbank AB (A Shares) 775
113,170 Sydbank AS 5,372
2,665,102 Taichung Commercial Bank Co Ltd 1,210
4,501,956 Taishin Financial Holdings Co Ltd 2,498
2,445,312 Taiwan Business Bank 1,001
4,249,192 Taiwan Cooperative Financial Holding Co Ltd 3,372
47,203 TBC Bank Group plc 1,719
245,000 Thanachart Capital PCL 336
22,893,900 (a) TMB Bank PCL (Foreign) 1,079
116,343 Toho Bank Ltd 219
18,900 Tokyo Kiraboshi Financial Group, Inc 569
107,364 TOMONY Holdings, Inc 331
1,799,290 (b) Toronto-Dominion Bank 108,401
44,070 Towne Bank 1,011
1,068,686 Truist Financial Corp 30,575
48,910 (b) TrustCo Bank Corp NY 1,335
293,532 Trustmark Corp 6,378
5,312,493 Turkiye Is Bankasi (Series C) 4,975
487,047 (c) Ujjivan Small Finance Bank Ltd 316
3,373,321 (c) Unicaja Banco S.A. 3,618
1,699,428 UniCredit S.p.A 40,491
1,806,353 Union Bank Of Taiwan 745
132,390 United Bankshares, Inc 3,653
1,154,217 United Overseas Bank Ltd 24,040
117,400 Univest Financial Corp 2,040
13,289 Valiant Holding AG. 1,376
145,030 Van Lanschot Kempen NV 3,890
235,575 Veritex Holdings, Inc 4,229
4,157,666 Virgin Money UK plc 8,502
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate 7
904,530 Warba Bank KSCP 540
81,900 Washington Trust Bancorp, Inc 2,156
11,038,969 Wells Fargo & Co 451,052
249,180 WesBanco, Inc 6,085
39,790 Westamerica Bancorporation 1,721
3,230,226 Westpac Banking Corp 43,665
241,130 Wintrust Financial Corp 18,205
258,299 Woori Financial Group, Inc 2,342
238,960 WSFS Financial Corp 8,722
160,399 Yamaguchi Financial Group, Inc 1,404
1,417,348 Yapi ve Kredi Bankasi 952
5,355,780 (a) Yes Bank Ltd 1,111
TOTAL BANKS 6,870,940

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
CAPITAL GOODS - 8.0%
593,056 3M Co $ 55,522
2,279 3M India Ltd 873
93,321 A.O. Smith Corp 6,171
81,716 Aalberts Industries NV 2,982
47,800 (a) AAR Corp 2,846
8,700 (a),(b) Abalance Corp 196
800,975 ABB Ltd 28,589
46,807 ABB Ltd India 2,306
1,380,349 Aboitiz Equity Ventures, Inc 1,224
459,749 AcBel Polytech, Inc 623
296,008 Accelleron Industries AG. 7,673
19,015 Ackermans & Van Haaren 2,873
10,873 ACS Actividades de Construccion y Servicios S.A. 391
86,000 Acter Co Ltd 436
28,149 Action Construction Equipment Ltd 233
6,628 Acuity Brands, Inc 1,129
145,812 Adani Enterprises Ltd 4,223
214,284 (b) AddTech AB 3,420
14,985 (b) ADENTRA, Inc 338
51,676 Advanced Drainage Systems, Inc 5,882
25,000 Advanced Energy Solution Holding Co Ltd 496
42,827 AECC Aero-Engine Control Co Ltd 126
144,252 AECC Aviation Power Co Ltd 735
117,371 Aecom Technology Corp 9,746
56,439 (b) Aecon Group, Inc 472
190,753 (a) AerCap Holdings NV 11,954
42,690 (a) Aerovironment, Inc 4,761
216,060 (a) AerSale Corp 3,228
39,954 (b) AFG Arbonia-Forster Hldg 366
15,108 (b) AG. Growth International, Inc 592
13,839 AGCO Corp 1,637
34,797 AIA Engineering Ltd 1,469
87,400 Aichi Corp 585
119,841 Aida Engineering Ltd 803
78,251 Air Lease Corp 3,084
1,262,718 Airbus SE 169,013
118,226 Airtac International Group 3,592
17,469 Aker ASA (A Shares) 1,073
13,300 Alamo Group, Inc 2,299
141,918 Alarko Holding AS. 639
14,900 Albany International Corp (Class A) 1,286
14,361 Alfa Laval AB 492
2,454,500 (b) Alfa S.A. de C.V. (Class A) 1,597
18,163 (a),(b),(c) Alfen ,NV 767
107,912 (c) Alimak Group AB 657
252,966 (b) Allegion plc 26,359
2,357,300 Alliance Global Group, Inc 513
175,169 Allison Transmission Holdings, Inc 10,345
95,573 Alstom RGPT 2,271
41,396 Alstom T&D India Ltd 221
260,250 Alta Equipment Group, Inc 3,139
2,007,900 Amada Co Ltd 20,186
486,420 Amara Raja Batteries Ltd 3,728
793,875 Ametek, Inc 117,303
121,348 Andritz AG. 6,115
29,823 (a) Antares Vision S.p.A 108
12,665 Apar Industries Ltd 833
792,701 (a) API Group Corp 20,555
59,640 Apogee Enterprises, Inc 2,808
204,866 Applied Industrial Technologies, Inc 31,674
2,896 Arad Investment & Industrial Development Ltd 321

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
363,081 Arcosa, Inc $ 26,106
91,400 Armac Locacao Logistica E Servicos S.A. 233
93,279 Armstrong World Industries, Inc 6,716
571,906 (a) Array Technologies, Inc 12,691
164,100 Asahi Glass Co Ltd 5,751
907,387 Aselsan Elektronik Sanayi Ve Ticaret AS 1,349
606,315 Ashok Leyland Ltd 1,289
2,295,284 Ashtead Group plc 139,192
37,919 Ashtrom Group Ltd 517
971,383 Assa Abloy AB 21,107
26,350 Astec Industries, Inc 1,241
29,633 Astra Industrial Group 696
345,777 Astral Ltd 7,940
172,775 (a) Atkore, Inc 25,776
77,474 Atlas Copco AB 906
2,114,985 Atlas Copco AB 28,406
126,174 (a) ATS Corp 5,379
277,939 Austal Ltd 336
726,037 AviChina Industry & Technology Co Ltd 344
22,959 AVICOPTER plc 119
52,760 (a) Axon Enterprise, Inc 10,499
99,741 Ayala Corp 1,098
2,215 (a),(d) Ayala Corp Preferred 0^
172,783 (a) AZEK Co, Inc 5,139
495,410 (a) Babcock & Wilcox Enterprises, Inc 2,086
193,036 (a) Babcock International Group 970
106,902 (b) Badger Infrastructure Solutions Ltd 2,730
2,991,945 BAE Systems plc 36,358
148,428 (a),(d) Bajel Projects Ltd 209
488,467 Balfour Beatty plc 1,913
193,892 (a),(b) Ballard Power Systems, Inc 714
118,897 Barloworld Ltd 545
20,521 Bawan Co 180
9,895 BayWa AG. 352
35,360 (a) Beacon Roofing Supply, Inc 2,729
416,718 (b) Beijer Ref AB 4,384
18,400 Beijing Easpring Material Technology Co Ltd 106
83,712 Beijing New Building Materials plc 346
29,870 Beijing United Information Technology Co Ltd 136
19,764 Belimo Holding AG. 9,380
17,973 BEML Ltd 501
1,252,000 BES Engineering Corp 421
430,382 Bharat Dynamics Ltd 5,333
3,251,384 Bharat Electronics Ltd 5,402
860,702 Bharat Heavy Electricals Ltd 1,353
242,905 (b) Bidvest Group Ltd 3,500
72,820 (a) Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS. 171
7,105 (b) Biesse S.p.A. 83
106,937 Bizlink Holding, Inc 897
139,990 (a) Blue Bird Corp 2,989
94,596 Blue Star Ltd 995
1,485,306 (c) BOC Aviation Ltd 10,348
164,485 Bodycote plc 1,309
1,858,517 (a) Boeing Co 356,241
72,490 Boise Cascade Co 7,469
71,595 (a),(b) Bombardier, Inc 2,496
19,230 Bonheur ASA 403
4,715 Bossard Holding AG. 1,034
207,710 Bouygues S.A. 7,262
612,334 Brenntag SE 47,380
335,000 Brighton-Best International Taiwan, Inc 350
5,496 Bucher Industries AG. 2,097

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,157 Budimex S.A. $ 1,107
23,827 Bufab AB 599
140,415 (a) Builders FirstSource, Inc 17,480
36,700 Bunka Shutter Co Ltd 271
409,525 Bunzl plc 14,585
13,611 Burckhardt Compression Holding AG. 7,407
15,199 Burkhalter Holding AG. 1,454
18,628 BWX Technologies, Inc 1,397
1,170 (b) Bystronic AG. 726
90,746 (a) Cadeler A.S. 309
377,280 (a) CAE, Inc 8,808
19,965 Carbone Lorraine 795
31,515 (c) Carel Industries S.p.A 754
32,151 Cargotec Corp (B Shares) 1,344
10,317 Carlisle Cos, Inc 2,675
4,891,586 Carrier Global Corp 270,016
617,619 Caterpillar, Inc 168,610
15,400 Central Glass Co Ltd 305
5,180 Cera Sanitaryware Ltd 531
112,817 (a),(b) Ceres Power Holdings plc 432
249,537 CG Power & Industrial Solutions Ltd 1,326
1,049,700 CH Karnchang PCL 599
228,334 (a),(b) ChargePoint Holdings, Inc 1,135
1,066,001 Chemring Group plc 3,609
874,000 Chicony Power Technology Co Ltd 3,102
534,300 (a) Chin Hin Group Bhd 457
290,000 China Aircraft Leasing Group Holdings Ltd 143
96,122 China Baoan Group Co Ltd 137
1,210,000 China Communications Services Corp Ltd 508
593,074 China Conch Venture Holdings Ltd 505
257,800 China CSSC Holdings Ltd 985
2,048,200 China Energy Engineering Corp Ltd 635
2,738,000 (a) China High Speed Transmission Equipment Group Co Ltd 787
299,000 China Lesso Group Holdings Ltd 159
144,700 China National Chemical Engineering Co Ltd 155
594,018 China Railway Group Ltd - A 558
3,773,000 China Railway Group Ltd - H 1,940
754,000 China State Construction Development Holdings Ltd 224
1,067,300 China State Construction Engineering Corp Ltd 811
1,658,000 China State Construction International Holdings Ltd 1,742
331,300 China XD Electric Co Ltd 220
138,545 (a),(b) Chiyoda Corp 351
6,392 Chosun Refractories Co Ltd 35
107,300 Chudenko Corp 1,732
300,000 Chung-Hsin Electric & Machinery Manufacturing Corp 1,000
612,000 CIMC Enric Holdings Ltd 532
23,750 (a) CIRCOR International, Inc 1,324
2,603,517 Citic Pacific Ltd 2,383
12,952,000 Citic Resources Holdings Ltd 578
8,955 CJ Corp 594
2,281,086 CK Hutchison Holdings Ltd 12,110
41,593 CKD Corp 572
1,775,383 (b) CNH Industrial NV 21,482
50,791 CNH Industrial NV 617
433,500 CNPC Capital Co Ltd 393
41,554 (c) Cochin Shipyard Ltd 542
6,123 Colt CZ Group SE 148
48,254 Columbus McKinnon Corp 1,685
250,356 Comfort Systems USA, Inc 42,663
43,060 (a) Commercial Vehicle Group, Inc 334
2,736,697 Compagnie de Saint-Gobain 163,792
94,717 COMSYS Holdings Corp 1,980

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
38,364 Construcciones y Auxiliar de Ferrocarriles S.A. $ 1,197
11,220 (a) Construction Partners, Inc 410
2,328,548 Contemporary Amperex Technology Co Ltd 65,043
239,000 Continental Holdings Corp 199
179,634 (a) Core & Main, Inc 5,182
583,900 COSCO SHIPPING Development Co Ltd 191
4,762 Craftsman Automation Ltd 265
59,779 Crane Co 5,311
26,089 Crane NXT Co 1,450
38,617 (a) Creative & Innovative System 285
21,361 CS Wind Corp 861
472,000 (a) CSBC Corp Taiwan 335
500,000 CTCI Corp 611
120,444 Cummins India Ltd 2,455
28,954 Cummins, Inc 6,615
153,085 Curtiss-Wright Corp 29,948
30,600 (a),(b) Custom Truck One Source, Inc 190
25,393 (a) CW Enerji Muhendislik Ticaret VE Sanayi AS. 335
11,539 Daelim Industrial Co 362
6,047 (b) Daetwyler Holding AG. 1,158
162,077 (a) Daewoo Engineering & Construction Co Ltd 505
171,397 (b) Daewoo International Corp 9,005
19,001 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 434
135,400 Daifuku Co Ltd 2,556
16,548 Daihen Corp 560
2,589 Daiho Corp 68
435,577 Daikin Industries Ltd 68,286
1,039,068 Daimler Truck Holding AG. 35,977
23,900 Daiwa Industries Ltd 221
21,800 Dajin Heavy Industry Co Ltd 78
9,046 (b) Danieli & Co S.p.A. 257
112,759 Danieli & Co S.p.A. (RSP) 2,353
26,742 Dassault Aviation S.A. 5,037
14,928 Data Patterns India Ltd 377
22,330 Dawonsys Co Ltd 275
107,797 DCC plc 6,035
536,056 Deere & Co 202,297
216,932 Deutz AG. 955
309,349 Diploma plc 11,294
83,309 DiscoverIE Group plc 689
26,394 DL E&C Co Ltd 608
2,507,100 DMCI Holdings, Inc 461
96,722 Donaldson Co, Inc 5,768
150,529 Dongfang Electric Corp Ltd 323
48,678 Doosan Bobcat, Inc 1,837
6,655 Doosan Corp 557
40,304 (a) Doosan Engine Co Ltd 264
38,176 (a) Doosan Fuel Cell Co Ltd 569
384,108 (a) Doosan Heavy Industries and Construction Co Ltd 4,671
325,806 Doosan Infracore Co Ltd 2,558
135,510 Douglas Dynamics, Inc 4,090
1,101,653 Dover Corp 153,692
392,953 (a),(d) Drake & Scull International PJSC 1
5,776 Dredging Environmental & Marine Engineering NV 634
1,556,435 Dubai Investments PJSC 1,047
44,455 Duerr AG. 1,203
49,120 (a) DXP Enterprises, Inc 1,716
1 (a) Dycom Industries, Inc 0^
4,087,800 Dynasty Ceramic PCL 191
1,922,345 Eaton Corp plc 409,998
77,000 Ebara Corp 3,603
5,947 (a),(b) Ebusco Holding NV 29

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,120,000 E-Commodities Holdings Ltd $ 207
42,051 (b) Ecopro BM Co Ltd 7,855
3,648 Eiffage S.A. 346
29,108 Elbit Systems Ltd 5,769
8,947 Elco Ltd 264
39,412 Elecon Engineering Co Ltd 366
1,737 Electra Israel Ltd 668
25,218 Electrical Industries Co 276
4,365,771 Electrocomponents plc 38,991
192,233 Electrolux Professional AB 991
157,618 Elgi Equipments Ltd 967
513,503 ElSewedy Electric Co 391
11,691,700 (a) Embraer S.A. 40,054
65,228 EMCOR Group, Inc 13,723
5,558 Energiekontor AG. 451
147,853 Enerpac Tool Group Corp 3,908
39,800 EnerSys 3,768
37,823 (b) Engcon AB 257
228,293 Engineers India Ltd 404
48,146 (a) Enplus Co Ltd 216
151,110 EnPro Industries, Inc 18,313
32,710 Epiroc AB 621
19,356 Epiroc AB 310
107,948 Esab Corp 7,580
12,833 ESAB India Ltd 781
124,418 ESCO Technologies, Inc 12,994
26,341 Escorts Kubota Ltd 1,008
607,332 (a) Estithmar Holding QPSC 354
59,468 (a),(b) Eurogroup Laminations S.p.A 263
54,893 (a) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 467
101,707 Eve Energy Co Ltd 632
78,000 Evergreen Aviation Technologies Corp 256
167,100 Fangda Carbon New Material Co Ltd 132
210,780 Fanuc Ltd 5,482
2,627,631 Far Eastern Textile Co Ltd 2,343
26,798 (a) Farasis Energy Gan Zhou Co Ltd 74
433,620 Fastenal Co 23,693
55,352 Federal Signal Corp 3,306
194,515 Ferguson plc 32,011
156,958 Ferguson plc 25,815
556,636 Ferrovial SE 17,009
443,723 (a),(b) Fincantieri S.p.A 221
395,596 Finning International, Inc 11,668
573,920 Finolex Cables Ltd 7,730
420,000 First Tractor Co Ltd 213
1,782,590 Fletcher Building Ltd 5,011
1,178,481 Flowserve Corp 46,868
405,647 FLSmidth & Co AS 18,284
82,925 (b) Fluidra S.A. 1,692
583,548 (a) Fluor Corp 21,416
811 (b) Forbo Holding AG. 988
571,124 Fortive Corp 42,355
96,467 Fortune Brands Innovations, Inc 5,996
98,000 Fortune Electric Co Ltd 824
2,377,508 (b) Fosun International 1,497
71,520 FTAI Aviation Ltd 2,543
349,033 (a) Fugro NV 5,351
112,500 (a) Fuji Electric Holdings Co Ltd 5,067
366,045 Fuji Machine Manufacturing Co Ltd 5,679
556,778 Fujikura Ltd 4,474
51,339 (b) Fujitec Co Ltd 1,183
11,139 Fukushima Galilei Co Ltd 361
20,256 Furukawa Co Ltd 227
58,444 Furukawa Electric Co Ltd 931

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
17,934 (a) G R Infraprojects Ltd $ 261
1,566,985 Gamuda BHD 1,478
23,773 Garden Reach Shipbuilders & Engineers Ltd 240
80,340 (a) Gates Industrial Corp plc 933
7,615 GEA Group AG. 281
1,659 Geberit AG. 827
43,618 GEK Group of Cos S.A. 607
99,964 (a) Generac Holdings, Inc 10,892
133,907 General Dynamics Corp 29,589
667,535 Genuit Group plc 2,672
23,032 (a) Geolit Energy Co Ltd 175
172,174 Georg Fischer AG. 9,669
44,413 (a) Gibraltar Industries, Inc 2,998
13,501 Giken Seisakusho Co, Inc 181
14,300 Ginlong Technologies Co Ltd 154
116,629 (a) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 447
33,556 Glory Ltd 669
106,566 GMM Pfaudler Ltd 2,386
39,902 (a) GMS, Inc 2,553
51,213 (a) Godrej Industries Ltd 351
25,600 Gongniu Group Co Ltd 365
6,318 GoodWe Technologies Co Ltd 115
20,450 Gorman-Rupp Co 673
82,127 Gotion High-tech Co Ltd 262
34,099 Graco, Inc 2,485
158,907 Grafton Group plc 1,753
49,541 Graphite India Ltd 293
1,600,780 Greaves Cotton Ltd 2,659
2,882,000 (c) Greentown Management Holdings Co Ltd 2,081
88,100 Griffon Corp 3,495
44,532 Grindwell Norton Ltd 1,113
520,793 (b) Grupo Carso S.A. de C.V. (Series A1) 3,815
130,199 (b) Grupo Rotoplas SAB de C.V. 188
56,409 GS Engineering & Construction Corp 587
44,366 GS Holdings Corp 1,309
52,854 GS Yuasa Corp 941
79,980 GT Capital Holdings, Inc 804
16,100 Guangzhou Great Power Energy & Technology Co Ltd 73
88,232 Gulf Cables & Electrical Industries Group Co. KSCP 335
48,989 (a),(b),(c) GVS S.p.A 265
616,497 Haitian International Holdings Ltd 1,301
4,838 (a) Hana Technology Co Ltd 395
325,668 Hangzhou Steam Turbine Power Group Co Ltd 346
44,979 Hanwa Co Ltd 1,426
29,715 Hanwha Corp 527
13,757 Hanwha Corp 141
500,585 Hanwha Systems Co Ltd 4,544
1,828,000 Harbin Power Equipment 555
44,400 Harmonic Drive Systems, Inc 984
206,914 Havells India Ltd 3,452
101,891 (a) Hayward Holdings, Inc 1,437
123,436 Hazama Ando Corp 963
84,247 HBL Power Systems Ltd 270
9,754 HD Hyundai Construction Equipment Co Ltd 528
17,951 HD Hyundai Electric Co Ltd 882
18,534 (a) HD Hyundai Heavy Industries Co Ltd 1,662
28,827 HDC Hyundai Development Co-Engineering & Construction 218
9,493 HEG Ltd 197
55,079 HEICO Corp 8,919
60,613 HEICO Corp (Class A) 7,832
222,410 (a) Heidelberger Druckmaschinen 284
71,750 (a) Hellenic Technodomiki Tev S.A. 159
186,069 Hensoldt AG. 5,486
104,697 (a) Hexagon Composites ASA 268

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
130,028 (a) Hexagon Purus ASA $ 168
135,269 (b) Hexatronic Group AB 548
64,023 Hexcel Corp 4,170
10,368 HG Infra Engineering Ltd 117
1,497,679 (a) Hillman Solutions Corp 12,356
154,474 Hindustan Aeronautics Ltd 3,579
18,211 Hindware Home Innovation Ltd 121
243,900 Hino Motors Ltd 930
8,200 Hirata Corp 410
199,900 (a) Hitachi Construction Machinery Co Ltd 6,066
8,699 Hitachi Energy India Ltd 429
1,702,391 (a) Hitachi Ltd 105,510
1,133,220 Hitachi Zosen Corp 6,346
233,643 Hiwin Technologies Corp 1,476
19,574 Hochtief AG. 1,974
2,573,930 Honeywell International, Inc 475,508
25,385 Hongfa Technology Co Ltd 117
92,100 Hoshizaki Corp 3,197
40,978 Hosken Consolidated Investments Ltd 431
2,269,554 Howden Joinery Group plc 20,307
812,768 Howmet Aerospace, Inc 37,591
3,394 Hoymiles Power Electronics, Inc 128
21,631 Hoyuan Green Energy Co Ltd 124
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
438,139 Hubbell, Inc 137,317
23,232 Huber & Suhner AG. 1,675
54,734 Huntington Ingalls Industries, Inc 11,197
382,903 (b) Husqvarna AB (B Shares) 2,922
16,845 (a) Hydro Lithium, Inc 166
5,369 Hyosung Corp 246
3,921 (a) Hyosung Heavy Industries Corp 494
19,287 Hyundai Elevator Co Ltd 626
67,902 Hyundai Engineering & Construction Co Ltd 1,822
37,475 (a) Hyundai Heavy Industries 3,080
10,144 (a) Hyundai Mipo Dockyard 622
64,547 (a) Hyundai Rotem Co Ltd 1,326
26,477 Idec Corp 525
15,433 IDEX Corp 3,210
21,770 (a) IES Holdings, Inc 1,434
4,658,400 IJM Corp BHD 1,842
225,709 Illinois Tool Works, Inc 51,983
59,939 IMCD NV 7,578
636,667 IMI plc 12,115
17,042 Implenia AG. 559
118,236 Inaba Denki Sangyo Co Ltd 2,557
35,398 Inabata & Co Ltd 741
24,348 (c) IndiaMart InterMesh Ltd 841
17,231 Indus Holding AG. 366
25,964 (b) Industrie De Nora S.p.A 444
1,336,841 Industries Qatar QSC 5,038
298,187 Indutrade AB 5,507
146,325 INFRONEER Holdings, Inc 1,514
18,513 Ingersoll Rand India Ltd 653
878,056 (b) Ingersoll Rand, Inc 55,950
2,803,600 (a),(d) Inovisi Infracom Tbk PT 0^
241,095 (a) InPost S.A. 2,795
222,080 Instalco AB 659
78,157 Interpump Group S.p.A. 3,575
572 Interroll Holding AG. 1,562
159,624 Investment AB Latour 2,806
37,281 INVISIO AB 673
124,468 Inwido AB 1,251
113,000 Iochpe-Maxion S.A. 308
1,255,664 IRB Infrastructure Developers Ltd 476

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
208,430 (c) IRCON International Ltd $ 362
13,337 IS Dongseo Co Ltd 283
24,857 ISGEC Heavy Engineering Ltd 217
118,000 (b) Ishikawajima-Harima Heavy Industries Co Ltd 2,473
15,000 (a),(b) Ispace, Inc 142
368,011 (a),(b) ITM Power plc 339
1,009,449 (b) Itochu Corp 36,455
401,711 ITT, Inc 39,332
144,227 (a) Iveco Group NV 1,344
1,066,317 Jamna Auto Industries Ltd 1,499
1,198,124 (a) Janus International Group, Inc 12,820
9,132 Japan Pulp & Paper Co Ltd 298
49,161 Japan Steel Works Ltd 911
83,500 Jardine Cycle & Carriage Ltd 1,947
134,736 Jardine Matheson Holdings Ltd 6,244
23,600 JDC Corp 105
7,782 (a) Jeio Co Ltd 144
573,276 (a) JELD-WEN Holding, Inc 7,659
2,056,956 JG Summit Holdings (Series B) 1,382
322,400 JGC Corp 4,480
74,804 Jiangsu Hengli Hydraulic Co Ltd 656
194,918 Jiangsu Zhongtian Technology Co Ltd 398
50,900 (a) Jiangxi Special Electric Motor Co Ltd 62
179,580 Johns Lyng Group Ltd 750
812,492 Johnson Controls International plc 43,233
15,401 (c) JOST Werke SE 738
4,812 Judges Scientific plc 518
39,955 Jungheinrich AG. 1,195
77,647 Jupiter Wagons Ltd 306
2,673 (b) Kaba Holding AG. 1,312
65,457 Kajaria Ceramics Ltd 1,041
359,850 Kajima Corp 5,858
66,804 Kalpataru Projects International Ltd 507
10,750 Kaman Corp 211
163,900 Kanamoto Co Ltd 2,878
314,701 Kandenko Co Ltd 2,898
72,500 Kanematsu Corp 1,002
12,045 (a) Kangwon Energy Co Ltd 171
65,000 Kaori Heat Treatment Co Ltd 598
2,404,554 KAP Ltd 305
42,361 Kardex Holding AG. 9,236
14,400 Katakura Industries Co Ltd 168
128,700 Kawasaki Heavy Industries Ltd 3,114
7,294 KCC Glass Corp 221
106,168 KEC International Ltd 845
44,100 Keda Industrial Group Co Ltd 70
48,229 KEI Industries Ltd 1,537
85,000 Keihan Electric Railway Co Ltd 2,256
141,651 Keller Group plc 1,298
13,622 (a),(b) Kempower Oyj 700
143,000 Kenmec Mechanical Engineering Co Ltd 285
6,320 Kennametal India Ltd 203
11,837 KEPCO Engineering & Construction Co, Inc 565
1,239,027 Keppel Corp Ltd 6,153
425,820 (a) Kier Group plc 597
267,835 (a) Kiler Holding AS. 372
287,971 Kinden Corp 4,188
7,676 Kingspan Group plc 573
83,000 Kinik Co 398
206,037 KION Group AG. 7,881
18,681 Kirloskar Brothers Ltd 188
22,735 Kirloskar Pneumatic Co Ltd 181
245,700 Kitz Corp 1,699
241,836 Kloeckner & Co AG. 1,744

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
682,067 Knorr-Bremse AG. $ 43,241
134,623 KNR Constructions Ltd 460
656,146 KOC Holding AS 3,507
886,759 Komatsu Ltd 23,917
3,231 (b) Komax Holding AG 742
314,840 Kone Oyj (Class B) 13,267
238,194 Konecranes Oyj 7,896
284,647 Kongsberg Gruppen ASA 11,731
608,746 Koninklijke BAM Groep NV 1,291
74,538 Kontrolmatik Enerji Ve Muhendislik AS. 905
63,957 Korea Aerospace Industries Ltd 2,309
4,002 Korea Electric Terminal Co Ltd 151
498,641 (a) Kornit Digital Ltd 9,429
945,353 (a) Kratos Defense & Security Solutions, Inc 14,199
11,349 Krones AG. 1,168
9,687 KSB Ltd 348
113,176 Kuang-Chi Technologies Co Ltd 224
861,209 Kubota Corp 12,669
26,204 Kumagai Gumi Co Ltd 618
63,000 Kung Long Batteries Industrial Co Ltd 257
88,300 Kurita Water Industries Ltd 3,073
18,310 Kvutzat Acro Ltd 183
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 288
77,255 (b) Kyowa Exeo Corp 1,583
34,122 Kyudenko Corp 1,068
3,812 Kyung Dong Navien Co Ltd 123
110,174 L3Harris Technologies, Inc 19,183
3,506 Lakshmi Machine Works Ltd 614
599,583 Larsen & Toubro Ltd 21,785
13,244 Legrand S.A. 1,217
35,790 Lennox International, Inc 13,401
341,965 Leonardo S.p.A. 4,926
82,347 LG Corp 5,119
40,075 (a) LG Energy Solution Ltd 14,133
254,639 Lifco AB 4,454
29,928 LIG Nex1 Co Ltd 1,946
37,710 (a) Limbach Holdings, Inc 1,197
11,388 Lincoln Electric Holdings, Inc 2,070
62,857 Lindab International AB 918
68,951 (a),(b) Lion Electric Co 131
16,460 LISI 387
243,014 LIXIL Group Corp 2,824
427,500 (b) LK Technology Holdings Ltd 423
155,222 Lockheed Martin Corp 63,480
6,221,000 Lonking Holdings Ltd 1,085
14,638 LS Cable Ltd 1,099
11,703 LS Electric Co Ltd 810
1,539,800 LT Group, Inc 245
8,582 LU-VE S.p.A 196
14,737 Luxfer Holdings plc 192
34,405 LX Holdings Corp 191
20,292 LX INTERNATIONAL CORP 429
82,908 (b) Maas Group Holdings Ltd 176
122,932 Mabuchi Motor Co Ltd 3,669
133,353 Maire Tecnimont S.p.A 546
18,239 Makino Milling Machine Co Ltd 796
189,747 Makita Corp 4,679
2,025,200 Malaysian Resources Corp Bhd 198
11,755 Manitou BF S.A. 282
461,000 Marcopolo S.A. 534
1,226,316 Marubeni Corp 19,116
17,000 MARUKA FURUSATO Corp 305
753,831 Masco Corp 40,292
153,636 (a) Masonite International Corp 14,322

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
47,677 (a) Mastec, Inc $ 3,431
199,970 (a) Masterbrand, Inc 2,430
20,900 Max Co Ltd 383
1,326 MBB SE 106
7,840 McGrath RentCorp 786
304,923 (a) MDA Ltd 2,588
154,814 MDU Resources Group, Inc 3,031
1,733,250 (b) MECOM Power and Construction Ltd 99
128,771 Meidensha Corp 1,932
5,990 Meier Tobler Group AG. 263
1,995,179 Melrose Industries plc 11,373
467,003 Metallurgical Corp of China Ltd 235
61,500 METAWATER Co Ltd 767
724,744 Metso Outotec Oyj 7,600
10,854 (a) Middleby Corp 1,389
38,094 Mie Kotsu Group Holdings, Inc 145
92,000 Mills Estruturas e Servicos de Engenharia S.A. 222
307,200 Minebea Co Ltd 5,005
115,600 Ming Yang Smart Energy Group Ltd 250
375,962 MIRAIT ONE corp 4,942
240,700 MISUMI Group, Inc 3,748
1,026,403 Mitsubishi Corp 48,908
2,149,800 Mitsubishi Electric Corp 26,560
272,662 Mitsubishi Heavy Industries Ltd 15,208
29,800 Mitsubishi Logisnext Co Ltd 272
22,050 (b) Mitsuboshi Belting Co Ltd 676
1,412,326 Mitsui & Co Ltd 51,225
72,800 Miura Co Ltd 1,463
71,357 Monadelphous Group Ltd 644
5,058,770 MonotaRO Co Ltd 53,932
49,315 (a),(c) Montana Aerospace AG. 607
216,778 Morgan Crucible Co plc 646
36,552 Morgan Sindall plc 912
96,944 Mori Seiki Co Ltd 1,645
96,100 Morita Holdings Corp 1,023
75,771 Mota Engil SGPS S.A. 274
640,455 (a) MRC Global, Inc 6,565
35,068 MSC Industrial Direct Co (Class A) 3,442
13,325 (a) MTAR Technologies Ltd 406
75,462 MTU Aero Engines Holding AG. 13,667
190,550 Mueller Industries, Inc 14,322
3,350,526 (a) Multiply Group PJSC 3,650
366,003 (c) Munters Group AB 4,695
66,494 (a) MYR Group, Inc 8,961
91,917 Mytilineos Holdings S.A. 3,383
529,700 Nabtesco Corp 9,532
11,933 Nachi-Fujikoshi Corp 320
78,400 Nagase & Co Ltd 1,232
456,619 NARI Technology Co Ltd 1,389
1,587,456 National Industries Group Holding SAK 1,028
48,835 Nava Bharat Ventures Ltd 265
9,261,465 NBCC India Ltd 6,516
64,556 (b) NCC AB (B Shares) 698
3,919,827 NCC Ltd 7,301
1,380,436 (a) NEL ASA 1,072
21,532 Nexans S.A. 1,746
135,700 (a) NEXTracker, Inc 5,450
71,189 NFI Group, Inc 677
51,500 NGK Insulators Ltd 683
1,654,669 Nibe Industrier AB 10,818
42,940 Nichias Corp 880
10,300 Nichiden Corp 171
22,145 Nichiha Corp 435
91,800 Nidec Corp 4,239

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
142,967 Nikkiso Co Ltd $ 968
7,711 (a) Nilfisk Holding A.S. 135
17,480 Ningbo Deye Technology Co Ltd 186
31,900 Ningbo Orient Wires & Cables Co Ltd 174
15,213 Ningbo Ronbay New Energy Technology Co Ltd 88
13,500 Nippon Carbon Co Ltd 411
29,959 Nippon Densetsu Kogyo Co Ltd 439
15,500 Nippon Road Co Ltd 195
26,165 (b) Nishimatsu Construction Co Ltd 649
18,900 Nishio Rent All Co Ltd 446
100,531 Nisshinbo Industries, Inc 747
48,700 Nitta Corp 1,081
21,200 (b) Nitto Boseki Co Ltd 494
19,835 (b) Nitto Kogyo Corp 475
44,150 (a) NKT Holding AS 2,300
149,360 Nolato AB 611
96,566 (a) Nordex AG. 1,185
43,350 Nordson Corp 9,674
5,183 Noritake Co Ltd 215
20,251 Noritsu Koki Co Ltd 450
21,631 Noritz Corp 229
24,405 Norma Group SE 451
81,200 North Industries Group Red Arrow Co Ltd 164
246,446 Northrop Grumman Corp 108,483
1,290,664 (a) NOW, Inc 15,320
341,248 NRW Holdings Ltd 591
325,500 NSK Ltd 1,830
357,961 (b) NTN Corp 681
1,396,168 nVent Electric plc 73,983
1,246,000 NWS Holdings Ltd 1,416
45,446 Obara Corp 1,172
552,400 Obayashi Corp 4,861
176,576 (b) OC Oerlikon Corp AG. 748
53,421 Oiles Corp 717
21,567 (b) Okuma Holdings, Inc 947
21,500 Okumura Corp 646
33,784 Olectra Greentech Ltd 487
6,850 Omega Flex, Inc 539
23,648 Organo Corp 663
70,506 OSG Corp 829
68,501 Oshkosh Corp 6,537
9 OSRAM Licht AG. 0^
228,154 Otis Worldwide Corp 18,323
34,450 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 458
212,464 Owens Corning, Inc 28,982
121,078 (a),(b) OX2 AB 575
512,520 PACCAR, Inc 43,574
11,801 Palfinger AG. 278
532,998 Parker-Hannifin Corp 207,613
177,600 (a) Parsons Corp 9,653
166,909 (a) Patel Engineering Ltd 103
161,877 Peab AB (Series B) 664
149,642 Pentair plc 9,689
1,411,800 Pentamaster Corp Bhd 1,552
223,546 Penta-Ocean Construction Co Ltd 1,329
16,734 People & Technology, Inc 759
40,043 Per Aarsleff Holding A.S. 1,835
3,051 Pfeiffer Vacuum Technology AG. 472
181,890 (a) PGT Innovations, Inc 5,047
232,000 (a) Phihong Technology Co Ltd 424
400,132 (a),(b) Plug Power, Inc 3,041
93,136 PNC Infratech Ltd 410
24,133 PNE AG. 335
28,112 Porr AG. 349

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
19,210 Powell Industries, Inc $ 1,592
439,569 Power Construction Corp of China Ltd 323
4,286 Power Mech Projects Ltd 216
41,388 (a),(b) PowerCell Sweden AB 202
3,397,000 (a) PP Persero Tbk PT 166
81,990 Praj Industries Ltd 578
18,250 Primoris Services Corp 597
40,560 (a) Prince Pipes & Fittings Ltd 340
13,035 Prysmian S.p.A. 523
7,928,200 (a) PSG Corp PCL 174
5,884 Pylon Technologies Co Ltd 106
1,852,740 QinetiQ plc 7,176
672,420 (a) Qua Granite Hayal 162
119,507 Quanta Services, Inc 22,356
265,435 Rail Vikas Nigam Ltd 540
6,816 (a) Rainbow Robotics 850
155,800 Raito Kogyo Co Ltd 2,150
146,500 Randon S.A. Implementos e Participacoes 340
440,401 Ras Al Khaimah Ceramics 312
5,594 Rational AG. 3,539
21,418 (a) RBC Bearings, Inc 5,015
372,000 (a),(b) Realord Group Holdings Ltd 265
190,893 Reece Ltd 2,272
50,675 Regal-Beloit Corp 7,240
632,710 Reliance Worldwide Corp Ltd 1,572
55,568 Renew Holdings plc 485
138,535 Reunert Ltd 440
1,226,486 Rexel S.A. 27,481
86,647 Rheinmetall AG. 22,290
43,443 Richelieu Hardware Ltd 1,272
1,682 (b) Rieter Holding AG. 156
31,051 Riyadh Cables Group Co 571
45,200 Riyue Heavy Industry Co Ltd 99
32,192 Rockwell Automation, Inc 9,203
457 Rockwool International AS (B Shares) 110
8,419 (a) Rolex Rings Ltd 223
9,072,870 (a) Rolls-Royce Holdings plc 24,310
2,246,426 Rotork plc 8,510
2,766,273 RTX Corp 199,089
35,000 Ruentex Engineering & Construction Co 109
168,950 Run Long Construction Co Ltd 481
377,559 Rush Enterprises, Inc (Class A) 15,416
53,124 Russel Metals, Inc 1,487
86,750 Saab AB (Class B) 4,415
351,635 (b) Sacyr Vallehermoso S.A. 1,032
547,901 Safran S.A. 85,861
13,478 Salcef Group S.p.A 314
181,700 Sam Engineering & Equipment M Bhd 173
146,849 (a) Sambu Construction Co Ltd 342
69,656 Samsung C&T Corp 5,554
139,121 (a) Samsung Engineering Co Ltd 3,113
562,017 (a) Samsung Heavy Industries Co Ltd 3,260
15,242 Samsung Techwin Co Ltd 1,180
2,436,137 Sandvik AB 44,826
259,200 Sanki Engineering Co Ltd 2,812
150,041 Sanwa Shutter Corp 1,991
1,058,000 Sany Heavy Equipment International Holdings Co Ltd 1,667
454,257 Sany Heavy Industry Co Ltd 992
8,100 Sanyo Denki Co Ltd 370
280,528 Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 409
30,905 Saudi Ceramic Co 234
43,936 (b) Savaria Corp 459
150,804 Schindler Holding AG. 30,040
143,820 Schindler Holding AG. (Registered) 27,672

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
24,395 (a) Schneider Electric Infrastructure Ltd $ 107
629,632 Schneider Electric S.A. 103,758
828 (b) Schweiter Technologies AG. 528
15,977 (a) Scope Metals Group Ltd 502
24,995 (b) Sekisui Jushi Corp 398
37,673,904 (a) SembCorp Marine Ltd 3,684
7,304 Semperit AG. Holding 132
57,294 Sensata Technologies Holding plc 2,167
131,987 Seven Group Holdings Ltd 2,629
12,236 SFA Engineering Corp 286
14,689 SFS Group AG. 1,602
50,102 (a),(b) SGL Carbon AG. 349
36,500 Shandong Himile Mechanical Science & Technology Co Ltd 176
264,727 Shanghai Construction Group Co Ltd 100
830,803 Shanghai Electric Group Co Ltd 533
387,800 Shanghai Highly Group Co Ltd 121
321,000 Shanghai Industrial Holdings Ltd 402
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 130
24,100 Shanghai Moons' Electric Co Ltd 229
224,100 Shanghai Waigaoqiao Free Trade Zone Group Co Ltd 164
141,900 Shanxi Coal International Energy Group Co Ltd 366
121,795 Shapir Engineering and Industry Ltd 822
67,140 Shenzhen Inovance Technology Co Ltd 614
32,200 Shenzhen Kstar Science And Technology Co Ltd 127
148,136 Shibaura Machine Co Ltd 4,082
28,400 Shibuya Corp 476
193,000 Shihlin Electric & Engineering Corp 691
272,024 (a) Shikun & Binui Ltd 735
16,200 (b) Shima Seiki Manufacturing Ltd 194
469,900 Shimizu Corp 3,264
548,000 Shin Zu Shing Co Ltd 1,363
79,884 Shinko Plantech Co Ltd 776
43,500 Shinmaywa Industries Ltd 371
35,408 SHO-BOND Holdings Co Ltd 1,391
62,700 Shuangliang Eco-Energy Systems Co Ltd 91
29,400 (a) Sichuan New Energy Power Co Ltd 48
395,360 Sichuan Road and Bridge Group Co Ltd 469
1,425,322 Siemens AG. 203,691
1,069,912 Siemens Energy AG. 13,944
77,952 Siemens India Ltd 3,441
32,700 Sieyuan Electric Co Ltd 232
651,195 (a) SIG plc 285
412,524 (c) Signify NV 11,069
2,219,259 Sime Darby BHD 1,043
1,762,804 Singapore Technologies Engineering Ltd 5,031
193,900 Sinoma International Engineering Co 301
2,607,500 Sinopec Engineering Group Co Ltd 1,172
1,096,500 Sino-Thai Engineering & Construction PCL 282
679,500 Sinotruk Hong Kong Ltd 1,307
33,786 (a) SiteOne Landscape Supply, Inc 5,522
96,366 SK Networks Co Ltd 435
21,677 (a) SK oceanplant Co Ltd 295
32,193 SK, Inc 3,481
16,887 Skanska AB (B Shares) 277
16,914 SKF AB (B Shares) 281
22,570 SKF India Ltd 1,389
100,978 SM Investments Corp 1,504
33,928 SMC Corp 15,209
2,246,958 Smiths Group plc 44,238
46,862 Snap-On, Inc 11,953
145,930 (b) SNC-Lavalin Group, Inc 4,868
193,402 Sojitz Holdings Corp 4,237
13,550 Solar Holdings AS (B Shares) 910
21,523 (a) Soltec Power Holdings S.A. 70

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
11,012 SPG Co Ltd $ 335
80,542 Spirax-Sarco Engineering plc 9,323
79,495 Spirit Aerosystems Holdings, Inc (Class A) 1,283
402,319 (a) SPX Technologies, Inc 32,749
20,462 Stabilus SE 1,143
49,993 (b) Stadler Rail AG. 1,946
121,167 Stanley Black & Decker, Inc 10,127
100,892 (b) Stantec, Inc 6,546
62,366 Star Micronics Co Ltd 782
5,480,900 (a) STARK Corp PCL 1
4,088 (b) Steico SE 114
55,655 (a) Sterling and Wilson Renewable 241
1,155,761 (b) Storskogen Group AB 835
50,125 Sulzer AG. 4,781
888,177 Sumitomo Corp 17,726
63,697 Sumitomo Densetsu Co Ltd 1,181
229,900 Sumitomo Heavy Industries Ltd 5,822
106,237 Sumitomo Mitsui Construction Co Ltd 292
1,188,000 (a) Sun King Technology Group Ltd 236
76,270 Sungrow Power Supply Co Ltd 935
157,000 Sunonwealth Electric Machine Industry Co Ltd 567
159,935 (a),(b) Sunrun, Inc 2,009
50,163 Sunwoda Electronic Co Ltd 116
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
9,940 Suzhou Maxwell Technologies Co Ltd 173
5,979,704 (a) Suzlon Energy Ltd 1,851
178,393 Sweco AB 1,664
561,625 Ta Ya Electric Wire & Cable 670
77,022 Tadano Ltd 653
43,266 (a) Taihan Electric Wire Co Ltd 388
7,343 Taihei Dengyo Kaisha Ltd 200
18,353 Taikisha Ltd 554
144,541 Taisei Corp 5,087
937,000 Taiwan Glass Industrial Corp 555
11,439 Takamatsu Corp 204
36,364 (b) Takara Standard Co Ltd 450
91,641 Takasago Thermal Engineering Co Ltd 1,780
230,100 Takeuchi Manufacturing Co Ltd 7,524
56,700 Takuma Co Ltd 586
48,667 (b),(c) Talgo S.A. 181
1,277,000 (a) Tatung Co Ltd 1,757
75,000 Taurus Armas S.A. 240
277,375 TBEA Co Ltd 565
38,565 TD Power Systems Ltd 120
40,882 Techno Electric & Engineering Co Ltd 248
1,171,469 Techtronic Industries Co 11,309
969,000 Teco Electric and Machinery Co Ltd 1,562
9,186 Tega Industries Ltd 103
109,417 Tekfen Holding AS 214
32,030 Tennant Co 2,375
232,249 Terex Corp 13,382
59,250 Textron, Inc 4,630
74,304 Thales S.A. 10,443
4,210,000 (a),(b) Theme International Holdings Ltd 349
34,237 Thermax Ltd 1,280
243,519 (a) Thermon Group Holdings, Inc 6,689
98,200 (a) THK Co Ltd 1,793
6,566,900 Thoresen Thai Agencies PCL 1,100
12,950 Timken Co 952
24,981 Timken India Ltd 930
44,957 Titagarh Rail System Ltd 421
257,054 (a) Titan Machinery, Inc 6,832
74,646 Titan Wind Energy Suzhou Co Ltd 132
31,574 (e) TK Corp 420

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
33,122 TKH Group NV $ 1,309
10,000 Toa Corp/Tokyo 251
77,811 Tocalo Co Ltd 708
183,756 Toda Corp 994
4,615 Toenec Corp 131
90,400 TOKAI Holdings Corp 560
66,902 Tokyu Construction Co Ltd 349
2,370 (a) Top Material Co Ltd 94
21,390 Toro Co 1,777
189,950 Toromont Industries Ltd 15,470
15,877 Totetsu Kogyo Co Ltd 312
112,950 Toto Ltd 2,915
235,203 Toyo Construction Co Ltd 1,916
11,100 Toyo Tanso Co Ltd 402
124,800 Toyota Industries Corp 9,824
180,000 Toyota Tsusho Corp 10,587
1,003,040 Trane Technologies plc 203,527
47,050 (a) TransDigm Group, Inc 39,669
179,528 Travis Perkins plc 1,835
511,838 Trelleborg AB (B Shares) 12,717
82,285 (a) Trex Co, Inc 5,071
799,450 (a) Triumph Group, Inc 6,124
184,000 (a),(b) Triumph New Energy Co Ltd 119
1,134,263 (a) Triveni Turbine Ltd 5,973
31,567 (b) Troax Group AB 447
35,910 Trusco Nakayama Corp 588
94,290 Tsubakimoto Chain Co 2,440
32,500 Tsugami Corp 252
67,800 Tupy S.A. 367
20,651 Turk Traktor ve Ziraat Makineleri AS 664
1,150,748 Turkiye Sise ve Cam Fabrikalari AS 2,289
12,012 TY Holdings Co Ltd 54
185,533 Tyman plc 654
51,510 UFP Industries, Inc 5,275
10,000 Union Tool Co 259
133,000 United Integrated Services Co Ltd 938
209,128 United Rentals, Inc 92,972
45,603 Uponor Oyj 1,369
75,700 Ushio, Inc 919
328,800 (a) UWC BHD 259
66,307 (a) V2X, Inc 3,425
129,505 (b) Valmet Oyj 2,957
15,861 (a),(b) Varta AG. 300
29,485 (c) VAT Group AG. 10,522
177,837 Veidekke ASA 1,623
606,700 Ventia Services Group Pty Ltd 1,098
25,500 Veritiv Corp 4,307
595,617 Vertiv Holdings Co 22,157
453,813 Vestas Wind Systems A.S. 9,709
95,999 (a) Vestum AB 39
5,614 Vesuvius India Ltd 211
204,603 Vesuvius plc 1,081
240,026 V-Guard Industries Ltd 888
892,025 Vinci S.A. 98,686
395,997 Volex plc 1,520
3,617 Voltamp Transformers Ltd 195
166,293 Voltas Ltd 1,725
56,000 Voltronic Power Technology Corp 2,758
166,503 Volution Group plc 735
9,939 Volvo AB (A Shares) 206
332,496 Volvo AB (B Shares) 6,849
7,879 Vossloh AG. 329

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
197,941 W.W. Grainger, Inc $ 136,943
587,810 Wabash National Corp 12,415
94,964 Wacker Construction Equipment AG. 1,933
103,000 Waffer Technology Corp 470
66,500 Wakita & Co Ltd 624
2,429,848 Walsin Lihwa Corp 2,775
470,087 Wartsila Oyj (B Shares) 5,328
9,448,700 (a),(d) Waskita Karya Persero Tbk PT 93
25,465 (b) Watsco, Inc 9,619
336,749 Webuild SpA 597
1,424,250 WEG S.A. 10,277
834,709 Weichai Power Co Ltd 1,131
218,186 Weichai Power Co Ltd (Class A) 375
1,070,220 Weir Group plc 24,727
310,330 WESCO International, Inc 44,632
1,125,377 Westinghouse Air Brake Technologies Corp 119,594
3,505,300 (a) Wijaya Karya Persero Tbk PT 104
149,308 (a) WillScot Mobile Mini Holdings Corp 6,210
59,750 Wilson Bayly Holmes-Ovcon Ltd 393
89,443 Woodward Inc 11,114
8,118 (a) W-Scope Chungju Plant Co Ltd 311
113,208 (b) WSP Global, Inc 15,978
17,660 (a) XANO Industri AB 129
677,038 XCMG Construction Machinery Co Ltd 592
204,711 Xiamen C & D, Inc 279
159,367 Xinjiang Goldwind Science & Technology Co Ltd - A 201
1,407,578 Xinyi Glass Holdings Co Ltd 1,814
13,988 XP Power Ltd 400
102,300 Xxentria Technology Materials Corp 240
101,929 Xylem, Inc 9,279
25,780 YAMABIKO Corp 248
66,670 Yamazen Corp 524
7,272,200 Yangzijiang Shipbuilding Holdings Ltd 8,815
36,511 Yankey Engineering Co Ltd 297
52,800 Yaskawa Electric Corp 1,901
165,274 (a),(c) Yellow Cake plc 1,129
82,179 Yokogawa Bridge Holdings Corp 1,534
13,552 Yuasa Trading Co Ltd 374
2,369 Yunsung F&C Co Ltd 298
55,500 Yurtec Corp 356
19,598 Zehnder Group AG. 1,149
24,900 Zhefu Holding Group Co Ltd 13
119,663 Zhejiang Chint Electrics Co Ltd 383
19,792 Zhejiang Dingli Machinery Co Ltd 143
46,500 Zhejiang Sanhua Intelligent Controls Co Ltd 190
79,151 Zhejiang Weixing New Building Materials Co Ltd 198
117,200 Zhengzhou Yutong Bus Co Ltd 213
38,825 Zhuzhou CRRC Times Electric Co Ltd 212
498,300 Zhuzhou CSR Times Electric Co Ltd 1,721
117,700 Zhuzhou Kibing Group Co Ltd 133
493,539 Zoomlion Heavy Industry Science and Technology Co Ltd - A 464
TOTAL CAPITAL GOODS 8,730,193
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
154,100 (a) ACV Auctions, Inc 2,339
254,188 Adecco S.A. 10,440
15,020 Aeon Delight Co Ltd 331
202,938 AFRY AB 2,376
1,190,837 (a) Aker Carbon Capture ASA 1,252
185,783 (a) Aker Horizons Holding AS. 79
1,320,122 (a) Alight, Inc 9,360
82,890 Alpha Financial Markets Consulting plc 349

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
380,518 ALS Ltd $ 2,795
6,771 (b) Amadeus Fire AG 799
26,600 Ambipar Participacoes e Empreendimentos S 109
231,665 (b) APM Human Services International ltd 273
111,889 Applus Services S.A. 1,171
312,950 Arcadis NV 14,041
163,260 (a) ASGN, Inc 13,335
339,869 Automatic Data Processing, Inc 81,766
25,230 Barrett Business Services, Inc 2,277
772,200 BayCurrent Consulting, Inc 25,732
33,462 (c) Befesa S.A. 1,020
27,600 (b) Bell System24 Holdings, Inc 292
66,800 Benefit One, Inc 482
4,149 Bertrandt AG. 193
25,189 Bilfinger Berger AG. 861
61,500 Binjiang Service Group Co Ltd 137
85,236 BLS International Services Ltd 256
65,113 Booz Allen Hamilton Holding Corp 7,115
62,900 Boyd Group Services, Inc 11,185
1,222,852 Brambles Ltd 11,234
166,187 (c) Bravida Holding AB 1,223
260,700 (a) BrightView Holdings, Inc 2,020
26,750 Brink's Co 1,943
15,719 Brunel International NV 216
322,366 Bureau Veritas S.A. 7,993
10,973 Calian Group Ltd 412
1,553,645 (a) Capita Group plc 323
81,358 Caverion Oyj 741
200,240 (a) CECO Environmental Corp 3,198
4,558 Cewe Stiftung & Co KGAA 424
1,069,000 (a),(b) China Conch Environment Protection Holdings Ltd 229
1,680,085 China Everbright Environment Group Ltd 577
9,400 (a) Cimpress plc 658
61,560 Cintas Corp 29,611
357,370 (a),(b) Clarivate plc 2,398
71,000 Cleanaway Co Ltd 388
1,819,492 Cleanaway Waste Management Ltd 2,834
50,986 CMS Info Systems Ltd 214
25,590 Computer Age Management Services Ltd 772
620,723 Computershare Ltd 10,344
22,712 Concentrix Corp 1,819
197,840 (a) Conduent, Inc 688
226,468 (c) Coor Service Management Holding AB 920
650,820 (a) Copart, Inc 28,044
259,640 (a) CoStar Group, Inc 19,964
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 422
187,400 Dai Nippon Printing Co Ltd 4,876
32,700 (a) Daiei Kankyo Co Ltd 461
34,965 Daiseki Co Ltd 935
4,454 Danel Adir Yeoshua Ltd 366
319,556 Derichebourg 1,606
28,564 dip Corp 703
30,939 DKSH Holding AG. 2,093
5,455 DO & CO AG. 599
544,284 Downer EDI Ltd 1,435
48,213 (a) Driven Brands Holdings, Inc 607
208,788 Dun & Bradstreet Holdings, Inc 2,086
33,398 Duskin Co Ltd 724
451,000 Dynagreen Environmental Protection Group Co Ltd 136
18,137 eClerx Services Ltd 393
8,914 Ecopro HN Co Ltd 469

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,000 ECOVE Environment Corp $ 295
611,163 Elis S.A. 10,734
22,920 en-japan, Inc 356
155,018 Ennis, Inc 3,289
41,573 Equifax, Inc 7,615
598,095 (a) ExlService Holdings, Inc 16,771
1,105,125 Experian Group Ltd 36,146
29,016 Fila S.p.A 229
108,403 (a),(c),(d) Finablr plc 1
311,087 Firstsource Solutions Ltd 626
26,799 (a),(b) Fiverr International Ltd 656
853,200 Frontken Corp Bhd 571
25,556 (a) FTI Consulting, Inc 4,559
14,265 Fullcast Co Ltd 179
28,454 Funai Soken Holdings, Inc 496
11,303 (a),(b) GDI Integrated Facility Services, Inc 320
210,990 GFL Environmental, Inc 6,700
5,914 GL Events 102
274,200 (c) GPS Participacoes e Empreendimentos S.A. 938
146,151 (a) Harsco Corp 1,055
1,318,722 Hays plc 1,749
730,470 Healthcare Services Group 7,619
130,630 Herman Miller, Inc 3,194
46,160 (a) Huron Consulting Group, Inc 4,808
121,807 ICF International, Inc 14,716
185,745 Indian Railway Catering & Tourism Corp Ltd 1,520
3,210,900 Infomart Corp 8,610
42,012 (b) Insource Co Ltd 291
41,260 Insperity, Inc 4,027
14,062 (a) Insun ENT Co Ltd 80
176,286 Intertek Group plc 8,816
60,317 (b) Intrum Justitia AB 352
70,870 ION Exchange India Ltd 441
174,441 IPH Ltd 826
246,188 ISS A.S. 3,782
15,800 JAC Recruitment Co Ltd 268
95,347 Jacobs Solutions, Inc 13,015
156,300 Japan Elevator Service Holdings Co Ltd 2,289
1,577,900 Johnson Service Group plc 2,606
102,627 KBR, Inc 6,049
17,075 KEPCO Plant Service & Engineering Co Ltd 415
68,328 Kforce, Inc 4,076
66,508 Kokuyo Co Ltd 1,054
14,700 Kosaido Holdings Co Ltd 292
124,000 L&K Engineering Co Ltd 452
41,370 (a) Latent View Analytics Ltd 204
423,056 (b) Link Administration Holdings Ltd 373
49,589 Link And Motivation, Inc 144
83,693 Loomis AB 2,252
32,564 (b) Mader Group Ltd 133
19,869 Maharah Human Resources Co 352
7,600 Management Solutions Co Ltd 142
39,869 Manpower, Inc 2,923
65,438 (a),(b) Marlowe plc 466
5,762 Matsuda Sangyo Co Ltd 91
190,336 MAXIMUS, Inc 14,214
47,042 McMillan Shakespeare Ltd 486
59,784 Meitec Corp 1,081
263,651 Michael Page International plc 1,348
28,520 (a),(b) Mistras Group, Inc 155
1,121,247 Mitie Group 1,399
27,844 Mitsubishi Pencil Co Ltd 357

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
152,080 (a) Montrose Environmental Group, Inc $ 4,450
28,297 MSA Safety, Inc 4,461
4,839,454 My EG Services Bhd 818
23,660 NICE Information Service Co Ltd 173
434,370 Nihon M&A Center Holdings, Inc 2,088
12,700 Nippon Kanzai Holdings Co Ltd 218
153,211 Nippon Parking Development Co Ltd 218
226,748 Nomura Co Ltd 1,447
46,128 Okamura Corp 697
48,847 Open Up Group, Inc 599
40,700 (a) Orizon Valorizacao de Residuos S.A. 298
100,009 Outsourcing, Inc 772
107,600 Park24 Co Ltd 1,363
14,600 Pasona Group, Inc 159
140,761 Paychex, Inc 16,234
1,483,340 Persol Holdings Co Ltd 2,409
23,042 Pilot Corp 791
65,627 (b) Prestige International, Inc 271
333,167 (c) Prosegur Cash S.A. 206
560,002 Prosegur Cia de Seguridad S.A. 901
51,175 (c) Quess Corp Ltd 257
511,006 (a),(b) Raksul, Inc 4,539
120,634 Randstad Holdings NV 6,665
165,294 (b) RB Global, Inc 10,349
137,734 RB Global, Inc 8,608
3,655,971 Recruit Holdings Co Ltd 111,854
2,215,933 RELX plc 74,765
58,186 (a) Renewi plc 520
2,752,908 Rentokil Initial plc 20,439
92,695 Republic Services, Inc 13,210
170,672 RITES Ltd 1,010
80,946 Robert Half International, Inc 5,932
195,720 Rollins, Inc 7,306
252,755 RWS Holdings plc 740
13,937 S1 Corp (Korea) 585
25,152 Sato Corp 355
165,553 Saudi Airlines Catering Co 4,547
90,866 (a) Sdiptech AB 1,835
1,845 Seche Environnement S.A. 215
171,682 Secom Co Ltd 11,647
537,000 Securitas AB (B Shares) 4,246
966,993 Serco Group plc 1,758
163,728 SGS S.A. 13,741
48,935 Shanghai M&G Stationery, Inc 245
100,500 (a),(d) Shanghai Youngsun Investment Co Ltd 1
34,894 (a) SIS Ltd 181
177,441 Smart Metering Systems plc 1,347
104,963 SmartGroup Corp Ltd 557
58,287 SMS Co Ltd 991
19,651 Societe BIC S.A. 1,296
316,500 Sohgo Security Services Co Ltd 1,910
11,510 (a) SP Plus Corp 416
805,993 (b) SPIE S.A. 23,391
51,332 (b) S-Pool, Inc 164
63,000 Sporton International, Inc 494
112,112 Sthree plc 508
2,211 (a) Sungeel Hitech Co Ltd 183
48,350 Sunny Friend Environmental Technology Co Ltd 170
196,000 Taiwan Secom Co Ltd 647
216,000 Taiwan-Sogo Shinkong Security Corp 268
18,773 Takkt AG. 255
10,648 (a) TeamLease Services Ltd 333

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
979,354 TechnoPro Holdings, Inc $ 21,285
234,844 Teleperformance 29,486
56,568 (a),(b) TELUS International CDA, Inc 430
70,049 Tetra Tech, Inc 10,650
156,183 Thomson Reuters Corp 19,106
19,443 (b) Tinexta Spa 317
63,840 TKC 1,553
197,724 TOMRA Systems ASA 2,247
208,300 Toppan Printing Co Ltd 4,983
18,261 (a) Trans Cosmos, Inc/Japan 390
82,853 TransUnion 5,948
38,800 TRE Holdings Corp 313
128,977 (a) TriNet Group, Inc 15,023
24,530 (a) TrueBlue, Inc 360
59,120 TTEC Holdings, Inc 1,550
631,620 (a) Upwork, Inc 7,175
26,099 UT Group Co Ltd 389
371,100 Verisk Analytics, Inc 87,669
176,240 (a) Viad Corp 4,618
36,700 (a) Visional, Inc 1,846
7,790 VSE Corp 393
401,640 Waste Connections, Inc 53,940
483,022 Waste Management, Inc 73,632
9,900 WDB Holdings Co Ltd 135
22,000 Weathernews, Inc 930
304,210 Wolters Kluwer NV 36,832
231,000 (a),(b),(d) Youyuan International Holdings Ltd 0^
74,060 Zhejiang Weiming Environment Protection Co Ltd 180
50,000 (a) Zonqing Environmental Ltd 168
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,305,171
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.5%
81,600 ABC-Mart, Inc 1,467
316,820 (a) Abercrombie & Fitch Co (Class A) 17,859
22,145 (a),(b) About You Holding SE 124
2,758,342 Abu Dhabi National Oil Co for Distribution PJSC 2,816
276,261 Academy Sports & Outdoors, Inc 13,059
286,095 Accent Group Ltd 358
7,414,600 ACE Hardware Indonesia Tbk PT 360
20,230 Adastria Holdings Co Ltd 390
45,506 Advance Auto Parts, Inc 2,545
94,574 Ali Alghanim Sons Automotive Co KSCC 355
32,103,941 (a) Alibaba Group Holding Ltd 348,077
169,129 (a) Alibaba Group Holding Ltd (ADR) 14,670
395,922 (a),(c) Allegro.eu S.A. 2,906
11,190 Alpen Co Ltd 145
85,510 AlSaif Stores For Development & Investment Co 188
18,207,990 (a) Amazon.com, Inc 2,314,600
360,504 American Eagle Outfitters, Inc 5,988
399,863 (a) AO World plc 417
124,700 (b) AOKI Holdings, Inc 843
11,322 Arata Corp 422
43,976 Arc Land Sakamoto Co Ltd 469
73,686 (a) Aritzia, Inc 1,282
120,506 Arko Corp 862
57,317 Arvind Fashions Ltd 225
589,128 ASKUL Corp 7,718
65,419 (a),(b) ASOS plc 305
450,000 Aurora Design PCL 218
82,297 (a),(c) Auto1 Group SE 525
113,388 Autobacs Seven Co Ltd 1,200
17,740 (a),(b) AutoCanada, Inc 317

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,190 Autohellas Tourist and Trading S.A. $ 196
38,677 (a) Autonation, Inc 5,856
14,305 (a) Autozone, Inc 36,335
1,570,042 B&M European Value Retail S.A. 11,199
33,132 (b),(c) B&S Group Sarl 123
1,566,385 (a),(b) Baozun, Inc (ADR) 4,856
962,221 Bapcor Ltd 4,186
26,361 Bath & Body Works, Inc 891
30,005 (b) Belluna Co Ltd 135
4,307,300 Bermaz Auto Bhd 2,282
157,218 Best Buy Co, Inc 10,922
75,000 (b) BIC CAMERA, Inc 554
375,140 Big Lots, Inc 1,917
53,507 (b) Bilia AB 520
936,644 (a),(b) boohoo Group plc 360
41,443 (a),(b),(c) Boozt AB 343
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
168,760 Buckle, Inc 5,635
38,550 Build-A-Bear Workshop, Inc 1,134
50,923,700 (a) Bukalapak.com PT Tbk 716
195,137 (a) Burlington Stores, Inc 26,402
47,710 (b) Canadian Tire Corp Ltd 5,130
81,298 Carasso Motors Ltd 348
119,979 (a) Carmax, Inc 8,486
1,147,893 (a) CarParts.com, Inc 4,729
119,900 Cato Corp (Class A) 918
105,919 (a) Ceconomy AG 224
1,497,665 Central Retail Corp PCL 1,589
165,526 (a) Cettire Ltd 304
568,629 China Meidong Auto Holdings Ltd 311
161,000 (b) China Tobacco International HK Co Ltd 229
75,800 (b),(c) China Tourism Group Duty Free Corp Ltd 1,001
98,941 China Tourism Group Duty Free Corp Ltd 1,448
1,812,400 Chow Tai Fook Jewellery Group Ltd 2,721
42,243 Clas Ohlson AB (B Shares) 452
531,000 Com7 PCL (Foreign) 454
834,460 (a) Coupang, Inc 14,186
8,505 Cuckoo Homesys Co Ltd 131
930,189 Currys plc 548
83,846 DCM Holdings Co Ltd 681
44,565 Delek Automotive Systems Ltd 275
79,160 (b) Designer Brands, Inc 1,002
23,430 Dieteren S.A. 3,950
995,077 Dogan Sirketler Grubu Holdings 485
45,901 Dogus Otomotiv Servis ve Ticaret AS 448
768,632 Dohome PCL 229
981,321 Dollarama, Inc 67,611
331,548 Don Quijote Co Ltd 6,958
15,500 Doshisha Co Ltd 231
164,261 (a) Dufry Group 6,236
102,268 Dunelm Group plc 1,310
126,922 Eagers Automotive Ltd 1,129
452,041 eBay, Inc 19,930
59,278 (b) EDION Corp 586
7,146,100 Erajaya Swasembada Tbk PT 209
109,796 (a) Etsy, Inc 7,091
128,467 (c) Europris ASA 716
553,000 Far Eastern Department Stores Co Ltd 404
25,305 (a),(b) Farfetch Ltd 53
138,865 Fast Retailing Co Ltd 30,247
5,899 (a),(b) Fastned BV 176
38,123 (a) Fawaz Abdulaziz Al Hokair & Co 212

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
19,918 Fielmann AG. $ 859
7,997 (a) Five Below, Inc 1,287
78,752 (a) Floor & Decor Holdings, Inc 7,127
9,035 (b) Fnac Darty SA 221
276,586 Foschini Ltd 1,439
6,386 Fox Wizel Ltd 444
117,263 (a) Frasers Group plc 1,150
339,464 (a),(b) GameStop Corp (Class A) 5,588
679,177 (b) Gap, Inc 7,220
29,429 Genuine Parts Co 4,249
44,300 Geo Holdings Corp 704
832,000 Giordano International Ltd 265
98,673 (a) Global-e Online Ltd 3,921
21,560 (a) Go Fashion India Ltd 329
23,722,000 (a),(b) GOME Electrical Appliances Holdings Ltd 166
3,709,389,300 (a) GoTo Gojek Tokopedia Tbk PT 20,295
50,300 Grupo SBF S.A. 68
51,100 (b) Gulliver International Co Ltd 249
192,252 Halfords Group plc 465
116,725 (a) Hanwha Galleria Co Ltd 98
451,956 (b) Harvey Norman Holdings Ltd 1,120
32,058 (b) Hennes & Mauritz AB (B Shares) 455
17,400 Hikari Tsushin, Inc 2,650
1,156,871 Home Depot, Inc 349,560
4,588,667 Home Product Center PCL 1,571
11,140 Hornbach Holding AG. & Co KGaA 710
259,591 Hotai Motor Co Ltd 5,276
27,190 Hotel Shilla Co Ltd 1,702
196,200 Hour Glass Ltd 278
10,147 Hyundai Department Store Co Ltd 477
3,902 Hyundai Home Shopping Network Corp 121
1,713,085 Inchcape plc 15,778
532,613 Industria de Diseno Textil S.A. 19,820
282,000 (b) Isetan Mitsukoshi Holdings Ltd 3,267
24,200 Izumi Co Ltd 641
205,800 J Front Retailing Co Ltd 2,106
505,393 Jarir Marketing Co 1,954
91,540 (b) JB Hi-Fi Ltd 2,659
128,632 JD Sports Fashion plc 234
5,635,830 JD.com, Inc 81,995
11,142 JINS Holdings, Inc 238
8,720 Joshin Denki Co Ltd 137
37,374 Joyful Honda Co Ltd 439
100,633 JUMBO S.A. 2,766
13,450 K Car Co Ltd 108
21,287 (b) Keiyo Co Ltd 117
94,549 Kingfisher plc 257
5,500 (a) Kintetsu Department Store Co Ltd 105
153 Kohl's Corp 3
18,405 Kohnan Shoji Co Ltd 480
26,452 (b) Komeri Co Ltd 557
114,828 K's Holdings Corp 1,054
19,418 (b) Leon's Furniture Ltd 263
20,649 Lithia Motors, Inc (Class A) 6,098
54,866 LKQ Corp 2,716
786,180 Lojas Renner S.A. 2,096
10,077 Lotte Shopping Co Ltd 532
49,465 Lovisa Holdings Ltd 611
1,232,998 Lowe's Cos, Inc 256,266
383,561 Luk Fook Holdings International Ltd 992
87,687,325 (a) Magazine Luiza S.A. 36,983
21,770 (b),(c) Maisons du Monde S.A. 167

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,895,000 Map Aktif Adiperkasa PT $ 357
93,754 Matas A.S. 1,296
107,093 Mekonomen AB 931
15,797 (a) Mercadolibre, Inc 20,029
381,300 (a),(b) Mercari, Inc 8,204
84,000 MINISO Group Holding Ltd (ADR) 2,176
6,657,100 Mitra Adiperkasa Tbk PT 784
52,308 (b) Mobilezone Holding AG. 780
68,180 momo.com, Inc 1,065
200,068 (a) Moonpig Group plc 398
147,038 Motus Holdings Ltd 730
1,487,000 (c) MR DIY Group M Bhd 478
221,311 Mr Price Group Ltd 1,624
33,286 Murphy USA, Inc 11,375
24,045 Musti Group Oyj 457
8,300 Nafco Co Ltd 107
167,706 Naspers Ltd 26,831
15,994 Next plc 1,419
37,720 (b) Nextage Co Ltd 575
60,965 Nick Scali Ltd 432
27,435 Nishimatsuya Chain Co Ltd 299
66,043 Nitori Co Ltd 7,363
46,224 Nojima Corp 404
249,451 (a) ODP Corp 11,512
242,509 (a) Ollie's Bargain Outlet Holdings, Inc 18,717
46,984 (a) O'Reilly Automotive, Inc 42,702
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
659,000 Padini Holdings Bhd 554
38,256 Pal Co Ltd 496
725,015 PALTAC Corp 22,711
15,000 Pan German Universal Motors Ltd 143
1,314,618 (a) PDD Holdings, Inc (ADR) 128,925
15,426 Penske Auto Group, Inc 2,577
130,945 (a),(c) Pepco Group NV 605
1,553,044 (c) Pepkor Holdings Ltd 1,411
282,600 Pet Center Comercio e Participacoes S.A. 265
33,477 (b) Pet Valu Holdings Ltd 601
61,628 (a),(b) Petco Health & Wellness Co, Inc 252
405,971 Pets at Home Group PLC 1,650
28,804 Pool Corp 10,257
435,200 (c) Pop Mart International Group Ltd 1,280
43,076 Poya International Co Ltd 644
392,649 Premier Investments Ltd 6,263
1,670,142 (a) Prosus NV 49,212
720,600 PTG Energy PCL (Foreign) 184
2,371,700 PTT Oil & Retail Business PCL 1,216
33,436 Puuilo Oyj 284
569,500 (a) Rakuten, Inc 2,340
390,088 (a) RattanIndia Enterprises Ltd 266
38,676 (a),(b) RealReal, Inc 82
15,735 Retailors Ltd 309
13,120 (a) RH 3,468
184,802 Ross Stores, Inc 20,873
43,914 Rvrc Holding AB 155
355,200 Ryohin Keikaku Co Ltd 4,594
1,273,831 (a) SA SA International Holdings Ltd 167
741,304 SACI Falabella 1,656
44,600 Sanrio Co Ltd 2,118
12,964 (a),(d) Saregama India Ltd 14
23,904 Saudi Automotive Services Co 415
20,302 Saudi Co For Hardware CJSC 168
89,260 (a) Savers Value Village, Inc 1,666

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
230,481 Seria Co Ltd $ 3,393
198,804 Shanghai Yuyuan Tourist Mart Group Co Ltd 203
32,200 Shimamura Co Ltd 3,182
6,141 Shinsegae Co Ltd 864
8,588 Shinsegae International, Inc 119
31,534 (a) Shoppers Stop Ltd 260
28,122 (c) Sleep Country Canada Holdings, Inc 482
39,646 (a),(b),(c) SMCP S.A. 160
67,600 Sonic Automotive, Inc (Class A) 3,229
830,500 (a),(b) Stitch Fix, Inc 2,865
304,002 Super Group Ltd 531
273,149 Super Retail Group Ltd 2,087
51,535 Synsam AB 171
2,579 Tadiran Group Ltd 182
120,851 Takashimaya Co Ltd 1,770
12,869 Telepark Corp 152
63,550 (a),(b) Temple & Webster Group Ltd 244
1,561,622 (a),(b) THG plc 1,328
3,322,337 TJX Cos, Inc 295,289
38,927 (b) Tokmanni Group Corp 540
15,046,489 (c) Topsports International Holdings Ltd 11,376
199,504 Tractor Supply Co 40,509
154,993 Trent Ltd 3,874
299,436 (b) Truworths International Ltd 1,210
65,762 (a) Ulta Beauty, Inc 26,269
466,999 (b) United Arrows Ltd 6,115
33,485 United Electronics Co 674
462,240 (a) Urban Outfitters, Inc 15,111
176,400 USS Co Ltd 2,916
986,172 Vibra Energia S.A. 3,712
599,046 (a) Vipshop Holdings Ltd (ADR) 9,591
9,315 V-Mart Retail Ltd 221
49,488 VT Holdings Co Ltd 169
179,600 (a) Warby Parker, Inc 2,364
68,492 Warehouse Group Ltd 71
200,078 (a),(c) Watches of Switzerland Group plc 1,303
62,347 (a) Wayfair, Inc 3,776
951,546 Wesfarmers Ltd 32,204
548,116 WH Smith plc 8,949
187,602 Wickes Group plc 314
1,180,800 Wilcon Depot, Inc 459
48,818 (b) Williams-Sonoma, Inc 7,586
826,118 Woolworths Holdings Ltd 2,960
223,200 (b) Workman Co Ltd 6,774
296,883 Wuchan Zhongda Group Co Ltd 193
342,000 Xinhua Winshare Publishing and Media Co Ltd 269
905,400 Yamada Denki Co Ltd 2,784
111,233 Yellow Hat Ltd 1,411
763,929 (a),(c) Zalando SE 16,973
739,572 Zhongsheng Group Holdings Ltd 2,071
97,100 (b) ZOZO, Inc 1,778
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,870,058
CONSUMER DURABLES & APPAREL - 1.9%
756,000 361 Degrees International Ltd 381
235,927 Adidas-Salomon AG. 41,384
273,352 (a) Aditya Birla Fashion and Retail Ltd 704
107,255 Aksa Akrilik Kimya Sanayii AS. 402
139,809 Alaseel Co 187
18,000 Alexander Marine Co Ltd 210
1,277,040 (a) Alok Industries Ltd 290
189,800 (a) Alpargatas S.A. 304

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,762 (a) Amber Enterprises India Ltd $ 493
100,330 (a),(b) AMMO, Inc 203
1,103,955 Anta Sports Products Ltd 12,353
60,800 Arezzo Industria e Comercio S.A. 786
53,161 Ariston Holding NV 347
134,573 Asics Corp 4,686
86,990 (a) Azorim-Investment Development & Construction Co Ltd 312
148,428 Bajaj Electricals Ltd 1,967
48,374 Barratt Developments plc 259
52,226 Bata India Ltd 1,010
3,225 Beijing Roborock Technology Co Ltd 130
102,946 Bellway plc 2,860
34,096 Beneteau S.A. 412
5,284 Berkeley Group Holdings plc 264
29,001 (a) Borosil Ltd 138
3,260,472 Bosideng International Holdings Ltd 1,400
844,742 Bovis Homes Group plc 9,345
81,473 (b) Breville Group Ltd 1,144
33,016 (b) BRP, Inc 2,499
28,122 Brunello Cucinelli S.p.A 2,133
54,311 Brunswick Corp 4,291
18,721 Burberry Group plc 434
7,422,431 Cairn Homes plc 8,564
7,014,843 Cairn Homes plc 8,138
803,102 (a) Callaway Golf Co 11,115
58,262 (a) Campus Activewear Ltd 203
49,461 (a),(b) Canada Goose Holdings, Inc 725
240,055 (a) Capri Holdings Ltd 12,629
157,900 (a),(b) Casio Computer Co Ltd 1,322
40,205 (a) CCC S.A. 358
106,300 Chervon Holdings Ltd 318
481,000 China Lilang Ltd 226
23,800 Chofu Seisakusho Co Ltd 333
249,357 Chow Sang Sang Hldg 306
790,667 Cie Financiere Richemont S.A. 96,290
956,000 (a) Citychamp Watch & Jewellery Group Ltd 144
1,327,535 Coats Group plc 1,187
40,339 Coway Co Ltd 1,231
189,907 Crest Nicholson Holdings plc 402
106,110 (a) Crocs, Inc 9,362
2,184,546 Crompton Greaves Consumer Electricals Ltd 8,138
94,900 Cury Construtora e Incorporadora S.A. 307
230,500 Cyrela Brazil Realty S.A. 930
18,200 (b) Daiwa Seiko, Inc 246
8,575 Danya Cebus Ltd 225
19,873 (a) Deckers Outdoor Corp 10,217
60,139 De'Longhi S.p.A. 1,306
9,867 Delta Galil Ltd 382
28,602 Descente Ltd 817
12,925 DI Dong Il Corp 263
92,700 Direcional Engenharia S.A. 354
24,585 Dixon Technologies India Ltd 1,562
237,605 DR Horton, Inc 25,535
539,323 Dr. Martens PLC 924
25,240 (a),(b) Dream Finders Homes, Inc 561
1,399,869 Eclat Textile Co Ltd 21,123
21,600 Ecovacs Robotics Co Ltd 144
1,830 Einhell Germany AG. 275
8,296 Electra Consumer Products 1970 Ltd 177
183,372 Electrolux AB 1,890
291,733 (b) Ermenegildo Zegna NV 4,061
37,257 ES-Con Japan Ltd 232

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
93,600 Ez Tec Empreendimentos e Participacoes S.A. $ 350
13,671 F&F Co Ltd 1,144
1,582,451 Feng TAY Enterprise Co Ltd 8,981
24,654 (a),(d) FF Group 0^
385,225 Fields Corp 5,276
40,154 Fila Holdings Corp 1,073
697,000 Formosa Taffeta Co Ltd 549
339,999 (a),(b),(d) Fuguiniao Co Ltd 0^
50,021 Fujitsu General Ltd 940
110,000 Fulgent Sun International Holding Co Ltd 407
66,000 Fusheng Precision Co Ltd 416
27,173 Games Workshop Group plc 3,499
57,924 (a) Garmin Ltd 6,094
8,937 Garware Technical Fibres Ltd 341
243,139 Giant Manufacturing Co Ltd 1,343
117,570 (a) G-III Apparel Group Ltd 2,930
161,925 Gildan Activewear, Inc 4,539
2,678,965 (a),(c) Glenveagh Properties plc 2,824
3,460,973 (a),(c) Glenveagh Properties plc (London) 3,677
736,000 (a),(b) Golden Solar New Energy Technology Holdings Ltd 588
19,647 Goldwin, Inc 1,330
3,002 GOLFZON Co Ltd 209
170,000 Gree Electric Appliances, Inc of Zhuhai 848
241,300 Grendene S.A. 322
413,800 GRUPO DE MODA SOMA S.A. 547
10,718 Gunze Ltd 323
2,133,201 Haier Smart Home Co Ltd 6,667
338,207 Haier Smart Home Co Ltd 1,099
7,881 Handsome Co Ltd 109
55,500 Hang Zhou Great Star Industrial Co Ltd 148
46,205 Hangzhou Robam Appliances Co Ltd 171
12,552 Hansae Co Ltd 183
5,846 Hanssem Co Ltd 244
100,141 Hasbro, Inc 6,623
201,072 (b) Haseko Corp 2,563
22,058 Hermes International 40,208
98,000 Hisense Visual Technology Co Ltd 302
466,000 (a),(d) HOSA International Ltd 1
160,705 Hugo Boss AG. 10,158
2,284 Hwaseung Enterprise Co Ltd 13
134,200 Iida Group Holdings Co Ltd 2,227
75,375 Indo Count Industries Ltd 202
117,270 Installed Building Products, Inc 14,646
35,010 Japan Wool Textile Co Ltd 315
34,984 Jason Furniture Hangzhou Co Ltd 195
54,189 JM AB 733
578,000 JNBY Design Ltd 748
70,000 Johnson Health Tech Co Ltd 163
1,155,500 (b),(c) JS Global Lifestyle Co Ltd 191
184,012 Kalyan Jewellers India Ltd 503
12,383 (b) Kaufman & Broad S.A. 361
399,503 Kering 181,519
991,000 Kinpo Electronics 473
6,700 (b) Ki-Star Real Estate Co Ltd 207
38,000 KMC Kuei Meng International, Inc 152
785,700 Konka Group Co Ltd 124
58,200 Kontoor Brands, Inc 2,556
73,551 KPR Mill Ltd 666
45,018 LA Opala RG Ltd 233
19,470 (a) Landsea Homes Corp 175
101,679 Leggett & Platt, Inc 2,584
189,866 Lennar Corp (Class A) 21,309

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,185 (b) Lennar Corp (Class B) $ 1,041
175,027 (b) Levi Strauss & Co 2,377
17,373 LF Corp 184
44,840 LG Electronics, Inc 3,346
2,030,621 Li Ning Co Ltd 8,479
947 LPP S.A. 2,811
176,676 (a) Lululemon Athletica, Inc 68,128
9,119 LUX Industries Ltd 163
409,493 LVMH Moet Hennessy Louis Vuitton S.A. 309,098
183,000 Makalot Industrial Co Ltd 1,906
1,290,984 Man Wah Holdings Ltd 902
6,442 (a),(d) Mariella Burani S.p.A. 0^
28,747 (b) Marimekko Oyj 319
266,795 (a) Mattel, Inc 5,878
119,284 (c) Mavi Giyim Sanayi Ve Ticaret AS. 490
41,648 Maytronics Ltd 439
355,000 Merida Industry Co Ltd 1,924
147,881 Merry Electronics Co Ltd 387
48,783 MIPS AB 1,649
14,100 Mizuno Corp 447
40,008 (a) Mohawk Industries, Inc 3,433
1,590,486 Moncler S.p.A 92,177
325,700 (a) MRV Engenharia e Participacoes S.A. 691
5,800 (b) Nagawa Co Ltd 270
131,900 Namco Bandai Holdings, Inc 2,683
19,486 (a),(c) Neinor Homes S.A. 194
71,678 (a),(b) New Wave Group AB 498
4,000,479 Newell Rubbermaid, Inc 36,124
136,448 Nien Made Enterprise Co Ltd 1,310
1,369,419 Nike, Inc (Class B) 130,944
2,070,300 Nikon Corp 21,804
12,200 (a) NVR, Inc 72,752
1,032,058 (a) On Holding AG. 28,712
85,300 (a) Onward Kashiyama Co Ltd 297
66,200 Open House Group Co Ltd 2,245
20,832 Oppein Home Group, Inc 275
126,391 Orient Electric Ltd 337
990,153 (c) OVS S.p.A 2,052
4,749 Page Industries Ltd 2,225
2,014,989 Panasonic Corp 22,745
4,197 Pandora A.S. 433
402,000 (a),(d) Peace Mark Holdings Ltd 1
278,084 (a) Peloton Interactive, Inc 1,404
15,854 Persimmon plc 208
83,569 (a) Photo-Me International plc 161
20,656 (a),(d) PIK Group (GDR) 0^
41,004 Polaris Industries, Inc 4,270
1,844,006 Pou Chen Corp 1,638
7,749,140 PRADA S.p.A 45,414
22,485 Pressance Corp 275
269,371 Pulte Homes, Inc 19,947
5,240 Puma AG. Rudolf Dassler Sport 324
579,000 (b) Q Technology Group Co Ltd 236
44,000 Quang Viet Enterprise Co Ltd 153
50,297 (a) Rajesh Exports Ltd 304
25,195 Raymond Ltd 547
1,085,737 Redrow plc 6,533
43,517 Relaxo Footwears Ltd 471
85,900 (b) Rinnai Corp 1,606
9,500 Roland Corp 260
559,027 Ruentex Industries Ltd 1,019
6,814 Safari Industries India Ltd 321

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
208,136 (a),(b) Safilo Group S.p.A. $ 186
50,013 (b) Salvatore Ferragamo S.p.A 661
38,424 Sangetsu Co Ltd 749
193,700 Sankyo Co Ltd 8,877
9,954 Sanlorenzo S.p.A 373
26,848 SEB S.A. 2,505
236,600 Sega Sammy Holdings, Inc 4,363
24,800 Seiko Holdings Corp 433
301,700 Sekisui Chemical Co Ltd 4,341
630,100 Sekisui House Ltd 12,540
46,220 (a),(e) SharkNinja Global SPV Ltd 2,143
221,400 (b) Sharp Corp 1,378
30,636 (a) Sheela Foam Ltd 420
717,238 Shenzhou International Group Holdings Ltd 6,821
62,799 Shimano, Inc 8,405
1,251,504 Skyworth Group Ltd 468
23,400 (b) Snow Peak, Inc 185
39,820 (a),(b) Solo Brands, Inc 203
3,073,222 Sony Corp 251,314
77,768 (c) Spin Master Corp 1,955
1,030,000 Stella International Holdings Ltd 1,033
516,821 Steven Madden Ltd 16,419
124,097 Sumitomo Forestry Co Ltd 3,148
1,933 (a) Swatch Group AG. 495
14,878 Symphony Ltd 157
1,003,000 Tainan Spinning Co Ltd 457
175,000 Taiwan Paiho Ltd 294
13,700 Tama Home Co Ltd 326
17,900 Tamron Co Ltd 547
93,380 Tapestry, Inc 2,685
62,440 (a) Taylor Morrison Home Corp 2,661
5,677,345 Taylor Wimpey plc 8,097
821,000 TCL Electronics Holdings Ltd 318
1,078,629 TCL Technology Group Corp 604
105,233 (c) Technogym S.p.A 812
128,257 Tempur Sealy International, Inc 5,559
319,500 Texhong International Group Ltd 177
87,219 (b),(c) Thule Group AB 2,281
302,733 Titan Co Ltd 11,452
7,920 (a),(b) Tod's S.p.A. 286
5,490 Token Corp 293
83,417 Toll Brothers, Inc 6,170
73,101 Tomy Co Ltd 1,056
52,801 (a) TopBuild Corp 13,285
41,000 Topkey Corp 212
521,050 (a) Traeger, Inc 1,422
1,051,807 Trident Ltd 475
44,648 TTK Prestige Ltd 420
526,560 (a) Under Armour, Inc (Class A) 3,607
1,094,362 (a),(b) Under Armour, Inc (Class C) 6,982
310,443 Universal Entertainment Corp 4,576
47,259 Vaibhav Global Ltd 250
82,419 Vardhman Textiles Ltd 370
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 198
125,384 (a) Vestel Elektronik Sanayi ve Ticaret AS. 289
144,984 VF Corp 2,562
52,526 (a),(b) Victoria plc 333
52,655 VIP Industries Ltd 415
3,168,000 (a),(b) Viva Goods Company Ltd 523
100,900 Vivara Participacoes S.A. 539
63,240 (a),(b) Vizio Holding Corp 342
95,900 Vulcabras Azaleia S.A. 378

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,428 (a),(b) V-ZUG Holding AG. $ 168
37,213 Wacoal Holdings Corp 841
170,540 Welspun India Ltd 249
285,254 Whirlpool Corp 38,138
28,916 Whirlpool of India Ltd 565
1,209,000 Xtep International Holdings Ltd 1,114
119,500 Yamaha Corp 3,264
329,734 (a),(b) YETI Holdings, Inc 15,900
107,409 (b) YIT Oyj 246
53,800 Yonex Co Ltd 574
17,645 Youngone Corp 631
4,197 Youngone Holdings Co Ltd 250
651,500 Yue Yuen Industrial Holdings 746
43,913 Zhejiang Supor Co Ltd 292
8,743 Zinus, Inc 144
29,400 Zojirushi Corp 350
TOTAL CONSUMER DURABLES & APPAREL 2,062,729
CONSUMER SERVICES - 2.7%
349,058 (a) 888 Holdings plc 424
124,235 (c) AcadeMedia AB 532
379,768 Accor S.A. 12,773
160,750 ADT, Inc 964
40,500 Adventure, Inc 1,401
287,876 (a) Airbnb, Inc 39,499
143,000 (a),(b) Airtrip Corp 2,029
9,590 Alamar Foods 318
1,935,838 (a),(b) Alsea SAB de C.V. 7,044
944,678 Amadeus IT Holding S.A. 57,061
109,000 Ambassador Hotel 174
2,199,096 Americana Restaurants International plc 2,455
79,143 (a) AmRest Holdings SE 456
47,786 (a) Ananti, Inc 260
306,302 Aramark 10,629
8,812,494 (f) Arcos Dorados Holdings, Inc 83,366
486,659 Aristocrat Leisure Ltd 12,715
4,818,268 Asset World Corp PCL 514
16,650 Ataa Educational Co 320
106,400 (a),(b) Atom Corp 635
235,184 (a) Auction Technology Group plc 1,874
29,000 Bafang Yunji International Co Ltd 161
22,855 (a) Barbeque Nation Hospitality Ltd 204
45,953 (a),(b),(c) Basic-Fit NV 1,301
58,600 (b) Benesse Holdings, Inc 717
772,472 Berjaya Sports Toto BHD 243
195,194 Betsson AB 2,145
2,924,900 (a) Bloomberry Resorts Corp 522
124,063 (a) Booking Holdings, Inc 382,604
55,561 Boyd Gaming Corp 3,380
44,032 (a) Bright Horizons Family Solutions, Inc 3,587
223,148 (a) Brinker International, Inc 7,049
28,600 BTG Hotels Group Co Ltd 68
155,758 (a) Caesars Entertainment, Inc 7,219
238,000 Cafe de Coral Holdings Ltd 257
329,435 Cairo Investment & Real Estate Development Co SAE 109
2,247,730 (a) Carnival Corp 30,839
521,268 (a) Carnival plc 6,312
12,533 (a),(b) Cava Group, Inc 384
377,500 (a) Central Plaza Hotel PCL 486
65,027 (a) Chalet Hotels Ltd 435
144,000 China Chunlai Education Group Co Ltd 134
491,000 (c) China East Education Holdings Ltd 201

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,893,200 China Education Group Holdings Ltd $ 4,776
2,128,000 (a),(d) China Maple Leaf Educational Systems Ltd 3
3,886,000 (c) China New Higher Education Group Ltd 1,061
1,836,000 (b) China Travel International Inv HK 351
59,521 (a) Chipotle Mexican Grill, Inc (Class A) 109,032
23,082 (b) Choice Hotels International, Inc 2,828
54,431 Churchill Downs, Inc 6,316
32,464 Cie des Alpes 445
1,569,900 (a) Cogna Educacao S.A. 831
1,356,226 Collins Foods Ltd 8,293
57,700 (b) Colowide Co Ltd 932
2,714,958 Compass Group plc 66,086
100,886 Corporate Travel Management Ltd 1,085
95,600 Create Restaurants Holdings, Inc 730
30,200 Curves Holdings Co Ltd 143
195,429 Dadi Early-Childhood Education Group Ltd 467
181,300 Dalata Hotel Group plc 770
42,976 Darden Restaurants, Inc 6,155
799,101 (a),(c) Deliveroo plc 1,166
191,209 (a),(c) Delivery Hero SE 5,460
52,117 Delta Corp Ltd 89
46,700 (a),(b) Demae-Can Co Ltd 115
259,520 (a) Denny's Corp 2,198
248,061 (a) Devyani International Ltd 639
55,985 Domino's Pizza Enterprises Ltd 1,901
330,155 Domino's Pizza Group plc 1,516
132,707 Domino's Pizza, Inc 50,268
107,799 (a) DoorDash, Inc 8,567
19,792 (e) DoubleUGames Co Ltd 587
80,218 Doutor Nichires Holdings Co Ltd 1,250
316,923 (a) DraftKings, Inc 9,330
105,430 (a) Duolingo, Inc 17,488
32,591 (a) Dur Hospitality Co 225
364,000 (a),(b),(c) East Buy Holding Ltd 1,709
229,289 (a) Easy Trip Planners Ltd 112
416,000 (b) EC Healthcare 161
121,617 (a) eDreams ODIGEO S.A. 830
157,036 EIH Ltd 421
113,436 (a),(b),(c) Elior Group S.A. 232
697,230 Entain plc 7,908
2,018,200 (a) Erawan Group PCL 305
1,277,552 (a) Everi Holdings, Inc 16,889
387,159 (c) Evolution AB 39,068
220,569 (a) Expedia Group, Inc 22,734
5,796 (a) Fattal Holdings 1998 Ltd 586
210,490 (a) First Watch Restaurant Group, Inc 3,639
144,252 (b) Flight Centre Travel Group Ltd 1,786
394,593 (a) Flutter Entertainment plc 64,203
221,585 (a) Flutter Entertainment plc 36,147
92,593 Food & Life Cos Ltd 1,553
52,000 Formosa International Hotels Corp 345
177,400 (a),(c) Fosun Tourism Group 168
427,230 (a) Frontdoor, Inc 13,069
1,149,000 Fu Shou Yuan International Group Ltd 799
18,499 Fuji Kyuko Co Ltd 576
5,400 (a) Fujio Food Group, Inc 50
701,323 G8 Education Ltd 478
1,948,608 Galaxy Entertainment Group Ltd 11,660
1,802,897 Genting BHD 1,600
2,459,581 Genting Malaysia BHD 1,308
5,147,912 Genting Singapore Ltd 3,178
228,000 Gourmet Master Co Ltd 746

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,196 (a) Grand Canyon Education, Inc $ 2,711
28,765 (a) Grand Korea Leisure Co Ltd 346
555,557 Greggs plc 16,539
266,396 H&R Block, Inc 11,471
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 423
1,468,776 (c) Haidilao International Holding Ltd 3,916
10,172 (a) Hana Tour Service, Inc 350
279,189 (b) Heiwa Corp 4,007
370,500 (b) Helens International Holdings Co ltd 290
21,523 Herfy Food Services Co 189
19,537 Hiday Hidaka Corp 355
714,219 Hilton Worldwide Holdings, Inc 107,261
48,828 (a),(b) HIS Co Ltd 589
3,494,000 (b),(c) Hope Education Group Co Ltd 220
233,000 Huangshan Tourism Development Co Ltd 168
178,955 (a) Huazhu Group Ltd (ADR) 7,056
220,053 Humansoft Holding Co KSC 2,224
34,845 Hyatt Hotels Corp 3,696
13,379 (a) Hyundai Green Food 111
11,900 Ichibanya Co Ltd 434
277,467 IDP Education Ltd 3,797
731,319 Indian Hotels Co Ltd 3,611
183,867 InterContinental Hotels Group plc 13,598
684,244 International Game Technology plc 20,746
107,184 Invocare Ltd 865
3,977 (a) Jahez International Co 478
815,000 (b),(c) Jiumaojiu International Holdings Ltd 1,103
380,513 Jollibee Foods Corp 1,541
337,561 Jubilant Foodworks Ltd 2,161
432,394 Jumbo Interactive Ltd 4,304
149,493 (a),(c) Just Eat Takeaway.com NV 1,848
87,516 (a) Kambi Group plc 1,299
68,092 Kangwon Land, Inc 762
21,870 (a),(b) Kappa Create Co Ltd 223
38,900 Kentucky Fried Chicken Japan Ltd 780
287,758 Kindred Group plc 2,625
18,500 (b) Kisoji Co Ltd 304
38,000 KOMEDA Holdings Co Ltd 737
41,094 Koshidaka Holdings Co Ltd 322
17,804 (b) Kura Sushi, Inc 404
25,883 (b) Kyoritsu Maintenance Co Ltd 1,077
114,883 (c) La Francaise des Jeux SAEM 3,731
2,706,073 Las Vegas Sands Corp 124,046
1,079,753 Laureate Education, Inc 15,225
20,066 Leejam Sports Co JSC 761
279,607 (a),(c) Lemon Tree Hotels Ltd 382
15,040 (a) LIBERTY MEDIA CORP-LIBERTY-A 480
77,300 (a) Lincoln Educational Services Corp 653
15,500 LITALICO, Inc 208
39,682 (a) Lotte Tour Development Co Ltd 410
1,893,504 Lottery Corp Ltd 5,722
48,811 (a) Lottomatica Group Spa 454
632,000 Lung Yen Life Service Corp 716
1,139,600 Magnum Bhd 272
68,987 (a) Mahindra Holidays & Resorts India Ltd 328
222,236 Marriott International, Inc (Class A) 43,683
28,126 Marriott Vacations Worldwide Corp 2,830
7,200 (b) Matsuyafoods Holdings Co Ltd 198
1,792,711 McDonald's Corp 472,272
59,100 (b) McDonald's Holdings Co Japan Ltd 2,258
5,998 MegaStudyEdu Co Ltd 225
5,515,540 (a),(c) Meituan 79,844

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,939,740 (a) Melco Crown Entertainment Ltd (ADR) $ 38,964
537,817 (a) Melco International Development 429
495,655 MGM Resorts International 18,220
2,627,100 Minor International PCL 2,255
57,290 (a),(b) Mister Car Wash, Inc 316
225,890 (a) Mitchells & Butlers plc 623
909,100 MK Restaurants Group PCL 1,129
11,300 Monarch Casino & Resort, Inc 702
183,422 Monogatari Corp 5,065
97,300 (b) MOS Food Services, Inc 2,142
15,686 MTY Food Group, Inc 670
14,121 National Co for Learning & Education 361
430,500 (a) Nayuki Holdings Ltd 226
11,497 (a) NEOGAMES S.A. 310
1,373,890 (a),(b) Nerdy, Inc 5,083
1,297,340 (a) New Oriental Education & Technology Group, Inc 7,678
61,234 (a) NIIT Learning Systems Ltd 311
94,563 (a) Noodles & Co 233
320,240 (a),(b) Norwegian Cruise Line Holdings Ltd 5,278
296,200 (a) Offcn Education Technology Co Ltd 152
46,100 Ohsho Food Service Corp 2,131
144,380 (a) OneSpaWorld Holdings Ltd 1,620
151,142 OPAP S.A. 2,530
1,796,445 Oriental Land Co Ltd 58,937
167,831 Papa John's International, Inc 11,449
41,856 (a) Paradise Co Ltd 504
26,171 Park Lawn Corp 360
38,470 (a),(d) Patisserie Holdings plc 0^
116,368 (a) Penn National Gaming, Inc 2,671
404,000 Perfect Medical Health Management Ltd 194
125,019 (a),(b) Pierre & Vacances 165
65,158 (a) Planet Fitness, Inc 3,204
427,990 (a) PlayAGS, Inc 2,790
182,868 (a) Playtech PLC 1,008
11,836 (b) Pollard Banknote Ltd 217
243,493 (a) Portillo's, Inc 3,747
52,620 (a) Potbelly Corp 410
233,124 (a) Rank Group plc 238
540,100 Resorttrust, Inc 8,060
276,062 (a) Restaurant Brands Asia Ltd 414
392,463 (b) Restaurant Brands International, Inc 26,146
268,599 Restaurant Brands International, Inc 17,887
18,600 Ringer Hut Co Ltd 289
799,600 Riso Kyoiku Co Ltd 1,326
186,183 Round One Corp 697
44,680 (a),(b) Rover Group, Inc 280
210,687 (a) Royal Caribbean Cruises Ltd 19,413
25,700 (a) Royal Holdings Co Ltd 456
848,170 (a) Rush Street Interactive, Inc 3,919
23,000 Saizeriya Co Ltd 745
2,976,767 (a) Sands China Ltd 9,052
24,963 (a) Sapphire Foods India Ltd 436
132,857 (a),(b),(c) Scandic Hotels Group AB 451
121,591 (a) Seera Group Holding 822
29,684 Seobu T&D 173
112,564 Service Corp International 6,432
34,739 Shanghai Jinjiang International Hotels Development Co Ltd 180
1,034,000 (a) Shangri-La Asia Ltd 707
540,772 Shenzhen Overseas Chinese Town Co Ltd 315
192,900 SISB PCL 165
2,107,000 (a),(b) SJM Holdings Ltd 826
38,325 (b) SkiStar AB 391

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
188,182 Skylark Holdings Co Ltd $ 2,574
220,500 (a) Smartfit Escola de Ginastica e Danca S.A. 943
96,699 Sodexho Alliance S.A. 9,955
87,043 (a),(b) Sol Melia S.A. 528
109,714 Songcheng Performance Development Co Ltd 184
655,587 (a) SSP Group PLC 1,621
1,265,768 (a),(b) Star Entertainment Grp Ltd 493
767,133 (a) Star Entertainment Grp Ltd 301
2,180,364 Starbucks Corp 199,002
48,800 Strategic Education, Inc 3,672
54,320 (a),(b) Stride, Inc 2,446
55,600 (a),(b) Super Group SGHC Ltd 205
131,000 (a),(b) Super Hi International Holding Ltd 257
248,745 (a) Taaleem Holdings PJSC 269
4,546,913 TABCORP Holdings Ltd 2,740
391,683 (a),(b) TAL Education Group (ADR) 3,568
133,785 Texas Roadhouse, Inc (Class A) 12,857
1,085,000 Tianli Education International Holdings Ltd 349
374,285 Tokyotokeiba Co Ltd 10,074
526,820 (a) Tongcheng Travel Holdings Ltd 1,152
37,959 Toridoll Holdings Corp 935
384,118 (a),(c) Trainline plc 1,308
55,096 Travel & Leisure Co 2,024
460,219 Travelsky Technology Ltd 794
472,450 (a) Trip.com Group Ltd 16,652
243,538 (a) Trip.com Group Ltd (ADR) 8,517
639,408 (a) TUI AG. 3,505
29,296 Vail Resorts, Inc 6,500
1,520,407 (a),(b) Webjet Ltd 6,554
228,514 (b) Wendy's Co 4,664
51,621 Westlife Foodworld Ltd 581
74,090 (a) Wetherspoon (J.D.) plc 625
216,111 Whitbread plc 9,097
22,713 Wingstop, Inc 4,085
56,075 Wowprime Corp 456
683,826 Wyndham Hotels & Resorts, Inc 47,553
40,537,800 (a),(b) Wynn Macau Ltd 38,552
318,024 Wynn Resorts Ltd 29,389
538,500 (c) Xiabuxiabu Catering Management China Holdings Co Ltd 226
217,700 YDUQS Participacoes S.A. 861
53,419 Yoshinoya D&C Co Ltd 1,005
22,600 (a),(b) Youdao, Inc (ADR) 91
21,342 Young & Co's Brewery plc 279
456,729 Yum China Holdings, Inc 25,449
68,443 Yum! Brands, Inc 8,551
78,900 Zensho Co Ltd 3,426
3,706,277 (a) Zomato Ltd 4,514
TOTAL CONSUMER SERVICES 2,968,089
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
1,706,076 Abdullah Al Othaim Markets Co 6,176
533,700 Aeon Co Ltd 10,572
27,600 Aeon Hokkaido Corp 161
22,483 Ain Holdings, Inc 663
76,556 Al Meera Consumer Goods Co QSC 291
134,245 Albertsons Cos, Inc 3,054
27,877 Al-Dawaa Medical Services Co 708
2,255,829 (a),(b) Alibaba Health Information Technology Ltd 1,394
1,844,691 Alimentation Couche-Tard, Inc 93,684
13,862,583 (a) Almacenes Exito S.A. 38,390
18,648 Almunajem Foods Co 349
72,700 Andersons, Inc 3,745

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
33,079 Arcs Co Ltd $ 603
6,701,195 Atacadao S.A. 11,865
138,457 (a),(c) Avenue Supermarts Ltd 6,115
90,216 Axfood AB 2,068
14,655 Axial Retailing, Inc 367
8,300 Belc Co Ltd 381
766,412 Berli Jucker PCL 645
7,433 BGF retail Co Ltd 777
288,541 (b) Bid Corp Ltd 6,435
392,687 BIM Birlesik Magazalar AS 3,928
184,760 BinDawood Holding Co 303
309,801 (a) BJ's Wholesale Club Holdings, Inc 22,110
29,657 (b) Carrefour S.A. 509
28,504 Casey's General Stores, Inc 7,739
6,151 Cawachi Ltd 102
1,154,933 Cencosud S.A. 2,190
343,157 (a) Chefs' Warehouse, Inc 7,268
14,578,000 (a),(f) Cia Brasileira de Distribuicao 10,151
195,546 Clicks Group Ltd 2,671
1,088,170 Coles Group Ltd 10,861
49,751 Colruyt S.A. 2,151
17,100 Cosmos Pharmaceutical Corp 1,748
912,392 Costco Wholesale Corp 515,465
5,001,416 CP ALL plc 8,294
1,737,600 CP Axtra PCL 1,535
24,600 Create SD Holdings Co Ltd 557
18,803 (a) Curexo, Inc 240
38,800 (a) Dada Nexus Ltd (ADR) 173
4,418 Daikokutenbussan Co Ltd 186
70,141 DaShenLin Pharmaceutical Group Co Ltd 243
72,900 (a),(b) DingDong Cayman Ltd (ADR) 142
40,684 (a),(c) Dino Polska S.A. 3,297
372,492 (c) Dis-Chem Pharmacies Ltd 467
16,397,216 (a) Distribuidora Internacional de Alimentacion S.A. 230
9,669 (a),(b) DocMorris AG. 533
163,421 Dollar General Corp 17,290
230,316 (a) Dollar Tree, Inc 24,517
30,720 Dongsuh Cos, Inc 382
14,636 E-MART, Inc 763
131,582 Empire Co Ltd 3,580
1,112,340 Endeavour Group Ltd 3,756
53,148 Eurocash S.A. 168
19,900 Fuji Co Ltd 238
24,400 G-7 Holdings, Inc 202
8,600 Genky DrugStores Co Ltd 318
56,745 George Weston Ltd 6,293
183,060 GrainCorp Ltd-A 827
55,642 Great Tree Pharmacy Co Ltd 603
72,964 (a) Grocery Outlet Holding Corp 2,105
480,100 (a) Grupo Mateus S.A. 653
34,485 GS Retail Co Ltd 603
6,100 Halows Co Ltd 171
71,125 Hankyu Department Stores, Inc 864
21,858 Heiwado Co Ltd 381
1,074,201 (a) HelloFresh SE 31,919
503,000 (b) Hong Kong Technology Venture Co Ltd 194
13,800 (b) Inageya Co Ltd 134
2,770 Itochu-Shokuhin Co Ltd 127
82,228 J Sainsbury plc 253
466,050 (a),(c) JD Health International, Inc 2,395
1,067,249 Jeronimo Martins SGPS S.A. 23,968
19,923 Kato Sangyo Co Ltd 529

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
210,752 Kesko Oyj (B Shares) $ 3,776
33,100 Kobe Bussan Co Ltd 775
396,191 Koninklijke Ahold Delhaize NV 11,941
100,129 Kroger Co 4,481
13,834 Kusuri no Aoki Holdings Co Ltd 801
391,900 (b) La Comer SAB de C.V. 823
39,600 Lawson, Inc 1,820
21,796 Life Corp 531
145,114 Loblaw Cos Ltd 12,329
12,180 M Yochananof & Sons Ltd 497
1,647,167 (a) Marks & Spencer Group plc 4,738
23,973 MARR S.p.A. 303
291,000 Matsumotokiyoshi Holdings Co Ltd 5,213
25,100 Maxvalu Tokai Co Ltd 493
40,870 (a) Medplus Health Services Ltd 378
765,518 Metcash Ltd 1,853
118,903 (a) METRO AG. 819
210,476 Metro, Inc 10,931
561,790 Migros Ticaret AS 7,483
35,434 Nahdi Medical Co 1,363
20,979 (b) Neighbourly Pharmacy, Inc 194
39,143 (b) North West Co, Inc 986
28,743 (a) Ocado Group plc 209
23,300 (a),(b) Oisix ra daichi, Inc 250
782,344 (b) Olam Group Ltd 599
298,174 (a) Performance Food Group Co 17,550
1,285,315 (b) Pick'n Pay Stores Ltd 2,512
239,759 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 558
511,195 President Chain Store Corp 4,156
740,700 Puregold Price Club, Inc 378
1,068,024 Raia Drogasil S.A. 5,869
25,921 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 1,482
12,715 (a),(c) Redcare Pharmacy NV 1,352
17,112 (b) Retail Partners Co Ltd 200
726,550 Robinsons Retail Holdings, Inc 600
41,041 Ryoshoku Ltd 1,071
18,200 San-A Co Ltd 582
17,250,779 Sendas Distribuidora S.A. 41,732
845,669 Seven & I Holdings Co Ltd 33,108
2,337,710 Sheng Siong Group Ltd 2,598
9,911 (b) Shoei Foods Corp 322
429,544 (b) Shoprite Holdings Ltd 5,441
759,398 (a) Shufersal Ltd 3,527
18,254 Sligro Food Group NV 323
2,683,021 SMU S.A. 471
1,747,082 Sok Marketler Ticaret AS. 3,708
696,771 Sonae SPGS S.A. 677
160,804 (b) SPAR Group Ltd 988
118,500 SpartanNash Co 2,607
29,396 Sugi Pharmacy Co Ltd 1,168
14,576,500 Sumber Alfaria Trijaya Tbk PT 2,792
317,400 Sundrug Co Ltd 8,603
134,849 Sysco Corp 8,907
270,033 Target Corp 29,858
19,416,546 Tesco plc 62,453
31,200 Tsuruha Holdings, Inc 2,096
114,356 (a) United Natural Foods, Inc 1,617
41,650 United Super Markets Holdings, Inc 298
189,461 (a) US Foods Holding Corp 7,522
30,894 Valor Co Ltd 452
359,828 Walgreens Boots Alliance, Inc 8,003
4,506,036 (b) Wal-Mart de Mexico SAB de C.V. 16,961

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,189,244 Walmart, Inc $ 510,056
77,500 Welcia Holdings Co Ltd 1,338
1,065,232 Woolworths Ltd 25,503
14,900 (b) Yaoko Co Ltd 766
55,942 Yifeng Pharmacy Chain Co Ltd 269
32,200 Yokohama Reito Co Ltd 261
237,400 Yonghui Superstores Co Ltd 105
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,809,195
ENERGY - 5.7%
198,743 (a) 3R PETROLEUM OLEO E GAS S.A. 1,249
14,173,561 Adaro Energy Indonesia Tbk PT 2,607
148,270 (a),(b) Advantage Energy Ltd 1,012
136,963 Aegis Logistics Ltd 542
325,622 Africa Oil Corp 654
1,001,175 Aker BP ASA 27,645
223,104 Aker Solutions ASA 898
6,406,200 AKR Corporindo Tbk PT 640
29,896 Aldrees Petroleum and Transport Services Co 1,117
202,088 Ampol Ltd 4,363
258,806 Antero Midstream Corp 3,101
17,899 APA Corp 736
581,844 (b) ARC Resources Ltd 9,287
187,480 Archrock, Inc 2,362
72,780 Ardmore Shipping Corp 947
488,066 (a) Athabasca Oil Corp 1,563
398,791 (b) Atlas Energy Solutions, Inc 8,865
1,546,050 Baker Hughes Co 54,606
848,200 Bangchak Corp PCL 951
7,652,700 Banpu PCL (Foreign) 1,677
569,523 (b) Baytex Energy Corp 2,512
6,412,663 Beach Petroleum Ltd 6,693
716,663 Bharat Petroleum Corp Ltd 2,990
224,840 Birchcliff Energy Ltd 1,281
18,743 (a) BLUENORD ASA 909
162,145 (a) Borr Drilling Ltd 1,135
268,529 (a) Boss Energy Ltd 831
30,581,231 BP plc 197,125
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
14,930 (a) Bristow Group, Inc 421
2,542,000 (a) Bumi Armada Bhd 305
44,109,300 (a) Bumi Resources Minerals Tbk PT 605
102,487 (a) BW Energy Ltd 262
66,433 (c) BW LPG Ltd 837
323,079 BW Offshore Ltd 742
38,990 Cabot Oil & Gas Corp 1,055
110,320 California Resources Corp 6,179
9,070 (a) Callon Petroleum Co 355
1,419,149 Cameco Corp 56,306
1,110,178 Canadian Natural Resources Ltd 71,797
1 Capricorn Energy plc 0^
124,203 (b) Cardinal Energy Ltd 677
1,441,698 Cenovus Energy, Inc (Toronto) 30,017
228,810 CES Energy Solutions Corp 649
4,435,418 (a) CGG S.A. 3,147
2,145,000 (a),(b) CGN Mining Co Ltd 417
202,062 ChampionX Corp 7,197
314,002 Cheniere Energy, Inc 52,112
23,383 Chennai Petroleum Corp Ltd 143
725,754 Chesapeake Energy Corp 62,582
3,239,855 Chevron Corp 546,304
2,253,000 China Coal Energy Co 1,764

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
700,900 China Merchants Energy Shipping Co Ltd $ 617
2,163,122 China Oilfield Services Ltd 2,589
451,276 China Shenhua Energy Co Ltd - A 1,935
3,135,455 China Shenhua Energy Co Ltd - H 10,146
634,000 (b) China Shipping Development Co Ltd 690
74,446 Chord Energy Corp 12,065
1,545,127 Coal India Ltd 5,480
118 (a),(d),(g) Cobalt International Energy, Inc 0^
362,826 Computer Modelling Group Ltd 2,271
3,885,318 ConocoPhillips 465,461
19,649 Cool Co Ltd 267
1,042,504 Cosan SA Industria e Comercio 3,555
292,193 COSCO SHIPPING Energy Transportation Co Ltd 541
50,858 Cosmo Energy Holdings Co Ltd 1,784
83,476 Crescent Energy Co 1,055
469,257 Crescent Point Energy Corp 3,890
98,671 (a) Crew Energy, Inc 424
20,106 CropEnergies AG. 168
392,223 d'Amico International Shipping S.A. 1,910
4,524,778 Dana Gas PJSC 1,085
7,846 Delek Group Ltd 1,157
556,930 Delek US Holdings, Inc 15,822
98,436 (a) Denbury, Inc 9,648
2,038,468 (a),(b) Denison Mines Corp 3,347
32,057 Devon Energy Corp 1,529
3,703,112 Dialog Group Bhd 1,669
1,564,525 (a) Diamond Offshore Drilling, Inc 22,967
1,641,492 Diamondback Energy, Inc 254,234
839,051 Diversified Energy Co plc 824
156,663 (a) DMC Global, Inc 3,834
391,964 DNO International ASA 386
8,112 DT Midstream, Inc 429
40,470 (a) Earthstone Energy, Inc 819
27,093 (a),(b) Empire Petroleum Corp 261
354,751 Empresas COPEC S.A. 2,515
282,500 Enauta Participacoes S.A. 1,012
1,905,729 Enbridge, Inc 63,209
2,612,801 ENEOS Holdings, Inc 10,284
888,837 Enerflex Ltd 5,104
112,289 Energean plc 1,566
30,154,540 (a) Energi Mega Persada Tbk PT 535
1,168,600 (a),(d) Energy Earth PCL 0^
130,671 (a),(b) Energy Fuels, Inc 1,074
1 Energy Transfer LP 0^
186,695 Enerplus Corp 3,285
117,295 ENI S.p.A. 1,884
1,398,107 (a) Enquest plc (London) 259
3,076,315 EOG Resources, Inc 389,954
18,761 EQT Corp 761
3,589,284 Equinor ASA 117,628
19,295 (a) Equital Ltd 611
1,080,900 Esso Thailand PCL (Foreign) 294
38,147 Etablissements Maurel et Prom 197
224,839 Euronav NV 3,651
286,790 (a) Expro Group Holdings NV 6,662
247,150 (b) Exxaro Resources Ltd 2,250
6,047,495 Exxon Mobil Corp 711,064
24,805 (b) FLEX LNG Ltd 739
1,046,878 Formosa Petrochemical Corp 2,614
106,780 (b) Freehold Royalties Ltd 1,156
58,908 (a) Frontera Energy Corp 466
112,412 Frontline plc 2,060

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,424 Galp Energia SGPS S.A. $ 362
27,855 Gaztransport Et Technigaz S.A. 3,424
163,179 Genel Energy PLC 159
134,504 (b) Gibson Energy, Inc 1,924
169,690 Golar LNG Ltd 4,117
101,170 Granite Ridge Resources, Inc 617
86,207 Great Eastern Shipping Co Ltd 878
730,786 Guanghui Energy Co Ltd 765
66,116 Gujarat Mineral Development Corp Ltd 252
843,123 Gulf International Services QSC 677
192,674 Gulf Keystone Petroleum Ltd 241
76,650 (a) Gulfport Energy Operating Corp 9,095
210,321 Hafnia Ltd 1,305
19,260 (a),(b) Hallador Energy Co 278
39,355 Halliburton Co 1,594
521,385 Harbour Energy plc 1,633
1,609,500 Harum Energy Tbk PT 196
20,185 HD Hyundai Co Ltd 991
172,136 (b) Headwater Exploration, Inc 907
154,137 Hellenic Petroleum S.A. 1,205
161,382 Hess Corp 24,691
8,262 HF Sinclair Corp 470
5,708,700 Hibiscus Petroleum Bhd 1,365
550,396 (a) Hindustan Petroleum Corp Ltd 1,689
590,538 Hunting plc 2,201
175,594 Idemitsu Kosan Co Ltd 4,026
254,811 (b) Imperial Oil Ltd 15,695
2,932,594 Indian Oil Corp Ltd 3,208
12,386,200 Indika Energy Tbk PT 1,763
327,400 Indo Tambangraya Megah Tbk PT 614
194,000 Inner Mongolia Dian Tou Energy Corp Ltd 366
1,175,700 Inner Mongolia Yitai Coal Co 1,646
876,328 Inpex Holdings, Inc 13,143
76,094 (a) International Petroleum Corp 724
8,460,186 IRPC PCL (Foreign) 477
115,550 Itochu Enex Co Ltd 1,164
35,022 Iwatani International Corp 1,763
57,077 Japan Petroleum Exploration Co 2,139
478,700 Jizhong Energy Resources Co Ltd 442
2,874,916 (a) John Wood Group plc 5,417
456,699 (a) Karoon Energy Ltd 765
2,314,062 (a) Kelt Exploration Ltd 12,352
207,837 (b) Keyera Corp 4,880
107,378 Kinder Morgan, Inc 1,780
4,794,000 Kinetic Development Group Ltd 337
19,180 (a) KLX Energy Services Holdings, Inc 227
84,820 (a) Kodiak Gas Services, Inc 1,517
57,973 Koninklijke Vopak NV 1,983
223,040 Liberty Energy, Inc 4,131
461,750 Magnolia Oil & Gas Corp 10,579
1,308,961 Marathon Oil Corp 35,015
559,666 (b) Marathon Petroleum Corp 84,700
382,324 Matador Resources Co 22,741
6,899,200 Medco Energi Internasional Tbk PT 714
292,486 (a) MEG Energy Corp 5,691
28,000 Mitsuuroko Co Ltd 239
12,330 Modec, Inc 151
451,480 MOL Hungarian Oil & Gas plc 3,420
61,213 Motor Oil Hellas Corinth Refineries S.A. 1,549
488,380 Murphy Oil Corp 22,148
33,969 Naphtha Israel Petroleum Corp Ltd 195
189,535 (b) Neste Oil Oyj 6,419

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
49,636 (b) New Fortress Energy, Inc $ 1,627
478,818 New Hope Corp Ltd 1,943
782,020 (a) Newpark Resources, Inc 5,404
1,273,312 (a),(b) NexGen Energy Ltd 7,622
42,910 Noble Corp plc 2,173
1,168,620 Nordic American Tankers Ltd 4,815
19,889 North American Construction Group Ltd 431
676,858 Northern Oil and Gas, Inc 27,230
1,130,692 NOV, Inc 23,631
150,209 (a) NuVista Energy Ltd 1,438
57,401 (a) Obsidian Energy Ltd 472
734,668 Occidental Petroleum Corp 47,665
372,671 Odfjell Drilling Ltd 1,314
696,427 Offshore Oil Engineering Co Ltd 618
203,707 Oil India Ltd 732
1,990,240 Oil Refineries Ltd 656
7,310 OMV AG. 349
26,478 ONEOK, Inc 1,680
15,180 Ovintiv, Inc 722
2,278,471 (a) Paladin Resources Ltd 1,592
306,930 (a) Par Pacific Holdings, Inc 11,031
67,410 Paramount Resources Ltd (Class A) 1,601
151,109 Parex Resources, Inc 2,836
431,233 Parkland Corp 12,614
66,493 Pason Systems, Inc 660
8,080 (a) Paz Ashdod Refinery Ltd 223
8,080 (a) Paz Oil Co Ltd 665
205,220 PBF Energy, Inc 10,985
433,767 Pembina Pipeline Corp 13,043
11,052,684 (b) Permian Resources Corp 154,295
949,900 (a) Petrindo Jaya Kreasi Tbk PT 176
3,781,500 (a) Petro Rio S.A. 35,388
402,240 (a),(b) Petrofac Ltd 373
3,335,195 Petroleo Brasileiro S.A. 25,141
4,237,427 Petroleo Brasileiro S.A. (Preference) 29,202
1,342,241 (a) Petroleum Geo-Services ASA 1,166
352,080 Petronas Dagangan BHD 1,678
765,353 Petronet LNG Ltd 2,206
124,500 Petroreconcavo S.A. 519
145,256 (b) Peyto Exploration & Development Corp 1,464
36,507 Phillips 66 4,386
964,589 Pioneer Natural Resources Co 221,421
79,824 Pipestone Energy Corp 126
559,437 Polski Koncern Naftowy Orlen S.A. 7,495
100,100 (a),(d) Poseidon Concepts Corp 1
176,322 PrairieSky Royalty Ltd 3,240
11,813 (a) Precision Drilling Corp 792
961,500 Prima Marine PCL 181
2,850,000 (a) Productive Technologies Co Ltd 122
77,419,200 (a) PT Bumi Resources Tbk 686
3,252,100 PT Tambang Batubara Bukit Asam Tbk 588
1,446,006 PT United Tractors Tbk 2,638
1,495,048 PTT Exploration & Production PCL 6,976
4,965,900 PTT Exploration & Production PCL (ADR) 23,172
9,822,009 PTT PCL 9,008
611,995 Qatar Fuel QSC 2,774
2,303,911 Qatar Gas Transport Co Ltd 2,355
376,329 (a) Rabigh Refining & Petrochemical Co 1,087
43,504,825 Raizen S.A. 30,985
7,901,325 Reliance Industries Ltd 222,459
63,404 Repsol YPF S.A. 1,043
25,710 (a) Rex American Resources Corp 1,047

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
152,270 RPC, Inc $ 1,361
995,643 (a) Saipem S.p.A 1,515
46,252 San-Ai Oil Co Ltd 490
2,759,265 Santos Ltd 13,910
457,746 Saras S.p.A. 654
6,568 Saudi Arabia Refineries Co 161
6,415,279 (c) Saudi Arabian Oil Co 59,765
118,938 SBM Offshore NV 1,559
1,484,642 Schlumberger Ltd 86,555
9,087 Schoeller-Bleckmann Oilfield Equipment AG. 535
153,670 (a) Seadrill Ltd 6,883
262,072 Secure Energy Services, Inc 1,439
622,390 Select Water Solutions, Inc 4,948
2,794,600 Semirara Mining & Power Corp 1,723
205,512 Serica Energy plc 623
50 (a),(d) Serval Integrated Energy Services 0^
669,838 Shaanxi Coal Industry Co Ltd 1,698
299,850 Shan XI Hua Yang Group New Energy Co Ltd 346
279,986 Shanxi Lu'an Environmental Energy Development Co Ltd 730
442,399 Shanxi Xishan Coal & Electricity Power Co Ltd 609
447,137 (a) Shawcor Ltd 5,231
15,074,582 Shell plc 477,777
1,000,069 Shell plc (ADR) 64,384
181,000 Siamgas & Petrochemicals PCL 40
3,884,000 Sinopec Kantons Holdings Ltd 1,562
7,350 SK Discovery Co Ltd 222
1,932 SK Gas Ltd 214
55,505 (a) SK Innovation Co Ltd 6,090
258,180 SM Energy Co 10,237
43,628 S-Oil Corp 2,552
22,800 Solaris Oilfield Infrastructure, Inc 243
715,850 (a) Southwestern Energy Co 4,617
102,951 Spartan Delta Corp 307
220,688 (a) Stanmore Resources Ltd 522
1,735,500 Star Petroleum Refining PCL 432
1,629,143 (a),(b) Strike Energy Ltd 423
184,504 Subsea 7 S.A. 2,535
1,877,931 Suncor Energy, Inc 64,582
80,637 (b) Surge Energy, Inc 550
429,217 (b) Tamarack Valley Energy Ltd 1,232
28,271,813 (a) Tamboran Resources Ltd 2,636
11,092 Targa Resources Corp 951
795,550 (b) TC Energy Corp 27,359
317,194 Technip Energies NV 7,875
334,735 TechnipFMC plc 6,809
39,579 (a) Tecnicas Reunidas S.A. 386
986,778 (a) Teekay Corp 6,088
23,438 Tenaris S.A. 370
466,640 (a) Tetra Technologies, Inc 2,977
4,434 Texas Pacific Land Corp 8,086
494,857 TGS Nopec Geophysical Co ASA 6,755
1,464,332 Thai Oil PCL 2,018
107,682 Thungela Resources Ltd 988
109,546 (b) Topaz Energy Corp 1,728
237,177 TORM plc 6,419
3,572,052 Total S.A. 234,860
299,020 (b) Tourmaline Oil Corp 15,047
192,630 Trican Well Service Ltd 659
1,049,123 (a),(b) Tullow Oil plc 440
877,465 Turkiye Petrol Rafinerileri AS 5,084
9,270,361 Ultrapar Participacoes S.A. 34,580
6,476,000 United Energy Group Ltd 949

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
25,860 (a) Valaris Ltd $ 1,939
1,449,576 Valero Energy Corp 205,419
123,716 (a) Vallourec S.A. 1,506
17,638 VERBIO Vereinigte BioEnergie AG. 708
137,546 (b) Vermilion Energy, Inc 2,012
180,800 Vitesse Energy, Inc 4,139
901,952 (c) Viva Energy Group Ltd 1,729
5,553 (a),(b) Waga Energy S.A. 141
199,603 Washington H Soul Pattinson & Co Ltd 4,164
97,466 (a) Weatherford International plc 8,804
496,637 (b) Whitecap Resources, Inc 4,194
737,377 Whitehaven Coal Ltd 3,344
69,072 Williams Cos, Inc 2,327
2,462,839 Woodside Energy Group Ltd 57,264
167,800 World Fuel Services Corp 3,764
306,767 Worley Ltd 3,406
255,764 (b) Yancoal Australia Ltd 847
185,133 Yantai Jereh Oilfield Services Group Co Ltd 806
2,119,310 (b) Yanzhou Coal Mining Co Ltd 3,998
277,453 Yanzhou Coal Mining Co Ltd (Class A) 770
1,118,820 Yinson Holdings BHD 591
TOTAL ENERGY 6,175,180
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,746,927 Abacus Property Group 1,174
1,731,028 (a) Abacus Storage King 1,157
859,890 Acadia Realty Trust 12,339
687 Activia Properties, Inc 1,895
481 Advance Logistics Investment Corp 405
1,089 Advance Residence Investment Corp 2,469
140,959 (b) Aedifica S.A. 8,011
1,370 AEON REIT Investment Corp 1,342
74,204 Agree Realty Corp 4,099
396,922 AIMS AMP Capital Industrial REIT 377
170,744 Alexander & Baldwin, Inc 2,857
150,210 (b) Alexandria Real Estate Equities, Inc 15,036
50,980 Allied Properties Real Estate Investment Trust 673
3,578 (b) Altarea SCA 328
421,400 (b) American Assets Trust, Inc 8,196
2,437,268 (b) American Homes 4 Rent 82,112
1,003,338 American Tower Corp 164,999
383,351 (b) Americold Realty Trust, Inc 11,658
134,890 Apartment Income REIT Corp 4,141
893,191 (b) Apple Hospitality REIT, Inc 13,702
583,200 AREIT, Inc 338
295,311 Arena REIT 634
138,744 Armada Hoffler Properties, Inc 1,421
55,044 Artis Real Estate Investment Trust 262
3,351,478 Ascendas REIT 6,722
2,501,330 Assura plc 1,290
306,371 AvalonBay Communities, Inc 52,616
1,291,161 Axis Real Estate Investment Trust 506
565,957 Balanced Commercial Property Trust Ltd 467
186,244 Big Yellow Group plc 2,122
19,528 Boardwalk REIT 961
111,174 (b) Boston Properties, Inc 6,613
577,549 Braemar Hotels & Resorts, Inc 1,600
828,158 British Land Co plc 3,190
152,800 Brixmor Property Group, Inc 3,175
702,428 Broadstone Net Lease, Inc 10,045
124,376 (c) Brookfield India Real Estate Trust 361
29,199 BSR Real Estate Investment Trust 349

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
405,187 Bunnings Warehouse Property Trust $ 869
5,348,962 Cambridge Industrial Trust 1,093
18,090 (b) Camden Property Trust 1,711
269,667 Canadian Apartment Properties REIT 8,950
1,733,761 CapitaLand Ascott Trust 1,215
4,535,973 CapitaMall Trust 6,121
1,047,787 CapitaRetail China Trust 677
147,000 CareTrust REIT, Inc 3,014
46,944 Carmila S.A. 702
802,868 CDL Hospitality Trusts 609
587,201 Centuria Capital Group 510
458,480 Centuria Industrial REIT 882
325,189 Centuria Office REIT 238
1,719,806 Champion Real Estate Investment Trust 566
396,445 Charter Hall Group 2,395
2,536,118 Charter Hall Long Wale REIT 5,218
269,317 Charter Hall Social Infrastructure REIT 433
386,278 (b) Chatham Lodging Trust 3,697
136,546 Choice Properties Real Estate Investment Trust 1,275
130,049 CLS Holdings plc 188
27,236 (b) Cofinimmo 1,867
540 Comforia Residential REIT, Inc 1,197
36,270 Community Healthcare Trust, Inc 1,077
608,504 Concentradora Fibra Danhos S.A. de C.V. 684
115,963 Cousins Properties, Inc 2,362
496 CRE Logistics REIT, Inc 545
48,384 Crombie Real Estate Investment Trust 445
300,500 Cromwell European Real Estate Investment Trust 407
1,316,575 Cromwell Group 312
849,177 Crown Castle, Inc 78,150
46,944 CT Real Estate Investment Trust 473
60,198 CubeSmart 2,295
338,366 Custodian Property Income Reit plc 339
1,963 Daiwa House REIT Investment Corp 3,463
246 Daiwa Office Investment Corp 1,099
1,581 Daiwa Securities Living Investments Corp 1,172
269,998 Derwent London plc 6,330
199,459 Dexus Industria REIT 328
236,677 Dexus Property Group 1,103
726,800 (b) Digital Core REIT Management Pte Ltd 384
172,891 Digital Realty Trust, Inc 20,923
111,800 Dream Industrial Real Estate Investment Trust 1,057
14,516 Dream Office Real Estate Investment Trust 103
437,000 (a),(d) Eagle Hospitality Trust 4
341,027 EastGroup Properties, Inc 56,791
447,229 Embassy Office Parks REIT 1,619
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 514
540,120 Empiric Student Property plc 590
171,874 EPR Properties 7,140
87,222 Equinix, Inc 63,346
664,877 Equites Property Fund Ltd 442
1,026,462 (b) Equity Lifestyle Properties, Inc 65,396
401,303 (b) Equity Residential 23,561
115,908 ESR Kendall Square REIT Co Ltd 325
709,114 Essential Properties Realty Trust, Inc 15,338
45,761 Essex Property Trust, Inc 9,705
32,300 Eurocommercial Properties NV 716
140,483 Extra Space Storage, Inc 17,080
933,805 Far East Hospitality Trust 434
94,910 Federal Realty Investment Trust 8,602
624,900 (c) FIBRA Macquarie Mexico 1,047
2,456,897 Fibra Uno Administracion S.A. de C.V. 4,095

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
91,967 First Capital Real Estate Investment Trust $ 901
175,823 First Industrial Realty Trust, Inc 8,367
2,739 Fonciere Des Regions 121
1,147,000 Fortune Real Estate Investment Trust 688
46,880 Four Corners Property Trust, Inc 1,040
876,877 Frasers Centrepoint Trust 1,402
853,000 Frasers Hospitality Trust 315
2,488,945 Frasers Logistics & Commercial Trust 1,943
405 Frontier Real Estate Investment Corp 1,239
564 Fukuoka REIT Corp 600
350,469 (b) Gaming and Leisure Properties, Inc 15,964
4,801 Gecina S.A. 490
34,500 Gladstone Commercial Corp 420
900 Global One Real Estate Investment Corp 691
3,889 GLP J-Reit 3,476
1,323,456 Goodman Group 18,139
903,411 Goodman Property Trust 1,145
1,623,268 GPT Group 4,042
25,439 Granite REIT 1,350
4,658,690 Great Portland Estates plc 23,748
487,402 Growthpoint Properties Australia Ltd 688
2,786,282 Growthpoint Properties Ltd 1,553
111,669 H&R Real Estate Investment Trust 759
49,040 Hamborner REIT AG. 334
3,487,634 (b) Hammerson plc 1,067
521 Hankyu Reit, Inc 492
198,955 Healthcare Realty Trust, Inc 3,038
621,753 (b) Healthpeak Properties, Inc 11,415
837 Heiwa Real Estate REIT, Inc 820
317,904 Hersha Hospitality Trust 3,135
175,633 HMC Capital Ltd 529
896,843 (d) Home Reit plc 1
2,211,194 HomeCo Daily Needs REIT 1,633
205 Hoshino Resorts REIT, Inc 898
846,848 (b) Host Marriott Corp 13,609
25,497 (a) Howard Hughes Holdings, Inc 1,890
103,942 Hudson Pacific Properties, Inc 691
1,339 Hulic Reit, Inc 1,428
259,138 Hyprop Investments Ltd 436
32,194 ICADE 1,060
1,139 Ichigo Office REIT Investment Corp 667
252,563 Impact Healthcare Reit plc 255
17,745 Independence Realty Trust, Inc 250
1,651 Industrial & Infrastructure Fund Investment Corp 1,525
1,648,286 Ingenia Communities Group 4,410
261,894 Inmobiliaria Colonial Socimi S.A. 1,485
4,153 (b) Innovative Industrial Properties, Inc 314
52,779 InterRent Real Estate Investment Trust 485
20,195 (b) Intervest Offices 293
670,785 Investec Property Fund Ltd 266
5,560 Invincible Investment Corp 2,296
482,262 (b) Invitation Homes, Inc 15,283
306,705 Irish Residential Properties REIT plc 301
475,275 (a) Is Gayrimenkul Yatirim Ortakligi AS 410
163,994 Jadwa REIT Saudi Fund 547
942 Japan Excellent, Inc 833
3,773 Japan Hotel REIT Investment Corp 1,970
739 Japan Logistics Fund Inc 1,433
696 Japan Prime Realty Investment Corp 1,680
1,092 Japan Real Estate Investment Corp 4,255
5,948 Japan Retail Fund Investment Corp 3,858
148,633 JR Global Reit 448

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
777 Kenedix Realty Investment Corp $ 1,797
896 Kenedix Residential Next Investment Corp 1,367
548 Kenedix Retail REIT Corp 1,060
8,224,317 Keppel DC REIT 12,487
1,577,191 Keppel REIT 984
40,864 Killam Apartment Real Estate Investment Trust 524
110,230 Kilroy Realty Corp 3,484
196,700 Kite Realty Group Trust 4,213
1,448,955 Kiwi Property Group Ltd 734
381,356 Klepierre 9,338
66,587 (b) Lamar Advertising Co 5,558
104,121 Land Securities Group plc 746
38,180 Lar Espana Real Estate Socimi S.A. 224
1,605 LaSalle Logiport REIT 1,539
1,710,844 Lendlease Global Commercial REIT 681
313,900 (b) Lexington Realty Trust 2,794
2,266,327 Link REIT 11,081
4,226,670 LondonMetric Property plc 8,814
94,286 LOTTE Reit Co Ltd 228
1,374,964 LXI REIT PLC 1,523
460,780 Mack-Cali Realty Corp 7,603
2,057,993 Macquarie CountryWide Trust 4,127
1,792,847 Mapletree Industrial Trust 2,960
2,940,455 Mapletree Logistics Trust 3,605
2,005,822 Mapletree Pan Asia Commercial Trust 2,093
120,391 (b) Medical Properties Trust, Inc 656
70,226 Mercialys S.A 632
298,250 Merlin Properties Socimi S.A. 2,509
7,548 (b) Mid-America Apartment Communities, Inc 971
211,493 (c) Mindspace Business Parks REIT 796
52,342 (c) Minto Apartment Real Estate Investment Trust 525
1,614 Mirai Corp 511
3,336,559 Mirvac Group 4,535
400 Mitsubishi Estate Logistics REIT Investment Corp 1,004
838 Mitsui Fudosan Logistics Park, Inc 2,639
11,269 Montea NV 800
15,438 Morguard North American Residential Real Estate Investment Trust 169
1,357 Mori Hills REIT Investment Corp 1,286
2,084 Mori Trust Sogo Reit, Inc 1,015
1,153,400 MREIT, Inc 251
85,750 National Retail Properties, Inc 3,030
289,558 National Storage Affiliates Trust 9,191
6,324,031 National Storage REIT 8,800
121,790 NETSTREIT Corp 1,897
32,398 Nexus Industrial REIT 172
129,265 (a) Nexus Select Trust 193
417 Nippon Accommodations Fund, Inc 1,760
1,302 Nippon Building Fund, Inc 5,272
1,923 Nippon ProLogis REIT, Inc 3,590
361 NIPPON REIT Investment Corp 862
3,864 Nomura Real Estate Master Fund, Inc 4,328
114,201 NorthWest Healthcare Properties Real Estate Investment Trust 427
14,296 NSI NV 271
135,426 Omega Healthcare Investors, Inc 4,491
209 One REIT, Inc 362
2,345 Orix JREIT, Inc 2,813
811,458 PARAGON REIT 495
90,297 Park Hotels & Resorts, Inc 1,112
301,624 Parkway Life Real Estate Investment Trust 814
520,697 Picton Property Income Ltd 432
624,182 Piedmont Office Realty Trust, Inc 3,508
39,550 Plymouth Industrial REIT, Inc 829

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,202 Premier Investment Co $ 1,110
33,341 Primaris REIT 331
1,156,353 Primary Health Properties plc 1,313
569,749 ProLogis Property Mexico S.A. de C.V. 1,960
3,168,038 Prologis, Inc 355,486
361,390 PRS REIT PLC 301
142,033 (b) Public Storage, Inc 37,429
112,603 Rayonier, Inc 3,205
124,186 Realty Income Corp 6,202
5,727,752 Redefine Properties Ltd 1,072
439,050 (b) Regency Centers Corp 26,097
977,722 Region RE Ltd 1,262
177,103 Reit  Ltd 724
262,024 (b) Resilient REIT Ltd 541
8,018 Retail Estates NV 480
1,078,674 (b) Rexford Industrial Realty, Inc 53,233
171,691 RioCan Real Estate Investment Trust 2,284
91,372 Riyad REIT Fund 206
1,031,557 RLJ Lodging Trust 10,099
138,410 RPT Realty 1,462
279,324 Rural Funds Group 316
213,113 Ryman Hospitality Properties, Inc 17,748
909,630 Sabra Health Care REIT, Inc 12,680
866,561 Safestore Holdings plc 7,742
315 (b) Samty Residential Investment Corp 243
493,300 Sasseur Real Estate Investment Trust 243
118,830 SBA Communications Corp 23,786
4,415,547 Scentre Group 6,938
136,331 Segro plc 1,192
3,454 Sekisui House Reit, Inc 1,924
176,095 Sella Capital Real Estate Ltd 366
1,153,001 Service Properties Trust 8,867
1,199,033 Shaftesbury Capital plc 1,675
1,017,508 (b) Simon Property Group, Inc 109,921
384,631 SITE Centers Corp 4,743
101,462 SK REITs Co Ltd 315
59,866 (b) SL Green Realty Corp 2,233
167,245 Slate Grocery REIT 1,368
59,290 SmartCentres Real Estate Investment Trust 994
609 SOSiLA Logistics REIT, Inc 503
192,314 Spirit Realty Capital, Inc 6,448
822,802 STAG Industrial, Inc 28,395
2,869 Star Asia Investment Corp 1,110
1,275,029 Starhill Global REIT 452
166 Starts Proceed Investment Corp 243
525,296 Stockland Trust Group 1,315
2,136,790 Summit Hotel Properties, Inc 12,393
209,810 Sun Communities, Inc 24,829
820,000 Sunlight Real Estate Investment Trust 256
237,540 Sunstone Hotel Investors, Inc 2,221
1,718,100 Suntec Real Estate Investment Trust 1,455
1,202,600 Sunway Real Estate Investment Trust 374
8,305,828 Supermarket Income Reit plc 7,684
640 Takara Leben Real Estate Investment Corp 416
427,670 Tanger Factory Outlet Centers, Inc 9,665
578,784 Target Healthcare REIT plc 535
15,718 Terreno Realty Corp 893
645,200 TF Administradora Industrial S de RL de C.V. 1,144
722 Tokyu REIT, Inc 884
12,073,772 Tritax Big Box REIT plc 20,547
8,440,072 (c) Tritax EuroBox plc 5,169
754,711 UK Commercial Property REIT Ltd 488

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
657,280 UMH Properties, Inc $ 9,215
5,866 (a) Unibail-Rodamco-Westfield 288
278,974 Unite Group plc 3,041
2,604 United Urban Investment Corp 2,711
429,085 Urban Logistics REIT plc 575
9,197 Vastned Retail NV 188
504,424 Ventas, Inc 21,251
1,021,998 VICI Properties, Inc 29,740
3,159,059 Vicinity Ltd 3,424
705,481 Vukile Property Fund Ltd 488
377,759 (b) Warehouse REIT plc 378
401,967 Warehouses De Pauw CVA 9,934
12,936 Washington REIT 176
579,135 Waypoint REIT Ltd 833
366,012 Welltower, Inc 29,984
29,828 Wereldhave NV 474
593,589 Weyerhaeuser Co 18,199
123,394 Workspace Group plc 735
23,434 (b) Xior Student Housing NV 670
1,991,000 (b) Yuexiu Real Estate Investment Trust 335
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 202
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,178,549
FINANCIAL SERVICES - 6.5%
101,400 (b) 360 Finance, Inc (ADR) 1,557
135,064 360 ONE WAM Ltd 815
48,311 3i Group plc 1,216
45,345 (a) Aavas Financiers Ltd 948
24,572 ABC arbitrage 151
87,734 abrdn plc 166
27,200 Acom Co Ltd 63
46,729 (a),(c) Adyen NV 34,646
82,200 AEON Financial Service Co Ltd 709
65,800 Aeon Thana Sinsap Thailand PCL 294
27,009 Affiliated Managers Group, Inc 3,520
165,298 (a),(b) Affirm Holdings, Inc 3,516
453,823 (b) AGNC Investment Corp 4,284
263,100 Aiful Corp 683
248,151 AJ Bell plc 831
843,932 Al Waha Capital PJSC 381
471,097 Allfunds Group PLC 2,595
729,000 (a),(b),(c) Alliance International Education Leasing Holdings Ltd 138
353,643 Ally Financial, Inc 9,435
28,624 Alpha Group International plc 653
33,090 Altshuler Shaham Penn Ltd 49
871,018 Amanat Holdings PJSC 249
2,147,925 American Express Co 320,449
415,052 Ameriprise Financial, Inc 136,834
29,181 Amlak International Finance Co 108
2,698,167 AMP Ltd 2,166
3,036 (c) Amundi S.A. 171
4,440 Anand Rathi Wealth Ltd 90
410,585 Angel One Ltd 9,129
139,298 (c) Anima Holding S.p.A 582
150,488 Annaly Capital Management, Inc 2,831
26,492 (b) Antin Infrastructure Partners S.A. 342
349,734 Apollo Global Management, Inc 31,392
113,230 Aptus Value Housing Finance India Ltd 398
351,569 Ares Management Corp 36,166
363,608 Ashmore Group plc 830
280,100 Asia Sermkij Leasing PCL 170
16,520 (a) AssetMark Financial Holdings, Inc 414

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
186,935 Australian Stock Exchange Ltd $ 6,838
404,122 (b) Avanza Bank Holding AB 6,969
84,514 AVIC Industry-Finance Holdings Co Ltd 41
90,919 Azimut Holding S.p.A. 1,979
138,115 (b) B Riley Financial, Inc 5,661
4,945,629 B3 SA-Brasil Bolsa Balcao 12,092
215,500 (a),(c) Bairong, Inc 279
233,991 Bajaj Finance Ltd 21,948
159,271 Bajaj Finserv Ltd 2,945
22,207 Bajaj Holdings & Investment Ltd 1,898
48,146 (b) Banca Generali SpA 1,698
21,333 Banca IFIS S.p.A. 368
181,526 Banca Mediolanum S.p.A 1,547
6,819,254 Banco BTG Pactual S.A. - Unit 42,151
16,980 Banco Latinoamericano de Exportaciones S.A. (Class E) 360
1,691,100 Bangkok Commercial Asset Management PCL 486
2,489,852 Bank of New York Mellon Corp 106,192
348,364 (a),(d) BBI EPS Ltd 2
1,783,003 (a) Berkshire Hathaway, Inc 624,586
1,154,800 (a) Beyond Securities PCL 207
155,039 (c) BFF Bank S.p.A 1,547
5,541,800 BFI Finance Indonesia Tbk PT 411
159,400 BGC Group, Inc 842
217,684 BlackRock, Inc 140,731
495,628 Blackstone, Inc 53,102
48,104 (a) Block, Inc 2,119
449,685 (a) Block, Inc 19,903
342,710 Blue Owl Capital, Inc 4,442
63,400 BOC International China Co Ltd 99
355,400 (b) Bolsa Mexicana de Valores SAB de C.V. 667
71,749 Boursa Kuwait Securities Co KPSC 427
934,914 Bridgepoint Group Holdings Ltd 2,197
222,355 Brightsphere Investment Group, Inc 4,311
323,201 (b) Brookfield Asset Management Ltd 10,770
1,297,751 (a),(b) Brookfield Corp 40,578
55,317 BSE Ltd 863
156,636 (b) Bure Equity AB 3,115
154,805 Burford Capital Ltd 2,118
533,500 Bursa Malaysia BHD 766
128,452 Caitong Securities Co Ltd 139
65,294 Can Fin Homes Ltd 600
85,493 Canaccord Financial, Inc 507
353,157 (a) Cannae Holdings, Inc 6,583
300,130 (a) Cantaloupe, Inc 1,876
178 Capital One Financial Corp 17
1,479,000 Capital Securities Corp 670
91,472 Carlyle Group, Inc 2,759
91,903 Cboe Global Markets, Inc 14,356
25,176 Cembra Money Bank AG. 1,707
42,362 Central Depository Services India Ltd 692
34,900 Century Leasing System, Inc 1,391
1,297,325 Chailease Holding Co Ltd 7,285
396,552 Challenger Financial Services Group Ltd 1,625
77,264 Changjiang Securities Co Ltd 62
5,782,447 Charles Schwab Corp 317,456
2,009,000 China Bills Finance Corp 893
4,269,574 China Cinda Asset Management Co Ltd 429
896,000 China Everbright Ltd 517
1,647,959 China Galaxy Securities Co Ltd 848
114,250 China Galaxy Securities Co Ltd (Class A) 173
142,400 China Great Wall Securities Co Ltd 163
29,500 China International Capital Corp Ltd 152

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,364,537 (c) China International Capital Corp Ltd $ 2,491
167,636 China Merchants Securities Co Ltd 322
100,900 (a),(b),(c),(d) China Renaissance Holdings Ltd 47
76,922 Cholamandalam Financial Holdings Ltd 1,074
972,583 Cholamandalam Investment and Finance Co Ltd 14,226
157,922 (b) CI Financial Corp 1,798
1,011,500 Cielo S.A. 706
1,766,965 CITIC Securities Co Ltd 3,567
338,516 CITIC Securities Co Ltd (Class A) 1,011
101,934 (c) CMC Markets plc 131
307,048 CME Group, Inc 61,477
91,299 Coface S.A. 1,162
72,660 Cohen & Steers, Inc 4,555
126,337 (a),(b) Coinbase Global, Inc 9,485
239,420 (b) Compass Diversified Trust 4,494
649,015 Corebridge Financial, Inc 12,818
1,153,425 Coronation Fund Managers Ltd 1,887
97,126 Creades AB 552
4,876 (a),(b) Credit Acceptance Corp 2,244
55,545 (b) Credit Corp Group Ltd 686
249,100 Credit Saison Co Ltd 3,950
44,826 (a) CreditAccess Grameen Ltd 710
14,441 CRISIL Ltd 681
120,625 CSC Financial Co Ltd 408
2,962,000 CSSC Hong Kong Shipping Co Ltd 517
128,833 Daishin Securities Co Ltd 1,388
28,638 Daishin Securities Co Ltd PF 287
1,227,200 (a),(b) Daiwa Securities Group, Inc 7,077
31,962 (a) Danal Co Ltd 78
11,520 Daou Data Corp 109
17,593 Daou Technology, Inc 227
96,204 Deutsche Bank AG. (Registered) 1,057
12,155 Deutsche Beteiligungs AG. 404
190,788 Deutsche Boerse AG. 32,948
115,689 (b),(c) Deutsche Pfandbriefbank AG. 819
549,654 Discover Financial Services 47,617
69,025 Dongxing Securities Co Ltd 77
41,449 (b),(c) doValue S.p.A 161
1,429,907 Dubai Financial Market PJSC 619
1,172,306 East Money Information Co Ltd 2,460
172,210 (b) ECN Capital Corp 292
17,097,080 Edelweiss Financial Services Ltd 12,567
272,817 Edenred 17,066
74,818 EFG International 847
399,265 E-Finance for Digital & Financial Investments 239
25,886 eGuarantee, Inc 337
918,084 (a) Egyptian Financial Group-Hermes Holding 438
867,740 Element Fleet Management Corp 12,451
304,322 Enact Holdings, Inc 8,287
12,530 (a) Enova International, Inc 637
491,228 (b) EQT AB 9,679
1,451,276 Equitable Holdings, Inc 41,202
208,811 Essent Group Ltd 9,875
1,895 Eurazeo 113
20,446 (a) Euronet Worldwide, Inc 1,623
1,049,469 (c) Euronext NV 73,000
105,806 Everbright Securities Co Ltd 243
165,450 Evercore Partners, Inc (Class A) 22,812
40,345 EVERTEC, Inc 1,500
34,278 (a) EXOR NV 3,042
84,160 EXOR NV 7,444
25,456 Factset Research Systems, Inc 11,131

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
531,401 Far East Horizon Ltd $ 382
1,118,533 (a) Fawry for Banking & Payment Technology Services SAE 187
2,693,205 Fidelity National Information Services, Inc 148,853
55,663 (b) Fiera Capital Corp 230
56,600 Financial Partners Group Co Ltd 509
94,600 FinVolution Group (ADR) 471
155,891 First Capital Securities Co Ltd 126
14,351 First National Financial Corp 377
300,789 FirstCash Holdings, Inc 30,193
3,090,039 FirstRand Ltd 10,405
2,164,769 (a) Fiserv, Inc 244,532
55,566 (a) Five-Star Business Finance Ltd 466
121,989 (a) flatexDEGIRO AG. 1,066
93,017 (a) FleetCor Technologies, Inc 23,751
207,014 (a) FleetPartners Group Ltd 363
27,392 Flow Traders 510
536,655 (a) Flywire Corp 17,114
183,100 Founder Securities Co Ltd 186
216,983 Franklin Resources, Inc 5,333
9,009,087 Fuhwa Financial Holdings Co Ltd 6,998
22,453 (a) Fusion Micro Finance Ltd 161
47,000 (a) Futu Holdings Ltd (ADR) 2,717
14,484 Fuyo General Lease Co Ltd 1,166
831,500 (c) Genertec Universal Medical Group Co Ltd 414
909,500 (b) Gentera SAB de C.V. 1,068
512,836 GF Securities Co Ltd 685
168,708 GF Securities Co Ltd (Class A) 340
343,831 Global Payments, Inc 39,675
2,500 (b) GMO Financial Gate, Inc 178
15,901 GMO Financial Holdings, Inc 77
279,877 GMO Payment Gateway, Inc 15,271
105,016 (b) goeasy Ltd 8,244
508,832 Goldman Sachs Group, Inc 164,643
1,771,100 (a) Grab Holdings Ltd 6,270
21,587 GRENKE AG. 471
34,048 Groupe Bruxelles Lambert S.A. 2,534
10,312 Guangzhou Yuexiu Capital Holdings Group Co Ltd 9
28,904 Guolian Securities Co Ltd 42
166,149 Guosen Securities Co Ltd 210
2,407,800 (b) Guotai Junan International Holdings Ltd 187
194,816 Guotai Junan Securities Co Ltd 389
113,154 Guoyuan Securities Co Ltd 105
2,662,810 (b) Haitong International Securities Group Ltd 241
1,422,773 Haitong Securities Co Ltd 851
250,312 Haitong Securities Co Ltd (Class A) 342
2,298,000 (b),(c) Haitong UniTrust International Leasing Co Ltd 288
45,620 Hamilton Lane, Inc 4,126
1,020,487 (a) Hanwha Investment & Securities Co Ltd 1,806
17,657 Hargreaves Lansdown plc 166
37,394 (c) HDFC Asset Management Co Ltd 1,191
298,847 Helia Group Ltd 669
14,886 Hithink RoyalFlush Information Network Co Ltd 307
26,101 (c) Home First Finance Co India Ltd 254
1,322,711 Hong Kong Exchanges and Clearing Ltd 49,089
178,000 Hotai Finance Co Ltd 729
38,591 Houlihan Lokey, Inc 4,134
645,740 (c) Huatai Securities Co Ltd 823
106,634 Huatai Securities Co Ltd (Class A) 232
29,800 Huaxi Securities Co Ltd 34
62,369 HUB24 Ltd 1,297
3,582 (a) Hypoport SE 483
66,879 (a) I3 Verticals, Inc 1,414
68,982 (c) ICICI Securities Ltd 516
1,116 ICRA Ltd 74

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
914,517 IDFC Ltd $ 1,415
103,100 (b) iFAST Corp Ltd 422
2,392,964 IG Group Holdings plc 18,734
81,467 (b) IGM Financial, Inc 2,066
158,497 IIFL Finance Ltd 1,136
47,551 Illimity Bank S.p.A 264
82,749 Impax Asset Management Group plc 461
233,398 Indiabulls Housing Finance Ltd 520
3,422,586 (c) Indian Energy Exchange Ltd 5,435
223,554 Industrial Securities Co Ltd 198
7,664 (b) Industrivarden AB 202
140,578 Industrivarden AB 3,707
860,724 Infibeam Avenues Ltd 183
236,392 IntegraFin Holdings plc 684
76,758 Interactive Brokers Group, Inc (Class A) 6,644
1,402,011 Intercontinental Exchange, Inc 154,249
242,801 Intermediate Capital Group plc 4,076
72,940 (a) International Money Express, Inc 1,235
278,422 Invesco Ltd 4,043
395,250 Investec Ltd 2,274
549,539 Investec plc 3,230
51,104 Investment AB Oresund 446
85,910 Investor AB 1,645
503,905 (b) IOOF Holdings Ltd 777
976,103 IP Group plc 631
437,030 Is Yatirim Menkul Degerler AS 648
2,800 iShares Core S&P 500 ETF 1,202
1,832,024 (b) iShares MSCI ACWI ETF 169,224
728,853 (b) iShares MSCI Canada Index Fund 24,387
27,500 (b) iShares MSCI EAFE Index Fund 1,895
6,580 (b) iShares Russell 2000 Index Fund 1,163
163,529 Isracard Ltd 676
61,800 (b) J Trust Co Ltd 198
19,325 (b) Jaccs Co Ltd 667
31,717 Jack Henry & Associates, Inc 4,794
120,100 Jackson Financial, Inc 4,590
450,854 Jafco Co Ltd 4,959
102,653 Janus Henderson Group plc 2,650
72,100 (b) Japan Securities Finance Co Ltd 692
294,672 Jefferies Financial Group, Inc 10,794
430,325 JM Financial Ltd 447
549,200 JMT Network Services PCL 717
55,914 JSE Ltd 273
110,214 (c) JTC plc 975
280,211 Julius Baer Group Ltd 17,936
404,358 Jupiter Fund Management plc 472
21,315 (a) Kakaopay Corp 643
43,358 (a) Kfin Technologies Ltd 245
2,710,000 (a),(b) Kingkey Financial International Holdings Ltd 343
195,445 (a) Kinnevik AB 1,941
13,026 KIWOOM Securities Co Ltd 910
780,090 KKR & Co, Inc 48,054
17,429 Korea Investment Holdings Co Ltd 684
14,303 KRUK S.A. 1,353
640,928 Krungthai Card PCL 773
3,294 L E Lundbergforetagen AB 137
533,338 L&T Finance Holdings Ltd 853
1,079,311 Ladder Capital Corp 11,074
150,618 Lazard Ltd (Class A) 4,671
8,920 Leonteq AG. 372
69,600 LexinFintech Holdings Ltd (ADR) 154
250,092 LIC Housing Finance Ltd 1,395
60,006 Liontrust Asset Management plc 443
966,961 London Stock Exchange Group plc 96,914

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
250,295 LPL Financial Holdings, Inc $ 59,483
292,800 Lufax Holding Ltd (ADR) 310
12,300 (b) M&A Capital Partners Co Ltd 220
69,300 (a),(b) M&A Research Institute Holdings, Inc 1,596
2,446,240 M&G plc 5,861
66,988 (b) MA Financial Group Ltd 204
335,782 Macquarie Group Ltd 35,958
139,328 Magellan Financial Group Ltd 820
385,365 Mahindra & Mahindra Financial Services Ltd 1,394
20,052,152 Man Group plc 54,502
467,444 Manappuram Finance Ltd 841
16,099 MarketAxess Holdings, Inc 3,439
2,540,240 (a) Marqeta, Inc 15,191
147,800 (b) Marui Co Ltd 2,401
11,381 (c) MAS Financial Services Ltd 124
2,298,090 Mastercard, Inc (Class A) 909,837
110,300 (b) Matsui Securities Co Ltd 606
89,521 Meritz Financial Group, Inc 3,664
8,592,000 Metro Pacific Investments Corp 543
69,590 MGIC Investment Corp 1,161
113,599 Mirae Asset Daewoo Co Ltd 543
711,500 Mitsubishi UFJ Lease & Finance Co Ltd 4,741
24,500 Mizuho Leasing Co Ltd 804
99,654 (a) Molten Ventures plc 277
158,952 Monex Group, Inc 591
64,700 Moody's Corp 20,456
2,179,639 Morgan Stanley 178,011
19,522 Morningstar, Inc 4,573
39,542 Motilal Oswal Financial Services Ltd 418
80,060 (a) Mr Cooper Group, Inc 4,288
83,348 MSCI, Inc (Class A) 42,764
478,382 Muangthai Capital PCL 470
21,600 Multi Commodity Exchange of India Ltd 532
50,216 Muthoot Finance Ltd 756
99,600 Nanjing Securities Co Ltd 111
328,734 Nasdaq Stock Market, Inc 15,973
367,093 National Investments Co KSCP 270
48,490 (a) Nayifat Finance Co 182
98,567 Netwealth Group Ltd 951
413,849 (a),(c) Network International Holdings plc 1,970
29,312 (a),(c) Nexi S.p.A 179
1,044,400 Ngern Tid Lor PCL 595
22,894 NHN KCP Corp 139
18,149 NICE Holdings Co Ltd 175
164,299 Ninety One Ltd 338
224,311 Ninety One plc 468
120,074 (c) Nippon Life India Asset Management Ltd 474
323,994 (a) NMI Holdings, Inc 8,777
35,400 Noah Holdings Ltd (ADR) 441
2,765,900 (a) Nomura Holdings, Inc 11,076
299,199 Nordnet AB publ 3,935
190,835 (a) Nuvama Wealth Management Ltd 5,539
413,344 (b) Nuvei Corp 6,199
106,725 (c) Nuvei Corp 1,601
119,593 Okasan Holdings, Inc 555
3,685,199 (a),(b) Omni Bridgeway Ltd 4,235
209,515 OneMain Holdings, Inc 8,399
68,207 Onex Corp 4,009
41,250 Orient Corp 320
196,051 Orient Securities Co Ltd 259
2,447,640 ORIX Corp 45,703
467,277 Osaka Securities Exchange Co Ltd 8,657
1,931,601 OSB Group plc 7,664
88,688 (a) Oyak Yatirim Menkul Degerler AS. 190

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
57,980 P10, Inc $ 675
6,068,800 (a) Pacific Strategic Financial Tbk PT 430
307,140 (a) Pagseguro Digital Ltd 2,644
190,238 Paragon Group of Cos plc 1,137
1,126 Partners Group 1,264
88,430 Patria Investments Ltd 1,289
1,072,800 (a) Payoneer Global, Inc 6,566
2,033,047 (a) PayPal Holdings, Inc 118,852
153,850 (a) Paysafe Ltd 1,845
1,538,400 (a),(b) Pensionbee Group plc 1,308
202,171 Pepper Money Ltd 168
93,930 Perpetual Trustees Australia Ltd 1,258
118,234 (b) Pinnacle Investment Management Group Ltd 679
106,554 Piper Jaffray Cos 15,483
4,386,774 Piramal Enterprises Ltd 55,303
378,181 Platinum Asset Mangement Ltd 314
416,028 Plus500 Ltd 6,990
86,280 (a),(c) PNB Housing Finance Ltd 719
64,698 Polar Capital Holdings plc 367
188,830 Poonawalla Fincorp Ltd 862
243,530 (a) Power Finance Corp Ltd 739
974,118 Power Finance Corp Ltd 2,950
669,000 President Securities Corp 389
177,730 Provident Financial plc 273
911,717 PSG Konsult Ltd 631
1,075,784 (c) Quilter plc 1,121
1,793,800 Ratchthani Leasing PCL 149
46,752 Rathbone Brothers 990
187,173 Ratos AB (B Shares) 557
143,986 Raymond James Financial, Inc 14,461
1,962,507 REC Ltd 6,779
7,940 Regional Management Corp 220
54,149 Reinet Investments S.C.A 1,189
12,485,688 (a) Reliance Strategic Investments Ltd 34,762
425,460 Remgro Ltd 3,337
602,676 (a) Remitly Global, Inc 15,199
94,644 (b),(c) Resurs Holding AB 204
11,261 Ricoh Leasing Co Ltd 330
368,750 Rithm Capital Corp 3,426
780,002 (a) Robinhood Markets, Inc 7,652
94,909 (a),(b) Rocket Cos, Inc 776
732,600 S&P Global, Inc 267,699
485,700 Sabuy Technology PCL 92
22,865 Samsung Securities Co Ltd 622
19,589 Saudi Tadawul Group Holding Co 1,009
110,107 SBI Cards & Payment Services Ltd 1,047
1,255,850 SBI Holdings, Inc 26,430
40,008 Schroders plc 198
153,200 SDIC Capital Co Ltd 145
76,488 SEI Investments Co 4,607
151,000 Shanxi Securities Co Ltd 119
9,187 Share India Securities Ltd 144
665,244 Shenwan Hongyuan Group Co Ltd 396
72,719 (a),(b) Shift4 Payments, Inc 4,026
3,847 Shinyoung Securities Co Ltd 160
36,465 SHL Finance Co 178
118,805 Shriram Finance Ltd 2,742
805,674 Singapore Exchange Ltd 5,732
105,000 Sinolink Securities Co Ltd 134
172,428 SLM Corp 2,348
27,107,620 Sociedad de Inversiones Oro Blanco S.A. 211
3,695 Societe Fonciere Financiere et de Participations FFP 389
695,298 (a),(b) SoFi Technologies, Inc 5,555
16,872 (b) Sofina S.A. 3,410

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
215,935 SooChow Securities Co Ltd $ 250
292,973 Southwest Securities Co Ltd 166
20,048 (a) Spandana Sphoorty Financial Ltd 201
18,871 Sparx Group Co Ltd 190
4,500 SPDR S&P 500 ETF Trust 1,924
183,043 (b) SPDR S&P Biotech ETF 13,366
16,984 (b) Sprott, Inc 517
548,400 Srisawad Corp PCL 641
27,228 St. James's Place plc 275
437,086 (b) Starwood Property Trust, Inc 8,458
87,373 State Street Corp 5,850
230,290 StepStone Group, Inc 7,273
77,889 Stifel Financial Corp 4,785
637,343 (a) StoneCo Ltd 6,800
79,352 (a) StoneX Group, Inc 7,691
8,624 Strike Co Ltd 193
588,735 Sun Hung Kai & Co Ltd 202
81,795 Svolder AB 380
9,841 Swissquote Group Holding S.A. 1,793
355,000 SY Holdings Group Ltd 230
167,216 T Rowe Price Group, Inc 17,536
97,381 Tamburi Investment Partners S.p.A. 862
10,866 Tata Investment Corp Ltd 427
1,119,359 (a) Tel Aviv Stock Exchange Ltd 6,459
69,715 (b) Timbercreek Financial Corp 347
272,458 TMX Group Ltd 5,855
387,194 (a),(b) Toast, Inc 7,252
173,480 Tokai Tokyo Securities Co Ltd 562
84,132 Tong Yang Investment Bank 156
662,090 TP ICAP Group plc 1,374
49,223 TPG, Inc 1,483
84,721 Tradeweb Markets, Inc 6,795
1,397,077 Turkiye Sinai Kalkinma Bankasi AS 413
379,671 (a) Tyro Payments Ltd 329
223,394 (b) UBS Group AG 5,507
3,868,497 UBS Group AG 95,290
85,600 (a),(b) Up Fintech Holding Ltd (ADR) 438
43,062 UTI Asset Management Co Ltd 407
72,559 (b) UWM Holdings Corp 352
848,011 Value Partners Group Ltd 266
198,910 Victory Capital Holdings, Inc 6,632
247,781 Virtu Financial, Inc 4,279
2,598,064 (b) Visa, Inc (Class A) 597,581
23,678 Vontobel Holding AG. 1,406
235,697 Voya Financial, Inc 15,662
23,175 Warsaw Stock Exchange 198
2,122,395 Waterland Financial Holdings 766
31,400 (a),(b) WealthNavi, Inc 266
28,727 Wendel 2,271
112,603 Western Securities Co Ltd 102
534,074 Western Union Co 7,039
18,460 (a) WEX, Inc 3,472
665,972 (a) Wise plc 5,554
62,247 Woori Investment & Securities Co Ltd 471
11,924 (a),(c) Worldline S.A. 335
798,638 XP, Inc 18,409
33,975 (c) XTB S.A. 239
6,653,200 (b) Yangzijiang Financial Holding Ltd 1,750
185,200 (a),(b) Yeahka Ltd 348
1,698,000 (b),(c) Yixin Group Ltd 153
199,129 Yulon Finance Corp 1,134
141,365 Zenkoku Hosho Co Ltd 4,642

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
49,091 Zheshang Securities Co Ltd $ 68
293,700 Zhongtai Securities Co Ltd 286
TOTAL FINANCIAL SERVICES 7,024,048
FOOD, BEVERAGE & TOBACCO - 3.4%
1,053,788 (a),(b) a2 Milk Co Ltd 2,880
150,157 AAK AB 2,702
138,193 AG. Barr plc 828
6,963 Agrana Beteiligungs AG. 113
241,807 Agthia Group PJSC 309
377,437 Ajinomoto Co, Inc 14,553
15,719 Al Jouf Agricultural Development Co 203
221,987 Almarai Co JSC 3,767
326,406 Altria Group, Inc 13,725
4,041,209 Ambev S.A. 10,540
165,160 Anadolu Efes Biracilik Ve Malt Sanayii AS 637
39,511 Angel Yeast Co Ltd 182
1,361,532 Anheuser-Busch InBev S.A. 75,478
109,828 Anhui Gujing Distillery Co Ltd 1,841
21,514 Anhui Gujing Distillery Co Ltd (Class A) 803
29,417 Anhui Kouzi Distillery Co Ltd 209
41,100 Anhui Yingjia Distillery Co Ltd 416
26,523 (b) Anora Group Oyj 126
447,926 (b) Arca Continental SAB de C.V. 4,068
33,562 Archer-Daniels-Midland Co 2,531
16,072 Ariake Japan Co Ltd 546
4,007,508 (a) Aryzta AG. 6,854
258,335 Asahi Breweries Ltd 9,650
725,862 Associated British Foods plc 18,236
32,112 Astral Foods Ltd 232
405,000 (b) Ausnutria Dairy Corp Ltd 149
76,223 Austevoll Seafood ASA 534
141,351 (a) Australian Agricultural Co Ltd 117
54,581 Avanti Feeds Ltd 290
299,683 AVI Ltd 1,180
41,845 Bakkafrost P 2,133
642,706 Baladna 226
99,297 Balrampur Chini Mills Ltd 521
177 Barry Callebaut AG. 281
227,536 Bega Cheese Ltd 367
235,601 Beijing Dabeinong Technology Group Co Ltd 218
184,700 Beijing Yanjing Brewery Co Ltd 255
1,855 Bell Food Group AG. 551
650,100 Betagro PCL 404
53,080 Bikaji Foods International Ltd 310
17,447 Bombay Burmah Trading Co 265
6,948 (b) Bonduelle S.C.A. 77
7,218 (a) Boston Beer Co, Inc (Class A) 2,812
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 185
697,700 (a) BRF S.A. 1,414
94,458 Britannia Industries Ltd 5,158
117,800 British American Tobacco Malaysia BHD 233
1,410,198 British American Tobacco plc 44,278
1,317,690 Britvic plc 13,961
5,214 Brown-Forman Corp (Class A) 303
19,486 Brown-Forman Corp (Class B) 1,124
1,465,680 (c) Budweiser Brewing Co APAC Ltd 2,880
660,322 Bunge Ltd 71,480
311,591 C&C Group plc 527
69,200 Calbee, Inc 1,316
73,000 Camil Alimentos S.A. 112
20,729 Campbell Soup Co 852

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,581 CANARIABIO, Inc $ 338
197,200 Carabao Group PCL 443
180,562 Carlsberg AS (Class B) 22,766
201,200 Carlsberg Brewery Malaysia Bhd 857
59,493 CCL Products India Ltd 462
36,811 (a) Celsius Holdings, Inc 6,317
947,800 Century Pacific Food, Inc 469
163,800 Charoen Pokphand Enterprise 477
2,849,331 Charoen Pokphand Foods PCL 1,618
6,181,218 (a) Charoen Pokphand Indonesia Tbk PT 2,168
3,320,021 (c) China Feihe Ltd 1,951
2,408,000 China Foods Ltd 791
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 0^
2,763,227 China Mengniu Dairy Co Ltd 9,217
3,105,000 (b) China Modern Dairy Holdings Ltd 305
1,415,392 China Resources Beer Holdings Company Ltd 7,732
937,000 (b),(c) China Youran Dairy Group Ltd 173
5 (b) Chocoladefabriken Lindt & Spruengli AG. 547
22,427 Chongqing Brewery Co Ltd 262
41,594 Chongqing Fuling Zhacai Group Co Ltd 90
97,564 Cia Cervecerias Unidas S.A. 619
6,973 CJ CheilJedang Corp 1,583
150,732 Cloetta AB 252
3,283,463 Coca-Cola Co 183,808
1,523,127 (a) Coca-Cola Europacific Partners plc 95,165
453,983 Coca-Cola Femsa SAB de C.V. 3,563
10,968 Coca-Cola HBC AG. 300
607,500 Coca-Cola West Japan Co Ltd 7,982
2,280,000 (a),(b) COFCO Joycome Foods Ltd 502
50,191 ConAgra Brands, Inc 1,376
85,813 Constellation Brands, Inc (Class A) 21,567
7,766 (b) Corby Spirit and Wine Ltd 83
378,394 Costa Group Holdings Ltd 759
43,371 Cranswick plc 1,874
15,133 Daesang Corp 209
330,271 Danone 18,217
121,579 (a) Darling International, Inc 6,346
5,902,662 Davide Campari-Milano NV 69,488
2,470,606 Diageo plc 91,087
2,585 Dongwon F&B Co Ltd 60
8,500 Dydo Drinco, Inc 313
1,069,228 Eastern Tobacco 836
14,100 Eastroc Beverage Group Co Ltd 354
57,943 (b) Ebro Puleva S.A. 973
317,283 Embotelladora Andina S.A. 714
1,856 (b) Emmi AG. 1,750
39,215 Ezaki Glico Co Ltd 1,076
591,100 Farm Fresh Bhd 151
1,226,948 Fevertree Drinks plc 17,964
5,760,000 First Pacific Co 2,275
469,000 First Resources Ltd 524
19,910 Flowers Foods, Inc 442
1,680,683 (b) Fomento Economico Mexicano S.A. de C.V. 18,355
1,566,570 Fomento Economico Mexicano SAB de C.V. (ADR) 170,991
231,161 Foshan Haitian Flavouring & Food Co Ltd 1,211
96,600 Fraser & Neave Holdings Bhd 520
119,195 Fresh Del Monte Produce, Inc 3,080
35,018 (a) Freshpet, Inc 2,307
13,345 Fu Jian Anjoy Foods Co Ltd 228
34,727 Fuji Oil Co Ltd 527
69,816 Fujian Sunner Development Co Ltd 184

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
36,532 Fujicco Co Ltd $ 471
8,882 Fujiya Co Ltd 151
115,418 Futuris Corp Ltd 427
168,891 General Mills, Inc 10,807
517,600 GFPT PCL (Foreign) 148
167,446 Glanbia plc 2,763
10,475 Godfrey Phillips India Ltd 274
21,200,325 Golden Agri-Resources Ltd 4,107
522,500 Great Wall Enterprise Co Ltd 871
400,724 (a) Greencore Group plc 371
41,836 Grieg Seafood ASA 306
155,566 (b) Gruma SAB de C.V. 2,664
1,133,041 (b) Grupo Bimbo S.A. de C.V. (Series A) 5,463
311,100 (a) Guan Chong Bhd 144
67,845 Guangdong Haid Group Co Ltd 421
56,232 Gujarat Ambuja Exports Ltd 235
7,885 (a) Halwani Brothers Co 111
42,064 Harim Holdings Co Ltd 219
172,314 Health & Happiness H&H International Holdings Ltd 213
63,000 Hebei Hengshui Laobaigan Liquor Co Ltd 201
115,700 Hebei Yangyuan Zhihui Beverage Co Ltd 388
123,832 Heilongjiang Agriculture Co Ltd 223
116,509 Heineken Holding NV 8,780
332,700 Heineken Malaysia Bhd 1,723
2,302,032 Heineken NV 202,951
206,723 Henan Shuanghui Investment & Development Co Ltd 748
15,704 Hershey Co 3,142
58,007 (a) Hilton Food Group plc 506
33,088 (a) Hindustan Foods Ltd 213
22,675 Hite Jinro Co Ltd 317
14,500 (b) Hokuto Corp 177
30,573 Hormel Foods Corp 1,163
117,347 (a) Hostess Brands, Inc 3,909
49,962 (b) House Foods Corp 1,042
530,600 Ichitan Group PCL 244
42,854 Imperial Tobacco Group plc 869
1,904,709 Indofood CBP Sukses Makmur Tbk PT 1,365
291,423 Inghams Group Ltd 619
7,122 Ingredion, Inc 701
354,353 Inner Mongolia Yili Industrial Group Co Ltd 1,293
9,135,000 (a),(d) Inti Agri Resources Tbk PT 0^
1,927,106 IOI Corp BHD 1,631
424,500 I-TAIL Corp PCL 237
2,603,331 ITC Ltd 13,910
38,300 Ito En Ltd 1,230
22,340 Itoham Yonekyu Holdings, Inc 605
5,060 J&J Snack Foods Corp 828
10,482 J.M. Smucker Co 1,288
564,100 Jalles Machado S.A. 961
516,200 Japan Tobacco, Inc 11,877
4,685,000 Japfa Comfeed Indonesia Tbk PT 389
649,182 JBS S.A. 2,331
6,238 JDE Peet's NV 174
65,626 Jiangsu King's Luck Brewery JSC Ltd 529
78,681 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,402
8,862 JiuGui Liquor Co Ltd 108
13,046 J-Oil Mills, Inc 156
47,964 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 227
23,701 Juewei Food Co Ltd 122
65,746 Kagome Co Ltd 1,427
10,900 (b) Kameda Seika Co Ltd 299
23,394 (a) Kaveri Seed Co Ltd 169

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,692 Kellogg Co $ 1,648
12,649 Kerry Group plc (Class A) 1,057
1,607,547 Keurig Dr Pepper, Inc 50,750
84,797 Kewpie Corp 1,363
1,984,200 Khon Kaen Sugar Industry PCL 153
117,400 Kikkoman Corp 6,153
518,079 Kirin Brewery Co Ltd 7,253
78,900 Kotobuki Spirits Co Ltd 1,275
3,200,854 Kraft Heinz Co 107,677
42,521 KRBL Ltd 207
89,591 KT&G Corp 5,721
403,135 Kuala Lumpur Kepong BHD 1,835
64,885 Kweichow Moutai Co Ltd 16,092
180,403 Lamb Weston Holdings, Inc 16,680
17,850 Lancaster Colony Corp 2,946
3,482 Lassonde Industries, Inc 323
225,195 Leroy Seafood Group ASA 940
96,211 Lian HWA Food Corp 263
718,398 Lien Hwa Industrial Corp 1,390
48 Lindt & Spruengli AG. 533
3,020 Lotte Chilsung Beverage Co Ltd 280
1,838 Lotte Wellfood Co Ltd 149
904 (b) Lotus Bakeries NV 7,350
113,162 LT Foods Ltd 226
77,723 Luzhou Laojiao Co Ltd 2,325
57,700 M Dias Branco S.A. 419
67,148 (b) Maple Leaf Foods, Inc 1,290
118,278 (a) Marfrig Global Foods S.A. 165
342,900 Marfrig Global Foods S.A. 486
451,438 Marico Ltd 3,048
33,900 Maruha Nichiro Corp 582
26,638 McCormick & Co, Inc 2,015
36,387 Megmilk Snow Brand Co Ltd 558
0 (a) Mehadrin Ltd 0^
173,000 Meihua Holdings Group Co Ltd 229
188,798 MEIJI Holdings Co Ltd 4,692
58,371 Mezzan Holding Co KSCC 96
165,130 (b) MGP Ingredients, Inc 17,418
255,300 Minerva S.A. 411
45,200 Mitsui Sugar Co Ltd 910
18,614 Molson Coors Brewing Co (Class B) 1,184
4,903,041 Mondelez International, Inc 340,271
4,738,962 (a) Monster Beverage Corp 250,928
28,779 Morinaga & Co Ltd 1,040
310,413 Morinaga Milk Industry Co Ltd 11,680
24,366 Mowi ASA 431
19,551 Mrs Bectors Food Specialities Ltd 245
269,438 Muyuan Foods Co Ltd 1,401
108,000 Namchow Holdings Co Ltd 166
39,157 (a) National Agriculture Development Co 496
29,199 Nestle India Ltd 7,903
51,414 Nestle Malaysia Bhd 1,385
3,359,052 Nestle S.A. 380,231
12,488 (a) Neto Malinda Trading Ltd 147
219,305 (a) New Hope Liuhe Co Ltd 331
403,992 Nichirei Corp 8,872
43,797 Nippon Flour Mills Co Ltd 637
67,500 Nippon Meat Packers, Inc 2,019
233,759 Nippon Suisan Kaisha Ltd 1,144
19,122 Nisshin Oillio Group Ltd 535
284,700 Nisshin Seifun Group, Inc 3,628
52,000 Nissin Food Products Co Ltd 4,321

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
361,568 (b) Nissin Foods Co Ltd $ 277
1,576,600 (c) Nongfu Spring Co Ltd 9,042
9,386 NongShim Co Ltd 3,284
63,745 Oceana Group Ltd 254
249,829 Origin Enterprises plc 861
20,409 Orion Corp/Republic of Korea 1,945
69,664 Orion Holdings Corp 788
4,959 Orior AG. 395
45,418 Orkla ASA 339
1,097,917 Osotspa PCL 752
1,568 Ottogi Corp 424
1,916,864 PepsiCo, Inc 324,793
495,852 Pernod-Ricard S.A. 82,554
12,535,800 Perusahaan Perkebunan London Sumatra Indonesia Tbk PT 823
600 Philip Morris CR AS. 446
4,579,572 Philip Morris International, Inc 423,977
105,349 (a) Pilgrim's Pride Corp 2,405
5,610 (a) Post Holdings, Inc 481
473,541 PPB Group BHD 1,561
536,787 Premier Foods plc 786
37,224 (b) Premium Brands Holdings Corp 2,606
18,138 Prima Meat Packers Ltd 298
2,231,312 (b) Primo Water Corp 30,792
133,158 Primo Water Corp (Toronto) 1,839
409,800 PT Astra Agro Lestari Tbk 199
3,732,709 PT Indofood Sukses Makmur Tbk 1,598
690,800 QL Resources Bhd 803
463,300 R&B Food Supply PCL 135
60,269 Radico Khaitan Ltd 872
46,672 (b) Remy Cointreau S.A. 5,690
12,500 Riken Vitamin Co Ltd 185
472,400 (a),(b) RLX Technology, Inc (ADR) 713
60,708 (b) Rogers Sugar, Inc 241
42,052 Royal Unibrew A.S. 3,248
14,294 S Foods, Inc 320
23,555 Sakata Seed Corp 684
78,610 Salmar ASA 3,981
3,626 Samyang Foods Co Ltd 542
2,268 Samyang Holdings Corp 117
136,600 Sao Martinho S.A. 1,067
89,100 Sappe PCL 199
53,186 Sapporo Holdings Ltd 1,691
230,105 (b) Saputo, Inc 4,811
26,655 (a) Saudi Fisheries Co 184
13,263 Saudia Dairy & Foodstuff Co 1,139
234,326 Savola Group 2,254
17,448,500 Sawit Sumbermas Sarana Tbk PT 1,338
63,727 (c) Scandinavian Tobacco Group A.S. 971
10,671 Schouw & Co 711
196 Seaboard Corp 736
94,666 (b) Select Harvests Ltd 244
56,039 Shanghai Bairun Investment Holding Group Co Ltd 222
63,342 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,091
16,700 Shede Spirits Co Ltd 289
14,987 (b) Showa Sangyo Co Ltd 306
529,285 (a) Shree Renuka Sugars Ltd 347
22,301 Sichuan Swellfun Co Ltd 185
1,718,378 Sime Darby Plantation Bhd 1,565
56,597 (a) Sinad Holding Co 177
86,377 SLC Agricola S.A. 677
1,565,171 (b),(c) Smoore International Holdings Ltd 1,413
1,791 SPC Samlip Co Ltd 88

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
329,700 Srinanaporn Marketing PCL $ 188
340,000 Standard Foods Corp 397
49,597 (a) Strauss Group Ltd 1,042
51,361 Suedzucker AG. 764
17,446 Sula Vineyards Ltd 98
60,641 (a),(b) SunOpta, Inc 204
30,600 Suntory Beverage & Food Ltd 931
380,500 Ta Ann Holdings Bhd 273
467,000 (a) Taiwan TEA Corp 307
112,003 Takara Holdings, Inc 899
7,519 Tanmiah Food Co 188
67,645 Tata Coffee Ltd 209
467,188 Tata Consumer Products Ltd 4,924
334,297 Tate & Lyle plc 2,796
2,271,800 Thai Union Group PCL 903
399,230 Thai Vegetable Oil PCL (Foreign) 239
770,800 Thaifoods Group PCL 79
140,332 Tiger Brands Ltd 1,139
1,821,301 Tingyi Cayman Islands Holding Corp 2,544
329,900 Toyo Suisan Kaisha Ltd 12,938
587,196 Treasury Wine Estates Ltd 4,637
118,700 Tres Tentos Agroindustrial S.A. 302
52,366 Triveni Engineering & Industries Ltd 239
639,100 TSH Resources Bhd 135
549,471 Tsingtao Brewery Co Ltd 4,474
40,993 Tsingtao Brewery Co Ltd (Class A) 492
39,000 Ttet Union Corp 171
141,290 Turning Point Brands, Inc 3,262
29,726 Tyson Foods, Inc (Class A) 1,501
137,078 Ulker Biskuvi Sanayi AS 469
1,279,616 Uni-President China Holdings Ltd 899
4,292,934 Uni-President Enterprises Corp 9,331
204,038 United Malt Grp Ltd 647
401,000 United Plantations BHD 1,421
252,509 (a) United Spirits Ltd 3,056
735,260 Universal Robina Corp 1,545
393,606 Varun Beverages Ltd 4,469
411,847 Vina Concha y Toro S.A. 458
32,627 Viscofan S.A. 1,992
54,570 (a) Vita Coco Co, Inc 1,421
712,000 Vitasoy International Holdings Ltd 861
4,281 VST Industries Ltd 178
4,401,694 Want Want China Holdings Ltd 2,869
297,000 Wei Chuan Foods Corp 170
366,070 Wens Foodstuffs Group Co Ltd 873
7,099,696 (c) WH Group Ltd 3,716
1,635,419 Wilmar International Ltd 4,450
203,142 Wuliangye Yibin Co Ltd 4,377
200,200 Yakult Honsha Co Ltd 4,862
94,800 Yamazaki Baking Co Ltd 1,743
496,407 Yihai International Holding Ltd 852
67,700 Yihai Kerry Arawana Holdings Co Ltd 320
115,917 (a) Yuan Longping High-tech Agriculture Co Ltd 238
903,000 (b),(c) Zhou Hei Ya International Holdings Co Ltd 312
49,932 Zydus Wellnes Ltd 942
TOTAL FOOD, BEVERAGE & TOBACCO 3,731,590
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
4,304,722 Abbott Laboratories 416,912
103,980 (a) Acadia Healthcare Co, Inc 7,311
186,400 (a) Accolade, Inc 1,972
168,987 Advanced Medical Solutions Group plc 414

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
123,734 (a),(b) AGFA-Gevaert NV $ 239
223,107 (a),(b) agilon health, Inc 3,962
232,449 Aier Eye Hospital Group Co Ltd 575
444,000 (b),(c) AK Medical Holdings Ltd 373
65,666 Al Hammadi Holding 912
546,567 Alcon, Inc 42,177
544,500 Alfresa Holdings Corp 8,927
247,697 (a) Align Technology, Inc 75,627
227,530 (a) Allscripts Healthcare Solutions, Inc 2,990
608,693 (a) Alphatec Holdings, Inc 7,895
156,089 Ambu A.S. 1,627
15,540 (a) Amedisys, Inc 1,451
132,561 AmerisourceBergen Corp 23,857
735,520 (b) Amplifon S.p.A. 21,772
349,700 Amvis Holdings, Inc 6,081
16,293 (b) Andlauer Healthcare Group, Inc 496
58,000 (b),(c) Angelalign Technology, Inc 359
106,017 Ansell Ltd 1,503
90,723 Apollo Hospitals Enterprise Ltd 5,602
768,505 Arjo AB 2,970
109,500 (a),(b),(c) Arrail Group Ltd 108
24,244 As One Corp 884
475,200 Asahi Intecc Co Ltd 8,520
119,031 (a),(c) Aster DM Healthcare Ltd 469
510,724 (a) AtriCure, Inc 22,370
82,871 (a),(c) Attendo AB 215
77,866 (b) Australian Clinical Labs Ltd 142
16,100 Autobio Diagnostics Co Ltd 101
305,087 (a) Axonics, Inc 17,122
1,076,200 Bangkok Chain Hospital PCL 581
4,419,500 Bangkok Dusit Medical Services PCL 3,237
4,634,471 Bangkok Dusit Medical Services PCL 3,394
295,849 Baxter International, Inc 11,165
593,927 Becton Dickinson & Co 153,548
57,250 Beijing Chunlizhengda Medical Instruments Co Ltd 89
44,916 BioMerieux 4,345
19,845 BML, Inc 371
3,385,910 (a) Boston Scientific Corp 178,776
248,938 Bumrungrad Hospital PCL 1,828
374,474 Cardinal Health, Inc 32,512
1,170,400 (b) Carenet, Inc 7,022
1,998 Carl Zeiss Meditec AG. 174
11,828 Cellavision AB 166
43,718 Celltrion Healthcare Co Ltd 2,041
882,795 (a) Centene Corp 60,807
91,680 (a) Certara, Inc 1,333
139,690 (a) Cerus Corp 226
37,366 (a) Chabiotech Co Ltd 507
234,500 Chaoju Eye Care Holdings Ltd 123
7,194 Chemed Corp 3,739
92,100 China Meheco Co Ltd 156
30,700 China National Medicines Corp Ltd 140
723,500 China Resources Medical Holdings Co Ltd 474
4,203,000 Chularat Hospital PCL 376
983,989 Cigna Group 281,490
14,752 Classys, Inc 412
814,984 (a) Cleopatra Hospital 102
133,878 CM Hospitalar S.A. 446
500,000 C-Mer Eye Care Holdings Ltd 243
34,688 Cochlear Ltd 5,681
148,405 Coloplast A.S. 15,704
2,230 Coltene Holding AG. 162

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
201,140 CompuGroup Medical SE & Co KgaA $ 7,854
1,353,310 (c) ConvaTec Group plc 3,586
25,537 Cooper Cos, Inc 8,121
25,050 Craneware plc 458
130,830 (a) Cross Country Healthcare, Inc 3,243
423,286 CVS Group plc 8,403
854,573 CVS Health Corp 59,666
75,531 (a) CYBERDYNE, Inc 136
14,370 Dallah Healthcare Co 546
26,198 (a) DaVita, Inc 2,477
110,208 (a) Demant A.S. 4,551
435,298 (a),(b) dentalcorp Holdings Ltd 1,891
5,873 Dentium Co Ltd 464
123,702 Dentsply Sirona, Inc 4,226
1,699,042 (a) DexCom, Inc 158,521
118,300 Diagnosticos da America S.A. 291
24,481 DiaSorin S.p.A. 2,229
91,063 (a) Doximity, Inc 1,932
30,870 (c) Dr Lal PathLabs Ltd 937
95,359 Dr Sulaiman Al Habib Medical Services Group Co 5,993
7,885 Draegerwerk AG. 353
129,785 EBOS Group Ltd 2,659
13,364 Eckert & Ziegler Strahlen- und Medizintechnik AG. 454
708,981 (a) Edwards Lifesciences Corp 49,118
44,600 Eiken Chemical Co Ltd 407
40,017 (b) El.En. S.p.A 368
34,138 (b) Elan Corp 187
290,976 Elekta AB (B Shares) 1,976
1,064,520 Elevance Health, Inc 463,513
37,900 EM Systems Co Ltd 186
50,744 EMIS Group plc 1,196
221,109 Encompass Health Corp 14,850
39,764 (a) Enovis Corp 2,097
74,933 (a) Envista Holdings Corp 2,089
20,767 (a) Eoflow Co Ltd 377
5,186 Equasens 399
1,299,691 Essilor International S.A. 226,076
147,780 (a),(b) Establishment Labs Holdings, Inc 7,252
65,100 (b) Extendicare, Inc 291
104,887 Fagron NV 1,784
436,111 Fisher & Paykel Healthcare Corp 5,623
200,982 Fleury S.A. 606
371,872 Fortis Healthcare Ltd 1,520
285,789 Fresenius Medical Care AG. 12,287
20,967 Fresenius SE 651
41,357 (c) Galenica AG. 3,055
253,908 GE HealthCare Technologies, Inc 17,276
11,353 Getinge AB (B Shares) 200
169,647 (a) Glaukos Corp 12,766
66,947 (a) Global Health Ltd 577
12,395 (a) Globus Medical, Inc 615
113,277 GN Store Nord 2,037
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 170
6,938 Guangzhou Kingmed Diagnostics Group Co Ltd 59
161,263 (a) Guardant Health, Inc 4,780
119,400 (a) Gushengtang Holdings Ltd 673
2,199,138 (a),(c) Hapvida Participacoes e Investimentos S.A. 2,056
1,558,900 Hartalega Holdings Bhd 660
461,065 HCA, Inc 113,413
477,844 Healius Ltd 704
257,462 (a) HealthEquity, Inc 18,808
63,263 (a) Henry Schein, Inc 4,697

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,661,830 (a) Hims & Hers Health, Inc $ 10,453
66,081 (a) HLB Life Science CO Ltd 448
99,651 (a) HLB, Inc 2,209
20,200 Hogy Medical Co Ltd 432
183,221 (a) Hologic, Inc 12,716
94,000 Hospital Mater Dei S.A. 163
206,169 (a) Hoya Corp 21,115
42,278 Huadong Medicine Co Ltd 245
276,960 Humana, Inc 134,747
103,924 (a) Humasis Co Ltd 188
145,200 (b),(c) Hygeia Healthcare Holdings Co Ltd 812
2,317 (a) ICU Medical, Inc 276
63,024 (a) IDEXX Laboratories, Inc 27,559
837,989 IHH Healthcare Bhd 1,041
231,710 (a) Inari Medical, Inc 15,154
330,020 (a) Inmode Ltd 10,052
36,066 (a) Inspire Medical Systems, Inc 7,157
7,470 (a) Insulet Corp 1,191
7,608 (a) Integra LifeSciences Holdings Corp 291
159,013 Integral Diagnostics Ltd 293
792,008 (a) Intuitive Surgical, Inc 231,496
2,615 iRay Technology Co Ltd 88
14,469 i-SENS Inc 288
46,600 Japan Lifeline Co Ltd 362
44,436 (a) Jeisys Medical, Inc 396
39,788 Jeol Ltd 1,184
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 139
1,497,500 (a),(b),(c) Jinxin Fertility Group Ltd 713
106,000 (b) JMDC, Inc 3,845
71,040 (a) Joint Corp 639
66,704 Jointown Pharmaceutical Group Co Ltd 99
244,000 (b) Kangji Medical Holdings Ltd 209
1,014,359 Koninklijke Philips Electronics NV 20,239
58,793 (b) Korian-Medica 353
1,189,600 Kossan Rubber Industries Bhd 334
902,400 KPJ Healthcare Bhd 219
35,786 (a),(c) Krishna Institute of Medical Sciences Ltd 852
178,229 Laboratory Corp of America Holdings 35,833
237,912 (a) Lantheus Holdings, Inc 16,530
16,113 Lepu Medical Technology Beijing Co Ltd 36
1,231,259 Life Healthcare Group Holdings Ltd 1,318
3,064,000 (a) Lifetech Scientific Corp 936
94,820 (a) LivaNova plc 5,014
5,200 (a) Lunit, Inc 692
97,100 M3, Inc 1,761
67,563 Mani, Inc 819
5,019 (a) Masimo Corp 440
668,141 Max Healthcare Institute Ltd 4,564
125,828 McKesson Corp 54,716
5,388 (b),(c) Medacta Group S.A. 680
4,379 (a),(c) Medartis Holding AG. 402
223,567 Medicare Group 356
490,300 Mediceo Paltac Holdings Co Ltd 8,288
53,493 Medicover AB 702
5,694,200 Medikaloka Hermina Tbk PT 483
31,878 (a) Medios AG. 507
20,100 (a) Medley, Inc 644
120,500 (b),(c) Medlive Technology Co Ltd 121
34,483 (c) Medmix AG. 876
340,200 (b) MedPeer, Inc 2,317
1,839,786 Medtronic plc 144,166
1,174,993 (a) Meinian Onehealth Healthcare Holdings Co Ltd 1,097

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
51,684 Menicon Co Ltd $ 664
66,570 (a) Merit Medical Systems, Inc 4,595
156 Metall Zug AG.(B Shares) 244
13,123,400 (a) Metro Healthcare Indonesia TBK PT 408
24,367 (c) Metropolis Healthcare Ltd 428
897,000 (a),(b),(c) Microport Cardioflow Medtech Corp 190
1,584,195 Microport Scientific Corp 2,382
39,971 (a) Middle East Healthcare Co 587
47,300 (b) Miraca Holdings, Inc 803
57,072 (a),(c) MLP Saglik Hizmetleri AS. 298
28,035 (a) Molina Healthcare, Inc 9,192
286,124 Mouwasat Medical Services Co 7,844
16,936 Nagaileben Co Ltd 241
59,022 Nakanishi, Inc 1,380
216,889 (a) Nanosonics Ltd 584
41,159 (a),(b) Nano-X Imaging Ltd 270
57,118 Narayana Hrudayalaya Ltd 746
38,620 (b) National Healthcare Corp 2,471
18,636 National Medical Care Co 609
1,120,328 Network Healthcare Holdings Ltd 799
190,500 (a),(b),(c) New Horizon Health Ltd 455
65,577 Nihon Kohden Corp 1,619
566,552 (b) Nipro Corp 4,576
159,379 (a),(d) NMC Health plc 0^
80,148 (a),(b) Novocure Ltd 1,294
813,825 Oceania Healthcare Ltd 346
211,350 Odontoprev S.A. 458
1,978,600 Olympus Corp 25,689
192,800 (a) Oncoclinicas do Brasil Servicos Medicos S.A. 440
1,094,850 (a) Option Care Health, Inc 35,418
16,966 Ovctek China, Inc 60
506,835 (a) Owens & Minor, Inc 8,190
30,644 Paramount Bed Holdings Co Ltd 482
531,614 Patterson Cos, Inc 15,757
33,885 Pegavision Corp 409
313,000 (a),(c) Peijia Medical Ltd 278
142,960 (a) Pennant Group, Inc 1,591
42,826 (a) Penumbra, Inc 10,360
379,950 (a) PetIQ, Inc 7,485
27,400 PHC Holdings Corp 279
51,300 (a) Phreesia, Inc 958
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd 0^
23,620 Poly Medicure Ltd 390
462,181 (a) PolyNovo Ltd 385
59,817 Premier, Inc 1,286
85,300 (a),(b) Privia Health Group, Inc 1,962
43,781 (b) Pro Medicus Ltd 2,336
713,045 (a) Progyny, Inc 24,258
117,438 (a) Project Roadrunner Parent, Inc 1,770
54,499 Quest Diagnostics, Inc 6,641
5,892 (a) QuidelOrtho Corp 430
688,099 Raffles Medical Group Ltd 628
41,762 Rainbow Children's Medicare Ltd 516
340,100 Ramkhamhaeng Hospital PCL 385
140,543 Ramsay Health Care Ltd 4,665
8,121 (a) Ray Co Ltd 131
240,976 (c) Rede D'Or Sao Luiz S.A. 1,218
15,851 Resmed, Inc 2,344
20,069 (b) Revenio Group Oyj 434
491,300 Riverstone Holdings Ltd 215
107,660 (a) RxSight, Inc 3,003
485,634 Ryman Healthcare Ltd 1,834

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
309,190 Saudi Chemical Co Holding $ 378
30,741 SD Biosensor, Inc 259
112,343 Sectra AB 1,327
97,672 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 236
400,624 Select Medical Holdings Corp 10,124
1,071,882 Shandong Weigao Group Medical Polymer Co Ltd 939
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 169
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 564
30,922 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,149
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 153
562,103 Ship Healthcare Holdings, Inc 8,519
49,028 (a) Shockwave Medical, Inc 9,762
538,752 (a) SI-BONE, Inc 11,443
338,688 (c) Siemens Healthineers AG. 17,132
67,253 (b) Sienna Senior Living, Inc 529
680,985 Sigma Healthcare Ltd 302
1,804,187 Sinopharm Group Co Ltd 5,231
94,000 (c) Sisram Medical Ltd 75
995,890 Smith & Nephew plc 12,360
35,500 Solasto Corp 147
345,451 Sonic Healthcare Ltd 6,596
56,780 Sonova Holdings AG 13,439
232,105 (c) Spire Healthcare Group plc 661
1,145,900 Sri Trang Gloves Thailand PCL 209
40,000 St. Shine Optical Co Ltd 239
53,661 STERIS plc 11,774
6,821 STRATEC SE 318
140,375 Straumann Holding AG. 17,867
441,426 Stryker Corp 120,629
193,327 Summerset Group Holdings Ltd 1,181
9,200 SUNWELS Co Ltd 181
1,524,701 Supermax Corp Bhd 269
29,166 (a) Surgical Science Sweden AB 400
59,340 (a),(b) SurModics, Inc 1,904
268,300 Suzuken Co Ltd 8,298
48,338 Synlab AG. 516
50,244 Sysmex Corp 2,387
44,000 TaiDoc Technology Corp 203
7,209 (a) Tandem Diabetes Care, Inc 150
236,444 (a),(b) Teladoc Health, Inc 4,396
4,930 Teleflex, Inc 968
321,965 (a) Tenet Healthcare Corp 21,214
440,500 Terumo Corp 11,660
277,500 Thonburi Healthcare Group PCL 497
42,330 Toho Pharmaceutical Co Ltd 907
35,809 Tokai Corp (GIFU) 455
3,064,200 Top Glove Corp Bhd 505
8,580 (a) Topchoice Medical Corp 104
262,665 (a) Treace Medical Concepts, Inc 3,444
212,083 Uniphar plc 505
1,960,584 UnitedHealth Group, Inc 988,507
34,479 Universal Health Services, Inc (Class B) 4,335
38,425 Universal Vision Biotechnology Co Ltd 400
7,813 Value Added Technology Co Ltd 185
634,990 (a) Veeva Systems, Inc 129,189
156,500 (a),(b),(c) Venus MedTech Hangzhou, Inc 93
4,499,700 Vibhavadi Medical Center PCL 277
46,530 Vijaya Diagnostic Centre Pvt Ltd 280
139,488 (a),(b) Vimian Group AB 304
27,000 Visco Vision, Inc 165
174,279 (a) Well Health Technologies Corp 533
36,844 (a) Won Tech Co Ltd 314

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
134,211 (a) Xvivo Perfusion AB $ 3,364
429,900 (a),(c) Yidu Tech, Inc 218
4,087 Ypsomed Holding AG. 1,200
230,248 Zimmer Biomet Holdings, Inc 25,838
108,400 (a) Zimvie, Inc 1,020
162,500 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 162
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,177,758
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
7,340 Aekyung Industrial Co Ltd 115
24,480 Amorepacific Corp 2,212
23,585 AMOREPACIFIC Group 532
735,260 Beiersdorf AG. 94,840
973,481 (a) BellRing Brands, Inc 40,137
68,200 (a),(b) Best World International Ltd 84
97,383 By-health Co Ltd 254
29,000 Chlitina Holding Ltd 169
343,118 Church & Dwight Co, Inc 31,440
13,189 Clorox Co 1,729
730,913 Colgate-Palmolive Co 51,975
111,261 Colgate-Palmolive India Ltd 2,683
6,686 Cosmax, Inc 638
322,922 (a) Coty, Inc 3,542
530,255 Dabur India Ltd 3,513
10,730 Earth Chemical Co Ltd 353
113,717 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 230
256,876 (a) elf Beauty, Inc 28,213
164,635 Emami Ltd 1,066
30,234 Essity AB 652
609,592 Estee Lauder Cos (Class A) 88,117
77,300 (a),(b) euglena Co Ltd 412
67,384 Fancl Corp 1,028
355,102 (a) Godrej Consumer Products Ltd 4,236
210,000 Grape King Bio Ltd 1,015
22,343,534 Haleon plc 92,616
630,636 Hengan International Group Co Ltd 2,006
34,964 Henkel KGaA 2,205
9,039 Henkel KGaA (Preference) 644
706,606 Hindustan Lever Ltd 20,956
30,755 (a) Hyundai Bioscience Co Ltd 671
32,620,200 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,245
23,676 Inter Parfums S.A. 1,314
83,684 (c) Jamieson Wellness, Inc 1,501
143,997 Jyothy Labs Ltd 624
426,988 Kao Corp 15,826
12,577,486 Kenvue, Inc 252,556
76,539 Kimberly-Clark Corp 9,250
1,283,618 (b) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,556
11,000 Kobayashi Pharmaceutical Co Ltd 491
8,859 Kolmar BNH Co Ltd 109
12,171 Kolmar Korea Co Ltd 461
28,400 Kose Corp 2,059
7,675 LG Household & Health Care Ltd 2,532
195,100 Lion Corp 1,924
328,853 L'Oreal S.A. 136,281
129,872 Mandom Corp 1,197
28,176 Medifast, Inc 2,109
318,934 Microbio Co Ltd 478
21,298 Milbon Co Ltd 592
773,064 (a) Natura & Co Holding S.A. 2,239
34,600 Noevir Holdings Co Ltd 1,223
15,140 Oil-Dri Corp of America 935

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
95,897 (a) Olaplex Holdings, Inc $ 187
54,477 (a),(b) Ontex Group NV 400
3,381 Pharmanutra S.p.A 175
101,100 Pigeon Corp 1,141
1,009,500 Pola Orbis Holdings, Inc 12,115
3,349,987 Procter & Gamble Co 488,629
6,744,610 PT Unilever Indonesia Tbk 1,632
181,745 PZ Cussons plc 313
623,859 Reckitt Benckiser Group plc 43,995
5,772 Reynolds Consumer Products, Inc 148
157,290 Rohto Pharmaceutical Co Ltd 4,265
36,854 Sarantis S.A. 286
924,890 Shiseido Co Ltd 32,412
414,915 Spectrum Brands Holdings, Inc 32,509
84,000 TCI Co Ltd 470
343,441 Uni-Charm Corp 12,143
4,510,110 Unilever plc 223,101
8,185 Unilever plc 405
333,536 Vinda International Holdings Ltd 799
29,000 (b) YA-MAN Ltd 196
15,300 Yunnan Botanee Bio-Technology Group Co Ltd 196
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,771,302
INSURANCE - 3.0%
231,567 Admiral Group plc 6,692
1,840,997 Aegon NV 8,873
222,120 Aflac, Inc 17,048
7,931 Ageas S.A. 327
10,619,559 AIA Group Ltd 85,882
13,477 (a) Al Rajhi Co for Co-operative Insurance 546
316,681 Allianz AG. 75,362
64,766 Allstate Corp 7,216
1,675,584 Alm Brand AS 2,509
419,676 (a) AMBAC Financial Group, Inc 5,061
30,344 American Financial Group, Inc 3,388
4,944,148 American International Group, Inc 299,615
26,258 Amerisafe, Inc 1,315
56,100 Anicom Holdings, Inc 230
195,514 Aon plc 63,390
1,288,087 (a) Arch Capital Group Ltd 102,673
405,913 ASR Nederland NV 15,188
50,307 Assicurazioni Generali S.p.A. 1,027
40,632 (b) Assurant, Inc 5,834
63,780 Assured Guaranty Ltd 3,860
397,961 AUB Group Ltd 7,425
4,711,984 Aviva plc 22,303
2,712,154 AXA S.A. 80,467
164,546 Axis Capital Holdings Ltd 9,275
2,273 Baloise Holding AG. 329
2,440,100 Bangkok Life Assurance PCL 1,856
449,200 Bangkok Life Assurance PCL 342
601,346 BB Seguridade Participacoes S.A. 3,734
4,597,664 Beazley plc 30,916
16,099 (a) Brighthouse Financial, Inc 788
22,385 Brookfield Reinsurance Ltd 700
242,655 Brown & Brown, Inc 16,947
259,127 (a) BRP Group, Inc 6,020
64,732 Bupa Arabia for Cooperative Insurance Co 3,590
8,271,768 Cathay Financial Holding Co Ltd 11,422
225,000 Central Reinsurance Co Ltd 163
6,498,435 China Development Financial Holding Corp 2,376
1,413,332 China Insurance International Holdings Co Ltd 1,400

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,690,790 China Life Insurance Co Ltd $ 10,368
174,075 China Life Insurance Co Ltd (Class A) 869
400,300 China Pacific Insurance Group Co Ltd - A 1,580
2,389,209 China Pacific Insurance Group Co Ltd - H 5,948
1,198,375 Chubb Ltd 249,478
37,491 Cincinnati Financial Corp 3,835
51,184 (a) Clal Insurance Enterprises Holdings Ltd 797
6,774 CNA Financial Corp 267
82,550 CNO Financial Group, Inc 1,959
74,689 Co for Cooperative Insurance 2,509
3,630,000 (a),(b),(d) Convoy Global Holdings Ltd 5
77,269 (b) Crawford & Co 722
873,900 Dai-ichi Life Holdings, Inc 18,041
256,377 Definity Financial Corp 7,078
390,800 Dhipaya Group Holdings PCL 399
1,064,761 Direct Line Insurance Group plc 2,227
448,710 (a) Discovery Ltd 3,251
40,841 Dongbu Insurance Co Ltd 2,706
229,326 Employers Holdings, Inc 9,162
2,670 (a) Enstar Group Ltd 646
422,617 Everest Re Group Ltd 157,074
24,010 F&G Annuities & Life, Inc 674
21,225 Fairfax Financial Holdings Ltd 17,326
875,000 (a) Fidelis Insurance Holdings Ltd 12,845
926,437 Fidelity National Financial, Inc 38,262
24,931 First American Financial Corp 1,408
5,400 (a) FP Partner, Inc 126
6,797,451 Fubon Financial Holding Co Ltd 12,798
161,403 Gallagher (Arthur J.) & Co 36,789
69,988 Gjensidige Forsikring ASA 1,027
386,011 Globe Life, Inc 41,971
183,045 (a) Goosehead Insurance, Inc 13,642
272,750 Great-West Lifeco Inc 7,803
141,407 Hannover Rueckversicherung AG. 31,027
8,870 Hanover Insurance Group, Inc 984
276,247 (a) Hanwha General Insurance Co Ltd 895
2,460,041 Hanwha Life Insurance Co Ltd 5,194
313,801 Harel Insurance Investments & Financial Services Ltd 2,488
73,614 Hartford Financial Services Group, Inc 5,220
841,986 (c) HDFC Life Insurance Co Ltd 6,449
44,209 Helvetia Holding AG. 6,175
654,482 Hiscox Ltd 8,002
255,487 Hyundai Marine & Fire Insurance Co Ltd 6,134
100,539 iA Financial Corp, Inc 6,307
209,302 (c) ICICI Lombard General Insurance Co Ltd 3,292
312,108 (c) ICICI Prudential Life Insurance Co Ltd 2,124
2,239,432 Insurance Australia Group Ltd 8,124
168,968 Intact Financial Corp 24,634
55,153 (a) IRB-Brasil Resseguros S.A. 483
169,813 James River Group Holdings Ltd 2,607
2,018,200 Japan Post Holdings Co Ltd 16,146
178,100 Japan Post Insurance Co Ltd 2,995
2,626,641 Just Group plc 2,307
15,119 Kemper Corp 635
16,542 Kinsale Capital Group, Inc 6,851
304,608 Korean Reinsurance Co 1,861
199,273 Lancashire Holdings Ltd 1,434
3,742,531 Legal & General Group plc 10,099
46,600 (a),(b) Lifenet Insurance Co 302
224,627 Lincoln National Corp 5,546
485,270 Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 448
44,582 Loews Corp 2,822

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,803,412 Manulife Financial Corp $ 32,955
754,912 Mapfre S.A. 1,536
3,179 (a) Markel Corp 4,681
1,485,887 Marsh & McLennan Cos, Inc 282,764
199,885 (a) Max Financial Services Ltd 2,186
2,530,794 Medibank Pvt Ltd 5,586
17,084 Menora Mivtachim Holdings Ltd 399
385,933 Mercuries & Associates Holding Ltd 149
2,094,944 Mercuries Life Insurance Co Ltd 333
257,120 Mercury General Corp 7,207
2,674,451 Metlife, Inc 168,250
271,915 Migdal Insurance & Financial Holdings Ltd 334
395,349 Mitsui Sumitomo Insurance Group Holdings, Inc 14,468
977,791 Momentum Metropolitan Holdings 1,020
188,149 Muenchener Rueckver AG. 73,275
142,265 New China Life Insurance Co Ltd - A 721
861,465 New China Life insurance Co Ltd - H 2,066
399,807 nib holdings Ltd 1,903
675,580 NN Group NV 21,658
4,298,697 Old Mutual Ltd 2,738
65,678 Old Republic International Corp 1,769
1,402,951 (a) Oscar Health, Inc 7,814
696,902 (b) OUTsurance Group Ltd 1,574
9,718,600 (a) Panin Financial Tbk PT 183
168,075 (a) PB Fintech Ltd 1,544
9,228,388 People's Insurance Co Group of China Ltd 3,301
747,915 People's Insurance Co Group of China Ltd (Class A) 607
818,598 Phoenix Group Holdings plc 4,797
143,737 Phoenix Holdings Ltd 1,509
6,213,556 PICC Property & Casualty Co Ltd 7,956
5,976,476 Ping An Insurance Group Co of China Ltd 33,896
591,027 Ping An Insurance Group Co of China Ltd (Class A) 3,940
569,952 (c) Poste Italiane S.p.A 5,985
562,841 (b) Power Corp of Canada 14,329
511,860 Powszechny Zaklad Ubezpieczen S.A. 4,835
80,128 Primerica, Inc 15,546
60,463 Principal Financial Group 4,358
730,693 Progressive Corp 101,786
50,445 Protector Forsikring ASA 818
92,269 Prudential Financial, Inc 8,755
3,818,399 Prudential plc 41,045
1,369,441 QBE Insurance Group Ltd 13,718
163,400 (b) Qualitas Controladora SAB de C.V. 1,228
29,387 Reinsurance Group of America, Inc (Class A) 4,267
81,993 (a) Religare Enterprises Ltd 238
117,034 RenaissanceRe Holdings Ltd 23,163
30,941 RLI Corp 4,205
70,359 (a) Ryan Specialty Holdings, Inc 3,405
25,250 Safety Insurance Group, Inc 1,722
626,054 Sampo Oyj (A Shares) 27,065
26,952 Samsung Fire & Marine Insurance Co Ltd 5,184
69,317 Samsung Life Insurance Co Ltd 3,606
1,539,977 Sanlam Ltd 5,342
40,935 Santam Ltd 651
387,176 (c) SBI Life Insurance Co Ltd 6,073
119,551 SCOR SE 3,712
876,251 (a) Selectquote, Inc 1,025
11,219,866 Shin Kong Financial Holding Co Ltd 3,225
521,000 Shinkong Insurance Co Ltd 975
26,270 (a) Skyward Specialty Insurance Group, Inc 719
368,254 Sompo Holdings, Inc 15,782
90,556 (a) Star Health & Allied Insurance Co Ltd 655

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
772,456 Steadfast Group Ltd $ 2,790
1,383,839 Storebrand ASA 11,236
572,892 Sun Life Financial, Inc 27,952
1,163,509 Suncorp-Metway Ltd 10,366
33,563 Swiss Life Holding 20,882
14,971 Swiss Re AG. 1,538
248,500 Syarikat Takaful Malaysia Keluarga Bhd 184
462,700 T&D Holdings, Inc 7,609
69,374 Talanx AG. 4,391
40,087 Tiptree, Inc 672
1,660,300 Tokio Marine Holdings, Inc 38,442
135,385 Tongyang Life Insurance Co Ltd 472
37,145 Topdanmark AS. 1,613
258,200 TQM Alpha PCL 237
175,742 Travelers Cos, Inc 28,700
37,010 (a) Trisura Group Ltd 821
1,247,340 Tryg A.S. 22,826
1,476,625 Unipol Gruppo S.p.A 7,970
291,370 Uniqa Versicherungen AG. 2,356
150,646 Unum Group 7,410
31,025 Vienna Insurance Group AG Wiener Versicherung Gruppe 865
274,003 W.R. Berkley Corp 17,396
2,150 White Mountains Insurance Group Ltd 3,216
352,503 Willis Towers Watson plc 73,659
23,213 Wuestenrot & Wuerttembergische AG. 355
304,605 (a),(c) ZhongAn Online P&C Insurance Co Ltd 893
474,078 Zurich Insurance Group AG 216,917
TOTAL INSURANCE 3,269,570
MATERIALS - 4.7%
50,400 (a),(b) 5E Advanced Materials, Inc 114
149,410 Aarti Industries Ltd 882
59,842 (a) Aarti Pharmalabs Ltd 333
1,518,270 Abou Kir Fertilizers & Chemical Industries 3,295
462,935 Acerinox S.A. 4,473
65,338 ADEKA Corp 1,116
326,825 Adelaide Brighton Ltd 424
45,110 Advanced Enzyme Technologies Ltd 174
7,131 (b) Advanced Nano Products Co Ltd 704
102,999 Advanced Petrochemical Co 1,102
87,812 AECI Ltd 523
12,475 Aekyung Chemical Co Ltd 121
86,668 African Rainbow Minerals Ltd 779
66,625 Afrimat Ltd 185
49,769 Agnico Eagle Mines Ltd 2,262
501,100 Agnico-Eagle Mines Ltd 22,770
38,752 Aica Kogyo Co Ltd 864
716,673 Air Liquide 120,710
127,610 Air Products & Chemicals, Inc 36,165
148,800 Air Water, Inc 1,852
7,443 Akzo Nobel India Ltd 225
90,219 Akzo Nobel NV 6,505
30,883 Al Masane Al Kobra Mining Co 429
331,549 Alamos Gold, Inc 3,740
67,361 Albemarle Corp 11,454
212,902 Alcoa Corp 6,187
70,378 (b) Algoma Steel Group, Inc 477
14,012 Alkyl Amines Chemicals 388
801,114 Alleima AB 4,200
33,000 Allied Supreme Corp 300
502,971 (a) Allkem Ltd 3,761
458,332 (a) Alpha HPA Ltd 227

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
31,177 (b) Altius Minerals Corp $ 504
57,606 (b) Altri SGPS S.A. 261
28,369 (a) Alujain Corp 334
2,073,432 Alumina Ltd 1,261
3,681,964 Aluminum Corp of China Ltd 2,048
825,687 Aluminum Corp of China Ltd (Class A) 712
524,566 Ambuja Cements Ltd 2,674
92 Amcor plc 1
24,579 AMG Advanced Metallurgical Group NV 738
52,893 Anglo American Platinum Ltd 1,974
1,089,129 Anglo American plc 29,907
350,831 AngloGold Ashanti UK Ltd 5,637
561,565 Anhui Conch Cement Co Ltd 1,486
91,645 Anhui Conch Cement Co Ltd (Class A) 328
22,820 Anhui Honglu Steel Construction Group Co Ltd 89
159,942 Antofagasta plc 2,777
18,784 Anupam Rasayan India Ltd 200
41,068 APERAM S.A. 1,193
137,037 APL Apollo Tubes Ltd 2,677
38,396 Arabian Cement Co 340
1,666,710 (a),(b) Arafura Rare Earths Ltd 277
210,088 (a) ArcelorMittal S.A. 5,260
29,351 Archean Chemical Industries Ltd 208
21,277 (a),(d) Ardagh Group S.A. 92
113,763 (b) Ardagh Metal Packaging S.A. 356
58,034 (b) ARE Holdings, Inc 736
1,065,951 (a) Argosy Minerals Ltd 132
234,857 Arkema 23,119
1,133,508 Asahi Kasei Corp 7,135
8,700 Asahi Organic Chemicals Industry Co Ltd 215
36,945 Ashland, Inc 3,018
348,000 Asia Cement China Holdings Corp 117
1,013,044 Asia Cement Corp 1,248
12,981 (a),(d) Asia Pacific Investment Partners Limited 0^
369,000 Asia Polymer Corp 280
330,591 Asian Paints Ltd 12,565
59,100 (a) Asia-Potash International Investment Guangzhou Co Ltd 228
869,640 (a),(b) Aspen Aerogels, Inc 7,479
54,305 Associated Cement Co Ltd 1,312
96,354 Atalaya Mining plc 400
12,057 Atul Ltd 1,021
51,605 Aurubis AG. 3,808
43,683 Avery Dennison Corp 7,980
377,716 Avient Corp 13,341
3,056,195 (a),(b),(d) AVZ Minerals Ltd 766
1,282,749 (a) Axalta Coating Systems Ltd 34,506
86,583 (a) Aya Gold & Silver, Inc 465
1,070,801 B2Gold Corp 3,075
11,265 Balaji Amines Ltd 294
204,209 Ball Corp 10,166
1,440,385 Baoshan Iron & Steel Co Ltd 1,204
23,089,321 Barito Pacific Tbk PT 1,941
1,594,576 Barrick Gold Corp 23,163
10,963 BASF India Ltd 337
903,572 BASF SE 40,900
12,753 Bayer CropScience Ltd 820
30,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 112
28,281 Bekaert S.A. 1,266
895,942 (a) Bellevue Gold Ltd 788
206,693 Berger Paints India Ltd 1,414
41,339 (a) Berger Paints India Ltd 283
20,163,000 (a) Berkah Beton Sadaya Tbk PT 65

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
136,483 Berry Global Group, Inc $ 8,450
51,080 BEWi ASA 142
6,601,692 BHP Billiton Ltd 185,447
255,811 BHP Group Ltd 7,261
186,059 Billerud AB 1,722
4,000 (a),(b),(d) Bio On Spa 0^
28,588 Birla Corp Ltd 422
387,774 BlueScope Steel Ltd 4,802
606,594 Boliden AB 17,407
314,579 (a) Boral Ltd 895
75,802 Borregaard ASA 1,115
23,447 (a) Borusan Mannesmann Boru Sanayi ve Ticaret AS. 602
294,305 Boubyan Petrochemicals Co KSCP 660
17,900 Bradespar S.A. 75
1,302,100 Bradespar S.A. 5,885
251,188 Breedon Group plc 1,008
61,328 Brickworks Ltd 980
78,140 Buzzi Unicem S.p.A. 2,135
43,500 C Uyemura & Co Ltd 2,741
291,181 (a) Calibre Mining Corp 279
105,291 (a),(b) Calix Ltd 190
45,474 (a) Canfor Corp 565
18,482 Canmax Technologies Co Ltd 65
45,797 CAP S.A. 297
244,245 (a) Capricorn Metals Ltd 639
347,117 (a),(b) Capstone Copper Corp 1,472
85,783 Carborundum Universal Ltd 1,213
195,930 Carpenter Technology Corp 13,168
58,955 (b) Cascades, Inc 533
1,522,584 Castrol India Ltd 2,537
135,560 CCL Industries 5,690
683,216 Celanese Corp (Series A) 85,757
33,837 Cementir Holding NV 268
13,081,130 (a),(b) Cemex S.A. de C.V. 8,534
1,008,130 Centamin plc 1,024
186,643 Centerra Gold, Inc 912
725,931 Central Asia Metals plc 1,665
126,000 Century Iron & Steel Industrial Co Ltd 707
45,282 Century Plyboards India Ltd 352
41,481 Century Textiles & Industries Ltd 557
15,158 CF Industries Holdings, Inc 1,300
276,414 (a) Chalice Mining Ltd 407
138,584 Chambal Fertilisers and Chemicals Ltd 461
320,666 Champion Iron Ltd 1,280
59,219 (a) Chemplast Sanmar Ltd 344
632,000 Cheng Loong Corp 561
22,000 Chengxin Lithium Group Co Ltd 68
350,880 Chia Hsin Cement Corp 202
29,700 (a) Chifeng Jilong Gold Mining Co Ltd 59
2,799,600 China BlueChemical Ltd 692
406,000 China General Plastics Corp 314
2,200,605 (b) China Hongqiao Group Ltd 2,143
101,429 China Jushi Co Ltd 188
1,236,000 China Man-Made Fiber Corp 300
150,000 China Metal Products 165
3,436,614 China Molybdenum Co Ltd 2,192
985,744 China Molybdenum Co Ltd (Class A) 802
1,690,276 China National Building Material Co Ltd 884
1,214,000 China Nonferrous Mining Corp Ltd 776
177,029 China Northern Rare Earth Group High-Tech Co Ltd 530
2,456,000 China Oriental Group Co Ltd 387
2,855,000 China Petrochemical Development Corp 830

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,000 China Rare Earth Resources And Technology Co Ltd $ 229
1,148,248 China Resources Cement Holdings Ltd 294
110,000 China Steel Chemical Corp 385
10,047,181 China Steel Corp 7,862
2,791,251 China XLX Fertiliser Ltd 1,398
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
64,306 Chr Hansen Holding A/S 3,934
23,078 Chugoku Marine Paints Ltd 209
512,000 Chun Yuan Steel Industry Co Ltd 269
4,030 Chunbo Co Ltd 390
801,000 Chung Hung Steel Corp 560
328,000 Chung Hwa Pulp Corp 230
113,000 Cia Brasileira de Aluminio 103
32,800 Cia de Ferro Ligas da Bahia FERBASA 328
193,122 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,645
541,150 Cia Siderurgica Nacional S.A. 1,307
300,629 Cimsa Cimento Sanayi VE Ticaret AS. 455
51,901 City Cement Co 257
161,076 Clariant AG. 2,540
20,523 Clean Science & Technology Ltd 347
1,191,682 (a) Cleveland-Cliffs, Inc 18,626
21,800 CNGR Advanced Material Co Ltd 152
140,080 CNNC Hua Yuan Titanium Dioxide Co Ltd 89
684,850 (a) Coeur Mining, Inc 1,520
146,660 Commercial Metals Co 7,246
86,132 (a) Companhia Vale do Rio Doce 5
159,582 Compass Minerals International, Inc 4,460
1,128,773 (a) Constellium SE 20,544
48,247 Corbion NV 960
1,374,790 (a),(b) Core Lithium Ltd 354
50,680 (a) Core Molding Technologies, Inc 1,444
95,978 Coromandel International Ltd 1,323
3,312,784 (c) Coronado Global Resources, Inc 4,111
3,848,443 Corteva, Inc 196,886
28,489 (b) Corticeira Amorim SGPS S.A. 293
20,254 (a) Cosmochemical Co Ltd 573
220,831 (c) Covestro AG. 11,875
3,285,037 (a),(e) CRH plc 179,790
40,062 Croda International plc 2,393
1,772,056 Crown Holdings, Inc 156,792
1,041,452 CSR Ltd 3,753
1,389,200 D&L Industries, Inc 158
211,200 Daicel Chemical Industries Ltd 1,767
21,331 Daido Steel Co Ltd 867
4,100 Daiken Corp 82
26,300 Daiki Aluminium Industry Co Ltd 229
67,101 Dainippon Ink and Chemicals, Inc 1,089
77,899 (b) Daio Paper Corp 637
73,330 (a),(b) Dakota Gold Corp 189
61,699 Dalmia Bharat Ltd 1,783
984,426 (a) De Grey Mining Ltd 706
48,522 Deepak Fertilisers & Petrochemicals Corp Ltd 377
53,599 Deepak Nitrite Ltd 1,366
64,949 Denki Kagaku Kogyo KK 1,173
1,960,042 Deterra Royalties Ltd 5,991
335,310 Dexco S.A. 514
51,700 Do-Fluoride New Materials Co Ltd 114
25,466 Dongjin Semichem Co Ltd 631
15,213 (a) Dongkuk CM Co Ltd 85
25,243 (a) Dongkuk Steel Mill Co Ltd 208
3,201 (a) Dongwha Enterprise Co Ltd 133
3,372 Dongwon Systems Corp 75

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,430,000 Dongyue Group Ltd $ 1,071
2,309 (a),(b) Dottikon Es Holding AG. 541
485,292 Dow, Inc 25,022
45,079 DOWA HOLDINGS CO Ltd 1,401
385,527 DRDGOLD Ltd 318
1,130,128 DS Smith plc 3,942
401,127 DSM-Firmenich AG. 33,896
409,900 Dundee Precious Metals, Inc 2,535
3,368,296 DuPont de Nemours, Inc 251,241
26,577 Eagle Materials, Inc 4,426
7,764 East Pipes Integrated Co for Industry 136
960,500 Eastern Polymer Group PCL 174
40,083 Eastern Province Cement Co 416
34,113 Eastman Chemical Co 2,617
21,369 Ecolab, Inc 3,620
17,165 (b) Ecopro Co Ltd 11,394
449,433 (a) Ecovyst, Inc 4,422
65,163 EID Parry India Ltd 409
109,436 (a) El Ezz Steel Co 190
168,439 (a) Eldorado Gold Corp 1,503
318,123 Element Solutions, Inc 6,238
464,438 (a) Elementis plc 701
241,189 (c) Elkem ASA 488
973,163 Empresas CMPC S.A. 1,792
7,667 EMS-Chemie Holding AG. 5,196
110,191 (b) Ence Energia y Celulosa S.A. 369
7,212 (a) Enchem Co Ltd 304
201,083 Endeavour Mining plc 3,882
172,991 (a) Endeavour Silver Corp 423
122,091 EPL Ltd 274
245,333 (a) Equinox Gold Corp 1,031
7,897 (b) Eramet 600
1,145,441 Eregli Demir ve Celik Fabrikalari TAS 1,855
69,316 (a),(b) ERO Copper Corp 1,195
239,748 Essentra plc 473
668,850 Eternal Chemical Co Ltd 588
725,000 EVERGREEN Steel Corp 1,595
446,000 Everlight Chemical Industrial Corp 267
1,538,003 Evolution Mining Ltd 3,211
10,408 Evonik Industries AG. 190
343,000 Feng Hsin Iron & Steel Co 714
258,319 Ferrexpo plc 240
76,924 (a) Filo Corp 1,149
7,567 Fine Organic Industries Ltd 436
33,792 Fineotex Chemical Ltd 130
519,640 Finolex Industries Ltd 1,399
1,286,478 (a),(b),(d) Firefinch Ltd 83
228,002 (b) First Majestic Silver Corp 1,168
535,063 First Quantum Minerals Ltd 12,641
92,257 FMC Corp 6,178
42,872 Foosung Co Ltd 325
3,025,139 Formosa Chemicals & Fibre Corp 5,765
3,296,019 Formosa Plastics Corp 8,148
316,820 (c) Forterra plc 575
1,440,631 Fortescue Metals Group Ltd 19,150
235,507 (a),(b) Fortuna Silver Mines, Inc 642
37,020 FP Corp 594
187,565 (b) Franco-Nevada Corp 25,040
2,405,213 Freeport-McMoRan, Inc (Class B) 89,690
56,435 FUCHS SE 2,188
1,275,000 Fufeng Group Ltd 716
29,877 Fuji Seal International, Inc 356
43,425 Fujimi, Inc 872
10,730 Fujimori Kogyo Co Ltd 266

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
15,900 Fuso Chemical Co Ltd $ 417
11,151 Galaxy Surfactants Ltd 341
352,880 (c) Ganfeng Lithium Group Co Ltd 1,441
78,480 Ganfeng Lithium Group Co Ltd 482
136,600 (b) GCC SAB de C.V. 1,285
131,079 GEM Co Ltd 110
582,236 (a),(b) Genesis Minerals Ltd 516
973,940 Gerdau S.A. (Preference) 4,675
62,969 GHCL Ltd 466
1,164,318 (a),(b) Ginkgo Bioworks Holdings, Inc 2,107
9,844 Givaudan S.A. 32,050
26,239,311 Glencore plc 149,420
134,311 (a),(b) Global Atomic Corp 225
579,000 (a),(b) Global New Material International Holdings Ltd 301
350,000 Gloria Material Technology Corp 493
39,541 Godawari Power and Ispat Ltd 301
756,048 (a) GoGold Resources, Inc 674
761,495 Gold Fields Ltd 8,254
870,112 Gold Road Resources Ltd 894
666,000 Goldsun Development & Construction Co Ltd 517
792,000 Grand Pacific Petrochemical 409
577,222 Grange Resources Ltd 175
88,061 Granges AB 828
230,052 Graphic Packaging Holding Co 5,126
224,351 Grasim Industries Ltd 5,234
11,397 Gravita India Ltd 125
605,755 (a),(d) Great Basin Gold Ltd 4
4,118,082 (a),(b) Greatland Gold plc 322
47,969 Greenpanel Industries Ltd 219
2,920 Greif, Inc (Class B) 194
29,721 (a) Grupa Azoty S.A. 167
7,403 Grupa Kety S.A. 1,116
2,668,038 (b) Grupo Mexico S.A. de C.V. (Series B) 12,629
163,800 (a) Guangdong HEC Technology Holding Co Ltd 149
100,724 Guangzhou Tinci Materials Technology Co Ltd 374
414,100 (a) Guizhou Zhongyida Co Ltd 131
17,665 Gujarat Alkalies & Chemicals Ltd 155
21,772 Gujarat Fluorochemicals Ltd 799
518,867 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 3,816
199,152 Gujarat State Fertilizers & Chemicals Ltd 415
2,267 (b) Gurit Holding AG. 230
26,291 Han Kuk Carbon Co Ltd 244
47,200 Hangzhou Oxygen Plant Group Co Ltd 210
11,998 Hanil Cement Co Ltd 107
7,604 Hansol Chemical Co Ltd 941
86,093 (a) Hanwha Chemical Corp 1,898
32,600 Haohua Chemical Science & Technology Co Ltd 148
448,676 Harmony Gold Mining Co Ltd 1,685
1,074,148 HeidelbergCement AG. 83,193
67,346 HeidelbergCement India Ltd 145
936,562 (a) Hektas Ticaret TAS 917
162,700 Henan Shenhuo Coal & Power Co Ltd 382
380,669 Hengli Petrochemical Co Ltd 752
196,094 Hengyi Petrochemical Co Ltd 198
873,316 Hesteel Co Ltd 272
662,479 Hexpol AB 5,870
174,295 Hill & Smith Holdings plc 3,647
151,316 Himadri Speciality Chemical Ltd 442
1,052,618 Hindalco Industries Ltd 6,213
191,678 Hindustan Copper Ltd 374
682,601 Hochschild Mining plc 695
97,229 (b) Hokuetsu Paper Mills Ltd 705
25,870 (b) Holcim Ltd 1,656
102,653 Holmen AB 3,990

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
17,401 Honam Petrochemical Corp $ 1,767
33,400 Hoshine Silicon Industry Co Ltd 277
173,000 Hsin Kuang Steel Co Ltd 251
883,000 (b) Huabao International Holdings Ltd 300
245,900 Huafon Chemical Co Ltd 238
277,100 Huaibei Mining Holdings Co Ltd 531
27,351 Hubei Feilihua Quartz Glass Co Ltd 170
51,900 Hubei Xingfa Chemicals Group Co Ltd 141
1,445,099 (b) HudBay Minerals, Inc 7,033
80,022 Huhtamaki Oyj 2,631
24,170 Hunan Changyuan Lico Co Ltd 28
509,411 Hunan Valin Steel Co Ltd 418
99 Huntsman Corp 2
2,312 Hyosung Advanced Materials Corp 671
2,114 Hyosung TNC Corp 551
74,093 Hyundai Steel Co 2,084
134,279 (a),(b) i-80 Gold Corp 203
377,190 (a) Iamgold Corp 814
327,531 (c) Ibstock plc 569
356,724 Iluka Resources Ltd 1,742
410,660 Imdex Ltd 409
27,795 (b) Imerys S.A. 820
736,036 (b) Impala Platinum Holdings Ltd 3,834
1,619,428 Incitec Pivot Ltd 3,245
2,285,797 Indah Kiat Pulp & Paper Tbk PT 1,639
576,801 Independence Group NL 4,629
76,930 India Cements Ltd 215
9,864 Indigo Paints Ltd 176
1,381,704 Indorama Ventures PCL 984
173,111 (a),(b) Industrias Penoles S.A. de C.V. 2,041
2,536,318 Inner Mongolia BaoTou Steel Union Co Ltd 599
551,288 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 309
189,600 Inner Mongolia Yuan Xing Energy Co Ltd 184
140,221 Innospec, Inc 14,331
216,040 (a) Interfor Corp 3,205
646,000 International CSRC Investment Holdings Co 403
1,263,858 International Flavors & Fragrances, Inc 86,157
1,628,340 (a),(b) ioneer Ltd 234
254,347 Israel Chemicals Ltd 1,404
3,161 (a) Israel Corp Ltd 805
11,776 ISU Chemical Co Ltd 134
3,118 (a) ISU Specialty Chemical 477
727,804 (a) Ivanhoe Mines Ltd 6,237
374,084 James Hardie Industries plc 9,784
38,843 (a) Jastrzebska Spolka Weglowa S.A. 390
17,000 JCU Corp 353
418,149 (b) JFE Holdings, Inc 6,124
15,990 Jiangsu Yangnong Chemical Co Ltd 151
28,500 Jiangsu Yoke Technology Co Ltd 252
1,143,115 Jiangxi Copper Co Ltd 1,783
114,409 Jiangxi Copper Co Ltd (Class A) 302
26,129 Jinan Acetate Chemical Co Ltd 895
16,820,800 (b) Jinchuan Group International Resources Co Ltd 921
1,310,869 Jindal Saw Ltd 5,456
306,805 Jindal Stainless Ltd 1,753
309,005 Jindal Steel & Power Ltd 2,599
226,900 Jinduicheng Molybdenum Co Ltd 345
28,600 JK Cement Ltd 1,094
53,685 JK Lakshmi Cement Ltd 416
60,349 JK Paper Ltd 285
108,695 Johnson Matthey plc 2,152
160,328 JSR Corp 4,301
520,990 JSW Steel Ltd 4,874
60,729 Jubilant Ingrevia Ltd 349

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
162,939 K&S AG. $ 2,947
197,264 (a) K92 Mining, Inc 838
40,515 Kaneka Corp 1,050
190,312 Kansai Nerolac Paints Ltd 727
144,000 Kansai Paint Co Ltd 2,059
192,700 (b) Kanto Denka Kogyo Co Ltd 1,125
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 760
158,140 (a) Karora Resources, Inc 446
3,618 KCC Corp 660
11,200 KeePer Technical Laboratory Co Ltd 436
89,539 Kemira Oyj 1,392
32,695 KG Chemical Corp 173
33,544 KG DONGBUSTEEL 195
108,696 KGHM Polska Miedz S.A. 2,769
25,100 KH Neochem Co Ltd 385
55,113 Kimteks Poliuretan Sanayi VE Ticaret AS. 172
1,352,094 Kinross Gold Corp 6,162
48,552 Kirloskar Ferrous Industries Ltd 280
61,202 Kirloskar Oil Engines Ltd 397
623,538 Klabin S.A. 2,954
226,940 (a) Knife River Corp 11,081
921,500 Kobe Steel Ltd 12,002
16,044 Kolon Industries, Inc 543
25,558 (b) Konishi Co Ltd 389
2,299 Korea Petrochemical Ind Co Ltd 232
6,689 Korea Zinc Co Ltd 2,506
801,369 Koza Altin Isletmeleri AS 839
162,650 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 391
3,400 Krosaki Harima Corp 219
26,534 (a) Kum Yang Co Ltd 2,351
53,459 Kumba Iron Ore Ltd 1,284
14,151 Kumho Petrochemical Co Ltd 1,404
49,548 Kumiai Chemical Industry Co Ltd 367
231,600 Kuraray Co Ltd 2,744
12,900 KUREHA CORP 717
22,716 Kyoei Steel Ltd 302
200,858 (b) Labrador Iron Ore Royalty Corp 4,754
33,409 (a) Lake Materials Co Ltd 346
67,770 Lanxess AG. 1,713
1,937,459 (a) Latin Resources Ltd 304
63,295 Laxmi Organic Industries Ltd 212
158,754 LB Group Co Ltd 401
1,196,000 Lee & Man Paper Manufacturing Ltd 349
15,574 Lenzing AG. 638
816,893 (a),(b),(d) Leo Lithium Ltd 265
42,413 LG Chem Ltd 15,529
6,985 LG Chem Ltd (Preference) 1,607
24,766 Linde India Ltd 1,773
448,873 Linde plc 167,006
1,563,657 Linde plc 582,228
28,300 Lintec Corp 452
1,280,264 (a),(b) Liontown Resources Ltd 2,399
249,590 (a),(b) Lithium Americas Corp 4,241
684,477 Longchen Paper & Packaging Co Ltd 312
1,279,676 (c) Lotte Chemical Titan Holding Bhd 315
13,421 LOTTE Fine Chemical Co Ltd 581
49,293 Louisiana-Pacific Corp 2,724
89,340 Lundin Gold, Inc 1,003
803,664 (b) Lundin Mining Corp 5,994
160,700 Luxi Chemical Group Co Ltd 250
2,223,473 (a) Lynas Corp Ltd 9,602
248 LyondellBasell Industries NV 23
11,733 Maeda Kosen Co Ltd 235
84,589 (a),(b) MAG. Silver Corp 874

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
26,429 Maharashtra Seamless Ltd $ 195
54,242 (a) Major Drilling Group International 330
173,713 Marshalls plc 533
12,604 Martin Marietta Materials, Inc 5,174
48,600 Maruichi Steel Tube Ltd 1,208
12,421 Meghmani Finechem Ltd 148
9,355,576 (a) Merdeka Copper Gold Tbk PT 1,738
3,564,988 Mesaieed Petrochemical Holding Co 1,819
968,700 Metalurgica Gerdau S.A. 2,149
53,729 (b) Methanex Corp 2,421
27,128 (a) Methanol Chemicals Co 164
29,246 Middle East Paper Co 253
176,249 (a) Mincor Resources NL 159
574,406 Mineral Resources Ltd 24,666
220,350 Minerals Technologies, Inc 12,066
27,572 (c) Mishra Dhatu Nigam Ltd 135
34,463 Misr Fertilizers Production Co SAE 409
7,500 Mitani Sekisan Co Ltd 231
1,083,234 Mitsubishi Chemical Holdings Corp 6,824
127,300 Mitsubishi Gas Chemical Co, Inc 1,711
103,000 Mitsubishi Materials Corp 1,665
145,200 Mitsui Chemicals, Inc 3,762
158,164 Mitsui Mining & Smelting Co Ltd 4,010
910 Miwon Commercial Co Ltd 109
2,560,000 (a),(b) MMG Ltd 779
18,734 MNTech Co Ltd 242
406,590 Mondi plc 6,783
668,895 Mount Gibson Iron Ltd 188
144,202 (b) M-real Oyj (B Shares) 1,158
148,720 (b) Myers Industries, Inc 2,667
81,719 Najran Cement Co 267
10,190 Namhae Chemical Corp 56
32,000 Nan Pao Resins Chemical Co Ltd 206
4,105,887 Nan Ya Plastics Corp 8,471
181,300 Nanofilm Technologies International Ltd 124
137,093 (a),(b) NanoXplore, Inc 264
200,000 Nantex Industry Co Ltd 224
5,998,607 National Aluminium Co Ltd 6,989
284,402 (a) National Industrialization Co 964
26,332 Navin Fluorine International Ltd 1,193
11,762 Neogen Chemicals Ltd 249
513,869 (a) New Gold, Inc 473
57,284 (a) New Pacific Metals Corp 99
760,737 Newcrest Mining Ltd 11,987
4,785 NewMarket Corp 2,177
849,080 Newmont Goldcorp Corp 31,374
1,533,766 Nickel Industries Ltd 731
80,681 Nihon Parkerizing Co Ltd 596
1,687,151 Nine Dragons Paper Holdings Ltd 946
65,700 Ningbo Shanshan Co Ltd 125
393,206 Ningxia Baofeng Energy Group Co Ltd 772
104,566 Nippon Kayaku Co Ltd 873
54,003 Nippon Light Metal Holdings Co Ltd 607
848,400 Nippon Paint Co Ltd 5,698
77,980 Nippon Paper Industries Co Ltd 703
155,200 Nippon Pillar Packing Co Ltd 4,046
22,728 Nippon Shokubai Co Ltd 825
17,684 Nippon Soda Co Ltd 650
726,427 (b) Nippon Steel Corp 17,019
107,600 Nissan Chemical Industries Ltd 4,574
48,714 Nittetsu Mining Co Ltd 1,631
120,900 (b) Nitto Denko Corp 7,928
623,733 (a) NMDC Steel Ltd 385
102,670 NOCIL Ltd 281

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
53,982 NOF Corp $ 2,155
2,779,396 Norsk Hydro ASA 17,393
68,883 (c) Norske Skog ASA 298
281,582 Northam Platinum Holdings Ltd 1,708
55,538 Northern Region Cement Co 163
980,398 Northern Star Resources Ltd 6,510
212,183 (a),(b) Novagold Resources, Inc 812
101,941 Novozymes A.S. 4,102
241,140 Nucor Corp 37,702
298,211 Nufarm Ltd 903
42,692 Nuh Cimento Sanayi AS. 557
839,380 (b) Nutrien Ltd 51,837
109,674 (a) Nuvoco Vistas Corp Ltd 490
2,915,704 OceanaGold Corp 5,710
9,484 OCI Co Ltd 685
5,077 (a) OCI Co Ltd 458
40,913 OCI NV 1,138
638,716 (a) O-I Glass, Inc 10,686
781,605 OJI Paper Co Ltd 3,288
16,000 Okamoto Industries, Inc 542
114,366 Olin Corp 5,716
119,157 Omnia Holdings Ltd 355
829,748 (b) Orbia Advance Corp SAB de C.V. 1,724
384,072 Orica Ltd 3,829
474,000 Oriental Union Chemical Corp 281
148,670 Orion S.A. 3,164
184,329 (a) Orla Mining Ltd 651
5,227,359 Orora Ltd 9,196
9,100 Osaka Organic Chemical Industry Ltd 154
12,000 Osaka Soda Co Ltd 516
25,300 Osaka Titanium Technologies 514
143,058 (b) Osisko Gold Royalties Ltd 1,680
277,515 (a) Osisko Mining, Inc 503
314,013 (b) Outokumpu Oyj 1,315
302,332 (a) Oyak Cimento Fabrikalari AS 882
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 660
480,670 Packaging Corp of America 73,807
1,635,687 Pan African Resources plc 287
2,214,701 (b) Pan American Silver Corp 32,069
419,180 (b) Pan American Silver Corp (Toronto) 6,067
508,266 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 256
229,073 (c) Paradeep Phosphates Ltd 197
133,015 PCBL Ltd 270
2,829,488 Perenti Ltd 1,956
5,853,340 Perseus Mining Ltd 6,112
979,003 (a) Petkim Petrokimya Holding 701
2,433,815 Petronas Chemicals Group Bhd 3,720
13,469 PI Advanced Materials Co Ltd 271
74,302 PI Industries Ltd 3,086
128,839 Pidilite Industries Ltd 3,779
2,295,426 (b) Pilbara Minerals Ltd 6,262
162,900 (a) PMB Technology Bhd 110
15,541 Polyplex Corp Ltd 216
158,645 Poongsan Corp 3,965
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 626
61,862 POSCO 24,372
26,642 POSCO Future M Co Ltd 7,048
17,535 POSCO M-Tech Co Ltd 374
95,200 PPG Industries, Inc 12,357
3,021,068 Press Metal Aluminium Holdings Bhd 3,025
126,676 (a) Prism Johnson Ltd 200
9,028 (a) Privi Speciality Chemicals Ltd 132
6,237,800 PT Aneka Tambang Tbk 730
984,500 PT Indocement Tunggal Prakarsa Tbk 633

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
2,912,223 PT Semen Gresik Persero Tbk $ 1,209
2,004,800 PT Vale Indonesia Tbk 731
2,163 (a) PTC Industries Ltd 153
1,919,509 PTT Global Chemical PCL 1,810
38,116 Qassim Cement Co 651
2,262,375 Qatar Aluminum Manufacturing Co 860
228,227 Qatari Investors Group QSC 107
289,200 (a) Qinghai Salt Lake Industry Co Ltd 681
1,080 Quaker Chemical Corp 173
117,923 Rain Industries Ltd 232
15,226 Rajratan Global Wire Ltd 141
69,861 Rallis India Ltd 176
87,191 Ramco Cements Ltd 953
792,699 Ramelius Resources Ltd 722
42,502 Ramkrishna Forgings Ltd 328
42,885 Rashtriya Chemicals & Fertilizers Ltd 65
34,466 Ratnamani Metals & Tubes Ltd 1,078
32,234 (b) Recticel S.A. 319
613,912 Regis Resources Ltd 579
179,476 Reliance Steel & Aluminum Co 47,064
155,683 Rengo Co Ltd 1,068
1,769,986 (a) Resolute Mining Ltd 389
50,762 Rhi Magnesita India Ltd 456
19,991 RHI Magnesita NV 675
315,238 Rio Tinto Ltd 22,737
1,058,753 Rio Tinto plc 66,482
568,824 Rongsheng Petrochemical Co Ltd 930
12,742 Rossari Biotech Ltd 125
33,300 Royal Gold, Inc 3,541
426,840 Ryerson Holding Corp 12,417
204,143 SABIC Agri-Nutrients Co 7,245
302,405 Sahara International Petrochemical Co 3,054
32,600 Sakata INX Corp 281
122,644 Salzgitter AG. 3,239
4,273 Sam-A Aluminum Co Ltd 322
19,000 San Fu Chemical Co Ltd 80
395,199 Sandfire Resources Ltd 1,540
208,264 (b) Sandstorm Gold Ltd 974
58,211 Sanyo Chemical Industries Ltd 1,594
15,206 Sanyo Special Steel Co Ltd 299
440,193 (b) Sappi Ltd 1,024
102,500 Sarda Energy & Minerals Ltd 272
928,254 (a) Sasa Polyester Sanayi AS 1,665
498,238 (b) Sasol Ltd 6,839
187,820 Satellite Chemical Co Ltd 395
1,093,899 (a) Saudi Arabian Mining Co 11,777
43,826 Saudi Aramco Base Oil Co 1,739
781,199 Saudi Basic Industries Corp 17,201
65,406 Saudi Cement Co 910
319,100 Saudi Industrial Investment Group 2,024
635,181 (a) Saudi Kayan Petrochemical Co 2,118
6,180,973 (a),(b) Sayona Mining Ltd 366
927,600 SCG Packaging PCL 970
64,260 Schnitzer Steel Industries, Inc (Class A) 1,790
664,000 Scientex BHD 525
31,662 Scotts Miracle-Gro Co (Class A) 1,636
58,512 (a) Seabridge Gold, Inc 615
11,934 SeAH Besteel Holdings Corp 217
1,348 SeAH Steel Holdings Corp 217
142,277 Sealed Air Corp 4,675
8,218,300 (a),(d) Sekawan Intipratama Tbk PT 0^
10,829 Semapa-Sociedade de Investimento e Gestao 156
584,600 Shandong Chenming Paper Holdings Ltd 129
194,168 Shandong Gold Mining Co Ltd - A 665

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
730,255 (c) Shandong Gold Mining Co Ltd - H $ 1,374
133,307 Shandong Hualu Hengsheng Chemical Co Ltd 587
661,166 Shandong Nanshan Aluminum Co Ltd 285
129,511 Shandong Sun Paper Industry JSC Ltd 218
241,200 Shanghai Chlor-Alkali Chemical Co Ltd 118
93,677 Shanghai Putailai New Energy Technology Co Ltd 376
157,629 (a) Shanxi Meijin Energy Co Ltd 152
331,363 Shanxi Taigang Stainless Steel Co Ltd 184
35,775 Sharda Cropchem Ltd 181
20,500 Shenghe Resources Holding Co Ltd 31
41,748 Shenzhen Capchem Technology Co Ltd 251
8,800 Shenzhen Dynanonic Co Ltd 93
54,960 Shenzhen Senior Technology Material Co Ltd 99
33,000 Shenzhen YUTO Packaging Technology Co Ltd 112
217,552 Sherwin-Williams Co 55,487
154,000 (a) Shihlin Paper Corp 265
25,100 Shikoku Kasei Holdings Corp 277
654,200 Shin-Etsu Chemical Co Ltd 19,002
248,703 Shin-Etsu Polymer Co Ltd 2,223
1,007,000 Shinkong Synthetic Fibers Corp 478
78,000 Shiny Chemical Industrial Co Ltd 316
11,310 Shivalik Bimetal Controls Ltd 72
1,622,000 Shougang Fushan Resources Group Ltd 549
146,300 Showa Denko KK 2,447
7,645 Shree Cement Ltd 2,339
659,583 Siam Cement PCL 5,438
86,800 Siam City Cement PCL 318
2,415,256 (b) Sibanye Stillwater Ltd 3,708
149,500 Sichuan Hebang Biotechnology Co Ltd 48
35,900 Sichuan Yahua Industrial Group Co Ltd 74
334,146 SIG Group AG. 8,232
57,879 (b) Sika AG. 14,664
410,830 Silgan Holdings, Inc 17,711
2,401,668 (a) Silver Lake Resources Ltd 1,286
162,896 Silvercorp Metals, Inc 379
127,678 (a),(b) SilverCrest Metals, Inc 564
137,767 Sims Ltd 1,185
1,490,000 (b) Sinofert Holdings Ltd 175
81,600 Sinoma Science & Technology Co Ltd 230
31,988 Sinomine Resource Group Co Ltd 160
297,000 Sinon Corp 337
765,467 Sinopec Shanghai Petrochemical Co Ltd (Class A) 324
8,138 SK Chemicals Co Ltd 380
21,404 (a),(c) SK IE Technology Co Ltd 1,169
14,870 SKC Co Ltd 835
69,241 (a) Skeena Resources Ltd 317
28,568 Skshu Paint Co Ltd 270
863,702 Smurfit Kappa Group plc 28,692
122,088 Sociedad Quimica y Minera de Chile S.A. (Class B) 7,251
27,919 SOL S.p.A. 789
434,000 Solar Applied Materials Technology Corp 491
22,312 Solar Industries India Ltd 1,293
58,924 (a),(b) Solaris Resources, Inc 228
1,285,132 (a),(b) SolGold plc 196
28,320 Solvay S.A. 3,130
74,919 Sonoco Products Co 4,072
2,946 Soulbrain Co Ltd 499
86,274 South32 Ltd 189
3,862,709 South32 Ltd 8,340
76,776 Southern Copper Corp 5,780
52,872 Southern Province Cement Co 622
125,183 SRF Ltd 3,381
189,360 Ssab Svenskt Stal AB (Series A) 1,067
1,995,484 Ssab Svenskt Stal AB (Series B) 10,947

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
566,138 (b) SSR Mining, Inc $ 7,524
733,074 (b) SSR Mining, Inc 9,737
75,086 Steel Dynamics, Inc 8,051
29,879 (b) Stelco Holdings, Inc 826
43,787 Stella-Jones, Inc 2,106
2,054 STO AG. 282
393,996 Stora Enso Oyj (R Shares) 4,938
103,300 Straits Trading Co Ltd 149
28,112 Sumitomo Bakelite Co Ltd 1,224
1,197,500 Sumitomo Chemical Co Ltd 3,257
94,336 Sumitomo Chemical India Ltd 479
210,300 Sumitomo Metal Mining Co Ltd 6,176
25,221 Sumitomo Osaka Cement Co Ltd 620
1,009,635 (a) Summit Materials, Inc 31,440
1,039,285 SunCoke Energy, Inc 10,549
29,100 Sunresin New Materials Co Ltd 233
162,891 Supreme Industries Ltd 8,085
64,386 Supreme Petrochem Ltd 370
7,067,200 Surya Esa Perkasa Tbk PT 364
665,217 Suzano SA 7,183
662,175 Svenska Cellulosa AB (B Shares) 9,067
287,716 Symrise AG. 27,390
14,148 (a),(b) Synthomer plc 40
512,291 (a),(b) Syrah Resources Ltd 166
24,900 (b) T Hasegawa Co Ltd 507
1,405,344 TA Chen Stainless Pipe 1,607
269 Taekwang Industrial Co Ltd 113
93,300 Taiheiyo Cement Corp 1,653
2,696,145 Taiwan Cement Corp 2,778
1,235,000 Taiwan Fertilizer Co Ltd 2,254
232,000 Taiwan Hon Chuan Enterprise Co Ltd 759
29,000 Taiyo Ink Manufacturing Co Ltd 497
153,319 Taiyo Nippon Sanso Corp 3,630
13,755 Takasago International Corp 277
81,614 (b) Takiron Co Ltd 313
140,400 Tangshan Jidong Cement Co Ltd 145
248,216 (a),(b) Taseko Mines Ltd 311
125,523 Tata Chemicals Ltd 1,556
6,290,930 (a) Tata Steel Ltd 9,730
6,430 Tatva Chintan Pharma Chem Pvt Ltd 123
14,738 TCC Steel 537
642,716 Teck Cominco Ltd (Class B) 27,663
120,534 Teck Resources Ltd 5,194
150,300 Teijin Ltd 1,460
44,900 Tenma Corp 716
19,203 (b) Tessenderlo Chemie NV 553
4,433,504 ThyssenKrupp AG. 33,705
1,306,000 Tiangong International Co Ltd 424
75,000 Tianqi Lithium Corp 567
145,900 Tianshan Aluminum Group Co Ltd 131
638,816 (a) Tietto Minerals Ltd 137
2,862,200 Timah Tbk PT 146
32,180 (a) TimkenSteel Corp 699
507,100 Tipco Asphalt PCL 224
104,135 Titan Cement International S.A. 1,949
12,591 TKG Huchems Co Ltd 197
582,400 TOA Paint Thailand PCL 366
74,203 Toagosei Co Ltd 666
30,524 (b) Toho Titanium Co Ltd 366
169,529 Tokai Carbon Co Ltd 1,326
4,100 Tokushu Tokai Paper Co Ltd 94
48,541 Tokuyama Corp 762
27,214 Tokyo Ohka Kogyo Co Ltd 1,617
283,004 (b) Tokyo Steel Manufacturing Co Ltd 3,188

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
564,000 Ton Yi Industrial Corp $ 288
95,378 Tongkun Group Co Ltd 193
659,000 Tongling Nonferrous Metals Group Co Ltd 288
1,250,781 Toray Industries, Inc 6,508
454,073 (a) Torex Gold Resources, Inc 4,724
1,005,100 Tosoh Corp 12,886
5,400 (b) Toyo Gosei Co Ltd 243
33,600 Toyo Ink Manufacturing Co Ltd 525
108,500 Toyo Seikan Kaisha Ltd 1,773
73,448 Toyobo Co Ltd 529
5,268,000 TPI Polene PCL 210
56,992 Transcontinental, Inc 479
114,000 Tredegar Corp 617
41,338 Triple Flag Precious Metals Corp 541
506,000 TSRC Corp 371
1,221,990 Tung Ho Steel Enterprise Corp 2,299
394,143 UACJ Corp 8,263
255,226 UBE Industries Ltd 4,300
100,391 Ultra Tech Cement Ltd 9,955
10,927 Umicore S.A. 259
38,260 Uniao de Industrias Petroquimicas S.A. 617
2,087 Unid Co Ltd 95
115,157 United States Steel Corp 3,740
336,810 Universal Cement Corp 272
727,000 UPC Technology Corp 335
400,469 UPL Ltd 2,965
335,698 UPM-Kymmene Oyj 11,495
129,890 Usha Martin Ltd 536
661,000 USI Corp 425
434,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 574
6,934,110 Vale S.A. 93,226
232,706 Valvoline, Inc 7,502
751,594 Vedanta Ltd 2,003
61,323 (c) Verallia S.A. 2,412
30,414 Vetropack Holding AG. 1,344
142,112 Vicat S.A. 4,338
32,102 (a) Victoria Gold Corp 138
72,887 Victrex plc 1,249
54,581 Vidrala S.A. 4,739
20,806 Vinati Organics Ltd 462
186,317 Voestalpine AG. 5,073
66,549 (a),(b) Vulcan Energy Resources Ltd 123
27,050 Vulcan Materials Co 5,465
60,530 (b) Vulcan Steel Ltd 286
19,785 Wacker Chemie AG. 2,825
172,696 Wanhua Chemical Group Co Ltd 2,098
43,562 Weihai Guangwei Composites Co Ltd 164
63,753 Welspun Corp Ltd 301
116,808 (a) Wesdome Gold Mines Ltd 610
862,225 (a) West African Resources Ltd 421
2,230,000 West China Cement Ltd 207
30,238 West Coast Paper Mills Ltd 256
55,497 West Fraser Timber Co Ltd 4,029
92,400 Western Mining Co Ltd 163
31,291 Western Superconducting Technologies Co Ltd 196
243,429 Westlake Chemical Corp 30,348
132,783 (h) Westrock Co 4,754
411,470 Wheaton Precious Metals Corp 16,698
60,938 (b) Wheaton Precious Metals Corp 2,471
87,560 Wienerberger AG. 2,216
27,465 Winpak Ltd 781
58,800 Worthington Industries, Inc 3,635

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
240,700 (a),(b) W-Scope Corp $ 1,632
47,515 Xiamen Tungsten Co Ltd 112
78,778 Yamama Cement Co 697
172,205 Yamato Kogyo Co Ltd 8,223
64,234 Yanbu Cement Co 582
248,923 Yanbu National Petrochemical Co 2,764
8,218 Yara International ASA 310
233,000 YC INOX Co Ltd 197
838,150 Yieh Phui Enterprise Co Ltd 396
161,723 Yintai Gold Co Ltd 314
14,955 (b) Yodogawa Steel Works Ltd 354
21,840 YongXing Special Materials Technology Co Ltd 136
9,285 Youlchon Chemical Co Ltd 191
148 Young Poong Corp 56
18,929 Young Poong Paper Manufacturing Co Ltd 669
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 912
171,900 Yunnan Aluminium Co Ltd 357
333,200 Yunnan Chihong Zinc&Germanium Co Ltd 242
41,684 Yunnan Energy New Material Co Ltd 343
104,100 Yunnan Tin Co Ltd 205
112,200 Yunnan Yuntianhua Co Ltd 263
102,700 Zangge Mining Co Ltd 322
114,716 (b) Zeon Corp 1,198
1,172,000 Zhaojin Mining Industry Co Ltd 1,616
78,878 Zhejiang Huayou Cobalt Co Ltd 407
174,836 Zhejiang Juhua Co Ltd 364
225,300 Zhejiang Longsheng Group Co Ltd 287
364,500 Zhongjin Gold Corp Ltd 544
133,100 Zibo Qixiang Tengda Chemical Co Ltd 117
79,720 Zignago Vetro S.p.A. 1,195
4,795,232 Zijin Mining Group Co Ltd 7,270
1,132,916 Zijin Mining Group Co Ltd (Class A) 1,884
TOTAL MATERIALS 5,112,516
MEDIA & ENTERTAINMENT - 5.7%
130,923 37 Interactive Entertainment Network Technology Group Co Ltd 391
23,494 4imprint Group plc 1,497
554,303 Activision Blizzard, Inc 51,899
314,199 (a) Adevinta ASA 3,095
175,550 (a),(b) Advantage Solutions, Inc 499
47,589 (a) Affle India Ltd 632
7,335 AfreecaTV Co Ltd 456
11,280,000 (a),(b) Alibaba Pictures Group Ltd 889
8,458,817 (a) Alphabet, Inc 1,115,295
9,297,924 (a) Alphabet, Inc (Class A) 1,216,726
15,800 (a),(b) Anycolor, Inc 370
12,459 Arabian Contracting Services Co 687
212,000 (a),(c) Archosaur Games, Inc 71
117,488 Arnoldo Mondadori Editore S.p.A. 266
373,324 (a) Ascential plc 952
782,200 Astro Malaysia Holdings Bhd 77
67,023 Atresmedia Corp de Medios de Comunicacion S.A. 259
1,612,152 (c) Auto Trader Group plc 12,114
29,223 Autohome, Inc (ADR) 887
25,459 Avex Group Holdings, Inc 246
5,573,348 (a) Baidu, Inc 93,803
15,194 (a) Baidu, Inc (ADR) 2,041
667,700 BEC World PCL (Foreign) 124
198,357 Beijing Enlight Media Co Ltd 234
20,018 (a),(b) Believe S.A. 182
6,400 (a),(b) Bengo4.com, Inc 207
22,086 (a) Better Collective A.S. 495

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
162,448 (a) Bilibili, Inc $ 2,239
808,438 Bollore SE 4,339
285,914 (a) Borussia Dortmund GmbH & Co KGaA 1,186
63,660 (a) Boston Omaha Corp 1,043
1,021,373 Brightcom Group Ltd 232
110,200 (a) Bumble, Inc 1,644
26,200 (b) Bushiroad, Inc 99
667 Cable One, Inc 411
146,600 Capcom Co Ltd 5,276
53,300 (a),(b) Cardlytics, Inc 879
964,402 carsales.com Ltd 17,277
26,614 CD Projekt S.A. 760
201,051 (a) Charter Communications, Inc 88,426
56,488 Cheil Worldwide, Inc 839
161,865 (a),(d) Chennai Super Kings Cricket Ltd 14
59,200 China Film Co Ltd 115
374,158 (a),(c) China Literature Ltd 1,362
4,640,000 (a),(b) China Ruyi Holdings Ltd 1,199
60,894 (a),(b) Cineplex, Inc 425
68,763 (a) CJ CGV Co Ltd 290
8,813 CJ ENM Co Ltd 372
710,620 (a),(b) Clear Channel Outdoor Holdings, Inc 1,123
53,550 (a),(c) Cloud Music, Inc 581
1,070,000 (a),(b) CMGE Technology Group Ltd 182
11,647 Cogeco Communications, Inc 539
3,307 (b) Cogeco, Inc 120
44,018 (a),(b) COLOPL, Inc 174
7,186 Com2uSCorp 238
8,574,967 Comcast Corp (Class A) 380,214
8,606 (a) Connectwave Co Ltd 64
2,268,000 (a) Converge Information and Communications Technology Solutions, Inc 384
6,600 (a),(b) Cover Corp 109
293,425 CTS Eventim AG. 16,656
337,900 CyberAgent, Inc 1,819
157,942 Cyfrowy Polsat S.A. 436
64,762 Daiichikosho Co Ltd 1,051
59,311 (a) Dena Co Ltd 596
175,600 Dentsu, Inc 5,165
5,990 (a) Devsisters Co Ltd 200
232,830 (a),(b) DISH Network Corp (Class A) 1,364
174,994 (b) Domain Holdings Australia Ltd 446
99,224 (a),(b) DouYu International Holdings Ltd (ADR) 97
13,672 Echo Marketing, Inc 110
174,466 Electronic Arts, Inc 21,006
618,832 (a),(b) Embracer Group AB 1,234
58,650 Entravision Communications Corp (Class A) 214
113,339 (b) Eutelsat Communications 668
1,279,620 (a),(b) Eventbrite, Inc 12,617
70,104 EVT Ltd 493
1,804,000 (b) Fire Rock Holdings Ltd 71
964,107 Focus Media Information Technology Co Ltd 946
84,935 Fox Corp (Class A) 2,650
340,000 (a),(b) fuboTV, Inc 908
37,300 Fuji Television Network, Inc 400
268,765 Future plc 2,903
1,495,230 (a) Gannett Co, Inc 3,663
3,070 G-bits Network Technology Xiamen Co Ltd 154
78,400 Giant Network Group Co Ltd 139
70,500 Gray Television, Inc 488
51,750 Gree, Inc 206
43,880 (a),(b) Grindr, Inc 252
1,941,129 (b) Grupo Televisa S.A. 1,180

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,112,450 (b) Grupo Televisa SAB (ADR) $ 18,643
220,443 (a) GungHo Online Entertainment, Inc 3,480
190,500 (b) Hakuhodo DY Holdings, Inc 1,565
134,900 Hello Group, Inc (ADR) 942
67,853 Hemnet Group AB 1,198
5,907,101 (a),(f) HUYA, Inc (ADR) 16,776
16,066 (a) HYBE Co Ltd 2,828
56,976 (a) IAC, Inc 2,871
452,006 (a),(f) iClick Interactive Asia Group Ltd (ADR) 877
6,777,840 (a),(b),(c) iDreamSky Technology Holdings Ltd 2,642
718,000 IGG, Inc 295
58,573 Info Edge India Ltd 2,929
18,553 Infocom Corp 341
1,624,778 Informa plc 14,837
15,155 Innocean Worldwide, Inc 495
643,170 (a) Integral Ad Science Holding Corp 7,647
236,000 International Games System Co Ltd 4,775
176,008 Interpublic Group of Cos, Inc 5,044
33,631 IPSOS 1,545
1,290,306 (a) iQIYI, Inc (ADR) 6,116
3,018,097 ITV plc 2,593
55,373 (a) JC Decaux S.A. 937
167,000 Jiangsu Phoenix Publishing & Media Corp Ltd 240
19,316 JOYY, Inc (ADR) 736
23,699 (a) Just Dial Ltd 208
919,433 (a),(b) Juventus Football Club S.p.A 292
24,615 JYP Entertainment Corp 2,044
77,324 Kadokawa Corp 1,547
1,676,821 (a),(b) Kahoot! ASA 5,416
114,800 Kakaku.com, Inc 1,163
129,208 Kakao Corp 4,217
24,683 (a) Kakao Games Corp 465
187,500 (a) Kanzhun Ltd (ADR) 2,844
10,177 (b) Kinepolis Group NV 506
139,372 Kingnet Network Co Ltd 240
842,910 Kingsoft Corp Ltd 3,037
99,240 Koei Tecmo Holdings Co Ltd 1,410
79,100 Konami Corp 4,171
24,160 (a),(c) Krafton, Inc 2,697
1,723,000 (a),(c) Kuaishou Technology 13,708
36,400 Kunlun Tech Co Ltd 191
13,386 (a) Liberty Broadband Corp 1,222
1,766 (a) Liberty Broadband Corp (Class A) 161
34,377 (a) Liberty Global plc (Class A) 589
198,559 (a) Liberty Media Corp-Liberty Formula One 12,370
18,383 (a) Liberty Media Corp-Liberty Formula One 1,039
253,166 (a) Liberty Media Corp-Liberty SiriusXM 6,446
58,561 (a) Liberty Media Corp-Liberty SiriusXM 1,490
62,238 (a) LIBERTY MEDIA CORP-LIBERTY-C 1,998
193,890 (a),(b) Lions Gate Entertainment Corp (Class A) 1,644
31,120 (a) Live Nation, Inc 2,584
19,785 M6-Metropole Television 250
14,338 Madison Square Garden Sports Corp 2,528
1,219,378 (a) Magnite, Inc 9,194
486,900 Major Cineplex Group PCL (Foreign) 187
93,922 Mango Excellent Media Co Ltd 365
273,400 (a),(b),(c) Maoyan Entertainment 405
2,507,548 (a) Match Group, Inc 98,233
7,194,900 Media Nusantara Citra Tbk PT 226
246,500 (b) Megacable Holdings SAB de C.V. 543
2,131,500 (b),(c) Meitu, Inc 945
4,327,388 (a) Meta Platforms, Inc 1,299,125

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
333,502 (b) MFE-MediaForEurope NV $ 209
869,952 MFE-MediaForEurope NV 368
34,590 (b) Mixi Inc 548
474,000 (a),(b),(c) Mobvista, Inc 191
70,656 (a) Modern Times Group MTG AB 477
717,158 Moneysupermarket.com Group plc 2,123
214,280 MultiChoice Group 838
112,203 Naver Corp 16,776
26,530 (a) Nazara Technologies Ltd 266
5,791 NCSoft Corp 952
10,837 (a) Neowiz 204
165,500 NetDragon Websoft Holdings Ltd 305
2,589,630 NetEase, Inc 51,925
294,159 (b) NetEase, Inc (ADR) 29,463
473,187 (a) NetFlix, Inc 178,675
7,341 (c) Netmarble Corp 229
206,936 (a) Network18 Media & Investments Ltd 159
123,980 New York Times Co (Class A) 5,108
292,967 News Corp (Class A) 5,877
89,627 News Corp (Class B) 1,871
953,100 Nexon Co Ltd 17,031
21,265 (a) Nexon Games Co Ltd 239
26,406 Nexstar Media Group, Inc 3,786
76,089 Next 15 Group plc 595
420,330 (a),(b) Nextdoor Holdings, Inc 765
10,648 (a) NHN Corp 179
1,226,677 (b) Nine Entertainment Co Holdings Ltd 1,606
2,782,490 Nintendo Co Ltd 115,621
42,300 Nippon Television Holdings, Inc 428
267,740 Omnicom Group, Inc 19,941
923,800 One Enterprise Public Co Ltd 105
429,950 oOh!media Ltd 389
144,300 Oriental Pearl Group Co Ltd 147
31,026 Paradox Interactive AB 652
7,038 Paramount Global (Class A) 111
27,856 (b) Paramount Global (Class B) 359
14,065 (a) Pearl Abyss Corp 485
700,801 Pearson plc 7,394
73,400 People.cn Co Ltd 385
73,434 Perfect World Co Ltd 133
38,719 (a) Perion Network Ltd 1,191
508,689 (a) Pinterest, Inc 13,750
1,584,400 Plan B Media Pcl 354
18,096 (a) Playtika Holding Corp 174
137,548 (b) ProSiebenSat. Media AG. 929
305,550 Publicis Groupe S.A. 23,128
58,139 (a) PVR Ltd 1,200
139,999 Quebecor, Inc 3,000
42,946 REA Group Ltd 4,241
240,247 RELX plc 8,121
689,159 Rightmove plc 4,703
583,692 (a) ROBLOX Corp 16,904
110,428 (a) Roku, Inc 7,795
531,960 RS PCL 213
320,278 (a) S4 Capital plc 263
64,820 Saregama India Ltd 282
27,546 (a) Saudi Research & Media Group 1,208
61,671 Schibsted ASA 1,384
81,526 Schibsted ASA (B Shares) 1,693
157,933 (c) Scout24 SE 10,951
2,748,787 (a) Sea Ltd (ADR) 120,809
277,393 Seek Ltd 3,919

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
61,300 (a) Septeni Holdings Co Ltd $ 170
336,451 SES S.A. 2,199
7,601 (b) Shochiku Co Ltd 523
484,900 Sky Perfect Jsat Corp 2,267
8,952 SM Entertainment Co Ltd 851
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
39,051 (b) Societe Television Francaise 1 299
31,000 Soft-World International Corp 93
17,800 (a) Sohu.com Ltd (ADR) 168
169,836 (a) Spotify Technology S.A. 26,263
101,500 Square Enix Co Ltd 3,478
2,194,581 (a) Stillfront Group AB 3,204
28,715 Stroeer SE & Co KGaA 1,277
8,878 (a) Studio Dragon Corp 339
75,084 Sun TV Network Ltd 553
20,124,700 Surya Citra Media Tbk PT 205
102,615 (a),(b) Taboola.com Ltd 389
173,228 (a) Take-Two Interactive Software, Inc 24,319
97,105 (a) Team17 Group plc 314
10,363,225 Tencent Holdings Ltd 401,719
317,697 (a) Tencent Music Entertainment Group (ADR) 2,027
33,214 (a),(b) TKO Group Holdings, Inc 2,792
7,000 (b) Toei Animation Co Ltd 618
4,384 Toei Co Ltd 550
91,800 Toho Co Ltd 3,132
27,300 Tokyo Broadcasting System, Inc 459
242,800 (a) Tongdao Liepin Group 215
61,403 (a),(b) Tremor International Ltd 108
320,286 (a) TripAdvisor, Inc 5,310
155,070 (a),(c) Trustpilot Group plc 194
15,151 TV Asahi Corp 171
480,108 (a) TV18 Broadcast Ltd 252
2,450 TX Group AG. 248
187,856 (a),(b) Ubisoft Entertainment 6,088
894,984 (b) Universal Music Group NV 23,356
10,958 ValueCommerce Co Ltd 93
32,335 Vector, Inc 269
4,280,800 VGI PCL 277
1,477,600 (a) Vimeo, Inc 5,231
739,423 Vivendi Universal S.A. 6,476
2,865,700 (a) Walt Disney Co 232,265
156,500 (a) Wanda Film Holding Co Ltd 290
2,854,554 (a) Warner Bros Discovery, Inc 31,000
38,032 Webzen, Inc 376
812,967 Weibo Corp (ADR) 10,195
15,227 (b) Wemade Co Ltd 416
1,061,741 (a) West Australian Newspapers Holdings Ltd 214
1,253,234 WPP plc 11,165
70,884 (a) Wysiwyg Studios Co Ltd 136
240,000 (a) XD, Inc 432
371,580 (a) Yelp, Inc 15,454
12,035 YG Entertainment, Inc 561
88,634 YouGov plc 811
2,180,400 Z Holdings Corp 6,049
725,575 ZEE Telefilms Ltd 2,305
130,000 Zengame Technology Holding Ltd 48
19,150 Zenrin Co Ltd 117
537,213 (a) Zhejiang Century Huatong Group Co Ltd 355
114,200 (a) Zhihu, Inc 236
172,690 (a) Ziff Davis, Inc 10,999
34,000 (a) ZIGExN Co Ltd 119

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
353,719 (a) ZoomInfo Technologies, Inc $ 5,801
TOTAL MEDIA & ENTERTAINMENT 6,229,701
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
9,508 (a) 10X Genomics, Inc 392
782,651 (c) 3SBio, Inc 654
85,300 (a) 89bio, Inc 1,317
33,648 Aarti Drugs Ltd 219
3,262,726 AbbVie, Inc 486,342
15,952 (a),(b) Abivax S.A. 253
28,409 (a) ABLBio, Inc 398
123,470 (a) Acadia Pharmaceuticals, Inc 2,573
74,914 Adcock Ingram Holdings Ltd 226
213,379 AddLife AB 1,259
266,000 Adimmune Corp 281
3,789,445 (a) ADMA Biologics, Inc 13,566
16,998 (a) Aether Industries Ltd 198
261,855 Agilent Technologies, Inc 29,281
39,343 Ajanta Pharma Ltd 853
212,000 (a),(c) Akeso, Inc 971
39,863 Alembic Pharmaceuticals Ltd 376
105,096 (a) ALK-Abello A.S. 1,179
567,398 (a) Alkermes plc 15,893
57,595 (b) Almirall S.A. 586
210,618 (a) Alnylam Pharmaceuticals, Inc 37,300
328,000 (a),(b),(c) Alphamab Oncology 358
29,797 (a) Alteogen, Inc 1,507
1,998,335 (a),(b) Altimmune, Inc 5,196
529,393 Amgen, Inc 142,280
7,380 AMI Organics Ltd 110
1,543,410 (a) Amneal Pharmaceuticals, Inc 6,513
37,350 (a) Amphastar Pharmaceuticals, Inc 1,718
493,840 (a),(b) Amylyx Pharmaceuticals, Inc 9,042
118,630 (a) ANI Pharmaceuticals, Inc 6,888
94,171 (a) Anika Therapeutics, Inc 1,754
76,510 (a) Apellis Pharmaceuticals, Inc 2,910
27,971 Apeloa Pharmaceutical Co Ltd 69
549,190 (a) Ardelyx, Inc 2,241
102,297 (a) Argenx SE 49,815
53,148 (a) Argenx SE 25,980
179,900 (a),(b),(c) Ascentage Pharma Group International 478
336,315 (b) Aspen Pharmacare Holdings Ltd 3,052
1,234,420 Astellas Pharma, Inc 17,086
13,689 AstraZeneca Pharma India Ltd 742
2,694,681 AstraZeneca plc 363,470
1,412,292 AstraZeneca plc (ADR) 95,640
6,562 Asymchem Laboratories Tianjin Co Ltd 137
1,046,431 (a),(b) Aurinia Pharmaceuticals, Inc 8,131
114,496 Aurobindo Pharma Ltd 1,258
74,425 (a) Avantor, Inc 1,569
50,100 (a),(b) Axsome Therapeutics, Inc 3,501
36,558 (b) Bachem Holding AG. 2,696
9,123 (a) Basilea Pharmaceutica 408
227,016 (a) Bausch Health Cos, Inc 1,872
64,431 (a) Bavarian Nordic AS 1,442
2,224,638 Bayer AG. 106,837
291,800 (a) BeiGene Ltd 4,026
45,200 (a),(b) BeiGene Ltd (ADR) 8,130
43,400 Beijing Tiantan Biological Products Corp Ltd 152
519,000 Beijing Tong Ren Tang Chinese Medicine Co Ltd 855
34,400 Beijing Tongrentang Co Ltd 258
13,958 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 92

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,061 Betta Pharmaceuticals Co Ltd $ 87
10,420 BGI Genomics Co Ltd 74
30,598 (a),(b),(c) BioArctic AB 791
319,816 Biocon Ltd 1,047
1,131,980 (a),(b) BioCryst Pharmaceuticals, Inc 8,014
174,540 BioGaia AB 1,609
110,943 (a) Biogen, Inc 28,513
219,641 (a) BioMarin Pharmaceutical, Inc 19,434
19,462 (a) Bioneer Corp 504
29,165 (a) Bio-Rad Laboratories, Inc (Class A) 10,454
58,821 Biotage AB 578
118,985 Bio-Techne Corp 8,099
211,750 Blau Farmaceutica S.A. 674
9,649 Bloomage Biotechnology Corp Ltd 115
5,035 (b) Boiron S.A. 285
52,520 (a),(c) BoneSupport Holding AB 611
46,564 Bora Pharmaceuticals Co Ltd 926
22,082 Boryung 165
369,500 (a) Brii Biosciences Ltd 118
2,205,391 Bristol-Myers Squibb Co 128,001
49,387 (a) Brooks Automation, Inc 2,479
126,416 Bruker BioSciences Corp 7,876
46,829 Bukwang Pharmaceutical Co Ltd 215
34,686 (a),(b) Calliditas Therapeutics AB 310
22,697 (a) Camurus AB 644
66,914 Caplin Point Laboratories Ltd 830
9,443 Caregen Co Ltd 271
263,000 (a),(b),(c) CARsgen Therapeutics Holdings Ltd 279
356,452 (a) Catalent, Inc 16,229
28,469 (a),(d) Cellivery Therapeutics, Inc 0^
8,191 (a) Celltrion Pharm Inc 405
93,094 Celltrion, Inc 9,606
470,385 Center Laboratories, Inc 669
10,014 Changchun High & New Technology Industry Group, Inc 191
24,968 (a) Charles River Laboratories International, Inc 4,893
13,057 (a) Chemometec A.S. 619
564,660 China Medical System Holdings Ltd 852
701,500 (c) China Resources Pharmaceutical Group Ltd 465
28,320 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 194
984,000 China Shineway Pharmaceutical Group Ltd 982
389 (a),(d) Chinook Therapeutics, Inc 0^
5,132 Chong Kun Dang Pharmaceutical Corp 357
40,200 (a) Chongqing Taiji Industry Group Co Ltd 257
56,970 Chongqing Zhifei Biological Products Co Ltd 380
642,800 Chugai Pharmaceutical Co Ltd 19,820
371,977 Cipla Ltd 5,305
2,592,000 (b) CK Life Sciences International Holdings, Inc 231
31,807 Clinuvel Pharmaceuticals Ltd 300
856,174 (a) Codexis, Inc 1,618
288,000 Consun Pharmaceutical Group Ltd 187
40,090 (a) Corcept Therapeutics, Inc 1,092
8,187 (b) COSMO Pharmaceuticals NV 357
158,025 (a) Crinetics Pharmaceuticals, Inc 4,700
189,422 (a),(b) Cronos Group, Inc 378
390,890 CSL Ltd 62,974
40,714,054 CSPC Pharmaceutical Group Ltd 29,776
516,500 (a),(b),(c) CStone Pharmaceuticals 122
45,210 (a) Cue Biopharma, Inc 104
83,219 (a) CureVac NV 546
78,252 (a) Cytokinetics, Inc 2,305
100,745 Daewoong Co Ltd 1,168
3,152 Daewoong Pharmaceutical Co Ltd 263

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,537,600 Daiichi Sankyo Co Ltd $ 124,227
1,050,656 Danaher Corp 260,668
532,604 Dechra Pharmaceuticals plc 24,564
615,438 (a) Deciphera Pharmaceuticals, Inc 7,828
15,696 Dermapharm Holding SE 647
50,684 Divi's Laboratories Ltd 2,293
3,064 Dong-A Socio Holdings Co Ltd 229
5,219 Dong-A ST Co Ltd 232
324,871 Dong-E-E-Jiao Co Ltd 2,187
13,689 DongKook Pharmaceutical Co Ltd 151
173,225 Dr Reddy's Laboratories Ltd 11,625
822,430 (a) Dynavax Technologies Corp 12,147
110,660 (a) Eagle Pharmaceuticals, Inc 1,745
139,000 (a) EirGenix, Inc 419
322,900 Eisai Co Ltd 17,896
660,011 (a) Elanco Animal Health, Inc 7,418
1,331,595 Eli Lilly & Co 715,240
579,780 (a),(b) Erasca, Inc 1,142
37,411 (a) Ergomed plc 613
34,908 (a),(c) Eris Lifesciences Ltd 368
40,550 (a) Euroapi S.A. 511
147,473 (b) Eurofins Scientific SE 8,311
44,501 Ever Supreme Bio Technology Co Ltd 276
123,000 (a),(b),(c) Everest Medicines Ltd 391
712,570 (a) Evolus, Inc 6,513
477,718 (a) Evotec SE 9,510
240,026 (a) Exact Sciences Corp 16,375
963,693 (a) Exelixis, Inc 21,057
771,001 Faes Farma S.A. (Sigma) 2,604
49,876 (a) FDC Ltd 230
7,284 (a) Formycon AG. 448
44,558 (a) Fortrea Holdings, Inc 1,274
1,962 (a),(b) Galapagos NV 68
36,826 (a) Galapagos NV 1,267
7,624 GC Cell Corp 188
74,079 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 169
80,975 (a) GeneOne Life Science, Inc 212
59,680 (a),(b) Generation Bio Co 226
27,627 (a) Genexine, Inc 181
15,687 (a) Genmab AS 5,554
681,800 (b) Genomma Lab Internacional SAB de C.V. 525
499,386 (a) Genscript Biotech Corp 1,307
54,707 Genus plc 1,395
293,893 Gerresheimer AG. 30,794
3,681,120 Gilead Sciences, Inc 275,863
29,482 (a),(c) Gland Pharma Ltd 594
34,158 GlaxoSmithKline Pharmaceuticals Ltd 636
6,016 Glenmark Life Sciences Ltd 45
120,282 Glenmark Pharmaceuticals Ltd 1,237
40,701 (a),(b) GNI Group Ltd 555
958,500 Grand Pharmaceutical Group Ltd 513
105,799 Granules India Ltd 451
4,522 Green Cross Corp 363
15,822 Green Cross Holdings Corp 163
719,560 Grifols S.A. 9,320
3,001,305 GSK plc 54,305
226,097 H Lundbeck A.S. 1,218
47,284 H Lundbeck A.S. 223
593,950 (a) Halozyme Therapeutics, Inc 22,689
28,412 (a) Hanall Biopharma Co Ltd 686
7,521 Hangzhou Tigermed Consulting Co Ltd - A 69
3,021 Hanmi Pharm Co Ltd 670

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,712 Hanmi Science Co Ltd $ 407
485,839 (c) Hansoh Pharmaceutical Group Co Ltd 660
210,256 (a) Harmony Biosciences Holdings, Inc 6,890
39,992 Hikal Ltd 142
314,725 Hikma Pharmaceuticals plc 7,992
41,800 Hisamitsu Pharmaceutical Co, Inc 1,521
10,878 HK inno N Corp 339
233,381 (a) Horizon Therapeutics PLC 27,000
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
667,820 Hualan Biological Engineering, Inc 2,033
31,100 Hubei Jumpcan Pharmaceutical Co Ltd 116
5,023 (a) Hugel, Inc 464
51,854 Humanwell Healthcare Group Co Ltd 172
2,246,500 (a) HUTCHMED China Ltd 7,590
467,544 Hypera S.A. 3,455
62,219 (a) ICON plc 15,321
174,780 (a) Ideaya Biosciences, Inc 4,716
95,041 (a),(b) Idorsia Ltd 267
14,565 (a) Il Dong Pharmaceutical Co Ltd 226
368,291 (a) Illumina, Inc 50,559
5,100 Imeik Technology Development Co Ltd 274
1,395,580 (a) Immunogen, Inc 22,148
299,985 (a) Immunovant, Inc 11,516
4,869,385 (a),(b) Imugene Ltd 143
93,011 (a) Incyte Corp 5,373
113,427 (a) Indivior plc 2,453
34,969 Indoco Remedies Ltd 143
1,263,073 (a),(c) Innovent Biologics, Inc 6,135
170,320 (a) Innoviva, Inc 2,212
238,857 (a) Intra-Cellular Therapies, Inc 12,442
15,906 (a) Ionis Pharmaceuticals, Inc 721
114,682 Ipca Laboratories Ltd 1,292
1,872 Ipsen 245
110,787 (a) IQVIA Holdings, Inc 21,797
723,327 (a) Ironwood Pharmaceuticals, Inc 6,966
163,500 (a),(c) Jacobio Pharmaceuticals Group Co Ltd 66
76,534 (a) Jazz Pharmaceuticals plc 9,907
56,382 JB Chemicals & Pharmaceuticals Ltd 1,006
51,844 (b) JCR Pharmaceuticals Co Ltd 517
164,411 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,016
62,300 Jiangsu Nhwa Pharmaceutical Co Ltd 226
68,500 (a),(c) Jiangsu Recbio Technology Co Ltd 105
2,834,968 Johnson & Johnson 441,546
671,852 Joincare Pharmaceutical Group Industry Co Ltd 1,142
63,434 Jubilant Pharmova Ltd 332
14,617 JW Pharmaceutical Corp 415
22,179 Kaken Pharmaceutical Co Ltd 519
9,006,306 Kalbe Farma Tbk PT 1,021
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
51,417 (a) Karuna Therapeutics, Inc 8,694
150,500 (a),(c) Keymed Biosciences, Inc 954
153,480 (a) Kiniksa Pharmaceuticals Ltd 2,666
21,500 Kissei Pharmaceutical Co Ltd 487
81,441 (a),(b) Knight Therapeutics, Inc 270
27,621 (a) Komipharm International Co Ltd 114
131,944 (a) Krystal Biotech, Inc 15,305
60,300 (a) Kura Oncology, Inc 550
32,281 Kyorin Co Ltd 395
59,400 Kyowa Hakko Kogyo Co Ltd 1,033
12,661 L&C Bio Co Ltd 316
16,078 Laboratorios Farmaceuticos Rovi S.A 870
289,294 (c) Laurus Labs Ltd 1,376

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
73,240 (a) Legend Biotech Corp (ADR) $ 4,920
19,495 (a) LegoChem Biosciences, Inc 535
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 228
194,780 (a),(b) Lexicon Pharmaceuticals, Inc 212
14,717 Livzon Pharmaceutical Group, Inc 75
256,561 Lonza Group AG. 118,672
88,000 Lotus Pharmaceutical Co Ltd 650
90,306 Lupin Ltd 1,272
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 722
330,299 (a) MacroGenics, Inc 1,539
12,983 (a) Maravai LifeSciences Holdings, Inc 130
123,332 Marksans Pharma Ltd 163
178,466 (a) Medigen Vaccine Biologics Corp 403
33,678 (a) Medpace Holdings, Inc 8,154
10,925 (a) MedPacto, Inc 79
4,560 Medytox, Inc 854
464,100 Mega Lifesciences PCL 566
4,998,851 Merck & Co, Inc 514,632
335,257 Merck KGaA 55,890
612,644 (a),(b) Mesoblast Ltd 151
14,340 (a) Mettler-Toledo International, Inc 15,890
18,065 (a) Mezzion Pharma Co Ltd 557
35,053 (a) Mirati Therapeutics, Inc 1,527
127,550 (a) Mirum Pharmaceuticals, Inc 4,031
16,175 Mochida Pharmaceutical Co Ltd 360
220,999 (a) Moderna, Inc 22,827
90,000 (a),(b) MoonLake Immunotherapeutics 5,130
27,757 (a) Morphosys AG. 755
200,607 (a) Myriad Genetics, Inc 3,218
33,133 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 58
147,900 (a),(b) NanoString Technologies, Inc 254
67,023 Natco Pharma Ltd 704
731,306 (a) Natera, Inc 32,360
47,368 (a) Naturecell Co Ltd 272
5,645 Neuland Laboratories Ltd 251
96,464 (a) Neuren Pharmaceuticals Ltd 684
111,206 (a) Neurocrine Biosciences, Inc 12,511
219,059 (a) NGM Biopharmaceuticals, Inc 234
43,500 Nippon Shinyaku Co Ltd 1,837
27,759 (a) NKMax Co Ltd 272
2,858,363 Novartis AG. 291,921
7,323,998 Novo Nordisk A.S. 666,859
675,040 Novo Nordisk A.S. (ADR) 61,388
120,669 (a) Nykode Therapeutics ASA 267
134,452 (a) OBI Pharma, Inc 340
253,500 (a),(b),(c) Ocumension Therapeutics 246
3,120 (a),(d) OmniAb Operations, Inc 0^
3,120 (a),(d) OmniAb Operations, Inc 0^
241,203 Oneness Biotech Co Ltd 1,306
85,400 Ono Pharmaceutical Co Ltd 1,638
55,090 (a) Organogenesis Holdings, Inc 175
128,868 Organon & Co 2,237
34,010 (a),(b) ORIC Pharmaceuticals, Inc 206
5,344 Orion Oyj (Class B) 210
25,864 (a) Oscotec, Inc 558
606,500 Otsuka Holdings Co Ltd 21,534
49,100 (a) Oxford Biomedica plc 183
448,848 (a) Oxford Nanopore Technologies plc 1,126
20,390 (a) Paion AG. 94
81,300 (a),(b) PeptiDream, Inc 875
14,095 PerkinElmer, Inc 1,560
15,149 Perrigo Co plc 484

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,783,272 Pfizer, Inc $ 125,491
19,100 (b) Pharma Foods International Co Ltd 194
11,994 Pharma Mar S.A. 407
76,000 PharmaEngine, Inc 204
99,000 (a) PharmaEssentia Corp 1,031
69,951 (a),(d) Pharmally International Holding Co Ltd 0^
5,216 PharmaResearch Co Ltd 488
24,225 Pharmaron Beijing Co Ltd - A 103
53,769 (a) Pharmicell Co Ltd 288
530,257 (a),(b) Pharming Group NV 680
34,261 Phibro Animal Health Corp 437
20,715,105 (a) Piramal Pharma Ltd 25,457
319,589 (a) Point Biopharma Global, Inc 2,132
250,000 (a) Polaris Group 616
12,923 (a),(b),(c) PolyPeptide Group AG. 235
92,360 (a) Poseida Therapeutics, Inc 220
15,958 Procter & Gamble Health Ltd 983
96,566 (a),(b) Prothena Corp plc 4,659
382,880 (a) QIAGEN NV 15,449
316,061 (a) QIAGEN NV 12,800
12,490 (a) Quanterix Corp 339
5,190 Recordati S.p.A. 245
73,415 (a) Regeneron Pharmaceuticals, Inc 60,418
206,957 (a),(b) Repligen Corp 32,908
51,984 Richter Gedeon Rt 1,258
1,589 (b) Roche Holding AG. 467
776,700 Roche Holding AG. 212,040
539,218 (a) Roivant Sciences Ltd 6,298
285,041 Royalty Pharma plc 7,736
12,432 (a) Sam Chun Dang Pharm Co Ltd 710
18,883 (a),(c) Samsung Biologics Co Ltd 9,532
38,624 (a) SanBio Co Ltd 162
1,918,038 Sanofi (ADR) 102,884
7,152 Sanofi India Ltd 620
2,882,934 Sanofi-Aventis 309,556
292,600 Santen Pharmaceutical Co Ltd 2,685
214,499 (a) Sarepta Therapeutics, Inc 26,002
28,631 (b) Sartorius AG. 9,697
1,373 Sartorius Stedim Biotech 327
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 440
29,517 Sawai Group Holdings Co Ltd 903
177,500 (b),(c) SciClone Pharmaceuticals Holdings Ltd 226
209,000 ScinoPharm Taiwan Ltd 178
106,016 (a) Seagen, Inc 22,491
28,787 Seegene, Inc 454
43,813 Shandong Buchang Pharmaceuticals Co Ltd 108
172,000 (b) Shandong Xinhua Pharmaceutical Co Ltd 120
51,688 Shanghai Fosun Pharmaceutical Group Co Ltd - A 203
222,929 (b) Shanghai Fosun Pharmaceutical Group Co Ltd - H 521
526,700 Shanghai Haixin Group Co 160
16,100 (c) Shanghai Haohai Biological Technology Co Ltd 93
14,500 (a),(c) Shanghai Henlius Biotech, Inc 19
13,039 (a) Shanghai Junshi Biosciences Co Ltd 69
1,482,737 Shanghai RAAS Blood Products Co Ltd 1,417
16,168 Shenzhen Kangtai Biological Products Co Ltd 65
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 100
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 123
17,800 (b) Shin Nippon Biomedical Laboratories Ltd 223
29,390 Shin Poong Pharmaceutical Co Ltd 336
57,500 Shionogi & Co Ltd 2,565
359,998 Sichuan Kelun Pharmaceutical Co Ltd 1,438
3,782 Siegfried Holding AG. 3,230

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,703,600 (b) Sihuan Pharmaceutical Holdings Group Ltd $ 443
54,297 (a) SillaJen, Inc 198
4,365,236 Sino Biopharmaceutical Ltd 1,571
12,229 (a) SK Biopharmaceuticals Co Ltd 781
11,211 (a) SK Bioscience Co Ltd 564
8,455 SKAN Group AG. 719
65,629 (a),(b),(d) Sorrento Therapeutics, Inc 87
64,408 (a),(b) Sosei Group Corp 643
11,447 (a) Sotera Health Co 171
1,112,000 SSY Group Ltd 643
8,214 ST Pharm Co Ltd 465
20,200 (a) StemRIM, Inc 106
44,598 Strides Pharma Science Ltd 272
747,300 Sumitomo Dainippon Pharma Co Ltd 2,673
90,296 (a) Sun Pharma Advanced Research Co Ltd 253
1,120,086 Sun Pharmaceutical Industries Ltd 15,592
54,420 (a) Supernus Pharmaceuticals, Inc 1,500
87,992 (a) Suven Pharmaceuticals Ltd 594
53,563 (b) SwedenCare AB 200
10,236 (a) Swedish Orphan Biovitrum AB 209
145,680 (c) Syngene International Ltd 1,408
273,841 Synmosa Biopharma Corp 322
374,000 (a) Taigen Biopharmaceuticals Holdings Ltd 168
150,000 (a) TaiMed Biologics, Inc 411
98,900 Taisho Pharmaceutical Holdings Co Ltd 4,071
256,983 Takara Bio, Inc 2,375
2,067,900 Takeda Pharmaceutical Co Ltd 64,098
6,702 (a) Taro Pharmaceutical Industries Ltd 253
18,858 (a) Tarsons Products Ltd 119
10,595 Tecan Group AG. 3,561
1,680,985 (a) Telix Pharmaceuticals Ltd 12,267
55,600 (a) Teva Pharmaceutical Industries Ltd (ADR) 567
372,141 Thermo Fisher Scientific, Inc 188,367
1,206,000 Tong Ren Tang Technologies Co Ltd 956
52,265 Torii Pharmaceutical Co Ltd 1,352
139,839 Torrent Pharmaceuticals Ltd 3,245
21,413 Towa Pharmaceutical Co Ltd 407
222,320 (a) Travere Therapeutics, Inc 1,988
48,300 Tsumura & Co 897
165,000 TTY Biopharm Co Ltd 395
506,377 UCB S.A. 41,477
51,997 (a) Ultragenyx Pharmaceutical, Inc 1,854
893,562 United Laboratories Ltd 903
175,073 (a) United Therapeutics Corp 39,544
83,447 (a),(b) Valneva SE 487
11,137 (a) Vaxcell-Bio Therapeutics Co Ltd 228
152,162 (a) Ventyx Biosciences, Inc 5,285
95,300 (a),(b) Vera Therapeutics, Inc 1,307
472,080 (a) Veracyte, Inc 10,542
243,977 (a) Vericel Corp 8,178
199,489 (a) Vertex Pharmaceuticals, Inc 69,370
603,658 Viatris, Inc 5,952
3,312 (b) Virbac S.A. 893
206,412 (b) Vitrolife AB 2,765
855,500 (a),(c) Viva Biotech Holdings 137
7,650 (a) Voronoi, Inc 302
32,728 Walvax Biotechnology Co Ltd 106
24,537 (a) Waters Corp 6,728
56,735 West Pharmaceutical Services, Inc 21,288
2,822,404 Winteam Pharmaceutical Group Ltd 1,315
49,033 (a) Wockhardt Ltd 139
65,458 WuXi AppTec Co Ltd - A 778

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
604,437 (b),(c) WuXi AppTec Co Ltd - H $ 7,208
3,617,500 (a),(c) Wuxi Biologics Cayman, Inc 21,024
293,130 (a),(b) Xeris Biopharma Holdings, Inc 545
247,800 (a),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 211
207,900 (a),(b) Y-mAbs Therapeutics, Inc 1,133
22,130 Yuhan Corp 1,242
55,137 (a) Yungjin Pharmaceutical Co Ltd 94
127,000 YungShin Global Holding Corp 173
54,107 Yunnan Baiyao Group Co Ltd 396
825,500 (a),(b) Zai Lab Ltd 2,020
80,000 (a),(b) Zai Lab Ltd (ADR) 1,945
250,752 (a) Zealand Pharma AS 10,839
19,600 ZERIA Pharmaceutical Co Ltd 291
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 586
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 70
9,200 Zhejiang Jiuzhou Pharmaceutical Co Ltd 37
89,099 Zhejiang NHU Co Ltd 198
1,656,623 Zoetis, Inc 288,219
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,996,631
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
2,649 (c) Aedas Homes SAU 45
86,600 Aeon Mall Co Ltd 1,019
1 (a) AFI Properties Ltd 0^
7,116 Africa Israel Residences Ltd 370
1,412,000 (b) Agile Property Holdings Ltd 167
52,422 (a) Airport City Ltd 805
28,636 Alandalus Property Co 168
3,350,529 Aldar Properties PJSC 5,255
364,941 Aliansce Sonae Shopping Centers sa 1,640
695,250 (a),(b),(c) A-Living Smart City Services Co Ltd 391
13,035 Allreal Holding AG. 2,076
127,170 Alony Hetz Properties & Investments Ltd 872
36,165 Altus Group Ltd 1,252
634,500 Amata Corp PCL 424
193,353 Amot Investments Ltd 938
39,272 Anant Raj Industries Ltd 103
1,982,000 AP Thailand PCL 641
923,117 (b) Aroundtown S.A. 1,915
69,199 Arriyadh Development Co 392
43,011 (b) Atrium Ljungberg AB 700
100,807 Aura Investments Ltd 236
5,794,508 Ayala Land, Inc 3,011
2,106 Azrieli Group Ltd 108
10,549,900 Bangkok Land PCL 223
1,748,301 Barwa Real Estate Co 1,240
9,792 (a) Big Shopping Centers Ltd 811
5,522 Blue Square Real Estate Ltd 316
0 (a) Brack Capital Properties NV 0^
94,276 Brigade Enterprises Ltd 644
6,855,000 (a) Bumi Serpong Damai Tbk PT 452
674,000 C&D International Investment Group Ltd 1,634
466,000 (b) C&D Property Management Group Co Ltd 192
34,114 CA Immobilien Anlagen AG. 1,130
942,198 Capitaland India Trust 722
2,408,944 Capitaland Investment Ltd 5,443
322,543 Castellum AB 3,269
26,400 Catena AB 916
490,000 Cathay Real Estate Development Co Ltd 228
285,927 (a) CBRE Group, Inc 21,119
392,000 Central China New Life Ltd 114
1,704,782 Central Pattana PCL 2,951

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,553,156 China Jinmao Holdings Group Ltd $ 200
445,227 China Merchants Shekou Industrial Zone Holdings Co Ltd 758
1,134,000 China Overseas Grand Oceans Group Ltd 471
2,894,786 China Overseas Land & Investment Ltd 5,981
365,119 China Overseas Property Holdings Ltd 411
2,866,602 China Resources Land Ltd 11,384
628,200 (c) China Resources Mixc Lifestyle Services Ltd 2,529
5,560,000 (b) China South City Holdings Ltd 322
2,074,238 China Vanke Co Ltd 2,282
551,219 China Vanke Co Ltd (Class A) 993
547,000 (a) Chinese Estates Holdings Ltd 109
145,000 Chong Hong Construction Co Ltd 333
41,625 (b) Cibus Nordic Real Estate AB 412
8,098,100 Ciputra Development Tbk PT 534
789,307 City Developments Ltd 3,809
60,714 (b) Citycon Oyj 340
1,678,317 CK Asset Holdings Ltd 8,816
33,710 (b) Colliers International Group, Inc 3,210
1,385,515 Commercial Real Estate Co KSC 443
436,100 (a) Compass, Inc 1,265
516,627 (b) Corem Property Group AB 285
682,400 (b) Corp Inmobiliaria Vesta SAB de C.V. 2,251
1,064,000 (a) Cosmopolitan International Holdings Ltd 148
11,042,898 (b) Country Garden Holdings Co Ltd 1,273
1,940,400 (b) Country Garden Services Holdings Co Ltd 1,982
56,114 Daito Trust Construction Co Ltd 5,911
505,000 Daiwa House Industry Co Ltd 13,554
234,418 (a) Dar Al Arkan Real Estate Development Co 986
310,000 Delpha Construction Co Ltd 253
14,583 Deutsche Euroshop AG. 281
922,284 (a) Deyaar Development PJSC 169
35,771 (b) DIC Asset AG. 148
717,860 DigitalBridge Group, Inc 12,620
64,204 (b) Dios Fastigheter AB 366
568,763 DLF Ltd 3,627
183,300 Douglas Elliman, Inc 414
19,424 (b) DREAM Unlimited Corp 263
17,877 Electra Real Estate Ltd 172
308,269 (a) Emaar Economic City 658
5,805,721 Emaar Properties PJSC 12,705
65,255 (c) Entra ASA 557
7,330,100 (c) ESR Group Ltd 10,247
443,000 (b) Excellence Commercial Property & Facilities Management Group Ltd 114
155,500 (b) eXp World Holdings, Inc 2,525
223,234 (b) Fabege AB 1,778
1,753,995 Far East Consortium 360
222,000 Farglory Land Development Co Ltd 398
826,752 (a) Fastighets AB Balder 3,706
36,480 FirstService Corp 5,306
152,870 (a) Forestar Group, Inc 4,118
654,229 (a) Fortress REIT Ltd 210
1,069,747 (a) Fortress REIT Ltd (Class A) 727
0 Gav-Yam Lands Corp Ltd 0^
64,827 Gazit Globe Ltd 199
316,164 Gemdale Corp 297
6,236,000 (b) Gemdale Properties & Investment Corp Ltd 258
106,458 (a) Godrej Properties Ltd 1,987
7,880 (b) Goldcrest Co Ltd 117
577,561 Grainger plc 1,646
80,551 Grand City Properties S.A. 760
230,500 Greenland Holdings Corp Ltd 87
946,322 Greentown China Holdings Ltd 979

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
724,000 (b) Greentown Service Group Co Ltd $ 324
1,609,600 (b) Guangzhou R&F Properties Co Ltd 257
694,400 (a) Hainan Airport Infrastructure Co Ltd 380
637,442 Hang Lung Group Ltd 897
2,826,318 Hang Lung Properties Ltd 3,867
213,200 Hangzhou Binjiang Real Estate Group Co Ltd 281
16,315,400 (a),(d) Hanson International Tbk PT 0^
24,822 Heiwa Real Estate Co Ltd 660
368,201 Heliopolis Housing 134
1,332,899 Henderson Land Development Co Ltd 3,500
1,080,271 Highwealth Construction Corp 1,321
280,100 Hong Fok Corp Ltd 185
1,104,245 Hongkong Land Holdings Ltd 3,938
1,002,041 Hopson Development Holdings Ltd 603
178,000 Huaku Development Co Ltd 495
88,186 Hufvudstaden AB (Series A) 974
929,200 Hulic Co Ltd 8,332
509,696 Hysan Development Co Ltd 987
181,125 Ichigo Holdings Co Ltd 395
204,800 Iguatemi S.A. 825
5,630 (b) Immobel S.A. 174
23,975 (a) IMMOFINANZ AG. 466
411,512 (a) Indiabulls Real Estate Ltd 411
847 Intershop Holding AG. 560
1,332,500 IOI Properties Group Bhd 470
128,855 Israel Canada T.R Ltd 323
1,424 Isras Investment Co Ltd 266
608,839 (a) IWG plc 1,051
290,300 JHSF Participacoes S.A. 275
1,596,750 (a),(d) Jiangsu Future Land Co Ltd 16
87,400 (b) Jinke Smart Services Group Co Ltd 110
26,377 (a) Jones Lang LaSalle, Inc 3,724
1,057,329 K Wah International Holdings Ltd 297
2,357,000 Kaisa Group Holdings Ltd 66
41,152 Katitas Co Ltd 599
559,948 KE Holdings, Inc (ADR) 8,690
20,900 Keihanshin Building Co Ltd 192
453,000 Kerry Properties Ltd 768
269,000 Kindom Development Co Ltd 276
104,055 Kojamo Oyj 922
1,499,000 (b) KWG Property Holding Ltd 173
45,169 (a) Lamda Development S.A. 292
7,229,877 Land and Houses PCL 1,546
8,081 LEG Immobilien SE 556
578,934 Lend Lease Corp Ltd 2,655
135,443 (a) Leopalace21 Corp 297
75,959 (b) Lifestyle Communities Ltd 784
35,003,300 (a) Lippo Karawaci Tbk PT 213
41,100 LOG Commercial Properties e Participacoes S.A. 166
1,697,093 (c) Longfor Group Holdings Ltd 3,034
560,000 (a),(b) LVGEM China Real Estate Investment Co Ltd 89
579,299 Mabanee Co SAK 1,545
63,301 Mahindra Lifespace Developers Ltd 418
35,779 (a),(b),(d) Mapeley Ltd 0^
790,500 Matrix Concepts Holdings Bhd 251
833,100 MBK PCL 407
17,336 (a) Mega Or Holdings Ltd 310
8,221,000 Megaworld Corp 293
22,022 Melisron Ltd 1,377
222,800 (b),(c) Midea Real Estate Holding Ltd 174
1,077,218 Mitsubishi Estate Co Ltd 14,053
767,233 Mitsui Fudosan Co Ltd 16,898

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
544,575 Mivne Real Estate KD Ltd $ 1,311
5,815 Mobimo Holding AG. 1,558
3,367 (b) Morguard Corp 252
241,300 Multiplan Empreendimentos Imobiliarios S.A. 1,179
1,119,155 (a) National Real Estate Co KPSC 261
440,351 NEPI Rockcastle NV 2,421
21,640 NESCO Ltd 179
1,388,688 New World Development Co Ltd 2,693
32,731 (b) Nexity 483
93,300 Nomura Real Estate Holdings, Inc 2,342
18,947 NP3 Fastigheter AB 273
125,667 (b) Nyfosa AB 674
104,086 Oberoi Realty Ltd 1,443
776,200 (a),(b) Opendoor Technologies, Inc 2,049
735,700 Origin Property PCL 201
12,089,800 Pakuwon Jati Tbk PT 342
75,722 Pandox AB 804
520,883 Parque Arauco S.A. 749
41,309 Patrizia Immobilien AG. 327
111,729 (a) PEXA Group Ltd 814
80,558 Phoenix Mills Ltd 1,760
50,802 (b) Platzer Fastigheter Holding AB 312
346,146 Plaza S.A. 476
682,062 Poly Developments and Holdings Group Co Ltd 1,196
1,773,000 Poly Property Group Co Ltd 402
1,453,000 (b) Powerlong Real Estate Holdings Ltd 173
4,327 Prashkovsky Investments and Construction Ltd 96
114,635 Prestige Estates Projects Ltd 830
1,075,000 Prince Housing & Development Corp 356
1,316 (a) Property & Building Corp Ltd 58
459,100 Pruksa Holding PCL 161
41,583 PSP Swiss Property AG. 4,906
5,805,300 Quality Houses PCL 356
733,000 (b) Radiance Holdings Group Co Ltd 284
1,040,000 (a),(b),(c),(d) Redco Properties Group Ltd 132
86,228 Relo Group, Inc 932
126,712 Retal Urban Development Co 302
138,039 RMR Group, Inc 3,385
1,523,900 Robinsons Land Corp 408
1,343,755 Ruentex Development Co Ltd 1,466
215,130 Sagax AB 4,086
220,245 Sakura Development Co Ltd 284
325,291 Salhia Real Estate Co KSCP 439
22,030 SAMTY Co Ltd 349
11,623,600 Sansiri PCL 538
122,851 (a) Saudi Real Estate Co 447
116,236 Savills plc 1,227
1,272,000 SC Asset Corp PCL 136
656,000 (a),(b) SCE Intelligent Commercial Management Holdings Ltd 86
1,898,000 Seazen Group Ltd 345
148,223 Seazen Holdings Co Ltd 272
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 261
52,137 Shanghai Lingang Holdings Corp Ltd 81
2,584,000 Shenzhen Investment Ltd 413
1,155,000 (a),(b),(c) Shimao Services Holdings Ltd 194
2,284,000 Shoucheng Holdings Ltd 469
3,562,500 Shui On Land Ltd 322
917,469 (a) Shun TAK Holdings Ltd 133
22,584 Shurgard Self Storage Ltd 894
2,618,600 Sime Darby Property Bhd 387
3,127,322 Sino Land Co 3,517
3,154,500 (b) Sino-Ocean Land Holdings Ltd 183

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
236,000 Sinyi Realty, Inc $ 209
1,009,885 Sirius Real Estate Ltd 1,059
3,212 SK D&D Co Ltd 67
8,682,488 SM Prime Holdings 4,650
31,999 Sobha Ltd 271
2,009,500 (a) Soho China Ltd 236
1,318,200 SP Setia BHD 289
6,900 (a) SRE Holdings Corp 136
21,600 Starts Corp, Inc 422
755,682 (b) StorageVault Canada, Inc 2,515
243,105 Sumitomo Realty & Development Co Ltd 6,311
8,935,800 Summarecon Agung Tbk PT 332
30,868 Summit Real Estate Holdings Ltd 395
15,739 Sumou Real Estate Co 200
18,780 Sun Frontier Fudousan Co Ltd 189
1,328,408 Sun Hung Kai Properties Ltd 14,174
1,022,000 (b),(c) Sunac Services Holdings Ltd 321
58,429 Sunteck Realty Ltd 317
1,044,600 Supalai PCL 576
368,924 Swire Pacific Ltd (Class A) 2,485
995,926 Swire Properties Ltd 2,071
86,982 Swiss Prime Site AG. 7,963
147,789 TAG Tegernsee Immobilien und Beteiligungs AG. 1,544
816,010 Talaat Moustafa Group 363
23,830 (a) Tejon Ranch Co 387
14,271 (a),(b) TKP Corp 249
243,193 Tokyo Tatemono Co Ltd 3,362
516,600 Tokyu Fudosan Holdings Corp 3,174
20,443 Tosei Corp 264
220,914 (b) Tricon Residential, Inc 1,633
1,414,986 United Development Co QSC 420
391,209 UOL Group Ltd 1,830
11,437 (b) VGP NV 1,061
3,254 VIB Vermoegen AG. 45
404,426 Vonovia SE 9,689
294,053 (b) Wallenstam AB 982
6,704,900 WHA Corp PCL 965
1,502,756 Wharf Real Estate Investment Co Ltd 5,792
231,239 Wihlborgs Fastigheter AB 1,612
580,642 Yanlord Land Group Ltd 280
6,217 YH Dimri Construction & Development Ltd 405
155,400 Youngor Group Co Ltd 152
1,548,652 Yuexiu Property Co Ltd 1,780
455,000 Yuexiu Services Group Ltd 171
213,300 Zhejiang China Commodities City Group Co Ltd 264
2,440,000 (a),(b) Zhuguang Holdings Group Co Ltd 237
139,192 (a) Zillow Group, Inc (Class A) 6,234
117,502 (a) Zillow Group, Inc (Class C) 5,424
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 443,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
4,866 3peak, Inc 122
199,630 (a) ACM Research, Inc 3,614
217,080 ADATA Technology Co Ltd 569
854,809 (a) Advanced Micro Devices, Inc 87,891
32,025 Advanced Micro-Fabrication Equipment, Inc China 663
115,000 Advanced Wireless Semiconductor Co 383
227,200 Advantest Corp 6,337
204,100 AEM Holdings Ltd 511
424,753 Aixtron AG. 15,558
88,000 Alchip Technologies Ltd 7,376
61,073 Alfa Solar Enerji Sanayi VE Ticaret AS. 324

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
192,542 (a) Allegro MicroSystems, Inc $ 6,150
223,585 (a) Alphawave IP Group plc 311
69,613 Amazing Microelectronic Corp 232
195,474 Amkor Technology, Inc 4,418
21,749 (a) Amlogic Shanghai Co Ltd 188
241,246 (a) ams-OSRAM AG. 1,129
479,047 Analog Devices, Inc 83,876
32,000 Andes Technology Corp 393
77,000 AP Memory Technology Corp 917
2,593,195 Applied Materials, Inc 359,028
2,163,000 Ardentec Corp 4,200
2,360,925 ASE Technology Holding Co Ltd 8,059
51,291 ASM International NV 21,419
251,400 ASM Pacific Technology 2,240
23,000 ASMedia Technology, Inc 826
826,070 ASML Holding NV 486,349
25,000 ASPEED Technology, Inc 2,154
20,318 (a) ASR Microelectronics Co Ltd 175
62,200 (a) Axcelis Technologies, Inc 10,142
145,661 BE Semiconductor Industries NV 14,247
45,231 (a) Borosil Renewables Ltd 233
1,257,163 Broadcom, Inc 1,044,174
25,130 (a) Cambricon Technologies Corp Ltd 429
44,924 (a) Camtek Ltd 2,764
359,500 Chang Wah Technology Co Ltd 370
11,538 (a),(d) China Energy Savings Technology, Inc 0^
72,241 China Resources Microelectronics Ltd 537
885,000 Chipbond Technology Corp 1,872
765,000 ChipMOS Technologies, Inc 887
42,341 (a) Cirrus Logic, Inc 3,132
30,790 (a) Cohu, Inc 1,060
138,100 (a) Credo Technology Group Holding Ltd 2,106
429,500 D&O Green Technologies Bhd 311
50,400 (a),(b) Daqo New Energy Corp (ADR) 1,526
27,533 DB HiTek Co Ltd 996
46,800 (a) Diodes, Inc 3,690
186,000 Disco Corp 34,365
11,793 (a) Dongwoon Anatech Co Ltd 183
10,272 (a) Duk San Neolux Co Ltd 326
230,000 Elan Microelectronics Corp 952
223,000 Elite Semiconductor Microelectronics Technology, Inc 537
30,699 Elmos Semiconductor SE 2,065
55,000 eMemory Technology, Inc 3,453
514,000 (a) Ennostar, Inc 700
101,414 (a) Enphase Energy, Inc 12,185
113,188 Entegris, Inc 10,629
7,981 Eo Technics Co Ltd 827
194,595 Episil Technologies, Inc 437
85,860 Episil-Precision, Inc 152
203,973 Etron Technology, Inc 254
12,098 Eugene Technology Co Ltd 344
272,000 Everlight Electronics Co Ltd 395
548,000 Faraday Technology Corp 5,213
39,333 Ferrotec Holdings Corp 750
81,108 (a) First Solar, Inc 13,106
110,350 Fitipower Integrated Technology, Inc 950
395,000 (b) Flat Glass Group Co Ltd 884
83,700 Flat Glass Group Co Ltd 325
159,000 FocalTech Systems Co Ltd 373
56,184 (a) Formfactor, Inc 1,963
890,000 Formosa Advanced Technologies Co Ltd 1,063
62,200 Formosa Sumco Technology Corp 277

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
50,000 Foxsemicon Integrated Technology, Inc $ 288
49,999 GalaxyCore, Inc 105
8,573,000 GCL Technology Holdings Ltd 1,590
22,612 (a) GemVax & Kael Co Ltd 204
39,506 GigaDevice Semiconductor, Inc 535
2,024 (a) GigaVis Co Ltd 106
46,000 Global Mixed Mode Technology, Inc 373
77,000 Global Unichip Corp 3,279
60,128 (a),(b) GLOBALFOUNDRIES, Inc 3,499
138,988 Globalwafers Co Ltd 1,960
297,700 (a) Greatech Technology Bhd 276
1,654,000 Greatek Electronics, Inc 2,840
50,000 Gudeng Precision Industrial Co Ltd 535
10,231 HAESUNG DS Co Ltd 425
6,608 Hana Materials, Inc 243
33,346 Hana Micron, Inc 618
26,600 Hangzhou Chang Chuan Technology Co Ltd 122
69,900 Hangzhou First Applied Material Co Ltd 275
36,100 Hangzhou Lion Electronics Co Ltd 164
68,644 Hangzhou Silan Microelectronics Co Ltd 229
39,025 Hanmi Semiconductor Co Ltd 1,519
3,807 HD Hyundai Energy Solutions Co Ltd 74
127,000 Holtek Semiconductor, Inc 244
207,927 HPSP Co Ltd 4,634
255,531 (a),(c) Hua Hong Semiconductor Ltd 642
1,133,982 Hynix Semiconductor, Inc 96,008
389,826 (a) Ichor Holdings Ltd 12,069
2,183,200 Inari Amertron Bhd 1,345
1,726,781 Infineon Technologies AG. 57,192
22,156 Ingenic Semiconductor Co Ltd 225
12,942 Innox Advanced Materials Co Ltd 305
7,171 Intekplus Co Ltd 168
9,452,566 Intel Corp 336,039
27,930 (a) inTEST Corp 424
43,335 ISC Co Ltd 2,531
99,000 ITE Technology, Inc 482
8,221 ITM Semiconductor Co Ltd 132
178,817 JA Solar Technology Co Ltd 629
55,113 Japan Material Co Ltd 844
68,097 Jentech Precision Industrial Co Ltd 1,317
19,800 Jiangsu Pacific Quartz Co Ltd 290
322,289 Jinko Solar Co Ltd 448
35,600 (a),(b) JinkoSolar Holding Co Ltd (ADR) 1,081
33,333 Jusung Engineering Co Ltd 664
3,897,000 King Yuan Electronics Co Ltd 9,190
244,000 Kinsus Interconnect Technology Corp 822
52,187 KLA Corp 23,936
163,807 Koh Young Technology, Inc 1,507
7,087 KoMiCo Ltd 255
223,546 (b) Kulicke & Soffa Industries, Inc 10,871
419,624 Lam Research Corp 263,008
65,000 LandMark Optoelectronics Corp 236
42,800 Lasertec Corp 6,656
207,743 (a) Lattice Semiconductor Corp 17,851
7,866 LEENO Industrial, Inc 895
10,804 (a) Lithium for earth, Inc 88
403,768 LONGi Green Energy Technology Co Ltd 1,515
9,771 LX Semicon Co Ltd 598
18,700 M31 Technology Corp 466
1 (a) MACOM Technology Solutions Holdings, Inc 0^
1,528,000 Macronix International 1,498
67,800 Malaysian Pacific Industries Bhd 395

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
261,000 Marketech International Corp $ 1,118
626,378 Marvell Technology, Inc 33,906
25,963 (a),(b) Maxeon Solar Technologies Ltd 301
153,919 (a) MaxLinear, Inc 3,425
5,296,520 MediaTek, Inc 121,094
10,689 (a),(b) Megachips Corp 299
16,131 Melexis NV 1,388
2,711,353 (a),(b) Meyer Burger Technology AG. 1,094
203,237 Microchip Technology, Inc 15,863
1,506,081 Micron Technology, Inc 102,459
30,700 Micronics Japan Co Ltd 434
167,891 Mimasu Semiconductor Industry Co Ltd 3,114
16,606 Mitsui High-Tec, Inc 860
25,288 MKS Instruments, Inc 2,188
64,677 Monolithic Power Systems, Inc 29,881
62,605 Montage Technology Co Ltd 426
541,075 Nanya Technology Corp 1,103
68,815 (a) National Silicon Industry Group Co Ltd 187
28,114 NAURA Technology Group Co Ltd 930
671,220 (a),(b) Navitas Semiconductor Corp 4,665
19,949 (a) NEPES Corp 248
85,424 NEXTIN, Inc 3,955
141,440 (a) Nordic Semiconductor ASA 1,454
73,614 (a) Nova Measuring Instruments Ltd 8,118
242,758 Novatek Microelectronics Corp Ltd 3,188
177,000 Nuvoton Technology Corp 688
4,106,538 Nvidia Corp 1,786,303
240,005 NXP Semiconductors NV 47,982
163,035 (a) ON Semiconductor Corp 15,154
115,281 (a) Onto Innovation, Inc 14,701
196,052 Optorun Co Ltd 2,405
301,000 Orient Semiconductor Electronics Ltd 392
289,000 Pan Jit International, Inc 574
30,000 Parade Technologies Ltd 918
110,400 (a) PDF Solutions, Inc 3,577
130,000 Phison Electronics Corp 1,841
223,050 (a) Photronics, Inc 4,508
10,081 Piotech, Inc 331
126,000 Pixart Imaging, Inc 473
2,508,000 Powerchip Semiconductor Manufacturing Corp 2,068
584,000 Powertech Technology, Inc 1,838
2,592 Protec Co Ltd 84
16,595 PSK, Inc 237
92,724 (a) PVA TePla AG. 1,501
38,168 (a) Qorvo, Inc 3,644
573,718 QUALCOMM, Inc 63,717
350,000 Radiant Opto-Electronics Corp 1,334
239,616 (a) Rambus, Inc 13,368
45,000 Raydium Semiconductor Corp 496
203,261 Realtek Semiconductor Corp 2,496
229,382 (a) REC Silicon ASA 342
2,123,300 (a) Renesas Electronics Corp 32,433
16,345 RFHIC Corp 184
61,311 RichWave Technology Corp 275
66,000 Risen Energy Co Ltd 173
17,800 Rockchip Electronics Co Ltd 150
465,200 Rohm Co Ltd 8,745
9,307 Rorze Corp 641
392,700 RS Technologies Co Ltd 7,487
13,825 S&S Tech Corp 451
268,500 Sanan Optoelectronics Co Ltd 568
19,513 Sanken Electric Co Ltd 1,180

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
67,938 (b) SCREEN Holdings Co Ltd $ 3,301
116,000 SDI Corp 384
65,047 (a) Semtech Corp 1,675
32,687 Seoul Semiconductor Co Ltd 255
59,406 (a) SFA Semicon Co Ltd 221
14,344 SG Micro Corp 153
94,920 Shanghai Aiko Solar Energy Co Ltd 291
29,410 Shanghai Fudan Microelectronics Group Co Ltd 193
18,721 Shenzhen SC New Energy Technology Corp 195
8,400 (a) Shibaura Mechatronics Corp 394
58,600 Shinko Electric Industries 2,274
119,613 (a) Shinsung Holdings Co Ltd 197
2,710,000 Sigurd Microelectronics Corp 4,825
2,897,512 Silergy Corp 27,465
147,917 (a),(b) Silex Systems Ltd 331
80,748 (a) Silicon Laboratories, Inc 9,358
14,833 Siltronic AG. 1,263
19,427 SIMMTECH Co Ltd 550
416,000 Sino-American Silicon Products, Inc 2,029
95,000 Sitronix Technology Corp 821
81,986 (a) SK Square Co Ltd 2,574
102,750 (a),(b) SkyWater Technology, Inc 619
61,248 Skyworks Solutions, Inc 6,038
13,010 (a) SMA Solar Technology AG. 841
421,102 (a) SMART Global Holdings, Inc 10,254
124,195 (a) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 373
37,100 Socionext, Inc 3,656
21,917 (a) SOITEC 3,637
5,700 StarPower Semiconductor Ltd 141
746,489 STMicroelectronics NV 32,191
14,753 SUESS MicroTec SE 341
297,142 Sumco Corp 3,867
402,000 Sunplus Technology Co Ltd 362
179,000 Taiwan Mask Corp 375
204,000 Taiwan Semiconductor Co Ltd 541
43,974,146 Taiwan Semiconductor Manufacturing Co Ltd 717,053
1,096,557 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 95,291
548,000 Taiwan Surface Mounting Technology Corp 1,564
270,000 Taiwan-Asia Semiconductor Corp 397
211,781 TCL Zhonghuan Renewable Energy Technology Co Ltd 678
233,129 (a),(b) Technoprobe S.p.A 1,832
58,927 Teradyne, Inc 5,920
8,147 Tesna Co Ltd 266
1,113,361 Texas Instruments, Inc 177,035
248,161 Tianshui Huatian Technology Co Ltd 306
4,237 Tokai Carbon Korea Co Ltd 296
502,600 Tokyo Electron Ltd 68,651
32,100 Tokyo Seimitsu Co Ltd 1,605
109,948 TongFu Microelectronics Co Ltd 289
248,539 Tongwei Co Ltd 1,100
249,406 Topco Scientific Co Ltd 1,311
92,261 (a) Tower Semiconductor Ltd (Tel Aviv) 2,250
61,200 Tri Chemical Laboratories, Inc 1,266
113,597 Trina Solar Co Ltd 477
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
3,586 TSE Co Ltd 113
437,946 TSEC Corp 385
5,592 (b) u-blox Holding AG. 474
40,544 Ulvac, Inc 1,461
2,384,400 UMS Holdings Ltd 2,261
46,068 Unigroup Guoxin Microelectronics Co Ltd 551
433,900 Unisem M Bhd 301

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,812,071 United Microelectronics Corp $ 6,757
1,224,000 United Renewable Energy Co Ltd/Taiwan 560
18,492 Universal Display Corp 2,903
34,000 UPI Semiconductor Corp 260
355,744 Vanguard International Semiconductor Corp 752
368,006 (a) Veeco Instruments, Inc 10,345
28,283 (a) Verisilicon Microelectronics Shanghai Co Ltd 233
177,000 Via Technologies, Inc 654
88,000 VisEra Technologies Co Ltd 567
141,000 Visual Photonics Epitaxy Co Ltd 648
504,800 ViTrox Corp Bhd 799
449,000 Wafer Works Corp 614
151,758 (a),(b) Weebit Nano Ltd 308
60,084 Will Semiconductor Co Ltd 769
270,000 Win Semiconductors Corp 1,082
1,223,389 Winbond Electronics Corp 962
17,000 WinWay Technology Co Ltd 358
245,945 (a),(b) Wolfspeed, Inc 9,370
216,559 WONIK IPS Co Ltd 5,125
12,602 Wonik QnC Corp 259
7,279 Wuxi Autowell Technology Co Ltd 143
50,385 (a),(c) X-Fab Silicon Foundries SE 519
4,455 (a),(c) X-Fab Silicon Foundries SE 46
81,263 Xinjiang Daqo New Energy Co Ltd 450
118,000 XinTec, Inc 431
2,031,214 Xinyi Solar Holdings Ltd 1,510
7,400 Yangzhou Yangjie Electronic Technology Co Ltd 35
58,606 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 383
24,000 ZillTek Technology Corp 252
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,780,526
SOFTWARE & SERVICES - 8.8%
83,400 (a),(b) 21Vianet Group, Inc (ADR) 261
184,587 360 Security Technology, Inc 249
1,139,255 (b) Accenture plc 349,877
2,913 Adesso SE 315
476,821 (a) Adobe, Inc 243,131
18,093 (a),(e) AGMO HOLDINGS BHD 2
53,800 (a),(b) Agora, Inc (ADR) 136
4,400 Ahnlab, Inc 209
68,302 (a) Akamai Technologies, Inc 7,277
12,462 Al Moammar Information Systems Co 471
51,890 (a) Alarm.com Holdings, Inc 3,173
37,945 (a) Alkami Technology, Inc 691
3,900 (b) Alpha Systems, Inc 74
24,381 Alten 3,199
120,105 (a) Alteryx, Inc 4,527
503,530 Altium Ltd 13,901
170,269 Amdocs Ltd 14,386
65,540 (a) Appfolio, Inc 11,970
51,500 (a) Appier Group, Inc 548
191,482 (a) AppLovin Corp 7,652
20,603 Arabian Internet & Communications Services Co 1,758
30,700 Argo Graphics, Inc 681
286,210 (a) Asana, Inc 5,240
140,800 (c) AsiaInfo Technologies Ltd 158
116,047 Asseco Poland S.A. 1,901
124,990 Atea ASA 1,561
361,047 (a) Atlassian Corp Ltd 72,755
92,465 (b) Atos Origin S.A. 641
3,257 Atoss Software AG. 673
5,789 Aubay 237

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,300 (a) Base Co Ltd $ 153
1,638,300 (a) BASE, Inc 3,272
194,391 Bechtle AG. 9,053
51,100 Beijing E-Hualu Information Technology Co Ltd 242
24,645 Beijing Kingsoft Office Software, Inc 1,255
67,932 Beijing Shiji Information Technology Co Ltd 106
152,866 Bentley Systems, Inc 7,668
77,741 (a) BILL Holdings, Inc 8,440
148,460 Birlasoft Ltd 860
22,098 (a),(b) Bitdeer Technologies Group 213
21,545 (a) Blackbaud, Inc 1,515
465,116 (a) BlackBerry Ltd 2,202
1,484,937 (a),(b) BrainChip Holdings Ltd 181
132,910 (a) Braze, Inc 6,211
74,426 (a) Brightcove, Inc 245
779,737 Bytes Technology Group plc 4,745
54,560 (a) Cadence Design Systems, Inc 12,783
98,477 CANCOM SE 2,621
582,537 Cap Gemini S.A. 101,649
12,116 cBrain A.S. 342
155,089 (a) CCC Intelligent Solutions Holdings, Inc 2,070
15,363 CE Info Systems Ltd 368
40,664 (a),(b) Cellebrite DI Ltd 311
53,235 (a) Ceridian HCM Holding, Inc 3,612
192,314 (a) CGI, Inc 18,956
36,500 (b) Change Holdings, Inc 429
283,100 (a),(b) Chatwork Co Ltd 1,544
118,449 (a) Check Point Software Technologies 15,787
14,276,000 (a) China Youzan Ltd 208
2,314,000 Chinasoft International Ltd 1,642
110,300 (a),(b) Chindata Group Holdings Ltd (ADR) 915
592,070 (a) Cleanspark, Inc 2,256
415,571 Clear Secure, Inc 7,912
214,644 (a) Cloudflare, Inc 13,531
34,252 Coforge Ltd 2,097
185,042 Cognizant Technology Solutions Corp (Class A) 12,535
396,711 (a) Commvault Systems, Inc 26,822
65,121 Computacenter plc 2,005
33,688 Comture Corp 521
140,288 (a) Confluent, Inc 4,154
18,224 Constellation Software, Inc 37,623
1,546,410 (b) Converge Technology Solutions Corp 3,165
65,642 (a),(c) Crayon Group Holding ASA 405
262,365 (a) Crowdstrike Holdings, Inc 43,915
110,051 (a) CyberArk Software Ltd 18,023
23,700 Cybozu, Inc 321
68,430 Cyient Ltd 1,394
2,659,500 (a) Dagang NeXchange Bhd 249
5,055,983 (a) Darktrace plc 24,737
731,735 Dassault Systemes SE 27,178
110,640 Data#3 Ltd 502
565,055 (a) Datadog, Inc 51,471
4,422 Datagroup SE 212
7,949 (a) Dear U Co Ltd 253
148,086 (a) Descartes Systems Group, Inc 10,869
61,777 DHC Software Co Ltd 55
105,800 Digital Arts, Inc 3,269
2,721,000 Digital China Holdings Ltd 863
30,513 Digital Garage, Inc 701
3,750 (b) Digital Value S.p.A 199
13,905 (a) Docebo, Inc 564
22,881 Dolby Laboratories, Inc (Class A) 1,814

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
508,210 (a) Domo, Inc $ 4,986
13,434 Douzone Bizon Co Ltd 288
201,072 (a) Dropbox, Inc 5,475
31,000 DTS Corp 661
173,155 (b) Dye & Durham Ltd 1,694
305,264 (a) Dynatrace, Inc 14,265
128,209 (a) Elastic NV 10,416
21,142 Elm Co 4,397
5,621 (a) EMRO, Inc 279
597,503 (a) EngageSmart, Inc 10,749
36,496 Enghouse Systems Ltd 806
189,651 (a) EPAM Systems, Inc 48,492
4,709 Esker S.A. 621
293,250 (a) Everbridge, Inc 6,575
17,134 (a) Fair Isaac Corp 14,881
21,006 (a) FD Technologies plc 374
64,104 FDM Group Holdings plc 407
498,329 (a) Five9, Inc 32,043
13,679 Formula Systems 1985 Ltd 1,009
254,561 (a) Fortinet, Inc 14,938
884,045 Fortnox AB 4,706
82,500 (a),(b) Freee KK 1,630
585,640 (a) Freshworks, Inc 11,666
88,547 (b) F-Secure Oyj 163
41,768 FUJI SOFT, Inc 1,351
213,800 Fujitsu Ltd 25,145
7,127 Fukui Computer Holdings, Inc 127
112,800 Future Architect, Inc 1,134
43,253 (a) Gartner, Inc 14,862
197,603 GB Group plc 517
845,824 (a) GDS Holdings Ltd 1,160
57,800 (a),(b) GDS Holdings Ltd (ADR) 633
3,480,721 Gen Digital, Inc 61,539
15,517 GFT Technologies SE 431
66,513 (a) Gitlab, Inc 3,008
77,537 (c) Global Dominion Access S.A. 275
35,921 (a) Globant S.A. 7,107
53,770 GMO internet, Inc 831
116,923 (a) GoDaddy, Inc 8,708
19,580 Hackett Group, Inc 462
143,517 Hansen Technologies Ltd 487
52,456 Happiest Minds Technologies Ltd 551
73,714 (a) HashiCorp, Inc 1,683
401,427 HCL Technologies Ltd 5,950
14,294 Hilan Ltd 742
13,613 Hinduja Global Solutions Ltd 164
54,052 Hundsun Technologies, Inc 241
184,864 (a),(b) Hut 8 Mining Corp 363
5,807 Hyundai Autoever Corp 802
23,700 (a) IBEX Holdings Ltd 366
58,583 Iflytek Co Ltd 408
102,494 Indra Sistemas S.A. 1,481
281,000 INESA Intelligent Tech, Inc 167
32,754 (a) Informatica, Inc 690
22,548 Information Services International-Dentsu Ltd 861
1,392,760 Infosys Technologies Ltd 23,935
17,890 (a),(b) Instructure Holdings, Inc 454
189,190 (a) Intapp, Inc 6,342
67,768 Intellect Design Arena Ltd 575
684,232 International Business Machines Corp 95,998
487,005 Intuit, Inc 248,830
41,532 (a) Ionos SE 628

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
912,662 Iress Market Technology Ltd $ 3,395
56,550 Isoftstone Information Technology Group Co Ltd 206
585,957 Justsystems Corp 11,718
69,570 Kainos Group plc 970
590,000 (a),(f) Kaonavi, Inc 8,731
818,779 Keywords Studios plc 15,394
121,690 (a) Kinaxis, Inc 13,724
1,171,495 (a) Kingdee International Software Group Co Ltd 1,434
83,200 (a),(b) Kingsoft Cloud Holdings Ltd (ADR) 410
79,260 (a),(b) Klaviyo, Inc 2,734
24,382 KNOW IT AB 283
34,183 Kontron AG. 662
359,883 KPIT Technologies Ltd 4,976
391,820 (a) Kyndryl Holdings, Inc 5,916
1,768,754 Learning Technologies Group plc 1,384
1,232,116 (a) Lightspeed Commerce, Inc 17,308
779,000 (b),(c) Linklogis, Inc 173
15,137 LiveChat Software S.A. 503
242,750 (a) LiveRamp Holdings, Inc 7,001
3,746,465 (c) Locaweb Servicos de Internet S.A. 4,763
466,645 (c) LTIMindtree Ltd 29,157
53,463 Magic Software Enterprises Ltd 606
43,860 (a) Manhattan Associates, Inc 8,669
14,076 Mastek Ltd 406
30,654 Matrix IT Ltd 627
488,170 (a) Matterport, Inc 1,059
207,791 (a) Megaport Ltd 1,560
13,539,379 Microsoft Corp 4,275,059
671,000 (b) Ming Yuan Cloud Group Holdings Ltd 292
35,167 Mitsubishi Research Institute, Inc 1,139
23,728 (a) Monday.com Ltd 3,778
36,488 (a) Money Forward, Inc 1,165
24,113 (a) MongoDB, Inc 8,340
63,243 Mphasis Ltd 1,803
7,477 (a),(b) Nagarro SE 539
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
21,067 NavInfo Co Ltd 29
207,027 NCC Group plc 298
41,413 (a),(b) nCino OpCo, Inc 1,317
97,549 (a) NCR Corp 2,631
209,500 NEC Corp 11,569
54,443 NEC Networks & System Integration Corp 715
63,057 Nemetschek SE 3,838
232,406 NET One Systems Co Ltd 4,410
219,707 (c) Netcompany Group A.S. 8,328
16,959 Newgen Software Technologies Ltd 183
1,268,066 (a) NEXTDC Ltd 10,033
69,128 (a) Nice Systems Ltd 11,790
640,084 Nihon Unisys Ltd 15,983
201,800 Nippon System Development Co Ltd 3,825
85,000 Nomura Research Institute Ltd 2,209
14,315 (a) Northern Data AG. 349
25,292 NS Solutions Corp 719
138,900 NTT Data Corp 1,859
362,414 (a) Nutanix, Inc 12,641
84,200 OBIC Business Consultants Ltd 3,485
15,400 Obic Co Ltd 2,333
25,295 Objective Corp Ltd 174
113,798 (a) Okta, Inc 9,276
280,780 (a) Olo, Inc 1,702
38,911 One Software Technologies Ltd 491
245,942 Open Text Corp (Toronto) 8,632

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,103,693 Oracle Corp $ 434,663
8,300 (a) Oracle Corp Japan 615
106,096 Oracle Financial Services Software Ltd 5,237
25,100 Otsuka Corp 1,062
31,822 (a),(b) OVH Groupe SAS 288
1,395,110 (a) Palantir Technologies, Inc 22,322
1,430,101 (a) Palo Alto Networks, Inc 335,273
18,646 Paycom Software, Inc 4,834
42,495 (a),(b) Paycor HCM, Inc 970
44,487 (a) Paylocity Holding Corp 8,083
24,989 Pegasystems, Inc 1,085
44,170 Perfect Presentation For Commercial Services Co 262
41,285 Persistent Systems Ltd 2,869
64,200 (a),(b) PKSHA Technology, Inc 1,164
19,900 Plus Alpha Consulting Co Ltd 373
50,603 (b) POSCO DX Co Ltd 2,023
747,861 (a),(b) PowerSchool Holdings, Inc 16,947
43,190 (a) Procore Technologies, Inc 2,821
249,978 (a) PTC, Inc 35,417
785,998 (a) Q2 Holdings, Inc 25,364
32,011 (a) Qi An Xin Technology Group, Inc 226
123,800 (a),(c) Qingdao Ainnovation Technology Group Co Ltd 189
15,874 (a),(b) QT Group Oyj 869
76,700 Rakus Co Ltd 1,052
31,556 (a) Rategain Travel Technologies Ltd 225
20,500 Reply S.p.A 1,924
59,410 (a) RingCentral, Inc 1,760
59,563 (a) Riskified Ltd 267
368,480 Roper Industries, Inc 178,447
27,825 Route Mobile Ltd 531
1,120,670 Sage Group plc 13,486
2,588,745 (a) Salesforce, Inc 524,946
16,312 Samsung SDS Co Ltd 1,634
11,780 Sangfor Technologies, Inc 151
62,700 (a) Sansan, Inc 525
1,162,918 SAP AG. 150,530
48,623 Sapiens International Corp NV 1,395
165,350 Sapiens International Corp NV 4,701
10,700 SB Technology Corp 161
1,315 Secunet Security Networks AG. 278
149,600 (a) SEMrush Holdings, Inc 1,272
443,396 (a) SentinelOne, Inc 7,476
389,935 (a) ServiceNow, Inc 217,958
49,602 Shanghai Baosight Software Co Ltd 307
583,332 Shanghai Baosight Software Co Ltd 1,229
220,372 (a) SHIFT, Inc 40,075
2,236,179 (a) Shopify, Inc (Class A) 122,062
20,592 (a) SimilarWeb Ltd 133
21,500 Simplex Holdings, Inc 389
564,445 (a),(c) Sinch AB 985
515,857 (a) SiteMinder Ltd 1,529
200,873 (a) Smartsheet, Inc 8,127
245,741 (a) Snowflake, Inc 37,542
483,421 Softcat plc 8,605
89,023 Sonata Software Ltd 1,132
65,095 Sopra Group S.A. 13,438
119,098 (a) Splunk, Inc 17,418
741,640 (a) Sprinklr, Inc 10,264
463,044 (a),(b) Sprout Social, Inc 23,097
29,837 (a) SPS Commerce, Inc 5,090
86,600 (a) Squarespace, Inc 2,509
483,500 Sumisho Computer Systems Corp 8,430

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
637,224 SUNeVision Holdings Ltd $ 263
33,968 (b) SUSE S.A. 458
658,983 (a) Synopsys, Inc 302,453
6,427,712 Systena Corp 11,553
122,000 Systex Corp 400
57,195 Tanla Platforms Ltd 713
784,634 Tata Consultancy Services Ltd 33,223
28,230 Tata Elxsi Ltd 2,450
117,159 (a),(c) TeamViewer SE 1,969
227,374 Tech Mahindra Ltd 3,338
166,700 TechMatrix Corp 1,764
682,156 Technology One Ltd 6,765
69,625 Temenos Group AG. 4,870
467,606 (a) Teradata Corp 21,052
23,661 Thunder Software Technology Co Ltd 248
87,780 (b) Tietoenator Oyj 1,972
539,400 TIS, Inc 11,861
64,142 (a) TomTom NV 457
405,752 TOTVS S.A. 2,179
296,339 (a) Trade Desk, Inc 23,159
198,100 (a) Trend Micro, Inc 7,499
11,507 Trifork Holding AG. 193
191,265 (a),(b) Truecaller AB 664
188,800 (a) Tuya, Inc (ADR) 293
153,729 (a) Twilio, Inc 8,998
384,959 (a) UiPath, Inc 6,587
217,820 (a) Unity Software, Inc 6,837
216,910 (a) Varonis Systems, Inc 6,624
68,640 (a) VeriSign, Inc 13,902
25,739 Vitec Software Group AB 1,207
162,404 (a) VMware, Inc (Class A) 27,037
1,344,000 (a),(b) Vobile Group Ltd 348
41,194 (a),(b) WalkMe Ltd 391
7,613 Wavestone 399
187,380 (a) Weave Communications, Inc 1,527
1,765,000 (a),(b),(c) Weimob, Inc 757
12,559 (b) Wiit S.p.A 201
13,700 WingArc1st, Inc 234
552,695 Wipro Ltd 2,692
193,329 WiseTech Global Ltd 8,025
58,458 (a) Wix.com Ltd 5,366
535,711 (a) Workday, Inc 115,098
139,654 (a) Workiva, Inc 14,153
122,102 (a) Xero Ltd 8,781
89,487 Yonyou Network Technology Co Ltd 204
94,829 Zensar Technologies Ltd 589
277,970 (a) Zeta Global Holdings Corp 2,321
42,674 (a) Zoom Video Communications, Inc 2,985
82,188 (a) Zscaler, Inc 12,788
49,800 Zuken, Inc 1,202
1,336,210 (a) Zuora, Inc 11,010
TOTAL SOFTWARE & SERVICES 9,536,195
TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
306,444 (b) AAC Technologies Holdings, Inc 523
55,000 Ability Opto-Electronics Technology Co Ltd 249
51,700 Accelink Technologies Co Ltd 230
433,831 Accton Technology Corp 6,656
1,231,532 Acer, Inc 1,388
78,000 Adlink Technology, Inc 149
15,087 (a) ADVA Optical Networking SE 320
30,000 Advanced Ceramic X Corp 195

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
189,543 Advantech Co Ltd $ 2,030
25,006 Ai Holdings Corp 396
4,393,000 Alpha Networks, Inc 5,370
154,100 (b) Alps Electric Co Ltd 1,336
5,288 ALSO Holding AG. 1,327
44,450 Amano Corp 976
219,982 Amphenol Corp (Class A) 18,476
19,500 Anker Innovations Technology Co Ltd 250
121,793 (b) Anritsu Corp 869
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
84,000 Apex International Co Ltd 147
21,208,085 (i) Apple, Inc 3,631,036
128,000 Arcadyan Technology Corp 643
559,896 (a) Arista Networks, Inc 102,982
1,246,379 (a) Arlo Technologies, Inc 12,838
21,592 (a) Arrow Electronics, Inc 2,704
175,000 Asia Optical Co, Inc 342
1,024,385 Asia Vital Components Co Ltd 10,900
27,000 ASROCK, Inc 178
298,026 Asustek Computer, Inc 3,391
20,622 AT&S Austria Technologie & Systemtechnik AG. 609
2,809,827 AU Optronics Corp 1,428
637,000 AURAS Technology Co Ltd 6,338
12,613 (a),(c) Avalon Technologies Ltd 84
100,900 Avary Holding Shenzhen Co Ltd 282
35,698 Avnet, Inc 1,720
97,700 Azbil Corp 2,985
56,212 (b) Barco NV 1,091
8,800 Basler AG. 91
51,300 Belden CDT, Inc 4,953
1,238,000 Benq Corp 1,717
22,617 BH Co Ltd 349
1,119,337 BOE Technology Group Co Ltd 593
266,000 (b) BOE Varitronix Ltd 245
51,000 Brother Industries Ltd 822
343,439 BYD Electronic International Co Ltd 1,560
92,100 (a) Calix, Inc 4,222
139,600 (a),(b) Canaan, Inc (ADR) 254
47,200 (a) Canon Electronics, Inc 597
36,290 Canon Marketing Japan, Inc 941
612,400 Canon, Inc 14,752
339,000 Career Technology MFG. Co Ltd 229
245,947 Catcher Technology Co Ltd 1,392
102,712 CDW Corp 20,723
437,209 (a) Celestica, Inc 10,700
344,000 Chang Wah Electromaterials, Inc 331
133,000 Channel Well Technology Co Ltd 319
105,845 Chaozhou Three-Circle Group Co Ltd 450
48,000 Chenbro Micom Co Ltd 325
296,000 Cheng Uei Precision Industry Co Ltd 375
674,000 Chicony Electronics Co Ltd 2,414
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
107,557 China Greatwall Technology Group Co Ltd 155
644,120 China Railway Signal & Communication Corp Ltd 466
23,300 China Zhenhua Group Science & Technology Co Ltd 259
281,000 Chin-Poon Industrial Co Ltd 342
317,000 Chroma ATE, Inc 2,719
18,000 Chunghwa Precision Test Tech Co Ltd 324
931,903 (a) Ciena Corp 44,042
5,249,009 Cisco Systems, Inc 282,187
182,400 (b) Citizen Watch Co Ltd 1,122
264,000 Clevo Co 258

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
80,962 Codan Ltd $ 410
132,491 Cognex Corp 5,623
90,280 (a) Coherent Corp 2,947
1,744,312 Comba Telecom Systems Holdings Ltd 227
34,001 Comet Holding AG. 7,560
6,663 (a) CommScope Holding Co, Inc 22
1,816,524 Compal Electronics, Inc 1,731
797,000 Compeq Manufacturing Co Ltd 1,310
185,980 Comtech Telecommunications Corp 1,627
208,000 Coretronic Corp 496
290,685 Corning, Inc 8,857
20,284 (a) CosmoAM&T Co Ltd 2,233
186,000 Co-Tech Development Corp 357
241,000 (a),(b) Cowell e Holdings, Inc 478
31,406 Daeduck Electronics Co Ltd 607
8,723 Daejoo Electronic Materials Co Ltd 539
68,070 Daiwabo Co Ltd 1,305
142,000 Darfon Electronics Corp 190
9,381 Datalogic S.p.A. 60
170,482 DataTec Ltd 324
1,290,070 Delta Electronics Thailand PCL 2,916
4,580,673 Delta Electronics, Inc 46,136
46,501 (b) Dexerials Corp 1,145
49,811 Dicker Data Ltd 309
3,977,060 Ditto Thailand PCL 2,966
31,912 Dreamtech Co Ltd 332
457,000 Dynapack International Technology Corp 1,137
3,874,156 E Ink Holdings, Inc 21,602
233,300 Eastern Communications Co Ltd 93
10,724 Eizo Nanao Corp 363
33,996 Elecom Co Ltd 396
221,000 Elite Material Co Ltd 2,939
454,000 Elitegroup Computer Systems Co Ltd 418
10,345 EM-Tech Co Ltd 381
63,679 Ennoconn Corp 519
41,500 Eoptolink Technology, Inc Ltd 262
26,208 (a) ePlus, Inc 1,665
3,198,459 (b) Ericsson (LM) (B Shares) 15,582
49,709 (a) EV Advanced Material Co Ltd 138
109,493 (a) Everdisplay Optronics Shanghai Co Ltd 39
32,127 Evertz Technologies Ltd 296
117,290 (a),(b) Evolv Technologies Holdings, Inc 570
808,272 (a) Extreme Networks, Inc 19,568
22,636 (a) F5 Networks, Inc 3,648
66,380 (a) Fabrinet 11,060
3,060,000 (a) FIH Mobile Ltd 261
256,000 FLEXium Interconnect, Inc 699
2,049,554 (a) Flextronics International Ltd 55,297
294,100 Forth Corp PCL 233
20,521,372 Foxconn Industrial Internet Co Ltd 55,653
2,709,000 Foxconn Technology Co Ltd 4,847
184,228 FUJIFILM Holdings Corp 10,658
183,000 General Interface Solution Holding Ltd 335
68,000 Genius Electronic Optical Co Ltd 777
72,365 Genus Power Infrastructures Ltd 222
291,000 Getac Holdings Corp 701
444,000 Gigabyte Technology Co Ltd 3,903
230,000 Global Brands Manufacture Ltd 442
71,822 GoerTek, Inc 155
305,400 Gold Circuit Electronics Ltd 2,081
187,236 GRG Banking Equipment Co Ltd 311
117,597 Guangzhou Haige Communications Group, Inc Co 182
34,018 Guangzhou Shiyuan Electronic Technology Co Ltd 237
9,700 (b) Hakuto Co Ltd 328

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
574,036 Halma plc $ 13,525
30,900 Hamamatsu Photonics KK 1,299
480,000 Hana Microelectronics PCL (Foreign) 779
368,000 Hannstar Board Corp 678
1,955,000 HannStar Display Corp 703
96,300 Hengdian Group DMEGC Magnetics Co Ltd 216
139,300 Hengtong Optic-electric Co Ltd 270
5,629,597 Hewlett Packard Enterprise Co 97,786
103,051 Hexagon AB 877
551,000 (a) High Tech Computer Corp 824
7,500 Hioki EE Corp 362
6,800 Hirose Electric Co Ltd 787
23,855 HMS Networks AB 869
112,350 Holy Stone Enterprise Co Ltd 341
10,368,640 Hon Hai Precision Industry Co, Ltd 33,421
29,499 Horiba Ltd 1,594
30,800 Hosiden Corp 395
660,089 HP, Inc 16,964
68,600 Huagong Tech Co Ltd 316
90,000 Ibase Technology, Inc 265
95,200 Ibiden Co Ltd 5,049
15,754 (a),(b) Incap Oyj 141
1,411 Inficon Holding AG. 1,720
1 (a) Infinera Corp 0^
57,850 Innodisk Corp 533
3,965,456 InnoLux Display Corp 1,617
94,427 (a),(b) Innoviz Technologies Ltd 184
44,200 Inspur Electronic Information Industry Co Ltd 228
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 270
6,763 Intellian Technologies, Inc 410
10,494 INTOPS Co Ltd 214
1,144,172 Inventec Co Ltd 1,744
11,711 (a) IPG Photonics Corp 1,189
16,600 Iriso Electronics Co Ltd 466
39,184 IsuPetasys Co Ltd 804
149,000 ITEQ Corp 422
7,330 (a) Itron, Inc 444
26,501 Ituran Location and Control Ltd 792
83,753 Jabil Inc 10,627
11,269 (a) Jahwa Electronics Co Ltd 204
37,642 Japan Aviation Electronics Industry Ltd 748
539,694 (a),(b) Japan Display, Inc 137
610,900 Jaymart Group Holdings PCL 381
42,543 Jenoptik AG. 1,075
127,114 Juniper Networks, Inc 3,532
15,000 Kaga Electronics Co Ltd 650
11,993 (a) Kaynes Technology India Ltd 332
744,200 KCE Electronics PCL 1,123
191,470 Keyence Corp 70,811
66,936 (a) Keysight Technologies, Inc 8,856
31,460 (a) Kimball Electronics, Inc 861
48,000 King Slide Works Co Ltd 1,234
302,205 Kingboard Chemical Holdings Ltd 677
951,246 Kingboard Laminates Holdings Ltd 671
136,087 Kitron ASA 450
17,232 (a) KMW Co Ltd 164
30,000 (b) Koa Corp 361
384,700 Konica Minolta Holdings, Inc 1,252
70,600 Kyocera Corp 3,579
21,045 L&F Co Ltd 2,686
70,823 Landis&Gyr Group AG. 5,111
41,625 Largan Precision Co Ltd 2,758
502 LEM Holding S.A. 1,122
3,098,399 Lenovo Group Ltd 3,177

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
281,923 Lens Technology Co Ltd $ 476
95,393 LG Display Co Ltd 926
5,804 LG Innotek Co Ltd 1,052
485,284 Lingyi iTech Guangdong Co 380
842,277 Lite-On Technology Corp 3,180
5,295 Littelfuse, Inc 1,310
179,646 Logitech International S.A. 12,359
67,999 Lotes Co Ltd 1,738
18,087 Lotte Energy Materials Corp 532
52,694 (a),(b) Lumentum Holdings, Inc 2,381
91,000 LuxNet Corp 406
357,924 Luxshare Precision Industry Co Ltd 1,468
40,007 Macnica Holdings, Inc 1,878
7,100 (b) Maruwa Co Ltd 1,111
31,100 Maxell Holdings Ltd 348
29,034 Maxscend Microelectronics Co Ltd 465
205,991 MCJ Co Ltd 1,545
8,801 Mcnex Co Ltd 171
18,800 Meiko Electronics Co 426
28,765 Melco Holdings, Inc 599
5,681,900 Metrodata Electronics Tbk PT 182
198,000 (a),(b),(d) MH Development Ltd 0^
60,932 (b) Micronic AB 1,256
307,200 Micro-Star International Co Ltd 1,563
2,572,000 Mitac Holdings Corp 3,248
683,010 Motorola Solutions, Inc 185,943
2,139,390 Murata Manufacturing Co Ltd 39,027
87,000 Nan Ya Printed Circuit Board Corp 721
195,400 (a),(b) Nano Dimension Ltd (ADR) 531
99,800 Napco Security Technologies, Inc 2,221
174,578 National Instruments Corp 10,408
518,400 Nationgate Holdings Bhd 146
9,166 (a) Nayax Ltd 212
30,583 Neopost S.A. 616
159,847 NetApp, Inc 12,129
54,500 (a) Netscout Systems, Inc 1,527
408,800 (a) Nex Point Parts PCL 126
40,450 Nichicon Corp 381
417,700 (b) Nihon Dempa Kogyo Co Ltd 3,889
64,615 Ninestar Corp 229
73,600 Nippon Ceramic Co Ltd 1,310
68,676 Nippon Electric Glass Co Ltd 1,279
26,556 Nippon Signal Co Ltd 167
35,660 Nissha Printing Co Ltd 400
14,572 Nohmi Bosai Ltd 172
1 Nokia Corp (ADR) 0^
5,845,033 Nokia Oyj 21,978
15,517 (a) Note AB 223
70,936 Oki Electric Industry Co Ltd 477
79,389 Omron Corp 3,533
29,179 Optex Group Co Ltd 316
47,163 Oxford Instruments plc 1,254
254,000 Pan-International Industrial 292
4,331 Park Systems Corp 523
28,295 Partron Co Ltd 165
623,000 PAX Global Technology Ltd 439
24,790 PC Connection, Inc 1,323
829,915 Pegatron Corp 1,970
334,000 Primax Electronics Ltd 717
213,599 (a) Pure Storage, Inc 7,608
1,135,390 Quanta Computer, Inc 8,497
179,000 Quanta Storage, Inc 463
32,672 (a) Radware Ltd 553
21,636 Raytron Technology Co Ltd 142

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
519,037 Redington Ltd $ 964
29,143 Renishaw plc 1,252
10,947 Restar Holdings Corp 179
67,210 (a) Ribbon Communications, Inc 180
120,700 Ricoh Co Ltd 1,041
11,126 Riken Keiki Co Ltd 448
14,898 Riso Kagaku Corp 233
11,333 (b) Ryosan Co Ltd 337
15,400 Ryoyo Electro Corp 339
23,414 Samsung Electro-Mechanics Co Ltd 2,379
8,336,055 Samsung Electronics Co Ltd 421,422
347,610 Samsung Electronics Co Ltd (Preference) 14,004
81,923 Samsung SDI Co Ltd 30,960
10,879 Sang-A Frontec Co Ltd 163
294,702 (a) Sanmina Corp 15,996
32,264 (a) Scansource, Inc 978
18,778 (a),(b) Seco S.p.A 82
64,200 (b) Seiko Epson Corp 1,008
7,861 (a),(b),(c) Sensirion Holding AG. 629
26,000 Sensortek Technology Corp 309
24,870 Seojin System Co Ltd 288
471,000 Sercomm Corp 1,795
3,579 (a) Seronics Co Ltd 75
32,359 Sesa S.p.A 3,390
5,236 (a),(b) SES-imagotag S.A. 610
5,834 Shanghai Friendess Electronic Technology Corp Ltd 199
120,784 Shengyi Technology Co Ltd 254
19,805 Shennan Circuits Co Ltd 181
63,100 Shenzhen SED Industry Co Ltd 193
32,500 Shenzhen Sunlord Electronics Co Ltd 128
43,354 Shenzhen Transsion Holdings Co Ltd 868
292,500 Shimadzu Corp 7,759
22,800 Siix Corp 232
629,000 Simplo Technology Co Ltd 6,539
292,000 Sinbon Electronics Co Ltd 2,927
1,449,200 SKP Resources Bhd 307
24,077 (b) Softchoice Corp 265
353,215 Softwareone Holding AG. 6,976
34,065 (a) SOLUM Co Ltd 779
14,743 Solus Advanced Materials Co Ltd 318
250,827 Spectris plc 10,370
62,000 Speed Tech Corp 102
4,694,035 Spirent Communications plc 7,904
36,569 (a) STCUBE 326
164,392 Sterlite Technologies Ltd 318
299,949 Sunny Optical Technology Group Co Ltd 2,079
174,196 (a) Super Micro Computer, Inc 47,768
3,348,277 Supreme Electronics Co Ltd 5,719
93,241 Suzhou Dongshan Precision Manufacturing Co Ltd 221
25,900 Suzhou TFC Optical Communication Co Ltd 338
79,340 SYNNEX Corp 7,923
473,621 Synnex Technology International Corp 941
35,247 Syrma SGS Technology Ltd 259
225,000 Taiwan Union Technology Corp 950
351,540 (b) Taiyo Yuden Co Ltd 9,498
485,500 TDK Corp 17,949
858,415 TE Connectivity Ltd 106,040
45,850 (a),(c) Tejas Networks Ltd 482
149,000 Test Research, Inc 281
50,000 Thinking Electronic Industrial Co Ltd 227
20,004 Tianjin 712 Communication & Broadcasting Co Ltd 69
73,730 Tianma Microelectronics Co Ltd 93
18,300 (b) Tokyo Electron Device Ltd 433
146,640 Tong Hsing Electronic Industries Ltd 678

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
80,356 Topcon Corp $ 886
19,585 Toshiba TEC Corp 447
280,000 TPK Holding Co Ltd 292
944,000 Transcend Information, Inc 2,124
93,087 (a) Trimble Inc 5,014
370,000 Tripod Technology Corp 2,210
5,716,000 Truly International Holdings 522
1,138,223 (a) TTM Technologies, Inc 14,660
239,000 TXC Corp 717
3,174 (b) Ubiquiti, Inc 461
575,011 Unimicron Technology Corp 3,102
170,611 Unisplendour Corp Ltd 551
60,300 Universal Scientific Industrial Shanghai Co Ltd 121
1,088,700 Venture Corp Ltd 9,830
21,000 VIA Labs, Inc 134
304,616 (a) Viasat, Inc 5,623
11,920 (a) Vishay Precision Group, Inc 400
21,000 Vivotek, Inc 100
798,019 Vontier Corp 24,675
2,606,200 VS Industry Bhd 566
585,042 VSTECS Holdings Ltd 328
322,385 Vtech Holdings Ltd 1,929
126,900 Wacom Co Ltd 503
126,000 Wah Lee Industrial Corp 364
275,000 Walsin Technology Corp 875
1,920,000 Wasion Holdings Ltd 711
120,981 (a) Western Digital Corp 5,520
68,184 Wingtech Technology Co Ltd 408
190,500 (a),(d),(g) Wintek Corp 0^
1,106,000 Wistron Corp 3,503
245,000 Wistron NeWeb Corp 1,048
78,049 Wiwynn Corp 3,639
667,519 WPG Holdings Ltd 1,254
366,000 WT Microelectronics Co Ltd 1,265
120,615 Wuhan Guide Infrared Co Ltd 126
135,152 WUS Printed Circuit Kunshan Co Ltd 417
822,300 Xerox Holdings Corp 12,902
10,700 Xiamen Faratronic Co Ltd 142
13,142,400 (a),(c) Xiaomi Corp 20,589
15,750 (a),(d) Ya Hsin Industrial Co Ltd 0^
137,801 Yageo Corp 2,244
53,685 Yealink Network Technology Corp Ltd 263
50,200 Yokogawa Electric Corp 969
12,584 Yokowo Co Ltd 132
38,779 (a) Zebra Technologies Corp (Class A) 9,172
23,123 Zen Technologies Ltd 212
205,518 Zhejiang Dahua Technology Co Ltd 628
32,010 Zhejiang Supcon Technology Co Ltd 209
288,558 Zhen Ding Technology Holding Ltd 881
50,323 Zhongji Innolight Co Ltd 803
239,203 ZTE Corp 1,074
335,399 ZTE Corp (Class H) 1,009
199,000 Zyxel Group Corp 308
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,085,174
TELECOMMUNICATION SERVICES - 1.0%
519,571 Advanced Info Service PCL 3,245
732,548 (c) Airtel Africa plc 1,120
717,057 AL Yah Satellite Communications Co-Pjsc-Yah Sat 523
16,461,232 (b) America Movil SAB de C.V. 14,253
9,205,668 AT&T, Inc 138,269
123,507 (a),(b) Aussie Broadband Ltd 325
1,258,806 Axiata Group Bhd 667
46,190 (a) Bandwidth, Inc 521

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
66,275 (b) BCE, Inc $ 2,530
1,731,762 Bezeq Israeli Telecommunication Corp Ltd 2,447
1,944,087 Bharti Airtel Ltd 21,650
7,048,714 BT Group plc 10,010
77,442 (a) Cellcom Israel Ltd 251
617,404 (c) Cellnex Telecom S.A. 21,475
22,300 Chief Telecom, Inc 244
12,195,912 (c) China Tower Corp Ltd 1,165
1,648,653 Chunghwa Telecom Co Ltd 5,926
1,230,641 Citic Telecom International Holdings Ltd 487
64,200 Cogent Communications Group, Inc 3,974
3,757,614 Deutsche Telekom AG. 78,823
1,485,344 Digi.Com BHD 1,382
28,868 Drillisch AG. 488
155,906 Elisa Oyj (Series A) 7,230
2,984,283 Emirates Telecommunications Group Co PJSC 16,607
105,726 Empresa Nacional de Telecomunicaciones S.A. 356
333,622 Etihad Etisalat Co 3,963
697,282 Far EasTone Telecommunications Co Ltd 1,571
99,114 Freenet AG. 2,320
28,192 (a) Frontier Communications Parent, Inc 441
77,578 Gamma Communications plc 1,033
186,824 (a),(d) GCI Liberty, Inc 2
611,057 (a) Helios Towers plc 547
167,668 Hellenic Telecommunications Organization S.A. 2,446
565,175 HFCL Ltd 523
784,120 HKBN Ltd 319
3,117,437 HKT Trust & HKT Ltd 3,251
1,271,607 Hutchison Telecommunications Hong Kong Holdings Ltd 173
55,980 (a) IDT Corp 1,234
368,775 Infrastrutture Wireless Italiane S.p.A 4,382
91,448 Internet Initiative Japan, Inc 1,477
860,500 Intouch Holdings PCL (Class F) 1,738
95,756 Iridium Communications, Inc 4,356
4,399,900 Jasmine International PCL 251
371,000 (a),(b) JTOWER, Inc 15,227
1,105,096 KDDI Corp 33,828
12,926,394 Koninklijke KPN NV 42,588
29,579 KT Corp 728
222,725 (a),(b),(d) Let's GOWEX S.A. 2
89,241 LG Telecom Ltd 685
78,240 (a) Liberty Latin America Ltd (Class A) 638
626,083 (a) Liberty Latin America Ltd (Class C) 5,109
352,205 Magyar Telekom 516
975,083 Maxis Bhd 838
144,644 (a),(b) Millicom International Cellular S.A. 2,242
1,910,638 Mobile Telecommunications Co KSCP 3,007
384,421 Mobile Telecommunications Co Saudi Arabia 1,349
1,462,215 MTN Group Ltd 8,715
4,454,066 NetLink NBN Trust 2,734
19,422,000 Nippon Telegraph & Telephone Corp 22,989
168,575 NOS SGPS S.A. 621
18,100 Okinawa Cellular Telephone Co 390
134,822 (a) Ooma, Inc 1,754
753,115 Ooredoo QPSC 2,212
990,000 (b) Operadora De Sites Mexicanos SAB de C.V. 823
2,147,902 Orange S. A. 24,637
127,867 (a) Partner Communications 503
4,670,000 PCCW Ltd 2,127
34,414 PLDT, Inc 714
138,020 Proximus plc 1,121
75,764 (c) RAI Way S.p.A 397

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
94,951 Railtel Corp of India Ltd $ 255
322,293 Rogers Communications, Inc (Class B) 12,374
15,143,533 Sarana Menara Nusantara Tbk PT 940
1,745,460 Saudi Telecom Co 17,505
5,720,328 Singapore Telecommunications Ltd 10,126
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
1,446,730 (a),(b) Sitios Latinoamerica SAB de C.V. 576
53,094 SK Telecom Co Ltd 2,045
112,264,304 (a) Smartfren Telecom Tbk PT 407
342,641 SmarTone Telecommunications Holding Ltd 173
1,439,500 SoftBank Corp 16,293
957,698 Softbank Group Corp 40,344
154,200 Spok Holdings, Inc 2,200
530,114 StarHub Ltd 430
28,332 Swisscom AG. 16,823
745,506 Taiwan Mobile Co Ltd 2,186
409,747 (a) Tata Teleservices Maharashtra Ltd 489
578,620 Tele2 AB (B Shares) 4,425
1,571,281 Telecom Corp of New Zealand Ltd 4,523
276,074 Telecom Egypt 267
10,742,922 (a),(b) Telecom Italia S.p.A. 3,350
378,685 Telefonica Brasil S.A. 3,253
968,149 Telefonica Deutschland Holding AG. 1,732
5,986,894 (b) Telefonica S.A. 24,459
551,109 Telekom Malaysia BHD 575
534,506 Telekomunikacja Polska S.A. 912
764,328 Telenor ASA 8,668
2,566,299 TeliaSonera AB 5,293
42,499,401 Telkom Indonesia Persero Tbk PT 10,302
219,328 (a) Telkom S.A. Ltd 269
3,620,436 Telstra Corp Ltd 8,945
427,726 TELUS Corp 6,985
589,800 Thaicom PCL 227
743,249 TIM S.A. 2,202
864,100 TIME dotCom Bhd 998
1,348,295 (a) T-Mobile US, Inc 188,829
4,384,453 True Corp PCL 851
1,095,963 (a) Turkcell Iletisim Hizmet AS 2,126
71,640 United Internet AG. 1,531
16,700 Usen-Next Holdings Co Ltd 374
2,959,593 Verizon Communications, Inc 95,920
34,742 (a) Vision, Inc 351
546,501 Vodacom Group Ltd 3,053
26,756,229 Vodafone Group plc 25,081
8,127,879 (a) Vodafone Idea Ltd 1,138
1,323,826 Vodafone Qatar QSC 655
4,107,900 XL Axiata Tbk PT 632
TOTAL TELECOMMUNICATION SERVICES 1,071,582
TRANSPORTATION - 1.7%
110,806 Abu Dhabi Aviation Co 221
457,923 Adani Ports & Special Economic Zone Ltd 4,539
206,227 (a) Aegean Airlines S.A. 2,286
81,953 Aena SME S.A. 12,332
32,413 Aeroports de Paris 3,823
1,420,909 Agility Public Warehousing Co KSC 2,559
1,899,249 Air Arabia PJSC 1,453
158,838 (a) Air Canada 2,266
294,929 (a) Air China Ltd 327
793,910 (a) Air China Ltd (H shares) 535
95,735 (a) Air France-KLM 1,198
1,414,105 Air New Zealand Ltd 619

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
500,031 (a) Air Transport Services Group, Inc $ 10,436
3,681,288 Airports of Thailand PCL 7,043
95,050 (a) Alaska Air Group, Inc 3,524
108,595 (a),(b) All Nippon Airways Co Ltd 2,274
57,694 Allcargo Logistics Ltd 189
5,888 (a),(b) Amerco, Inc 321
492,105 (a) American Airlines Group, Inc 6,304
634,771 (a),(b),(d),(g) AMR Corporation 6
1,971,500 (a) ANE Cayman, Inc 1,616
370,000 Anhui Expressway Co Ltd 386
3,310 AP Moller - Maersk AS (Class A) 5,858
5,298 AP Moller - Maersk AS (Class B) 9,531
598,910 Aramex PJSC 351
154,855 ArcBest Corp 15,741
3,686,500 (a) Asia Aviation PCL 261
24,385 (a) Asiana Airlines, Inc 184
39,167,400 (a) Astrindo Nusantara Infrastructure Tbk PT 284
1,200,331 Atlas Arteria Ltd 4,250
275,479 Auckland International Airport Ltd 1,306
1,551,098 Aurizon Holdings Ltd 3,468
15,513 (a) Avis Budget Group, Inc 2,788
27,850 (b) AZ-COM MARUWA Holdings, Inc 396
237,800 (a) Azul S.A. 685
641,900 (a) Bangkok Airways PCL 274
140,900 Bangkok Aviation Fuel Services PCL 107
5,682,962 Bangkok Expressway & Metro PCL 1,292
2,006,810 (a) Beijing Capital International Airport Co Ltd 928
958,400 Beijing-Shanghai High Speed Railway Co Ltd 675
70,208 Belships ASA 118
4,426 Blue Dart Express Ltd 356
89,994 (b) bpost S.A. 493
5,371,937 BTS Group Holdings PCL 1,104
644,214 Canadian National Railway Co 69,764
845,753 (b) Canadian Pacific Railway Ltd 62,866
276,000 Canggang Railway Ltd 388
6,654 (b) Cargojet, Inc 441
59,960 (a),(b) Cathay Pacific Airways Ltd 61
218,200 Cebu Air, Inc 131
715,815 Central Japan Railway Co 17,407
87,861 CH Robinson Worldwide, Inc 7,567
1,115,000 China Airlines 734
437,500 (a) China Eastern Airlines Corp Ltd 264
614,667 China Merchants Holdings International Co Ltd 764
830,447 (a) China Southern Airlines Co Ltd 403
283,159 (a) China Southern Airlines Co Ltd (Class A) 238
57,888 (a),(b) Chorus Aviation, Inc 100
764,272 Cia de Concessoes Rodoviarias 1,960
50,126 Cia de Distribucion Integral Logista Holdings S.A. 1,281
13,350,656 Cia Sud Americana de Vapores S.A. 801
6,512 CJ Logistics Corp 390
22,724 Clarkson plc 758
1,812,300 ComfortDelgro Corp Ltd 1,722
227,411 Container Corp Of India Ltd 1,956
630,600 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 429
685,536 COSCO Pacific Ltd 447
754,915 COSCO SHIPPING Holdings Co Ltd - A 1,016
2,615,809 COSCO SHIPPING Holdings Co Ltd - H 2,674
1,124,000 COSCO SHIPPING International Hong Kong Co Ltd 485
2,592,038 CSX Corp 79,705
291,033 CTT-Correios de Portugal S.A. 1,069
85,217 D/S Norden 4,733
963,005 Daqin Railway Co Ltd 962

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
498,549 (a) Delhivery Ltd $ 2,472
719,540 Delta Air Lines, Inc 26,623
652,218 (a) Deutsche Lufthansa AG. 5,161
1,755,157 Deutsche Post AG. 71,216
28,844 Dfds A.S. 951
6,674 Dreamfolks Services Ltd 40
438,797 DSV AS 81,766
301,679 East Japan Railway Co 17,264
1,499,806 (a) easyJet plc 7,774
195,400 EcoRodovias Infraestrutura e Logistica S.A. 301
215,133 Enav S.p.A 796
1,115,000 Eva Airways Corp 1,029
445,000 Evergreen International Storage & Transport Corp 394
833,013 Evergreen Marine Corp Taiwan Ltd 2,996
132,799 (b) Exchange Income Corp 4,384
115,357 Expeditors International Washington, Inc 13,223
70,400 Farglory F T Z Investment Holding Co Ltd 110
187,860 FedEx Corp 49,768
579,558 (a),(b) Finnair Oyj 316
651,821 Firstgroup plc 1,198
16,581 Flughafen Zuerich AG. 3,157
84,900 Forward Air Corp 5,836
31,706 (a) Fraport AG. Frankfurt Airport Services Worldwide 1,676
15,660 Fukuyama Transporting Co Ltd 411
390,878 Getlink S.E. 6,231
1,716,327 (a) GMR Infrastructure Ltd 1,228
174,800 (a) Gol Linhas Aereas Inteligentes S.A. 230
110,000 Golden Ocean Group Ltd 864
3,327,892 (a) Grab Holdings Ltd 11,781
653,200 Grindrod Ltd 398
243,300 (b) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,641
331,249 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,444
159,063 (b) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,893
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 516
87,900 Guangzhou Baiyun International Airport Co Ltd 135
248,552 Gujarat Pipavav Port Ltd 371
236,461 (a) Gulf Navigation Holding PJSC 476
243,579 Gulf Warehousing Co 212
187,975 (a) GXO Logistics, Inc 11,025
2,172,900 (a) Hainan Airlines Holding Co Ltd 441
148,000 (a),(b) Hainan Meilan International Airport Co Ltd 135
14,400 Hamakyorex Co Ltd 391
18,172 Hamburger Hafen und Logistik AG. 323
102,400 (a),(c) Hangzhou SF Intra-City Industrial Co Ltd 109
194,698 Hankyu Hanshin Holdings, Inc 6,643
228,740 Heartland Express, Inc 3,360
101,695 (a) Hertz Global Holdings, Inc 1,246
6,300 (a) HextarTechnologies Solutions Bhd 33
373,900 (a) Hidrovias do Brasil S.A. 341
99,917 HMM Co Ltd 1,205
64,113 Hoegh Autoliners ASA 460
167,646 (a) Hub Group, Inc (Class A) 13,167
4,379,651 Hutchison Port Holdings Trust 752
15,438 Hyundai Glovis Co Ltd 2,107
2,121 (a) ID Logistics Group 559
657,038 (b) Iino Kaiun Kaisha Ltd 4,607
113,462 (a),(c) InterGlobe Aviation Ltd 3,247
885,255 International Container Term Services, Inc 3,234
595,188 International Distributions Services plc 1,890
242,442 Japan Airlines Co Ltd 4,710
50,300 Japan Airport Terminal Co Ltd 2,131
1,833,700 Jasa Marga Persero Tbk PT 509

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
73,126 Jazeera Airways Co KSCP $ 349
9,573 JB Hunt Transport Services, Inc 1,805
1,776,600 (a),(c) JD Logistics, Inc 2,246
32,730 (a) Jeju Air Co Ltd 270
142,228 JET2 plc 1,870
674,915 Jiangsu Express 609
17,707 (a) Jin Air Co Ltd 158
96,200 Juneyao Airlines Co Ltd 189
83,500 (b) Kamigumi Co Ltd 1,720
117,300 (b) Kawasaki Kisen Kaisha Ltd 4,003
182,700 Keihin Electric Express Railway Co Ltd 1,553
87,495 (b) Keio Corp 3,008
109,300 Keisei Electric Railway Co Ltd 3,786
143,345 Kelsian Group Ltd 523
601,700 (a) Kerry Express Thailand PCL 111
260,509 Kerry Logistics Network Ltd 233
137,000 Kerry TJ Logistics Co Ltd 157
153,807 Kintetsu Corp 4,361
187,877 (a) Kirby Corp 15,556
118,321 Knight-Swift Transportation Holdings, Inc 5,934
16,468 Konoike Transport Co Ltd 213
110,380 (a) Korea Line Corp 146
158,519 Korean Air Lines Co Ltd 2,552
59,360 Kuehne & Nagel International AG. 16,866
112,000 Kyushu Railway Co 2,382
558,200 Liaoning Port Co Ltd 120
4,804,011 Localiza Rent A Car 55,967
10,445 Lotte Rental Co Ltd 208
35,500 (c) Mahindra Logistics Ltd 166
604,935 Malaysia Airports Holdings Bhd 919
8,530 Maruzen Showa Unyu Co Ltd 216
1,547,840 MISC Bhd 2,332
44,628 Mitsubishi Logistics Corp 1,185
292,600 (b) Mitsui OSK Lines Ltd 8,040
17,714 Mitsui-Soko Co Ltd 510
92,600 Movida Participacoes S.A. 219
230,951 MPC Container Ships ASA 375
1,320,293 MTR Corp 5,216
69,963 (b) Mullen Group Ltd 691
154,900 Nagoya Railroad Co Ltd 2,288
84,127 Nankai Electric Railway Co Ltd 1,634
1,906,587 National Express Group plc 2,055
61,700 Nippon Express Holdings, Inc 3,220
41,649 Nippon Konpo Unyu Soko Co Ltd 880
410,703 (b) Nippon Yusen Kabushiki Kaisha 10,664
48,000 Nishi-Nippon Railroad Co Ltd 797
544,334 (a) Norwegian Air Shuttle AS 432
7,179 (a) NTG Nordic Transport Group A.S. 368
266,099 Odakyu Electric Railway Co Ltd 3,976
27,261 Oesterreichische Post AG. 894
75,050 Old Dominion Freight Line 30,706
122,500 (b) Orient Overseas International Ltd 1,632
26,808,290 Pacific Basin Shipping Ltd 7,702
104,144 Pan Ocean Co Ltd 381
35,982 (a) Pegasus Hava Tasimaciligi AS. 1,079
625,500 Precious Shipping PCL 166
150,982 Promotora y Operadora de Infraestructura SAB de C.V. 1,350
789,343 (a) Qantas Airways Ltd 2,613
424,234 Qatar Navigation QSC 1,195
1,385,723 Qube Holdings Ltd 2,545
269,460 (a) Radiant Logistics, Inc 1,522
670,595 Redde Northgate plc 2,766

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
887,800 Regional Container Lines PCL $ 530
224,908 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 300
1,086,646 Rumo S.A. 4,933
191,300 (a) RXO, Inc 3,774
49,610 Ryder System, Inc 5,306
61,497 Sagami Railway Co Ltd 1,209
20,180 (a) Saia, Inc 8,045
96 (a),(d) SAir Group 0^
12,940 Sakai Moving Service Co Ltd 216
370,750 Sankyu, Inc 12,817
392,300 Santos Brasil Participacoes S.A. 669
149 (a) SAS AB 0^
65,719 (a) Saudi Ground Services Co 519
33,012 Saudi Industrial Services Co 230
49,777 (a) Saudi Public Transport Co 235
16,304 SBS Holdings, Inc 306
212,900 SCGJWD Logistics PCL 86
99,865 Schneider National, Inc 2,765
10,301 Sebang Co Ltd 84
202,300 Seibu Holdings, Inc 1,946
103,706 Seino Holdings Corp 1,453
96,496 Senko Co Ltd 676
122,839 SF Holding Co Ltd 690
272,450 SG Holdings Co Ltd 3,488
76,196 (a) Shanghai International Airport Co Ltd 397
249,960 Shanghai International Port Group Co Ltd 177
724,402 Shenzhen International Holdings Ltd 446
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
178,060 Shinwa Kaiun Kaisha Ltd 4,688
99,784 (a),(d) Shipping Corp of India Land & Assets Ltd 32
99,784 Shipping Corp of India Ltd 175
444,500 SIA Engineering Co Ltd 776
558,000 Sichuan Expressway Co Ltd 177
279,400 SIMPAR S.A. 491
337,000 Sincere Navigation Corp 248
1,138,573 (b) Singapore Airlines Ltd 5,371
871,924 (a),(b) Singapore Airport Terminal Services Ltd 1,655
1,316,619 Singapore Post Ltd 466
1,127,000 SITC International Holdings Co Ltd 1,891
11,591 Sixt AG. 1,072
13,648 Sixt AG. (Preference) 838
222,750 (a) Skywest, Inc 9,342
454,230 Southwest Airlines Co 12,296
23,700 (a) Spring Airlines Co Ltd 178
30,961 Stolt-Nielsen Ltd 897
46,583 (b) Sumitomo Warehouse Co Ltd 743
64,000 T3EX Global Holdings Corp 153
1,462,501 Taiwan High Speed Rail Corp 1,358
150,087 (a) TAV Havalimanlari Holding AS 684
7,889 TCI Express Ltd 138
70,148 TFI International, Inc 9,009
16,586 Theeb Rent A Car Co 278
2,292,000 Tianjin Port Development Holdings Ltd 155
308,525 TNT NV 656
159,829 Tobu Railway Co Ltd 4,108
423,311 Tokyu Corp 4,881
5,648,600 (a),(d) Trada Alam Minera Tbk PT 0^
5,907 Trancom Co Ltd 290
875,700 Transcoal Pacific Tbk PT 466
26,549 Transport Corp of India Ltd 250
2,616,019 Transurban Group 21,257
463,901 (a) Turk Hava Yollari AO 4,095

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
64,570 (a) Tway Air Co Ltd $ 108
3,928,594 (a) Uber Technologies, Inc 180,676
76,643 U-Haul Holding Co 4,015
341,000 U-Ming Marine Transport Corp 505
1,631,810 Union Pacific Corp 332,285
247,631 (a) United Airlines Holdings, Inc 10,475
27,314 United International Transportation Co 503
981,108 United Parcel Service, Inc (Class B) 152,925
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 670
67,336 (a),(d) Virgin Australia Holdings Pty Ltd 0^
30,917 VRL Logistics Ltd 268
87,769 Wallenius Wilhelmsen ASA 693
560,350 Wan Hai Lines Ltd 840
186,800 West Japan Railway Co 7,730
35,294 (b) Westshore Terminals Investment Corp 655
154,300 Wilson Sons Holdings Brasil S.A. 430
109,354 Wincanton plc 365
318,000 Wisdom Marine Lines Co Ltd 478
86,661 (a) XPO, Inc 6,470
225,036 Yamato Transport Co Ltd 3,663
1,025,455 Yang Ming Marine Transport 1,445
75,759 YTO Express Group Co Ltd 156
922,000 Yuexiu Transport Infrastructure Ltd 487
68,515 Yunda Holding Co Ltd 93
666,968 (b) Zhejiang Expressway Co Ltd 496
78,185 (b) ZIM Integrated Shipping Services Ltd 817
181,083 ZTO Express Cayman, Inc (ADR) 4,377
TOTAL TRANSPORTATION 1,851,796
UTILITIES - 2.4%
1,316,194 A2A S.p.A. 2,339
1,589,000 (a) Absolute Clean Energy PCL 70
26,615 Acciona S.A. 3,390
119,389 ACEA S.p.A. 1,298
81,665 ACWA Power Co 4,256
272,195 (a) Adani Green Energy Ltd 3,236
669,147 (a) Adani Power Ltd 3,041
160,823 (a) AES Brasil Energia S.A. 349
77,770 AES Corp 1,182
504,243 AGL Energy Ltd 3,464
5,961,826 Aguas Andinas S.A. 1,798
634,800 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 326
282,547 (a) Akfen Yenilenebilir Enerji AS. 187
152,906 Aksa Enerji Uretim AS 229
591,776 (b) Algonquin Power & Utilities Corp 3,503
11,167 AlKhorayef Water & Power Technologies Co 424
213,609 Allete, Inc 11,279
3,273,992 Alliant Energy Corp 158,625
255,903 (b) AltaGas Ltd 4,908
119,392 Alupar Investimento S.A. 683
1,627,721 Ameren Corp 121,802
2,369,887 American Electric Power Co, Inc 178,263
143,880 American States Water Co 11,320
21,944 American Water Works Co, Inc 2,717
1,134,518 APA Group 6,035
66,898 Ascopiave S.p.A. 140
216,377 Atco Ltd 5,480
37,711 Athens Water Supply & Sewage Co S.A. 224
16,157 Atmos Energy Corp 1,711
229,350 Auren Energia S.A. 626
8,181 (b) Avangrid, Inc 247
42,370 Aygaz AS 249

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
758,930 B Grimm Power PCL $ 598
477,600 Banpu Power PCL 180
982,000 BCPG PCL 258
254,679 Beijing Enterprises Holdings Ltd 876
2,034,586 Beijing Enterprises Water Group Ltd 443
1,328,000 Beijing Jingneng Clean Energy Co Ltd 276
23,164 BKW AG. 4,078
443,256 Black Hills Corp 22,424
76,437 Boralex, Inc 1,642
99,265 (b) Brookfield Infrastructure Corp 3,509
122,930 Brookfield Renewable Corp 2,942
102,152 (b) Brookfield Renewable Corp 2,446
166,900 (a) Can2 Termik AS. 129
119,183 Canadian Utilities Ltd 2,518
544,000 (b) Canvest Environmental Protection Group Co Ltd 315
319,327 (b) Capital Power Corp 8,915
148,400 CECEP Solar Energy Co Ltd 118
419,310 CECEP Wind-Power Corp 188
145,777 Centerpoint Energy, Inc 3,914
212,739 Centrais Eletricas Brasileiras S.A. 1,708
1,023,251 Centrais Eletricas Brasileiras S.A. 7,510
276,191 Centrica plc 519
566,175 CESC Ltd 612
144,350 CEZ AS 6,131
910,000 (b) CGN New Energy Holdings Co Ltd 241
5,179,000 (c) CGN Power Co Ltd 1,341
2,044,000 China Datang Corp Renewable Power Co Ltd 485
1,168,165 China Gas Holdings Ltd 1,101
1,363,044 China Longyuan Power Group Corp Ltd 1,182
540,300 China National Nuclear Power Co Ltd 541
2,131,847 (b) China Power International Development Ltd 773
908,412 China Resources Gas Group Ltd 2,656
826,373 China Resources Power Holdings Co 1,572
1,573,900 China Three Gorges Renewables Group Co Ltd 1,032
742,000 China Water Affairs Group Ltd 479
372,801 China Yangtze Power Co Ltd 1,138
595,791 Chubu Electric Power Co, Inc 7,584
435,100 Chugoku Electric Power Co, Inc 2,672
293,201 Cia de Saneamento Basico do Estado de Sao Paulo 3,560
168,300 Cia de Saneamento de Minas Gerais Copasa MG 580
125,500 Cia de Saneamento do Parana 571
453,700 Cia de Saneamento do Parana 412
1,189,555 Cia Energetica de Minas Gerais 2,937
14,700 Cia Energetica do Ceara 130
567,059 CK Infrastructure Holdings Ltd 2,676
1,921,700 CK Power PCL 172
70,493 Clearway Energy, Inc (Class A) 1,404
136,496 Clearway Energy, Inc (Class C) 2,888
1,502,375 CLP Holdings Ltd 11,093
33,168 CMS Energy Corp 1,762
22,527,612 Colbun S.A. 3,067
5,840,000 Concord New Energy Group Ltd 484
108,562 Consolidated Edison, Inc 9,285
354,528 Constellation Energy Corp 38,672
653,963 Contact Energy Ltd 3,151
71,318 (b) Corp ACCIONA Energias Renovables S.A. 1,837
203,600 CPFL Energia S.A. 1,361
638,600 Datang International Power Generation Co Ltd 233
4,289,128 Dominion Energy, Inc 191,595
74,509 (a) Doral Group Renewable Energy Resources Ltd 155
1,391,351 Drax Group plc 7,449
23,692 DTE Energy Co 2,352

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
182,400 Duke Energy Corp $ 16,099
1,469,774 E.ON AG. 17,382
108,643 Edison International 6,876
335,367 (b) EDP Renovaveis S.A. 5,492
495,600 Electric Power Development Co 8,003
161,617 Electricity Generating PCL 536
31,855 Elia Group S.A. 3,117
247,736 (b) Emera, Inc 8,649
1,693,937 Emirates Central Cooling Systems Corp 870
12,354 Enagas 205
93,492 Encavis AG. 1,312
15,765 Endesa S.A. 321
189,861 (a) Enea S.A. 317
25,834,868 Enel Chile S.A. 1,570
16,005,289 Enel S.p.A. 98,156
2,516,657 Energias de Portugal S.A. 10,464
179,933 Energisa S.A. 1,673
249,035 Energix-Renewable Energies Ltd 737
1,321,444 Energy Absolute PCL 1,845
193,515 (c) Enerjisa Enerji AS. 365
18,829,675 (a) Enersis S.A. 2,162
719,700 (a) Eneva S.A. 1,727
154,148 Engie Brasil Energia S.A. 1,271
444,198 (a) Engie Energia Chile S.A. 408
3,695,010 Engie S.A. 56,667
103,038 (a) Enlight Renewable Energy Ltd 1,625
609,535 ENN Energy Holdings Ltd 5,023
133,500 ENN Natural Gas Co Ltd 319
24,339 Entergy Corp 2,251
864,611 Equatorial Energia S.A. 5,515
26,243 (b) eRex Co Ltd 134
49,640 ERG S.p.A. 1,195
27,905 Essential Utilities, Inc 958
25,517 Evergy, Inc 1,294
113,904 Eversource Energy 6,624
28,662 EVN AG. 766
199,138 Exelon Corp 7,525
109,746 (a),(b) Fersa Energias Renovables S.A. 146
4,540,965 FirstEnergy Corp 155,210
439,977 (b) Fortis, Inc 16,711
323,858 (b) Fortum Oyj 3,756
2,116,847 GAIL India Ltd 3,166
197,700 Gas Malaysia Bhd 128
587,200 GD Power Development Co Ltd 296
524,557 Global Power Synergy PCL 643
53,969 (a),(b) Greenvolt-Energias Renovaveis S.A. 304
11,381 (a),(b) Grenergy Renovables S.A. 249
1,333,210 Guangdong Investments Ltd 1,016
141,552 Gujarat Gas Ltd 720
229,921 Gujarat State Petronet Ltd 780
2,419,327 Gulf Energy Development PCL 3,016
3,863,300 Gunkul Engineering PCL 330
679,515 Hera S.p.A. 1,856
422,893 Hokkaido Electric Power Co, Inc 1,839
134,577 Hokuriku Electric Power Co 725
328,661 (a) Holding CO ADMIE IPTO S.A. 748
10,190,739 Hong Kong & China Gas Ltd 7,091
1,258,512 Hong Kong Electric Holdings Ltd 6,078
296,319 Huadian Power International Corp Ltd (Class A) 209
228,366 Huaneng Power International, Inc - A 246
3,752,751 Huaneng Power International, Inc - H 1,816
299,329 (b) Hydro One Ltd 7,621

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,558,249 Iberdrola S.A. $ 73,350
5,777 Idacorp, Inc 541
279,279 Indraprastha Gas Ltd 1,526
693,663 Infratil Ltd 4,246
127,858 (b) Innergex Renewable Energy, Inc 957
1,027,900 (a),(d) Inter Far East Energy Corp 0^
407,481 Interconexion Electrica S.A. ESP 1,490
1,142,731 Inversiones Aguas Metropolitanas S.A. 859
2,359,648 Iride S.p.A. 4,537
398,896 Italgas S.p.A 2,041
2,886,272 (a) Jaiprakash Power Ventures Ltd 355
260,800 Jiangsu Eastern Shenghong Co Ltd 414
642,563 Kansai Electric Power Co, Inc 8,896
20,004 Kenon Holdings Ltd 464
2,833,015 Keppel Infrastructure Trust 964
16,567 KG Eco Technology Service Co Ltd 152
109,936 Korea Electric Power Corp 1,462
19,016 Korea Gas Corp 335
328,300 Kyushu Electric Power Co, Inc 2,136
43,248 Mahanagar Gas Ltd 535
4,445,800 Malakoff Corp Bhd 562
266,072 Manila Electric Co 1,731
765,300 Manila Water Co, Inc 246
84,571 Margun Enerji Uretim Sanayi VE Ticaret AS. 202
369,300 Mega First Corp BHD 267
608,687 Mercury NZ Ltd 2,224
1,091,371 Meridian Energy Ltd 3,356
73,882 MGE Energy, Inc 5,062
583,257 National Central Cooling Co PJSC 572
7,426 National Fuel Gas Co 385
158,149 National Gas & Industrialization Co 2,667
6,178,443 National Grid plc 73,890
6,257 (b) Naturgy Energy Group S.A. 170
56,654 (b),(c) Neoen S.A. 1,648
306,854 New Jersey Resources Corp 12,467
6,233,455 NextEra Energy, Inc 357,115
88,487 Nippon Gas Co Ltd 1,310
47,530 NiSource, Inc 1,173
229,106 (b) Northland Power Income Fund 3,731
57,200 Northwest Natural Holding Co 2,183
314,698 NRG Energy, Inc 12,122
3,835,149 NTPC Ltd 11,320
1,043,462 (a) ODAS Elektrik Uretim ve Sanayi Ticaret AS. 503
22,905 OGE Energy Corp 763
34,001 Okinawa Electric Power Co, Inc 255
156,600 (a) Omega Energia S.A. 306
104,332 (a) OPC Energy Ltd 675
52,454 (a) Opdenergy Holdings S.A. 318
1,465,571 Origin Energy Ltd 8,253
0 Ormat Technologies, Inc (Foreign) 0^
209,815 Orsted AS 11,415
318,980 Osaka Gas Co Ltd 5,249
16,411 (a) OY Nofar Energy Ltd 381
217,958 Pennon Group plc 1,556
919,978 Petronas Gas BHD 3,300
1,465,835 (a),(b),(g) PG&E Corp 23,644
771,272 (a) PGE Polska Grupa Energetyczna S.A. 1,319
87,871 Pinnacle West Capital Corp 6,474
284,526 Portland General Electric Co 11,518
68,979 Power & Water Utility Co for Jubail & Yanbu 1,154
4,153,115 Power Grid Corp of India Ltd 9,969
84,625 PPL Corp 1,994

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,114,500 PT Perusahaan Gas Negara Persero Tbk $ 810
169,953 (a) Public Power Corp 1,703
57,196 Public Service Enterprise Group, Inc 3,255
34,076 (a) Pure Cycle Corp 327
402,697 Qatar Electricity & Water Co QSC 1,938
361,540 Ratch Group PCL 312
20,142 Redeia Corp S.A. 317
924,217 Redes Energeticas Nacionais S.A. 2,363
510,587 (a) Reliance Energy Ltd 1,063
2,077,424 (a) Reliance Power Ltd 480
32,300 (a),(b) RENOVA, Inc 244
82,809 Rubis S.C.A 1,855
2,164,757 RWE AG. 80,355
19,600 Saibu Gas Co Ltd 253
1,372 Samchully Co Ltd 99
735,978 Saudi Electricity Co 3,745
92,869 (c) Scatec ASA 545
1,025,752 Scottish & Southern Energy plc 20,101
221,900 SDIC Power Holdings Co Ltd 358
759,100 SembCorp Industries Ltd 2,821
553,498 Sempra Energy 37,654
574,477 Severn Trent plc 16,577
2,486 SGC Energy Co Ltd 47
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 336
41,400 Shanghai Electric Power Co Ltd 50
225,300 Shenergy Co Ltd 196
128,088 Shenzhen Energy Group Co Ltd 112
120,042 Shikoku Electric Power Co, Inc 821
76,000 Shinfox Energy Co Ltd 260
28,110 Shizuoka Gas Co Ltd 192
135,800 Sichuan Chuantou Energy Co Ltd 275
100,089 Snam Rete Gas S.p.A. 470
63,023 (a),(b) Solaria Energia y Medio Ambiente S.A. 973
128,000 (a),(d) Sound Global Ltd 0^
475,932 Southern Co 30,802
109,840 Southwest Gas Holdings Inc 6,635
638,300 SPCG PCL 216
183,480 Spire, Inc 10,381
13,228,300 (a) Super Energy Corp PCL 170
1,326,420 (b) Superior Plus Corp 10,020
1,411,100 Synergy Grid & Development Phils, Inc 212
445,213 Taiwan Cogeneration Corp 571
1,250,948 Tata Power Co Ltd 3,942
967,115 (a) Tauron Polska Energia S.A. 793
59,170 Telecom Plus plc 1,076
2,388,704 Tenaga Nasional BHD 5,080
46,105 Terna Energy S.A. 712
1,167,126 Terna Rete Elettrica Nazionale S.p.A. 8,778
208,000 Tian Lun Gas Holdings Ltd 103
61,000 Toho Gas Co Ltd 1,062
382,400 Tohoku Electric Power Co, Inc 2,470
1,384,951 (a) Tokyo Electric Power Co, Inc 6,178
383,710 Tokyo Gas Co Ltd 8,700
117,636 Torrent Power Ltd 1,045
907,000 (b) Towngas Smart Energy Co Ltd 398
2,315,000 TPI Polene Power PCL 211
187,670 (b) TransAlta Corp 1,635
89,301 TransAlta Renewables, Inc 808
170,700 Transmissora Alianca de Energia Eletrica S 1,174
1,147,700 TTW PCL 285
119,729 UGI Corp 2,754
33,846 United Utilities Group plc 391

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
779,655 Veolia Environnement $ 22,537
78,236 Verbund AG. 6,365
536,703 Vistra Corp 17,808
28,917 (a),(b) Voltalia S.A. 313
1,266,962 WEC Energy Group, Inc 102,054
21,530 West Holdings Corp 462
934,000 WHA Utilities and Power PCL 99
1,733,500 (a) Wintime Energy Group Co Ltd 330
615,089 Xcel Energy, Inc 35,195
8,710 York Water Co 327
1,789,900 YTL Power International BHD 781
901,700 Zhejiang Zheneng Electric Power Co Ltd 525
1,446,287 (a) Zorlu Enerji Elektrik Uretim AS 301
TOTAL UTILITIES 2,573,741
TOTAL COMMON STOCKS 108,015,880
(Cost $101,897,515)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
597,663 (d) Brembo S.p.A 10/03/23 6
TOTAL AUTOMOBILES & COMPONENTS 6
BANKS - 0.0%
4,115 Banco de Credito e Inversiones S.A. 10/21/23 4
TOTAL BANKS 4
CAPITAL GOODS - 0.0%
6,272 Hanwha Ocean Co Ltd 11/09/23 43
26,206 (b),(d) Webuild S.p.A 08/02/30 24
TOTAL CAPITAL GOODS 67
CONSUMER DURABLES & APPAREL - 0.0%
1,326,886 (b) Cie Financiere Richemont S.A. 11/27/23 985
TOTAL CONSUMER DURABLES & APPAREL 985
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 1
TOTAL CONSUMER SERVICES 1
ENERGY - 0.0%
8,715 (b) Weatherford International plc 12/13/23 21
TOTAL ENERGY 21
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0^
TOTAL FINANCIAL SERVICES 0^
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
780 Lunit, Inc 11/02/23 22
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
MATERIALS - 0.0%
1,674 Cosmochemical Co Ltd 10/17/23 $ 9
84,886 (b) Synthomer plc 10/12/23 31
TOTAL MATERIALS 40
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 0^
20,027 (b),(d) Tobira Therapeutics, Inc 1
2,881 Vaxcell-Bio Therapeutics Co Ltd 11/02/23 12
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 13
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 99
TOTAL SOFTWARE & SERVICES 99
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,062 CosmoAM&T Co Ltd 11/07/23 23
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 23
TRANSPORTATION - 0.0%
790,564 Gol Linhas Aereas Inteligentes S.A. 09/26/23 2
35,226 Localiza Rent a Car S.A. 11/10/23 112
TOTAL TRANSPORTATION 114
TOTAL RIGHTS/WARRANTS 1,395
(Cost $1,373)
TOTAL LONG-TERM INVESTMENTS 108,017,523
(Cost $101,899,162)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.2%
$ 106,236,000 Federal Home Loan Bank (FHLB) 0.000% 10/13/23 106,070
3,000,000 FHLB 0.000 10/20/23 2,992
10,000,000 FHLB 0.000 10/30/23 9,959
55,000,000 FHLB 0.000 10/31/23 54,768
32,500,000 FHLB 0.000 11/01/23 32,358
35,000,000 FHLB 0.000 11/03/23 34,841
25,000,000 FHLB 0.000 11/20/23 24,826
TOTAL GOVERNMENT AGENCY DEBT 265,814
REPURCHASE AGREEMENT - 0.1%
91,407,000 (h),(j) Fixed Income Clearing Corp (FICC) 5.300 10/02/23 91,407
TOTAL REPURCHASE AGREEMENT 91,407
TREASURY DEBT - 0.2%
25,000,000 United States Treasury Bill 0.000 10/10/23 24,971
20,000,000 United States Treasury Bill 0.000 10/17/23 19,956
20,000,000 United States Treasury Bill 0.000 10/19/23 19,950
30,000,000 United States Treasury Bill 0.000 10/26/23 29,894
58,050,000 United States Treasury Bill 0.000 11/02/23 57,785
30,000,000 United States Treasury Bill 0.000 11/07/23 29,842
TOTAL TREASURY DEBT 182,398
TOTAL SHORT-TERM INVESTMENTS 539,619
(Cost $539,538)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
CERTIFICATE OF DEPOSIT - 0.3%
9,000,000 Australia and New Zealand Banking Group 5.560 02/28/24 9,000
40,000,000 BNP Paribas Securities Corp 5.290 10/02/23 40,000

CREF Stock Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 Citibank NA 5.920% 08/07/24 $ 5,000
5,000,000 Citibank NA 6.010 09/19/24 5,000
11,000,000 Credit Agricole 5.710 12/01/23 11,000
12,000,000 DNB Bank ASA 5.660 11/17/23 12,000
5,000,000 ING US Funding LLC 5.790 02/09/24 5,000
9,000,000 MUFG Bank 5.820 10/06/23 9,000
4,500,000 MUFG Bank 5.630 12/11/23 4,500
5,500,000 MUFG Bank 5.730 02/06/24 5,500
9,000,000 MUFG Bank 5.710 03/13/24 9,000
10,000,000 National Australia Bank 5.660 11/28/23 10,000
10,000,000 National Australia Bank 5.800 11/30/23 10,000
11,000,000 National Australia Bank 5.510 12/01/23 11,000
9,000,000 National Australia Bank 5.560 03/06/24 9,000
12,000,000 National Bank of Canada 5.660 02/01/24 12,000
9,000,000 NATixis 5.810 11/06/23 9,000
12,000,000 NATixis 5.730 12/08/23 12,000
5,000,000 Nordea Bank AB publ 5.680 03/08/24 5,000
5,000,000 Nordea Bank AB publ 5.830 04/05/24 5,000
11,000,000 Royal Bank of Canada 5.730 11/22/23 11,000
10,000,000 Royal Bank of Canada 5.840 02/21/24 10,000
9,000,000 Royal Bank of Canada 6.010 03/27/24 9,000
9,000,000 Skandinaviska Enskilda Banken 5.780 10/03/23 9,000
5,000,000 Skandinaviska Enskilda Banken AG 5.560 12/26/23 5,000
5,000,000 Skandinaviska Enskilda Banken AG 5.840 04/12/24 5,000
8,250,000 The Canadian Imperial Bank of Commerce 5.760 10/23/23 8,250
5,000,000 The Canadian Imperial Bank of Commerce 6.010 04/01/24 5,000
10,000,000 The Canadian Imperial Bank of Commerce 5.910 05/03/24 10,000
TOTAL CERTIFICATE OF DEPOSIT 270,250
COMMERCIAL PAPER - 0.0%
10,000,000 ING US Funding LLC 5.910 04/24/24 10,000
5,000,000 ING US Funding LLC 5.800 07/08/24 4,999
10,000,000 Lloyds Bank PLC 0.000 10/23/23 9,967
TOTAL COMMERCIAL PAPER 24,966
REPURCHASE AGREEMENT - 0.5%
36,000,000 (k) Calyon 5.300 10/02/23 36,000
18,506,000 (l) Citigroup 5.250 10/02/23 18,506
50,000,000 (m) Citigroup 5.310 10/02/23 50,000
40,000,000 (n) HSBC 5.310 10/02/23 40,000
55,000,000 (o) JP Morgan 5.300 10/02/23 55,000
50,000,000 (p) JP Morgan 5.310 10/02/23 50,000
135,000,000 (q) Merrill Lynch 5.300 10/02/23 135,000
66,000,000 (r) Nomura 5.290 10/02/23 66,000
50,000,000 (s) Royal Bank of Scotland 5.290 10/02/23 50,000
25,000,000 (t) Societe Generale 5.300 10/02/23 25,000
TOTAL REPURCHASE AGREEMENT 525,506
VARIABLE RATE SECURITIES - 0.0%
8,000,000 (u) Mizuho Bank Ltd 5.830 10/11/23 8,000
10,000,000 (u) Mizuho Bank Ltd 5.780 10/26/23 10,000
5,000,000 Mizuho Bank Ltd 5.740 02/01/24 5,000
TOTAL VARIABLE RATE SECURITIES 23,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 843,722
(Cost $843,722)
TOTAL INVESTMENTS - 100.6% 109,400,864
(Cost $103,282,422)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (603,499)
NET ASSETS - 100.0% $108,797,365

See Notes to Portfolio of Investments
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,309,998,245.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
When-issued or delayed delivery security.
(f)
Affiliated holding
(g)
In bankruptcy
(h)
In default
(i)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $91,407,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 8/31/30, valued at $93,235,192.
(k) Agreement with Calyon, 5.300% dated 9/29/23 to be repurchased at $36,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 0.750%
and maturity date 4/30/26, valued at $36,720,060.
(l) Agreement with Citigroup, 5.250% dated 9/29/23 to be repurchased at $18,506,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
0.125%–4.000% and maturity dates 10/31/23–7/31/30, valued at $18,876,204.
(m) Agreement with Citigroup, 5.310% dated 9/29/23 to be repurchased at $50,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
4.000%–5.000% and maturity date 10/1/52, valued at $51,000,209.
(n) Agreement with HSBC, 5.310% dated 9/29/23 to be repurchased at $40,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 3.500%
and maturity date 10/1/52, valued at $40,800,000.
(o) Agreement with JP Morgan, 5.300% dated 9/29/23 to be repurchased at $55,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
2.500%–10.000% and maturity dates 11/15/23–9/20/63, valued at $56,100,000.
(p) Agreement with JP Morgan, 5.310% dated 9/29/23 to be repurchased at $50,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
3.268%–6.000% and maturity dates 9/1/32–9/20/53, valued at $51,000,000.
(q) Agreement with Merrill Lynch, 5.300% dated 9/29/23 to be repurchased at $135,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
2.500%–6.500% and maturity dates 2/20/31–9/20/53, valued at $137,700,001.
(r) Agreement with Nomura, 5.290% dated 9/29/23 to be repurchased at $66,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
1.500%–4.000% and maturity dates 12/31/24–5/15/43, valued at $67,386,808.
(s) Agreement with Royal Bank of Scotland, 5.290% dated 9/29/23 to be repurchased at $50,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates 0.750%–3.625% and maturity dates 11/15/24–5/15/26, valued at $51,000,049.
(t) Agreement with Societe Generale, 5.300% dated 9/29/23 to be repurchased at $25,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $25,500,047.
(u) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E Mini Index 214 12/15/23  $ 20,035 $ 19,245 $ (790)
S&P 500 E Mini Index 1,419 12/15/23 320,080 306,894 (13,186)
S&P Mid-Cap 400 E Mini Index 127 12/15/23 33,040 32,009 (1,031)
Total 1,760  $ 373,155  $ 358,148  $ (15,007)

CREF Global Equities Account September 30, 2023
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.2%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $17)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.2%
AUSTRALIA - 1.6%
224,388 AMP Ltd 180
206,366 APA Group 1,098
1,950,500 Australia & New Zealand Banking Group Ltd 31,991
42,503 Australian Stock Exchange Ltd 1,555
1,164,864 BHP Billiton Ltd 32,722
44,118 Cochlear Ltd 7,226
358,112 Commonwealth Bank of Australia 22,875
153,212 Endeavour Group Ltd 517
166,071 (a) Flutter Entertainment plc 27,021
69,166 (a) Flutter Entertainment plc 11,283
24,825,177 Glencore plc 141,367
4,317,113 Ingenia Communities Group 11,551
507,415 Insurance Australia Group Ltd 1,841
77,029 Macquarie Group Ltd 8,249
28,820 Magellan Financial Group Ltd 170
604,671 Medibank Pvt Ltd 1,335
283,513 (a) Megaport Ltd 2,129
293,592 Mineral Resources Ltd 12,607
685,400 National Australia Bank Ltd 12,724
203,808 (a) Qantas Airways Ltd 675
322,581 QBE Insurance Group Ltd 3,231
196,082 Sonic Healthcare Ltd 3,744
276,854 Suncorp-Metway Ltd 2,467
93,879,773 (a),(b) Tamboran Resources Ltd 8,752
793,474 Telstra Corp Ltd 1,960
87,408 Wesfarmers Ltd 2,958
756,710 Westpac Banking Corp 10,229
113,890 Woodside Energy Group Ltd 2,648
153,212 Woolworths Ltd 3,668
TOTAL AUSTRALIA 368,773
AUSTRIA - 0.1%
232,820 (c) BAWAG Group AG. 10,641
11,949 Verbund AG. 972
TOTAL AUSTRIA 11,613
BELGIUM - 0.1%
239,884 KBC Groep NV 14,935
106,865 UCB S.A. 8,753
TOTAL BELGIUM 23,688
BERMUDA - 0.1%
125,000 (a) Fidelis Insurance Holdings Ltd 1,835

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
55,393 RenaissanceRe Holdings Ltd $ 10,963
TOTAL BERMUDA 12,798
BRAZIL - 1.2%
1,017,400 Ambev S.A. 2,654
124,700 Atacadao S.A. 221
1,323,600 B3 SA-Brasil Bolsa Balcao 3,236
1,900,818 Banco Bradesco S.A. 4,787
15,629,918 Banco Bradesco S.A. (Preference) 44,465
824,200 Banco BTG Pactual S.A. - Unit 5,094
70,532 Banco do Brasil S.A. 662
26,000 Banco Santander Brasil S.A. 135
151,300 BB Seguridade Participacoes S.A. 939
259,373 Centrais Eletricas Brasileiras S.A. 1,904
54,100 Centrais Eletricas Brasileiras S.A. 434
190,600 Cia de Concessoes Rodoviarias 489
73,700 Cia de Saneamento Basico do Estado de Sao Paulo 895
299,213 Cia Energetica de Minas Gerais 739
125,400 Cia Siderurgica Nacional S.A. 303
2,296,738 Companhia Vale do Rio Doce (ADR) 30,776
262,168 Cosan SA Industria e Comercio 894
50,400 CPFL Energia S.A. 337
43,600 Energisa S.A. 405
176,700 (a) Eneva S.A. 424
39,650 Engie Brasil Energia S.A. 327
216,189 Equatorial Energia S.A. 1,379
246,790 Gerdau S.A. (Preference) 1,185
679,257 (a),(c) Hapvida Participacoes e Investimentos S.A. 635
139,600 Hypera S.A. 1,031
411,380 Investimentos Itau S.A. - PR 741
12,313,219 Itau Unibanco Holding S.A. 66,655
5,251 (a),(d) Itausa S.A. 9
161,000 Klabin S.A. 763
1,327,244 Localiza Rent A Car 15,463
202,792 Lojas Renner S.A. 541
19,999,400 (a) Magazine Luiza S.A. 8,435
12,443 (a) Mercadolibre, Inc 15,776
187,395 (a) Natura & Co Holding S.A. 543
1,877,864 (a) NU Holdings Ltd 13,614
2,218,200 (a) Petro Rio S.A. 20,759
832,700 Petroleo Brasileiro S.A. 6,277
1,059,938 Petroleo Brasileiro S.A. (Preference) 7,304
270,644 Raia Drogasil S.A. 1,487
91,029 (c) Rede D'Or Sao Luiz S.A. 460
272,900 Rumo S.A. 1,239
281,359 Sendas Distribuidora S.A. 681
168,722 Suzano SA 1,822
94,700 Telefonica Brasil S.A. 813
190,500 TIM S.A. 564
97,700 TOTVS S.A. 525
171,000 Ultrapar Participacoes S.A. 638
733,064 Vale S.A. 9,856
244,700 Vibra Energia S.A. 921
358,820 WEG S.A. 2,589
134,000 XP, Inc 3,089
TOTAL BRAZIL 285,914
CANADA - 2.3%
197,969 Agnico-Eagle Mines Ltd 8,996
1,108,234 Alimentation Couche-Tard, Inc 56,283
434,231 Bank of Montreal 36,631
266,360 (e) Bank of Nova Scotia 11,939

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,424 Brookfield Asset Management Ltd $ 514
61,268 (a),(e) Brookfield Corp 1,916
423 Brookfield Reinsurance Ltd 13
731,199 Cameco Corp 29,011
195,466 Canadian Imperial Bank of Commerce 7,545
405,807 Canadian National Railway Co 43,946
202,153 Canadian Natural Resources Ltd 13,074
45,888 (e) CI Financial Corp 522
477,226 Dollarama, Inc 32,880
5,872 Fairfax Financial Holdings Ltd 4,793
14,632 First Capital Real Estate Investment Trust 143
42,224 Franco-Nevada Corp 5,637
61,101 Great-West Lifeco Inc 1,748
23,480 iA Financial Corp, Inc 1,473
18,204 (e) IGM Financial, Inc 462
41,135 Imperial Oil Ltd 2,534
31,398 Intact Financial Corp 4,578
557,063 (a) Ivanhoe Mines Ltd 4,774
735,871 Kinross Gold Corp 3,354
724,647 (a),(e) Lightspeed Commerce, Inc 10,180
425,828 Manulife Financial Corp 7,781
73,740 National Bank of Canada 4,899
571,876 (a) NexGen Energy Ltd 3,423
239,353 (e) Nutrien Ltd 14,781
18,277 Onex Corp 1,074
281,948 (e) Pan American Silver Corp (Toronto) 4,081
40,163 Parex Resources, Inc 754
122,014 (e) Power Corp of Canada 3,106
122,537 RioCan Real Estate Investment Trust 1,630
312,514 Royal Bank of Canada 27,311
1,661,741 (a) Shopify, Inc (Class A) 90,706
128,359 Sun Life Financial, Inc 6,263
459,862 Suncor Energy, Inc 15,815
734,638 Teck Cominco Ltd (Class B) 31,619
38,094 Thomson Reuters Corp 4,660
61,860 TMX Group Ltd 1,329
389,235 Toronto-Dominion Bank 23,450
12,006 West Fraser Timber Co Ltd 872
TOTAL CANADA 526,500
CHILE - 0.1%
13,689,013 Banco de Chile 1,393
5,114 Banco de Credito e Inversiones 131
5,304,714 Banco Santander Chile S.A. 245
287,124 Cencosud S.A. 544
24,384 Cia Cervecerias Unidas S.A. 155
3,151,319 Cia Sud Americana de Vapores S.A. 189
242,325 Empresas CMPC S.A. 446
89,097 Empresas COPEC S.A. 632
6,561,872 Enel Chile S.A. 399
4,714,399 (a) Enersis S.A. 541
661,359 (e) Lundin Mining Corp 4,933
182,766 SACI Falabella 408
30,849 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,832
TOTAL CHILE 11,848
CHINA - 2.5%
25,000 360 Finance, Inc (ADR) 384
41,200 360 Security Technology, Inc 55
38,200 37 Interactive Entertainment Network Technology Group Co Ltd 114
1,347 3peak, Inc 34
156,000 (c) 3SBio, Inc 130

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
62,500 AAC Technologies Holdings, Inc $ 107
13,300 Accelink Technologies Co Ltd 59
8,252 Advanced Micro-Fabrication Equipment, Inc China 171
12,600 AECC Aero-Engine Control Co Ltd 37
34,000 AECC Aviation Power Co Ltd 173
12,135,000 Agricultural Bank of China Ltd 4,513
470,900 Agricultural Bank of China Ltd (Class A) 232
230,405 Aier Eye Hospital Group Co Ltd 570
9,700 AIMA Technology Group Co Ltd 39
55,700 (a) Air China Ltd 62
148,000 (a) Air China Ltd (H shares) 100
30,207 Airtac International Group 918
142,000 (a),(c) Akeso, Inc 651
3,785,772 (a) Alibaba Group Holding Ltd 41,046
743,035 (a) Alibaba Group Holding Ltd (ADR) 64,451
454,000 (a) Alibaba Health Information Technology Ltd 280
912,000 Aluminum Corp of China Ltd 507
194,200 Aluminum Corp of China Ltd (Class A) 167
5,636 (a) Amlogic Shanghai Co Ltd 49
8,300 Angel Yeast Co Ltd 38
108,500 Anhui Conch Cement Co Ltd 287
20,000 Anhui Conch Cement Co Ltd (Class A) 72
27,800 Anhui Gujing Distillery Co Ltd 466
5,400 Anhui Gujing Distillery Co Ltd (Class A) 202
5,630 Anhui Honglu Steel Construction Group Co Ltd 22
25,600 (a) Anhui Jianghuai Automobile Group Corp Ltd 46
9,100 Anhui Kouzi Distillery Co Ltd 65
9,800 Anhui Yingjia Distillery Co Ltd 99
4,900 Anker Innovations Technology Co Ltd 63
278,000 Anta Sports Products Ltd 3,111
8,400 Apeloa Pharmaceutical Co Ltd 21
14,800 (a) Asia-Potash International Investment Guangzhou Co Ltd 57
5,263 (a) ASR Microelectronics Co Ltd 45
1,820 Asymchem Laboratories Tianjin Co Ltd 38
2,800 Autobio Diagnostics Co Ltd 18
5,700 Autohome, Inc (ADR) 173
24,200 Avary Holding Shenzhen Co Ltd 68
6,200 AVIC Industry-Finance Holdings Co Ltd 3
88,000 AviChina Industry & Technology Co Ltd 42
5,600 AVICOPTER plc 29
33,600 (a) BAIC BluePark New Energy Technology Co Ltd 24
507,416 (a) Baidu, Inc 8,540
132,900 Bank of Beijing Co Ltd 84
93,100 Bank of Changsha Co Ltd 105
18,800 Bank of Chengdu Co Ltd 36
215,500 Bank of China Ltd - A 111
17,351,000 Bank of China Ltd - H 6,045
233,300 Bank of Communications Co Ltd - A 184
804,000 Bank of Communications Co Ltd - H 486
29,400 Bank of Hangzhou Co Ltd 45
69,380 Bank of Jiangsu Co Ltd 68
44,300 Bank of Nanjing Co Ltd 49
33,500 Bank of Ningbo Co Ltd 124
64,522 Bank of Shanghai Co Ltd 55
73,500 Bank of Suzhou Co Ltd 69
341,600 Baoshan Iron & Steel Co Ltd 285
56,700 (a) BeiGene Ltd 782
18,000 (a) BeiGene Ltd (ADR) 3,238
518,000 (a) Beijing Capital International Airport Co Ltd 240
65,200 Beijing Dabeinong Technology Group Co Ltd 60
3,900 Beijing Easpring Material Technology Co Ltd 23
12,700 Beijing E-Hualu Information Technology Co Ltd 60

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,600 Beijing Enlight Media Co Ltd $ 53
48,500 Beijing Enterprises Holdings Ltd 167
342,000 Beijing Enterprises Water Group Ltd 74
6,302 Beijing Kingsoft Office Software, Inc 321
23,500 Beijing New Building Materials plc 97
6,000 Beijing Oriental Yuhong Waterproof Technology Co Ltd 22
580 Beijing Roborock Technology Co Ltd 23
14,851 Beijing Shiji Information Technology Co Ltd 23
8,000 Beijing Tiantan Biological Products Corp Ltd 28
6,900 Beijing Tongrentang Co Ltd 52
6,300 Beijing United Information Technology Co Ltd 29
2,760 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 18
44,400 Beijing Yanjing Brewery Co Ltd 61
184,200 Beijing-Shanghai High Speed Railway Co Ltd 130
105,700 (a) Beiqi Foton Motor Co Ltd 50
4,400 Bethel Automotive Safety Systems Co Ltd 44
3,400 Betta Pharmaceuticals Co Ltd 27
2,200 BGI Genomics Co Ltd 16
40,080 (a) Bilibili, Inc 552
1,770 Bloomage Biotechnology Corp Ltd 21
18,700 (c) BOC Aviation Ltd 130
812,000 BOC Hong Kong Holdings Ltd 2,217
14,900 BOC International China Co Ltd 23
189,300 BOE Technology Group Co Ltd 100
868,000 Bosideng International Holdings Ltd 373
11,800 BTG Hotels Group Co Ltd 28
23,100 BYD Co Ltd 755
226,500 BYD Co Ltd (H shares) 6,979
65,000 BYD Electronic International Co Ltd 295
22,060 By-health Co Ltd 57
176,000 C&D International Investment Group Ltd 427
30,030 Caitong Securities Co Ltd 33
6,392 (a) Cambricon Technologies Corp Ltd 109
6,760 Canmax Technologies Co Ltd 24
49,600 CECEP Solar Energy Co Ltd 39
93,770 CECEP Wind-Power Corp 42
970,000 (c) CGN Power Co Ltd 251
2,000 Changchun High & New Technology Industry Group, Inc 38
24,000 Changjiang Securities Co Ltd 19
3,000 Changzhou Xingyu Automotive Lighting Systems Co Ltd 62
26,600 Chaozhou Three-Circle Group Co Ltd 113
4,500 Chengxin Lithium Group Co Ltd 14
5,500 (a) Chifeng Jilong Gold Mining Co Ltd 11
22,600 China Baoan Group Co Ltd 32
854,000 China Cinda Asset Management Co Ltd 86
6,156,000 China Citic Bank 2,857
553,000 China Coal Energy Co 433
224,000 China Communications Services Corp Ltd 94
110,500 China Conch Venture Holdings Ltd 94
93,500 China Construction Bank Corp - A 81
21,102,000 China Construction Bank Corp - H 11,863
61,000 China CSSC Holdings Ltd 233
75,900 (a) China Eastern Airlines Corp Ltd 46
480,900 China Energy Engineering Corp Ltd 149
278,300 China Everbright Bank Co Ltd - A 117
407,000 China Everbright Bank Co Ltd - H 122
305,555 China Everbright Environment Group Ltd 105
829,000 (c) China Feihe Ltd 487
10,600 China Film Co Ltd 21
324,000 China Galaxy Securities Co Ltd 167
24,500 China Galaxy Securities Co Ltd (Class A) 37
228,400 China Gas Holdings Ltd 215

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,700 China Great Wall Securities Co Ltd $ 11
27,400 China Greatwall Technology Group Co Ltd 39
568,000 China Hongqiao Group Ltd 553
377,000 China Insurance International Holdings Co Ltd 373
9,100 China International Capital Corp Ltd 47
358,000 (c) China International Capital Corp Ltd 653
194,000 China Jinmao Holdings Group Ltd 25
19,429 China Jushi Co Ltd 36
1,684,000 China Life Insurance Co Ltd 2,610
42,000 China Life Insurance Co Ltd (Class A) 210
98,200 (a),(c) China Literature Ltd 357
281,000 China Longyuan Power Group Corp Ltd 244
112,000 China Medical System Holdings Ltd 169
21,700 China Meheco Co Ltd 37
140,000 China Meidong Auto Holdings Ltd 76
699,000 China Mengniu Dairy Co Ltd 2,332
1,276,500 China Merchants Bank Co Ltd 5,300
574,700 China Merchants Bank Co Ltd (Class A) 2,614
165,600 China Merchants Energy Shipping Co Ltd 146
115,426 China Merchants Holdings International Co Ltd 143
36,020 China Merchants Securities Co Ltd 69
125,000 China Merchants Shekou Industrial Zone Holdings Co Ltd 213
192,400 China Minsheng Banking Corp Ltd - A 101
2,383,300 China Minsheng Banking Corp Ltd - H 814
885,000 China Molybdenum Co Ltd 565
234,000 China Molybdenum Co Ltd (Class A) 190
328,000 China National Building Material Co Ltd 172
32,900 China National Chemical Engineering Co Ltd 35
6,100 China National Medicines Corp Ltd 28
94,300 China National Nuclear Power Co Ltd 94
42,300 China Northern Rare Earth Group High-Tech Co Ltd 127
532,000 China Oilfield Services Ltd 637
612,435 China Overseas Land & Investment Ltd 1,265
45,000 China Overseas Property Holdings Ltd 51
98,600 China Pacific Insurance Group Co Ltd - A 389
603,200 China Pacific Insurance Group Co Ltd - H 1,502
413,000 China Power International Development Ltd 150
102,500 China Railway Group Ltd - A 96
966,000 China Railway Group Ltd - H 497
180,220 China Railway Signal & Communication Corp Ltd 130
13,800 China Rare Earth Resources And Technology Co Ltd 55
358,000 China Resources Beer Holdings Company Ltd 1,956
215,999 China Resources Cement Holdings Ltd 55
240,400 China Resources Gas Group Ltd 703
735,836 China Resources Land Ltd 2,922
18,087 China Resources Microelectronics Ltd 134
163,800 (c) China Resources Mixc Lifestyle Services Ltd 659
133,000 (c) China Resources Pharmaceutical Group Ltd 88
162,000 China Resources Power Holdings Co 308
4,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 32
1,188,000 (a),(e) China Ruyi Holdings Ltd 307
112,200 China Shenhua Energy Co Ltd - A 481
784,000 China Shenhua Energy Co Ltd - H 2,537
126,000 (e) China Shipping Development Co Ltd 137
154,000 (a),(e) China Southern Airlines Co Ltd 75
46,700 (a) China Southern Airlines Co Ltd (Class A) 39
224,800 China State Construction Engineering Corp Ltd 171
414,000 China State Construction International Holdings Ltd 435
381,700 China Three Gorges Renewables Group Co Ltd 250
23,925 China Tourism Group Duty Free Corp Ltd 350
19,800 (c),(e) China Tourism Group Duty Free Corp Ltd 262
1,622,000 (c) China Tower Corp Ltd 155

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
539,800 China Vanke Co Ltd $ 594
139,400 China Vanke Co Ltd (Class A) 251
80,500 China XD Electric Co Ltd 54
44,900 China Yangtze Power Co Ltd 137
5,400 China Zhenhua Group Science & Technology Co Ltd 60
114,140 China Zheshang Bank Co Ltd 40
594,000 Chinasoft International Ltd 421
5,000 Chongqing Brewery Co Ltd 58
17,154 Chongqing Changan Automobile Co Ltd 32
15,050 Chongqing Fuling Zhacai Group Co Ltd 33
267,100 Chongqing Rural Commercial Bank Co Ltd 146
10,200 (a) Chongqing Taiji Industry Group Co Ltd 65
70,950 Chongqing Zhifei Biological Products Co Ltd 473
455,600 Chow Tai Fook Jewellery Group Ltd 684
504,000 Citic Pacific Ltd 461
454,274 CITIC Securities Co Ltd 917
64,870 CITIC Securities Co Ltd (Class A) 194
4,800 CNGR Advanced Material Co Ltd 33
42,630 CNNC Hua Yuan Titanium Dioxide Co Ltd 27
111,700 CNPC Capital Co Ltd 101
57,180 Contemporary Amperex Technology Co Ltd 1,597
140,445 COSCO Pacific Ltd 91
147,500 COSCO SHIPPING Development Co Ltd 48
69,900 COSCO SHIPPING Energy Transportation Co Ltd 129
187,860 COSCO SHIPPING Holdings Co Ltd - A 253
670,650 COSCO SHIPPING Holdings Co Ltd - H 685
2,781,000 (e) Country Garden Holdings Co Ltd 321
485,000 (e) Country Garden Services Holdings Co Ltd 495
18,800 CSC Financial Co Ltd 64
1,754,880 CSPC Pharmaceutical Group Ltd 1,283
7,300 Dajin Heavy Industry Co Ltd 26
249,895 Daqin Railway Co Ltd 250
12,800 (a),(e) Daqo New Energy Corp (ADR) 387
14,049 DaShenLin Pharmaceutical Group Co Ltd 49
169,500 Datang International Power Generation Co Ltd 62
10,400 DHC Software Co Ltd 9
10,880 Do-Fluoride New Materials Co Ltd 24
6,200 Dong-E-E-Jiao Co Ltd 42
39,000 Dongfang Electric Corp Ltd 84
736,000 Dongfeng Motor Group Co Ltd 290
11,300 Dongxing Securities Co Ltd 13
374,000 Dongyue Group Ltd 280
86,500 (a),(c),(e) East Buy Holding Ltd 406
331,006 East Money Information Co Ltd 694
3,500 Eastroc Beverage Group Co Ltd 88
5,000 Ecovacs Robotics Co Ltd 33
152,400 ENN Energy Holdings Ltd 1,256
35,900 ENN Natural Gas Co Ltd 86
10,500 Eoptolink Technology, Inc Ltd 66
23,670 Eve Energy Co Ltd 147
21,000 Everbright Securities Co Ltd 48
32,990 (a) Everdisplay Optronics Shanghai Co Ltd 12
44,643 Fangda Carbon New Material Co Ltd 35
72,000 Far East Horizon Ltd 52
6,928 (a) Farasis Energy Gan Zhou Co Ltd 19
36,600 FAW Jiefang Group Co Ltd 44
25,700 First Capital Securities Co Ltd 21
96,000 (e) Flat Glass Group Co Ltd 215
22,500 Flat Glass Group Co Ltd 87
221,200 Focus Media Information Technology Co Ltd 217
56,122 Foshan Haitian Flavouring & Food Co Ltd 294
630,500 Fosun International 397
38,800 Founder Securities Co Ltd 39
1,064,928 Foxconn Industrial Internet Co Ltd 2,888

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
2,700 Fu Jian Anjoy Foods Co Ltd $ 46
14,400 Fujian Sunner Development Co Ltd 38
22,700 Fuyao Glass Industry Group Co Ltd - A 115
137,000 (c) Fuyao Glass Industry Group Co Ltd - H 627
13,818 GalaxyCore, Inc 29
19,120 Ganfeng Lithium Group Co Ltd 117
88,080 (c) Ganfeng Lithium Group Co Ltd 360
500 G-bits Network Technology Xiamen Co Ltd 25
1,663,000 GCL Technology Holdings Ltd 308
90,000 GD Power Development Co Ltd 45
210,184 (a) GDS Holdings Ltd 288
188,900 (a),(e) GDS Holdings Ltd (ADR) 2,068
1,322,000 Geely Automobile Holdings Ltd 1,550
26,900 GEM Co Ltd 22
96,100 Gemdale Corp 90
92,000 (a) Genscript Biotech Corp 241
90,600 GF Securities Co Ltd 121
31,000 GF Securities Co Ltd (Class A) 63
14,700 Giant Network Group Co Ltd 26
8,872 GigaDevice Semiconductor, Inc 120
3,900 Ginlong Technologies Co Ltd 42
16,600 GoerTek, Inc 36
6,600 Gongniu Group Co Ltd 94
1,960 GoodWe Technologies Co Ltd 36
18,500 Gotion High-tech Co Ltd 59
509,000 (e) Great Wall Motor Co Ltd 604
30,700 Great Wall Motor Co Ltd 109
44,800 Gree Electric Appliances, Inc of Zhuhai 224
62,000 Greenland Holdings Corp Ltd 23
258,500 Greentown China Holdings Ltd 267
48,900 GRG Banking Equipment Co Ltd 81
18,400 Guangdong Haid Group Co Ltd 114
37,300 (a) Guangdong HEC Technology Holding Co Ltd 34
252,000 Guangdong Investments Ltd 192
202,200 Guanghui Energy Co Ltd 212
59,400 Guangzhou Automobile Group Co Ltd 82
722,000 Guangzhou Automobile Group Co Ltd - H 356
16,000 Guangzhou Baiyun International Airport Co Ltd 25
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 45
5,800 Guangzhou Great Power Energy & Technology Co Ltd 26
34,300 Guangzhou Haige Communications Group, Inc Co 53
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 15
8,595 Guangzhou Shiyuan Electronic Technology Co Ltd 60
24,600 Guangzhou Tinci Materials Technology Co Ltd 91
13,486 Guangzhou Yuexiu Capital Holdings Group Co Ltd 12
12,200 Guolian Securities Co Ltd 18
28,300 Guosen Securities Co Ltd 36
41,000 Guotai Junan Securities Co Ltd 82
25,790 Guoyuan Securities Co Ltd 24
370,000 (c) Haidilao International Holding Ltd 987
544,800 Haier Smart Home Co Ltd 1,703
82,300 Haier Smart Home Co Ltd 267
539,600 (a) Hainan Airlines Holding Co Ltd 110
180,300 (a) Hainan Airport Infrastructure Co Ltd 99
156,000 Haitian International Holdings Ltd 329
263,600 Haitong Securities Co Ltd 158
53,100 Haitong Securities Co Ltd (Class A) 73
13,100 Hang Zhou Great Star Industrial Co Ltd 35
56,000 Hangzhou Binjiang Real Estate Group Co Ltd 74
7,800 Hangzhou Chang Chuan Technology Co Ltd 36
19,510 Hangzhou First Applied Material Co Ltd 77
8,400 Hangzhou Lion Electronics Co Ltd 38
12,900 Hangzhou Oxygen Plant Group Co Ltd 57
13,530 Hangzhou Robam Appliances Co Ltd 50

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
18,600 Hangzhou Silan Microelectronics Co Ltd $ 62
1,800 Hangzhou Tigermed Consulting Co Ltd - A 16
90,000 (c) Hansoh Pharmaceutical Group Co Ltd 122
8,800 Haohua Chemical Science & Technology Co Ltd 40
15,700 Hebei Hengshui Laobaigan Liquor Co Ltd 50
29,200 Hebei Yangyuan Zhihui Beverage Co Ltd 98
25,300 Heilongjiang Agriculture Co Ltd 46
41,800 Henan Shenhuo Coal & Power Co Ltd 98
51,700 Henan Shuanghui Investment & Development Co Ltd 187
149,500 Hengan International Group Co Ltd 476
22,100 Hengdian Group DMEGC Magnetics Co Ltd 49
97,380 Hengli Petrochemical Co Ltd 192
34,700 Hengtong Optic-electric Co Ltd 67
49,430 Hengyi Petrochemical Co Ltd 50
209,900 Hesteel Co Ltd 65
24,000 Hisense Visual Technology Co Ltd 74
2,800 Hithink RoyalFlush Information Network Co Ltd 58
5,860 Hongfa Technology Co Ltd 27
9,500 Hoshine Silicon Industry Co Ltd 79
850 Hoymiles Power Electronics, Inc 32
6,036 Hoyuan Green Energy Co Ltd 35
47,000 (a),(c),(e) Hua Hong Semiconductor Ltd 118
41,700 Huadian Power International Corp Ltd (Class A) 29
9,740 Huadong Medicine Co Ltd 56
52,800 Huafon Chemical Co Ltd 51
19,300 Huagong Tech Co Ltd 89
61,600 Huaibei Mining Holdings Co Ltd 118
329,360 Hualan Biological Engineering, Inc 1,003
44,300 Huaneng Power International, Inc - A 48
974,000 Huaneng Power International, Inc - H 471
116,200 (c) Huatai Securities Co Ltd 148
15,500 Huatai Securities Co Ltd (Class A) 34
14,200 Huaxi Securities Co Ltd 16
80,200 Huaxia Bank Co Ltd 63
42,200 Huayu Automotive Systems Co Ltd 109
45,174 (a) Huazhu Group Ltd (ADR) 1,781
5,900 Hubei Feilihua Quartz Glass Co Ltd 37
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 18
16,400 Hubei Xingfa Chemicals Group Co Ltd 45
5,800 Huizhou Desay Sv Automotive Co Ltd 115
9,500 Humanwell Healthcare Group Co Ltd 32
6,648 Hunan Changyuan Lico Co Ltd 8
115,000 Hunan Valin Steel Co Ltd 94
8,412 Hundsun Technologies, Inc 38
79,000 (c) Hygeia Healthcare Holdings Co Ltd 442
25,131 (a) iClick Interactive Asia Group Ltd (ADR) 49
12,800 Iflytek Co Ltd 89
900 Imeik Technology Development Co Ltd 48
329,900 Industrial & Commercial Bank of China Ltd - A 212
13,055,000 Industrial & Commercial Bank of China Ltd - H 6,262
105,200 Industrial Bank Co Ltd 235
40,790 Industrial Securities Co Ltd 36
6,300 Ingenic Semiconductor Co Ltd 64
583,800 Inner Mongolia BaoTou Steel Union Co Ltd 138
49,300 Inner Mongolia Dian Tou Energy Corp Ltd 93
137,200 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 77
85,300 Inner Mongolia Yili Industrial Group Co Ltd 311
298,200 Inner Mongolia Yitai Coal Co 418
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 55
369,500 (a),(c) Innovent Biologics, Inc 1,795
8,800 Inspur Electronic Information Industry Co Ltd 45
386,012 (a) iQIYI, Inc (ADR) 1,830
1,001 iRay Technology Co Ltd 34
14,250 Isoftstone Information Technology Group Co Ltd 52

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
42,300 JA Solar Technology Co Ltd $ 149
8,310 Jason Furniture Hangzhou Co Ltd 46
92,550 (a),(c) JD Health International, Inc 476
450,100 (a),(c) JD Logistics, Inc 569
1,187,655 JD.com, Inc 17,279
73,400 Jiangsu Eastern Shenghong Co Ltd 116
116,000 Jiangsu Express 105
16,804 Jiangsu Hengli Hydraulic Co Ltd 147
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 203
16,400 Jiangsu King's Luck Brewery JSC Ltd 132
16,000 Jiangsu Nhwa Pharmaceutical Co Ltd 58
4,800 Jiangsu Pacific Quartz Co Ltd 70
41,500 Jiangsu Phoenix Publishing & Media Corp Ltd 60
19,300 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 344
3,900 Jiangsu Yangnong Chemical Co Ltd 37
6,400 Jiangsu Yoke Technology Co Ltd 57
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 25
47,500 Jiangsu Zhongtian Technology Co Ltd 97
284,000 Jiangxi Copper Co Ltd 443
28,958 Jiangxi Copper Co Ltd (Class A) 77
12,500 (a) Jiangxi Special Electric Motor Co Ltd 15
57,600 Jinduicheng Molybdenum Co Ltd 88
83,904 Jinko Solar Co Ltd 117
2,900 JiuGui Liquor Co Ltd 35
209,000 (c) Jiumaojiu International Holdings Ltd 283
126,600 Jizhong Energy Resources Co Ltd 117
283,877 Joincare Pharmaceutical Group Industry Co Ltd 483
11,771 Jointown Pharmaceutical Group Co Ltd 17
12,200 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 58
3,700 JOYY, Inc (ADR) 141
4,500 Juewei Food Co Ltd 23
24,000 Juneyao Airlines Co Ltd 47
47,500 (a) Kanzhun Ltd (ADR) 721
145,045 KE Holdings, Inc (ADR) 2,251
18,700 Keda Industrial Group Co Ltd 30
59,500 Kingboard Chemical Holdings Ltd 133
229,000 (a) Kingdee International Software Group Co Ltd 280
35,900 Kingnet Network Co Ltd 62
223,600 Kingsoft Corp Ltd 806
427,000 (a),(c) Kuaishou Technology 3,397
27,000 Kuang-Chi Technologies Co Ltd 54
6,500 Kunlun Tech Co Ltd 34
16,397 Kweichow Moutai Co Ltd 4,067
37,700 LB Group Co Ltd 95
602,000 Lenovo Group Ltd 617
69,900 Lens Technology Co Ltd 118
1,300 Lepu Medical Technology Beijing Co Ltd 3
244,200 (a) Li Auto, Inc 4,358
510,000 Li Ning Co Ltd 2,130
114,600 Liaoning Port Co Ltd 25
103,700 Lingyi iTech Guangdong Co 81
2,100 Livzon Pharmaceutical Group, Inc 11
435,500 (c) Longfor Group Holdings Ltd 778
97,089 LONGi Green Energy Technology Co Ltd 364
53,300 Lufax Holding Ltd (ADR) 56
31,500 Luxi Chemical Group Co Ltd 49
92,109 Luxshare Precision Industry Co Ltd 378
19,300 Luzhou Laojiao Co Ltd 577
25,790 Mango Excellent Media Co Ltd 100
6,608 Maxscend Microelectronics Co Ltd 106
46,500 Meihua Holdings Group Co Ltd 61
383,795 (a) Meinian Onehealth Healthcare Holdings Co Ltd 358
1,953,800 (a),(c) Meituan 28,284
85,700 Metallurgical Corp of China Ltd 43

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
228,500 Microport Scientific Corp $ 344
27,400 Ming Yang Smart Energy Group Ltd 59
20,800 MINISO Group Holding Ltd (ADR) 539
168,000 Minth Group Ltd 432
15,110 Montage Technology Co Ltd 103
65,544 Muyuan Foods Co Ltd 341
7,265 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 13
18,200 Nanjing Securities Co Ltd 20
103,752 NARI Technology Co Ltd 316
13,128 (a) National Silicon Industry Group Co Ltd 36
7,000 NAURA Technology Group Co Ltd 232
3,500 NavInfo Co Ltd 5
727,995 NetEase, Inc 14,597
33,300 New China Life Insurance Co Ltd - A 169
215,000 New China Life insurance Co Ltd - H 516
59,600 (a) New Hope Liuhe Co Ltd 90
328,840 (a) New Oriental Education & Technology Group, Inc 1,946
18,700 Ninestar Corp 66
4,860 Ningbo Deye Technology Co Ltd 52
16,300 Ningbo Joyson Electronic Corp 39
8,800 Ningbo Orient Wires & Cables Co Ltd 48
4,310 Ningbo Ronbay New Energy Technology Co Ltd 25
28,200 Ningbo Shanshan Co Ltd 54
12,300 Ningbo Tuopu Group Co Ltd 126
106,000 Ningxia Baofeng Energy Group Co Ltd 208
300,130 (a) NIO, Inc (ADR) 2,713
393,200 (c),(e) Nongfu Spring Co Ltd 2,255
21,200 North Industries Group Red Arrow Co Ltd 43
308 NXP Semiconductors NV 62
78,500 (a) Offcn Education Technology Co Ltd 40
173,600 Offshore Oil Engineering Co Ltd 154
5,840 Oppein Home Group, Inc 77
46,728 Orient Securities Co Ltd 62
23,900 Oriental Pearl Group Co Ltd 24
3,809 Ovctek China, Inc 13
119,700 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 60
256,613 (a) PDD Holdings, Inc (ADR) 25,166
18,400 People.cn Co Ltd 97
2,277,000 People's Insurance Co Group of China Ltd 815
184,900 People's Insurance Co Group of China Ltd (Class A) 150
11,200 Perfect World Co Ltd 20
7,425 Pharmaron Beijing Co Ltd - A 32
1,562,000 PICC Property & Casualty Co Ltd 2,000
94,200 Ping An Bank Co Ltd 145
43,100 (a),(c),(e) Ping An Healthcare and Technology Co Ltd 100
5,092,203 Ping An Insurance Group Co of China Ltd 28,881
146,500 Ping An Insurance Group Co of China Ltd (Class A) 977
2,587 Piotech, Inc 85
186,900 Poly Developments and Holdings Group Co Ltd 328
106,000 (c) Pop Mart International Group Ltd 312
161,100 Postal Savings Bank of China Co Ltd - A 110
1,994,000 (c) Postal Savings Bank of China Co Ltd - H 1,004
73,900 Power Construction Corp of China Ltd 54
1,642 Pylon Technologies Co Ltd 29
8,261 (a) Qi An Xin Technology Group, Inc 58
69,100 (a) Qinghai Salt Lake Industry Co Ltd 163
5,546 Raytron Technology Co Ltd 36
16,500 Risen Energy Co Ltd 43
12,000 Riyue Heavy Industry Co Ltd 26
4,600 Rockchip Electronics Co Ltd 39
126,850 Rongsheng Petrochemical Co Ltd 207
119,900 SAIC Motor Corp Ltd 244
31,700 Sailun Group Co Ltd 55
67,500 Sanan Optoelectronics Co Ltd 143

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,500 Sangfor Technologies, Inc $ 32
259,000 Sany Heavy Equipment International Holdings Co Ltd 408
111,100 Sany Heavy Industry Co Ltd 243
39,173 Satellite Chemical Co Ltd 82
28,600 SDIC Capital Co Ltd 27
44,200 SDIC Power Holdings Co Ltd 71
41,400 Seazen Holdings Co Ltd 76
18,200 (a) Seres Group Co Ltd 140
23,400 SF Holding Co Ltd 131
5,070 SG Micro Corp 54
167,800 Shaanxi Coal Industry Co Ltd 425
83,700 Shan XI Hua Yang Group New Energy Co Ltd 97
7,670 Shandong Buchang Pharmaceuticals Co Ltd 19
51,620 Shandong Gold Mining Co Ltd - A 177
179,500 (c) Shandong Gold Mining Co Ltd - H 338
10,000 Shandong Himile Mechanical Science & Technology Co Ltd 48
36,050 Shandong Hualu Hengsheng Chemical Co Ltd 159
17,600 Shandong Linglong Tyre Co Ltd 49
162,400 Shandong Nanshan Aluminum Co Ltd 70
36,500 Shandong Sun Paper Industry JSC Ltd 61
598,400 Shandong Weigao Group Medical Polymer Co Ltd 524
24,080 Shanghai Aiko Solar Energy Co Ltd 74
12,432 Shanghai Bairun Investment Holding Group Co Ltd 49
6,915 Shanghai Baosight Software Co Ltd 43
148,944 Shanghai Baosight Software Co Ltd 314
51,300 Shanghai Construction Group Co Ltd 19
230,200 Shanghai Electric Group Co Ltd 148
15,300 Shanghai Electric Power Co Ltd 19
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 33
38,500 Shanghai Fosun Pharmaceutical Group Co Ltd - H 90
1,482 Shanghai Friendess Electronic Technology Corp Ltd 51
6,744 Shanghai Fudan Microelectronics Group Co Ltd 44
17,800 (a) Shanghai International Airport Co Ltd 93
46,300 Shanghai International Port Group Co Ltd 33
9,400 Shanghai Jinjiang International Hotels Development Co Ltd 49
8,618 (a) Shanghai Junshi Biosciences Co Ltd 45
19,960 Shanghai Lingang Holdings Corp Ltd 31
9,700 Shanghai M&G Stationery, Inc 48
1,006 Shanghai Medicilon, Inc 10
6,100 Shanghai Moons' Electric Co Ltd 58
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 40
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 108
139,700 Shanghai Pudong Development Bank Co Ltd 136
25,036 Shanghai Putailai New Energy Technology Co Ltd 101
271,200 Shanghai RAAS Blood Products Co Ltd 259
171,500 Shanghai Rural Commercial Bank Co Ltd 142
67,500 Shanghai Yuyuan Tourist Mart Group Co Ltd 69
36,000 Shanxi Coal International Energy Group Co Ltd 93
72,079 Shanxi Lu'an Environmental Energy Development Co Ltd 188
46,600 (a) Shanxi Meijin Energy Co Ltd 45
19,330 Shanxi Securities Co Ltd 15
74,700 Shanxi Taigang Stainless Steel Co Ltd 41
16,080 Shanxi Xinghuacun Fen Wine Factory Co Ltd 531
114,070 Shanxi Xishan Coal & Electricity Power Co Ltd 157
4,300 Shede Spirits Co Ltd 74
46,300 Shenergy Co Ltd 40
10,400 Shenghe Resources Holding Co Ltd 16
29,600 Shengyi Technology Co Ltd 62
4,680 Shennan Circuits Co Ltd 43
116,200 Shenwan Hongyuan Group Co Ltd 69
10,980 Shenzhen Capchem Technology Co Ltd 66
2,560 Shenzhen Dynanonic Co Ltd 27

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,300 Shenzhen Energy Group Co Ltd $ 25
17,100 Shenzhen Inovance Technology Co Ltd 156
119,985 Shenzhen International Holdings Ltd 74
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 2
4,640 Shenzhen Kangtai Biological Products Co Ltd 19
2,900 Shenzhen Kedali Industry Co Ltd 38
7,400 Shenzhen Kstar Science And Technology Co Ltd 29
5,700 Shenzhen Mindray Bio-Medical Electronics Co Ltd 212
8,800 Shenzhen New Industries Biomedical Engineering Co Ltd 77
135,600 Shenzhen Overseas Chinese Town Co Ltd 79
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 24
4,600 Shenzhen SC New Energy Technology Corp 48
16,300 Shenzhen SED Industry Co Ltd 50
10,382 Shenzhen Senior Technology Material Co Ltd 19
7,800 Shenzhen Sunlord Electronics Co Ltd 31
11,642 Shenzhen Transsion Holdings Co Ltd 233
6,900 Shenzhen YUTO Packaging Technology Co Ltd 23
179,400 Shenzhou International Group Holdings Ltd 1,706
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 27
14,600 Shuangliang Eco-Energy Systems Co Ltd 21
23,700 Sichuan Chuantou Energy Co Ltd 48
76,600 Sichuan Hebang Biotechnology Co Ltd 25
353,500 Sichuan Kelun Pharmaceutical Co Ltd 1,412
12,500 (a) Sichuan New Energy Power Co Ltd 20
107,100 Sichuan Road and Bridge Group Co Ltd 127
6,400 Sichuan Swellfun Co Ltd 53
7,600 Sichuan Yahua Industrial Group Co Ltd 16
11,000 Sieyuan Electric Co Ltd 78
67,000 Silergy Corp 635
18,700 Sinolink Securities Co Ltd 24
48,900 Sinoma International Engineering Co 76
21,400 Sinoma Science & Technology Co Ltd 60
7,468 Sinomine Resource Group Co Ltd 37
232,100 Sinopec Shanghai Petrochemical Co Ltd (Class A) 98
510,800 Sinopharm Group Co Ltd 1,481
173,000 Sinotruk Hong Kong Ltd 333
6,860 Skshu Paint Co Ltd 65
398,000 (c),(e) Smoore International Holdings Ltd 359
23,800 Songcheng Performance Development Co Ltd 40
28,262 SooChow Securities Co Ltd 33
29,700 Southwest Securities Co Ltd 17
4,500 (a) Spring Airlines Co Ltd 34
1,900 StarPower Semiconductor Ltd 47
18,500 Sungrow Power Supply Co Ltd 227
58,700 Sunny Optical Technology Group Co Ltd 407
8,250 Sunresin New Materials Co Ltd 66
19,300 Sunwoda Electronic Co Ltd 45
20,600 Suzhou Dongshan Precision Manufacturing Co Ltd 49
3,224 Suzhou Maxwell Technologies Co Ltd 56
6,600 Suzhou TFC Optical Communication Co Ltd 86
96,100 (a),(e) TAL Education Group (ADR) 875
21,400 Tangshan Jidong Cement Co Ltd 22
75,660 TBEA Co Ltd 154
287,710 TCL Technology Group Corp 161
51,875 TCL Zhonghuan Renewable Energy Technology Co Ltd 166
2,252,200 Tencent Holdings Ltd 87,304
61,900 (a) Tencent Music Entertainment Group (ADR) 395
5,100 Thunder Software Technology Co Ltd 53
7,100 Tianjin 712 Communication & Broadcasting Co Ltd 25
19,200 Tianma Microelectronics Co Ltd 24
17,700 Tianqi Lithium Corp 134
40,400 Tianshan Aluminum Group Co Ltd 36

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
62,900 Tianshui Huatian Technology Co Ltd $ 77
454,000 Tingyi Cayman Islands Holding Corp 634
26,000 Titan Wind Energy Suzhou Co Ltd 46
102,000 (a) Tongcheng Travel Holdings Ltd 223
23,100 TongFu Microelectronics Co Ltd 61
25,400 Tongkun Group Co Ltd 51
163,800 Tongling Nonferrous Metals Group Co Ltd 72
59,600 Tongwei Co Ltd 264
1,500 (a) Topchoice Medical Corp 18
456,000 (c) Topsports International Holdings Ltd 345
88,000 Travelsky Technology Ltd 152
27,449 Trina Solar Co Ltd 115
119,150 (a) Trip.com Group Ltd 4,200
80,284 (a) Trip.com Group Ltd (ADR) 2,808
140,000 Tsingtao Brewery Co Ltd 1,140
9,800 Tsingtao Brewery Co Ltd (Class A) 118
10,399 Unigroup Guoxin Microelectronics Co Ltd 124
334,000 Uni-President China Holdings Ltd 235
44,400 Unisplendour Corp Ltd 143
17,200 Universal Scientific Industrial Shanghai Co Ltd 34
7,127 (a) Verisilicon Microelectronics Shanghai Co Ltd 59
172,646 (a) Vipshop Holdings Ltd (ADR) 2,764
5,800 Walvax Biotechnology Co Ltd 19
38,100 (a) Wanda Film Holding Co Ltd 71
43,500 Wanhua Chemical Group Co Ltd 528
1,084,000 Want Want China Holdings Ltd 707
255,684 Weibo Corp (ADR) 3,206
160,000 Weichai Power Co Ltd 217
33,600 Weichai Power Co Ltd (Class A) 58
9,680 Weihai Guangwei Composites Co Ltd 36
88,375 Wens Foodstuffs Group Co Ltd 211
16,000 Western Mining Co Ltd 28
26,400 Western Securities Co Ltd 24
7,014 Western Superconducting Technologies Co Ltd 44
15,090 Will Semiconductor Co Ltd 193
16,900 Wingtech Technology Co Ltd 101
726,000 Winteam Pharmaceutical Group Ltd 338
442,700 (a) Wintime Energy Group Co Ltd 84
103,100 Wuchan Zhongda Group Co Ltd 67
29,118 Wuhan Guide Infrared Co Ltd 30
51,335 Wuliangye Yibin Co Ltd 1,106
30,050 WUS Printed Circuit Kunshan Co Ltd 93
156,336 WuXi AppTec Co Ltd - A 1,858
30,185 (c),(e) WuXi AppTec Co Ltd - H 360
1,703 Wuxi Autowell Technology Co Ltd 33
982,500 (a),(c) Wuxi Biologics Cayman, Inc 5,710
181,400 XCMG Construction Machinery Co Ltd 159
48,700 Xiamen C & D, Inc 66
2,400 Xiamen Faratronic Co Ltd 32
11,600 Xiamen Tungsten Co Ltd 27
3,231,400 (a),(c) Xiaomi Corp 5,062
20,892 Xinjiang Daqo New Energy Co Ltd 116
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 68
404,863 Xinyi Solar Holdings Ltd 301
224,200 (a),(e) XPeng, Inc 2,049
307,000 Xtep International Holdings Ltd 283
264,000 (c) Yadea Group Holdings Ltd 489
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 30
50,000 Yantai Jereh Oilfield Services Group Co Ltd 218
532,000 (e) Yanzhou Coal Mining Co Ltd 1,004
70,450 Yanzhou Coal Mining Co Ltd (Class A) 196
14,210 Yealink Network Technology Corp Ltd 69

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,574 Yifeng Pharmacy Chain Co Ltd $ 61
117,000 Yihai International Holding Ltd 201
16,200 Yihai Kerry Arawana Holdings Co Ltd 77
36,820 Yintai Gold Co Ltd 71
50,600 Yonghui Superstores Co Ltd 22
6,890 YongXing Special Materials Technology Co Ltd 43
17,959 Yonyou Network Technology Co Ltd 41
50,800 Youngor Group Co Ltd 50
16,800 YTO Express Group Co Ltd 35
30,600 (a) Yuan Longping High-tech Agriculture Co Ltd 63
407,360 Yuexiu Property Co Ltd 468
314,823 Yum China Holdings, Inc 17,542
17,180 Yunda Holding Co Ltd 23
48,400 Yunnan Aluminium Co Ltd 100
8,900 Yunnan Baiyao Group Co Ltd 65
4,200 Yunnan Botanee Bio-Technology Group Co Ltd 54
80,100 Yunnan Chihong Zinc&Germanium Co Ltd 58
10,100 Yunnan Energy New Material Co Ltd 83
23,500 Yunnan Tin Co Ltd 46
33,600 Yunnan Yuntianhua Co Ltd 79
201,500 (a) Zai Lab Ltd 493
22,800 Zangge Mining Co Ltd 71
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 106
301,000 Zhaojin Mining Industry Co Ltd 415
20,000 Zhefu Holding Group Co Ltd 11
113,120 (a) Zhejiang Century Huatong Group Co Ltd 75
44,100 Zhejiang China Commodities City Group Co Ltd 55
27,500 Zhejiang Chint Electrics Co Ltd 88
51,900 Zhejiang Dahua Technology Co Ltd 159
7,760 Zhejiang Dingli Machinery Co Ltd 56
126,000 (e) Zhejiang Expressway Co Ltd 94
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 22
18,203 Zhejiang Huayou Cobalt Co Ltd 94
16,000 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 105
5,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 20
39,200 Zhejiang Juhua Co Ltd 82
58,400 Zhejiang Longsheng Group Co Ltd 74
16,304 Zhejiang NHU Co Ltd 36
9,300 Zhejiang Sanhua Intelligent Controls Co Ltd 38
7,511 Zhejiang Supcon Technology Co Ltd 49
9,800 Zhejiang Supor Co Ltd 65
18,590 Zhejiang Weiming Environment Protection Co Ltd 45
24,100 Zhejiang Weixing New Building Materials Co Ltd 60
237,500 Zhejiang Zheneng Electric Power Co Ltd 138
19,800 Zhengzhou Yutong Bus Co Ltd 36
18,500 Zheshang Securities Co Ltd 26
58,500 (a),(c) ZhongAn Online P&C Insurance Co Ltd 171
12,800 Zhongji Innolight Co Ltd 204
87,800 Zhongjin Gold Corp Ltd 131
187,500 Zhongsheng Group Holdings Ltd 525
78,600 Zhongtai Securities Co Ltd 77
9,447 Zhuzhou CRRC Times Electric Co Ltd 52
127,100 Zhuzhou CSR Times Electric Co Ltd 439
29,900 Zhuzhou Kibing Group Co Ltd 34
31,900 Zibo Qixiang Tengda Chemical Co Ltd 28
1,220,000 Zijin Mining Group Co Ltd 1,850
287,400 Zijin Mining Group Co Ltd (Class A) 478
103,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 97
61,100 ZTE Corp 274
62,200 ZTE Corp (Class H) 187

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
35,346 ZTO Express Cayman, Inc (ADR) $ 854
TOTAL CHINA 588,213
COLOMBIA - 0.0%
20,180 BanColombia S.A. 153
37,411 BanColombia S.A. (Preference) 248
105,813 Interconexion Electrica S.A. ESP 387
TOTAL COLOMBIA 788
CZECH REPUBLIC - 0.0%
36,242 CEZ AS 1,539
5,945 Komercni Banka AS 173
24,216 (c) Moneta Money Bank AS 88
TOTAL CZECH REPUBLIC 1,800
DENMARK - 1.0%
109,774 Carlsberg AS (Class B) 13,841
2,342,386 Novo Nordisk A.S. 213,277
20,000 Novo Nordisk A.S. (ADR) 1,819
74,371 Orsted AS 4,046
275,461 (a) Zealand Pharma AS 11,906
TOTAL DENMARK 244,889
EGYPT - 0.0%
212,287 Commercial International Bank 413
262,967 Eastern Tobacco 206
250,378 (a) Egyptian Financial Group-Hermes Holding 119
TOTAL EGYPT 738
FINLAND - 0.2%
783,456 Nordea Bank Abp 8,601
1,488,997 Nordea Bank Abp 16,325
391,497 Sampo Oyj (A Shares) 16,925
TOTAL FINLAND 41,851
FRANCE - 2.5%
339,411 Accor S.A. 11,416
135,393 Air Liquide 22,804
891,871 Airbus SE 119,376
677,999 BNP Paribas S.A. 43,111
170,881 Cap Gemini S.A. 29,818
433,745 Cie Generale des Etablissements Michelin S.C.A 13,276
535,911 Compagnie de Saint-Gobain 32,074
284,826 Danone 15,710
1,127,337 Engie S.A. 17,289
214,281 Essilor International S.A. 37,273
12,037 (a),(e) Euroapi S.A. 152
8,166 Gecina S.A. 833
10,988 ICADE 362
122,271 Kering 55,555
166,948 L'Oreal S.A. 69,185
88,877 LVMH Moet Hennessy Louis Vuitton S.A. 67,087
347,842 Orange S. A. 3,990
9,230 Pernod-Ricard S.A. 1,537
205,419 Teleperformance 25,792
263,885 Total S.A. 17,350
116,614 Veolia Environnement 3,371
TOTAL FRANCE 587,361
GERMANY - 2.1%
47,872 Allianz AG. 11,392
612,692 Aroundtown S.A. 1,271

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
147,850 BASF SE $ 6,692
1,671,843 Bayer AG. 80,289
305,385 Beiersdorf AG. 39,391
695,114 (a) Borussia Dortmund GmbH & Co KGaA 2,885
301,503 Brenntag SE 23,329
40,378 (c) Covestro AG. 2,171
105,213 Deutsche Boerse AG. 18,170
668,799 Deutsche Telekom AG. 14,029
327,108 Dr ING hc F Porsche AG. 30,692
963,210 E.ON AG. 11,391
583,808 HeidelbergCement AG. 45,216
515,315 (a) HelloFresh SE 15,312
38,555 Henkel KGaA 2,431
960,519 Infineon Technologies AG. 31,813
14,292 LEG Immobilien SE 983
1,014 OSRAM Licht AG. 53
71,191 (a) Paion AG. 329
1,795,101 RWE AG. 66,634
622,110 Siemens AG. 88,905
48,671 (c) Siemens Healthineers AG. 2,462
145,107 Vonovia SE 3,477
TOTAL GERMANY 499,317
GREECE - 0.0%
756,388 (a) Alpha Services and Holdings S.A. 1,000
195,334 (a) Eurobank Ergasias Services and Holdings S.A. 300
5,760 (a),(f) FF Group 0 ^
41,140 Hellenic Telecommunications Organization S.A. 600
25,052 JUMBO S.A. 689
16,198 Motor Oil Hellas Corinth Refineries S.A. 410
23,185 Mytilineos Holdings S.A. 853
42,210 (a) National Bank of Greece S.A. 238
36,726 OPAP S.A. 615
152,003 (a) Piraeus Financial Holdings S.A. 449
41,471 (a) Public Power Corp 416
TOTAL GREECE 5,570
HONG KONG - 0.3%
2,486,100 AIA Group Ltd 20,106
127,800 Bank of East Asia Ltd 158
216,000 (a),(e) Cathay Pacific Airways Ltd 221
105,730 CK Infrastructure Holdings Ltd 499
327,500 CLP Holdings Ltd 2,418
815,000 Hang Lung Properties Ltd 1,115
167,900 Hang Seng Bank Ltd 2,083
304,000 Henderson Land Development Co Ltd 798
2,078,806 Hong Kong & China Gas Ltd 1,446
242,712 Hong Kong Electric Holdings Ltd 1,172
259,682 Hong Kong Exchanges and Clearing Ltd 9,638
510,400 Hongkong Land Holdings Ltd 1,820
242,500 Kingboard Laminates Holdings Ltd 171
368,339 Link REIT 1,801
605,652 (a) Melco Crown Entertainment Ltd (ADR) 5,990
355,000 New World Development Co Ltd 688
410,000 Nine Dragons Paper Holdings Ltd 230
30,000 Orient Overseas International Ltd 400
595,733 Prudential plc 6,404
866,250 Sino Biopharmaceutical Ltd 312
309,000 Sun Hung Kai Properties Ltd 3,297
88,000 Vinda International Holdings Ltd 211

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
252,000 Wharf Real Estate Investment Co Ltd $ 971
TOTAL HONG KONG 61,949
HUNGARY - 0.0%
115,366 MOL Hungarian Oil & Gas plc 874
18,340 OTP Bank Rt 661
34,470 Richter Gedeon Rt 834
TOTAL HUNGARY 2,369
INDIA - 1.1%
11,644 ABB Ltd India 574
36,490 Adani Enterprises Ltd 1,057
67,974 (a) Adani Green Energy Ltd 808
111,698 Adani Ports & Special Economic Zone Ltd 1,107
168,319 (a) Adani Power Ltd 765
128,602 Ambuja Cements Ltd 656
120,000 Angel One Ltd 2,668
23,960 Apollo Hospitals Enterprise Ltd 1,479
119,019 Ashok Leyland Ltd 253
83,262 Asian Paints Ltd 3,165
26,414 Astral Ltd 607
13,621 (c) AU Small Finance Bank Ltd 117
21,109 Aurobindo Pharma Ltd 232
34,957 (a),(c) Avenue Supermarts Ltd 1,544
743,531 Axis Bank Ltd 9,255
14,942 Bajaj Auto Ltd 909
60,065 Bajaj Finance Ltd 5,634
30,558 Bajaj Finserv Ltd 565
5,567 Bajaj Holdings & Investment Ltd 476
15,888 Balkrishna Industries Ltd 488
54,636 (c) Bandhan Bank Ltd 165
87,407 Bank of Baroda 224
52,540 Berger Paints India Ltd 359
10,508 (a) Berger Paints India Ltd 72
816,153 Bharat Electronics Ltd 1,356
54,520 Bharat Forge Ltd 715
184,762 Bharat Petroleum Corp Ltd 771
490,150 Bharti Airtel Ltd 5,458
24,004 Britannia Industries Ltd 1,311
48,140 CG Power & Industrial Solutions Ltd 256
281,798 Cholamandalam Investment and Finance Co Ltd 4,122
43,371 Cipla Ltd 619
391,226 Coal India Ltd 1,387
28,202 Colgate-Palmolive India Ltd 680
56,947 Container Corp Of India Ltd 490
30,446 Cummins India Ltd 620
132,780 Dabur India Ltd 880
9,839 Divi's Laboratories Ltd 445
144,253 DLF Ltd 920
35,977 Dr Reddy's Laboratories Ltd 2,414
29,246 Eicher Motors Ltd 1,212
542,738 GAIL India Ltd 812
88,905 (a) Godrej Consumer Products Ltd 1,061
26,173 (a) Godrej Properties Ltd 488
55,740 Grasim Industries Ltd 1,300
52,543 Havells India Ltd 877
78,052 HCL Technologies Ltd 1,157
7,150 (c) HDFC Asset Management Co Ltd 228
633,788 HDFC Bank Ltd 11,624
478,314 HDFC Bank Ltd (ADR) 28,225
211,824 (c) HDFC Life Insurance Co Ltd 1,622
24,411 Hero Honda Motors Ltd 897

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
264,578 Hindalco Industries Ltd $ 1,562
38,482 Hindustan Aeronautics Ltd 892
177,929 Hindustan Lever Ltd 5,277
138,239 (a) Hindustan Petroleum Corp Ltd 424
835,598 ICICI Bank Ltd 9,573
52,554 (c) ICICI Lombard General Insurance Co Ltd 827
77,832 (c) ICICI Prudential Life Insurance Co Ltd 530
721,935 (a) IDFC First Bank Ltd 827
182,271 Indian Hotels Co Ltd 900
746,874 Indian Oil Corp Ltd 817
46,892 Indian Railway Catering & Tourism Corp Ltd 384
71,687 Indraprastha Gas Ltd 392
14,878 Info Edge India Ltd 744
271,174 Infosys Technologies Ltd 4,660
28,140 (a),(c) InterGlobe Aviation Ltd 805
659,138 ITC Ltd 3,522
77,921 Jindal Steel & Power Ltd 655
131,654 JSW Steel Ltd 1,232
81,056 Jubilant Foodworks Ltd 519
244,513 Kotak Mahindra Bank Ltd 5,096
151,026 Larsen & Toubro Ltd 5,487
292,731 (c) LTIMindtree Ltd 18,290
17,591 Lupin Ltd 248
381,648 Mahindra & Mahindra Ltd 7,127
113,145 Marico Ltd 764
29,358 Maruti Suzuki India Ltd 3,743
167,631 Max Healthcare Institute Ltd 1,145
16,102 Mphasis Ltd 459
406 MRF Ltd 524
9,441 Muthoot Finance Ltd 142
7,433 Nestle India Ltd 2,012
974,725 NTPC Ltd 2,877
1,188 Page Industries Ltd 557
193,907 Petronet LNG Ltd 559
18,712 PI Industries Ltd 777
33,182 Pidilite Industries Ltd 973
237,260 (a) Piramal Pharma Ltd 292
62,032 (a) Power Finance Corp Ltd 188
248,127 Power Finance Corp Ltd 751
1,050,480 Power Grid Corp of India Ltd 2,521
101,787 REC Ltd 352
660,048 Reliance Industries Ltd 18,583
646,447 (a) Reliance Strategic Investments Ltd 1,800
508,889 Samvardhana Motherson International Ltd 586
22,113 SBI Cards & Payment Services Ltd 210
97,297 (c) SBI Life Insurance Co Ltd 1,526
1,894 Shree Cement Ltd 580
22,757 Shriram Finance Ltd 525
19,484 Siemens India Ltd 860
85,461 (c) Sona Blw Precision Forgings Ltd 599
31,641 SRF Ltd 855
146,041 State Bank of India 1,049
284,067 Sun Pharmaceutical Industries Ltd 3,954
14,575 Supreme Industries Ltd 723
192,574 Tata Consultancy Services Ltd 8,154
119,033 Tata Consumer Products Ltd 1,255
6,961 Tata Elxsi Ltd 604
361,375 Tata Motors Ltd 2,733
312,236 Tata Power Co Ltd 984
1,583,427 (a) Tata Steel Ltd 2,449
44,122 Tech Mahindra Ltd 648
75,864 Titan Co Ltd 2,870

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,397 Torrent Pharmaceuticals Ltd $ 520
38,714 Trent Ltd 968
22,286 Tube Investments of India Ltd 800
49,694 TVS Motor Co Ltd 908
25,248 Ultra Tech Cement Ltd 2,504
63,880 (a) United Spirits Ltd 773
101,173 UPL Ltd 749
98,647 Varun Beverages Ltd 1,120
185,897 Vedanta Ltd 495
107,093 Wipro Ltd 521
1,005,016 (a) Yes Bank Ltd 208
927,564 (a) Zomato Ltd 1,130
TOTAL INDIA 256,795
INDONESIA - 0.2%
3,558,600 Adaro Energy Indonesia Tbk PT 655
4,474,500 Astra International Tbk PT 1,797
12,309,400 Bank Central Asia Tbk PT 7,013
6,940,000 Bank Negara Indonesia Persero Tbk PT 4,629
78,113,593 Bank Rakyat Indonesia 26,382
5,904,297 Barito Pacific Tbk PT 496
1,516,900 (a) Charoen Pokphand Indonesia Tbk PT 532
178,534,400 (a) GoTo Gojek Tokopedia Tbk PT 977
586,900 Indah Kiat Pulp & Paper Tbk PT 421
472,000 Indofood CBP Sukses Makmur Tbk PT 338
4,506,100 Kalbe Farma Tbk PT 511
2,319,288 (a) Merdeka Copper Gold Tbk PT 431
1,506,700 PT Aneka Tambang Tbk 176
3,069,794 PT Bank Mandiri Persero Tbk 1,195
937,800 PT Indofood Sukses Makmur Tbk 402
722,533 PT Semen Gresik Persero Tbk 300
1,625,800 PT Unilever Indonesia Tbk 393
361,400 PT United Tractors Tbk 659
480,300 PT Vale Indonesia Tbk 175
3,821,800 Sarana Menara Nusantara Tbk PT 237
3,592,700 Sumber Alfaria Trijaya Tbk PT 688
10,903,400 Telkom Indonesia Persero Tbk PT 2,643
TOTAL INDONESIA 51,050
IRELAND - 0.6%
3,625,738 AIB Group plc 16,251
1,945,851 Bank of Ireland Group plc 19,022
1,404,677 (a),(d) CRH plc 76,878
15,168 Kerry Group plc (Class A) 1,267
428,877 Keywords Studios plc 8,064
40,836 (a) Prothena Corp plc 1,970
493,757 Smurfit Kappa Group plc 16,403
TOTAL IRELAND 139,855
ISRAEL - 0.0%
249,295 Bank Hapoalim Ltd 2,221
318,977 Bank Leumi Le-Israel 2,643
255,553 Israel Discount Bank Ltd 1,385
30,781 Mizrahi Tefahot Bank Ltd 1,118
TOTAL ISRAEL 7,367
ITALY - 0.8%
421,320 (e) Amplifon S.p.A. 12,472
3,501,860 Davide Campari-Milano NV 41,225
9,004,841 Enel S.p.A. 55,224
129,794 Ferrari NV 38,261
640,345 Moncler S.p.A 37,111

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,882,881 PRADA S.p.A $ 11,035
TOTAL ITALY 195,328
JAPAN - 5.8%
87,600 Acom Co Ltd 204
353 Activia Properties, Inc 974
300 Aeon Mall Co Ltd 4
321,600 Aisin Seiki Co Ltd 12,152
10,008 (a) All Nippon Airways Co Ltd 210
26,000 (e) Aozora Bank Ltd 531
195,500 Asahi Intecc Co Ltd 3,505
210,079 Asahi Kasei Corp 1,322
352,700 Astellas Pharma, Inc 4,882
7,000 Bank of Kyoto Ltd 395
460,000 BayCurrent Consulting, Inc 15,328
334,685 Central Japan Railway Co 8,139
9,400 Century Leasing System, Inc 375
116,400 Chiba Bank Ltd 846
149,800 Chubu Electric Power Co, Inc 1,907
225,700 Concordia Financial Group Ltd 1,028
214,700 Daifuku Co Ltd 4,053
236,800 Dai-ichi Life Holdings, Inc 4,889
2,574,091 Daiichi Sankyo Co Ltd 70,472
95,031 Daikin Industries Ltd 14,898
7,600 Daito Trust Construction Co Ltd 801
348 Daiwa House REIT Investment Corp 614
317,200 (a),(e) Daiwa Securities Group, Inc 1,829
73,000 Disco Corp 13,487
139,886 East Japan Railway Co 8,005
121,000 Eisai Co Ltd 6,706
505,600 ENEOS Holdings, Inc 1,990
20,200 Fast Retailing Co Ltd 4,400
37,800 Fukuoka Financial Group, Inc 904
178,499 GMO Payment Gateway, Inc 9,740
257,000 (a) Hitachi Construction Machinery Co Ltd 7,799
1,578,664 (a) Hitachi Ltd 97,842
167,900 Hulic Co Ltd 1,506
812 Hulic Reit, Inc 866
35,537 Idemitsu Kosan Co Ltd 815
4,143,800 Infomart Corp 11,112
155,774 Inpex Holdings, Inc 2,336
8 (e) Invincible Investment Corp 3
88,800 Japan Post Bank Co Ltd 773
345,900 Japan Post Holdings Co Ltd 2,767
49,400 Japan Post Insurance Co Ltd 831
4 Japan Retail Fund Investment Corp 3
206,040 Japan Tobacco, Inc 4,741
441,200 JGC Corp 6,130
32,573 JSR Corp 874
141,500 Kansai Electric Power Co, Inc 1,959
100,600 Kao Corp 3,729
315,700 KDDI Corp 9,664
142 Kenedix Realty Investment Corp 328
203,700 Mebuki Financial Group, Inc 563
174,800 Mitsubishi Corp 8,329
758,900 Mitsubishi Electric Corp 9,376
396,573 Mitsubishi Estate Co Ltd 5,174
9,677,900 Mitsubishi UFJ Financial Group, Inc 82,012
88,400 Mitsubishi UFJ Lease & Finance Co Ltd 589
1,035,300 Mitsui & Co Ltd 37,550
8,350 Mitsui Fudosan Co Ltd 184
1,306 Mitsui Fudosan Logistics Park, Inc 4,113

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
97,700 Mitsui Sumitomo Insurance Group Holdings, Inc $ 3,575
529,600 Mizuho Financial Group, Inc 8,992
901,800 MonotaRO Co Ltd 9,614
308 Mori Hills REIT Investment Corp 292
953,400 Murata Manufacturing Co Ltd 17,392
1,227,200 Nikon Corp 12,925
3,335,800 Nintendo Co Ltd 138,612
131,700 Nippon Paint Co Ltd 884
6,162,500 Nippon Telegraph & Telephone Corp 7,294
690,400 (a) Nomura Holdings, Inc 2,765
836 Nomura Real Estate Master Fund, Inc 936
133,895 OJI Paper Co Ltd 563
128,811 Omron Corp 5,732
538,500 Oriental Land Co Ltd 17,667
288,300 ORIX Corp 5,383
565 Orix JREIT, Inc 678
111,900 Osaka Securities Exchange Co Ltd 2,073
196,200 Otsuka Holdings Co Ltd 6,966
167,200 PALTAC Corp 5,238
448,100 Panasonic Corp 5,058
1,761,900 Recruit Holdings Co Ltd 53,905
1,757,700 (a) Renesas Electronics Corp 26,849
459,200 Resona Holdings, Inc 2,539
51,800 SBI Holdings, Inc 1,090
149,600 Sekisui House Ltd 2,977
102,000 Seven & I Holdings Co Ltd 3,993
129,500 Seven Bank Ltd 269
264,198 (a) SHIFT, Inc 48,045
245,200 Shin-Etsu Chemical Co Ltd 7,122
21,800 Shiseido Co Ltd 764
91,500 Shizuoka Financial Group, Inc 746
73,700 Sompo Holdings, Inc 3,159
1,981,165 Sony Corp 162,011
3,568 Star Asia Investment Corp 1,381
88,001 Sumitomo Heavy Industries Ltd 2,228
1,698,501 Sumitomo Mitsui Financial Group, Inc 83,441
74,200 Sumitomo Mitsui Trust Holdings, Inc 2,793
20 Sumitomo Realty & Development Co Ltd 1
118,000 T&D Holdings, Inc 1,940
19,782 Taiyo Nippon Sanso Corp 468
420,900 Takeda Pharmaceutical Co Ltd 13,046
644,897 TechnoPro Holdings, Inc 14,016
415,600 Tokio Marine Holdings, Inc 9,623
297,600 (a) Tokyo Electric Power Co, Inc 1,327
141,300 Tokyo Electron Ltd 19,300
157,100 Tokyo Gas Co Ltd 3,562
272,600 Tokyo Tatemono Co Ltd 3,769
240,501 Toray Industries, Inc 1,251
6,958,910 (a) Toyota Motor Corp 124,845
518 United Urban Investment Corp 539
TOTAL JAPAN 1,346,196
KOREA, REPUBLIC OF - 1.3%
6,228 Amorepacific Corp 563
1,981 BGF retail Co Ltd 207
8,682 Celltrion Healthcare Co Ltd 405
1,253 (a) Celltrion Pharm Inc 62
23,417 Celltrion, Inc 2,416
1,735 CJ CheilJedang Corp 394
5,052 (a) CosmoAM&T Co Ltd 556
10,076 Coway Co Ltd 308
12,107 Daewoo International Corp 636

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,699 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd $ 84
10,102 Dongbu Insurance Co Ltd 669
12,315 Doosan Bobcat, Inc 465
98,800 (a) Doosan Heavy Industries and Construction Co Ltd 1,201
10,590 Ecopro BM Co Ltd 1,978
4,321 Ecopro Co Ltd 2,868
3,295 F&F Co Ltd 276
11,740 GS Holdings Corp 346
24,250 Hana Financial Group, Inc 760
14,935 Hankook Tire & Technology Co Ltd 437
534 Hanmi Pharm Co Ltd 118
9,829 Hanmi Semiconductor Co Ltd 383
34,770 Hanon Systems 242
21,760 (a) Hanwha Chemical Corp 480
3,805 HD Hyundai Co Ltd 187
4,699 (a) HD Hyundai Heavy Industries Co Ltd 421
24,344 (a) HLB, Inc 540
19,357 HMM Co Ltd 233
4,237 Honam Petrochemical Corp 430
6,853 Hotel Shilla Co Ltd 429
3,975 (a) HYBE Co Ltd 700
162,384 Hynix Semiconductor, Inc 13,748
17,554 Hyundai Engineering & Construction Co Ltd 471
3,996 Hyundai Glovis Co Ltd 545
9,773 (a) Hyundai Heavy Industries 803
1,844 (a) Hyundai Mipo Dockyard 113
13,257 Hyundai Mobis 2,359
29,773 Hyundai Motor Co 4,210
8,183 Hyundai Motor Co Ltd (2nd Preference) 641
5,358 Hyundai Motor Co Ltd (Preference) 417
18,574 Hyundai Steel Co 522
21,817 Industrial Bank of Korea 181
6,187 JYP Entertainment Corp 514
25,075 Kakao Corp 818
5,790 (a) Kakao Games Corp 109
13,449 KakaoBank Corp 233
5,138 (a) Kakaopay Corp 155
15,692 Kangwon Land, Inc 176
167,400 KB Financial Group, Inc 6,828
56,450 Kia Motors Corp 3,398
15,881 Korea Aerospace Industries Ltd 573
20,528 Korea Electric Power Corp 273
2,984 Korea Investment Holdings Co Ltd 117
1,696 Korea Zinc Co Ltd 635
41,061 Korean Air Lines Co Ltd 661
5,928 (a),(c) Krafton, Inc 662
5,263 KT Corp 130
22,761 KT&G Corp 1,454
3,509 Kumho Petrochemical Co Ltd 348
5,338 L&F Co Ltd 681
10,668 LG Chem Ltd 3,906
1,719 LG Chem Ltd (Preference) 395
20,541 LG Corp 1,277
18,688 LG Display Co Ltd 181
8,693 LG Electronics, Inc 649
10,085 (a) LG Energy Solution Ltd 3,557
1,929 LG Household & Health Care Ltd 636
1,064 LG Innotek Co Ltd 193
18,879 LG Telecom Ltd 145
4,417 Lotte Energy Materials Corp 130
22,598 Meritz Financial Group, Inc 925
17,668 Mirae Asset Daewoo Co Ltd 84

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,546 Naver Corp $ 4,119
1,093 NCSoft Corp 180
1,443 (c) Netmarble Corp 45
5,213 Orion Corp/Republic of Korea 497
21,188 Pan Ocean Co Ltd 78
2,575 (a) Pearl Abyss Corp 89
15,610 POSCO 6,150
6,740 POSCO Future M Co Ltd 1,783
5,283 (a),(c) Samsung Biologics Co Ltd 2,667
17,618 Samsung C&T Corp 1,405
4,540 Samsung Electro-Mechanics Co Ltd 461
3,788,281 Samsung Electronics Co Ltd 191,513
67,481 Samsung Electronics Co Ltd (Preference) 2,719
36,182 (a) Samsung Engineering Co Ltd 810
6,825 Samsung Fire & Marine Insurance Co Ltd 1,313
144,979 (a) Samsung Heavy Industries Co Ltd 841
17,479 Samsung Life Insurance Co Ltd 909
21,159 Samsung SDI Co Ltd 7,996
3,154 Samsung SDS Co Ltd 316
4,443 Samsung Securities Co Ltd 121
2,897 Samsung Techwin Co Ltd 224
101,940 Shinhan Financial Group Co Ltd 2,683
4,665 (a) SK Biopharmaceuticals Co Ltd 298
1,817 (a) SK Bioscience Co Ltd 91
5,158 (a),(c) SK IE Technology Co Ltd 282
14,057 (a) SK Innovation Co Ltd 1,542
20,572 (a) SK Square Co Ltd 646
8,091 SK, Inc 875
3,779 SKC Co Ltd 212
11,542 S-Oil Corp 675
49,784 Woori Financial Group, Inc 451
11,333 Woori Investment & Securities Co Ltd 86
4,427 Yuhan Corp 249
TOTAL KOREA, REPUBLIC OF 304,973
KUWAIT - 0.0%
356,947 Agility Public Warehousing Co KSC 643
107,370 Boubyan Bank KSCP 210
145,866 Gulf Bank KSCP 124
665,469 Kuwait Finance House KSCP 1,576
148,555 Mabanee Co SAK 396
488,697 Mobile Telecommunications Co KSCP 769
620,501 National Bank of Kuwait SAKP 1,818
TOTAL KUWAIT 5,536
LUXEMBOURG - 0.0%
11,120 Reinet Investments S.C.A 244
TOTAL LUXEMBOURG 244
MACAU - 0.0%
284,000 Galaxy Entertainment Group Ltd 1,699
TOTAL MACAU 1,699
MALAYSIA - 0.1%
115,500 AMMB Holdings BHD 91
197,043 Axiata Group Bhd 104
519,179 Bumiputra-Commerce Holdings BHD 600
943,400 Dialog Group Bhd 425
290,600 Digi.Com BHD 271
405,572 Gamuda BHD 383
420,400 Genting BHD 373
562,400 Genting Malaysia BHD 299

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
46,800 Hong Leong Bank BHD $ 194
6,300 Hong Leong Credit BHD 24
170,900 IHH Healthcare Bhd 212
520,400 Inari Amertron Bhd 321
490,500 IOI Corp BHD 415
102,030 Kuala Lumpur Kepong BHD 464
451,529 Malayan Banking BHD 845
148,460 Malaysia Airports Holdings Bhd 225
196,800 Maxis Bhd 169
395,600 MISC Bhd 596
411,250 (c) MR DIY Group M Bhd 132
11,200 Nestle Malaysia Bhd 302
607,600 Petronas Chemicals Group Bhd 929
86,900 Petronas Dagangan BHD 414
232,600 Petronas Gas BHD 834
117,780 PPB Group BHD 388
760,600 Press Metal Aluminium Holdings Bhd 762
1,168,900 Public Bank Bhd 1,010
173,450 QL Resources Bhd 202
116,039 RHB Capital BHD 134
513,600 Sime Darby BHD 241
414,100 Sime Darby Plantation Bhd 377
87,641 Telekom Malaysia BHD 91
597,100 Tenaga Nasional BHD 1,270
TOTAL MALAYSIA 13,097
MEXICO - 0.3%
604,400 Alfa S.A. de C.V. (Class A) 393
4,136,100 America Movil SAB de C.V. 3,581
111,200 Arca Continental SAB de C.V. 1,010
58,600 (c) Banco del Bajio S.A. 184
3,300,594 (a) Cemex S.A. de C.V. 2,153
114,465 Coca-Cola Femsa SAB de C.V. 898
611,400 Fibra Uno Administracion S.A. de C.V. 1,019
423,500 Fomento Economico Mexicano S.A. de C.V. 4,625
372,372 Fomento Economico Mexicano SAB de C.V. (ADR) 40,644
37,875 Gruma SAB de C.V. 649
83,100 Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,366
40,185 (e) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 984
284,900 (e) Grupo Bimbo S.A. de C.V. (Series A) 1,374
134,400 (e) Grupo Carso S.A. de C.V. (Series A1) 985
1,022,000 Grupo Financiero Banorte S.A. de C.V. 8,568
145,727 (a) Grupo Financiero Inbursa S.A. 287
671,600 Grupo Mexico S.A. de C.V. (Series B) 3,179
464,000 (e) Grupo Televisa S.A. 282
41,795 (a),(e) Industrias Penoles S.A. de C.V. 493
322,100 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 641
228,500 (e) Operadora De Sites Mexicanos SAB de C.V. 190
211,400 Orbia Advance Corp SAB de C.V. 439
37,565 Promotora y Operadora de Infraestructura SAB de C.V. 336
19,492 Southern Copper Corp 1,468
1,134,100 Wal-Mart de Mexico SAB de C.V. 4,269
TOTAL MEXICO 80,017
NETHERLANDS - 2.0%
10,643 (a),(c) Adyen NV 7,891
24,562 (a) Argenx SE 11,961
18,995 (a) Argenx SE 9,285
197,166 ASML Holding NV 116,082
122,379 (c) Euronext NV 8,513
256,281 Heineken NV 22,594
7,783,891 ING Groep NV 102,592

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
254,159 Koninklijke Ahold Delhaize NV $ 7,660
613,597 Koninklijke KPN NV 2,022
5,592,485 Shell plc 177,249
TOTAL NETHERLANDS 465,849
NORWAY - 0.6%
676,678 Aker BP ASA 18,685
3,354,061 Equinor ASA 109,919
193,752 Gjensidige Forsikring ASA 2,843
669,644 Norsk Hydro ASA 4,191
TOTAL NORWAY 135,638
PERU - 0.0%
45,400 Cia de Minas Buenaventura S.A. (ADR) (Series B) 387
15,800 Credicorp Ltd 2,022
TOTAL PERU 2,409
PHILIPPINES - 0.1%
352,740 Aboitiz Equity Ventures, Inc 313
19,700 Ayala Corp 217
1,475,370 Ayala Land, Inc 767
164,624 Bank of the Philippine Islands 326
616,610 BDO Unibank, Inc 1,543
220,480 International Container Term Services, Inc 805
505,755 JG Summit Holdings (Series B) 340
90,180 Jollibee Foods Corp 365
66,700 Manila Electric Co 434
133,823 Metropolitan Bank & Trust 128
5,805 PLDT, Inc 120
5,826,950 Robinsons Retail Holdings, Inc 4,810
19,810 SM Investments Corp 295
2,243,300 SM Prime Holdings 1,201
187,610 Universal Robina Corp 394
TOTAL PHILIPPINES 12,058
POLAND - 0.0%
98,317 (a),(c) Allegro.eu S.A. 722
47,845 Bank Pekao S.A. 1,100
2,787 (a) Bank Zachodni WBK S.A. 229
1,173 (a) BRE Bank S.A. 106
2,809 Budimex S.A. 279
4,895 CD Projekt S.A. 140
36,861 Cyfrowy Polsat S.A. 102
10,222 (a),(c) Dino Polska S.A. 828
27,525 KGHM Polska Miedz S.A. 701
234 LPP S.A. 694
192,369 (a) PGE Polska Grupa Energetyczna S.A. 329
140,196 Polski Koncern Naftowy Orlen S.A. 1,878
217,545 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 1,721
128,535 Powszechny Zaklad Ubezpieczen S.A. 1,214
TOTAL POLAND 10,043
PORTUGAL - 0.1%
750,164 Jeronimo Martins SGPS S.A. 16,847
TOTAL PORTUGAL 16,847
QATAR - 0.0%
471,443 Barwa Real Estate Co 334
259,860 Commercial Bank PSQC 385
426,751 Dukhan Bank 466
333,378 Industries Qatar QSC 1,256
452,158 Masraf Al Rayan QSC 277

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
852,725 Mesaieed Petrochemical Holding Co $ 435
194,748 Ooredoo QPSC 572
102,836 Qatar Electricity & Water Co QSC 495
154,168 Qatar Fuel QSC 699
589,930 Qatar Gas Transport Co Ltd 603
72,345 Qatar International Islamic Bank QSC 191
133,102 Qatar Islamic Bank SAQ 679
984,517 Qatar National Bank QPSC 4,166
TOTAL QATAR 10,558
ROMANIA - 0.0%
111,129 NEPI Rockcastle NV 611
TOTAL ROMANIA 611
RUSSIA - 0.0%
12,672 (a),(e),(f) Ozon Holdings plc (ADR) 0 ^
211,169 (a),(f) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
20,643 ACWA Power Co 1,076
25,359 Advanced Petrochemical Co 271
616,117 Al Rajhi Bank 11,162
589,081 Alinma Bank 5,251
55,648 Almarai Co JSC 944
54,472 Arab National Bank 349
5,254 Arabian Internet & Communications Services Co 448
39,030 Bank AlBilad 441
29,288 (a) Bank Al-Jazira 131
47,436 Banque Saudi Fransi 462
16,043 Bupa Arabia for Cooperative Insurance Co 890
16,402 Co for Cooperative Insurance 551
7,502 Dallah Healthcare Co 285
46,635 (a) Dar Al Arkan Real Estate Development Co 196
47,636 Dr Sulaiman Al Habib Medical Services Group Co 2,994
5,328 Elm Co 1,108
84,815 Etihad Etisalat Co 1,008
124,222 Jarir Marketing Co 480
98,025 Mobile Telecommunications Co Saudi Arabia 344
86,832 Mouwasat Medical Services Co 2,380
8,661 Nahdi Medical Co 333
65,946 (a) National Industrialization Co 223
17,441 Power & Water Utility Co for Jubail & Yanbu 292
93,691 (a) Rabigh Refining & Petrochemical Co 271
347,650 Riyad Bank 2,574
51,246 SABIC Agri-Nutrients Co 1,819
76,876 Sahara International Petrochemical Co 776
275,357 (a) Saudi Arabian Mining Co 2,964
598,579 (c) Saudi Arabian Oil Co 5,576
11,393 Saudi Aramco Base Oil Co 452
81,337 Saudi Awwal Bank 748
196,222 Saudi Basic Industries Corp 4,321
183,263 Saudi Electricity Co 933
78,035 Saudi Industrial Investment Group 495
35,266 Saudi Investment Bank 149
153,575 (a) Saudi Kayan Petrochemical Co 512
520,645 Saudi National Bank 4,555
7,066 (a) Saudi Research & Media Group 310
3,842 Saudi Tadawul Group Holding Co 198
439,303 Saudi Telecom Co 4,406
56,983 Savola Group 548

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
61,427 Yanbu National Petrochemical Co $ 682
TOTAL SAUDI ARABIA 63,908
SINGAPORE - 0.1%
607,800 Ascendas REIT 1,219
28,001 (e) CapitaLand Ascott Trust 20
491,142 Capitaland Investment Ltd 1,110
72,904 CapitaMall Trust 98
394,000 DBS Group Holdings Ltd 9,677
725,861 Oversea-Chinese Banking Corp 6,788
176,500 Singapore Exchange Ltd 1,256
1,541,800 Singapore Telecommunications Ltd 2,729
258,216 United Overseas Bank Ltd 5,378
TOTAL SINGAPORE 28,275
SOUTH AFRICA - 0.2%
68,795 Absa Group Ltd 634
20,747 African Rainbow Minerals Ltd 186
13,055 Anglo American Platinum Ltd 487
79,255 (e) Aspen Pharmacare Holdings Ltd 719
73,097 (e) Bid Corp Ltd 1,630
61,686 (e) Bidvest Group Ltd 889
50,946 (e) Capitec Bank Holdings Ltd 4,607
49,111 Clicks Group Ltd 671
112,811 (a) Discovery Ltd 817
62,178 (e) Exxaro Resources Ltd 566
722,033 FirstRand Ltd 2,431
191,117 Gold Fields Ltd 2,072
690,375 Growthpoint Properties Ltd 385
116,384 Harmony Gold Mining Co Ltd 437
184,022 (e) Impala Platinum Holdings Ltd 959
13,990 Kumba Iron Ore Ltd 336
366,810 MTN Group Ltd 2,186
42,211 Naspers Ltd 6,753
36,087 Nedbank Group Ltd 386
71,656 Northam Platinum Holdings Ltd 435
1,072,285 Old Mutual Ltd 683
173,339 OUTsurance Group Ltd 392
365,536 (c) Pepkor Holdings Ltd 332
105,742 Remgro Ltd 829
388,156 Sanlam Ltd 1,347
125,068 (e) Sasol Ltd 1,717
108,109 (e) Shoprite Holdings Ltd 1,369
601,408 (e) Sibanye Stillwater Ltd 923
687,743 Standard Bank Group Ltd 6,673
137,108 Vodacom Group Ltd 766
203,665 Woolworths Holdings Ltd 730
TOTAL SOUTH AFRICA 43,347
SPAIN - 0.5%
287,054 Amadeus IT Holding S.A. 17,339
8,768,349 Banco Bilbao Vizcaya Argentaria S.A. 70,962
3,721,171 CaixaBank S.A. 14,825
796,195 Iberdrola S.A. 8,905
278,126 Industria de Diseno Textil S.A. 10,350
108,528 (a),(e),(f) Let's GOWEX S.A. 1
16,859 Merlin Properties Socimi S.A. 142
1,033,594 (e) Telefonica S.A. 4,222
TOTAL SPAIN 126,746
SWEDEN - 0.3%
1,087,959 Assa Abloy AB 23,640

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,007 Boliden AB $ 1,665
126,224 (c) Evolution AB 12,737
392,102 (a),(e) Fastighets AB Balder 1,758
1,231,856 Sandvik AB 22,666
26,421 (a) SAS AB 1
1,379,869 Skandinaviska Enskilda Banken AB (Class A) 16,450
TOTAL SWEDEN 78,917
SWITZERLAND - 1.1%
105,642 Alcon, Inc 8,152
104,977 Cie Financiere Richemont S.A. 12,784
44,999 DSM-Firmenich AG. 3,803
4,635 Givaudan S.A. 15,091
181,440 Lonza Group AG. 83,924
405,148 Novartis AG. 41,377
909,334 (a) On Holding AG. 25,298
10,209 PSP Swiss Property AG. 1,204
9,057 Sonova Holdings AG 2,144
52,106 Straumann Holding AG. 6,632
10,209 Swiss Prime Site AG. 935
816,244 UBS Group AG 20,106
71,414 Zurich Insurance Group AG 32,676
TOTAL SWITZERLAND 254,126
TAIWAN - 1.8%
109,571 Accton Technology Corp 1,681
236,000 Acer, Inc 266
36,725 Advantech Co Ltd 393
563,000 ASE Technology Holding Co Ltd 1,922
191,000 Asia Cement Corp 235
58,000 Asustek Computer, Inc 660
549,800 AU Optronics Corp 279
48,189 Catcher Technology Co Ltd 273
2,089,585 Cathay Financial Holding Co Ltd 2,885
324,294 Chailease Holding Co Ltd 1,821
409,001 Chang Hwa Commercial Bank 219
419,000 Cheng Shin Rubber Industry Co Ltd 552
211,000 China Airlines 139
1,294,844 China Development Financial Holding Corp 473
2,531,000 China Steel Corp 1,981
8,008,000 Chinatrust Financial Holding Co 6,084
322,000 Chunghwa Telecom Co Ltd 1,157
352,000 Compal Electronics, Inc 335
929,727 Dadi Early-Childhood Education Group Ltd 2,221
1,127,000 Delta Electronics, Inc 11,351
1,068,142 E Ink Holdings, Inc 5,956
3,151,918 E.Sun Financial Holding Co Ltd 2,369
866,000 Eclat Textile Co Ltd 13,067
14,000 eMemory Technology, Inc 879
201,000 Eva Airways Corp 185
208,292 Evergreen Marine Corp Taiwan Ltd 749
674,000 Far Eastern Textile Co Ltd 601
139,000 Far EasTone Telecommunications Co Ltd 313
101,245 Feng TAY Enterprise Co Ltd 575
886,715 First Financial Holding Co Ltd 730
758,000 Formosa Chemicals & Fibre Corp 1,444
277,391 Formosa Petrochemical Corp 693
840,000 Formosa Plastics Corp 2,077
1,742,977 Fubon Financial Holding Co Ltd 3,282
2,551,734 Fuhwa Financial Holdings Co Ltd 1,982
60,797 Giant Manufacturing Co Ltd 336
112,000 Gigabyte Technology Co Ltd 984

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
19,000 Global Unichip Corp $ 809
17,000 Globalwafers Co Ltd 240
2,562,000 Hon Hai Precision Industry Co, Ltd 8,258
1,934,278 Hota Industrial Manufacturing Co Ltd 3,835
64,280 Hotai Motor Co Ltd 1,306
696,069 Hua Nan Financial Holdings Co Ltd 442
757,587 InnoLux Display Corp 309
215,000 Inventec Co Ltd 328
8,604 Largan Precision Co Ltd 570
167,000 Lite-On Technology Corp 631
541,242 MediaTek, Inc 12,374
2,666,728 Mega Financial Holding Co Ltd 3,117
59,000 Micro-Star International Co Ltd 300
17,040 momo.com, Inc 266
1,035,000 Nan Ya Plastics Corp 2,135
17,000 Nan Ya Printed Circuit Board Corp 141
100,000 Nanya Technology Corp 204
33,000 Nien Made Enterprise Co Ltd 317
48,000 Novatek Microelectronics Corp Ltd 630
164,000 Pegatron Corp 389
18,000 (a) PharmaEssentia Corp 188
453,000 Pou Chen Corp 403
638,000 Powerchip Semiconductor Manufacturing Corp 526
130,522 President Chain Store Corp 1,061
222,000 Quanta Computer, Inc 1,662
40,000 Realtek Semiconductor Corp 491
320,679 Ruentex Development Co Ltd 350
306,791 Shanghai Commercial & Savings Bank Ltd 411
2,838,684 Shin Kong Financial Holding Co Ltd 816
2,684,796 SinoPac Financial Holdings Co Ltd 1,448
89,000 Synnex Technology International Corp 177
907,806 Taishin Financial Holdings Co Ltd 504
467,968 Taiwan Business Bank 192
526,579 Taiwan Cement Corp 543
836,122 Taiwan Cooperative Financial Holding Co Ltd 663
391,000 Taiwan High Speed Rail Corp 363
147,000 Taiwan Mobile Co Ltd 431
16,763,100 Taiwan Semiconductor Manufacturing Co Ltd 273,343
146,862 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 12,762
112,000 Unimicron Technology Corp 604
1,082,450 Uni-President Enterprises Corp 2,353
930,000 United Microelectronics Corp 1,306
70,000 Vanguard International Semiconductor Corp 148
14,000 Voltronic Power Technology Corp 689
609,650 Walsin Lihwa Corp 696
144,810 Wan Hai Lines Ltd 217
241,000 Winbond Electronics Corp 189
214,000 Wistron Corp 678
19,000 Wiwynn Corp 886
119,640 WPG Holdings Ltd 225
26,739 Yageo Corp 435
126,000 Yang Ming Marine Transport 178
49,000 Zhen Ding Technology Holding Ltd 150
TOTAL TAIWAN 412,838
THAILAND - 0.1%
98,300 Advanced Info Service PCL 614
926,500 Airports of Thailand PCL 1,773
1,139,400 Asset World Corp PCL 122
195,500 B Grimm Power PCL 154
914,400 Bangkok Dusit Medical Services PCL 670
1,489,100 Bangkok Expressway & Metro PCL 339

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,985,400 Banpu PCL (Foreign) $ 435
204,400 Berli Jucker PCL 172
1,431,290 BTS Group Holdings PCL 294
48,000 Bumrungrad Hospital PCL 352
29,400 Carabao Group PCL 66
448,700 Central Pattana PCL 777
367,975 Central Retail Corp PCL 390
769,800 Charoen Pokphand Foods PCL 437
1,267,600 CP ALL plc 2,102
440,200 CP Axtra PCL 389
240,000 Delta Electronics Thailand PCL 543
43,900 Electricity Generating PCL 146
337,097 Energy Absolute PCL 471
135,000 Global Power Synergy PCL 165
619,530 Gulf Energy Development PCL 772
1,146,300 Home Product Center PCL 393
346,200 Indorama Ventures PCL 246
216,300 Intouch Holdings PCL (Class F) 437
48,000 Kasikornbank PCL (Foreign) 166
788,300 Krung Thai Bank PCL 410
162,900 Krungthai Card PCL 196
1,838,700 Land and Houses PCL 393
686,700 Minor International PCL 589
120,000 Muangthai Capital PCL 118
272,700 Osotspa PCL 187
355,600 PTT Exploration & Production PCL 1,659
494,700 PTT Global Chemical PCL 467
611,700 PTT Oil & Retail Business PCL 314
2,385,000 PTT PCL 2,187
74,250 Ratch Group PCL 64
190,500 SCB X PCL 535
233,200 SCG Packaging PCL 244
166,400 Siam Cement PCL 1,372
81,300 Srisawad Corp PCL 95
379,902 Thai Oil PCL 524
5,856,200 (a) TMB Bank PCL (Foreign) 276
895,726 True Corp PCL 174
TOTAL THAILAND 22,229
TURKEY - 0.0%
1,227,401 Akbank TAS 1,495
248,750 Aselsan Elektronik Sanayi Ve Ticaret AS 370
98,650 BIM Birlesik Magazalar AS 987
279,943 Eregli Demir ve Celik Fabrikalari TAS 453
14,534 Ford Otomotiv Sanayi AS 448
81,798 Haci Omer Sabanci Holding AS 178
243,208 (a) Hektas Ticaret TAS 238
165,299 KOC Holding AS 884
193,593 Koza Altin Isletmeleri AS 203
8,169 (a) Pegasus Hava Tasimaciligi AS. 245
222,194 (a) Sasa Polyester Sanayi AS 399
27,860 Tofas Turk Otomobil Fabrik 300
117,015 (a) Turk Hava Yollari AO 1,033
268,740 (a) Turkcell Iletisim Hizmet AS 521
1,486,662 Turkiye Is Bankasi (Series C) 1,392
223,170 Turkiye Petrol Rafinerileri AS 1,293
287,049 Turkiye Sise ve Cam Fabrikalari AS 571
277,144 Yapi ve Kredi Bankasi 186
TOTAL TURKEY 11,196
UNITED ARAB EMIRATES - 0.1%
236,513 Abu Dhabi Commercial Bank PJSC 557

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
117,357 Abu Dhabi Islamic Bank PJSC $ 360
695,660 Abu Dhabi National Oil Co for Distribution PJSC 710
839,980 Aldar Properties PJSC 1,318
545,572 Americana Restaurants International plc 609
234,481 Dubai Islamic Bank PJSC 373
1,467,178 Emaar Properties PJSC 3,211
155,811 Emirates NBD Bank PJSC 755
752,109 Emirates Telecommunications Group Co PJSC 4,185
358,010 First Abu Dhabi Bank PJSC 1,326
836,592 (a) Multiply Group PJSC 911
5,358 (a),(f) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 14,315
UNITED KINGDOM - 2.7%
579,471 Allfunds Group PLC 3,191
88,121 AngloGold Ashanti UK Ltd 1,416
1,238,888 Ashtead Group plc 75,129
138,096 Associated British Foods plc 3,470
1,227,752 AstraZeneca plc 165,605
1,994,150 Beazley plc 13,409
132,749 Big Yellow Group plc 1,513
7,628,340 BP plc 49,172
647,097 British American Tobacco plc 20,318
306,346 British Land Co plc 1,180
96,335 (a) Coca-Cola Europacific Partners plc 6,019
811,783 Compass Group plc 19,760
2,971,182 (a) Darktrace plc 14,537
308,987 Dechra Pharmaceuticals plc 14,250
40,844 Derwent London plc 958
713,778 Diageo plc 26,316
1,927,917 Electrocomponents plc 17,219
856,139 Fevertree Drinks plc 12,535
204,229 Great Portland Estates plc 1,041
306,538 Informa plc 2,799
224,652 Land Securities Group plc 1,610
106,315 (a) Liberty Global plc (Class A) 1,820
292 (a) Liberty Global plc (Class C) 5
6,384,971 Lloyds TSB Group plc 3,431
285,097 London Stock Exchange Group plc 28,574
8,281,993 Man Group plc 22,511
1,200,270 National Grid plc 14,354
32,597 Next plc 2,891
31,285 (a),(c) Pepco Group NV 145
143,199 Reckitt Benckiser Group plc 10,098
245,987 RELX plc 8,300
767,979 RELX plc 25,961
163,382 Safestore Holdings plc 1,460
198,898 Scottish & Southern Energy plc 3,898
263,090 Segro plc 2,300
1,894,292 Standard Chartered plc 17,423
5,371,958 Tritax Big Box REIT plc 9,142
414,697 Unilever plc 20,514
5,146,672 Vodafone Group plc 4,824
256,977 WPP plc 2,289
TOTAL UNITED KINGDOM 631,387
UNITED STATES - 63.9%
20,101 3M Co 1,882
147 A.O. Smith Corp 10
543,461 Abbott Laboratories 52,634
610,101 AbbVie, Inc 90,942
747 Accenture plc 229

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
931 Activision Blizzard, Inc $ 87
271,237 (a) Adobe, Inc 138,304
1,907 (a) Advanced Micro Devices, Inc 196
156 Aecom Technology Corp 13
792 AES Corp 12
31,431 Aflac, Inc 2,412
87,959 Agilent Technologies, Inc 9,836
11,908 Agree Realty Corp 658
3,883 Air Products & Chemicals, Inc 1,100
488 (a) Airbnb, Inc 67
180 (a) Akamai Technologies, Inc 19
26,308 Albemarle Corp 4,473
375 Albertsons Cos, Inc 9
63,579 Alexandria Real Estate Equities, Inc 6,364
36,768 (a) Align Technology, Inc 11,226
104 Allegion plc 11
459,819 Alliant Energy Corp 22,278
311 Allstate Corp 35
321 Ally Financial, Inc 9
58,950 (a) Alnylam Pharmaceuticals, Inc 10,440
1,977,114 (a) Alphabet, Inc 260,682
2,527,952 (a) Alphabet, Inc (Class A) 330,808
1,257,543 (a),(e) Altimmune, Inc 3,270
323,121 Altria Group, Inc 13,587
4,797,635 (a) Amazon.com, Inc 609,875
1,742 Amcor plc 16
275,088 Ameren Corp 20,585
311,598 American Electric Power Co, Inc 23,438
246,038 American Express Co 36,706
86 American Financial Group, Inc 10
290,793 American Homes 4 Rent 9,797
607,435 American International Group, Inc 36,811
85,871 American Tower Corp 14,121
230 American Water Works Co, Inc 28
92,508 Americold Realty Trust, Inc 2,813
73,568 Ameriprise Financial, Inc 24,254
65,013 AmerisourceBergen Corp 11,700
170,715 Ametek, Inc 25,225
133,583 Amgen, Inc 35,902
705 Amphenol Corp (Class A) 59
594 Analog Devices, Inc 104
585 Annaly Capital Management, Inc 11
103 (a) Ansys, Inc 31
2,369,538 (a) Antero Resources Corp 60,139
42,082 Aon plc 13,644
365 APA Corp 15
470 Apollo Global Management, Inc 42
4,639,186 (g) Apple, Inc 794,275
671,981 Applied Materials, Inc 93,036
335 (a) Aptiv plc 33
293 Aramark 10
305,239 (a) Arch Capital Group Ltd 24,331
645 Archer-Daniels-Midland Co 49
87,280 Ares Management Corp 8,978
310 (a) Arista Networks, Inc 57
68 (a) Arrow Electronics, Inc 9
35 (a) Aspentech Corp 7
63 (e) Assurant, Inc 9
1,910,737 AT&T, Inc 28,699
76,663 (e) Atlas Energy Solutions, Inc 1,704
180 (a) Atlassian Corp Ltd 36
171 Atmos Energy Corp 18

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
253 (a) Autodesk, Inc $ 52
489 Automatic Data Processing, Inc 118
1,787 (a) Autozone, Inc 4,539
47,295 AvalonBay Communities, Inc 8,122
799 (a) Avantor, Inc 17
96 Avery Dennison Corp 18
83 (a) Axon Enterprise, Inc 17
261,375 Baker Hughes Co 9,232
372 Ball Corp 19
1,416,583 Bank of America Corp 38,786
594,590 Bank of New York Mellon Corp 25,359
257 Bath & Body Works, Inc 9
61,307 Baxter International, Inc 2,314
62,560 Becton Dickinson & Co 16,174
250 Bentley Systems, Inc 13
380,935 (a) Berkshire Hathaway, Inc 133,442
25,282 Best Buy Co, Inc 1,756
113 (a) BILL Holdings, Inc 12
26,299 (a) Biogen, Inc 6,759
222 (a) BioMarin Pharmaceutical, Inc 20
26 (a) Bio-Rad Laboratories, Inc (Class A) 9
186 Bio-Techne Corp 13
43,425 (a) BJ's Wholesale Club Holdings, Inc 3,099
39,138 BlackRock, Inc 25,302
14,529 Blackstone, Inc 1,557
644 (a) Block, Inc 29
417,860 (a) Boeing Co 80,095
6,347 (a) Booking Holdings, Inc 19,574
155 Booz Allen Hamilton Holding Corp 17
277 BorgWarner, Inc 11
23,661 Boston Properties, Inc 1,407
1,952,745 (a) Boston Scientific Corp 103,105
530,471 Bristol-Myers Squibb Co 30,789
341,560 Broadcom, Inc 283,693
140 Broadridge Financial Solutions, Inc 25
285 Brown & Brown, Inc 20
367 Brown-Forman Corp (Class B) 21
152 (a) Builders FirstSource, Inc 19
178 Bunge Ltd 19
75,288 (a) Burlington Stores, Inc 10,186
897 Cabot Oil & Gas Corp 24
323 (a) Cadence Design Systems, Inc 76
255 (a) Caesars Entertainment, Inc 12
126 Camden Property Trust 12
229 Campbell Soup Co 9
1,161 Capital One Financial Corp 113
301 Cardinal Health, Inc 26
60 Carlisle Cos, Inc 16
257 Carlyle Group, Inc 8
187 (a) Carmax, Inc 13
1,193 (a) Carnival Corp 16
1,466,302 Carrier Global Corp 80,940
98,087 (a) Catalent, Inc 4,466
535,683 Caterpillar, Inc 146,241
125 Cboe Global Markets, Inc 20
368 (a) CBRE Group, Inc 27
160 CDW Corp 32
210,671 Celanese Corp (Series A) 26,443
106,334 (a) Centene Corp 7,324
221,984 Centerpoint Energy, Inc 5,960
174 (a) Ceridian HCM Holding, Inc 12
231 CF Industries Holdings, Inc 20

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
138 CH Robinson Worldwide, Inc $ 12
61 (a) Charles River Laboratories International, Inc 12
588,527 Charles Schwab Corp 32,310
51,203 (a) Charter Communications, Inc 22,520
203,889 Cheniere Energy, Inc 33,837
222,552 Chesapeake Energy Corp 19,191
398,090 Chevron Corp 67,126
247 (a) Chewy, Inc 5
3,467 (a) Chipotle Mexican Grill, Inc (Class A) 6,351
229,181 Chubb Ltd 47,711
289 Church & Dwight Co, Inc 26
88,668 Cigna Group 25,365
186 Cincinnati Financial Corp 19
108 Cintas Corp 52
4,825 Cisco Systems, Inc 259
64,956 Citigroup, Inc 2,672
221,377 Citizens Financial Group, Inc 5,933
820 (a),(e) Clarivate plc 6
545,305 (a) Cleveland-Cliffs, Inc 8,523
146 Clorox Co 19
326 (a) Cloudflare, Inc 21
100,343 CME Group, Inc 20,091
345 CMS Energy Corp 18
2,621,087 Coca-Cola Co 146,728
204 Cognex Corp 9
601 Cognizant Technology Solutions Corp (Class A) 41
199 (a) Coinbase Global, Inc 15
161,224 Colgate-Palmolive Co 11,465
993,392 Comcast Corp (Class A) 44,047
565 ConAgra Brands, Inc 15
194 (a) Confluent, Inc 6
655,821 ConocoPhillips 78,567
410 Consolidated Edison, Inc 35
60,323 Constellation Brands, Inc (Class A) 15,161
85,080 Constellation Energy Corp 9,281
5,059 Cooper Cos, Inc 1,609
1,017 (a) Copart, Inc 44
498,967 Corebridge Financial, Inc 9,855
956 Corning, Inc 29
1,567,163 Corteva, Inc 80,176
484 (a) CoStar Group, Inc 37
386,254 Costco Wholesale Corp 218,218
8,935 (a) Coty, Inc 98
265 (a) Crowdstrike Holdings, Inc 44
179,761 Crown Castle, Inc 16,543
914,329 Crown Holdings, Inc 80,900
91,444 CSL Ltd 14,732
67,784 CSX Corp 2,084
13,133 Cummins, Inc 3,000
286,511 CVS Health Corp 20,004
152,092 Danaher Corp 37,734
12,733 Darden Restaurants, Inc 1,824
189 (a) Darling International, Inc 10
551,130 (a) Datadog, Inc 50,202
64 (a) DaVita, Inc 6
31 (a) Deckers Outdoor Corp 16
140,142 Deere & Co 52,887
303 Dell Technologies, Inc 21
212,845 Delta Air Lines, Inc 7,875
25,252 Dentsply Sirona, Inc 863
760 Devon Energy Corp 36
225,897 (a) DexCom, Inc 21,076

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
674,801 Diamondback Energy, Inc $ 104,513
74 Dick's Sporting Goods, Inc 8
41,970 Digital Realty Trust, Inc 5,079
192,849 Discover Financial Services 16,707
40,072 (a),(e) DISH Network Corp (Class A) 235
240 (a) DocuSign, Inc 10
197,319 Dollar General Corp 20,876
248 (a) Dollar Tree, Inc 26
726,759 Dominion Energy, Inc 32,464
42 Domino's Pizza, Inc 16
299 (a) DoorDash, Inc 24
167,941 Dover Corp 23,429
41,126 Dow, Inc 2,120
363 DR Horton, Inc 39
493 (a) DraftKings, Inc 15
307 (a) Dropbox, Inc 8
244 DTE Energy Co 24
131,712 Duke Energy Corp 11,625
812,631 DuPont de Nemours, Inc 60,614
295 (a) Dynatrace, Inc 14
141 Eastman Chemical Co 11
267,116 Eaton Corp plc 56,971
180,773 eBay, Inc 7,970
33,645 Ecolab, Inc 5,699
91,110 Edison International 5,766
273,342 (a) Edwards Lifesciences Corp 18,937
306 Electronic Arts, Inc 37
69,367 Elevance Health, Inc 30,204
251,794 Eli Lilly & Co 135,246
677 Emerson Electric Co 65
162 (a) Enphase Energy, Inc 19
177 Entegris, Inc 17
250 Entergy Corp 23
228,578 EOG Resources, Inc 28,975
69 (a) EPAM Systems, Inc 18
428 EQT Corp 17
145 Equifax, Inc 27
9,792 Equinix, Inc 7,112
868,311 Equitable Holdings, Inc 24,651
153,073 Equity Lifestyle Properties, Inc 9,752
97,099 Equity Residential 5,701
30 Erie Indemnity Co (Class A) 9
297 Essential Utilities, Inc 10
16,314 Essex Property Trust, Inc 3,460
74,520 Estee Lauder Cos (Class A) 10,772
8,247 (a) Etsy, Inc 533
105,678 Everest Re Group Ltd 39,277
272 Evergy, Inc 14
413 Eversource Energy 24
88,619 (a) Exact Sciences Corp 6,046
113,444 Exelon Corp 4,287
28,461 (a) Expedia Group, Inc 2,933
181 Expeditors International Washington, Inc 21
30,882 Extra Space Storage, Inc 3,755
2,739,160 Exxon Mobil Corp 322,070
72 (a) F5 Networks, Inc 12
45 Factset Research Systems, Inc 20
30 (a) Fair Isaac Corp 26
676 Fastenal Co 37
3,630 FedEx Corp 962
242 Ferguson plc 40
116,158 Ferguson plc 19,116
306 Fidelity National Financial, Inc 13
701 Fidelity National Information Services, Inc 39

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,093,832 Fifth Third Bancorp $ 27,707
16,519 First Citizens Bancshares, Inc (Class A) 22,798
628 First Horizon National Corp 7
120 (a) First Solar, Inc 19
945,525 FirstEnergy Corp 32,318
594,525 (a) Fiserv, Inc 67,158
83 (a) FleetCor Technologies, Inc 21
3,158,680 (a) Flextronics International Ltd 85,221
148 FMC Corp 10
4,653 Ford Motor Co 58
790 (a) Fortinet, Inc 46
488,061 Fortive Corp 36,195
150 Fortune Brands Innovations, Inc 9
319 Fox Corp (Class A) 10
167 Fox Corp (Class B) 5
356 Franklin Resources, Inc 9
3,333,161 Freeport-McMoRan, Inc (Class B) 124,294
254 Gallagher (Arthur J.) & Co 58
93,847 Gaming and Leisure Properties, Inc 4,275
181 (a) Garmin Ltd 19
94 (a) Gartner, Inc 32
187,322 GE HealthCare Technologies, Inc 12,745
683 Gen Digital, Inc 12
74 (a) Generac Holdings, Inc 8
276 General Dynamics Corp 61
1,289 General Electric Co 143
64,831 General Mills, Inc 4,149
1,646 General Motors Co 54
166 Genuine Parts Co 24
467,380 Gilead Sciences, Inc 35,025
87,380 Global Payments, Inc 10,083
135,790 Globe Life, Inc 14,764
173 (a) GoDaddy, Inc 13
32,817 Goldman Sachs Group, Inc 10,619
199 Graco, Inc 15
296,353 GSK plc 5,362
1,092,001 Haleon plc 4,526
118,822 Halliburton Co 4,812
367 Hartford Financial Services Group, Inc 26
156 Hasbro, Inc 10
106,787 HCA, Inc 26,267
27,514 Healthcare Realty Trust, Inc 420
159,463 Healthpeak Properties, Inc 2,928
52 HEICO Corp 8
88 HEICO Corp (Class A) 11
155 (a) Henry Schein, Inc 12
174 Hershey Co 35
170,611 Hess Corp 26,103
1,529 Hewlett Packard Enterprise Co 27
182 HF Sinclair Corp 10
313 Hilton Worldwide Holdings, Inc 47
38,057 (a) Hologic, Inc 2,641
555,575 Home Depot, Inc 167,873
884,731 Honeywell International, Inc 163,445
111,079 (a) Horizon Therapeutics PLC 12,851
356 Hormel Foods Corp 14
164,224 Host Marriott Corp 2,639
63,350 Howmet Aerospace, Inc 2,930
1,051 HP, Inc 27
157,064 Hubbell, Inc 49,225
56 (a) HubSpot, Inc 28
9,148 Humana, Inc 4,451
1,709 Huntington Bancshares, Inc 18
42,523 Huntington Ingalls Industries, Inc 8,699

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
55 Hyatt Hotels Corp $ 6
89 IDEX Corp 19
31,263 (a) IDEXX Laboratories, Inc 13,670
34,935 Illinois Tool Works, Inc 8,046
85,417 (a) Illumina, Inc 11,726
70,000 (a) Immunovant, Inc 2,687
225 (a) Incyte Corp 13
57,374 Independence Realty Trust, Inc 807
764,003 Ingersoll Rand, Inc 48,682
13,394 Innovative Industrial Properties, Inc 1,013
83 (a) Insulet Corp 13
2,831,655 Intel Corp 100,665
256,131 Intercontinental Exchange, Inc 28,180
1,075 International Business Machines Corp 151
302 International Flavors & Fragrances, Inc 21
390 International Paper Co 14
197,827 Interpublic Group of Cos, Inc 5,670
332 Intuit, Inc 170
130,362 (a) Intuitive Surgical, Inc 38,104
407 Invesco Ltd 6
54,851 Invitation Homes, Inc 1,738
5,402 (a) IQVIA Holdings, Inc 1,063
345 (e) Iron Mountain, Inc 21
256,422 iShares MSCI Canada Index Fund 8,580
61,209 (e) iShares MSCI South Korea Index Fund 3,608
121 J.M. Smucker Co 15
155 Jabil Inc 20
86 Jack Henry & Associates, Inc 13
150 Jacobs Solutions, Inc 20
76 (a) Jazz Pharmaceuticals plc 10
4,463 JB Hunt Transport Services, Inc 841
164,400 JBS S.A. 590
552,754 Johnson & Johnson 86,091
812 Johnson Controls International plc 43
1,331,783 JPMorgan Chase & Co 193,135
381 Juniper Networks, Inc 11
325 Kellogg Co 19
1,560,745 Kenvue, Inc 31,340
1,330,566 Keurig Dr Pepper, Inc 42,006
1,107 Keycorp 12
211 (a) Keysight Technologies, Inc 28
20,421 Kilroy Realty Corp 646
85,239 Kimberly-Clark Corp 10,301
734 Kimco Realty Corp 13
26,452 Kinder Morgan, Inc 439
238,559 KKR & Co, Inc 14,695
162 KLA Corp 74
191 Knight-Swift Transportation Holdings, Inc 10
284,033 Kraft Heinz Co 9,555
807 Kroger Co 36
224 L3Harris Technologies, Inc 39
105 Laboratory Corp of America Holdings 21
52,297 Lam Research Corp 32,778
173 Lamb Weston Holdings, Inc 16
155,914 Las Vegas Sands Corp 7,147
163 (a) Lattice Semiconductor Corp 14
70 Lear Corp 9
13,471 (a) Legend Biotech Corp (ADR) 905
154 Leidos Holdings, Inc 14
299 Lennar Corp (Class A) 34
38 Lennox International, Inc 14
142 (a) Liberty Broadband Corp 13
234 (a) Liberty Media Corp-Liberty Formula One 15
194 (a) Liberty Media Corp-Liberty SiriusXM 5

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
393,685 Linde plc $ 146,473
170,639 Linde plc 63,537
191 (a) Live Nation, Inc 16
316 LKQ Corp 16
270 Lockheed Martin Corp 110
229 Loews Corp 15
96,807 Lowe's Cos, Inc 20,120
92 LPL Financial Holdings, Inc 22
1,196 (a),(e) Lucid Group, Inc 7
119,959 (a) Lululemon Athletica, Inc 46,257
308 LyondellBasell Industries NV 29
156,997 M&T Bank Corp 19,852
73 (a) Manhattan Associates, Inc 14
731 Marathon Oil Corp 20
236,164 Marathon Petroleum Corp 35,741
15 (a) Markel Corp 22
45 MarketAxess Holdings, Inc 10
16,507 Marriott International, Inc (Class A) 3,245
113,336 Marsh & McLennan Cos, Inc 21,568
73 Martin Marietta Materials, Inc 30
1,018 Marvell Technology, Inc 55
266 Masco Corp 14
440,256 Mastercard, Inc (Class A) 174,302
1,612,271 (a) Match Group, Inc 63,161
297 McCormick & Co, Inc 22
657,877 McDonald's Corp 173,311
98,444 McKesson Corp 42,808
221,978 Medtronic plc 17,394
1,324,936 Merck & Co, Inc 136,402
1,338,792 (a) Meta Platforms, Inc 401,919
57,085 Metlife, Inc 3,591
513 (a) Mettler-Toledo International, Inc 568
345 MGM Resorts International 13
644 Microchip Technology, Inc 50
1,297 Micron Technology, Inc 88
3,132,004 Microsoft Corp 988,930
24,641 Mid-America Apartment Communities, Inc 3,170
35,966 (a) Moderna, Inc 3,715
64 (a) Mohawk Industries, Inc 5
69 (a) Molina Healthcare, Inc 23
225 Molson Coors Brewing Co (Class B) 14
668,844 Mondelez International, Inc 46,418
84 (a) MongoDB, Inc 29
53 Monolithic Power Systems, Inc 24
1,841,261 (a) Monster Beverage Corp 97,495
196 Moody's Corp 62
50,000 (a),(e) MoonLake Immunotherapeutics 2,850
1,357,463 Morgan Stanley 110,864
393 Mosaic Co 14
199 Motorola Solutions, Inc 54
2,838 MSCI, Inc (Class A) 1,456
407 Nasdaq Stock Market, Inc 20
52,173 National Storage Affiliates Trust 1,656
602,792 Nestle S.A. 68,234
252 NetApp, Inc 19
201,754 (a) NetFlix, Inc 76,182
116 (a) Neurocrine Biosciences, Inc 13
176,071 Newmont Goldcorp Corp 6,506
451 News Corp (Class A) 9
779,620 NextEra Energy, Inc 44,664
971,130 Nike, Inc (Class B) 92,859
489 NiSource, Inc 12
61 Nordson Corp 14
270 Norfolk Southern Corp 53

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
247 Northern Trust Corp $ 17
104,168 Northrop Grumman Corp 45,854
63,568 NRG Energy, Inc 2,449
47,008 Nucor Corp 7,350
1,266,581 Nvidia Corp 550,950
4 (a) NVR, Inc 24
228,945 Occidental Petroleum Corp 14,854
184 (a) Okta, Inc 15
117 Old Dominion Freight Line 48
236 Omnicom Group, Inc 18
511 (a) ON Semiconductor Corp 48
7,168 ONEOK, Inc 455
1,158,581 Oracle Corp 122,717
4,748 (a) O'Reilly Automotive, Inc 4,315
87,042 Otis Worldwide Corp 6,990
294 Ovintiv, Inc 14
34,682 Owens Corning, Inc 4,731
619 PACCAR, Inc 53
106 Packaging Corp of America 16
2,146 (a) Palantir Technologies, Inc 34
390,024 (a) Palo Alto Networks, Inc 91,437
6,000 Parade Technologies Ltd 184
96,703 Paramount Global (Class B) 1,247
188,254 Parker-Hannifin Corp 73,329
384 Paychex, Inc 44
62 Paycom Software, Inc 16
53 (a) Paylocity Holding Corp 10
143,889 (a) PayPal Holdings, Inc 8,412
12,151 (a) Peloton Interactive, Inc 61
195 Pentair plc 13
5,000 (a) Penumbra, Inc 1,210
328,153 PepsiCo, Inc 55,602
149 PerkinElmer, Inc 16
770,039 Permian Resources Corp 10,750
883,991 Pfizer, Inc 29,322
375,742 (a),(h) PG&E Corp 6,061
282,181 Philip Morris International, Inc 26,124
39,577 Phillips 66 4,755
29,057 (a) Pinterest, Inc 785
140,675 Pioneer Natural Resources Co 32,292
2,438 PNC Financial Services Group, Inc 299
46 Pool Corp 16
279 PPG Industries, Inc 36
873 PPL Corp 21
287 Principal Financial Group 21
1,398,673 Procter & Gamble Co 204,010
244,873 Progressive Corp 34,111
288,753 Prologis, Inc 32,401
432 Prudential Financial, Inc 41
133 (a) PTC, Inc 19
591 Public Service Enterprise Group, Inc 34
35,909 Public Storage, Inc 9,463
264 Pulte Homes, Inc 20
34,069 (a) QIAGEN NV 1,375
117 (a) Qorvo, Inc 11
1,319 QUALCOMM, Inc 146
172 Quanta Services, Inc 32
133 Quest Diagnostics, Inc 16
238 Raymond James Financial, Inc 24
53,414 Realty Income Corp 2,668
134,430 Regency Centers Corp 7,991
21,513 (a) Regeneron Pharmaceuticals, Inc 17,704
1,111 Regions Financial Corp 19
3,172 Reliance Steel & Aluminum Co 832

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
63 (a) Repligen Corp $ 10
262 Republic Services, Inc 37
174 Resmed, Inc 26
376,309 Rexford Industrial Realty, Inc 18,571
772 (a),(e) Rivian Automotive, Inc 19
128 Robert Half International, Inc 9
505 (a) Robinhood Markets, Inc 5
498 (a) ROBLOX Corp 14
177,387 Roche Holding AG. 48,427
11,223 Rockwell Automation, Inc 3,208
145,000 (a) Roivant Sciences Ltd 1,694
8,247 (a) Roku, Inc 582
292 Rollins, Inc 11
65,520 Roper Industries, Inc 31,730
36,089 Ross Stores, Inc 4,076
36,709 (a) Royal Caribbean Cruises Ltd 3,382
451 Royalty Pharma plc 12
153 RPM International, Inc 15
703,322 RTX Corp 50,618
66,614 S&P Global, Inc 24,341
110,849 Sabra Health Care REIT, Inc 1,545
644,056 (a) Salesforce, Inc 130,602
358,451 Sanofi-Aventis 38,489
59,020 (a) Sarepta Therapeutics, Inc 7,154
60,200 SBA Communications Corp 12,050
324,430 Schlumberger Ltd 18,914
342,653 Schneider Electric S.A. 56,467
221 (e) Seagate Technology Holdings plc 15
166 (a) Seagen, Inc 35
6,238 Sealed Air Corp 205
134 SEI Investments Co 8
138,533 Sempra Energy 9,424
181 Sensata Technologies Holding plc 7
134,223 (a) ServiceNow, Inc 75,025
45,231 Sherwin-Williams Co 11,536
120,128 Simon Property Group, Inc 12,977
916 (e) Sirius XM Holdings, Inc 4
188 Skyworks Solutions, Inc 19
4,002 (e) SL Green Realty Corp 149
1,203 (a) Snap, Inc 11
63 Snap-On, Inc 16
309 (a) Snowflake, Inc 47
67 (a),(e) SolarEdge Technologies, Inc 9
122,501 Southern Co 7,928
176 Southwest Airlines Co 5
186 (a) Splunk, Inc 27
265 SS&C Technologies Holdings, Inc 14
16,002 Stanley Black & Decker, Inc 1,337
248,923 Starbucks Corp 22,719
396 State Street Corp 27
190 Steel Dynamics, Inc 20
117 STERIS plc 26
414,348 Stryker Corp 113,229
75,516 Sun Communities, Inc 8,937
56 (a) Super Micro Computer, Inc 15
507 Synchrony Financial 16
174,647 (a) Synopsys, Inc 80,158
600 Sysco Corp 40
266 T Rowe Price Group, Inc 28
200 (a) Take-Two Interactive Software, Inc 28
254 Targa Resources Corp 22
79,109 Target Corp 8,747

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
164,635 TE Connectivity Ltd $ 20,337
56 (a) Teledyne Technologies, Inc 23
56 Teleflex, Inc 11
184 Teradyne, Inc 18
52,617 Terreno Realty Corp 2,989
1,276,234 (a) Tesla, Inc 319,339
1,075 Texas Instruments, Inc 171
7 Texas Pacific Land Corp 13
239 Textron, Inc 19
110,575 Thermo Fisher Scientific, Inc 55,970
284,596 TJX Cos, Inc 25,295
271,645 (a) T-Mobile US, Inc 38,044
366 (a) Toast, Inc 7
123 Toro Co 10
114,187 Tractor Supply Co 23,186
527 (a) Trade Desk, Inc 41
129 Tradeweb Markets, Inc 10
259,010 (a) Traeger, Inc 707
221,328 Trane Technologies plc 44,910
65 (a) TransDigm Group, Inc 55
229 TransUnion 16
273 Travelers Cos, Inc 45
293 (a) Trimble Inc 16
1,577 Truist Financial Corp 45
204 (a) Twilio, Inc 12
50 (a) Tyler Technologies, Inc 19
338 Tyson Foods, Inc (Class A) 17
2,157 (a) Uber Technologies, Inc 99
370 (e) UDR, Inc 13
115 U-Haul Holding Co 6
425 (a) UiPath, Inc 7
20,611 (a) Ulta Beauty, Inc 8,233
595,372 Union Pacific Corp 121,236
106,397 United Parcel Service, Inc (Class B) 16,584
123,989 United Rentals, Inc 55,122
55 (a) United Therapeutics Corp 12
445,910 UnitedHealth Group, Inc 224,823
269 (a) Unity Software, Inc 8
75 Universal Health Services, Inc (Class B) 9
1,815 US Bancorp 60
48 Vail Resorts, Inc 11
742,285 Valero Energy Corp 105,189
690,097 Vanguard Emerging Markets ETF 27,059
50,000 (e) Vanguard FTSE Developed Markets ETF 2,186
24,388 (a) Veeva Systems, Inc 4,962
122,588 Ventas, Inc 5,165
111 (a) VeriSign, Inc 22
171 Verisk Analytics, Inc 40
817,042 Verizon Communications, Inc 26,480
42,456 (a) Vertex Pharmaceuticals, Inc 14,764
31,705 VF Corp 560
1,420 Viatris, Inc 14
192,889 VICI Properties, Inc 5,613
860,131 Visa, Inc (Class A) 197,839
81,231 Vistra Corp 2,695
280 (a) VMware, Inc (Class A) 47
167,584 Voya Financial, Inc 11,136
158 Vulcan Materials Co 32
154,931 W.R. Berkley Corp 9,837
85,501 W.W. Grainger, Inc 59,153
869 Walgreens Boots Alliance, Inc 19
1,017,504 Walmart, Inc 162,729

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,148,743 (a) Walt Disney Co $ 93,106
435,752 (a) Warner Bros Discovery, Inc 4,732
42,220 Washington REIT 576
305 Waste Connections, Inc 41
482 Waste Management, Inc 73
70 (a) Waters Corp 19
40 Watsco, Inc 15
207 (e) Webster Financial Corp 8
373 WEC Energy Group, Inc 30
3,982,253 Wells Fargo & Co 162,715
73,627 Welltower, Inc 6,032
9,990 West Pharmaceutical Services, Inc 3,748
379 (a) Western Digital Corp 17
233,747 Westinghouse Air Brake Technologies Corp 24,840
101,524 Westlake Chemical Corp 12,657
33,984 (i) Westrock Co 1,217
124,862 Weyerhaeuser Co 3,828
65 Whirlpool Corp 9
1,442 Williams Cos, Inc 49
126 Willis Towers Watson plc 26
147 (a) Wolfspeed, Inc 6
244 (a) Workday, Inc 52
253 WP Carey, Inc 14
12,045 Wynn Resorts Ltd 1,113
652 Xcel Energy, Inc 37
283 Xylem, Inc 26
436,221 (a) YETI Holdings, Inc 21,035
14,341 Yum! Brands, Inc 1,792
61 (a) Zebra Technologies Corp (Class A) 14
182 (a) Zillow Group, Inc (Class C) 8
148,744 Zimmer Biomet Holdings, Inc 16,692
153,274 Zoetis, Inc 26,667
282 (a) Zoom Video Communications, Inc 20
310 (a) ZoomInfo Technologies, Inc 5
104 (a) Zscaler, Inc 16
TOTAL UNITED STATES 14,949,989
TOTAL COMMON STOCKS 22,969,424
(Cost $20,190,673)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 0 ^
129,948 (e) PointsBet Holdings Ltd 07/08/24 1
TOTAL AUSTRALIA 1
BRAZIL - 0.0%
9,732 Localiza Rent a Car S.A. 11/10/23 31
TOTAL BRAZIL 31
CHILE - 0.0%
753 Banco de Credito e Inversiones S.A. 10/21/23 1
TOTAL CHILE 1

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
KOREA, REPUBLIC OF - 0.0%
264 CosmoAM&T Co Ltd 11/07/23 $ 6
1,221 Hanwha Ocean Co Ltd 11/09/23 8
TOTAL KOREA, REPUBLIC OF 14
TOTAL RIGHTS/WARRANTS 47
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 22,969,485
(Cost $20,190,690)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 1.0%
$ 15,500,000 Federal Home Loan Bank (FHLB) 0 .000% 10/11/23 15,480
75,000,000 FHLB 0 .000 10/13/23 74,883
3,800,000 FHLB 0 .000 10/20/23 3,790
10,000,000 FHLB 0 .000 10/30/23 9,959
30,000,000 FHLB 0 .000 10/31/23 29,873
32,500,000 FHLB 0 .000 11/01/23 32,358
20,000,000 FHLB 0 .000 11/02/23 19,912
35,000,000 FHLB 0 .000 11/03/23 34,841
TOTAL GOVERNMENT AGENCY DEBT 221,096
REPURCHASE AGREEMENT - 0.2%
35,424,000 (i),(j) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 35,424
TOTAL REPURCHASE AGREEMENT 35,424
TREASURY DEBT - 0.5%
20,000,000 United States Treasury Bill 0 .000 10/10/23 19,976
20,000,000 United States Treasury Bill 0 .000 10/17/23 19,956
10,000,000 United States Treasury Bill 0 .000 10/19/23 9,975
10,000,000 United States Treasury Bill 0 .000 10/26/23 9,965
38,025,000 United States Treasury Bill 0 .000 11/02/23 37,852
30,000,000 United States Treasury Bill 0 .000 11/07/23 29,842
TOTAL TREASURY DEBT 127,566
TOTAL SHORT-TERM INVESTMENTS 384,086
(Cost $384,020)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
CERTIFICATE OF DEPOSIT - 0.1%
1,000,000 Australia and New Zealand Banking Group 5 .560 02/28/24 1,000
2,000,000 BNP Paribas Securities Corp 5 .290 10/02/23 2,000
2,000,000 Credit Agricole 5 .710 12/01/23 2,000
2,000,000 DNB ASA 5 .660 11/17/23 2,000
500,000 ING US Funding LLC 5 .790 02/09/24 500
1,000,000 MUFG Bank 5 .820 10/06/23 1,000
1,000,000 National Australia Bank 5 .800 11/30/23 1,000
1,000,000 NATixis 5 .810 11/06/23 1,000
2,000,000 NATixis 5 .730 12/08/23 2,000
2,000,000 Royal Bank of Canada 5 .840 02/21/24 2,000
1,000,000 Royal Bank of Canada 6 .010 03/27/24 1,000
1,000,000 Skandinaviska Enskilda Banken AB 5 .780 10/03/23 1,000
750,000 The Canadian Imperial Bank of Commerce 5 .760 10/23/23 750
2,000,000 The Canadian Imperial Bank of Commerce 5 .910 05/03/24 2,000
TOTAL CERTIFICATE OF DEPOSIT 19,250
COMMERCIAL PAPER - 0.0%
2,000,000 ING US Funding LLC 5 .910 04/24/24 2,000
2,000,000 Lloyds Bank PLC 0 .000 10/23/23 1,993
TOTAL COMMERCIAL PAPER 3,993

CREF Global Equities Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
REPURCHASE AGREEMENT - 0.1%
$ 5,000,000 (k) Calyon 5 .290% 10/02/23 $ 5,000
3,394,000 (l) Citigroup 5 .250 10/02/23 3,394
8,000,000 (m) JP Morgan 5 .310 10/02/23 8,000
5,000,000 (n) Nomura 5 .290 10/02/23 5,000
5,000,000 (o) Royal Bank of Scotland 5 .290 10/02/23 5,000
5,000,000 (p) Societe Generale 5 .300 10/02/23 5,000
TOTAL REPURCHASE AGREEMENT 31,394
VARIABLE RATE SECURITIES - 0.0%
2,000,000 (q) Mizuho Bank Ltd 5 .830 10/11/23 2,000
2,000,000 (q) Mizuho Bank Ltd 5 .780 10/26/23 2,000
TOTAL VARIABLE RATE SECURITIES 4,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 58,637
(Cost $58,637)
TOTAL INVESTMENTS - 100.1% 23,412,208
(Cost $20,633,347)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (32,275)
NET ASSETS - 100.0% $23,379,933
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
Affiliated holding
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
When-issued or delayed delivery security.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $74,876,263.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(h)
In bankruptcy
(i)
In default
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $35,424,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $36,132,567.
(k) Agreement with Calyon, 5.290% dated 9/29/23 to be repurchased at $5,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 1.000%
and maturity date 7/31/28, valued at $5,100,047.
(l) Agreement with Citigroup, 5.250% dated 9/29/23 to be repurchased at $3,394,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
2.375%–3.875% and maturity dates 2/15/29–5/31/29, valued at $3,461,955.
(m) Agreement with JP Morgan, 5.310% dated 9/29/23 to be repurchased at $8,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate
3.000% and maturity date 12/1/50, valued at $8,160,000.
(n) Agreement with Nomura, 5.290% dated 9/29/23 to be repurchased at $5,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rates
0.875%–3.875% and maturity dates 12/31/27–11/15/30, valued at $5,105,063.
(o) Agreement with Royal Bank of Scotland, 5.290% dated 9/29/23 to be repurchased at $5,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 8/15/52, valued at $5,100,031.
(p) Agreement with Societe Generale, 5.300% dated 9/29/23 to be repurchased at $5,000,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 5.572% and maturity date 4/30/25, valued at $5,100,093.
(q) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

See Notes to Portfolio of Investments
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 698 12/15/23  $ 73,811 $ 71,248 $ (2,562)
S&P 500 E Mini Index 850 12/15/23 191,732 183,834 (7,899)
Total 1,548  $ 265,543  $ 255,082  $ (10,461)

CREF Growth Account September 30, 2023
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1.9%
2,279,862 (a) Tesla, Inc $ 570,467
TOTAL AUTOMOBILES & COMPONENTS 570,467
CAPITAL GOODS - 3.4%
2,328,338 (a) Boeing Co 446,296
3,925,419 Carrier Global Corp 216,683
359,077 Deere & Co 135,508
501,578 Eaton Corp plc 106,977
228,671 Honeywell International, Inc 42,245
451,904 Safran S.A. 70,817
TOTAL CAPITAL GOODS 1,018,526
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,104,693 Experian Group Ltd 68,840
371,711 Verisk Analytics, Inc 87,813
975,914 Waste Connections, Inc 131,065
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 287,718
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.3%
15,564,426 (a) Amazon.com, Inc 1,978,550
154,149 (a) Burlington Stores, Inc 20,856
2,133,141 TJX Cos, Inc 189,594
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,189,000
CONSUMER DURABLES & APPAREL - 0.6%
274,201 Kering 124,587
10,628,900 PRADA S.p.A 62,291
TOTAL CONSUMER DURABLES & APPAREL 186,878
CONSUMER SERVICES - 4.6%
220,057 (a) Booking Holdings, Inc 678,645
4,446,903 (a) Carnival Corp 61,012
82,874 (a) Chipotle Mexican Grill, Inc (Class A) 151,811
605,959 (a) Flutter Entertainment plc 98,593
5,169,381 Las Vegas Sands Corp 236,964
1,712,572 Starbucks Corp 156,307
TOTAL CONSUMER SERVICES 1,383,332
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
1,269,895 Costco Wholesale Corp 717,440
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 717,440
ENERGY - 2.0%
1,376,173 ConocoPhillips 164,866
2,594,278 EOG Resources, Inc 328,851
487,782 Pioneer Natural Resources Co 111,970
TOTAL ENERGY 605,687
FINANCIAL SERVICES - 7.8%
42,806 (a),(b) Adyen NV 31,738
528,955 American Express Co 78,915
947,046 (a) Fiserv, Inc 106,978
8,050,962 (a) Grab Holdings Ltd 28,500
1,363,799 iShares Russell 1000 Growth Index Fund 362,757
716,089 London Stock Exchange Group plc 71,770

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,113,677 Mastercard, Inc (Class A) $ 836,826
3,483,933 (a) PayPal Holdings, Inc 203,671
254,238 S&P Global, Inc 92,901
2,398,974 Visa, Inc (Class A) 551,788
TOTAL FINANCIAL SERVICES 2,365,844
FOOD, BEVERAGE & TOBACCO - 1.6%
5,822,956 Davide Campari-Milano NV 68,550
8,019,031 (a) Monster Beverage Corp 424,607
TOTAL FOOD, BEVERAGE & TOBACCO 493,157
HEALTH CARE EQUIPMENT & SERVICES - 6.0%
497,861 (a) Align Technology, Inc 152,007
3,357,020 (a) DexCom, Inc 313,210
368,586 Elevance Health, Inc 160,490
437,039 Essilor International S.A. 76,021
1,299,891 (a) Intuitive Surgical, Inc 379,945
991,764 UnitedHealth Group, Inc 500,037
1,043,131 (a) Veeva Systems, Inc 212,225
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,793,935
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
766,985 Estee Lauder Cos (Class A) 110,868
6,603,893 Kenvue, Inc 132,606
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 243,474
INSURANCE - 0.2%
1,216,681 American International Group, Inc 73,731
TOTAL INSURANCE 73,731
MATERIALS - 2.0%
5,447,497 Corteva, Inc 278,694
899,451 Linde plc 334,910
TOTAL MATERIALS 613,604
MEDIA & ENTERTAINMENT - 11.1%
5,955,380 (a) Alphabet, Inc 785,217
5,684,013 (a) Alphabet, Inc (Class A) 743,810
3,506,379 (a) Match Group, Inc 137,362
5,027,343 (a) Meta Platforms, Inc 1,509,259
862,139 NetEase, Inc (ADR) 86,352
1,213,440 (a) ROBLOX Corp 35,141
470,518 (a) Walt Disney Co 38,135
TOTAL MEDIA & ENTERTAINMENT 3,335,276
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
847,164 AbbVie, Inc 126,278
395,887 Amgen, Inc 106,398
2,299,814 AstraZeneca plc (ADR) 155,743
1,148,461 Eli Lilly & Co 616,873
970,866 Gilead Sciences, Inc 72,757
442,992 (a) Illumina, Inc 60,814
2,129,186 Novo Nordisk A.S. 193,865
2,134,074 Novo Nordisk A.S. (ADR) 194,073
1,840,877 Zoetis, Inc 320,276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,847,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.7%
2,078,279 Applied Materials, Inc 287,738
1,004,390 Broadcom, Inc 834,226
2,746,006 Intel Corp 97,621
209,465 Lam Research Corp 131,286

CREF Growth Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
175,545 Monolithic Power Systems, Inc $ 81,102
4,146,609 Nvidia Corp 1,803,733
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,235,706
SOFTWARE & SERVICES - 21.6%
184,625 Accenture plc 56,700
577,665 (a) Atlassian Corp Ltd 116,405
307,715 (a) Crowdstrike Holdings, Inc 51,505
390,993 (a) EPAM Systems, Inc 99,973
946,907 Intuit, Inc 483,813
10,548,017 Microsoft Corp 3,330,537
1,057,978 Oracle Corp 112,061
1,921,876 (a) Palo Alto Networks, Inc 450,565
308,576 Roper Industries, Inc 149,437
3,138,812 (a) Salesforce, Inc 636,488
677,839 (a) ServiceNow, Inc 378,885
952,738 (a) Synopsys, Inc 437,278
964,784 (a) Workday, Inc 207,284
TOTAL SOFTWARE & SERVICES 6,510,931
TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
12,399,911 Apple, Inc 2,122,989
665,222 (a) Arista Networks, Inc 122,354
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,245,343
TRANSPORTATION - 1.1%
7,018,107 (a) Uber Technologies, Inc 322,763
TOTAL TRANSPORTATION 322,763
TOTAL COMMON STOCKS 30,039,889
(Cost $26,124,416)
TOTAL LONG-TERM INVESTMENTS 30,039,889
(Cost $26,124,416)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 10/11/23 4,994
10,000,000 FHLB 0 .000 10/30/23 9,959
5,000,000 FHLB 0 .000 11/01/23 4,978
8,750,000 FHLB 0 .000 11/03/23 8,710
TOTAL GOVERNMENT AGENCY DEBT 28,641
REPURCHASE AGREEMENT - 0.0%
7,774,000 (c) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 7,774
TOTAL REPURCHASE AGREEMENT 7,774
TREASURY DEBT - 0.2%
2,255,000 United States Treasury Bill 0 .000 10/10/23 2,252
10,000,000 United States Treasury Bill 0 .000 10/17/23 9,978
10,000,000 United States Treasury Bill 0 .000 10/19/23 9,975
10,000,000 United States Treasury Bill 0 .000 10/26/23 9,965
17,000,000 United States Treasury Bill 0 .000 11/02/23 16,923

See Notes to Portfolio of Investments
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 United States Treasury Bill 0 .000% 11/07/23 $ 4,974
TOTAL TREASURY DEBT 54,067
TOTAL SHORT-TERM INVESTMENTS 90,482
(Cost $90,468)
TOTAL INVESTMENTS - 100.0% 30,130,371
(Cost $26,214,884)
OTHER ASSETS & LIABILITIES, NET - 0.0% 2,885
NET ASSETS - 100.0% $30,133,256
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $7,774,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $7,929,481.

CREF Equity Index Account September 30, 2023
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2.2%
49,971 (a) Adient plc $ 1,834
60,325 (a) American Axle & Manufacturing Holdings, Inc 438
131,438 (a) Aptiv plc 12,959
115,559 BorgWarner, Inc 4,665
8,573 (a) Cooper-Standard Holdings, Inc 115
76,541 Dana Inc 1,123
12,642 (a) Dorman Products, Inc 958
86,619 (a),(b) Fisker, Inc 556
1,955,974 Ford Motor Co 24,293
23,054 (a) Fox Factory Holding Corp 2,284
673,219 General Motors Co 22,196
104,978 Gentex Corp 3,416
18,149 (a) Gentherm, Inc 985
139,195 (a) Goodyear Tire & Rubber Co 1,730
67,182 Harley-Davidson, Inc 2,221
26,694 (a),(b) Holley, Inc 133
12,667 LCI Industries 1,487
27,234 Lear Corp 3,655
372,353 (a),(b) Lucid Group, Inc 2,082
122,392 (a),(b) Luminar Technologies, Inc 557
25,388 (a) Modine Manufacturing Co 1,162
10,528 Patrick Industries, Inc 790
23,111 Phinia, Inc 619
111,576 (a),(b) QuantumScape Corp 747
326,042 (a),(b) Rivian Automotive, Inc 7,916
29,093 (a),(b) Solid Power, Inc 59
11,405 Standard Motor Products, Inc 383
20,247 (a) Stoneridge, Inc 406
1,356,148 (a) Tesla, Inc 339,335
22,833 Thor Industries, Inc 2,172
12,140 (a) Visteon Corp 1,676
17,654 Winnebago Industries, Inc 1,050
67,449 (a),(b) Workhorse Group, Inc 28
9,934 (a) XPEL, Inc 766
TOTAL AUTOMOBILES & COMPONENTS 444,796
BANKS - 3.3%
4,682 1st Source Corp 197
4,331 (b) ACNB Corp 137
7,212 Amalgamated Financial Corp 124
12,491 Amerant Bancorp, Inc 218
5,882 American National Bankshares, Inc 223
38,500 Ameris Bancorp 1,478
9,484 Arrow Financial Corp 161
63,489 Associated Banc-Corp 1,086
42,326 Atlantic Union Bankshares Corp 1,218
31,941 (a) Axos Financial, Inc 1,209
31,112 (b) Banc of California, Inc 385
10,077 Bancfirst Corp 874
35,393 (a) Bancorp, Inc 1,221
3,732 (b) Bank First Corp 288
3,443,440 Bank of America Corp 94,281
23,380 (b) Bank of Hawaii Corp 1,162
7,728 Bank of Marin Bancorp 141
25,484 Bank of NT Butterfield & Son Ltd 690

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,249 Bank OZK $ 2,159
27,509 BankUnited, Inc 625
18,925 Banner Corp 802
11,016 Bar Harbor Bankshares 260
6,589 BayCom Corp 127
7,362 BCB Bancorp, Inc 82
26,834 Berkshire Hills Bancorp, Inc 538
13,432 (a) Blue Foundry Bancorp 112
8,721 Blue Ridge Bankshares, Inc 39
8,083 BOK Financial Corp 647
10,571 (a) Bridgewater Bancshares, Inc 100
38,089 Brookline Bancorp, Inc 347
3,114 (b) Burke & Herbert Financial Services Corp 145
6,436 Business First Bancshares, Inc 121
5,576 Byline Bancorp, Inc 110
107,871 Cadence Bank 2,289
2,502 Cambridge Bancorp 156
7,078 Camden National Corp 200
4,609 (b) Capital Bancorp, Inc 88
9,158 Capital City Bank Group, Inc 273
33,828 Capitol Federal Financial, Inc 161
5,956 (b) Capstar Financial Holdings, Inc 85
14,623 (a) Carter Bankshares, Inc 183
25,721 Cathay General Bancorp 894
21,511 Central Pacific Financial Corp 359
955,525 Citigroup, Inc 39,301
9,568 Citizens & Northern Corp 168
227,221 Citizens Financial Group, Inc 6,090
2,158 Citizens Financial Services, Inc 103
4,775 City Holding Co 431
7,262 Civista Bancshares, Inc 113
9,772 CNB Financial Corp 177
5,328 (a),(b) Coastal Financial Corp 229
4,711 (b) Codorus Valley Bancorp, Inc 88
8,393 Colony Bankcorp, Inc 84
109,266 Columbia Banking System, Inc 2,218
17,061 (a) Columbia Financial, Inc 268
69,667 Comerica, Inc 2,895
55,801 Commerce Bancshares, Inc 2,677
29,222 Community Bank System, Inc 1,234
16,516 Community Trust Bancorp, Inc 566
21,722 ConnectOne Bancorp, Inc 387
2,974 (a),(b) CrossFirst Bankshares, Inc 30
31,366 Cullen/Frost Bankers, Inc 2,861
19,196 (a) Customers Bancorp, Inc 661
45,531 CVB Financial Corp 754
19,153 Dime Community Bancshares, Inc 382
17,266 Eagle Bancorp, Inc 370
71,752 East West Bancorp, Inc 3,782
94,260 Eastern Bankshares, Inc 1,182
6,481 Enterprise Bancorp, Inc 177
16,077 Enterprise Financial Services Corp 603
7,477 Equity Bancshares, Inc 180
3,546 Esquire Financial Holdings, Inc 162
6,206 (b) Farmers & Merchants Bancorp, Inc 109
18,150 Farmers National Banc Corp 210
13,107 FB Financial Corp 372
2,294 (b) Fidelity D&D Bancorp, Inc 104
351,476 Fifth Third Bancorp 8,903
10,211 Financial Institutions, Inc 172
15,371 First Bancorp 433
114,850 First BanCorp 1,546

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,485 First Bancorp, Inc $ 152
6,018 First Bancshares, Inc 162
7,950 (b) First Bank 86
26,747 First Busey Corp 514
4,107 First Business Financial Services, Inc 123
5,110 First Citizens Bancshares, Inc (Class A) 7,052
52,091 First Commonwealth Financial Corp 636
12,139 (b) First Community Bancshares, Inc 358
47,775 First Financial Bancorp 936
70,877 First Financial Bankshares, Inc 1,780
505 First Financial Corp 17
19,660 First Foundation, Inc 120
71,845 First Hawaiian, Inc 1,297
266,280 First Horizon National Corp 2,934
43,798 First Interstate BancSystem, Inc 1,092
29,933 First Merchants Corp 833
7,120 First Mid Bancshares, Inc 189
15,462 First of Long Island Corp 178
4,047 (a) First Western Financial, Inc 73
6,452 Five Star Bancorp 129
4,145 Flushing Financial Corp 54
157,037 FNB Corp 1,694
3,291 (b) FS Bancorp, Inc 97
80,429 Fulton Financial Corp 974
7,652 (a),(b) FVCBankcorp, Inc 98
5,087 German American Bancorp, Inc 138
63,141 Glacier Bancorp, Inc 1,800
1,871 (b) Great Southern Bancorp, Inc 90
3,479 (b) Greene County Bancorp, Inc 84
1,346 Guaranty Bancshares, Inc 39
47,878 Hancock Whitney Corp 1,771
23,963 Hanmi Financial Corp 389
16,668 HarborOne Bancorp, Inc 159
6,442 HBT Financial, Inc 118
13,408 Heartland Financial USA, Inc 395
25,661 Heritage Commerce Corp 217
22,188 Heritage Financial Corp 362
35,248 Hilltop Holdings, Inc 1,000
997 (b) Hingham Institution For Savings The 186
4,264 (b) Home Bancorp, Inc 136
81,882 Home Bancshares, Inc 1,715
15,022 HomeStreet, Inc 117
13,541 HomeTrust Bancshares, Inc 293
59,403 Hope Bancorp, Inc 526
2,709 Horizon Bancorp, Inc 29
728,267 Huntington Bancshares, Inc 7,574
25,003 Independent Bank Corp 1,227
17,558 Independent Bank Corp 322
20,253 Independent Bank Group, Inc 801
29,344 International Bancshares Corp 1,272
5,837 (b) John Marshall Bancorp, Inc 104
1,419,294 JPMorgan Chase & Co 205,826
8,268 Kearny Financial Corp 57
434,062 Keycorp 4,671
9,106 Lakeland Bancorp, Inc 115
13,317 Lakeland Financial Corp 632
14,926 Live Oak Bancshares, Inc 432
82,354 M&T Bank Corp 10,414
19,210 Macatawa Bank Corp 172
1,529 (b) Mercantile Bank Corp 47
10,190 Metrocity Bankshares, Inc 201
4,420 (a),(b) Metropolitan Bank Holding Corp 160

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,348 Mid Penn Bancorp, Inc $ 148
3,829 Middlefield Banc Corp 97
10,800 Midland States Bancorp, Inc 222
7,821 MidWestOne Financial Group, Inc 159
5,369 (b) MVB Financial Corp 121
19,324 National Bank Holdings Corp 575
21,431 NBT Bancorp, Inc 679
354,947 New York Community Bancorp, Inc 4,025
6,480 Nicolet Bankshares, Inc 452
3,442 Northeast Bank 152
5,388 Northfield Bancorp, Inc 51
2,656 Northrim BanCorp, Inc 105
62,432 Northwest Bancshares, Inc 639
3,544 (b) Norwood Financial Corp 91
1,149,334 (a) NU Holdings Ltd 8,333
12,012 OceanFirst Financial Corp 174
33,903 OFG Bancorp 1,012
133,138 Old National Bancorp 1,936
21,667 Old Second Bancorp, Inc 295
11,057 Origin Bancorp, Inc 319
5,318 Orrstown Financial Services, Inc 112
51,153 Pacific Premier Bancorp, Inc 1,113
60,165 (b) PacWest Bancorp 476
7,855 Park National Corp 743
5,178 (b) Parke Bancorp, Inc 84
20,574 Pathward Financial, Inc 948
5,966 PCB Bancorp 92
267 Peapack Gladstone Financial Corp 7
4,697 (b) Peoples Bancorp, Inc 119
5,712 Peoples Financial Services Corp 229
41,191 Pinnacle Financial Partners, Inc 2,761
2,662 (b) Plumas Bancorp 91
198,649 PNC Financial Services Group, Inc 24,388
11,515 (a),(b) Ponce Financial Group, Inc 90
38,321 Popular, Inc 2,415
8,859 Preferred Bank 552
20,188 Premier Financial Corp 344
8,140 Primis Financial Corp 66
41,648 Prosperity Bancshares, Inc 2,273
35,868 Provident Financial Services, Inc 548
8,729 QCR Holdings, Inc 424
9,265 RBB Bancorp 118
2,235 Red River Bancshares, Inc 103
446,451 Regions Financial Corp 7,679
30,881 Renasant Corp 809
6,104 Republic Bancorp, Inc (Class A) 269
13,081 (b) S&T Bancorp, Inc 354
22,606 Sandy Spring Bancorp, Inc 484
34,531 Seacoast Banking Corp of Florida 758
24,631 ServisFirst Bancshares, Inc 1,285
9,123 Shore Bancshares, Inc 96
8,919 Sierra Bancorp 169
55,218 Simmons First National Corp (Class A) 937
5,382 SmartFinancial, Inc 115
5,202 South Plains Financial, Inc 138
4,079 (a) Southern First Bancshares, Inc 110
4,139 Southern Missouri Bancorp, Inc 160
10,544 (b) Southside Bancshares, Inc 303
38,442 SouthState Corp 2,589
23,920 Stellar Bancorp, Inc 510
11,262 Stock Yards Bancorp, Inc 443
6,101 Summit Financial Group, Inc 138

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,250 (b) Synovus Financial Corp $ 2,064
27,678 (a) Texas Capital Bancshares, Inc 1,630
6,549 (a) Third Coast Bancshares, Inc 112
7,201 Tompkins Trustco, Inc 353
34,516 Towne Bank 791
19,212 Trico Bancshares 615
10,668 Triumph Financial, Inc 691
661,346 Truist Financial Corp 18,921
2,656 (b) TrustCo Bank Corp NY 73
34,442 Trustmark Corp 748
23,900 UMB Financial Corp 1,483
68,198 United Bankshares, Inc 1,882
48,352 United Community Banks, Inc 1,229
3,873 (b) Unity Bancorp, Inc 91
5,426 Univest Financial Corp 94
764,001 US Bancorp 25,258
218,557 Valley National Bancorp 1,871
22,054 Veritex Holdings, Inc 396
25,531 Washington Federal, Inc 654
3,676 Washington Trust Bancorp, Inc 97
85,391 (b) Webster Financial Corp 3,442
1,804,676 Wells Fargo & Co 73,739
21,097 WesBanco, Inc 515
11,970 West Bancorporation, Inc 195
13,352 Westamerica Bancorporation 578
53,770 Western Alliance Bancorp 2,472
31,127 Wintrust Financial Corp 2,350
37,346 WSFS Financial Corp 1,363
81,460 (b) Zions Bancorporation 2,842
TOTAL BANKS 682,762
CAPITAL GOODS - 6.4%
29,422 (a),(b) 374Water, Inc 36
66,252 (a) 3D Systems Corp 325
270,648 3M Co 25,338
57,428 A.O. Smith Corp 3,798
32,247 Aaon, Inc 1,834
11,925 (a) AAR Corp 710
16,749 Acuity Brands, Inc 2,853
31,531 Advanced Drainage Systems, Inc 3,589
58,431 Aecom Technology Corp 4,852
12,268 (a) Aerovironment, Inc 1,368
8,143 (a),(b) AerSale Corp 122
29,823 AGCO Corp 3,527
36,080 Air Lease Corp 1,422
5,157 Alamo Group, Inc 891
16,794 Albany International Corp (Class A) 1,449
41,449 Allegion plc 4,319
6,739 Allied Motion Technologies, Inc 208
45,916 Allison Transmission Holdings, Inc 2,712
10,745 Alta Equipment Group, Inc 130
13,776 (a),(b) Ameresco, Inc 531
10,171 (a) American Woodmark Corp 769
110,415 Ametek, Inc 16,315
98,441 (a) API Group Corp 2,553
4,551 Apogee Enterprises, Inc 214
21,181 Applied Industrial Technologies, Inc 3,275
63,826 (a),(b) Archer Aviation, Inc 323
26,444 Arcosa, Inc 1,901
10,471 Argan, Inc 477
20,887 Armstrong World Industries, Inc 1,504
69,116 (a) Array Technologies, Inc 1,534

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,250 Astec Industries, Inc $ 718
15,755 (a) Astronics Corp 250
20,918 (a) Atkore, Inc 3,121
35,579 (a) Axon Enterprise, Inc 7,080
60,195 (a) AZEK Co, Inc 1,790
13,571 AZZ, Inc 619
30,289 (a) Babcock & Wilcox Enterprises, Inc 128
25,595 Barnes Group, Inc 869
22,560 (a) Beacon Roofing Supply, Inc 1,741
19,926 (a),(b) Blink Charging Co 61
75,992 (a),(b) Bloom Energy Corp 1,008
3,946 (a) Blue Bird Corp 84
4,896 (a) BlueLinx Holdings, Inc 402
274,676 (a) Boeing Co 52,650
16,526 Boise Cascade Co 1,703
4,978 (a),(b) Bowman Consulting Group Ltd 140
13,313 (b) Brookfield Business Corp 241
63,428 (a) Builders FirstSource, Inc 7,896
40,627 BWX Technologies, Inc 3,046
8,469 (b) Cadre Holdings, Inc 226
23,004 Carlisle Cos, Inc 5,964
410,690 Carrier Global Corp 22,670
252,904 Caterpillar, Inc 69,043
120,169 (a),(b) ChargePoint Holdings, Inc 597
20,872 (a),(b) Chart Industries, Inc 3,530
12,045 (a) CIRCOR International, Inc 672
439,165 CNH Industrial NV 5,314
14,727 Columbus McKinnon Corp 514
17,475 Comfort Systems USA, Inc 2,978
15,927 (a) Commercial Vehicle Group, Inc 124
13,197 (a) Concrete Pumping Holdings, Inc 113
11,212 (a) Construction Partners, Inc 410
42,178 (a) Core & Main, Inc 1,217
21,581 Crane Co 1,917
21,581 Crane NXT Co 1,199
7,468 CSW Industrials, Inc 1,309
70,319 Cummins, Inc 16,065
19,563 Curtiss-Wright Corp 3,827
30,728 (a),(b) Custom Truck One Source, Inc 191
134,232 Deere & Co 50,656
62,846 (a) Desktop Metal, Inc 92
63,211 Donaldson Co, Inc 3,770
16,771 Douglas Dynamics, Inc 506
69,542 Dover Corp 9,702
8,048 (a),(b) Ducommun, Inc 350
11,117 (a) DXP Enterprises, Inc 388
16,954 (a) Dycom Industries, Inc 1,509
198,484 Eaton Corp plc 42,333
24,435 EMCOR Group, Inc 5,141
280,141 Emerson Electric Co 27,053
8,964 Encore Wire Corp 1,636
24,905 (a) Energy Recovery, Inc 528
12,892 (a),(b) Energy Vault Holdings, Inc 33
32,971 Enerpac Tool Group Corp 871
18,213 EnerSys 1,724
55,762 (a),(b) Enovix Corp 700
11,263 EnPro Industries, Inc 1,365
53,873 (a),(b) Eos Energy Enterprises, Inc 116
28,088 Esab Corp 1,972
13,003 ESCO Technologies, Inc 1,358
41,349 (a),(b) ESS Tech, Inc 78
9,017 (a),(b) Eve Holding, Inc 75

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
276,590 Fastenal Co $ 15,113
32,884 Federal Signal Corp 1,964
98,612 Ferguson plc 16,219
71,435 Flowserve Corp 2,841
18,242 (a),(b) Fluence Energy, Inc 419
77,505 (a) Fluor Corp 2,844
173,487 Fortive Corp 12,866
67,350 Fortune Brands Innovations, Inc 4,186
20,104 Franklin Electric Co, Inc 1,794
49,125 FTAI Aviation Ltd 1,746
21,243 (a),(b) FTC Solar, Inc 27
176,294 (a),(b) FuelCell Energy, Inc 226
30,738 (a) Gates Industrial Corp plc 357
14,376 GATX Corp 1,565
31,919 (a) Generac Holdings, Inc 3,478
119,133 General Dynamics Corp 26,325
534,762 General Electric Co 59,118
17,907 (a) Gibraltar Industries, Inc 1,209
9,938 Global Industrial Co 333
21,710 (a) GMS, Inc 1,389
12,385 Gorman-Rupp Co 407
78,611 Graco, Inc 5,729
95,580 GrafTech International Ltd 366
24,972 Granite Construction, Inc 949
44,924 (a) Great Lakes Dredge & Dock Corp 358
19,838 Greenbrier Cos, Inc 794
20,793 Griffon Corp 825
17,554 H&E Equipment Services, Inc 758
21,061 (a) Hayward Holdings, Inc 297
21,280 HEICO Corp 3,446
38,786 HEICO Corp (Class A) 5,012
16,194 Helios Technologies, Inc 898
13,619 Herc Holdings, Inc 1,620
41,915 Hexcel Corp 2,730
32,149 Hillenbrand, Inc 1,360
69,001 (a) Hillman Solutions Corp 569
328,769 Honeywell International, Inc 60,737
188,854 Howmet Aerospace, Inc 8,735
27,556 Hubbell, Inc 8,636
22,109 (a) Hudson Technologies, Inc 294
16,667 Huntington Ingalls Industries, Inc 3,410
63,978 (a),(b) Hyliion Holdings Corp 75
7,224 Hyster-Yale Materials Handling, Inc 322
37,542 IDEX Corp 7,809
5,334 (a) IES Holdings, Inc 351
149,736 Illinois Tool Works, Inc 34,486
192,430 Ingersoll Rand, Inc 12,262
3,056 Insteel Industries, Inc 99
39,987 ITT, Inc 3,915
41,873 (a) Janus International Group, Inc 448
45,832 (a) JELD-WEN Holding, Inc 612
16,888 John Bean Technologies Corp 1,776
342,404 Johnson Controls International plc 18,219
5,348 Kadant, Inc 1,206
15,070 Kaman Corp 296
45,625 Kennametal, Inc 1,135
66,946 (a) Kratos Defense & Security Solutions, Inc 1,006
92,330 L3Harris Technologies, Inc 16,077
9,846 (a) Lawson Products, Inc 256
16,699 Lennox International, Inc 6,253
24,937 (a) Leonardo DRS, Inc 416
4,566 (a) Limbach Holdings, Inc 145

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,514 Lincoln Electric Holdings, Inc $ 5,184
5,950 Lindsay Corp 700
111,311 Lockheed Martin Corp 45,522
12,965 (b) LSI Industries, Inc 206
17,575 Luxfer Holdings plc 229
22,630 (a) Manitowoc Co, Inc 341
107,444 Masco Corp 5,743
7,698 (a) Masonite International Corp 718
32,416 (a) Mastec, Inc 2,333
67,350 (a) Masterbrand, Inc 818
8,494 McGrath RentCorp 851
96,446 MDU Resources Group, Inc 1,888
30,340 (a) Mercury Computer Systems, Inc 1,125
87,434 (a),(b) Microvast Holdings, Inc 165
24,886 (a) Middleby Corp 3,185
7,280 Miller Industries, Inc 285
14,585 Moog, Inc (Class A) 1,648
43,932 (a) MRC Global, Inc 450
19,273 MSC Industrial Direct Co (Class A) 1,892
28,683 Mueller Industries, Inc 2,156
85,916 Mueller Water Products, Inc (Class A) 1,089
6,055 (a) MYR Group, Inc 816
3,534 National Presto Industries, Inc 256
15,496 (a) NEXTracker, Inc 622
665,420 (a),(b) Nikola Corp 1,045
28,439 Nordson Corp 6,347
71,358 Northrop Grumman Corp 31,411
6,891 (a) Northwest Pipe Co 208
78,206 (a) NOW, Inc 928
16,026 (a),(b) NuScale Power Corp 79
74,858 nVent Electric plc 3,967
2,354 Omega Flex, Inc 185
33,865 Oshkosh Corp 3,232
198,413 Otis Worldwide Corp 15,935
42,635 Owens Corning, Inc 5,816
246,202 PACCAR, Inc 20,932
14,228 Park Aerospace Corp 221
61,844 Parker-Hannifin Corp 24,089
20,471 (a) Parsons Corp 1,113
81,606 Pentair plc 5,284
36,380 (a) PGT Innovations, Inc 1,010
274,975 (a),(b) Plug Power, Inc 2,090
7,077 Powell Industries, Inc 587
1,801 Preformed Line Products Co 293
28,783 Primoris Services Corp 942
15,505 (a) Proto Labs, Inc 409
16,969 Quanex Building Products Corp 478
71,936 Quanta Services, Inc 13,457
13,498 (a) RBC Bearings, Inc 3,160
32,418 Regal-Beloit Corp 4,632
82,950 (a) Resideo Technologies, Inc 1,311
8,757 REV Group, Inc 140
109,316 (a),(b) Rocket Lab USA, Inc 479
56,702 Rockwell Automation, Inc 16,209
718,869 RTX Corp 51,737
10,342 Rush Enterprises, Inc 468
22,836 Rush Enterprises, Inc (Class A) 932
80,042 Sensata Technologies Holding plc 3,027
63,890 (a),(b) SES AI Corp 145
81,772 (a) Shoals Technologies Group, Inc 1,492
18,886 Shyft Group, Inc 283
19,894 Simpson Manufacturing Co, Inc 2,980

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,415 (a) SiteOne Landscape Supply, Inc $ 3,991
25,706 Snap-On, Inc 6,557
59,911 Spirit Aerosystems Holdings, Inc (Class A) 967
23,935 (a) SPX Technologies, Inc 1,948
4,143 Standex International Corp 604
77,790 Stanley Black & Decker, Inc 6,502
73,460 (a),(b) Stem, Inc 311
18,886 (a) Sterling Construction Co, Inc 1,388
42,585 (a),(b) SunPower Corp 263
109,516 (a) Sunrun, Inc 1,376
10,075 Tennant Co 747
35,787 Terex Corp 2,062
13,596 Textainer Group Holdings Ltd 506
95,205 Textron, Inc 7,439
24,419 (a) Thermon Group Holdings, Inc 671
35,263 Timken Co 2,591
27,553 (a) Titan International, Inc 370
11,613 (a) Titan Machinery, Inc 309
51,928 Toro Co 4,315
111,652 Trane Technologies plc 22,655
3,856 (a) Transcat, Inc 378
25,384 (a) TransDigm Group, Inc 21,402
52,464 (a) Trex Co, Inc 3,233
42,805 Trinity Industries, Inc 1,042
23,840 Triton International Ltd 1,961
32,779 (a) Triumph Group, Inc 251
27,269 (a) Tutor Perini Corp 214
26,618 UFP Industries, Inc 2,726
33,475 United Rentals, Inc 14,882
7,860 (a) V2X, Inc 406
10,628 Valmont Industries, Inc 2,553
45,774 (a),(b) Velo3D, Inc 71
7,828 Veritiv Corp 1,322
154,466 Vertiv Holdings Co 5,746
12,845 (a) Vicor Corp 756
96,965 (a),(b) Virgin Galactic Holdings, Inc 175
22,246 W.W. Grainger, Inc 15,391
23,411 Wabash National Corp 494
16,513 (b) Watsco, Inc 6,237
12,667 Watts Water Technologies, Inc (Class A) 2,189
22,053 WESCO International, Inc 3,172
86,408 Westinghouse Air Brake Technologies Corp 9,183
105,633 (a) WillScot Mobile Mini Holdings Corp 4,393
30,482 Woodward Inc 3,788
17,318 (a),(b) Xometry, Inc 294
113,012 Xylem, Inc 10,287
65,462 Zurn Elkay Water Solutions Corp 1,834
TOTAL CAPITAL GOODS 1,316,602
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
27,128 ABM Industries, Inc 1,085
5,587 ACCO Brands Corp 32
57,811 (a) ACV Auctions, Inc 878
174,070 (a) Alight, Inc 1,234
11,286 Aris Water Solution, Inc 113
27,574 (a) ASGN, Inc 2,252
152,445 (a),(b) Aurora Innovation, Inc 358
201,899 Automatic Data Processing, Inc 48,573
5,145 Barrett Business Services, Inc 464
60,886 (a),(b) BlackSky Technology, Inc 71
66,781 Booz Allen Hamilton Holding Corp 7,297
16,522 (a),(b) BrightView Holdings, Inc 128

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
26,557 Brink's Co $ 1,929
57,307 Broadridge Financial Solutions, Inc 10,261
10,973 (a) CACI International, Inc (Class A) 3,445
26,846 (a) Casella Waste Systems, Inc (Class A) 2,048
18,053 (a) CBIZ, Inc 937
14,787 (a) CECO Environmental Corp 236
8,021 (a) Cimpress plc 562
42,038 Cintas Corp 20,221
226,376 (a),(b) Clarivate plc 1,519
27,814 (a) Clean Harbors, Inc 4,655
21,043 Concentrix Corp 1,686
91,431 (a) Conduent, Inc 318
412,416 (a) Copart, Inc 17,771
49,610 (a) CoreCivic, Inc 558
201,024 (a) CoStar Group, Inc 15,457
3,881 CRA International, Inc 391
17,763 CSG Systems International, Inc 908
22,984 Deluxe Corp 434
20,676 (a) Driven Brands Holdings, Inc 260
129,661 Dun & Bradstreet Holdings, Inc 1,295
1,045 Ennis, Inc 22
59,468 Equifax, Inc 10,893
86,090 (a) ExlService Holdings, Inc 2,414
28,338 Exponent, Inc 2,426
15,944 First Advantage Corp 220
31,321 (a),(b) FiscalNote Holdings, Inc 65
7,582 (a) Forrester Research, Inc 219
7,620 (a) Franklin Covey Co 327
16,142 (a) FTI Consulting, Inc 2,880
81,103 Genpact Ltd 2,936
42,598 (a),(b) GEO Group, Inc 348
42,732 (a) Harsco Corp 309
40,910 Healthcare Services Group 427
14,300 Heidrick & Struggles International, Inc 358
8,893 (a) Heritage-Crystal Clean, Inc 403
37,280 Herman Miller, Inc 912
10,874 (a) HireRight Holdings Corp 103
27,032 HNI Corp 936
9,371 (a) Huron Consulting Group, Inc 976
6,267 ICF International, Inc 757
12,531 (a),(b) Innodata, Inc 107
19,828 Insperity, Inc 1,935
44,581 Interface, Inc 437
59,295 Jacobs Solutions, Inc 8,094
66,111 KBR, Inc 3,897
20,372 Kelly Services, Inc (Class A) 371
11,207 Kforce, Inc 669
29,134 Korn/Ferry International 1,382
23,268 (a) Legalzoom.com, Inc 255
69,072 Leidos Holdings, Inc 6,366
67,802 (a),(b) Li-Cycle Holdings Corp 241
19,090 (a) Liquidity Services, Inc 336
25,524 Manpower, Inc 1,871
16,885 Matthews International Corp (Class A) 657
31,583 MAXIMUS, Inc 2,359
12,017 (a) Montrose Environmental Group, Inc 352
19,573 MSA Safety, Inc 3,086
4,961 NL Industries, Inc 24
5,211 (a) NV5 Global, Inc 501
67,918 (a) OPENLANE, Inc 1,013
155,380 Paychex, Inc 17,920
33,846 (a),(b) Performant Financial Corp 76

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
95,984 Pitney Bowes, Inc $ 290
79,689 (a),(b) Planet Labs PBC 207
90,452 RB Global, Inc 5,653
4,854 (a),(b) Red Violet, Inc 97
101,923 Republic Services, Inc 14,525
20,546 Resources Connection, Inc 306
52,374 Robert Half International, Inc 3,838
119,495 Rollins, Inc 4,461
28,414 Science Applications International Corp 2,999
12,140 (a) SP Plus Corp 438
100,288 SS&C Technologies Holdings, Inc 5,269
61,807 Steelcase, Inc (Class A) 690
49,051 (a) Stericycle, Inc 2,193
12,139 (a),(b) Sterling Check Corp 153
25,107 Tetra Tech, Inc 3,817
92,480 TransUnion 6,639
15,001 (a) TriNet Group, Inc 1,747
19,072 (a) TrueBlue, Inc 280
10,054 TTEC Holdings, Inc 264
8,983 Unifirst Corp 1,464
63,645 (a) Upwork, Inc 723
71,089 Verisk Analytics, Inc 16,794
63,620 (a) Verra Mobility Corp 1,190
15,178 (a) Viad Corp 398
5,586 (b) VSE Corp 282
199,000 Waste Management, Inc 30,336
5,398 (a) Willdan Group, Inc 110
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 332,419
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
18,290 (a) 1-800-FLOWERS.COM, Inc (Class A) 128
18,402 Aaron's Co, Inc 193
23,424 (a) Abercrombie & Fitch Co (Class A) 1,320
36,738 Academy Sports & Outdoors, Inc 1,737
31,209 Advance Auto Parts, Inc 1,745
4,427,284 (a) Amazon.com, Inc 562,796
85,497 American Eagle Outfitters, Inc 1,420
3,312 (a) America's Car-Mart, Inc 301
65,041 Arko Corp 465
10,565 (a) Asbury Automotive Group, Inc 2,431
12,767 (a) Autonation, Inc 1,933
8,985 (a) Autozone, Inc 22,822
101,629 Bath & Body Works, Inc 3,435
97,064 Best Buy Co, Inc 6,743
11,361 (b) Big 5 Sporting Goods Corp 80
15,681 (a) Boot Barn Holdings, Inc 1,273
14,004 Buckle, Inc 468
7,271 Build-A-Bear Workshop, Inc 214
33,332 (a) Burlington Stores, Inc 4,510
20,111 Caleres, Inc 578
22,123 (b) Camping World Holdings, Inc 452
78,807 (a) Carmax, Inc 5,574
19,398 (a) CarParts.com, Inc 80
47,579 (a) Carvana Co 1,997
12,003 Cato Corp (Class A) 92
66,517 (a) Chico's FAS, Inc 498
9,723 (a),(b) ContextLogic, Inc 43
546,099 (a) Coupang, Inc 9,284
32,814 (b) Designer Brands, Inc 415
30,615 (a) Destination XL Group, Inc 137
28,635 Dick's Sporting Goods, Inc 3,109
1,003 (b) Dillard's, Inc (Class A) 332

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,236 (a) Duluth Holdings, Inc $ 43
264,293 eBay, Inc 11,653
61,188 (a) Etsy, Inc 3,952
34,837 (a),(b) EVgo, Inc 118
27,604 (a) Five Below, Inc 4,441
55,907 (a) Floor & Decor Holdings, Inc 5,060
33,391 (b) Foot Locker, Inc 579
10,965 (a),(b) Funko, Inc 84
138,452 (a),(b) GameStop Corp (Class A) 2,279
81,317 Gap, Inc 864
7,998 (a) Genesco, Inc 246
67,692 Genuine Parts Co 9,773
6,868 Group 1 Automotive, Inc 1,845
29,518 (a) GrowGeneration Corp 86
21,962 (b) Guess?, Inc 475
9,098 Haverty Furniture Cos, Inc 262
9,181 Hibbett Sports, Inc 436
496,849 Home Depot, Inc 150,128
65,995 (b) Kohl's Corp 1,383
9,431 (a),(b) Lands' End, Inc 70
59,869 (a) Leslie's, Inc 339
13,553 Lithia Motors, Inc (Class A) 4,003
125,433 LKQ Corp 6,210
288,686 Lowe's Cos, Inc 60,000
109,170 Macy's, Inc 1,267
11,739 (a) MarineMax, Inc 385
18,107 Monro Muffler, Inc 503
8,996 Murphy USA, Inc 3,074
47,869 (a) National Vision Holdings, Inc 774
57,180 (b) Nordstrom, Inc 854
18,624 (a) ODP Corp 859
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 2,127
5,690 (a),(b) OneWater Marine, Inc 146
29,731 (a) O'Reilly Automotive, Inc 27,021
24,586 (a) Overstock.com, Inc 389
9,990 Penske Auto Group, Inc 1,669
40,988 (a) Petco Health & Wellness Co, Inc 168
14,105 PetMed Express, Inc 145
18,519 Pool Corp 6,595
27,217 Rent-A-Center, Inc 802
19,596 (a),(b) Revolve Group, Inc 267
7,732 (a) RH 2,044
160,682 Ross Stores, Inc 18,149
7,776 (a) Sally Beauty Holdings, Inc 65
13,763 (a) Savers Value Village, Inc 257
4,712 Shoe Carnival, Inc 113
20,162 Signet Jewelers Ltd 1,448
13,058 (a) Sleep Number Corp 321
11,945 Sonic Automotive, Inc (Class A) 570
19,952 (a),(b) Sportsman's Warehouse Holdings, Inc 90
32,244 (a) Stitch Fix, Inc 111
30,109 (a),(b) ThredUp, Inc 121
6,790 (a),(b) Tilly's, Inc 55
566,257 TJX Cos, Inc 50,329
55,517 Tractor Supply Co 11,273
24,062 (a) Ulta Beauty, Inc 9,612
31,536 (a) Urban Outfitters, Inc 1,031
41,105 (a) Victoria's Secret & Co 686
42,783 (a) Warby Parker, Inc 563
41,399 (a) Wayfair, Inc 2,508
32,140 (b) Williams-Sonoma, Inc 4,995
1,945 Winmark Corp 726

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,661 (a) Zumiez, Inc $ 208
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,053,254
CONSUMER DURABLES & APPAREL - 1.1%
15,286 Acushnet Holdings Corp 811
48,382 (a) Allbirds, Inc 54
35,953 (a),(b) AMMO, Inc 73
21,459 (a) Beazer Homes USA, Inc 535
35,190 Brunswick Corp 2,780
63,158 (a) Callaway Golf Co 874
56,416 (a) Capri Holdings Ltd 2,968
19,479 Carter's, Inc 1,347
5,040 (a) Cavco Industries, Inc 1,339
13,611 Century Communities, Inc 909
14,289 (b) Clarus Corp 108
14,763 Columbia Sportswear Co 1,094
23,677 (b) Cricut, Inc 220
31,668 (a) Crocs, Inc 2,794
13,051 (a) Deckers Outdoor Corp 6,709
155,068 DR Horton, Inc 16,665
10,739 (a),(b) Dream Finders Homes, Inc 239
18,783 Ethan Allen Interiors, Inc 562
74,771 (a) Garmin Ltd 7,866
24,084 (a) G-III Apparel Group Ltd 600
74,136 (a) GoPro, Inc 233
16,535 (a) Green Brick Partners, Inc 686
156,073 Hanesbrands, Inc 618
67,084 Hasbro, Inc 4,437
13,347 (a) Helen of Troy Ltd 1,556
5,483 (b) Hooker Furniture Corp 107
2,792 (a) Hovnanian Enterprises, Inc 284
13,822 Installed Building Products, Inc 1,726
15,263 (a) iRobot Corp 578
3,583 Johnson Outdoors, Inc 196
36,885 KB Home 1,707
30,075 Kontoor Brands, Inc 1,321
12,660 (a) Latham Group, Inc 35
25,091 La-Z-Boy, Inc 775
4,968 (a) Legacy Housing Corp 96
73,033 Leggett & Platt, Inc 1,856
119,847 Lennar Corp (Class A) 13,450
6,837 Lennar Corp (Class B) 699
12,635 (a) LGI Homes, Inc 1,257
5,568 (a) Lovesac Co 111
53,703 (a) Lululemon Athletica, Inc 20,708
13,163 (a) M/I Homes, Inc 1,106
13,092 (a) Malibu Boats, Inc 642
8,407 Marine Products Corp 119
13,690 (a) MasterCraft Boat Holdings, Inc 304
167,123 (a) Mattel, Inc 3,682
23,210 MDC Holdings, Inc 957
17,632 Meritage Homes Corp 2,158
28,443 (a) Mohawk Industries, Inc 2,441
11,320 Movado Group, Inc 310
207,669 Newell Rubbermaid, Inc 1,875
586,462 Nike, Inc (Class B) 56,077
1,436 (a) NVR, Inc 8,563
8,770 Oxford Industries, Inc 843
145,284 (a),(b) Peloton Interactive, Inc 734
24,590 Polaris Industries, Inc 2,561
107,132 Pulte Homes, Inc 7,933
27,406 (b) Purple Innovation, Inc 47

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
34,330 PVH Corp $ 2,627
19,684 Ralph Lauren Corp 2,285
3,738 Rocky Brands, Inc 55
72,360 (a) Skechers U.S.A., Inc (Class A) 3,542
28,672 (a) Skyline Champion Corp 1,827
29,016 Smith & Wesson Brands, Inc 375
67,337 (a) Sonos, Inc 869
44,766 Steven Madden Ltd 1,422
3,716 Sturm Ruger & Co, Inc 194
115,012 Tapestry, Inc 3,307
44,029 (a) Taylor Morrison Home Corp 1,876
87,531 Tempur Sealy International, Inc 3,794
46,691 Toll Brothers, Inc 3,453
15,774 (a) TopBuild Corp 3,969
12,158 (a) Traeger, Inc 33
47,835 (a) Tri Pointe Homes, Inc 1,308
84,878 (a) Under Armour, Inc (Class A) 581
110,542 (a) Under Armour, Inc (Class C) 705
180,319 VF Corp 3,186
28,750 (a) Vista Outdoor, Inc 952
34,786 (a),(b) Vizio Holding Corp 188
32,024 (a),(b) Vuzix Corp 116
26,040 Whirlpool Corp 3,482
48,726 Wolverine World Wide, Inc 393
46,993 (a) YETI Holdings, Inc 2,266
TOTAL CONSUMER DURABLES & APPAREL 234,140
CONSUMER SERVICES - 2.3%
25,118 (a) Accel Entertainment, Inc 275
86,801 ADT, Inc 521
22,794 (a) Adtalem Global Education, Inc 977
197,709 (a) Airbnb, Inc 27,128
108,444 Aramark 3,763
17,816 (a) BALLY'S CORP 234
769 (a),(b) Biglari Holdings, Inc (B Shares) 128
15,173 (a) BJ's Restaurants, Inc 356
44,145 Bloomin' Brands, Inc 1,086
8,897 (b) Bluegreen Vacations Holding Corp 326
18,254 (a) Booking Holdings, Inc 56,294
19,931 (a),(b) Bowlero Corp 192
31,873 Boyd Gaming Corp 1,939
28,106 (a) Bright Horizons Family Solutions, Inc 2,290
25,489 (a) Brinker International, Inc 805
97,639 (a) Caesars Entertainment, Inc 4,526
495,919 (a) Carnival Corp 6,804
11,838 Carriage Services, Inc 334
18,666 (a) Carrols Restaurant Group, Inc 123
6,080 (a),(b) Cava Group, Inc 186
16,727 (a) Century Casinos, Inc 86
23,639 Cheesecake Factory 716
54,286 (a) Chegg, Inc 484
13,455 (a) Chipotle Mexican Grill, Inc (Class A) 24,647
13,984 (b) Choice Hotels International, Inc 1,713
32,858 Churchill Downs, Inc 3,813
12,474 (a) Chuy's Holdings, Inc 444
57,806 (a) Coursera, Inc 1,080
12,944 (b) Cracker Barrel Old Country Store, Inc 870
58,405 Darden Restaurants, Inc 8,365
23,587 (a) Dave & Buster's Entertainment, Inc 874
41,277 (a) Denny's Corp 350
7,772 Dine Brands Global Inc. 384
17,125 Domino's Pizza, Inc 6,487

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
150,388 (a) DoorDash, Inc $ 11,951
208,489 (a) DraftKings, Inc 6,138
12,069 (a) Duolingo, Inc 2,002
14,501 El Pollo Loco Holdings, Inc 130
10,835 (a),(b) European Wax Center, Inc 176
45,885 (a) Everi Holdings, Inc 607
71,540 (a) Expedia Group, Inc 7,374
7,524 (a) First Watch Restaurant Group, Inc 130
45,952 (a) Frontdoor, Inc 1,406
16,841 (a) Full House Resorts, Inc 72
16,169 (a),(b) Global Business Travel Group I 89
7,389 Golden Entertainment, Inc 253
1,473 Graham Holdings Co 859
12,080 (a) Grand Canyon Education, Inc 1,412
70,456 H&R Block, Inc 3,034
34,161 (a) Hilton Grand Vacations, Inc 1,390
128,092 Hilton Worldwide Holdings, Inc 19,237
24,452 Hyatt Hotels Corp 2,594
11,356 (a) Inspired Entertainment, Inc 136
54,564 International Game Technology plc 1,654
12,544 Jack in the Box, Inc 866
44,656 (b) Krispy Kreme, Inc 557
2,885 (a),(b) Kura Sushi USA, Inc 191
167,139 Las Vegas Sands Corp 7,662
62,559 Laureate Education, Inc 882
9,028 (a) LIBERTY MEDIA CORP-LIBERTY-A 288
20,784 (a) Life Time Group Holdings, Inc 316
10,890 (a),(b) Lindblad Expeditions Holdings, Inc 78
121,930 Marriott International, Inc (Class A) 23,967
13,041 Marriott Vacations Worldwide Corp 1,312
356,789 McDonald's Corp 93,992
149,684 MGM Resorts International 5,502
22,276 (a),(b) Mister Car Wash, Inc 123
7,140 Monarch Casino & Resort, Inc 443
22,451 (a),(b) Mondee Holdings, Inc 80
1,387 (b) Nathan's Famous, Inc 98
29,475 (a) Nerdy, Inc 109
8,091 (a) Noodles & Co 20
204,209 (a) Norwegian Cruise Line Holdings Ltd 3,365
29,338 (a) OneSpaWorld Holdings Ltd 329
18,811 Papa John's International, Inc 1,283
85,767 (a) Penn National Gaming, Inc 1,968
46,334 Perdoceo Education Corp 792
45,756 (a) Planet Fitness, Inc 2,250
18,591 (a) PlayAGS, Inc 121
12,559 (a) Portillo's, Inc 193
13,091 (a) Potbelly Corp 102
6,547 RCI Hospitality Holdings, Inc 397
8,020 (a),(b) Red Robin Gourmet Burgers, Inc 64
26,499 Red Rock Resorts, Inc 1,086
47,538 (a),(b) Rover Group, Inc 298
116,622 (a) Royal Caribbean Cruises Ltd 10,746
28,549 (a) Rush Street Interactive, Inc 132
186,641 (a) Sabre Corp 838
45,102 (a) Scientific Games Corp (Class A) 3,217
22,953 (a) SeaWorld Entertainment, Inc 1,062
70,217 Service Corp International 4,012
20,425 (a) Shake Shack, Inc 1,186
42,367 (a) Six Flags Entertainment Corp 996
555,342 Starbucks Corp 50,686
11,328 Strategic Education, Inc 852
13,194 (a) Stride, Inc 594

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
67,428 (a) Super Group SGHC Ltd $ 249
44,740 (a) Sweetgreen, Inc 526
21,327 (a),(b) Target Hospitality Corp 339
35,053 Texas Roadhouse, Inc (Class A) 3,369
29,960 Travel & Leisure Co 1,100
36,983 (a),(b) Udemy, Inc 351
16,593 (a) Universal Technical Institute, Inc 139
20,017 Vail Resorts, Inc 4,442
75,359 Wendy's Co 1,538
16,288 Wingstop, Inc 2,929
26,120 (a) WW International, Inc 289
45,815 Wyndham Hotels & Resorts, Inc 3,186
52,771 Wynn Resorts Ltd 4,877
8,699 (a) Xponential Fitness, Inc 135
135,444 Yum! Brands, Inc 16,922
TOTAL CONSUMER SERVICES 482,690
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
177,508 Albertsons Cos, Inc 4,038
19,849 Andersons, Inc 1,022
68,459 (a) BJ's Wholesale Club Holdings, Inc 4,886
18,360 Casey's General Stores, Inc 4,985
14,374 (a) Chefs' Warehouse, Inc 304
217,177 Costco Wholesale Corp 122,696
109,187 Dollar General Corp 11,552
102,577 (a) Dollar Tree, Inc 10,919
47,990 (a) Grocery Outlet Holding Corp 1,385
21,180 (a) HF Foods Group, Inc 84
7,244 Ingles Markets, Inc (Class A) 546
319,100 Kroger Co 14,280
6,410 Natural Grocers by Vitamin Cottage, Inc 83
71,529 (a) Performance Food Group Co 4,210
14,866 Pricesmart, Inc 1,106
7,101 SpartanNash Co 156
46,984 (a) Sprouts Farmers Market, Inc 2,011
255,327 Sysco Corp 16,864
229,289 Target Corp 25,353
30,449 (a) United Natural Foods, Inc 431
108,028 (a) US Foods Holding Corp 4,289
4,843 Village Super Market (Class A) 110
352,175 Walgreens Boots Alliance, Inc 7,832
703,614 Walmart, Inc 112,529
8,426 (b) Weis Markets, Inc 531
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 352,202
ENERGY - 4.8%
18,289 (a) Amplify Energy Corp 134
183,627 Antero Midstream Corp 2,200
142,450 (a) Antero Resources Corp 3,615
164,451 APA Corp 6,759
7,811 Arch Resources, Inc 1,333
30,298 Archrock, Inc 382
17,877 Ardmore Shipping Corp 233
7,867 (b) Atlas Energy Solutions, Inc 175
504,749 Baker Hughes Co 17,828
36,376 Berry Corp 298
88,444 (a) Borr Drilling Ltd 628
4,788 (a) Bristow Group, Inc 135
366,836 Cabot Oil & Gas Corp 9,923
29,784 Cactus, Inc 1,495
30,263 California Resources Corp 1,695
21,769 (a) Callon Petroleum Co 852

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,171 (a) Centrus Energy Corp $ 293
110,556 ChampionX Corp 3,938
116,546 Cheniere Energy, Inc 19,342
63,038 Chesapeake Energy Corp 5,436
869,840 Chevron Corp 146,672
18,920 Chord Energy Corp 3,066
37,806 (b) Civitas Resources, Inc 3,057
75,896 (a) Clean Energy Fuels Corp 291
51,225 (a) CNX Resources Corp 1,157
7,387 (b) Comstock Resources, Inc 81
596,591 ConocoPhillips 71,472
16,946 CONSOL Energy, Inc 1,778
23,258 Core Laboratories, Inc 558
10,678 Crescent Energy Co 135
11,149 (b) CVR Energy, Inc 379
27,497 Delek US Holdings, Inc 781
20,324 (a) Denbury, Inc 1,992
319,329 Devon Energy Corp 15,232
55,111 DHT Holdings, Inc 568
51,211 (a) Diamond Offshore Drilling, Inc 752
88,232 Diamondback Energy, Inc 13,665
9,586 (a) DMC Global, Inc 235
19,179 Dorian LPG Ltd 551
19,159 (a) Dril-Quip, Inc 540
48,260 DT Midstream, Inc 2,554
7,121 (a) Earthstone Energy, Inc 144
70,957 (a) Encore Energy Corp 231
56,201 (a),(b) Energy Fuels, Inc 462
16,485 (b) Enviva, Inc 123
290,269 EOG Resources, Inc 36,794
179,575 EQT Corp 7,287
223,182 Equitrans Midstream Corp 2,091
15,511 Evolution Petroleum Corp 106
9,511 (b) Excelerate Energy, Inc 162
39,745 (a) Expro Group Holdings NV 923
1,969,947 Exxon Mobil Corp 231,626
14,619 (b) FLEX LNG Ltd 441
5,005 (a) Forum Energy Technologies, Inc 120
106,507 (a),(b) Gevo, Inc 127
42,501 Golar LNG Ltd 1,031
26,945 (a) Green Plains, Inc 811
6,101 (a) Gulfport Energy Operating Corp 724
11,237 (a),(b) Hallador Energy Co 162
447,624 Halliburton Co 18,129
100,808 (a) Helix Energy Solutions Group, Inc 1,126
52,744 Helmerich & Payne, Inc 2,224
138,535 Hess Corp 21,196
74,422 HF Sinclair Corp 4,237
16,438 International Seaways, Inc 740
951,218 Kinder Morgan, Inc 15,771
8,490 (b) Kinetik Holdings, Inc 287
234,852 (a) Kosmos Energy Ltd 1,921
47,915 Liberty Energy, Inc 887
85,538 Magnolia Oil & Gas Corp 1,960
296,202 Marathon Oil Corp 7,923
208,761 Marathon Petroleum Corp 31,594
61,756 Matador Resources Co 3,673
75,569 Murphy Oil Corp 3,427
4,194 (a) Nabors Industries Ltd 516
24,850 (b) New Fortress Energy, Inc 815
63,344 (a) Newpark Resources, Inc 438
15,430 (a),(b) NextDecade Corp 79

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
55,205 Noble Corp plc $ 2,796
68,002 Nordic American Tankers Ltd 280
26,098 Northern Oil and Gas, Inc 1,050
214,007 NOV, Inc 4,473
347,704 Occidental Petroleum Corp 22,559
54,360 (a) Oceaneering International, Inc 1,398
38,178 (a) Oil States International, Inc 320
219,998 ONEOK, Inc 13,954
28,818 (a) Overseas Shipholding Group, Inc 126
115,301 Ovintiv, Inc 5,485
23,180 (a) Par Pacific Holdings, Inc 833
159,529 Patterson-UTI Energy, Inc 2,208
59,487 PBF Energy, Inc 3,184
60,358 Peabody Energy Corp 1,569
98,820 Permian Resources Corp 1,380
226,880 Phillips 66 27,260
116,018 Pioneer Natural Resources Co 26,632
11,921 (a),(b) ProFrac Holding Corp 130
48,018 (a) ProPetro Holding Corp 510
112,319 Range Resources Corp 3,640
51,530 Ranger Energy Services, Inc 731
12,558 (a) Rex American Resources Corp 511
4,815 (b) Riley Exploration Permian, Inc 153
44,313 (a),(b) Ring Energy, Inc 86
42,512 RPC, Inc 380
16,291 SandRidge Energy, Inc 255
700,698 Schlumberger Ltd 40,851
18,385 Scorpio Tankers, Inc 995
12,227 (a),(b) SEACOR Marine Holdings, Inc 170
24,929 (a) Seadrill Ltd 1,117
6,869 Select Water Solutions, Inc 55
45,041 SFL Corp Ltd 502
6,017 (a),(b) SilverBow Resources, Inc 215
33,204 Sitio Royalties Corp 804
63,633 SM Energy Co 2,523
6,855 Solaris Oilfield Infrastructure, Inc 73
541,965 (a) Southwestern Energy Co 3,496
55,355 (a) Talos Energy, Inc 910
114,858 Targa Resources Corp 9,846
218,592 TechnipFMC plc 4,446
35,750 (a) Teekay Corp 221
11,719 Teekay Tankers Ltd 488
763,744 (a),(b) Tellurian, Inc 886
66,939 (a) Tetra Technologies, Inc 427
2,915 Texas Pacific Land Corp 5,316
25,843 (a) Tidewater, Inc 1,837
225,817 (a),(b) Uranium Energy Corp 1,163
37,988 (a) US Silica Holdings, Inc 533
29,976 Vaalco Energy, Inc 132
31,352 (a) Valaris Ltd 2,351
173,302 Valero Energy Corp 24,559
27,727 (a),(b) Vertex Energy, Inc 123
6,863 (a) Vital Energy, Inc 380
13,021 Vitesse Energy, Inc 298
14,396 (a) W&T Offshore, Inc 63
36,238 (a) Weatherford International plc 3,273
592,514 Williams Cos, Inc 19,962
29,960 World Fuel Services Corp 672
TOTAL ENERGY 993,108
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
1,329 Alexander's, Inc 242

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,783 Alpine Income Property Trust, Inc $ 111
73,193 (a) Apartment Investment and Management Co 498
92,621 Brandywine Realty Trust 421
6,068 BRT Apartments Corp 105
9,060 Centerspace 546
21,833 City Office REIT, Inc 93
10,462 Clipper Realty, Inc 54
61,652 Corporate Office Properties Trust 1,469
11,994 (b) CTO Realty Growth, Inc 194
136,618 (b) Diversified Healthcare Trust 265
46,730 (b) Easterly Government Properties, Inc 534
82,308 Empire State Realty Trust, Inc 662
43,426 Equity Commonwealth 798
19,962 (b) Farmland Partners, Inc 205
18,198 Getty Realty Corp 505
11,325 (b) Gladstone Land Corp 161
30,930 Global Medical REIT, Inc 277
90,865 Global Net Lease, Inc 873
46,362 Highwoods Properties, Inc 956
34,736 InvenTrust Properties Corp 827
64,898 (b) JBG SMITH Properties 938
19,960 LTC Properties, Inc 641
9,876 National Health Investors, Inc 507
15,030 (b) NexPoint Diversified Real Estate Trust 131
12,730 (b) NexPoint Residential Trust, Inc 410
23,677 Office Properties Income Trust 97
9,166 One Liberty Properties, Inc 173
29,999 Orion Office REIT, Inc 156
76,197 Outfront Media, Inc 770
101,864 Paramount Group, Inc 471
14,178 (b) Peakstone Realty Trust 236
71,223 (b) Pebblebrook Hotel Trust 968
59,852 (b) Phillips Edison & Co, Inc 2,007
107,460 Physicians Realty Trust 1,310
9,072 (b) Postal Realty Trust, Inc 122
63,462 Retail Opportunity Investments Corp 786
6,451 (b) Saul Centers, Inc 228
162,250 UDR, Inc 5,787
121,658 Uniti Group, Inc 574
2,401 Universal Health Realty Income Trust 97
70,770 Urban Edge Properties 1,080
25,132 Whitestone REIT 242
95,747 WP Carey, Inc 5,178
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 32,705
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
46,252 Acadia Realty Trust 664
45,529 Agree Realty Corp 2,515
47,563 Alexander & Baldwin, Inc 796
83,569 Alexandria Real Estate Equities, Inc 8,365
28,646 American Assets Trust, Inc 557
165,609 American Homes 4 Rent 5,579
229,892 American Tower Corp 37,806
133,721 Americold Realty Trust, Inc 4,066
74,495 Apartment Income REIT Corp 2,287
106,401 Apple Hospitality REIT, Inc 1,632
31,681 Armada Hoffler Properties, Inc 324
69,587 AvalonBay Communities, Inc 11,951
81,787 Boston Properties, Inc 4,865
35,081 Braemar Hotels & Resorts, Inc 97
132,744 Brixmor Property Group, Inc 2,758
77,650 Broadstone Net Lease, Inc 1,110

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
52,715 Camden Property Trust $ 4,986
50,740 CareTrust REIT, Inc 1,040
13,650 CBL & Associates Properties, Inc 286
28,285 Chatham Lodging Trust 271
9,586 Community Healthcare Trust, Inc 285
84,914 Cousins Properties, Inc 1,730
218,330 Crown Castle, Inc 20,093
110,271 CubeSmart 4,205
114,160 DiamondRock Hospitality Co 917
146,702 Digital Realty Trust, Inc 17,754
91,371 (b) Douglas Emmett, Inc 1,166
21,698 EastGroup Properties, Inc 3,613
36,844 EPR Properties 1,531
46,203 Equinix, Inc 33,555
91,603 Equity Lifestyle Properties, Inc 5,836
180,687 Equity Residential 10,608
63,885 Essential Properties Realty Trust, Inc 1,382
31,793 Essex Property Trust, Inc 6,743
104,107 Extra Space Storage, Inc 12,657
39,750 Federal Realty Investment Trust 3,603
67,202 First Industrial Realty Trust, Inc 3,198
41,086 Four Corners Property Trust, Inc 912
119,848 Gaming and Leisure Properties, Inc 5,459
17,811 (b) Gladstone Commercial Corp 217
202,313 Healthcare Realty Trust, Inc 3,089
279,927 Healthpeak Properties, Inc 5,139
27,708 Hersha Hospitality Trust 273
327,100 Host Marriott Corp 5,257
16,878 (a) Howard Hughes Holdings, Inc 1,251
80,595 Hudson Pacific Properties, Inc 536
115,925 Independence Realty Trust, Inc 1,631
12,344 Innovative Industrial Properties, Inc 934
307,088 Invitation Homes, Inc 9,732
135,732 Iron Mountain, Inc 8,069
63,758 Kilroy Realty Corp 2,015
300,353 Kimco Realty Corp 5,283
118,460 Kite Realty Group Trust 2,537
37,540 Lamar Advertising Co 3,133
144,484 Lexington Realty Trust 1,286
107,859 Macerich Co 1,177
47,939 Mack-Cali Realty Corp 791
283,531 (b) Medical Properties Trust, Inc 1,545
56,954 Mid-America Apartment Communities, Inc 7,327
83,905 National Retail Properties, Inc 2,965
38,309 National Storage Affiliates Trust 1,216
21,654 NETSTREIT Corp 337
108,572 Omega Healthcare Investors, Inc 3,600
84,337 Park Hotels & Resorts, Inc 1,039
36,714 Piedmont Office Realty Trust, Inc 206
13,733 Plymouth Industrial REIT, Inc 288
40,727 PotlatchDeltic Corp 1,849
450,936 Prologis, Inc 50,600
78,080 Public Storage, Inc 20,576
75,814 Rayonier, Inc 2,158
329,347 Realty Income Corp 16,448
91,859 Regency Centers Corp 5,460
98,830 Rexford Industrial Realty, Inc 4,877
92,471 RLJ Lodging Trust 905
57,913 RPT Realty 612
28,461 Ryman Hospitality Properties, Inc 2,370
116,469 Sabra Health Care REIT, Inc 1,624
16,656 Safehold, Inc 296

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
52,759 SBA Communications Corp $ 10,561
19,689 Service Properties Trust 151
158,988 Simon Property Group, Inc 17,175
103,764 SITE Centers Corp 1,279
38,202 (b) SL Green Realty Corp 1,425
62,949 Spirit Realty Capital, Inc 2,111
84,224 STAG Industrial, Inc 2,907
73,018 Summit Hotel Properties, Inc 424
60,721 Sun Communities, Inc 7,186
117,301 Sunstone Hotel Investors, Inc 1,097
54,135 Tanger Factory Outlet Centers, Inc 1,223
35,329 Terreno Realty Corp 2,007
20,169 UMH Properties, Inc 283
205,950 Ventas, Inc 8,677
487,538 VICI Properties, Inc 14,187
96,380 Vornado Realty Trust 2,186
46,196 Washington REIT 630
247,635 (c) Welltower, Inc 20,286
348,827 Weyerhaeuser Co 10,695
62,184 Xenia Hotels & Resorts, Inc 733
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 511,073
FINANCIAL SERVICES - 7.7%
8,101 (b) AFC Gamma, Inc 95
17,614 Affiliated Managers Group, Inc 2,296
110,488 (a),(b) Affirm Holdings, Inc 2,350
247,438 (b) AGNC Investment Corp 2,336
8,948 Alerus Financial Corp 163
148,401 Ally Financial, Inc 3,959
9,522 A-Mark Precious Metals, Inc 279
287,901 American Express Co 42,952
50,400 Ameriprise Financial, Inc 16,616
239,553 Annaly Capital Management, Inc 4,506
68,911 Apollo Commercial Real Estate Finance, Inc 698
251,930 Apollo Global Management, Inc 22,613
61,262 (b) Arbor Realty Trust, Inc 930
22,112 (b) Ares Commercial Real Estate Corp 211
78,238 Ares Management Corp 8,048
26,163 (b) ARMOUR Residential REIT, Inc 111
32,135 Artisan Partners Asset Management, Inc 1,202
8,796 (a) AssetMark Financial Holdings, Inc 221
2,420 (a) Atlanticus Holdings Corp 73
30,473 (a) Avantax, Inc 780
75,147 (a) AvidXchange Holdings, Inc 712
10,240 (b) B Riley Financial, Inc 420
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 48
378,094 Bank of New York Mellon Corp 16,126
898,702 (a) Berkshire Hathaway, Inc 314,815
166,153 BGC Group, Inc 877
73,367 BlackRock, Inc 47,431
87,301 (b) Blackstone Mortgage Trust, Inc 1,899
347,426 Blackstone, Inc 37,223
267,045 (a) Block, Inc 11,819
207,831 Blue Owl Capital, Inc 2,693
27,328 Bread Financial Holdings, Inc 935
23,450 Brightsphere Investment Group, Inc 455
46,061 BrightSpire Capital, Inc 288
48,331 (a) Cannae Holdings, Inc 901
31,787 (a) Cantaloupe, Inc 199
188,945 Capital One Financial Corp 18,337
106,775 Carlyle Group, Inc 3,220
10,596 Cass Information Systems, Inc 395

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
49,547 Cboe Global Markets, Inc $ 7,740
728,312 Charles Schwab Corp 39,984
7,850 (b) Chicago Atlantic Real Estate Finance, Inc 116
121,929 Chimera Investment Corp 666
47,158 Claros Mortgage Trust, Inc 523
175,714 CME Group, Inc 35,181
15,440 Cohen & Steers, Inc 968
79,947 (a) Coinbase Global, Inc 6,002
31,056 (b) Compass Diversified Trust 583
73,412 Corebridge Financial, Inc 1,450
3,577 (a),(b) Credit Acceptance Corp 1,646
2,179 Diamond Hill Investment Group, Inc 367
120,676 Discover Financial Services 10,454
19,156 (a) Donnelley Financial Solutions, Inc 1,078
11,107 Dynex Capital, Inc 133
17,423 (b) Ellington Financial, Inc 217
15,393 Enact Holdings, Inc 419
10,179 (a) Encore Capital Group, Inc 486
14,291 (a) Enova International, Inc 727
175,999 Equitable Holdings, Inc 4,997
51,962 Essent Group Ltd 2,457
22,022 (a) Euronet Worldwide, Inc 1,748
18,622 Evercore Partners, Inc (Class A) 2,568
31,074 EVERTEC, Inc 1,155
18,222 Factset Research Systems, Inc 7,968
4,507 Federal Agricultural Mortgage Corp (FAMC) 695
295,001 Fidelity National Information Services, Inc 16,305
17,545 FirstCash Holdings, Inc 1,761
301,368 (a) Fiserv, Inc 34,043
33,596 (a) FleetCor Technologies, Inc 8,578
47,493 (a) Flywire Corp 1,515
55,325 (a),(b) Forge Global Holdings, Inc 112
23,368 Franklin BSP Realty Trust, Inc 309
145,793 Franklin Resources, Inc 3,584
23,172 (b) GCM Grosvenor, Inc 180
125,247 Global Payments, Inc 14,452
158,734 Goldman Sachs Group, Inc 51,362
31,227 Granite Point Mortgage Trust, Inc 152
33,057 (a) Green Dot Corp 460
18,233 Hamilton Lane, Inc 1,649
41,845 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 887
25,893 Houlihan Lokey, Inc 2,774
9,245 (a) I3 Verticals, Inc 195
49,742 Interactive Brokers Group, Inc (Class A) 4,306
278,274 Intercontinental Exchange, Inc 30,616
13,645 (a) International Money Express, Inc 231
183,237 Invesco Ltd 2,661
10,073 (b) Invesco Mortgage Capital, Inc 101
37,546 Jack Henry & Associates, Inc 5,675
38,721 Jackson Financial, Inc 1,480
66,557 Janus Henderson Group plc 1,719
88,592 Jefferies Financial Group, Inc 3,245
311,527 KKR & Co, Inc 19,190
17,625 KKR Real Estate Finance Trust, Inc 209
49,932 Ladder Capital Corp 512
54,468 Lazard Ltd (Class A) 1,689
42,896 (a) LendingClub Corp 262
6,343 (a) LendingTree, Inc 98
38,862 LPL Financial Holdings, Inc 9,236
18,723 MarketAxess Holdings, Inc 4,000
222,577 (a) Marqeta, Inc 1,331
411,357 Mastercard, Inc (Class A) 162,860

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,062 Merchants Bancorp $ 223
46,018 MFA Financial, Inc 442
136,986 MGIC Investment Corp 2,286
33,380 Moelis & Co 1,506
77,704 Moody's Corp 24,568
591,542 Morgan Stanley 48,311
12,847 Morningstar, Inc 3,009
37,224 (a) Mr Cooper Group, Inc 1,994
38,535 MSCI, Inc (Class A) 19,772
173,507 Nasdaq Stock Market, Inc 8,431
35,663 Navient Corp 614
3,424 Nelnet, Inc (Class A) 306
13,129 (a),(b) NerdWallet, Inc 117
18,284 New York Mortgage Trust, Inc 155
11,601 (b) NewtekOne, Inc 171
38,864 (a) NMI Holdings, Inc 1,053
102,028 Northern Trust Corp 7,089
3,281 (a) Ocwen Financial Corp 85
52,599 OneMain Holdings, Inc 2,109
56,898 (a) Open Lending Corp 417
4,738 (b) Orchid Island Capital, Inc 40
21,454 P10, Inc 250
98,142 (a) Pagseguro Digital Ltd 845
26,821 Patria Investments Ltd 391
110,964 (a) Payoneer Global, Inc 679
549,339 (a) PayPal Holdings, Inc 32,114
18,818 (a) Paysafe Ltd 226
9,684 PennyMac Financial Services, Inc 645
47,765 (b) PennyMac Mortgage Investment Trust 592
23,862 Perella Weinberg Partners 243
10,272 Piper Jaffray Cos 1,493
13,025 (b) PJT Partners, Inc 1,035
24,781 (a) PRA Group, Inc 476
17,833 (a) PROG Holdings, Inc 592
73,149 Radian Group, Inc 1,837
95,906 Raymond James Financial, Inc 9,632
79,027 (b) Ready Capital Corp 799
49,700 (b) Redwood Trust, Inc 354
8,577 Regional Management Corp 237
68,799 (a) Remitly Global, Inc 1,735
42,004 (a) Repay Holdings Corp 319
175,369 Rithm Capital Corp 1,629
330,896 (a) Robinhood Markets, Inc 3,246
74,318 (a),(b) Rocket Cos, Inc 608
156,669 S&P Global, Inc 57,248
10,879 Sculptor Capital Management, Inc 126
50,003 SEI Investments Co 3,012
23,585 (a) Shift4 Payments, Inc 1,306
4,705 Silvercrest Asset Management Group, Inc 75
126,744 SLM Corp 1,726
457,564 (a),(b) SoFi Technologies, Inc 3,656
5,909 (a),(b) Star Holdings 74
137,605 (b) Starwood Property Trust, Inc 2,663
156,571 State Street Corp 10,484
20,369 StepStone Group, Inc 643
56,036 Stifel Financial Corp 3,443
120,616 (a) StoneCo Ltd 1,287
11,369 (a) StoneX Group, Inc 1,102
204,642 Synchrony Financial 6,256
107,019 T Rowe Price Group, Inc 11,223
34,383 TFS Financial Corp 406
176,704 (a) Toast, Inc 3,310

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
32,761 TPG RE Finance Trust, Inc $ 220
31,933 (b) TPG, Inc 962
52,338 Tradeweb Markets, Inc 4,198
37,367 Two Harbors Investment Corp 495
37,848 (a),(b) Upstart Holdings, Inc 1,080
23,393 (b) UWM Holdings Corp 113
8,459 Victory Capital Holdings, Inc 282
51,259 Virtu Financial, Inc 885
2,751 Virtus Investment Partners, Inc 556
794,808 Visa, Inc (Class A) 182,814
48,558 Voya Financial, Inc 3,227
12,277 Walker & Dunlop, Inc 911
19,189 Waterstone Financial, Inc 210
198,450 Western Union Co 2,616
20,819 (a) WEX, Inc 3,916
84,317 (b) WisdomTree, Inc 590
2,399 (a),(b) World Acceptance Corp 305
165,480 XP, Inc 3,814
TOTAL FINANCIAL SERVICES 1,585,208
FOOD, BEVERAGE & TOBACCO - 2.9%
3,213 Alico, Inc 80
875,825 Altria Group, Inc 36,828
264,579 Archer-Daniels-Midland Co 19,955
34,958 (b) B&G Foods, Inc (Class A) 346
87,744 (a),(b) Benson Hill, Inc 29
31,483 (a),(b) Beyond Meat, Inc 303
5,121 (a) Boston Beer Co, Inc (Class A) 1,995
13,162 (a),(b) BRC, Inc 47
25,010 Brown-Forman Corp (Class A) 1,453
91,961 Brown-Forman Corp (Class B) 5,305
70,268 Bunge Ltd 7,607
11,455 Calavo Growers, Inc 289
22,629 Cal-Maine Foods, Inc 1,096
94,499 Campbell Soup Co 3,882
25,258 (a) Celsius Holdings, Inc 4,334
1,907,170 Coca-Cola Co 106,763
2,566 Coca-Cola Consolidated Inc 1,633
225,066 ConAgra Brands, Inc 6,171
78,361 Constellation Brands, Inc (Class A) 19,694
81,644 (a) Darling International, Inc 4,262
35,454 (b) Dole plc 411
11,007 (a) Duckhorn Portfolio, Inc 113
85,884 Flowers Foods, Inc 1,905
20,613 Fresh Del Monte Produce, Inc 533
23,047 (a) Freshpet, Inc 1,518
290,625 General Mills, Inc 18,597
46,022 (a) Hain Celestial Group, Inc 477
72,018 Hershey Co 14,409
143,109 Hormel Foods Corp 5,442
71,472 (a) Hostess Brands, Inc 2,381
32,682 Ingredion, Inc 3,216
8,046 J&J Snack Foods Corp 1,317
51,061 J.M. Smucker Co 6,276
5,780 John B Sanfilippo & Son, Inc 571
118,743 Kellogg Co 7,066
474,896 Keurig Dr Pepper, Inc 14,992
381,992 Kraft Heinz Co 12,850
66,946 Lamb Weston Holdings, Inc 6,190
10,268 Lancaster Colony Corp 1,695
8,891 (b) Limoneira Co 136
123,083 McCormick & Co, Inc 9,310

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,193 MGP Ingredients, Inc $ 970
20,226 (a) Mission Produce, Inc 196
90,373 Molson Coors Brewing Co (Class B) 5,747
668,920 Mondelez International, Inc 46,423
359,383 (a) Monster Beverage Corp 19,029
12,819 (a) National Beverage Corp 603
676,602 PepsiCo, Inc 114,643
763,589 Philip Morris International, Inc 70,693
24,393 (a) Pilgrim's Pride Corp 557
27,833 (a) Post Holdings, Inc 2,386
92,946 Primo Water Corp 1,283
127 Seaboard Corp 477
5,451 (a) Seneca Foods Corp 293
46,457 (a) Simply Good Foods Co 1,604
14,597 (a) Sovos Brands, Inc 329
50,062 (a) SunOpta, Inc 169
29,630 (a) TreeHouse Foods, Inc 1,291
4,760 Turning Point Brands, Inc 110
140,077 Tyson Foods, Inc (Class A) 7,073
11,870 Universal Corp 560
32,173 (b) Utz Brands, Inc 432
78,380 Vector Group Ltd 834
14,289 (a) Vita Coco Co, Inc 372
13,394 (a) Vital Farms, Inc 155
14,287 (a),(b) Westrock Coffee Co 127
TOTAL FOOD, BEVERAGE & TOBACCO 607,833
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
88,085 (a),(b) 23andMe Holding Co 86
850,713 Abbott Laboratories 82,392
48,576 (a) Acadia Healthcare Co, Inc 3,415
27,471 (a) Accolade, Inc 291
46,624 (a),(b) Accuray, Inc 127
42,027 (a) AdaptHealth Corp 382
8,397 (a) Addus HomeCare Corp 715
12,333 (a) Agiliti, Inc 80
137,773 (a),(b) agilon health, Inc 2,447
38,052 (a) Align Technology, Inc 11,618
14,356 (a) Alignment Healthcare, Inc 100
51,829 (a) Allscripts Healthcare Solutions, Inc 681
31,277 (a) Alphatec Holdings, Inc 406
17,538 (a) Amedisys, Inc 1,638
106,234 (a) American Well Corp 124
79,426 AmerisourceBergen Corp 14,294
20,081 (a) AMN Healthcare Services, Inc 1,710
26,107 (a) Angiodynamics, Inc 191
16,786 (a),(b) Apollo Medical Holdings, Inc 518
22,609 (a) AtriCure, Inc 990
1,019 Atrion Corp 421
26,266 (a) Avanos Medical, Inc 531
21,058 (a),(b) Aveanna Healthcare Holdings, Inc 25
18,090 (a) Axogen, Inc 90
22,714 (a) Axonics, Inc 1,275
252,024 Baxter International, Inc 9,511
138,929 Becton Dickinson & Co 35,917
703,143 (a) Boston Scientific Corp 37,126
100,981 (a) Brookdale Senior Living, Inc 418
98,379 (a),(b) Butterfly Network, Inc 116
126,195 Cardinal Health, Inc 10,956
11,625 (a) Castle Biosciences, Inc 196
267,251 (a) Centene Corp 18,408
50,223 (a) Certara, Inc 730

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
71,510 (a) Cerus Corp $ 116
6,630 Chemed Corp 3,446
145,607 Cigna Group 41,654
8,700 (a) Computer Programs & Systems, Inc 139
15,846 Conmed Corp 1,598
22,768 Cooper Cos, Inc 7,240
4,814 (a) Corvel Corp 947
25,224 (a) Cross Country Healthcare, Inc 625
23,064 (a) CryoLife, Inc 350
10,004 (a),(b) Cutera, Inc 60
638,783 CVS Health Corp 44,600
24,791 (a) DaVita, Inc 2,343
10,656 (a) Definitive Healthcare Corp 85
106,534 Dentsply Sirona, Inc 3,639
191,265 (a) DexCom, Inc 17,845
41,284 (a) DocGo, Inc 220
49,456 (a) Doximity, Inc 1,049
291,345 (a) Edwards Lifesciences Corp 20,184
116,505 Elevance Health, Inc 50,729
30,207 Embecta Corp 455
44,802 Encompass Health Corp 3,009
27,101 (a) Enhabit, Inc 305
21,428 (a) Enovis Corp 1,130
28,674 Ensign Group, Inc 2,665
79,184 (a) Envista Holdings Corp 2,208
45,708 (a) Evolent Health, Inc 1,245
65,385 (a),(b) Figs, Inc 386
11,072 (a) Fulgent Genetics, Inc 296
194,324 GE HealthCare Technologies, Inc 13,222
24,523 (a) Glaukos Corp 1,845
57,262 (a) Globus Medical, Inc 2,843
49,332 (a) Guardant Health, Inc 1,462
24,773 (a) Haemonetics Corp 2,219
99,540 HCA, Inc 24,485
24,393 (a) Health Catalyst, Inc 247
42,554 (a) HealthEquity, Inc 3,109
18,780 HealthStream, Inc 405
64,969 (a) Henry Schein, Inc 4,824
62,220 (a) Hims & Hers Health, Inc 391
119,793 (a) Hologic, Inc 8,314
61,496 Humana, Inc 29,919
10,885 (a) ICU Medical, Inc 1,295
40,842 (a) IDEXX Laboratories, Inc 17,859
24,734 (a) Inari Medical, Inc 1,618
9,354 (a),(b) InfuSystem Holdings, Inc 90
38,335 (a) Inmode Ltd 1,168
10,000 (a),(b) Innovage Holding Corp 60
12,244 (a) Inogen, Inc 64
13,280 (a) Inspire Medical Systems, Inc 2,635
34,390 (a) Insulet Corp 5,485
17,928 (a) Integer Holdings Corp 1,406
30,442 (a) Integra LifeSciences Holdings Corp 1,163
172,021 (a) Intuitive Surgical, Inc 50,280
3,653 iRadimed Corp 162
16,105 (a) iRhythm Technologies, Inc 1,518
7,427 (a) Joint Corp 67
42,144 Laboratory Corp of America Holdings 8,473
34,223 (a) Lantheus Holdings, Inc 2,378
9,523 LeMaitre Vascular, Inc 519
25,006 (a),(b) LifeStance Health Group, Inc 172
26,810 (a) LivaNova plc 1,418
24,240 (a) Masimo Corp 2,125

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
66,425 McKesson Corp $ 28,885
654,516 Medtronic plc 51,288
28,011 (a) Merit Medical Systems, Inc 1,933
2,255 Mesa Laboratories, Inc 237
6,780 (a) ModivCare, Inc 214
28,118 (a) Molina Healthcare, Inc 9,220
187,715 (a),(b) Multiplan Corp 315
21,550 (a),(b) Nano-X Imaging Ltd 141
2,600 National Healthcare Corp 166
5,598 National Research Corp 248
110,527 (a) Neogen Corp 2,049
58,635 (a) NeoGenomics, Inc 721
19,942 (a) Nevro Corp 383
37,773 (a) NextGen Healthcare, Inc 896
56,233 (a) Novocure Ltd 908
23,061 (a) Omnicell, Inc 1,039
238,337 (a),(b) Opko Health, Inc 381
8,440 (a) OptimizeRx Corp 66
80,646 (a) Option Care Health, Inc 2,609
40,487 (a) OraSure Technologies, Inc 240
18,671 (a) Orthofix Medical, Inc 240
5,177 (a) OrthoPediatrics Corp 166
24,964 (a) Outset Medical, Inc 272
31,294 (a) Owens & Minor, Inc 506
23,637 (a) Paragon 28, Inc 297
44,685 Patterson Cos, Inc 1,324
43,753 (a) Pediatrix Medical Group, Inc 556
17,723 (a) Pennant Group, Inc 197
17,918 (a) Penumbra, Inc 4,335
14,406 (a) PetIQ, Inc 284
20,801 (a) Phreesia, Inc 389
56,653 Premier, Inc 1,218
32,525 (a),(b) Privia Health Group, Inc 748
13,124 (a),(b) PROCEPT BioRobotics Corp 431
34,423 (a) Progyny, Inc 1,171
72,154 (a) Project Roadrunner Parent, Inc 1,087
13,858 (a) Pulmonx Corp 143
54,552 Quest Diagnostics, Inc 6,648
26,154 (a) QuidelOrtho Corp 1,910
20,774 (a) Quipt Home Medical Corp 106
25,914 (a) RadNet, Inc 731
70,741 Resmed, Inc 10,460
10,559 (a) RxSight, Inc 294
24,729 (a) Schrodinger, Inc 699
60,301 Select Medical Holdings Corp 1,524
150,613 (a),(b) Sharecare, Inc 142
18,412 (a) Shockwave Medical, Inc 3,666
17,531 (a) SI-BONE, Inc 372
18,916 (a),(b) Silk Road Medical, Inc 284
7,680 Simulations Plus, Inc 320
26,141 (a) STAAR Surgical Co 1,050
48,388 STERIS plc 10,617
173,665 Stryker Corp 47,457
33,599 (a) Surgery Partners, Inc 983
10,275 (a),(b) SurModics, Inc 330
10,460 (a) Tactile Systems Technology, Inc 147
35,006 (a) Tandem Diabetes Care, Inc 727
8,220 (a),(b) Tela Bio, Inc 66
80,556 (a) Teladoc Health, Inc 1,498
23,691 Teleflex, Inc 4,653
53,386 (a) Tenet Healthcare Corp 3,518
11,786 (a),(b) TransMedics Group, Inc 645

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,415 (a) Treace Medical Concepts, Inc $ 294
4,630 (a) UFP Technologies, Inc 748
456,276 UnitedHealth Group, Inc 230,050
29,977 Universal Health Services, Inc (Class B) 3,769
6,975 US Physical Therapy, Inc 640
2,349 Utah Medical Products, Inc 202
27,229 (a) Varex Imaging Corp 512
71,525 (a) Veeva Systems, Inc 14,552
27,942 (a),(b) Vicarious Surgical, Inc 16
17,155 (a),(b) Viemed Healthcare, Inc 115
104,652 Zimmer Biomet Holdings, Inc 11,744
12,899 (a) Zimvie, Inc 121
10,840 (a),(b) Zynex, Inc 87
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,116,733
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
46,991 (a),(b) Beauty Health Co 283
66,090 (a) BellRing Brands, Inc 2,725
7,431 (a) Central Garden & Pet Co 328
22,079 (a) Central Garden and Pet Co (Class A) 885
118,723 Church & Dwight Co, Inc 10,879
61,531 Clorox Co 8,064
399,427 Colgate-Palmolive Co 28,403
159,439 (a) Coty, Inc 1,749
29,639 Edgewell Personal Care Co 1,096
24,917 (a) elf Beauty, Inc 2,737
34,187 Energizer Holdings, Inc 1,095
116,171 Estee Lauder Cos (Class A) 16,793
58,982 (a) Herbalife Ltd 825
9,082 Inter Parfums, Inc 1,220
852,014 Kenvue, Inc 17,109
162,384 Kimberly-Clark Corp 19,624
6,191 Medifast, Inc 463
5,868 (a) Nature's Sunshine Products, Inc 97
27,121 Nu Skin Enterprises, Inc (Class A) 575
2,434 Oil-Dri Corp of America 150
43,357 (a) Olaplex Holdings, Inc 85
1,159,723 Procter & Gamble Co 169,157
28,002 Reynolds Consumer Products, Inc 718
21,541 Spectrum Brands Holdings, Inc 1,688
8,349 (a) USANA Health Sciences, Inc 489
10,102 (a),(b) Waldencast plc 95
7,178 WD-40 Co 1,459
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 288,791
INSURANCE - 2.3%
299,869 Aflac, Inc 23,015
130,762 Allstate Corp 14,568
32,424 (a) AMBAC Financial Group, Inc 391
30,850 American Equity Investment Life Holding Co 1,655
34,605 American Financial Group, Inc 3,864
365,839 American International Group, Inc 22,170
13,468 Amerisafe, Inc 674
98,742 Aon plc 32,014
178,169 (a) Arch Capital Group Ltd 14,202
17,301 Argo Group International Holdings Ltd 516
27,795 (b) Assurant, Inc 3,991
28,366 Assured Guaranty Ltd 1,717
27,757 Axis Capital Holdings Ltd 1,565
25,977 (a) Brighthouse Financial, Inc 1,271
117,798 Brown & Brown, Inc 8,227
25,189 (a) BRP Group, Inc 585

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
202,689 Chubb Ltd $ 42,196
74,945 Cincinnati Financial Corp 7,666
2,717 CNA Financial Corp 107
66,761 CNO Financial Group, Inc 1,584
7,812 Donegal Group, Inc (Class A) 111
15,165 (a) eHealth, Inc 112
6,714 Employers Holdings, Inc 268
4,741 (a) Enstar Group Ltd 1,147
21,082 Everest Re Group Ltd 7,836
9,274 F&G Annuities & Life, Inc 260
120,728 Fidelity National Financial, Inc 4,986
52,851 First American Financial Corp 2,986
102,609 Gallagher (Arthur J.) & Co 23,388
184,221 (a) Genworth Financial, Inc (Class A) 1,080
41,690 Globe Life, Inc 4,533
9,663 (a) Goosehead Insurance, Inc 720
20,683 (a) Greenlight Capital Re Ltd (Class A) 222
17,079 Hanover Insurance Group, Inc 1,895
145,152 Hartford Financial Services Group, Inc 10,293
3,092 (b) HCI Group, Inc 168
5,219 (a),(b) Hippo Holdings, Inc 42
22,775 Horace Mann Educators Corp 669
1,119 Investors Title Co 166
19,526 James River Group Holdings Ltd 300
33,482 Kemper Corp 1,407
10,502 Kinsale Capital Group, Inc 4,349
20,988 (a),(b) Lemonade, Inc 244
87,713 Lincoln National Corp 2,166
91,651 Loews Corp 5,802
46,136 (a),(b) Maiden Holdings Ltd 81
6,672 (a) Markel Corp 9,824
241,962 Marsh & McLennan Cos, Inc 46,045
26,174 (a) MBIA, Inc 189
12,675 Mercury General Corp 355
322,462 Metlife, Inc 20,286
1,551 National Western Life Group, Inc 679
7,308 (a) NI Holdings, Inc 94
111,944 Old Republic International Corp 3,016
60,575 (a) Oscar Health, Inc 337
13,408 (a) Palomar Holdings, Inc 680
18,445 Primerica, Inc 3,579
120,318 Principal Financial Group 8,671
37,307 ProAssurance Corp 705
287,478 Progressive Corp 40,046
186,200 Prudential Financial, Inc 17,669
29,828 Reinsurance Group of America, Inc (Class A) 4,331
24,465 RenaissanceRe Holdings Ltd 4,842
20,019 RLI Corp 2,720
42,415 (a) Ryan Specialty Holdings, Inc 2,053
4,020 Safety Insurance Group, Inc 274
32,431 Selective Insurance Group, Inc 3,346
8,398 (a) SiriusPoint Ltd 85
5,293 (a) Skyward Specialty Insurance Group, Inc 145
15,315 Stewart Information Services Corp 671
22,143 Tiptree, Inc 371
114,898 Travelers Cos, Inc 18,764
20,838 (a),(b) Trupanion, Inc 588
16,104 United Fire Group, Inc 318
22,402 Universal Insurance Holdings, Inc 314
99,041 Unum Group 4,872
101,609 W.R. Berkley Corp 6,451
1,280 White Mountains Insurance Group Ltd 1,915

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
53,031 Willis Towers Watson plc $ 11,081
TOTAL INSURANCE 472,525
MATERIALS - 2.7%
16,560 (a),(b) 5E Advanced Materials, Inc 37
14,906 AdvanSix, Inc 463
108,588 Air Products & Chemicals, Inc 30,774
56,068 Albemarle Corp 9,534
99,055 Alcoa Corp 2,879
58,071 (a) Allegheny Technologies, Inc 2,390
5,106 Alpha Metallurgical Resources, Inc 1,326
726,379 Amcor plc 6,654
20,501 American Vanguard Corp 224
30,628 Aptargroup, Inc 3,830
13,288 (a),(d) Ardagh Group S.A. 57
74,922 (b) Ardagh Metal Packaging S.A. 235
26,123 Ashland, Inc 2,134
11,564 (a) Aspen Aerogels, Inc 100
41,051 Avery Dennison Corp 7,499
49,682 Avient Corp 1,755
113,646 (a) Axalta Coating Systems Ltd 3,057
15,070 Balchem Corp 1,869
153,554 Ball Corp 7,644
56,523 Berry Global Group, Inc 3,499
23,466 Cabot Corp 1,626
8,054 (b) Caledonia Mining Corp plc 79
25,997 Carpenter Technology Corp 1,747
47,153 Celanese Corp (Series A) 5,919
12,437 (a) Century Aluminum Co 89
93,988 CF Industries Holdings, Inc 8,059
5,158 Chase Corp 656
59,993 Chemours Co 1,683
11,678 (a) Clearwater Paper Corp 423
267,350 (a) Cleveland-Cliffs, Inc 4,179
119,550 (a) Coeur Mining, Inc 265
53,154 Commercial Metals Co 2,626
20,319 Compass Minerals International, Inc 568
66,991 (a) Constellium SE 1,219
356,387 Corteva, Inc 18,233
52,888 Crown Holdings, Inc 4,680
36,022 (a),(b) Danimer Scientific, Inc 75
352,447 Dow, Inc 18,172
223,358 DuPont de Nemours, Inc 16,660
16,817 Eagle Materials, Inc 2,800
60,013 Eastman Chemical Co 4,604
122,433 Ecolab, Inc 20,740
20,162 (a) Ecovyst, Inc 198
92,641 Element Solutions, Inc 1,817
64,363 FMC Corp 4,310
703,520 Freeport-McMoRan, Inc (Class B) 26,234
17,819 FutureFuel Corp 128
768,616 (a),(b) Ginkgo Bioworks Holdings, Inc 1,391
32,454 (b) Glatfelter Corp 65
145,764 Graphic Packaging Holding Co 3,248
14,075 Greif, Inc (Class A) 940
3,993 Greif, Inc (Class B) 266
22,652 H.B. Fuller Co 1,554
15,846 Hawkins, Inc 933
9,402 Haynes International, Inc 437
290,099 Hecla Mining Co 1,134
85,574 Huntsman Corp 2,088
96,273 (a),(b) i-80 Gold Corp 147

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
21,966 (a) Ingevity Corp $ 1,046
11,273 Innospec, Inc 1,152
127,265 International Flavors & Fragrances, Inc 8,676
172,512 International Paper Co 6,119
6,735 (a) Intrepid Potash, Inc 170
23,280 (a),(b) Ivanhoe Electric, Inc 277
8,625 Kaiser Aluminum Corp 649
24,111 (a) Knife River Corp 1,177
15,231 Koppers Holdings, Inc 602
14,288 Kronos Worldwide, Inc 111
240,715 Linde plc 89,630
80,227 (a),(b) Livent Corp 1,477
34,555 Louisiana-Pacific Corp 1,910
16,250 (a) LSB Industries, Inc 166
129,559 LyondellBasell Industries NV 12,269
30,128 Martin Marietta Materials, Inc 12,367
11,119 Materion Corp 1,133
12,674 Minerals Technologies, Inc 694
166,909 Mosaic Co 5,942
39,809 (a) MP Materials Corp 760
18,118 Myers Industries, Inc 325
2,137 NewMarket Corp 972
396,127 Newmont Goldcorp Corp 14,637
149,512 (a) Novagold Resources, Inc 574
121,367 Nucor Corp 18,976
59,953 (a) O-I Glass, Inc 1,003
62,167 Olin Corp 3,107
6,559 Olympic Steel, Inc 369
54,529 (a),(b) Origin Materials, Inc 70
38,461 Orion S.A. 818
45,269 Packaging Corp of America 6,951
22,477 Pactiv Evergreen, Inc 183
62,456 (a),(b) Perimeter Solutions S.A. 284
8,901 (a) Piedmont Lithium, Inc 353
115,690 PPG Industries, Inc 15,017
28,487 (a),(b) PureCycle Technologies, Inc 160
7,360 Quaker Chemical Corp 1,178
11,495 Ramaco Resources, Inc 126
2,299 Ramaco Resources, Inc 27
16,208 (a) Ranpak Holdings Corp 88
31,957 (a) Rayonier Advanced Materials, Inc 113
28,345 Reliance Steel & Aluminum Co 7,433
32,757 Royal Gold, Inc 3,483
63,937 RPM International, Inc 6,062
8,418 Ryerson Holding Corp 245
14,147 Schnitzer Steel Industries, Inc (Class A) 394
9,517 Schweitzer-Mauduit International, Inc 136
22,512 Scotts Miracle-Gro Co (Class A) 1,163
70,338 Sealed Air Corp 2,311
18,559 Sensient Technologies Corp 1,085
116,802 Sherwin-Williams Co 29,790
41,605 Silgan Holdings, Inc 1,794
48,557 Sonoco Products Co 2,639
38,078 Southern Copper Corp 2,867
109,335 SSR Mining, Inc 1,453
76,597 Steel Dynamics, Inc 8,213
8,132 Stepan Co 610
65,111 (a) Summit Materials, Inc 2,028
48,451 SunCoke Energy, Inc 492
17,918 Sylvamo Corp 787
29,755 (a) TimkenSteel Corp 646
19,671 Tredegar Corp 106

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,586 Trimas Corp $ 584
23,427 Trinseo plc 191
62,538 Tronox Holdings plc 841
1,357 United States Lime & Minerals, Inc 273
112,139 United States Steel Corp 3,642
84,821 Valvoline, Inc 2,735
63,607 Vulcan Materials Co 12,850
28,082 Warrior Met Coal, Inc 1,434
14,533 Westlake Chemical Corp 1,812
113,717 Westrock Co 4,071
10,006 Worthington Industries, Inc 619
TOTAL MATERIALS 560,399
MEDIA & ENTERTAINMENT - 7.3%
357,287 Activision Blizzard, Inc 33,453
41,683 (a),(b) Advantage Solutions, Inc 118
2,500,522 (a) Alphabet, Inc 329,694
2,918,322 (a) Alphabet, Inc (Class A) 381,892
16,067 (a) AMC Networks, Inc 189
7,655 (a) Atlanta Braves Holdings, Inc 299
28,493 (a) Atlanta Braves Holdings, Inc 1,018
7,354 (a) Boston Omaha Corp 121
44,223 (a) Bumble, Inc 660
3,042 Cable One, Inc 1,873
51,402 (a) Cargurus, Inc 901
37,344 (a) Cars.com, Inc 630
50,249 (a) Charter Communications, Inc 22,101
58,982 (a) Cinemark Holdings, Inc 1,082
198,206 (a) Clear Channel Outdoor Holdings, Inc 313
2,013,462 Comcast Corp (Class A) 89,277
772 (a) Daily Journal Corp 227
22,415 (a) DHI Group, Inc 69
136,485 (a),(b) DISH Network Corp (Class A) 800
131,209 Electronic Arts, Inc 15,798
50,932 Entravision Communications Corp (Class A) 186
40,961 (a) Eventbrite, Inc 404
8,345 (a) EverQuote, Inc 60
31,270 (a) EW Scripps Co (Class A) 171
136,724 Fox Corp (Class A) 4,266
52,050 Fox Corp (Class B) 1,503
135,594 (a),(b) fuboTV, Inc 362
74,491 (a) Gannett Co, Inc 182
46,930 Gray Television, Inc 325
20,672 (a),(b) Grindr, Inc 119
42,355 (a) IAC, Inc 2,134
27,196 (a) IMAX Corp 525
16,911 (a) Integral Ad Science Holding Corp 201
183,140 Interpublic Group of Cos, Inc 5,249
23,547 John Wiley & Sons, Inc (Class A) 875
58,788 (a) Liberty Broadband Corp 5,369
5,960 (a) Liberty Broadband Corp (Class A) 542
6,884 (a) Liberty Media Corp-Liberty Formula One 389
100,858 (a) Liberty Media Corp-Liberty Formula One 6,283
72,983 (a) Liberty Media Corp-Liberty SiriusXM 1,858
34,936 (a) Liberty Media Corp-Liberty SiriusXM 889
22,561 (a) LIBERTY MEDIA CORP-LIBERTY-C 724
37,150 (a),(b) Lions Gate Entertainment Corp (Class A) 315
71,817 (a) Lions Gate Entertainment Corp (Class B) 565
79,453 (a) Live Nation, Inc 6,598
13,156 (a) Madison Square Garden Entertainment Corp 433
10,365 Madison Square Garden Sports Corp 1,827
61,168 (a) Magnite, Inc 461

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,211 (b) Marcus Corp $ 220
133,165 (a) Match Group, Inc 5,217
9,561 (a) MediaAlpha, Inc 79
1,086,585 (a) Meta Platforms, Inc 326,204
216,000 (a) NetFlix, Inc 81,562
73,578 New York Times Co (Class A) 3,031
189,629 News Corp (Class A) 3,804
66,535 News Corp (Class B) 1,389
18,525 Nexstar Media Group, Inc 2,656
73,273 (a),(b) Nextdoor Holdings, Inc 133
97,357 Omnicom Group, Inc 7,251
20,470 (a) Outbrain, Inc 100
4,594 Paramount Global (Class A) 73
305,131 Paramount Global (Class B) 3,936
277,011 (a) Pinterest, Inc 7,488
40,614 (a),(b) Playstudios, Inc 129
42,908 (a) Playtika Holding Corp 413
21,386 (a) PubMatic, Inc 259
20,643 (a) QuinStreet, Inc 185
227,072 (a) ROBLOX Corp 6,576
63,324 (a) Roku, Inc 4,470
19,984 Scholastic Corp 762
13,499 Shutterstock, Inc 514
11,690 (b) Sinclair, Inc 131
319,108 (b) Sirius XM Holdings, Inc 1,442
13,156 (a) Sphere Entertainment Co 489
67,991 (a) Spotify Technology S.A. 10,514
33,238 (a) Stagwell, Inc 156
81,955 (a) Take-Two Interactive Software, Inc 11,506
12,153 (a) TechTarget, Inc 369
101,609 TEGNA, Inc 1,480
13,027 (a) Thryv Holdings, Inc 245
18,467 (a) TKO Group Holdings, Inc 1,552
56,597 (a) TripAdvisor, Inc 938
44,667 (a),(b) TrueCar, Inc 92
68,763 (a) Vimeo, Inc 243
12,686 (a),(b) Vivid Seats, Inc 81
900,501 (a) Walt Disney Co 72,986
1,098,789 (a) Warner Bros Discovery, Inc 11,933
28,599 (a) WideOpenWest, Inc 219
41,665 (a) Yelp, Inc 1,733
23,417 (a) Ziff Davis, Inc 1,491
40,960 (a) ZipRecruiter, Inc 491
141,765 (a) ZoomInfo Technologies, Inc 2,325
TOTAL MEDIA & ENTERTAINMENT 1,500,197
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
45,940 (a) 10X Genomics, Inc 1,895
11,229 (a),(b) 2seventy bio, Inc 44
22,403 (a) 4D Molecular Therapeutics, Inc 285
30,587 (a) 89bio, Inc 472
869,303 AbbVie, Inc 129,578
70,913 (a) Acadia Pharmaceuticals, Inc 1,478
23,691 (a) Aclaris Therapeutics, Inc 162
12,987 (a),(b) Actinium Pharmaceuticals, Inc 77
59,774 (a) Adaptive Biotechnologies Corp 326
14,505 (a),(b) Adicet Bio, Inc 20
95,244 (a) ADMA Biologics, Inc 341
107,560 (a) Agenus, Inc 122
147,034 Agilent Technologies, Inc 16,441
34,493 (a) Agios Pharmaceuticals, Inc 854
22,177 (a) Akero Therapeutics, Inc 1,122

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,019 (a) Aldeyra Therapeutics, Inc $ 154
31,429 (a) Alector, Inc 204
87,531 (a) Alkermes plc 2,452
33,411 (a) Allakos, Inc 76
28,864 (a),(b) Allogene Therapeutics, Inc 92
10,335 (a),(b) Allovir, Inc 22
61,672 (a) Alnylam Pharmaceuticals, Inc 10,922
15,824 (a),(b) Alpine Immune Sciences, Inc 181
24,706 (a) Altimmune, Inc 64
9,675 (a),(b) ALX Oncology Holdings, Inc 46
262,841 Amgen, Inc 70,641
151,298 (a) Amicus Therapeutics, Inc 1,840
53,162 (a) Amneal Pharmaceuticals, Inc 224
25,774 (a) Amphastar Pharmaceuticals, Inc 1,185
25,689 (a),(b) Amylyx Pharmaceuticals, Inc 470
12,566 (a),(b) AnaptysBio, Inc 226
30,524 (a),(b) Anavex Life Sciences Corp 200
5,767 (a) ANI Pharmaceuticals, Inc 335
10,943 (a) Anika Therapeutics, Inc 204
46,610 (a) Apellis Pharmaceuticals, Inc 1,773
55,373 (a),(b) Arbutus Biopharma Corp 112
15,098 (a) Arcellx, Inc 542
7,756 (a) Arcturus Therapeutics Holdings, Inc 198
20,717 (a) Arcus Biosciences, Inc 372
15,151 (a),(b) Arcutis Biotherapeutics, Inc 80
105,254 (a) Ardelyx, Inc 429
55,310 (a) Arrowhead Pharmaceuticals, Inc 1,486
23,815 (a) Arvinas, Inc 468
27,175 (a),(b) Assertio Holdings, Inc 70
12,739 (a),(b) Astria Therapeutics, Inc 95
35,244 (a) Atea Pharmaceuticals, Inc 106
9,389 (a),(b) Aura Biosciences, Inc 84
68,772 (a),(b) Aurinia Pharmaceuticals, Inc 534
318,550 (a) Avantor, Inc 6,715
33,858 (a) Avid Bioservices, Inc 320
38,891 (a) Avidity Biosciences, Inc 248
12,422 (a),(b) Avita Medical, Inc 182
15,727 (a),(b) Axsome Therapeutics, Inc 1,099
25,636 (a),(b) Beam Therapeutics, Inc 617
97,016 (a),(b) BioCryst Pharmaceuticals, Inc 687
71,702 (a) Biogen, Inc 18,428
23,650 (a) Biohaven Ltd 615
13,317 (a) BioLife Solutions, Inc 184
93,702 (a) BioMarin Pharmaceutical, Inc 8,291
9,809 (a),(b) Biomea Fusion, Inc 135
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 3,748
78,368 Bio-Techne Corp 5,335
33,689 (a),(b) Bluebird Bio, Inc 102
31,927 (a) Blueprint Medicines Corp 1,603
58,721 (a) Bridgebio Pharma, Inc 1,548
1,037,115 Bristol-Myers Squibb Co 60,194
39,365 (a) Brooks Automation, Inc 1,976
56,206 Bruker BioSciences Corp 3,502
54,897 (a),(b) Cabaletta Bio, Inc 836
19,366 (a) Cara Therapeutics, Inc 33
27,306 (a) CareDx, Inc 191
10,333 (a),(b) Caribou Biosciences, Inc 49
13,320 (b) Carisma Therapeutics, Inc 56
20,876 (a),(b) Cassava Sciences, Inc 347
85,996 (a) Catalent, Inc 3,915
50,782 (a) Catalyst Pharmaceuticals, Inc 594
8,603 (a),(b) Celcuity, Inc 79

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
21,395 (a) Celldex Therapeutics, Inc $ 589
19,234 (a),(b) Cerevel Therapeutics Holdings, Inc 420
25,265 (a) Charles River Laboratories International, Inc 4,951
28,644 (a),(d) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 45
22,858 (a) Cogent Biosciences, Inc 223
27,864 (a) Coherus Biosciences, Inc 104
16,286 (a) Collegium Pharmaceutical, Inc 364
45,293 (a),(b) Compass Therapeutics, Inc 89
33,186 (a) Corcept Therapeutics, Inc 904
22,299 (a),(b) CorMedix, Inc 83
38,468 (a) Crinetics Pharmaceuticals, Inc 1,144
22,130 (a) CryoPort, Inc 303
7,345 (a) Cullinan Oncology, Inc 66
48,616 (a) Cymabay Therapeutics, Inc 725
51,177 (a) Cytek Biosciences, Inc 283
42,716 (a) Cytokinetics, Inc 1,258
325,188 Danaher Corp 80,679
11,974 (a) Day One Biopharmaceuticals, Inc 147
22,263 (a) Deciphera Pharmaceuticals, Inc 283
49,642 (a) Denali Therapeutics, Inc 1,024
14,200 (a) Design Therapeutics, Inc 34
3,831 (a),(b) Disc Medicine, Inc 180
58,823 (a) Dynavax Technologies Corp 869
16,387 (a) Dyne Therapeutics, Inc 147
6,368 (a) Eagle Pharmaceuticals, Inc 100
20,664 (a) Edgewise Therapeutics, Inc 118
35,681 (a) Editas Medicine, Inc 278
242,401 (a) Elanco Animal Health, Inc 2,725
416,289 Eli Lilly & Co 223,601
11,786 (a) Enanta Pharmaceuticals, Inc 132
11,571 (a),(b) Enliven Therapeutics, Inc 158
10,600 (a),(b) Entrada Therapeutics, Inc 168
70,095 (a),(b) EQRx, Inc 156
33,527 (a) Erasca, Inc 66
17,590 (a) Evolus, Inc 161
88,922 (a) Exact Sciences Corp 6,066
170,031 (a) Exelixis, Inc 3,715
66,417 (a),(b) EyePoint Pharmaceuticals, Inc 531
42,216 (a) Fate Therapeutics, Inc 90
10,305 (a),(b) Foghorn Therapeutics, Inc 52
45,181 (a),(b) Fortrea Holdings, Inc 1,292
29,510 (a) Genelux Corp 723
23,909 (a) Generation Bio Co 91
245,957 (a) Geron Corp 521
614,278 Gilead Sciences, Inc 46,034
44,572 (a),(b) Gritstone bio, Inc 77
68,124 (a) Halozyme Therapeutics, Inc 2,602
12,195 (a) Harmony Biosciences Holdings, Inc 400
12,872 (a),(b) Harrow Health, Inc 185
19,354 (a) Harvard Bioscience, Inc 83
10,524 (a),(b) HilleVax, Inc 142
109,958 (a) Horizon Therapeutics PLC 12,721
40,572 (a) ICON plc 9,991
7,208 (a),(b) Icosavax, Inc 56
15,316 (a) Ideaya Biosciences, Inc 413
2,211 (a),(b) IGM Biosciences, Inc 18
78,792 (a) Illumina, Inc 10,817
10,169 (a) Immuneering Corp 78
36,493 (a),(b) ImmunityBio, Inc 62
106,612 (a) Immunogen, Inc 1,692
19,494 (a) Immunovant, Inc 748

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
87,640 (a) Incyte Corp $ 5,063
15,231 (a),(b) Inhibrx, Inc 280
34,523 (a) Innoviva, Inc 448
16,918 (a),(b) Inozyme Pharma, Inc 71
60,247 (a) Insmed, Inc 1,521
34,856 (a) Intellia Therapeutics, Inc 1,102
12,921 (a) Intercept Pharmaceuticals, Inc 240
46,963 (a) Intra-Cellular Therapies, Inc 2,446
79,163 (a) Ionis Pharmaceuticals, Inc 3,591
74,052 (a) Iovance Biotherapeutics, Inc 337
92,212 (a) IQVIA Holdings, Inc 18,143
95,014 (a) Ironwood Pharmaceuticals, Inc 915
11,046 (a) iTeos Therapeutics, Inc 121
8,802 (a),(b) Janux Therapeutics, Inc 89
28,814 (a) Jazz Pharmaceuticals plc 3,730
1,183,846 Johnson & Johnson 184,384
10,666 (a) KalVista Pharmaceuticals, Inc 103
17,697 (a) Karuna Therapeutics, Inc 2,992
46,110 (a),(b) Karyopharm Therapeutics, Inc 62
8,516 (a) Keros Therapeutics, Inc 272
18,676 (a),(b) Kezar Life Sciences, Inc 22
11,321 (a) Kiniksa Pharmaceuticals Ltd 197
18,276 (a),(b) Kodiak Sciences, Inc 33
9,785 (a) Krystal Biotech, Inc 1,135
31,598 (a) Kura Oncology, Inc 288
15,771 (a) Kymera Therapeutics, Inc 219
30,110 (a),(b) Lexicon Pharmaceuticals, Inc 33
8,586 (a) Ligand Pharmaceuticals, Inc (Class B) 514
65,652 (a),(b) Lineage Cell Therapeutics, Inc 77
24,455 (a) Liquidia Corp 155
77,816 (a),(b) Lyell Immunopharma, Inc 114
32,187 (a) MacroGenics, Inc 150
6,193 (a) Madrigal Pharmaceuticals, Inc 904
94,899 (a) MannKind Corp 392
54,984 (a) Maravai LifeSciences Holdings, Inc 550
24,801 (a),(b) Marinus Pharmaceuticals, Inc 200
51,230 (a),(b) MaxCyte, Inc 160
12,929 (a) Medpace Holdings, Inc 3,131
10,086 (a) MeiraGTx Holdings plc 50
1,248,969 Merck & Co, Inc 128,581
11,133 (a) Mettler-Toledo International, Inc 12,336
60,615 (a) MiMedx Group, Inc 442
7,068 (a) Mineralys Therapeutics, Inc 67
21,876 (a) Mirati Therapeutics, Inc 953
8,147 (a),(b) Mirum Pharmaceuticals, Inc 257
165,972 (a) Moderna, Inc 17,143
14,704 (a),(b) Monte Rosa Therapeutics, Inc 70
15,005 (a) Morphic Holding, Inc 344
46,607 (a) Myriad Genetics, Inc 748
22,499 (a),(b) NanoString Technologies, Inc 39
51,554 (a) Natera, Inc 2,281
25,317 (a) Nautilus Biotechnology, Inc 80
45,814 (a) Neurocrine Biosciences, Inc 5,154
15,360 (a) NGM Biopharmaceuticals, Inc 16
9,374 (a),(b) Nkarta, Inc 13
40,572 (a),(b) Novavax, Inc 294
17,085 (a) Nurix Therapeutics, Inc 134
10,256 (a) Nuvalent, Inc 471
35,946 (a) Nuvation Bio, Inc 48
41,830 (a) Ocular Therapeutix, Inc 131
13,370 (a) Olema Pharmaceuticals, Inc 165
12,172 (a),(b) Omega Therapeutics, Inc 26

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,358 (a),(b) Omeros Corp $ 89
3,255 (a),(d) OmniAb Operations, Inc 0^
3,255 (a),(d) OmniAb Operations, Inc 0^
42,061 (a) OmniAb, Inc 218
13,691 (a) Organogenesis Holdings, Inc 44
99,908 Organon & Co 1,734
19,543 (a),(b) ORIC Pharmaceuticals, Inc 118
29,936 (a),(b) Ovid therapeutics, Inc 115
100,456 (a),(b) Pacific Biosciences of California, Inc 839
23,821 (a) Pacira BioSciences, Inc 731
65,063 PerkinElmer, Inc 7,202
69,259 Perrigo Co plc 2,213
2,778,747 Pfizer, Inc 92,171
56,260 (a),(b) Phathom Pharmaceuticals, Inc 583
12,927 Phibro Animal Health Corp 165
27,964 (a) Pliant Therapeutics, Inc 485
14,315 (a) PMV Pharmaceuticals, Inc 88
37,958 (a) Point Biopharma Global, Inc 253
39,456 (a),(b) Precigen, Inc 56
24,486 (a) Prestige Consumer Healthcare, Inc. 1,400
19,579 (a),(b) Prime Medicine, Inc 187
30,525 (a),(b) ProKidney Corp 140
22,557 (a) Protagonist Therapeutics, Inc 376
18,603 (a) Prothena Corp plc 898
37,990 (a) PTC Therapeutics, Inc 851
113,112 (a) QIAGEN NV 4,581
16,838 (a) Quanterix Corp 457
46,832 (a),(b) Quantum-Si, Inc 78
15,258 (a),(b) Rallybio Corp 51
6,533 (a),(b) RAPT Therapeutics, Inc 109
61,485 (a),(b) Recursion Pharmaceuticals, Inc 470
50,824 (a) Regeneron Pharmaceuticals, Inc 41,826
19,715 (a) REGENXBIO, Inc 325
31,945 (a) Relay Therapeutics, Inc 269
26,192 (a) Repligen Corp 4,165
10,254 (a) Replimune Group, Inc 175
33,815 (a) Revance Therapeutics, Inc 388
50,065 (a) REVOLUTION Medicines, Inc 1,386
25,414 (a),(b) Rhythm Pharmaceuticals, Inc 583
86,450 (a) Rigel Pharmaceuticals, Inc 93
20,281 (a) Rocket Pharmaceuticals, Inc 416
178,841 (a),(b) Roivant Sciences Ltd 2,089
189,332 Royalty Pharma plc 5,138
28,225 (a) Sage Therapeutics, Inc 581
46,510 (a),(b) Sana Biotechnology, Inc 180
52,234 (a),(b) Sangamo Therapeutics Inc 31
41,917 (a) Sarepta Therapeutics, Inc 5,081
38,005 (a),(b) Savara, Inc 144
14,170 (a),(b) Scholar Rock Holding Corp 101
14,352 (a),(b) scPharmaceuticals, Inc 102
68,787 (a) Seagen, Inc 14,593
22,417 (a),(b) Seer, Inc 50
37,976 (a) Seres Therapeutics, Inc 90
35,191 (b) SIGA Technologies, Inc 185
76,705 (a) SomaLogic, Inc 183
99,083 (a),(b),(d) Sorrento Therapeutics, Inc 132
43,033 (a) Sotera Health Co 645
15,930 (a) SpringWorks Therapeutics, Inc 368
10,464 (a),(b) Stoke Therapeutics, Inc 41
57,751 (a),(b) Summit Therapeutics, Inc 108
26,807 (a) Supernus Pharmaceuticals, Inc 739
15,843 (a),(b) Sutro Biopharma, Inc 55

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,529 (a) Syndax Pharmaceuticals, Inc $ 356
23,918 (a),(b) Tango Therapeutics, Inc 269
4,094 (a),(b) Taro Pharmaceutical Industries Ltd 154
9,396 (a) Tarsus Pharmaceuticals, Inc 167
22,763 (a),(b) Tenaya Therapeutics, Inc 58
21,241 (a),(b) Terns Pharmaceuticals, Inc 107
69,942 (a) TG Therapeutics, Inc 585
29,259 (a),(b) Theravance Biopharma, Inc 253
189,751 Thermo Fisher Scientific, Inc 96,046
10,124 (a) Theseus Pharmaceuticals, Inc 27
25,726 (a) Travere Therapeutics, Inc 230
26,284 (a) Twist Bioscience Corp 533
6,957 (a),(b) Tyra Biosciences, Inc 96
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,203
22,243 (a) United Therapeutics Corp 5,024
9,811 (a),(b) UroGen Pharma Ltd 137
31,395 (a) Vanda Pharmaceuticals, Inc 136
45,372 (a) Vaxcyte, Inc 2,313
30,037 (a) Ventyx Biosciences, Inc 1,043
29,297 (a),(b) Vera Therapeutics, Inc 402
36,815 (a) Veracyte, Inc 822
24,994 (a) Vericel Corp 838
125,856 (a) Vertex Pharmaceuticals, Inc 43,765
23,209 (a),(b) Verve Therapeutics, Inc 308
530,013 Viatris, Inc 5,226
47,438 (a) Viking Therapeutics, Inc 525
32,800 (a) Vir Biotechnology, Inc 307
16,873 (a) Viridian Therapeutics, Inc 259
19,087 (a),(b) Vor BioPharma, Inc 40
15,628 (a) Voyager Therapeutics, Inc 121
29,140 (a) Waters Corp 7,990
29,537 (a),(b) WaVe Life Sciences Ltd 170
37,278 West Pharmaceutical Services, Inc 13,987
61,355 (a) X4 Pharmaceuticals, Inc 67
27,098 (a) Xencor, Inc 546
67,913 (a),(b) Xeris Biopharma Holdings, Inc 126
19,065 (a) Y-mAbs Therapeutics, Inc 104
18,143 (a) Zentalis Pharmaceuticals, Inc 364
17,404 (a),(b) Zevra Therapeutics, Inc 84
230,733 Zoetis, Inc 40,143
26,472 (a),(b) Zymeworks, Inc 168
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,618,611
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
62,854 (a) Anywhere Real Estate, Inc 404
150,369 (a) CBRE Group, Inc 11,106
133,621 (a) Compass, Inc 388
66,192 (a) Cushman & Wakefield plc 504
69,755 DigitalBridge Group, Inc 1,226
41,149 Douglas Elliman, Inc 93
28,436 (b) eXp World Holdings, Inc 462
425 (a) Forestar Group, Inc 11
4,942 (a) FRP Holdings, Inc 267
23,806 (a) Jones Lang LaSalle, Inc 3,361
44,610 Kennedy-Wilson Holdings, Inc 658
11,498 Marcus & Millichap, Inc 337
81,428 Newmark Group, Inc 524
228,590 (a),(b) Opendoor Technologies, Inc 603
13,117 Re/Max Holdings, Inc 170
57,095 (a),(b) Redfin Corp 402
5,123 RMR Group, Inc 126
18,561 St. Joe Co 1,008

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,112 (a) Stratus Properties, Inc $ 85
12,164 (a) Tejon Ranch Co 197
20,587 (a) Zillow Group, Inc (Class A) 922
74,688 (a) Zillow Group, Inc (Class C) 3,448
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 26,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
24,578 (a) ACM Research, Inc 445
786,497 (a) Advanced Micro Devices, Inc 80,868
12,826 (a),(b) Aehr Test Systems 586
26,133 (a) Allegro MicroSystems, Inc 835
15,539 (a) Alpha & Omega Semiconductor Ltd 464
19,074 (a) Ambarella, Inc 1,011
55,705 Amkor Technology, Inc 1,259
248,588 Analog Devices, Inc 43,525
415,808 Applied Materials, Inc 57,569
10,142 (a),(b) Atomera, Inc 63
16,075 (a) Axcelis Technologies, Inc 2,621
198,650 Broadcom, Inc 164,995
15,710 (a) Ceva, Inc 305
26,804 (a) Cirrus Logic, Inc 1,982
26,675 (a) Cohu, Inc 919
71,388 (a) Credo Technology Group Holding Ltd 1,089
23,788 (a) Diodes, Inc 1,875
66,786 (a) Enphase Energy, Inc 8,024
72,011 Entegris, Inc 6,763
51,096 (a) First Solar, Inc 8,257
42,439 (a) Formfactor, Inc 1,483
39,047 (a),(b) GLOBALFOUNDRIES, Inc 2,272
15,133 (a) Ichor Holdings Ltd 469
13,074 (a) Impinj, Inc 719
51,148 (a),(b) indie Semiconductor, Inc 322
2,055,539 Intel Corp 73,074
5,319 (a) inTEST Corp 81
66,997 KLA Corp 30,729
26,815 Kulicke & Soffa Industries, Inc 1,304
65,413 Lam Research Corp 40,999
68,594 (a) Lattice Semiconductor Corp 5,894
26,755 (a) MACOM Technology Solutions Holdings, Inc 2,183
426,190 Marvell Technology, Inc 23,070
12,490 (a),(b) Maxeon Solar Technologies Ltd 145
38,172 (a) MaxLinear, Inc 849
260,055 Microchip Technology, Inc 20,297
533,343 Micron Technology, Inc 36,283
33,135 MKS Instruments, Inc 2,868
23,066 Monolithic Power Systems, Inc 10,656
50,806 (a),(b) Navitas Semiconductor Corp 353
2,338 NVE Corp 192
1,167,529 Nvidia Corp 507,863
208,183 (a) ON Semiconductor Corp 19,351
21,454 (a) Onto Innovation, Inc 2,736
20,605 (a) PDF Solutions, Inc 668
29,998 (a) Photronics, Inc 606
25,919 Power Integrations, Inc 1,978
46,313 (a) Qorvo, Inc 4,421
545,979 QUALCOMM, Inc 60,636
53,820 (a) Rambus, Inc 3,003
35,296 (a) Semtech Corp 909
15,676 (a) Silicon Laboratories, Inc 1,817
7,023 (a) SiTime Corp 802
76,111 Skyworks Solutions, Inc 7,504
15,494 (a) SMART Global Holdings, Inc 377

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
19,257 (a) Synaptics, Inc $ 1,722
75,708 Teradyne, Inc 7,606
443,980 Texas Instruments, Inc 70,597
23,500 (a) Ultra Clean Holdings 697
24,314 Universal Display Corp 3,817
34,384 (a) Veeco Instruments, Inc 967
62,345 (a),(b) Wolfspeed, Inc 2,375
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,338,149
SOFTWARE & SERVICES - 11.5%
65,506 (a) 8x8, Inc 165
32,215 A10 Networks, Inc 484
309,681 Accenture plc 95,106
68,208 (a) ACI Worldwide, Inc 1,539
57,275 Adeia, Inc 612
224,588 (a) Adobe, Inc 114,517
11,056 (a) Agilysys, Inc 731
75,911 (a) Akamai Technologies, Inc 8,088
26,945 (a) Alarm.com Holdings, Inc 1,647
15,192 (a) Alkami Technology, Inc 277
24,769 (a) Altair Engineering, Inc 1,550
32,290 (a) Alteryx, Inc 1,217
59,006 Amdocs Ltd 4,985
15,720 American Software, Inc (Class A) 180
28,669 (a) Amplitude, Inc 332
43,227 (a) Ansys, Inc 12,862
9,509 (a) Appfolio, Inc 1,737
20,140 (a),(b) Appian Corp 919
33,758 (a),(b) Applied Digital Corp 211
116,026 (a) AppLovin Corp 4,636
40,356 (a) Asana, Inc 739
14,242 (a) Aspentech Corp 2,909
9,467 (a) Asure Software, Inc 90
70,590 (a) Atlassian Corp Ltd 14,225
105,442 (a) Autodesk, Inc 21,817
66,029 (a) AvePoint, Inc 444
95,656 Bentley Systems, Inc 4,798
24,476 (a) BigCommerce Holdings, Inc 242
49,304 (a) BILL Holdings, Inc 5,353
36,478 (a),(b) Bit Digital, Inc 78
17,422 (a) Blackbaud, Inc 1,225
29,853 (a) BlackLine, Inc 1,656
66,925 (a) Box, Inc 1,620
17,121 (a) Braze, Inc 800
20,694 (a) Brightcove, Inc 68
29,086 (a),(b) C3.ai, Inc 742
131,820 (a) Cadence Design Systems, Inc 30,885
87,215 (a) CCC Intelligent Solutions Holdings, Inc 1,164
22,039 (a) Cerence, Inc 449
73,546 (a) Ceridian HCM Holding, Inc 4,990
17,869 (a),(b) Cleanspark, Inc 68
31,897 (b) Clear Secure, Inc 607
144,134 (a) Cloudflare, Inc 9,086
242,791 Cognizant Technology Solutions Corp (Class A) 16,447
20,876 (a) Commvault Systems, Inc 1,411
92,360 (a) Confluent, Inc 2,735
7,805 (a) Consensus Cloud Solutions, Inc 196
3,649 (a),(b) CoreCard Corp 73
13,583 (a) Couchbase, Inc 233
104,906 (a) Crowdstrike Holdings, Inc 17,559
6,968 (a) CS Disco, Inc 46
133,433 (a) Datadog, Inc 12,154

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,264 (a),(b) Digimarc Corp $ 236
46,104 (a) Digital Turbine, Inc 279
39,126 (a),(b) DigitalOcean Holdings, Inc 940
103,146 (a) DocuSign, Inc 4,332
29,210 Dolby Laboratories, Inc (Class A) 2,315
15,039 (a) Domo, Inc 148
55,975 (a) DoubleVerify Holdings, Inc 1,564
118,133 (a) Dropbox, Inc 3,217
113,169 (a) DXC Technology Co 2,357
106,722 (a) Dynatrace, Inc 4,987
87,429 (a) E2open Parent Holdings, Inc 397
17,480 (b) Ebix, Inc 173
10,699 (a) eGain Corp 66
37,517 (a) Elastic NV 3,048
13,046 (a),(b) Enfusion, Inc 117
17,890 (a) EngageSmart, Inc 322
30,234 (a) Envestnet, Inc 1,331
27,283 (a) EPAM Systems, Inc 6,976
21,053 (a) Everbridge, Inc 472
12,378 (a) EverCommerce, Inc 124
27,561 (a) Expensify, Inc 90
11,993 (a) Fair Isaac Corp 10,416
58,075 (a) Fastly, Inc 1,113
37,675 (a) Five9, Inc 2,422
321,842 (a) Fortinet, Inc 18,886
80,143 (a) Freshworks, Inc 1,596
37,831 (a) Gartner, Inc 12,999
283,454 Gen Digital, Inc 5,011
43,093 (a) Gitlab, Inc 1,949
21,651 (a) Globant S.A. 4,284
74,890 (a) GoDaddy, Inc 5,578
15,258 (a) Grid Dynamics Holdings, Inc 186
46,084 (a) Guidewire Software, Inc 4,148
17,956 Hackett Group, Inc 424
46,373 (a) HashiCorp, Inc 1,059
22,755 (a) HubSpot, Inc 11,207
5,474 (a) IBEX Holdings Ltd 85
17,943 (a) Informatica, Inc 378
18,219 Information Services Group, Inc 80
8,870 (a),(b) Instructure Holdings, Inc 225
7,324 (a) Intapp, Inc 245
13,365 InterDigital, Inc 1,072
446,685 International Business Machines Corp 62,670
133,586 Intuit, Inc 68,254
29,050 (a) Jamf Holding Corp 513
95,867 (a) Kyndryl Holdings, Inc 1,448
35,615 (a) LiveRamp Holdings, Inc 1,027
29,686 (a) Manhattan Associates, Inc 5,868
118,837 (a),(b) Marathon Digital Holdings, Inc 1,010
112,247 (a),(b) Matterport, Inc 244
11,893 (a),(b) MeridianLink, Inc 203
3,659,397 Microsoft Corp 1,155,455
5,471 (a),(b) MicroStrategy, Inc (Class A) 1,796
22,456 (a),(b) Mitek Systems, Inc 241
14,483 (a) Model N, Inc 354
31,781 (a) MongoDB, Inc 10,992
19,169 (a) N-able, Inc 247
25,933 (a),(b) nCino OpCo, Inc 825
68,992 (a) NCR Corp 1,861
30,030 (a) New Relic, Inc 2,571
105,783 (a) Nutanix, Inc 3,690
76,550 (a) Okta, Inc 6,240

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
46,103 (a) Olo, Inc $ 279
4,837 ON24, Inc 31
21,489 (a) OneSpan, Inc 231
746,176 Oracle Corp 79,035
41,005 (a),(b) PagerDuty, Inc 922
933,059 (a) Palantir Technologies, Inc 14,929
146,895 (a) Palo Alto Networks, Inc 34,438
24,132 Paycom Software, Inc 6,257
36,294 (a),(b) Paycor HCM, Inc 829
20,584 (a) Paylocity Holding Corp 3,740
22,404 Pegasystems, Inc 973
17,663 (a) Perficient, Inc 1,022
23,203 (a) PowerSchool Holdings, Inc 526
39,107 (a) Procore Technologies, Inc 2,554
23,997 Progress Software Corp 1,262
19,034 (a) PROS Holdings, Inc 659
52,897 (a) PTC, Inc 7,494
29,530 (a) Q2 Holdings, Inc 953
18,605 (a) Qualys, Inc 2,838
31,056 (a) Rapid7, Inc 1,422
24,959 (a) Rimini Street, Inc 55
44,149 (a) RingCentral, Inc 1,308
73,047 (a),(b) Riot Platforms, Inc 681
52,492 Roper Industries, Inc 25,421
465,733 (a) Salesforce, Inc 94,441
15,268 Sapiens International Corp NV 434
15,611 (a) SEMrush Holdings, Inc 133
88,419 (a) SentinelOne, Inc 1,491
99,445 (a) ServiceNow, Inc 55,586
66,115 (a) Smartsheet, Inc 2,675
154,483 (a) Snowflake, Inc 23,600
19,169 (a) SolarWinds Corp 181
69,720 (a),(b) SoundHound AI, Inc 140
4,906 (a) SoundThinking, Inc 88
80,215 (a) Splunk, Inc 11,731
42,968 (a) Sprinklr, Inc 595
24,107 (a) Sprout Social, Inc 1,202
19,690 (a) SPS Commerce, Inc 3,359
16,060 (a) Squarespace, Inc 465
74,182 (a) Synopsys, Inc 34,047
49,510 (a) Tenable Holdings, Inc 2,218
51,680 (a) Teradata Corp 2,327
22,872 (a) Thoughtworks Holding, Inc 93
217,474 (a) Trade Desk, Inc 16,996
6,516 (a),(b) Tucows, Inc 133
85,658 (a) Twilio, Inc 5,014
21,091 (a) Tyler Technologies, Inc 8,144
192,445 (a) UiPath, Inc 3,293
38,674 (a) Unisys Corp 133
143,370 (a) Unity Software, Inc 4,500
56,469 (a) Varonis Systems, Inc 1,725
35,164 (a) Verint Systems, Inc 808
43,208 (a) VeriSign, Inc 8,751
6,012 (a) Viant Technology, Inc 34
102,737 (a) VMware, Inc (Class A) 17,104
16,330 (a) Weave Communications, Inc 133
97,141 (a) Workday, Inc 20,871
22,930 (a) Workiva, Inc 2,324
22,910 (a) Xperi, Inc 226
55,032 (a) Yext, Inc 348
55,743 (a) Zeta Global Holdings Corp 465
121,590 (a) Zoom Video Communications, Inc 8,504

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
41,021 (a) Zscaler, Inc $ 6,382
55,037 (a) Zuora, Inc 453
TOTAL SOFTWARE & SERVICES 2,378,073
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
6,963 (a) 908 Devices, Inc 46
35,649 ADTRAN Holdings, Inc 293
20,999 Advanced Energy Industries, Inc 2,165
41,314 (a),(b) Aeva Technologies, Inc 32
18,515 (a),(b) Akoustis Technologies, Inc 14
285,985 Amphenol Corp (Class A) 24,020
7,337,934 Apple, Inc 1,256,328
123,543 (a) Arista Networks, Inc 22,723
47,303 (a) Arlo Technologies, Inc 487
25,833 (a) Arrow Electronics, Inc 3,235
5,662 (a) Aviat Networks, Inc 177
24,161 (a) Avid Technology, Inc 649
46,118 Avnet, Inc 2,222
15,939 Badger Meter, Inc 2,293
5,150 Bel Fuse, Inc (Class B) 246
24,142 Belden CDT, Inc 2,331
19,531 Benchmark Electronics, Inc 474
28,887 (a) Calix, Inc 1,324
4,889 (a),(b) Cambium Networks Corp 36
66,275 CDW Corp 13,372
79,273 (a) Ciena Corp 3,746
2,012,155 Cisco Systems, Inc 108,174
8,964 (a),(b) Clearfield, Inc 257
2,062 (b) Climb Global Solutions, Inc 89
83,398 Cognex Corp 3,539
59,436 (a) Coherent Corp 1,940
115,638 (a) CommScope Holding Co, Inc 389
16,237 Comtech Telecommunications Corp 142
378,993 Corning, Inc 11,548
8,680 (a),(b) Corsair Gaming, Inc 126
17,421 CTS Corp 727
19,434 (a) Daktronics, Inc 173
18,652 (a) Digi International, Inc 504
9,167 (a),(b) DZS, Inc 19
24,605 (a) Eastman Kodak Co 104
18,556 (a) ePlus, Inc 1,179
43,075 (a),(b) Evolv Technologies Holdings, Inc 209
62,313 (a) Extreme Networks, Inc 1,509
25,536 (a) F5 Networks, Inc 4,115
16,219 (a) Fabrinet 2,702
9,925 (a) FARO Technologies, Inc 151
58,321 (a) Harmonic, Inc 562
639,437 Hewlett Packard Enterprise Co 11,107
409,106 HP, Inc 10,514
15,475 (b) Immersion Corp 102
103,799 (a),(b) Infinera Corp 434
14,981 (a) Insight Enterprises, Inc 2,180
60,908 (a),(b) IonQ, Inc 906
14,955 (a) IPG Photonics Corp 1,519
21,652 (a),(b) Iteris, Inc 90
24,355 (a) Itron, Inc 1,475
64,357 Jabil Inc 8,166
163,210 Juniper Networks, Inc 4,536
85,641 (a) Keysight Technologies, Inc 11,331
21,162 (a) Kimball Electronics, Inc 579
28,141 (a) Knowles Corp 417
9,450 (a) KVH Industries, Inc 48

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
57,291 (a),(b) Lightwave Logic, Inc $ 256
13,151 Littelfuse, Inc 3,253
36,595 (a) Lumentum Holdings, Inc 1,653
16,008 (a),(b) Luna Innovations, Inc 94
20,833 Methode Electronics, Inc 476
86,400 (a),(b) MicroVision, Inc 189
70,213 (a) Mirion Technologies, Inc 525
79,923 Motorola Solutions, Inc 21,758
15,874 Napco Security Technologies, Inc 353
60,249 National Instruments Corp 3,592
106,573 NetApp, Inc 8,087
16,454 (a) Netgear, Inc 207
43,446 (a) Netscout Systems, Inc 1,217
20,535 (a) nLight, Inc 214
18,332 (a) Novanta, Inc 2,630
9,244 (a) OSI Systems, Inc 1,091
12,941 (a),(b) PAR Technology Corp 499
8,216 PC Connection, Inc 439
17,083 (a) Plexus Corp 1,588
128,500 (a) Pure Storage, Inc 4,577
37,508 (a) Ribbon Communications, Inc 101
5,943 Richardson Electronics Ltd 65
8,376 (a) Rogers Corp 1,101
28,498 (a) Sanmina Corp 1,547
17,777 (a) Scansource, Inc 539
61,017 (a),(b) SmartRent, Inc 159
22,759 (a) Super Micro Computer, Inc 6,241
19,067 SYNNEX Corp 1,904
22,686 (a) Teledyne Technologies, Inc 9,269
129,908 (a) Trimble Inc 6,997
51,948 (a) TTM Technologies, Inc 669
8,166 (a) Turtle Beach Corp 74
1,436 (b) Ubiquiti, Inc 209
34,027 (a) Viasat, Inc 628
89,946 (a) Viavi Solutions, Inc 822
52,971 Vishay Intertechnology, Inc 1,309
9,508 (a) Vishay Precision Group, Inc 319
71,903 Vontier Corp 2,223
155,579 (a) Western Digital Corp 7,099
58,625 Xerox Holdings Corp 920
26,184 (a) Zebra Technologies Corp (Class A) 6,193
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,628,861
TELECOMMUNICATION SERVICES - 0.8%
7,472 (a) Anterix, Inc 234
30,214 (a),(b) AST SpaceMobile, Inc 115
3,523,320 AT&T, Inc 52,920
7,918 ATN International, Inc 250
12,460 (a) Bandwidth, Inc 140
55,430 (a),(b) Charge Enterprises, Inc 28
25,280 Cogent Communications Group, Inc 1,565
48,355 (a) Consolidated Communications Holdings, Inc 165
22,558 (a) EchoStar Corp (Class A) 378
126,319 (a) Frontier Communications Parent, Inc 1,977
52,848 (a),(d) GCI Liberty, Inc 0^
331,269 (a),(b) Globalstar, Inc 434
13,459 (a) Gogo, Inc 161
11,096 (a) IDT Corp 245
60,764 Iridium Communications, Inc 2,764
29,453 (a) Liberty Latin America Ltd (Class A) 240
84,348 (a) Liberty Latin America Ltd (Class C) 688
529,866 (b) Lumen Technologies, Inc 752

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,047 (a) Ooma, Inc $ 170
26,373 Shenandoah Telecom Co 543
8,527 Spok Holdings, Inc 122
55,138 Telephone and Data Systems, Inc 1,010
260,520 (a) T-Mobile US, Inc 36,486
2,069,662 Verizon Communications, Inc 67,078
TOTAL TELECOMMUNICATION SERVICES 168,465
TRANSPORTATION - 1.8%
37,928 (a) Air Transport Services Group, Inc 791
60,779 (a) Alaska Air Group, Inc 2,254
8,270 Allegiant Travel Co 636
4,307 (a),(b) Amerco, Inc 235
308,882 (a) American Airlines Group, Inc 3,957
13,812 ArcBest Corp 1,404
8,746 (a) Avis Budget Group, Inc 1,572
28,768 (a),(b) Blade Air Mobility, Inc 74
56,673 CH Robinson Worldwide, Inc 4,881
23,634 Costamare, Inc 227
8,672 Covenant Logistics Group, Inc 380
992,749 CSX Corp 30,527
14,173 (a) Daseke, Inc 73
316,616 Delta Air Lines, Inc 11,715
4,116 (b) Eagle Bulk Shipping, Inc 173
12,349 (b) Eneti, Inc 124
74,412 Expeditors International Washington, Inc 8,530
113,143 FedEx Corp 29,974
14,836 Forward Air Corp 1,020
18,987 (a),(b) Frontier Group Holdings, Inc 92
49,956 FTAI Infrastructure, Inc 161
17,525 Genco Shipping & Trading Ltd 245
62,934 Golden Ocean Group Ltd 496
58,331 (a) GXO Logistics, Inc 3,421
27,588 (a) Hawaiian Holdings, Inc 175
26,012 Heartland Express, Inc 382
47,325 (a) Hertz Global Holdings, Inc 580
18,067 (a) Hub Group, Inc (Class A) 1,419
40,450 JB Hunt Transport Services, Inc 7,626
124,072 (a) JetBlue Airways Corp 571
128,773 (a),(b) Joby Aviation, Inc 831
25,265 (a) Kirby Corp 2,092
79,606 Knight-Swift Transportation Holdings, Inc 3,992
17,753 Landstar System, Inc 3,141
154,071 (a) Lyft, Inc (Class A) 1,624
34,852 Marten Transport Ltd 687
17,593 Matson, Inc 1,561
113,184 Norfolk Southern Corp 22,289
49,144 Old Dominion Freight Line 20,107
18,024 (b) Pangaea Logistics Solutions Ltd 106
29,335 (a) Radiant Logistics, Inc 166
52,508 (a) RXO, Inc 1,036
22,093 Ryder System, Inc 2,363
33,371 (b) Safe Bulkers, Inc 108
13,620 (a) Saia, Inc 5,430
22,723 Schneider National, Inc 629
28,022 (a) Skywest, Inc 1,175
299,691 Southwest Airlines Co 8,113
50,261 Spirit Airlines, Inc 829
9,455 (a) Sun Country Airlines Holdings, Inc 140
71,175 (a),(b) TuSimple Holdings, Inc 111
946,714 (a) Uber Technologies, Inc 43,539
38,763 U-Haul Holding Co 2,031

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
301,044 Union Pacific Corp $ 61,302
150,341 (a) United Airlines Holdings, Inc 6,359
352,743 United Parcel Service, Inc (Class B) 54,982
6,297 Universal Truckload Services, Inc 158
36,247 Werner Enterprises, Inc 1,412
52,508 (a) XPO, Inc 3,920
TOTAL TRANSPORTATION 363,948
UTILITIES - 2.3%
344,146 AES Corp 5,231
29,387 Allete, Inc 1,552
129,301 Alliant Energy Corp 6,265
21,469 (a),(b) Altus Power, Inc 113
128,677 Ameren Corp 9,629
257,385 American Electric Power Co, Inc 19,360
20,132 American States Water Co 1,584
97,164 American Water Works Co, Inc 12,032
4,909 Artesian Resources Corp 206
69,836 Atmos Energy Corp 7,398
36,552 (b) Avangrid, Inc 1,103
33,562 Avista Corp 1,086
34,402 Black Hills Corp 1,740
46,153 (b) Brookfield Infrastructure Corp 1,631
72,027 (b) Brookfield Renewable Corp 1,724
27,522 California Water Service Group 1,302
307,461 Centerpoint Energy, Inc 8,255
9,405 Chesapeake Utilities Corp 919
10,556 Clearway Energy, Inc (Class A) 210
20,458 Clearway Energy, Inc (Class C) 433
148,205 CMS Energy Corp 7,871
165,615 Consolidated Edison, Inc 14,165
7,347 (b) Consolidated Water Co, Inc 209
158,171 Constellation Energy Corp 17,253
416,805 Dominion Energy, Inc 18,619
102,627 DTE Energy Co 10,189
384,399 Duke Energy Corp 33,927
186,837 Edison International 11,825
106,399 Entergy Corp 9,842
120,927 Essential Utilities, Inc 4,151
112,667 Evergy, Inc 5,712
177,794 Eversource Energy 10,339
495,525 Exelon Corp 18,726
263,997 FirstEnergy Corp 9,023
9,688 (b) Genie Energy Ltd 143
6,410 Global Water Resources, Inc 62
23,041 Idacorp, Inc 2,158
22,843 MGE Energy, Inc 1,565
11,759 Middlesex Water Co 779
33,009 (a),(b) Montauk Renewables, Inc 301
44,095 National Fuel Gas Co 2,289
52,723 New Jersey Resources Corp 2,142
991,138 NextEra Energy, Inc 56,782
209,437 NiSource, Inc 5,169
14,483 Northwest Natural Holding Co 553
27,636 NorthWestern Corp 1,328
115,066 NRG Energy, Inc 4,432
96,380 OGE Energy Corp 3,212
27,567 ONE Gas, Inc 1,882
24,734 (b) Ormat Technologies, Inc 1,729
16,819 (b) Otter Tail Corp 1,277
982,053 (a),(e) PG&E Corp 15,841
55,268 Pinnacle West Capital Corp 4,072

CREF Equity Index Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
42,847 PNM Resources, Inc $ 1,911
40,332 Portland General Electric Co 1,633
359,446 PPL Corp 8,469
246,452 Public Service Enterprise Group, Inc 14,026
11,616 (a) Pure Cycle Corp 111
309,350 Sempra Energy 21,045
12,005 SJW Corp 722
529,999 Southern Co 34,302
31,668 Southwest Gas Holdings Inc 1,913
21,354 Spire, Inc 1,208
46,961 (a),(b) Sunnova Energy International, Inc 492
105,006 UGI Corp 2,415
10,272 Unitil Corp 439
170,465 Vistra Corp 5,656
151,716 WEC Energy Group, Inc 12,221
273,699 Xcel Energy, Inc 15,661
9,006 York Water Co 338
TOTAL UTILITIES 481,902
TOTAL COMMON STOCKS 20,571,748
(Cost $7,624,623)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917 (d) Chinook Therapeutics, Inc 1
6,981 (d) Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
TOTAL RIGHTS/WARRANTS 1
(Cost $1)
TOTAL LONG-TERM INVESTMENTS 20,571,749
(Cost $7,624,624)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0.000% 10/11/23 9,987
15,000,000 FHLB 0.000 10/13/23 14,976
5,000,000 FHLB 0.000 11/02/23 4,978
TOTAL GOVERNMENT AGENCY DEBT 29,941
REPURCHASE AGREEMENT - 0.1%
11,558,000 (f) Fixed Income Clearing Corp (FICC) 5.300 10/02/23 11,558
TOTAL REPURCHASE AGREEMENT 11,558
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0.000 10/17/23 9,978
22,000,000 United States Treasury Bill 0.000 11/02/23 21,900
TOTAL TREASURY DEBT 31,878
TOTAL SHORT-TERM INVESTMENTS 73,377
(Cost $73,367)

See Notes to Portfolio of Investments
Cost amounts are in thousands.
SHARES COMPANY RATE
VALUE
(000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
90,879,291 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5.360% $ 90,879
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 90,879
(Cost $90,879)
TOTAL INVESTMENTS - 100.4% 20,736,005
(Cost $7,788,870)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (81,193)
NET ASSETS - 100.0% $20,654,812
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $129,402,118.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
In default
(f)
In bankruptcy
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $11,558,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $11,789,193.
(h)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E Mini Index 295 12/15/23  $ 66,520 $ 63,801 $ (2,719)

CREF Core Bond Account September 30, 2023
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 97.6%
BANK LOAN OBLIGATIONS - 0.4%
AUTOMOBILES & COMPONENTS - 0.0%
$ 378,938 (a) Adient US LLC SOFR 12 M + 3.250% 8.696% 04/10/28 $ 380
1,439,832 (a) Gates Global LLC SOFR 12 M + 2.500% 7.931 03/31/27 1,438
TOTAL AUTOMOBILES & COMPONENTS 1,818
CAPITAL GOODS - 0.0%
1,156,877 (a) Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8.901 10/08/27 1,158
174,057 (a) Avolon TLB Borrower  US LLC SOFR 1 M + 2.500% 7.825 06/22/28 174
217,688 (a) Avolon TLB Borrower US LLC SOFR 1 M + 1.500% 6.925 02/12/27 218
579,137 (a) Beacon Roofing Supply, Inc SOFR 12 M + 2.250% 7.696 05/19/28 580
346,848 (a) Cornerstone Building Brands, Inc SOFR 1 M + 3.250% 8.682 04/12/28 339
905,970 (a) TransDigm, Inc LIBOR 3 M + 2.250% 6.980 05/30/25 907
976,452 (a) TransDigm, Inc SOFR 4 M + 3.250% 8.492 02/22/27 979
TOTAL CAPITAL GOODS 4,355
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
463,572 (a) AECOM SOFR 12 M + 1.750% 7.196 04/13/28 465
654,435 (a) GFL Environmental, Inc LIBOR 3 M + 3.000% 3.000 05/31/25 656
1,805,866 (a) Prime Security Services Borrower LLC SOFR 12 M + 2.750% 8.192 09/23/26 1,805
549,751 (a) Spin Holdco, Inc LIBOR 3 M + 4.000% 9.664 03/04/28 477
2,496,289 (a) Trans Union LLC SOFR 12 M + 2.250% 7.696 12/01/28 2,498
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,901
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
533,975 (a),(b) LS Group OpCo Acquisition LLC SOFR 12 M + 3.250% 8.692 11/02/27 532
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 532
CONSUMER DURABLES & APPAREL - 0.0%
421,846 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8.696 10/30/27 382
TOTAL CONSUMER DURABLES & APPAREL 382
CONSUMER SERVICES - 0.1%
431,361 1011778 BC ULC 7.566 09/13/30 430
857,120 (a) Carnival Corp SOFR 12 M + 3.250% 8.696 10/18/28 854
356,781 (a) IRB Holding Corp SOFR 12 M + 3.000% 8.431 12/15/27 356
937,252 (a) KFC Holding Co SOFR 1 M + 1.750% 7.195 03/15/28 938
1,509,945 (a) Sophia LP LIBOR 1 M + 3.750% 8.230 10/07/27 1,509
1,430,751 (a) Stars Group Holdings BV SOFR 4 M + 2.250% 7.754 07/21/26 1,432
TOTAL CONSUMER SERVICES 5,519
ENERGY - 0.0%
1,409,113 (a) Buckeye Partners LP SOFR 12 M + 2.250% 7.666 11/01/26 1,410
128,567 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7.446 06/26/28 129
TOTAL ENERGY 1,539
FINANCIAL SERVICES - 0.0%
613,416 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.681 03/24/25 613
TOTAL FINANCIAL SERVICES 613
FOOD, BEVERAGE & TOBACCO - 0.0%
241,644 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9.004 11/24/27 232
425,023 (a) Chobani LLC SOFR 12 M + 3.500% 8.946 10/25/27 426
520,853 (a) Hostess Brands LLC LIBOR 1 M + 2.250% 7.523 08/03/25 523
TOTAL FOOD, BEVERAGE & TOBACCO 1,181

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 1 (a) Da Vinci Purchaser Corp SOFR 1 M + 4.000% 8.953% 11/26/26 $ 0^
691,848 (a) DaVita, Inc SOFR 12 M + 1.750% 7.196 08/12/26 684
2,125,773 (a) Select Medical Corp SOFR 12 M + 3.000% 8.331 03/06/27 2,123
167,984 (a) Team Health Holdings, Inc SOFR 12 M + 5.250% 10.581 03/02/27 129
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,936
INSURANCE - 0.0%
1,408,752 (a) NFP Corp SOFR 12 M + 3.250% 8.696 02/15/27 1,394
TOTAL INSURANCE 1,394
MATERIALS - 0.0%
1,239,403 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7.181 09/07/27 1,239
844,890 (a) Berry Global, Inc SOFR 4 M + 1.750% 7.293 07/01/26 846
251,595 (a) Messer Industries USA, Inc SOFR 4 M + 2.500% 8.004 03/02/26 252
437,596 (a) PolyOne Corp SOFR 4 M + 3.060% 8.426 01/30/26 439
282,059 (a) Reynolds Consumer Products LLC SOFR 12 M + 1.750% 7.181 02/04/27 282
736,623 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8.696 02/05/26 737
TOTAL MATERIALS 3,795
MEDIA & ENTERTAINMENT - 0.1%
301,463 (a) Cablevision Lightpath LLC SOFR 1 M + 3.250% 8.697 12/01/27 298
1,401,748 (a) Charter Communications Operating LLC SOFR 4 M + 1.750% 7.116 02/01/27 1,402
693,916 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.800 11/08/27 693
509,825 (a) CSC Holdings LLC SOFR 1 M + 2.500% 7.947 04/15/27 463
967,725 (a),(c) Diamond Sports Group LLC SOFR 1 M + 3.250% 8.000 05/25/26 23
837,587 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10.446 08/02/27 821
574,707 (a) Mozart Borrower LP SOFR 12 M + 3.250% 8.696 10/23/28 574
488,744 (a) Rackspace Technology Global, Inc SOFR 1 M + 2.750% 8.194 02/09/28 225
8,877 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8.696 09/25/26 7
1,267,121 (a) TK Elevator US Newco, Inc SOFR 2M + 3.500% 9.381 07/30/27 1,266
1,642,000 (a) Virgin Media Bristol LLC SOFR 1 M + 2.500% 7.947 01/31/28 1,599
TOTAL MEDIA & ENTERTAINMENT 7,371
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
290,936 (a) Avantor, Inc SOFR 12 M + 2.250% 7.681 11/08/27 291
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 291
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
50,884 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8.183 08/21/25 51
519,079 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 2.750% 8.196 08/21/25 512
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 563
SOFTWARE & SERVICES - 0.1%
265,223 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8.446 10/30/26 266
601,798 (a) Camelot US Acquisition SOFR 12 M + 3.000% 8.446 10/30/26 602
1,703,659 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7.431 09/12/29 1,700
702,615 (a) Rocket Software, Inc SOFR 12 M + 4.250% 9.696 11/28/25 703
1,156,991 (a) UKG, Inc SOFR 4 M + 3.250% 8.618 05/04/26 1,155
TOTAL SOFTWARE & SERVICES 4,426
TELECOMMUNICATION SERVICES - 0.0%
455,553 (a) Zayo Group Holdings, Inc SOFR 12 M + 3.000% 8.446 03/09/27 373
TOTAL TELECOMMUNICATION SERVICES 373
TRANSPORTATION - 0.0%
399,938 (a) Air Canada SOFR 4 M + 3.500% 9.128 08/11/28 401
504,900 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.076 10/20/27 523
TOTAL TRANSPORTATION 924

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
UTILITIES - 0.0%
$ 168,171 (a) Samsonite IP Holdings Sarl SOFR 1 M + 2.750% 8.081% 06/09/30 $ 169
TOTAL UTILITIES 169
TOTAL BANK LOAN OBLIGATIONS 44,082
(Cost $45,585)
CORPORATE BONDS - 32.5%
AUTOMOBILES & COMPONENTS - 1.0%
EUR 300,000 Aptiv plc 1.500 03/10/25 305
EUR 500,000 (d) Dana Financing Luxembourg Sarl 3.000 07/15/29 411
225,000 Dana, Inc 5.375 11/15/27 208
350,000 (e) Dana, Inc 5.625 06/15/28 320
8,080,000 Ford Motor Credit Co LLC 6.950 03/06/26 8,067
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,582
8,250,000 General Motors Co 6.125 10/01/25 8,243
3,800,000 General Motors Co 5.400 10/15/29 3,622
5,500,000 General Motors Co 5.200 04/01/45 4,276
GBP 200,000 General Motors Financial Co, Inc 2.250 09/06/24 235
20,000,000 General Motors Financial Co, Inc 2.750 06/20/25 18,828
2,750,000 General Motors Financial Co, Inc 6.050 10/10/25 2,738
19,850,000 General Motors Financial Co, Inc 5.000 04/09/27 19,054
EUR 500,000 General Motors Financial Co, Inc 0.600 05/20/27 459
6,250,000 General Motors Financial Co, Inc 5.850 04/06/30 5,987
12,000,000 General Motors Financial Co, Inc 2.700 06/10/31 9,184
5,450,000 General Motors Financial Co, Inc 5.700 N/A(f) 4,658
EUR 205,000 (d) Goodyear Europe BV 2.750 08/15/28 179
3,575,000 (d) Hyundai Capital Services, Inc 2.125 04/24/25 3,363
EUR 400,000 (d),(g) IHO Verwaltungs GmbH 3.750 09/15/26 396
4,450,000 Magna International, Inc 3.625 06/15/24 4,379
EUR 300,000 Volkswagen Bank GmbH 2.500 07/31/26 299
150,000 (d) ZF North America Capital, Inc 6.875 04/14/28 147
TOTAL AUTOMOBILES & COMPONENTS 99,940
BANKS - 6.9%
2,000,000 (d) Akbank T.A.S. 6.800 06/22/31 1,872
1,775,000 (d) Banco de Credito del Peru 3.125 07/01/30 1,629
2,500,000 (d) Banco de Credito e Inversiones S.A. 2.875 10/14/31 1,999
3,000,000 (d) Banco del Estado de Chile 2.704 01/09/25 2,865
EUR 400,000 Banco Santander S.A. 0.200 02/11/28 356
400,000 Banco Santander S.A. 7.500 N/A(f) 389
2,650,000 Bancolombia S.A. 4.625 12/18/29 2,282
2,750,000 (d) Banistmo S.A. 4.250 07/31/27 2,453
8,100,000 (d) Bank Hapoalim BM 3.255 01/21/32 6,905
6,300,000 (d) Bank Leumi Le-Israel BM 3.275 01/29/31 5,618
EUR 400,000 Bank of America Corp 1.375 03/26/25 407
EUR 300,000 Bank of America Corp 1.776 05/04/27 297
11,500,000 Bank of America Corp 5.202 04/25/29 11,078
34,450,000 Bank of America Corp 2.496 02/13/31 27,610
55,925,000 Bank of America Corp 2.592 04/29/31 44,941
8,200,000 Bank of America Corp 5.015 07/22/33 7,544
39,000,000 Bank of America Corp 5.288 04/25/34 36,290
9,650,000 Bank of America Corp 5.872 09/15/34 9,391
26,750,000 Bank of America Corp 2.676 06/19/41 17,130
5,000,000 Bank of America Corp 6.250 N/A(f) 4,919
3,000,000 Bank of America Corp 6.100 N/A(f) 2,938
2,975,000 Bank of Montreal 3.803 12/15/32 2,599
GBP 300,000 Banque Federative du Credit Mutuel S.A. 4.875 09/25/25 359
9,475,000 Barclays plc 3.932 05/07/25 9,330

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,075,000 Barclays plc 3.330% 11/24/42 $ 3,875
5,600,000 (d) BNP Paribas S.A. 1.904 09/30/28 4,738
5,000,000 (d) BNP Paribas S.A. 2.159 09/15/29 4,123
2,775,000 (d) BNP Paribas S.A. 2.588 08/12/35 2,081
36,375,000 Citigroup, Inc 3.200 10/21/26 33,582
11,970,000 Citigroup, Inc 4.125 07/25/28 10,890
7,125,000 Citigroup, Inc 2.572 06/03/31 5,682
15,100,000 Citigroup, Inc 4.910 05/24/33 13,740
39,225,000 Citigroup, Inc 6.270 11/17/33 39,109
1,725,000 Citigroup, Inc 6.174 05/25/34 1,649
6,750,000 Citigroup, Inc 7.625 N/A(f) 6,585
5,000,000 Citigroup, Inc 5.000 N/A(f) 4,728
8,425,000 Cooperatieve Rabobank UA 3.750 07/21/26 7,845
6,100,000 (d) Credit Agricole S.A. 4.125 01/10/27 5,744
GBP 600,000 Danske Bank A.S. 2.250 01/14/28 638
2,450,000 (d) DBS Group Holdings Ltd 4.520 12/11/28 2,442
2,975,000 (d) Development Bank of Kazakhstan JSC 2.950 05/06/31 2,339
7,525,000 Discover Bank 2.450 09/12/24 7,233
7,305,000 Discover Bank 3.450 07/27/26 6,644
3,750,000 Discover Bank 2.700 02/06/30 2,916
3,325,000 (d) Grupo Aval Ltd 4.375 02/04/30 2,531
2,880,000 (d) Hana Bank 3.500 N/A(f) 2,558
9,925,000 HSBC Holdings plc 4.292 09/12/26 9,536
6,200,000 HSBC Holdings plc 2.013 09/22/28 5,262
12,400,000 HSBC Holdings plc 7.390 11/03/28 12,828
11,925,000 HSBC Holdings plc 2.206 08/17/29 9,829
3,750,000 HSBC Holdings plc 3.973 05/22/30 3,298
7,000,000 Huntington Bancshares, Inc 5.625 N/A(f) 6,158
EUR 500,000 ING Groep NV 1.250 02/16/27 490
2,125,000 (d) Intercorp Financial Services, Inc 4.125 10/19/27 1,880
200,000 (d) Intesa Sanpaolo S.p.A 4.198 06/01/32 147
31,125,000 JPMorgan Chase & Co 2.301 10/15/25 29,854
14,600,000 JPMorgan Chase & Co 3.200 06/15/26 13,727
8,325,000 JPMorgan Chase & Co 4.323 04/26/28 7,899
EUR 600,000 JPMorgan Chase & Co 1.638 05/18/28 577
10,500,000 JPMorgan Chase & Co 3.702 05/06/30 9,365
6,925,000 JPMorgan Chase & Co 1.953 02/04/32 5,252
19,775,000 JPMorgan Chase & Co 4.912 07/25/33 18,194
24,425,000 JPMorgan Chase & Co 5.350 06/01/34 23,162
2,625,000 JPMorgan Chase & Co 2.525 11/19/41 1,649
10,750,000 JPMorgan Chase & Co 3.157 04/22/42 7,386
5,500,000 JPMorgan Chase & Co 5.000 N/A(f) 5,316
11,100,000 JPMorgan Chase & Co 6.100 N/A(f) 10,969
6,250,000 JPMorgan Chase & Co 3.650 N/A(f) 5,455
5,950,000 M&T Bank Corp 3.500 N/A(f) 4,184
3,675,000 (d) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 3,203
5,700,000 NatWest Group plc 5.516 09/30/28 5,515
2,100,000 (d) Oversea-Chinese Banking Corp Ltd 1.832 09/10/30 1,930
6,000,000 PNC Financial Services Group, Inc 3.900 04/29/24 5,925
7,465,000 PNC Financial Services Group, Inc 3.400 N/A(f) 5,522
CNY 8,000,000 QNB Finance Ltd 3.150 02/04/26 1,068
7,800,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 7,215
11,700,000 Toronto-Dominion Bank 4.285 09/13/24 11,512
2,350,000 Toronto-Dominion Bank 3.625 09/15/31 2,174
2,400,000 Truist Financial Corp 4.000 05/01/25 2,317
5,000,000 Truist Financial Corp 4.950 N/A(f) 4,598
9,000,000 Truist Financial Corp 4.800 N/A(f) 7,715
1,600,000 (d) Turkiye Vakiflar Bankasi TAO 5.500 10/01/26 1,478
3,000,000 (d) United Overseas Bank Ltd 1.250 04/14/26 2,704
2,350,000 (d) United Overseas Bank Ltd 3.750 04/15/29 2,320
3,500,000 (d) United Overseas Bank Ltd 2.000 10/14/31 3,104
3,700,000 Wells Fargo & Co 3.750 01/24/24 3,673

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,300,000 Wells Fargo & Co 3.550% 09/29/25 $ 5,066
14,075,000 Wells Fargo & Co 3.526 03/24/28 12,926
16,375,000 Wells Fargo & Co 2.393 06/02/28 14,360
6,000,000 Wells Fargo & Co 5.900 N/A(f) 5,880
10,000,000 Wells Fargo & Co 3.900 N/A(f) 8,734
8,500,000 Wells Fargo & Co 5.875 N/A(f) 8,335
5,775,000 Wells Fargo & Co 7.625 N/A(f) 5,822
4,521,000 Westpac Banking Corp 2.668 11/15/35 3,387
TOTAL BANKS 701,773
CAPITAL GOODS - 0.9%
3,250,000 Air Lease Corp 3.125 12/01/30 2,646
25,400,000 Boeing Co 2.196 02/04/26 23,322
5,350,000 Boeing Co 3.250 02/01/28 4,824
7,600,000 Boeing Co 2.950 02/01/30 6,394
3,352,000 Boeing Co 3.250 02/01/35 2,577
3,350,000 Boeing Co 5.705 05/01/40 3,091
8,425,000 Boeing Co 5.805 05/01/50 7,629
1,300,000 (d) Embraer Netherlands Finance BV 7.000 07/28/30 1,289
EUR 500,000 Honeywell International, Inc 0.000 03/10/24 519
7,275,000 Northrop Grumman Corp 3.250 01/15/28 6,672
15,300,000 Raytheon Technologies Corp 4.125 11/16/28 14,267
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 460
5,575,000 Raytheon Technologies Corp 2.250 07/01/30 4,485
4,850,000 Raytheon Technologies Corp 5.150 02/27/33 4,593
5,390,000 Raytheon Technologies Corp 4.500 06/01/42 4,409
EUR 800,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 683
5,425,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 4,998
4,000,000 (d) TSMC Global Ltd 1.000 09/28/27 3,370
300,000 (d) WESCO Distribution, Inc 7.250 06/15/28 301
TOTAL CAPITAL GOODS 96,529
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
EUR 1,000,000 (d) Albion Financing 1 SARL 5.250 10/15/26 999
EUR 250,000 (d) Allied Universal Holdco LLC 3.625 06/01/28 217
325,000 (d) ASGN, Inc 4.625 05/15/28 290
250,000 (d) GFL Environmental, Inc 4.250 06/01/25 240
1,000,000 (d) GFL Environmental, Inc 3.750 08/01/25 948
3,075,000 (d) H&E Equipment Services, Inc 3.875 12/15/28 2,626
CNY 9,000,000 International Bank for Reconstruction & Development 3.050 03/16/24 1,229
3,845,000 (d) Iron Mountain, Inc 7.000 02/15/29 3,761
1,880,000 (d) Prime Security Services Borrower LLC 5.250 04/15/24 1,867
2,000,000 (d) Prime Security Services Borrower LLC 5.750 04/15/26 1,940
1,325,000 (d) Prime Security Services Borrower LLC 3.375 08/31/27 1,161
725,000 (d) Prime Security Services Borrower LLC 6.250 01/15/28 671
3,771,000 Republic Services, Inc 2.900 07/01/26 3,527
2,525,000 Waste Management, Inc 2.500 11/15/50 1,431
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,907
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
5,575,000 AutoZone, Inc 1.650 01/15/31 4,192
550,000 (d) Group 1 Automotive, Inc 4.000 08/15/28 478
200,000 (d) Kia Corp 2.750 02/14/27 181
925,000 (d) L Brands, Inc 6.625 10/01/30 867
875,000 (d) Lithia Motors, Inc 4.625 12/15/27 799
8,850,000 Lowe's Cos, Inc 4.250 04/01/52 6,529
5,100,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,856
6,875,000 O'Reilly Automotive, Inc 3.600 09/01/27 6,420
4,075,000 O'Reilly Automotive, Inc 4.200 04/01/30 3,717
12,400,000 O'Reilly Automotive, Inc 1.750 03/15/31 9,452
5,050,000 (d) Prosus NV 4.987 01/19/52 3,323

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 (d) Staples, Inc 7.500% 04/15/26 $ 2,467
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 43,281
CONSUMER DURABLES & APPAREL - 0.0%
149,000 Newell Brands, Inc 4.875 06/01/25 143
TOTAL CONSUMER DURABLES & APPAREL 143
CONSUMER SERVICES - 0.5%
9,820,000 Amherst College 4.100 11/01/45 7,552
3,800,000 (d) ENA Master Trust 4.000 05/19/48 2,722
125,000 (d) Hilton Domestic Operating Co, Inc 5.750 05/01/28 121
1,151,000 (d) International Game Technology plc 6.500 02/15/25 1,149
8,000,000 President and Fellows of Harvard College 3.529 10/01/31 7,181
14,250,000 President and Fellows of Harvard College 3.619 10/01/37 11,752
1,000,000 (e) Sands China Ltd 2.550 03/08/27 867
2,100,000 Sands China Ltd 5.900 08/08/28 1,977
15,000,000 Smith College 4.620 07/01/45 12,498
TOTAL CONSUMER SERVICES 45,819
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Costco Wholesale Corp 1.600 04/20/30 3,212
5,450,000 SYSCO Corp 3.150 12/14/51 3,351
8,500,000 Walmart, Inc 1.800 09/22/31 6,690
4,000,000 Walmart, Inc 2.500 09/22/41 2,677
7,400,000 Walmart, Inc 4.500 04/15/53 6,369
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 22,299
ENERGY - 2.5%
EUR 500,000 BP Capital Markets plc 1.231 05/08/31 427
2,973,000 Cenovus Energy, Inc 5.400 06/15/47 2,554
6,850,000 Cheniere Energy Partners LP 3.250 01/31/32 5,444
900,000 Chevron USA, Inc 3.900 11/15/24 885
7,200,000 Diamondback Energy, Inc 4.400 03/24/51 5,307
700,000 Ecopetrol S.A. 5.375 06/26/26 672
2,000,000 Ecopetrol S.A. 6.875 04/29/30 1,826
2,125,000 Ecopetrol S.A. 4.625 11/02/31 1,622
3,000,000 (d) Empresa Nacional del Petroleo 5.250 11/06/29 2,802
12,968,000 Enbridge, Inc 3.125 11/15/29 11,178
3,925,000 Enbridge, Inc 5.700 03/08/33 3,760
2,950,000 (e) Enbridge, Inc 3.400 08/01/51 1,842
4,575,000 Energy Transfer LP 2.900 05/15/25 4,346
4,725,000 Energy Transfer LP 4.750 01/15/26 4,598
6,350,000 Energy Transfer LP 4.950 06/15/28 6,077
4,225,000 Energy Transfer LP 5.250 04/15/29 4,051
2,900,000 Energy Transfer LP 5.750 02/15/33 2,788
775,000 Energy Transfer LP 5.400 10/01/47 639
8,700,000 Energy Transfer LP 6.250 04/15/49 7,982
9,125,000 Energy Transfer LP 5.000 05/15/50 7,158
2,950,000 Energy Transfer Operating LP 5.500 06/01/27 2,904
5,125,000 Enterprise Products Operating LLC 3.700 02/15/26 4,910
5,425,000 Enterprise Products Operating LLC 3.125 07/31/29 4,766
2,650,000 Enterprise Products Operating LLC 4.250 02/15/48 2,075
6,200,000 Enterprise Products Operating LLC 4.200 01/31/50 4,783
10,600,000 Enterprise Products Operating LLC 3.700 01/31/51 7,497
4,500,000 Enterprise Products Operating LLC 3.200 02/15/52 2,873
6,500,000 Enterprise Products Operating LLC 3.300 02/15/53 4,230
450,000 (d) EQM Midstream Partners LP 6.000 07/01/25 443
2,661,300 (d) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,217
3,300,000 (d) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,550
3,200,000 (d),(e) KazTransGas JSC 4.375 09/26/27 2,944
2,900,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 2,443
5,325,000 (e) Magellan Midstream Partners LP 3.250 06/01/30 4,537

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,375,000 Marathon Petroleum Corp 3.800% 04/01/28 $ 7,700
5,060,000 Marathon Petroleum Corp 4.750 09/15/44 4,009
5,500,000 Marathon Petroleum Corp 5.000 09/15/54 4,255
725,000 (d) MEG Energy Corp 5.875 02/01/29 677
8,950,000 MPLX LP 1.750 03/01/26 8,115
20,000,000 MPLX LP 2.650 08/15/30 16,151
5,825,000 MPLX LP 4.700 04/15/48 4,415
275,000 Murphy Oil Corp 5.875 12/01/27 267
1,000,000 NAK Naftogaz Ukraine via Kondor Finance plc 7.650 07/31/24 670
2,200,000 Occidental Petroleum Corp 5.550 03/15/26 2,171
1,350,000 (d) Oleoducto Central S.A. 4.000 07/14/27 1,203
5,000,000 ONEOK, Inc 4.500 03/15/50 3,626
315,000 (d) Parkland Corp 4.625 05/01/30 269
500,000 (d) Parkland Fuel Corp 5.875 07/15/27 476
1,425,000 (d) Pertamina Persero PT 3.650 07/30/29 1,274
1,200,000 Petrobras Global Finance BV 5.999 01/27/28 1,191
560,000 Petrobras Global Finance BV 7.250 03/17/44 550
5,300,000 Petroleos Mexicanos 5.950 01/28/31 3,794
3,000,000 Petroleos Mexicanos 6.700 02/16/32 2,227
13,575,000 Phillips 66 2.150 12/15/30 10,688
3,225,000 Phillips 66 3.300 03/15/52 2,026
2,375,000 Phillips 66 Co 4.680 02/15/45 1,891
475,000 Plains All American Pipeline LP 3.800 09/15/30 408
2,063,025 (d) Rio Oil Finance Trust 8.200 04/06/28 2,073
6,200,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 6,189
4,800,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 4,402
1,700,000 (d) Santos Finance Ltd 3.649 04/29/31 1,358
2,000,000 (d) Saudi Arabian Oil Co 2.250 11/24/30 1,602
3,000,000 (d) Saudi Arabian Oil Co 3.250 11/24/50 1,873
6,500,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 6,036
3,350,000 Targa Resources Corp 4.200 02/01/33 2,848
425,000 Targa Resources Partners LP 6.500 07/15/27 428
4,300,000 (d) Thaioil Treasury Center Co Ltd 2.500 06/18/30 3,364
11,000,000 TotalEnergies Capital International S.A. 3.127 05/29/50 7,169
4,675,000 Williams Cos, Inc 2.600 03/15/31 3,723
9,250,000 (e) Williams Cos, Inc 5.650 03/15/33 8,938
TOTAL ENERGY 253,186
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
5,100,000 Agree LP 2.000 06/15/28 4,219
1,675,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 1,552
5,500,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 5,126
2,418,000 American Tower Corp 3.375 10/15/26 2,251
EUR 450,000 American Tower Corp 0.450 01/15/27 418
1,600,000 American Tower Corp 3.600 01/15/28 1,452
4,350,000 American Tower Corp 3.800 08/15/29 3,869
13,700,000 American Tower Corp 2.900 01/15/30 11,382
2,750,000 American Tower Corp 2.100 06/15/30 2,140
3,825,000 American Tower Corp 1.875 10/15/30 2,895
4,125,000 Brandywine Operating Partnership LP 4.100 10/01/24 3,998
5,825,000 Brixmor Operating Partnership LP 3.850 02/01/25 5,612
1,075,000 Brixmor Operating Partnership LP 2.250 04/01/28 905
14,275,000 Crown Castle, Inc 2.250 01/15/31 11,078
1,800,000 Crown Castle, Inc 2.100 04/01/31 1,373
3,200,000 CubeSmart LP 2.250 12/15/28 2,677
GBP 400,000 Digital Stout Holding LLC 3.750 10/17/30 410
2,275,000 Equinix, Inc 2.150 07/15/30 1,787
6,700,000 Essex Portfolio LP 3.000 01/15/30 5,567
6,600,000 Healthcare Realty Holdings LP 3.875 05/01/25 6,223
6,250,000 Healthcare Realty Holdings LP 3.500 08/01/26 5,806
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,671
8,975,000 Healthcare Realty Holdings LP 3.100 02/15/30 7,473

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,750,000 Healthcare Realty Holdings LP 2.400% 03/15/30 $ 1,351
1,050,000 Healthcare Realty Holdings LP 2.050 03/15/31 759
7,950,000 Highwoods Realty LP 3.875 03/01/27 7,242
2,900,000 Highwoods Realty LP 4.125 03/15/28 2,591
2,875,000 Highwoods Realty LP 4.200 04/15/29 2,436
4,000,000 Highwoods Realty LP 3.050 02/15/30 3,074
5,300,000 Kite Realty Group Trust 4.750 09/15/30 4,719
5,224,000 Mid-America Apartments LP 4.300 10/15/23 5,221
4,475,000 Mid-America Apartments LP 3.750 06/15/24 4,404
4,300,000 Mid-America Apartments LP 4.000 11/15/25 4,160
11,100,000 Mid-America Apartments LP 2.750 03/15/30 9,337
3,025,000 Mid-America Apartments LP 1.700 02/15/31 2,312
2,575,000 Mid-America Apartments LP 2.875 09/15/51 1,482
600,000 National Retail Properties, Inc 4.000 11/15/25 574
3,000,000 National Retail Properties, Inc 3.600 12/15/26 2,788
1,800,000 NNN REIT, Inc 5.600 10/15/33 1,696
1,275,000 ProLogis LP 2.875 11/15/29 1,094
3,125,000 ProLogis LP 1.750 07/01/30 2,429
6,350,000 Regency Centers LP 3.900 11/01/25 6,020
1,025,000 Regency Centers LP 3.600 02/01/27 958
5,500,000 Regency Centers LP 2.950 09/15/29 4,681
8,150,000 (d) SBA Tower Trust 2.836 01/15/25 7,801
11,046,000 (d) SBA Tower Trust 1.884 01/15/26 9,987
25,315,000 (d) SBA Tower Trust 1.631 11/15/26 21,894
42,100,000 (d) SBA Tower Trust 1.840 04/15/27 36,067
2,968,000 SITE Centers Corp 3.625 02/01/25 2,825
3,850,000 SITE Centers Corp 4.700 06/01/27 3,564
3,025,000 Weingarten Realty Investors 4.450 01/15/24 3,007
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 245,357
FINANCIAL SERVICES - 2.3%
8,975,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,100
18,194,000 AerCap Ireland Capital DAC 3.000 10/29/28 15,601
2,650,000 AerCap Ireland Capital DAC 3.300 01/30/32 2,106
2,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 1,596
1,375,000 American Express Co 2.550 03/04/27 1,240
7,500,000 American Express Co 3.550 N/A(f) 5,955
EUR 425,000 American Honda Finance Corp 1.950 10/18/24 440
3,010,000 (d) Bangkok Bank PCL 3.466 09/23/36 2,334
10,000,000 Bank of New York Mellon Corp 4.700 N/A(f) 9,626
300,000 (d) BBVA Bancomer S.A. 5.350 11/12/29 289
1,500,000 (d) BBVA Bancomer S.A. 5.125 01/18/33 1,291
1,400,000 (d) BBVA Bancomer S.A. 8.450 06/29/38 1,380
449,000 (d) BPCE S.A. 4.625 07/11/24 440
EUR 300,000 BPCE S.A. 0.500 09/15/27 282
EUR 500,000 Capital One Financial Corp 0.800 06/12/24 514
6,635,000 (e) Capital One Financial Corp 3.950 N/A(f) 4,980
EUR 100,000 Celanese US Holdings LLC 0.625 09/10/28 84
7,000,000 Charles Schwab Corp 5.375 N/A(f) 6,725
6,250,000 Community Preservation Corp 2.867 02/01/30 5,196
2,950,000 (d) Credit Suisse Group AG. 2.193 06/05/26 2,744
9,100,000 (d) Credit Suisse Group AG. 1.305 02/02/27 8,070
6,200,000 (d) Credit Suisse Group AG. 6.442 08/11/28 6,195
7,350,000 Deutsche Bank AG. 5.371 09/09/27 7,177
5,575,000 Deutsche Bank AG. 2.311 11/16/27 4,855
600,000 Deutsche Bank AG. 3.742 01/07/33 431
3,543,000 Equitable Holdings, Inc 4.950 N/A(f) 3,334
EUR 375,000 Fidelity National Information Services, Inc 1.100 07/15/24 387
12,825,000 Goldman Sachs Group, Inc 3.500 04/01/25 12,349
10,750,000 Goldman Sachs Group, Inc 4.482 08/23/28 10,175
6,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 4,498
12,080,000 Goldman Sachs Group, Inc 2.615 04/22/32 9,435

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,500,000 Goldman Sachs Group, Inc 4.411% 04/23/39 $ 2,881
6,825,000 Goldman Sachs Group, Inc 3.436 02/24/43 4,707
3,000,000 Goldman Sachs Group, Inc 3.800 N/A(f) 2,446
200,000 (d) Indian Railway Finance Corp Ltd 3.249 02/13/30 169
3,600,000 (d) Indian Railway Finance Corp Ltd 2.800 02/10/31 2,899
1,700,000 (d) Indian Railway Finance Corp Ltd 3.570 01/21/32 1,412
3,000,000 (d) Minejesa Capital BV 4.625 08/10/30 2,665
10,000,000 Morgan Stanley 2.188 04/28/26 9,394
31,425,000 Morgan Stanley 3.125 07/27/26 29,187
EUR 700,000 Morgan Stanley 1.342 10/23/26 696
1,400,000 Morgan Stanley 5.449 07/20/29 1,364
EUR 500,000 Morgan Stanley 2.950 05/07/32 469
14,250,000 Morgan Stanley 5.250 04/21/34 13,231
5,150,000 Morgan Stanley 5.424 07/21/34 4,858
4,440,000 Northern Trust Corp 4.600 N/A(f) 3,996
3,350,000 (d) Power Finance Corp Ltd 3.950 04/23/30 2,910
1,000,000 REC Ltd 4.625 03/22/28 931
4,125,000 (d) Societe Generale S.A. 4.027 01/21/43 2,588
550,000 Springleaf Finance Corp 5.375 11/15/29 461
8,825,000 UBS Group AG. 3.750 03/26/25 8,488
3,065,000 (d) UBS Group AG. 3.179 02/11/43 1,982
4,225,000 Visa, Inc 2.700 04/15/40 2,975
TOTAL FINANCIAL SERVICES 238,538
FOOD, BEVERAGE & TOBACCO - 1.2%
2,600,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,129
6,975,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,393
12,875,000 Anheuser-Busch Cos LLC 4.900 02/01/46 11,221
16,850,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 16,337
11,500,000 BAT Capital Corp 2.259 03/25/28 9,726
10,225,000 BAT Capital Corp 4.906 04/02/30 9,381
4,400,000 BAT Capital Corp 2.726 03/25/31 3,395
10,000,000 BAT International Finance plc 4.448 03/16/28 9,325
3,875,000 (d) Cia Cervecerias Unidas S.A. 3.350 01/19/32 3,172
3,000,000 (d) Coca-Cola Icecek AS. 4.500 01/20/29 2,667
1,700,000 Constellation Brands, Inc 4.400 11/15/25 1,654
2,675,000 Constellation Brands, Inc 3.700 12/06/26 2,525
1,050,000 Constellation Brands, Inc 3.150 08/01/29 920
6,900,000 Constellation Brands, Inc 2.875 05/01/30 5,791
20,175,000 Constellation Brands, Inc 2.250 08/01/31 15,716
4,500,000 Diageo Capital plc 1.375 09/29/25 4,159
8,050,000 Diageo Capital plc 2.375 10/24/29 6,818
2,850,000 Diageo Capital plc 2.000 04/29/30 2,312
2,500,000 (d) Grupo Bimbo SAB de C.V. 4.700 11/10/47 2,022
3,950,000 Kraft Heinz Foods Co 4.375 06/01/46 3,078
250,000 (d) Sigma Alimentos S.A. de C.V. 4.125 05/02/26 238
TOTAL FOOD, BEVERAGE & TOBACCO 118,979
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,500,000 Abbott Laboratories 5.300 05/27/40 1,472
1,925,000 Boston Scientific Corp 2.650 06/01/30 1,609
3,285,000 Centene Corp 2.450 07/15/28 2,775
2,910,000 Centene Corp 3.000 10/15/30 2,347
19,230,000 Children's Hospital Medic 4.268 05/15/44 15,860
1,766,000 CVS Health Corp 3.750 04/01/30 1,561
15,950,000 CVS Health Corp 1.750 08/21/30 12,274
9,750,000 CVS Health Corp 4.780 03/25/38 8,396
4,050,000 CVS Health Corp 2.700 08/21/40 2,553
20,300,000 CVS Health Corp 5.050 03/25/48 16,866
4,105,000 Dartmouth-Hitchcock Health 4.178 08/01/48 2,994
10,775,000 Elevance Health, Inc 2.250 05/15/30 8,766
4,750,000 Elevance Health, Inc 5.125 02/15/53 4,194

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,225,000 HCA, Inc 5.625% 09/01/28 $ 4,120
6,200,000 HCA, Inc 3.625 03/15/32 5,139
4,300,000 HCA, Inc 5.500 06/15/47 3,670
5,350,000 HCA, Inc 4.625 03/15/52 4,017
3,500,000 (d) Hologic, Inc 3.250 02/15/29 2,956
6,125,000 Humana, Inc 2.150 02/03/32 4,628
2,700,000 Humana, Inc 5.875 03/01/33 2,684
GBP 500,000 McKesson Corp 3.125 02/17/29 537
2,925,000 McKesson Corp 5.100 07/15/33 2,795
12,500,000 Mercy Health 3.382 11/01/25 11,844
5,000,000 New York and Presbyterian Hospital 3.563 08/01/36 3,943
EUR 450,000 Stryker Corp 2.625 11/30/30 433
375,000 Tenet Healthcare Corp 4.625 06/15/28 338
5,775,000 UnitedHealth Group, Inc 2.950 10/15/27 5,283
10,700,000 UnitedHealth Group, Inc 2.300 05/15/31 8,645
3,250,000 UnitedHealth Group, Inc 3.750 10/15/47 2,390
TOTAL HEALTH CARE EQUIPMENT & SERVICES 145,089
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR 750,000 (d) Coty, Inc 3.875 04/15/26 772
EUR 300,000 Procter & Gamble Co 3.250 08/02/31 308
EUR 600,000 The Procter & Gamble Company 0.625 10/30/24 613
EUR 400,000 The Procter & Gamble Company 1.875 10/30/38 326
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,019
INSURANCE - 1.5%
825,000 (d) Alliant Holdings Intermediate LLC 4.250 10/15/27 739
6,800,000 (d) Allianz SE 6.350 09/06/53 6,565
4,925,000 Aon Corp 2.800 05/15/30 4,099
3,900,000 Aon Corp 5.350 02/28/33 3,739
8,306,000 Aon Global Ltd 3.500 06/14/24 8,153
5,250,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,217
16,000,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 9,955
1,400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,044
EUR 500,000 Chubb INA Holdings, Inc 1.550 03/15/28 474
EUR 450,000 Chubb INA Holdings, Inc 1.400 06/15/31 385
1,500,000 CNA Financial Corp 3.950 05/15/24 1,480
1,825,000 (d) Equitable Financial Life Global Funding 1.400 07/07/25 1,676
EUR 250,000 (d) Fairfax Financial Holdings Ltd 2.750 03/29/28 241
5,575,000 (d) Five Corners Funding Trust 4.419 11/15/23 5,560
7,325,000 (d) Five Corners Funding Trust II 2.850 05/15/30 6,108
3,000,000 (d) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,663
22,408,000 Hartford Financial Services Group, Inc 2.800 08/19/29 19,221
1,100,000 Hartford Financial Services Group, Inc 4.300 04/15/43 849
2,500,000 Hartford Financial Services Group, Inc 2.900 09/15/51 1,470
EUR 750,000 Liberty Mutual Group, Inc 2.750 05/04/26 761
EUR 400,000 (d) Liberty Mutual Group, Inc 4.625 12/02/30 406
4,100,000 (d) Liberty Mutual Group, Inc 3.951 10/15/50 2,753
4,825,000 (d) Liberty Mutual Group, Inc 5.500 06/15/52 4,135
440,000 Marsh & McLennan Cos, Inc 3.500 03/10/25 426
7,000,000 MetLife, Inc 3.600 04/10/24 6,915
1,250,000 MetLife, Inc 3.600 11/13/25 1,202
1,750,000 MetLife, Inc 5.000 07/15/52 1,510
11,820,000 MetLife, Inc 3.850 N/A(f) 10,935
GBP 200,000 Metropolitan Life Global Funding I 4.125 09/02/25 237
8,200,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5.875 05/23/42 7,897
11,875,000 PartnerRe Finance B LLC 4.500 10/01/50 10,072
5,250,000 Principal Financial Group, Inc 2.125 06/15/30 4,175
1,450,000 Prudential Financial, Inc 3.905 12/07/47 1,051
6,960,000 Prudential Financial, Inc 3.700 10/01/50 5,660
3,875,000 Prudential Financial, Inc 5.125 03/01/52 3,337
3,275,000 Reinsurance Group of America, Inc 3.900 05/15/29 2,934

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,600,000 (d) Swiss Re Finance Luxembourg S.A. 5.000% 04/02/49 $ 5,247
TOTAL INSURANCE 148,291
MATERIALS - 1.0%
7,975,000 Albemarle Corp 4.650 06/01/27 7,604
1,925,000 (d) Alpek SAB de C.V. 4.250 09/18/29 1,683
2,600,000 (d) Alpek SAB de C.V. 3.250 02/25/31 2,041
852,000 Amcor Flexibles North America, Inc 3.100 09/15/26 777
4,879,000 Amcor Flexibles North America, Inc 2.630 06/19/30 3,939
9,400,000 Amcor Flexibles North America, Inc 2.690 05/25/31 7,453
2,600,000 (d) Anglo American Capital plc 3.875 03/16/29 2,330
4,550,000 (d) Anglo American Capital plc 2.625 09/10/30 3,635
11,325,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 9,118
2,000,000 (d) Antofagasta plc 5.625 05/13/32 1,906
EUR 500,000 (d) Ardagh Metal Packaging Finance USA LLC 2.000 09/01/28 438
EUR 250,000 (d) Ardagh Metal Packaging Finance USA LLC 3.000 09/01/29 201
1,875,000 Ball Corp 2.875 08/15/30 1,486
14,250,000 Berry Global, Inc 1.570 01/15/26 12,881
200,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 180
3,000,000 (d) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 2,641
1,650,000 (d) Celulosa Arauco y Constitucion S.A. 4.200 01/29/30 1,414
2,500,000 (d) Cemex SAB de C.V. 5.450 11/19/29 2,368
1,600,000 (d) Cemex SAB de C.V. 5.125 N/A(f) 1,498
4,200,000 (d) Corp Nacional del Cobre de Chile 3.625 08/01/27 3,859
EUR 500,000 Dow Chemical Co 0.500 03/15/27 465
2,800,000 (d) Equate Petrochemical BV 2.625 04/28/28 2,417
1,800,000 (d) Freeport Indonesia PT 4.763 04/14/27 1,708
2,400,000 (d) Fresnillo plc 4.250 10/02/50 1,673
1,850,000 (d) Gold Fields Orogen Holdings BVI Ltd 6.125 05/15/29 1,796
3,600,000 (d) Inversiones CMPC S.A. 3.000 04/06/31 2,866
3,525,000 (d) Midwest Connector Capital Co LLC 4.625 04/01/29 3,222
4,000,000 Newmont Corp 2.250 10/01/30 3,185
3,400,000 Newmont Corp 2.600 07/15/32 2,663
6,675,000 Nutrien Ltd 2.950 05/13/30 5,572
1,920,000 (d) OCI NV 4.625 10/15/25 1,815
875,000 (d) OCP S.A. 3.750 06/23/31 689
EUR 250,000 (d) Olympus Water US Holding Corp 3.875 10/01/28 220
1,175,000 (d) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,046
375,000 (d) PolyOne Corp 5.750 05/15/25 368
250,000 (d) SABIC Capital II BV 4.000 10/10/23 249
2,075,000 Sasol Financing USA LLC 4.375 09/18/26 1,840
3,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,843
4,300,000 Suzano Austria GmbH 3.125 01/15/32 3,302
200,000 (d) UltraTech Cement Ltd 2.800 02/16/31 157
TOTAL MATERIALS 104,548
MEDIA & ENTERTAINMENT - 1.6%
2,200,000 Activision Blizzard, Inc 3.400 09/15/26 2,086
1,950,000 (d) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,356
3,975,045 (d) Alfa Desarrollo S.p.A 4.550 09/27/51 2,717
1,550,000 Baidu, Inc 1.625 02/23/27 1,358
3,000,000 (d) Banco Nacional de Panama 2.500 08/11/30 2,325
EUR 400,000 (d) Blackstone Private Credit Fund 1.750 11/30/26 366
3,000,000 (d) BOC Aviation USA Corp 1.625 04/29/24 2,923
EUR 750,000 (d) BOI Finance BV 7.500 02/16/27 671
1,775,000 (d),(e) Cable Onda S.A. 4.500 01/30/30 1,449
5,000,000 (d) CCO Holdings LLC 4.250 02/01/31 3,980
10,200,000 (e) Charter Communications Operating LLC 4.400 04/01/33 8,675
14,100,000 Charter Communications Operating LLC 3.500 03/01/42 8,713
6,150,000 Charter Communications Operating LLC 5.125 07/01/49 4,483
20,345,000 Charter Communications Operating LLC 4.800 03/01/50 14,227
3,000,000 Charter Communications Operating LLC 3.700 04/01/51 1,746

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 450,000 Comcast Corp 0.250% 05/20/27 $ 417
$ 10,000,000 Comcast Corp 4.150 10/15/28 9,473
17,000,000 Comcast Corp 3.200 07/15/36 13,108
1,925,000 Comcast Corp 3.900 03/01/38 1,572
28,050,000 Comcast Corp 2.887 11/01/51 16,531
5,000,000 (d) CSC Holdings LLC 3.375 02/15/31 3,407
GBP 300,000 Discovery Communications LLC 2.500 09/20/24 354
3,000,000 (d) EIG Pearl Holdings Sarl 3.545 08/31/36 2,428
EUR 500,000 (d) Emerald Debt Merger Sub LLC 6.375 12/15/30 527
200,000 (d) ENN Clean Energy International Investment Ltd 3.375 05/12/26 184
3,875,000 Extra Space Storage LP 2.400 10/15/31 2,967
4,000,000 (d) Genm Capital Labuan Ltd 3.882 04/19/31 3,130
5,975,000 Haleon US Capital LLC 3.375 03/24/27 5,543
3,500,000 Haleon US Capital LLC 3.625 03/24/32 3,002
650,000 Lamar Media Corp 3.750 02/15/28 575
1,000,000 Lamar Media Corp 4.000 02/15/30 847
2,934,000 (d) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 2,618
2,675,000 (d) Sirius XM Radio, Inc 4.125 07/01/30 2,142
4,071,942 (d) Sweihan PV Power Co PJSC 3.625 01/31/49 3,151
GBP 200,000 Time Warner Cable LLC 5.750 06/02/31 227
4,400,000 Time Warner Cable LLC 5.875 11/15/40 3,646
3,450,000 Time Warner Cable LLC 4.500 09/15/42 2,390
EUR 700,000 (d) VZ Secured Financing BV 3.500 01/15/32 567
2,105,000 Walt Disney Co 7.625 11/30/28 2,320
9,800,000 Warnermedia Holdings, Inc 3.755 03/15/27 9,048
18,225,000 Warnermedia Holdings, Inc 5.050 03/15/42 14,095
2,375,000 Warnermedia Holdings, Inc 5.141 03/15/52 1,765
2,700,000 Weibo Corp 3.375 07/08/30 2,106
EUR 500,000 Whirlpool EMEA Finance Sarl 0.500 02/20/28 453
TOTAL MEDIA & ENTERTAINMENT 165,668
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
EUR 550,000 AbbVie, Inc 1.250 06/01/24 570
17,150,000 AbbVie, Inc 4.050 11/21/39 14,031
16,075,000 Amgen, Inc 5.250 03/02/33 15,367
12,925,000 Amgen, Inc 5.650 03/02/53 12,097
7,350,000 AstraZeneca Finance LLC 1.200 05/28/26 6,603
3,795,000 AstraZeneca Finance LLC 2.250 05/28/31 3,057
13,060,000 AstraZeneca plc 1.375 08/06/30 10,128
EUR 500,000 (d) Avantor Funding, Inc 3.875 07/15/28 484
1,500,000 (d) Avantor Funding, Inc 4.625 07/15/28 1,368
3,125,000 Danaher Corp 2.800 12/10/51 1,905
300,449 (a) Grifols Worldwide Operations USA, Inc SOFR 3 M + 2.000% 7.416 11/15/27 296
4,025,000 Merck & Co, Inc 2.750 12/10/51 2,431
EUR 600,000 (d) Organon Finance  LLC 2.875 04/30/28 545
250,000 (d) Organon Finance  LLC 5.125 04/30/31 200
4,150,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 3,923
31,850,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 29,594
20,175,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 16,223
EUR 400,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 335
EUR 500,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 371
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 959
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 120,487
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
EUR 200,000 Vonovia SE 0.625 12/14/29 163
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
25,131,000 (d) Broadcom, Inc 4.926 05/15/37 21,661
1,675,000 Intel Corp 3.734 12/08/47 1,193
8,375,000 NVIDIA Corp 2.000 06/15/31 6,701

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,100,000 (d) NXP BV 2.700% 05/01/25 $ 1,045
5,450,000 NXP BV 3.875 06/18/26 5,182
3,475,000 NXP BV 4.400 06/01/27 3,297
4,100,000 NXP BV 3.125 02/15/42 2,669
4,800,000 (d),(e) SK Hynix, Inc 1.500 01/19/26 4,313
2,200,000 Texas Instruments, Inc 4.150 05/15/48 1,774
4,000,000 Texas Instruments, Inc 5.000 03/14/53 3,624
1,575,000 TSMC Arizona Corp 1.750 10/25/26 1,413
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 52,872
SOFTWARE & SERVICES - 0.7%
7,350,000 Adobe, Inc 2.300 02/01/30 6,185
200,000 (d) CA Magnum Holdings 5.375 10/31/26 177
900,000 (d) Gartner, Inc 3.750 10/01/30 755
EUR 400,000 International Business Machines Corp 0.650 02/11/32 320
EUR 250,000 (d) IQVIA, Inc 1.750 03/15/26 246
1,413,000 (d) j2 Global, Inc 4.625 10/15/30 1,196
26,300,000 Microsoft Corp 2.400 08/08/26 24,432
4,120,000 Microsoft Corp 2.525 06/01/50 2,509
550,000 (d) Open Text Holdings, Inc 4.125 02/15/30 460
8,025,000 Oracle Corp 4.900 02/06/33 7,397
17,650,000 Oracle Corp 5.550 02/06/53 15,464
3,000,000 Roper Technologies, Inc 1.400 09/15/27 2,567
10,050,000 Roper Technologies, Inc 2.000 06/30/30 7,947
9,650,000 Salesforce, Inc 2.700 07/15/41 6,535
TOTAL SOFTWARE & SERVICES 76,190
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2.800 02/15/30 3,671
4,825,000 Apple, Inc 2.450 08/04/26 4,482
26,100,000 Apple, Inc 2.050 09/11/26 23,984
3,225,000 Apple, Inc 4.650 02/23/46 2,874
4,675,000 Apple, Inc 2.650 02/08/51 2,835
2,175,000 Tyco Electronics Group S.A. 3.700 02/15/26 2,085
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,931
TELECOMMUNICATION SERVICES - 2.0%
2,300,000 (d) America Movil SAB de C.V. 5.375 04/04/32 1,980
200,000 America Movil SAB de C.V. 4.700 07/21/32 184
GBP 300,000 AT&T, Inc 2.900 12/04/26 334
EUR 500,000 AT&T, Inc 2.350 09/05/29 474
42,943,000 AT&T, Inc 2.550 12/01/33 31,541
8,325,000 AT&T, Inc 4.500 05/15/35 7,101
7,375,000 AT&T, Inc 3.500 06/01/41 5,124
38,320,000 AT&T, Inc 3.550 09/15/55 23,458
6,553,000 AT&T, Inc 3.800 12/01/57 4,152
4,225,000 (d) Bharti Airtel Ltd 3.250 06/03/31 3,483
3,000,000 (d) C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,638
850,000 Deutsche Telekom International Finance BV 8.750 06/15/30 974
EUR 665,000 (d) Iliad Holding SAS 5.125 10/15/26 667
1,175,000 (d) Millicom International Cellular S.A. 4.500 04/27/31 839
4,000,000 (d) MTN Mauritius Investment Ltd 6.500 10/13/26 3,910
2,425,000 Orange S.A. 5.375 01/13/42 2,208
22,975,000 T-Mobile USA, Inc 2.625 02/15/29 19,464
30,200,000 T-Mobile USA, Inc 3.875 04/15/30 26,756
8,800,000 T-Mobile USA, Inc 5.050 07/15/33 8,165
2,225,000 T-Mobile USA, Inc 3.000 02/15/41 1,474
7,800,000 T-Mobile USA, Inc 3.300 02/15/51 4,881
EUR 400,000 Verizon Communications, Inc 1.875 10/26/29 371
EUR 200,000 Verizon Communications, Inc 4.250 10/31/30 210
10,300,000 Verizon Communications, Inc 1.750 01/20/31 7,762
8,450,000 Verizon Communications, Inc 2.550 03/21/31 6,728

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 38,051,000 Verizon Communications, Inc 2.355% 03/15/32 $ 29,031
EUR 300,000 Verizon Communications, Inc 2.875 01/15/38 258
GBP 1,000,000 (d) Vmed O2 UK Financing I plc 4.500 07/15/31 953
6,550,000 Vodafone Group plc 4.375 02/19/43 5,047
5,125,000 Vodafone Group plc 4.250 09/17/50 3,716
TOTAL TELECOMMUNICATION SERVICES 203,883
TRANSPORTATION - 0.4%
1,850,000 (d) Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 1,559
2,000,000 (d) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 1,695
2,700,000 (d) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,862
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,128
4,075,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 2,580
1,300,000 Canadian Pacific Railway Co 2.050 03/05/30 1,050
5,600,000 Canadian Pacific Railway Co 3.100 12/02/51 3,501
2,040,000 CSX Corp 2.600 11/01/26 1,873
1,525,000 CSX Corp 3.800 03/01/28 1,432
14,175,000 CSX Corp 4.250 03/15/29 13,426
1,550,000 (d) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 886
3,175,000 (d) Misc Capital Two Labuan Ltd 3.625 04/06/25 3,055
3,260,000 (d) Misc Capital Two Labuan Ltd 3.750 04/06/27 3,011
5,100,000 Union Pacific Corp 2.891 04/06/36 3,862
2,275,000 Union Pacific Corp 3.839 03/20/60 1,594
TOTAL TRANSPORTATION 42,514
UTILITIES - 3.3%
1,650,000 AEP Transmission Co LLC 3.100 12/01/26 1,536
1,650,000 AEP Transmission Co LLC 4.000 12/01/46 1,257
4,750,000 AEP Transmission Co LLC 2.750 08/15/51 2,707
1,175,000 AEP Transmission Co LLC 5.400 03/15/53 1,092
3,475,000 Alabama Power Co 4.150 08/15/44 2,672
6,025,000 Alabama Power Co 3.450 10/01/49 4,004
16,000,000 Ameren Illinois Co 4.950 06/01/33 15,139
3,225,000 Ameren Illinois Co 5.900 12/01/52 3,220
2,750,000 American Water Capital Corp 3.000 12/01/26 2,544
4,000,000 American Water Capital Corp 2.800 05/01/30 3,383
8,500,000 American Water Capital Corp 2.300 06/01/31 6,772
2,375,000 American Water Capital Corp 4.000 12/01/46 1,774
4,500,000 American Water Capital Corp 3.750 09/01/47 3,289
5,788,000 Appalachian Power Co 4.450 06/01/45 4,461
8,475,000 Atmos Energy Corp 1.500 01/15/31 6,437
1,175,000 Atmos Energy Corp 4.125 10/15/44 920
6,500,000 Baltimore Gas and Electric Co 3.750 08/15/47 4,629
3,700,000 (d) Becle SAB de C.V. 2.500 10/14/31 2,827
5,925,000 Berkshire Hathaway Energy Co 3.250 04/15/28 5,362
6,225,000 Black Hills Corp 4.250 11/30/23 6,205
1,075,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 890
3,550,000 CenterPoint Energy Resources Corp 6.250 02/01/37 3,379
EUR 350,000 CEZ AS. 0.875 12/02/26 329
2,975,000 CMS Energy Corp 3.600 11/15/25 2,824
3,500,000 Commonwealth Edison Co 5.900 03/15/36 3,501
8,250,000 Commonwealth Edison Co 3.000 03/01/50 5,089
5,100,000 Commonwealth Edison Co 2.750 09/01/51 2,892
2,178,000 Consumers Energy Co 2.650 08/15/52 1,258
1,542,000 Consumers Energy Co 2.500 05/01/60 807
EUR 300,000 Credit Agricole Assurances S.A. 1.500 10/06/31 234
2,350,000 Dominion Energy, Inc 2.250 08/15/31 1,818
4,000,000 Dominion Energy, Inc 3.300 04/15/41 2,731
2,500,000 DTE Electric Co 3.650 03/01/52 1,752
2,125,000 DTE Electric Co 5.400 04/01/53 1,986
4,600,000 Duke Energy Florida LLC 3.400 10/01/46 3,092
8,850,000 Duke Energy Indiana LLC 2.750 04/01/50 5,068

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,100,000 Duke Energy Progress LLC 2.500% 08/15/50 $ 3,331
EUR 300,000 Electricite de France S.A. 2.000 10/02/30 275
3,445,000 (d) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,764
2,000,000 (d) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,399
4,000,000 (d) ENN Energy Holdings Ltd 2.625 09/17/30 3,209
6,900,000 Entergy Corp 0.900 09/15/25 6,265
5,375,000 Eversource Energy 1.650 08/15/30 4,117
6,350,000 Eversource Energy 3.450 01/15/50 4,150
8,200,000 Florida Power & Light Co 4.800 05/15/33 7,751
5,775,000 Florida Power & Light Co 3.990 03/01/49 4,339
UGX 2,000,000,000 (d),(h) ICBC Standard Bank plc 14.250 06/26/34 477
2,900,000 Indiana Michigan Power Co 3.750 07/01/47 2,030
4,525,000 (d) Israel Electric Corp Ltd 4.250 08/14/28 4,143
2,000,000 (d) Kallpa Generacion SA 4.125 08/16/27 1,830
3,000,000 (d) Korea East-West Power Co Ltd 1.750 05/06/25 2,814
1,875,000 (d) Korea East-West Power Co Ltd 3.600 05/06/25 1,811
3,200,000 (d) Korea Southern Power Co Ltd 0.750 01/27/26 2,854
7,625,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 7,298
6,975,000 MidAmerican Energy Co 3.650 04/15/29 6,373
5,400,000 MidAmerican Energy Co 3.650 08/01/48 3,848
EUR 300,000 (d) Mondelez International Holdings Netherlands BV 1.250 09/09/41 194
9,225,000 (d) NBK SPC Ltd 1.625 09/15/27 8,178
7,350,000 Nevada Power Co 2.400 05/01/30 6,000
3,335,000 Nevada Power Co 5.450 05/15/41 3,008
12,700,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 10,167
20,060,000 NiSource, Inc 1.700 02/15/31 15,002
6,000,000 (d) NRG Energy, Inc 2.450 12/02/27 5,086
2,750,000 Ohio Power Co 2.600 04/01/30 2,277
6,150,000 Ohio Power Co 4.150 04/01/48 4,612
4,925,000 Ohio Power Co 4.000 06/01/49 3,589
EUR 250,000 (d) OI European Group BV 6.250 05/15/28 269
1,280,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 1,204
425,000 ONE Gas, Inc 3.610 02/01/24 422
600,000 (d) Pattern Energy Operations LP 4.500 08/15/28 521
2,775,000 PECO Energy Co 3.000 09/15/49 1,727
3,700,000 PECO Energy Co 2.800 06/15/50 2,185
650,000 (d) Perusahaan Listrik Negara PT 3.875 07/17/29 579
3,000,000 (d) Perusahaan Listrik Negara PT 3.375 02/05/30 2,539
200,000 (d) Perusahaan Listrik Negara PT 4.875 07/17/49 148
5,000,000 (d) Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.000 06/30/50 3,234
750,000 Potomac Electric Power Co 7.900 12/15/38 858
3,300,000 (d) Promigas S.A. ESP 3.750 10/16/29 2,716
6,800,000 Public Service Co of Colorado 1.875 06/15/31 5,216
2,100,000 Public Service Co of Colorado 4.050 09/15/49 1,523
4,450,000 Public Service Co of Colorado 3.200 03/01/50 2,791
5,150,000 Public Service Electric and Gas Co 4.900 12/15/32 4,939
6,970,000 Public Service Electric and Gas Co 3.150 01/01/50 4,526
5,000,000 Public Service Electric and Gas Co 5.450 08/01/53 4,764
1,162,000 (d) Saka Energi Indonesia PT 4.450 05/05/24 1,140
20,000,000 Southern Co 4.000 01/15/51 18,500
EUR 300,000 Southern Co 1.875 09/15/81 250
8,475,000 Southern Co Gas Capital Corp 3.875 11/15/25 8,159
EUR 500,000 Southern Power Co 1.850 06/20/26 497
2,440,000 Southwestern Public Service Co 3.400 08/15/46 1,567
350,000 (d) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 316
6,700,000 Union Electric Co 5.450 03/15/53 6,180
3,250,000 Virginia Electric and Power Co 2.950 11/15/26 3,011
1,900,000 Virginia Electric and Power Co 5.700 08/15/53 1,783
4,125,000 Wisconsin Power & Light Co 4.100 10/15/44 2,961
3,000,000 Wisconsin Power and Light Co 4.950 04/01/33 2,817

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,240,000 Xcel Energy, Inc 4.800% 09/15/41 $ 1,820
TOTAL UTILITIES 336,233
TOTAL CORPORATE BONDS 3,324,639
(Cost $3,891,339)
GOVERNMENT BONDS - 45.5%
FOREIGN GOVERNMENT BONDS - 3.9%
2,000,000 (d) Abu Dhabi Government International Bond 2.500 09/30/29 1,745
750,000 (d) Africa Finance Corp 2.875 04/28/28 619
3,925,000 (d) Angolan Government International Bond 8.750 04/14/32 3,149
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 455
AUD 1,250,000 Australia Government Bond 1.000 12/21/30 638
AUD 1,775,000 Australia Government Bond 1.250 05/21/32 882
AUD 1,960,000 Australia Government Bond 1.750 06/21/51 666
2,215,000 (d) Bank Gospodarstwa Krajowego 5.375 05/22/33 2,088
8,500,000 (d) Banque Ouest Africaine de Developpement 4.700 10/22/31 6,749
EUR 3,650,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 2,715
EUR 850,000 (d) Benin Government International Bond 4.950 01/22/35 616
5,000,000 (d) BNG Bank NV 3.500 08/26/24 4,901
8,000,000 (d) BNG Bank NV 0.875 05/18/26 7,178
1,950,000 (d) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 1,891
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 583
750,000 Brazilian Government International Bond 3.875 06/12/30 653
3,410,000 Brazilian Government International Bond 6.000 10/20/33 3,217
EUR 575,000 Bundesobligation 1.300 10/15/27 573
EUR 6,800,000 Bundesrepublik Deutschland 0.000 08/15/31 5,808
EUR 380,000 Bundesrepublik Deutschland 0.000 02/15/32 320
EUR 3,700,000 Bundesrepublik Deutschland 1.000 05/15/38 2,990
EUR 135,000 Bundesrepublik Deutschland 1.250 08/15/48 100
EUR 2,465,000 Bundesrepublik Deutschland 0.000 08/15/52 1,123
EUR 1,400,000 Bundesrepublik Deutschland Bundesanleihe 2.300 02/15/33 1,421
7,000,000 (d) Caisse d'Amortissement de la Dette Sociale 1.125 11/29/24 6,643
CAD 1,400,000 (d) Canada Housing Trust No 1.100 12/15/26 919
CAD 1,525,000 (d) Canada Housing Trust No 3.550 09/15/32 1,044
CAD 1,650,000 Canadian Government Bond 3.000 11/01/24 1,187
CAD 875,000 Canadian Government Bond 3.500 08/01/25 629
CAD 1,475,000 Canadian Government International Bond 2.000 06/01/28 987
CAD 850,000 Canadian Government International Bond 2.000 06/01/32 532
CAD 1,000,000 Canadian Government International Bond 5.000 06/01/37 810
2,790,000 Canal Barge Co, Inc 4.500 11/12/34 2,641
1,250,000 (e) Chile Government International Bond 2.550 01/27/32 1,009
CNY 24,000,000 China Government Bond 2.880 11/05/23 3,288
CNY 5,750,000 China Government Bond 2.940 10/17/24 793
CNY 21,000,000 China Government Bond 1.990 04/09/25 2,858
CNY 47,400,000 China Government Bond 3.120 12/05/26 6,633
CNY 20,200,000 China Government Bond 2.500 07/25/27 2,762
CNY 16,100,000 China Government Bond 3.270 11/19/30 2,297
CNY 18,900,000 China Government Bond 3.860 07/22/49 2,943
CNY 10,000,000 China Government Bond 3.390 03/16/50 1,440
CNY 4,700,000 China Government Bond 3.810 09/14/50 728
CNY 4,700,000 China Government Bond 3.720 04/12/51 719
NOK 7,000,000 City of Oslo Norway 2.050 10/31/24 633
3,425,000 Colombia Government International Bond 3.250 04/22/32 2,458
1,700,000 Colombia Government International Bond 5.000 06/15/45 1,112
COP 3,300,000,000 Colombian TES 7.750 09/18/30 675
275,000 (d) Costa Rica Government International Bond 6.550 04/03/34 267
2,200,000 (d),(e) Costa Rica Government International Bond 5.625 04/30/43 1,820
CZK 26,950,000 Czech Republic Government Bond 1.750 06/23/32 924
5,000,000 (d) Development Bank of Japan, Inc 0.500 03/04/24 4,891
3,500,000 (d) Dominican Republic Government International Bond 4.875 09/23/32 2,839

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
DOP 8,500,000 (d) Dominican Republic International Bond 11.250% 09/15/35 $ 154
$ 3,050,000 (d) Dominican Republic International Bond 5.875 01/30/60 2,179
24,960 (d) Ecuador Government International Bond 0.000 07/31/30 7
141,600 (d) Ecuador Government International Bond 5.000 07/31/30 72
99,120 (d) Ecuador Government International Bond 1.000 07/31/35 37
425,000 (d) Egypt Government International Bond 5.750 05/29/24 394
EGP 19,025,000 Egypt Government International Bond 15.900 07/02/24 571
1,500,000 (d) Egypt Government International Bond 5.800 09/30/27 984
725,000 (d) Egypt Government International Bond 7.600 03/01/29 465
EUR 1,100,000 (d) Egypt Government International Bond 5.625 04/16/30 643
EUR 700,000 (d) Egypt Government International Bond 6.375 04/11/31 409
325,000 (d) Egypt Government International Bond 7.053 01/15/32 186
2,700,000 (d) Egypt Government International Bond 8.500 01/31/47 1,434
1,425,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 969
3,500,000 European Investment Bank 4.875 02/15/36 3,510
2,000,000 (d) Export-Import Bank of India 3.875 02/01/28 1,850
2,000,000 (d) Export-Import Bank of India 2.250 01/13/31 1,551
2,800,000 Export-Import Bank of Korea 0.750 09/21/25 2,551
3,350,000 Export-Import Bank of Korea 1.250 09/21/30 2,551
159 Export-Import Bank of the United States 1.822 05/03/25 0^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.540 08/17/35 16,578
EUR 1,325,000 French Republic Government Bond OAT 0.750 11/25/28 1,243
EUR 1,525,000 French Republic Government Bond OAT 1.250 05/25/36 1,232
EUR 2,775,000 (d) French Republic Government Bond OAT 0.500 05/25/40 1,767
EUR 860,000 French Republic Government Bond OAT 0.750 05/25/52 426
EUR 960,000 (d) French Republic Government Bond OAT 0.750 05/25/53 464
2,325,000 (d) Ghana Government International Bond 8.125 03/26/32 1,023
1,000,000 (d) Ghana Government International Bond 8.627 06/16/49 422
450,000 (d) Guatemala Government International Bond 4.375 06/05/27 415
EUR 750,000 (d) Hellenic Republic Government Bond 4.375 07/18/38 769
EUR 1,250,000 (d) Hellenic Republic Government International Bond 1.500 06/18/30 1,121
EUR 725,000 (d) Hellenic Republic Government International Bond 0.750 06/18/31 596
4,305,000 (d) Hong Kong Government International Bond 4.625 01/11/33 4,257
HUF 345,000,000 Hungary Government International Bond 5.500 06/24/25 893
1,565,000 (d) Hungary Government International Bond 6.125 05/22/28 1,559
1,725,000 (d) Hungary Government International Bond 5.250 06/16/29 1,645
HUF 421,500,000 Hungary Government International Bond 3.000 08/21/30 882
1,150,000 (d) Hungary Government International Bond 2.125 09/22/31 847
CAD 1,475,000 Hydro-Quebec 5.000 02/15/45 1,091
6,300,000 (d) Indonesia Government International Bond 4.625 04/15/43 5,406
IDR 7,750,000,000 Indonesia Treasury Bond 8.125 05/15/24 507
IDR 10,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 630
AUD 500,000 Inter-American Development Bank 4.750 08/27/24 322
AUD 900,000 Inter-American Development Bank 2.750 10/30/25 558
INR 17,000,000 Inter-American Development Bank 7.000 04/17/33 198
CAD 1,300,000 International Bank for Reconstruction & Development 1.900 01/16/25 917
IDR 20,900,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,355
GBP 500,000 International Finance Corp 0.250 12/15/25 549
1,153,125 (d) Iraq Government International Bond 5.800 01/15/28 1,065
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro 0.450 02/15/29 3,748
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro 0.950 08/01/30 1,583
EUR 425,000 (d) Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 232
EUR 1,000,000 (d) Ivory Coast Government International Bond 5.875 10/17/31 869
EUR 100,000 (d) Ivory Coast Government International Bond 4.875 01/30/32 80
1,303,973 (d) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 1,161
2,850,000 Jamaica Government International Bond 7.875 07/28/45 3,135
2,500,000 (d) Japan Finance Organization for Municipalities 1.000 05/21/25 2,316
JPY 140,000,000 Japan Finance Organization for Municipalities 0.020 03/13/26 934
JPY 498,000,000 Japan Government Five Year Bond 0.005 09/20/26 3,322
JPY 327,000,000 Japan Government Ten Year Bond 0.100 09/20/26 2,187
JPY 162,000,000 Japan Government Ten Year Bond 0.100 12/20/29 1,062
JPY 225,000,000 Japan Government Thirty Year Bond 0.500 09/20/46 1,207

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
JPY 105,000,000 Japan Government Thirty Year Bond 0.600% 09/20/50 $ 545
JPY 132,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 698
JPY 118,500,000 Japan Government Thirty Year Bond 1.300 06/20/52 730
JPY 119,300,000 Japan Government Thirty Year Bond 1.600 12/20/52 789
JPY 181,600,000 Japan Government Thirty Year Bond 1.200 06/20/53 1,087
JPY 202,000,000 Japan Government Twenty Year Bond 1.400 09/20/34 1,428
JPY 93,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 589
JPY 219,000,000 Japan Government Twenty Year Bond 0.500 12/20/38 1,326
JPY 153,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 890
JPY 385,000,000 Japan Government Twenty Year Bond 1.100 09/20/42 2,448
JPY 320,000,000 Japan Government Two Year Bond 0.005 11/01/24 2,143
JPY 348,000,000 Japan Government Two Year Bond 0.005 07/01/25 2,328
$ 925,000 (d) Jordan Government International Bond 4.950 07/07/25 894
500,000 (d) Jordan Government International Bond 7.750 01/15/28 498
1,000,000 (d) Jordan Government International Bond 7.500 01/13/29 975
1,025,000 (d) Jordan Government International Bond 5.850 07/07/30 909
975,000 (d) Kenya Government International Bond 7.000 05/22/27 824
EUR 1,875,000 (d) Kingdom of Belgium Government Bond 0.000 10/22/27 1,748
EUR 2,900,000 (d) Kingdom of Belgium Government Bond 0.350 06/22/32 2,370
EUR 3,950,000 (d) Kingdom of Belgium Government Bond 1.450 06/22/37 3,168
2,600,000 (d) Kommunalbanken AS. 2.750 02/05/24 2,574
3,000,000 (d) Kommunalbanken AS. 1.125 06/14/30 2,358
6,975,000 (d) Korea Electric Power Corp 1.125 06/15/25 6,463
KRW 1,050,000,000 Korea Treasury Bond 2.875 06/10/24 774
KRW 1,270,000,000 Korea Treasury Bond 1.500 03/10/25 912
KRW 1,800,000,000 Korea Treasury Bond 1.500 12/10/26 1,238
KRW 2,400,000,000 Korea Treasury Bond 2.000 06/10/31 1,546
KRW 1,225,000,000 Korea Treasury Bond 2.375 12/10/31 806
KRW 2,380,000,000 Korea Treasury Bond 2.375 09/10/38 1,435
KRW 400,000,000 Korea Treasury Bond 1.875 09/10/41 216
KRW 365,000,000 Korea Treasury Bond 2.500 03/10/52 204
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4.400 07/25/25 397
1,750,000 (c) Lebanon Government International Bond 6.750 11/29/27 139
645,000 (d) Magyar Export-Import Bank Zrt 6.125 12/04/27 634
MYR 3,960,000 Malaysia Government Bond 3.757 05/22/40 791
MYR 2,610,000 Malaysia Government Bond 4.457 03/31/53 558
MXN 23,500,000 Mexican Bonos 5.750 03/05/26 1,209
MXN 13,700,000 Mexican Bonos 8.500 11/18/38 693
1,675,000 Mexico Government International Bond 5.400 02/09/28 1,649
3,375,000 Mexico Government International Bond 3.250 04/16/30 2,871
3,001,000 Mexico Government International Bond 6.050 01/11/40 2,769
6,650,000 Mexico Government International Bond 4.280 08/14/41 4,902
3,500,000 Mexico Government International Bond 4.600 02/10/48 2,548
5,075,000 Mexico Government International Bond 4.400 02/12/52 3,511
1,975,000 (d) Morocco Government International Bond 5.950 03/08/28 1,945
EUR 900,000 (d) Morocco Government International Bond 1.500 11/27/31 696
4,050,000 (d) Morocco Government International Bond 5.500 12/11/42 3,275
1,675,000 (d) Namibia Government International Bond 5.250 10/29/25 1,576
EUR 400,000 (d) Netherlands Government International Bond 2.750 01/15/47 386
EUR 380,000 (d) Netherlands Government International Bond 0.000 01/15/52 165
AUD 500,000 New South Wales Treasury Corp 4.000 05/20/26 319
AUD 2,690,000 New South Wales Treasury Corp 3.000 04/20/29 1,604
NZD 2,485,000 New Zealand Government International Bond 0.500 05/15/24 1,442
NZD 1,175,000 New Zealand Government International Bond 2.750 04/15/25 674
925,000 (d) Nigeria Government International Bond 8.375 03/24/29 791
NOK 17,250,000 (d) Norway Government International Bond 2.000 04/26/28 1,474
1,100,000 (d) Oman Government International Bond 6.000 08/01/29 1,077
2,400,000 (d),(e) Oman Government International Bond 6.250 01/25/31 2,367
3,575,000 (d) OPEC Fund for International Development 4.500 01/26/26 3,491
5,400,000 Panama Bonos del Tesoro 3.362 06/30/31 4,477
2,025,000 Panama Government International Bond 4.300 04/29/53 1,317
3,150,000 Panama Notas del Tesoro 3.750 04/17/26 2,864

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 925,000 (d) Paraguay Government International Bond 5.400% 03/30/50 $ 729
1,100,000 (d) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,039
3,000,000 Peruvian Government International Bond 1.862 12/01/32 2,164
1,970,000 Peruvian Government International Bond 3.000 01/15/34 1,517
PEN 3,515,000 (d) Peruvian Government International Bond 5.400 08/12/34 787
6,170,000 Philippine Government International Bond 4.200 03/29/47 4,759
6,125,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 5,843
CAD 875,000 Province of Ontario Canada 2.150 06/02/31 539
CAD 875,000 Province of Ontario Canada 1.900 12/02/51 360
CAD 650,000 Province of Quebec Canada 2.750 09/01/27 446
6,000,000 Province of Quebec Canada 7.500 09/15/29 6,786
2,050,000 (d) Qatar Government International Bond 3.750 04/16/30 1,912
EUR 425,000 (d) Republic of Cameroon International Bond 5.950 07/07/32 297
500,000 (d) Republic of Guatemala 4.650 10/07/41 369
7,000,000 Republic of Italy Government International Bond 4.000 10/17/49 4,791
1,000,000 (d) Republic of Paraguay 6.100 08/11/44 877
1,425,000 Republic of Poland Government International Bond 5.750 11/16/32 1,426
2,935,000 Republic of Poland Government International Bond 5.500 04/04/53 2,653
200,000 Republic of South Africa Government International
Bond
5.875 04/20/32 170
ZAR 18,725,000 Republic of South Africa Government International
Bond
8.875 02/28/35 779
ZAR 15,100,000 Republic of South Africa Government International
Bond
8.750 01/31/44 551
2,800,000 Republic of South Africa Government International
Bond
5.375 07/24/44 1,873
350,000 Republic of South Africa Government International
Bond
7.300 04/20/52 277
2,150,000 (d) Republic of Uzbekistan International Bond 4.750 02/20/24 2,123
UZS 5,708,925,000 (d) Republic of Uzbekistan International Bond 14.000 07/19/24 465
RON 5,655,000 Romania Government Bond 8.000 04/29/30 1,264
1,850,000 (d) Romanian Government International Bond 3.000 02/14/31 1,487
EUR 600,000 (d) Romanian Government International Bond 2.000 01/28/32 456
EUR 500,000 (d) Romanian Government International Bond 2.000 04/14/33 362
3,300,000 (d) Romanian Government International Bond 4.000 02/14/51 2,099
3,550,000 (d) Rwanda International Government Bond 5.500 08/09/31 2,742
3,000,000 (d) Saudi Government International Bond 3.250 10/26/26 2,812
5,100,000 (d) Saudi Government International Bond 4.500 04/17/30 4,856
6,150,000 (d) Saudi Government International Bond 3.750 01/21/55 4,078
EUR 1,000,000 (d) Senegal Government International Bond 4.750 03/13/28 899
EUR 425,000 (d) Senegal Government International Bond 5.375 06/08/37 286
1,000,000 (d) Senegal Government International Bond 6.750 03/13/48 669
EUR 1,250,000 (d) Serbia Government International Bond 1.500 06/26/29 1,014
EUR 575,000 (d) Serbia Government International Bond 2.050 09/23/36 359
3,450,000 (d) Serbia International Bond 2.125 12/01/30 2,529
760,000 (d) Serbia International Bond 6.500 09/26/33 722
RSD 96,000,000 Serbia Treasury Bonds 5.875 02/08/28 891
RSD 31,700,000 Serbia Treasury Bonds 4.500 08/20/32 254
2,000,000 South Africa Government International Bond 5.875 09/16/25 1,970
EUR 2,550,000 (d) Spain Government International Bond 2.750 10/31/24 2,667
EUR 845,000 (d) Spain Government International Bond 1.400 07/30/28 811
EUR 1,475,000 (d) Spain Government International Bond 0.600 10/31/29 1,310
EUR 625,000 (d) Spain Government International Bond 0.100 04/30/31 506
EUR 2,350,000 (d) Spain Government International Bond 1.200 10/31/40 1,557
3,100,000 State of Israel 3.375 01/15/50 2,054
6,590,000 Svensk Exportkredit AB 1.750 12/12/23 6,541
THB 24,600,000 Thailand Government International Bond 2.875 12/17/28 676
THB 24,400,000 Thailand Government International Bond 3.300 06/17/38 653
EUR 1,000,000 (d) Ukraine Government International Bond 6.750 06/20/28 270
GBP 485,000 United Kingdom Gilt 0.125 01/31/28 494
GBP 1,220,000 United Kingdom Gilt 1.625 10/22/28 1,312
GBP 425,000 United Kingdom Gilt 0.500 01/31/29 424
GBP 440,000 United Kingdom Gilt 3.250 01/31/33 489

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 550,000 United Kingdom Gilt 0.875% 07/31/33 $ 481
GBP 2,665,000 United Kingdom Gilt 1.750 09/07/37 2,278
GBP 900,000 United Kingdom Gilt 3.750 01/29/38 984
GBP 275,000 United Kingdom Gilt 1.250 10/22/41 192
GBP 575,000 United Kingdom Gilt 1.500 07/22/47 371
GBP 1,875,000 United Kingdom Gilt 0.625 10/22/50 844
GBP 1,475,000 United Kingdom Gilt 1.500 07/31/53 858
$ 5,280,000 Uruguay Government International Bond 4.375 01/23/31 5,048
UYU 20,300,000 Uruguay Government International Bond 8.250 05/21/31 486
1,400,000 Uruguay Government International Bond 5.100 06/18/50 1,238
TOTAL FOREIGN GOVERNMENT BONDS 402,000
MORTGAGE BACKED - 20.6%
79,015,715 (a),(d) Citigroup Mortgage Loan Trust 0.156 02/25/52 601
8,859,109 (a),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 107
915,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12.165 06/25/43 958
3,715,283 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.492 03/15/44 268
8,460,383 FHLMC 3.500 01/15/47 6,980
8,748,411 FHLMC 4.000 01/15/48 7,894
4,643,026 FHLMC 4.000 03/15/48 4,103
7,891,157 (a) FHLMC 30 D AVG SOFR + 9.737% 1.236 06/15/48 6,727
5,894,936 (a) FHLMC 30 D AVG SOFR + 9.657% 1.156 10/15/48 4,875
12,933,312 FHLMC 3.000 11/01/49 10,866
5,005,270 FHLMC 2.000 09/25/50 653
13,304,229 FHLMC 3.000 09/25/50 8,292
6,738,954 FHLMC 3.000 10/25/50 4,243
35,920,065 FHLMC 2.500 02/25/51 6,178
8,376,178 FHLMC 2.500 05/25/51 4,627
32,679,193 FHLMC 3.000 11/01/51 27,495
4,741,099 FHLMC 3.000 11/01/51 3,974
2,852,090 FHLMC 3.000 11/01/51 2,416
4,104,213 FHLMC 3.000 11/01/51 3,453
16,862,294 FHLMC 2.000 02/01/52 12,965
33,255,396 FHLMC 2.500 02/01/52 26,669
25,816,987 FHLMC 2.500 03/01/52 20,701
6,792,161 FHLMC 4.000 04/01/52 6,054
8,549,178 FHLMC 3.500 05/01/52 7,360
1,059,267 FHLMC 3.500 06/01/52 914
17,526,947 FHLMC 4.500 06/01/52 16,100
16,651,881 FHLMC 4.500 07/01/52 15,297
3,310,705 FHLMC 4.000 08/25/52 2,468
6,139,667 FHLMC 4.500 10/25/52 5,070
31,808,779 FHLMC 6.000 11/01/52 31,438
7,382,148 FHLMC 5.500 11/25/52 6,917
6,531,487 FHLMC 3.500 12/01/52 5,620
3,510,935 FHLMC 5.500 02/25/53 3,213
22,912,538 FHLMC 5.500 08/01/53 22,151
5,751 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 6
3,952 FGLMC 7.000 01/01/32 4
210,044 FGLMC 4.500 07/01/33 198
1,486,721 FGLMC 7.000 12/01/33 1,528
458,968 FGLMC 4.500 10/01/34 433
283,913 FGLMC 4.500 04/01/35 268
396,861 FGLMC 7.000 05/01/35 403
1,193,544 FGLMC 5.000 06/01/36 1,171
422,178 FGLMC 5.000 07/01/39 414
56,240 FGLMC 4.500 12/01/43 53
32,448 FGLMC 4.500 02/01/44 31
1,018,760 FGLMC 4.500 10/01/44 954
599,825 FGLMC 4.500 11/01/44 563
941,528 FGLMC 4.500 11/01/44 884
572,257 FGLMC 4.500 12/01/44 537

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 697,748 FGLMC 4.500% 12/01/44 $ 656
3,211,241 FGLMC 3.500 04/01/45 2,834
444,551 FGLMC 4.500 05/01/45 410
13,862,057 FGLMC 3.500 08/01/45 12,253
1,362,974 FGLMC 4.500 06/01/47 1,282
2,395,534 FGLMC 4.000 09/01/47 2,180
2,412,910 FGLMC 3.500 12/01/47 2,129
8,728,268 FGLMC 4.500 08/01/48 8,188
4,019,925 FGLMC 4.500 10/01/48 3,770
6,492,506 FGLMC 3.500 11/01/48 5,713
2,153 Federal National Mortgage Association (FNMA) 8.000 07/01/24 2
1,097 FNMA 9.000 11/01/25 1
1,895,985 FNMA 3.500 05/01/32 1,782
11,820,451 FNMA 3.000 10/01/32 10,929
204,223 FNMA 4.500 10/01/33 193
369,353 FNMA 4.500 05/01/35 347
2,320,564 FNMA 5.000 05/01/35 2,274
1,087,586 FNMA 5.000 10/01/35 1,065
908,582 FNMA 5.000 02/01/36 890
2,689,500 FNMA 5.500 11/01/38 2,683
954,306 FNMA 3.000 10/01/39 829
11,598,706 FNMA 3.000 05/01/40 9,995
1,551,817 FNMA 5.000 09/01/40 1,517
3,325,048 FNMA 5.000 05/01/41 3,229
8,846,325 FNMA 4.000 09/01/42 8,062
7,024,762 FNMA 3.500 04/01/43 6,223
6,000,793 FNMA 3.500 09/01/43 5,330
4,912,002 (a) FNMA 30 D AVG SOFR + 5.836% 0.521 09/25/43 394
6,226,935 FNMA 4.500 03/01/44 5,882
29,469,410 FNMA 4.000 05/01/44 26,819
2,843,491 FNMA 4.500 06/01/44 2,666
2,767,020 FNMA 4.500 10/01/44 2,594
4,641,411 FNMA 4.500 11/01/44 4,353
1,428,377 FNMA 5.000 11/01/44 1,398
1,617,483 FNMA 4.500 12/01/44 1,516
1,920,088 FNMA 4.000 01/01/45 1,749
500,177 FNMA 4.500 03/01/45 469
278,150 FNMA 4.500 04/01/45 261
6,427,229 FNMA 3.500 05/01/45 5,674
8,120,124 FNMA 3.500 01/01/46 7,137
935,089 FNMA 4.000 04/01/46 850
6,644,002 FNMA 3.500 06/01/46 5,849
8,314,922 FNMA 3.500 07/01/46 7,320
14,677,396 FNMA 3.500 07/01/46 13,007
1,399,154 FNMA 3.000 10/01/46 1,163
8,221,202 FNMA 3.500 10/01/46 7,243
3,345,490 FNMA 4.500 05/01/47 3,160
345,460 FNMA 3.000 11/01/47 287
6,265,659 FNMA 3.500 11/01/47 5,540
13,302,910 FNMA 3.500 01/01/48 11,708
5,538,075 FNMA 4.500 01/01/48 5,187
4,844,785 FNMA 4.500 02/01/48 4,537
5,809,834 FNMA 3.500 02/25/48 4,692
3,582,269 FNMA 4.500 05/01/48 3,354
2,719,182 FNMA 4.500 05/01/48 2,545
7,516,857 FNMA 5.000 08/01/48 7,215
447,957 FNMA 3.000 06/01/49 364
17,445,923 FNMA 3.000 07/01/50 14,647
11,658,375 FNMA 2.000 08/25/50 1,598
8,999,938 FNMA 2.000 10/25/50 5,501
30,913,716 FNMA 2.500 11/25/50 4,358
10,253,456 FNMA 3.000 12/25/50 1,681

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,824,415 FNMA 3.000% 02/25/51 $ 580
65,805,230 FNMA 2.000 04/01/51 50,157
11,332,967 FNMA 3.000 09/01/51 9,500
11,732,235 FNMA 2.500 11/25/51 1,560
31,019,082 FNMA 2.000 12/01/51 23,779
10,512,526 FNMA 2.000 01/01/52 8,143
7,585,115 FNMA 2.000 02/01/52 5,832
28,486,666 FNMA 2.500 02/01/52 22,782
26,286,789 FNMA 2.500 02/01/52 21,044
9,378,474 FNMA 2.500 02/01/52 7,494
12,290,553 FNMA 3.500 02/01/52 10,703
35,022,413 FNMA 2.000 03/01/52 26,802
50,860,510 FNMA 3.000 04/01/52 42,405
20,495,015 FNMA 3.000 04/01/52 17,030
3,868,158 FNMA 3.500 04/01/52 3,332
42,646,873 FNMA 4.000 05/01/52 38,004
3,395,933 FNMA 4.000 05/25/52 2,363
48,625,904 FNMA 3.500 06/01/52 41,972
10,467,721 FNMA 3.500 06/01/52 9,009
29,652,520 FNMA 4.000 06/01/52 26,425
8,449,618 FNMA 4.500 06/01/52 7,763
54,691,141 FNMA 4.000 07/01/52 48,738
15,933,277 FNMA 4.000 07/01/52 14,192
7,851,502 FNMA 4.500 07/01/52 7,213
8,605,456 FNMA 4.500 07/01/52 7,905
5,199,329 FNMA 4.500 07/01/52 4,776
9,358,909 FNMA 4.500 07/25/52 8,037
51,515,990 FNMA 5.000 08/01/52 48,651
5,479,755 FNMA 4.500 08/25/52 4,278
91,759,557 FNMA 4.000 09/01/52 81,735
109,409,899 FNMA 4.500 09/01/52 100,498
29,038,785 FNMA 5.000 09/01/52 27,422
4,150,737 FNMA 4.000 09/25/52 3,154
4,735,495 FNMA 4.000 09/25/52 3,848
73,095,060 FNMA 4.000 10/01/52 65,117
61,176,260 FNMA 4.500 10/01/52 56,195
16,953,183 FNMA 5.000 10/01/52 16,007
4,539,379 FNMA 4.500 10/25/52 4,030
3,974,571 FNMA 4.500 10/25/52 3,480
78,349,140 FNMA 4.500 11/01/52 71,967
7,403,180 FNMA 5.500 11/25/52 6,795
359,497 FNMA 5.000 01/01/53 339
87,032,455 (b) FNMA 5.000 02/01/53 82,169
59,388,848 FNMA 5.500 02/01/53 57,426
35,646,598 FNMA 5.500 06/01/53 34,462
10,367,065 Government National Mortgage Association (GNMA) 3.700 10/15/33 9,744
171,811 GNMA 5.000 04/15/38 167
213,784 GNMA 6.500 11/20/38 222
755,233 GNMA 5.000 06/15/39 734
430,601 GNMA 5.000 06/15/39 415
7,388,549 GNMA 5.000 01/20/40 1,581
9,573,393 GNMA 3.700 08/15/40 9,025
9,782,538 GNMA 2.500 12/20/43 8,417
4,515,179 GNMA 3.000 03/20/45 3,841
4,292,639 GNMA 4.500 12/20/45 4,020
3,623,085 GNMA 4.000 06/20/46 477
7,157,658 (a) GNMA SOFR 1 M + 5.986% 0.661 03/20/50 687
16,217,952 GNMA 3.000 11/20/51 10,545
17,972,173 GNMA 3.000 12/20/51 11,748
16,372,628 GNMA 3.000 01/20/52 11,084
5,516,448 GNMA 2.500 02/20/52 4,345
15,037,500 GNMA 3.000 02/20/52 9,358

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,391,691 GNMA 4.000% 04/20/52 $ 8,134
84,656,188 GNMA 3.000 05/20/52 71,772
4,683,621 GNMA 3.500 07/20/52 4,103
5,335,150 GNMA 4.000 07/20/52 3,931
12,351,738 GNMA 4.000 08/20/52 11,130
7,677,803 GNMA 4.000 09/20/52 6,918
9,503,334 GNMA 4.500 09/20/52 7,977
8,069,864 GNMA 4.500 09/20/52 6,975
6,726,439 GNMA 4.500 09/20/52 5,781
4,581,216 GNMA 4.500 09/20/52 3,716
10,017,598 GNMA 5.000 11/20/52 9,509
5,245,909 GNMA 4.500 02/20/53 4,370
4,464,604 GNMA 5.500 02/20/53 4,009
10,004,093 (a) GNMA 30 D AVG SOFR + 23.205% 2.479 08/20/53 9,424
7,030,964 (a) GNMA 30 D AVG SOFR + 25.350% 4.624 08/20/53 7,097
13,736,574 (a) HUD Office of the Secretary (GNMA) 30 D AVG SOFR + 6.950% 1.636 05/20/53 823
25,966,817 (a),(d) JP Morgan Mortgage Trust 0.128 06/25/51 136
45,453,098 (a),(d) JP Morgan Mortgage Trust 0.112 11/25/51 239
45,096,451 (a),(d) JP Morgan Mortgage Trust 0.121 12/25/51 247
91,937,688 (d) JP Morgan Mortgage Trust 0.224 07/25/52 897
2,795,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 2,662
5,647,212 (a),(d) OBX 3.000 01/25/52 4,357
914,788 (a),(d) RCKT Mortgage Trust 4.000 06/25/52 763
1,284,796 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6.815 10/25/41 1,268
1,180,000 (a),(d) STACR 30 D AVG SOFR + 2.500% 7.815 01/25/42 1,156
17,420,000 (a),(d) STACR 30 D AVG SOFR + 2.400% 7.715 02/25/42 17,542
3,480,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10.065 02/25/42 3,533
16,690,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8.215 04/25/42 17,084
5,220,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 5,541
25,280,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8.665 05/25/42 26,258
31,100,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9.815 06/25/42 33,450
20,340,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9.315 07/25/42 21,187
15,170,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9.015 09/25/42 15,928
140,861 (a),(d) STACR 3.784 02/25/48 131
29,416 (a),(d) STACR 3.837 05/25/48 28
TOTAL MORTGAGE BACKED 2,102,177
MUNICIPAL BONDS - 3.0%
2,975,000 Chicago Housing Authority 3.682 01/01/25 2,896
245,000 City & County of San Francisco CA Community Facilities
District
3.264 09/01/25 234
1,000,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 862
845,000 City & County of San Francisco CA Community Facilities
District
3.750 09/01/37 688
2,000,000 City & County of San Francisco CA Community Facilities
District
4.000 09/01/48 1,492
3,995,000 City of Los Angeles CA Wastewater System Revenue 4.029 06/01/39 3,346
4,940,000 City of New York NY 3.200 12/01/26 4,638
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4.353 07/01/25 1,533
4,055,000 Commonwealth Financing Authority 3.864 06/01/38 3,431
19,355,000 Commonwealth Financing Authority 3.807 06/01/41 15,515
1,500,000 County of Miami-Dade FL Aviation Revenue 2.368 10/01/23 1,500
2,500,000 County of Miami-Dade FL Aviation Revenue 3.285 10/01/23 2,500
3,500,000 County of Miami-Dade FL Aviation Revenue 2.504 10/01/24 3,391
4,365,000 County of Miami-Dade FL Aviation Revenue 2.604 10/01/25 4,123
2,375,000 County of Miami-Dade FL Aviation Revenue 3.505 10/01/25 2,283
2,500,000 County of Miami-Dade FL Aviation Revenue 2.704 10/01/26 2,319
3,940,000 County of Miami-Dade FL Aviation Revenue 3.049 10/01/26 3,691
3,750,000 County of Miami-Dade FL Aviation Revenue 3.612 10/01/26 3,571
4,700,000 County of Miami-Dade FL Aviation Revenue 2.529 10/01/30 3,921
3,730,000 County of Miami-Dade FL Aviation Revenue 3.732 10/01/37 3,021

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,900,000 County of Miami-Dade FL Aviation Revenue 3.982% 10/01/41 $ 3,091
9,160,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 7,687
2,000,000 Duke University 3.199 10/01/38 1,528
5,080,000 Illinois Finance Authority 3.944 08/15/47 3,744
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3.375 09/01/35 3,883
1,815,000 New York City Housing Development Corp 3.573 11/01/23 1,812
1,000,000 New York City Housing Development Corp 3.650 05/01/24 987
5,680,000 New York State Dormitory Authority 3.998 07/01/39 4,749
10,605,000 New York State Dormitory Authority 4.294 07/01/44 8,845
6,000,000 New York State Dormitory Authority 3.879 07/01/46 4,550
5,000,000 New York State Thruway Authority 2.256 01/01/25 4,803
6,460,000 New York State Thruway Authority 2.406 01/01/26 6,071
4,750,000 New York State Thruway Authority 2.500 01/01/27 4,384
3,400,000 Port of Corpus Christi Authority of Nueces County 3.287 12/01/23 3,386
1,500,000 Port of Corpus Christi Authority of Nueces County 3.387 12/01/24 1,460
1,000,000 Port of Corpus Christi Authority of Nueces County 3.487 12/01/25 958
1,910,000 Public Finance Authority 4.269 07/01/40 1,567
6,360,000 San Jose Redevelopment Agency Successor Agency 3.375 08/01/34 5,496
13,060,000 State of California 4.600 04/01/38 11,736
10,500,000 State of Illinois 3.150 06/15/26 9,807
12,500,000 State of Illinois 3.250 06/15/27 11,452
27,150,000 State of Illinois 5.100 06/01/33 25,799
9,700,000 State of Oregon Department of Administrative Services 4.103 05/01/39 8,192
9,900,000 State of Wisconsin 3.154 05/01/27 9,311
25,860,000 University of California 3.063 07/01/25 24,928
17,045,000 University of California 3.931 05/15/45 14,611
21,000,000 University of Chicago 4.151 10/01/45 16,478
7,620,000 University of Massachusetts Building Authority 3.097 11/01/35 6,025
13,000,000 University of Massachusetts Building Authority 3.434 11/01/40 9,953
20,000,000 University of New Mexico 3.532 06/20/32 18,260
2,160,000 Virginia Port Authority 4.228 07/01/36 1,909
390,000 Washington Convention & Sports Authority 3.969 10/01/30 357
TOTAL MUNICIPAL BONDS 302,774
U.S. TREASURY SECURITIES - 18.0%
9,000,000 Federal National Mortgage Association (FNMA) 1.625 08/24/35 6,031
4,500,000 United States Treasury Bond 4.750 02/15/37 4,578
22,750,000 United States Treasury Bond 3.500 02/15/39 19,653
12,050,000 United States Treasury Bond 3.875 08/15/40 10,699
20,935,000 United States Treasury Bond 4.375 05/15/41 19,737
6,000,000 United States Treasury Bond 2.750 11/15/42 4,380
35,680,000 United States Treasury Bond 3.000 05/15/45 26,497
41,710,000 United States Treasury Bond 2.875 08/15/45 30,209
52,140,000 United States Treasury Bond 2.500 05/15/46 34,924
1,075,000 United States Treasury Bond 3.000 05/15/47 789
30,710,000 United States Treasury Bond 2.750 11/15/47 21,416
6,155,000 United States Treasury Bond 3.125 05/15/48 4,609
51,995,000 United States Treasury Bond 3.000 08/15/48 38,009
20,120,000 United States Treasury Bond 3.375 11/15/48 15,781
113,890,000 United States Treasury Note 3.875 03/31/25 111,626
2,205,000 United States Treasury Note 0.250 10/31/25 1,999
177,485,000 United States Treasury Note 4.000 02/15/26 173,734
2,765,000 United States Treasury Note 4.625 03/15/26 2,746
32,650,000 United States Treasury Note 4.500 07/15/26 32,349
30,850,000 United States Treasury Note 0.500 10/31/27 26,096
255,364,000 United States Treasury Note 3.500 04/30/28 243,394
242,789,000 United States Treasury Note 4.375 08/31/28 240,380
1,250,000 United States Treasury Note 1.250 09/30/28 1,062
109,835,000 United States Treasury Note 3.500 04/30/30 102,794
2,312,500 United States Treasury Note 4.000 07/31/30 2,228
138,620,000 United States Treasury Note 3.875 08/15/33 130,974
10,000,000 United States Treasury Note 1.125 08/15/40 5,684

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 85,325,800 United States Treasury Note 2.375% 02/15/42 $ 58,978
26,721,000 United States Treasury Note 3.250 05/15/42 21,293
91,758,000 United States Treasury Note 3.375 08/15/42 74,346
54,100,000 United States Treasury Note 3.875 02/15/43 47,084
49,620,000 United States Treasury Note 3.875 05/15/43 43,138
256,002,000 United States Treasury Note 2.250 02/15/52 157,101
44,786,000 United States Treasury Note 3.625 02/15/53 37,039
45,090,000 United States Treasury Note 3.625 05/15/53 37,333
60,000,000 United States Treasury Note 4.125 08/15/53 54,469
TOTAL U.S. TREASURY SECURITIES 1,843,159
TOTAL GOVERNMENT BONDS 4,650,110
(Cost $5,223,838)
STRUCTURED ASSETS - 19.2%
ASSET BACKED - 6.3%
1,000,000 (d) Affirm Asset Securitization Trust 7.640 09/15/28 1,001
Series - 2023 B (Class A)
5,000,000 (a),(d) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8.084 07/21/35 5,010
Series - 2022 19A (Class B1)
7,100,000 (a),(d) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7.220 01/17/35 7,007
Series - 2021 16A (Class B)
7,500,000 (a),(d) AIMCO CLO Series SOFR 3 M + 1.762% 7.088 04/20/34 7,316
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 3,939
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1.490 09/18/26 5,771
Series - 2020 3 (Class D)
3,499,000 (d) AMSR Trust 3.148 01/19/39 3,170
Series - 2019 SFR1 (Class C)
3,347,000 (d) AMSR Trust 3.247 01/19/39 3,022
Series - 2019 SFR1 (Class D)
74,236 (d) Asset Backed Funding Corp NIM Trust 5.900 07/26/35 0^
Series - 2005 WMC1 (Class N1)
9,500,000 (d) Avis Budget Rental Car Funding AESOP LLC 1.380 08/20/27 8,382
Series - 2021 1A (Class A)
4,400,000 (d) BHG Securitization Trust 1.670 10/17/34 3,916
Series - 2021 B (Class B)
1,692,256 (d) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 1,590
Series - 2019 A (Class A)
EUR 729,520 (a),(d) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6.286 05/22/31 690
Series - 2021 1A (Class D)
1,125,000 (a),(d) BX Trust SOFR 1 M + 3.339% 8.671 05/15/38 1,128
Series - 2023 DELC (Class B)
12,187,325 (d) Capital Automotive REIT 2.690 02/15/50 11,503
Series - 2020 1A (Class A1)
5,699,928 (d) Capital Automotive REIT 1.440 08/15/51 4,931
Series - 2021 1A (Class A1)
4,215,019 (d) Capital Automotive REIT 1.920 08/15/51 3,616
Series - 2021 1A (Class A3)
9,762,500 (d) Cars Net Lease Mortgage Notes Series 2.010 12/15/50 7,998
Series - 2020 1A (Class A1)
4,887,960 Carvana Auto Receivables Trust 0.970 03/10/28 4,598
Series - 2021 N2 (Class A2)
392,614 Carvana Auto Receivables Trust 1.270 03/10/28 374
Series - 2021 N2 (Class D)
EUR 595,590 (a),(d) Cassia SRL EURIBOR 3 M + 3.500% 7.316 05/22/34 586
Series - 2022 1A (Class B)
4,150,000 (a),(d) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1.000 07/17/34 4,085
Series - 2020 1A (Class B1R)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 477,417 (a) C-BASS Trust SOFR 1 M + 0.274% 3.190% 07/25/36 $ 453
Series - 2006 CB6 (Class A1)
17,179,533 (d) CF Hippolyta LLC 1.690 07/15/60 15,605
Series - 2020 1 (Class A1)
5,039,506 (d) CF Hippolyta LLC 1.990 07/15/60 4,223
Series - 2020 1 (Class A2)
2,941,208 (d) CF Hippolyta LLC 2.280 07/15/60 2,583
Series - 2020 1 (Class B1)
18,848,951 (d) CF Hippolyta LLC 1.530 03/15/61 16,548
Series - 2021 1A (Class A1)
4,476,626 (d) CF Hippolyta LLC 1.980 03/15/61 3,832
Series - 2021 1A (Class B1)
428,194 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5.700 02/26/35 377
Series - 2004 2 (Class 1M2)
1,358,404 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.482% 6.808 07/20/30 1,359
Series - 2017 3A (Class A1)
2,000,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.862% 7.170 11/16/30 1,989
Series - 2017 5A (Class A2)
5,500,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 3.000% 8.346 10/22/35 5,552
Series - 2022 7A (Class B1)
32,599 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 32
Series - 2002 1 (Class AF6)
6,520,000 (a) Citibank Credit Card Issuance Trust SOFR 1 M + 0.884% 6.218 05/14/29 6,548
Series - 2017 A6 (Class A6)
2,000,000 (a) COMM Mortgage Trust 3.926 03/10/48 1,827
Series - 2015 CR22 (Class B)
7,900,800 (d) DB Master Finance LLC 4.021 05/20/49 7,385
Series - 2019 1A (Class A2II)
36,843,750 (d) DB Master Finance LLC 2.045 11/20/51 32,252
Series - 2021 1A (Class A2I)
29,082,000 (d) DB Master Finance LLC 2.493 11/20/51 24,262
Series - 2021 1A (Class A2II)
1,969,275 (d) Diamond Resorts Owner Trust 2.890 02/20/32 1,968
Series - 2019 1A (Class A)
300,739 (d) Diamond Resorts Owner Trust 2.700 11/21/33 275
Series - 2021 1A (Class C)
27,932,063 (d) Domino's Pizza Master Issuer LLC 2.662 04/25/51 23,548
Series - 2021 1A (Class A2I)
3,800,000 (a),(d) Dryden 49 Senior Loan Fund SOFR 3 M + 1.862% 7.172 07/18/30 3,786
Series - 2017 49A (Class BR)
2,634,830 (d) DT Auto Owner Trust 0.840 10/15/26 2,587
Series - 2021 1A (Class C)
714,416 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.534 05/25/37 703
Series - 2007 2 (Class A2C)
1,964,648 (d) FCI Funding LLC 1.130 04/15/33 1,907
Series - 2021 1A (Class A)
4,914,029 (d) FNA VI LLC 1.350 01/10/32 4,480
Series - 2021 1A (Class A)
973,648 (a),(d) GoldenTree Loan Opportunities IX Ltd SOFR 3 M + 1.372% 6.741 10/29/29 974
Series - 2014 9A (Class AR2)
1,000,000 (a),(d) Gracie Point International Fun 0.000 09/01/26 1,001
Series - 2023 1A (Class A)
33,120,997 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 2.750% 8.066 07/01/24 33,279
Series - 2022 2A (Class A)
6,925,000 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 3.350% 8.666 07/01/24 6,976
Series - 2022 2A (Class B)
4,000,000 (d) GSCG Trust 2.936 09/06/34 3,344
Series - 2019 600C (Class A)
222,158 (d) HERO Funding Trust 3.280 09/20/48 187
Series - 2017 2A (Class A1)
444,315 (d) HERO Funding Trust 4.070 09/20/48 385
Series - 2017 2A (Class A2)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 24,000,000 (d) Hertz Vehicle Financing LLC 1.210% 12/26/25 $ 22,776
Series - 2021 1A (Class A)
912,423 (d) Hilton Grand Vacations Trust 2.660 12/26/28 909
Series - 2017 AA (Class A)
786,965 (d) Hilton Grand Vacations Trust 2.960 12/26/28 783
Series - 2017 AA (Class B)
2,543,194 (d) Hilton Grand Vacations Trust 2.340 07/25/33 2,383
Series - 2019 AA (Class A)
328,923 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3.986 06/25/33 318
Series - 2003 1 (Class M1)
1,499,931 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6.697 01/17/38 1,494
Series - 2018 SFR4 (Class B)
2,613,676 (d) JG Wentworth XXII LLC 3.820 12/15/48 2,583
Series - 2010 3A (Class A)
5,000,000 (a),(d) KKR Clo 32 Ltd SOFR 3 M + 2.012% 7.320 01/15/32 4,974
Series - 2020 32A (Class B)
3,500,000 (a),(d) Madison Park Funding LV Ltd SOFR 3 M + 2.900% 8.210 07/18/35 3,519
Series - 2022 55A (Class B1)
5,500,000 (a),(d) Madison Park Funding XXI Ltd SOFR 3 M + 1.912% 7.220 10/15/32 5,449
Series - 2016 21A (Class A2RR)
530,000 (a),(d) Magnetite XVIII Ltd SOFR 3 M + 1.762% 7.126 11/15/28 526
Series - 2016 18A (Class BR)
3,500,000 (a),(d) Massachusetts St SOFR 3 M + 1.912% 7.220 01/15/35 3,458
Series - 2021 3A (Class B)
3,091,376 (d) MVW LLC 1.140 01/22/41 2,806
Series - 2021 1WA (Class A)
952,495 (d) MVW Owner Trust 2.420 12/20/34 930
Series - 2017 1A (Class A)
1,112,797 (d) MVW Owner Trust 3.450 01/21/36 1,086
Series - 2018 1A (Class A)
1,225,064 (d) MVW Owner Trust 2.890 11/20/36 1,173
Series - 2019 1A (Class A)
4,124,711 (d) MVW Owner Trust 2.220 10/20/38 3,866
Series - 2019 2A (Class A)
2,488,016 (d) Navient Private Education Refi Loan Trust 1.310 01/15/69 2,252
Series - 2020 HA (Class A)
4,747,688 (d) Navient Private Education Refi Loan Trust 0.840 05/15/69 4,107
Series - 2021 A (Class A)
2,173,948 (d) Navient Student Loan Trust 3.390 12/15/59 2,055
Series - 2019 BA (Class A2A)
1,037,566 (a),(d) Navient Student Loan Trust LIBOR 1 M + 1.094% 6.427 12/15/59 1,027
Series - 2019 BA (Class A2B)
10,000,000 (a),(d) Neuberger Berman CLO Ltd SOFR 3 M + 1.800% 7.151 04/25/36 9,799
Series - 2022 48A (Class B)
8,600,000 (a),(d) Neuberger Berman Loan Advisers CLO 31 Ltd SOFR 3 M + 1.812% 7.138 04/20/31 8,527
Series - 2019 31A (Class BR)
1,000,000 (a),(d) Neuberger Berman Loan Advisers Clo 43 Ltd SOFR 3 M + 1.862% 7.170 07/17/35 987
Series - 2021 43A (Class B)
6,650,000 (a),(d) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7.222 01/18/36 6,589
Series - 2021 10A (Class B)
2,250,000 (a),(d) OHA Credit Funding 6 Ltd SOFR 3 M + 1.912% 7.238 07/20/34 2,237
Series - 2020 6A (Class BR)
1,006,612 (d) OneMain Financial Issuance Trust 3.840 05/14/32 1,005
Series - 2020 1A (Class A)
10,015,000 (d) OneMain Financial Issuance Trust 4.890 10/14/34 9,804
Series - 2022 2A (Class A)
17,350,000 (d) OneMain Financial Issuance Trust 1.750 09/14/35 15,567
Series - 2020 2A (Class A)
21,646,000 (a),(d) OneMain Financial Issuance Trust 30 D AVG SOFR + 0.760% 6.073 06/16/36 21,179
Series - 2021 1A (Class A2)
3,238,381 (d) Oportun Funding XIV LLC 1.210 03/08/28 3,113
Series - 2021 A (Class A)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 311,931 (d) Orange Lake Timeshare Trust 3.100% 11/08/30 $ 300
Series - 2018 A (Class A)
8,000,000 (a),(d) Palmer Square CLO Ltd SOFR 3 M + 1.800% 7.126 04/20/35 7,863
Series - 2022 1A (Class B)
5,500,000 (d) PFS Financing Corp 1.000 10/15/25 5,489
Series - 2020 E (Class A)
9,861,000 (d) PFS Financing Corp 0.970 02/15/26 9,680
Series - 2020 G (Class A)
3,000,000 (a),(d) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8.084 08/25/25 3,003
Series - 2018 GT2 (Class A)
1,450,000 (d) Progress Residential Trust 2.711 11/17/40 1,181
Series - 2021 SFR9 (Class D)
1,000,000 (d) Purchasing Power Funding LLC 4.370 10/15/25 958
Series - 2021 A (Class D)
8,660,582 Santander Drive Auto Receivables Trust 2.220 09/15/26 8,534
Series - 2020 2 (Class D)
3,436,604 Santander Drive Auto Receivables Trust 1.480 01/15/27 3,347
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1.670 10/15/27 31,528
Series - 2021 4 (Class D)
20,185,375 (d) SERVPRO Master Issuer LLC 2.394 04/25/51 16,662
Series - 2021 1A (Class A2)
989,263 (d) Sierra Timeshare Receivables Funding LLC 3.200 01/20/36 971
Series - 2019 1A (Class A)
1,537,733 (d) Sierra Timeshare Receivables Funding LLC 2.590 05/20/36 1,492
Series - 2019 2A (Class A)
897,864 (d) Sierra Timeshare Receivables Funding LLC 2.340 08/20/36 847
Series - 2019 3A (Class A)
1,177,411 (d) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 1,099
Series - 2021 1A (Class A)
1,276,631 (d) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 1,191
Series - 2021 1A (Class B)
707,770 (d) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 657
Series - 2021 1A (Class C)
1,696,134 (d) SMB Private Education Loan Trust 2.430 02/17/32 1,643
Series - 2016 B (Class A2A)
3,119,580 (d) SMB Private Education Loan Trust 2.880 09/15/34 2,998
Series - 2017 A (Class A2A)
4,056,413 (d) SMB Private Education Loan Trust 2.820 10/15/35 3,873
Series - 2017 B (Class A2A)
1,901,479 (d) SMB Private Education Loan Trust 3.500 02/15/36 1,819
Series - 2018 A (Class A2A)
89,517 (d) SoFi Professional Loan Program LLC 2.630 07/25/40 89
Series - 2017 C (Class A2B)
2,014,546 (d) SoFi Professional Loan Program LLC 2.840 01/25/41 1,938
Series - 2017 F (Class A2FX)
3,504,025 (d) SoFi Professional Loan Program LLC 2.950 02/25/42 3,381
Series - 2018 A (Class A2B)
1,561,176 (d) SoFi Professional Loan Program LLC 3.690 06/15/48 1,492
Series - 2019 A (Class A2FX)
3,530,362 (d) SpringCastle America Funding LLC 1.970 09/25/37 3,204
Series - 2020 AA (Class A)
9,021,000 (d) SpringCastle America Funding LLC 2.660 09/25/37 7,895
Series - 2020 AA (Class B)
6,475,000 (d) Stack Infrastructure Issuer LLC 1.893 08/25/45 5,878
Series - 2020 1A (Class A2)
5,875,000 (d) Stack Infrastructure Issuer LLC 1.877 03/26/46 5,171
Series - 2021 1A (Class A2)
124,731 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.334 09/25/34 120
Series - 2004 8 (Class M1)
1,781,250 (d) Taco Bell Funding LLC 4.970 05/25/46 1,717
Series - 2016 1A (Class A23)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 26,399,775 (d) Taco Bell Funding LLC 1.946% 08/25/51 $ 22,827
Series - 2021 1A (Class A2I)
16,122,825 (d) Taco Bell Funding LLC 2.294 08/25/51 13,170
Series - 2021 1A (Class A2II)
1,050,000 (d) Tesla Auto Lease Trust 6.840 08/20/27 1,050
Series - 2023 B (Class B)
7,000,000 (a),(d) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7.288 10/20/34 6,889
Series - 2017 8A (Class A2R)
1,275,000 (d) Tricon American Homes Trust 2.049 07/17/38 1,137
Series - 2020 SFR1 (Class B)
440,000 Verizon Owner Trust 0.770 04/21/25 435
Series - 2020 C (Class C)
19,286,075 (d) Wendy's Funding LLC 2.370 06/15/51 15,835
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 644,504
OTHER MORTGAGE BACKED - 12.9%
1,600,000 (a),(d) 20 Times Square Trust 3.203 05/15/35 1,351
Series - 2018 20TS (Class B)
12,000,000 (a),(d) 20 TSQ GROUNDCO LLC 3.203 05/15/35 8,916
Series - 2018 20TS (Class E)
1,377,997 (a),(d) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6.275 12/18/37 1,369
Series - 2021 FL4 (Class A)
1,094,269 (a),(d) Agate Bay Mortgage Trust 3.500 09/25/45 947
Series - 2015 6 (Class A9)
5,000,000 (a),(d) Alen Mortgage Trust SOFR 1 M + 2.364% 7.697 04/15/34 3,690
Series - 2021 ACEN (Class C)
5,176,000 (a),(d) Angel Oak Mortgage Trust 2.837 11/25/66 3,239
Series - 2021 8 (Class A3)
GBP 420,888 (a),(d) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7.070 07/22/31 442
Series - 2021 1A (Class D)
1,067,340 (a) BANK 4.087 11/15/50 868
Series - 2017 BNK8 (Class B)
2,500,000 (a) BANK 4.231 11/15/50 1,556
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3.093 10/17/52 812
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3.203 12/15/52 3,117
Series - 2019 BN23 (Class AS)
1,000,000 (a) BANK 3.851 07/15/60 811
Series - 2017 BNK6 (Class C)
1,663,256 BANK 2.758 09/15/62 1,385
Series - 2019 BN20 (Class A2)
8,000,000 (a) BANK 3.283 11/15/62 6,651
Series - 2019 BN24 (Class AS)
1,183,000 (a) BANK 3.635 11/15/62 813
Series - 2019 BN24 (Class C)
6,602,193 (a),(d) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 5,094
Series - 2021 6 (Class A19)
1,250,000 (a),(d) BBCMS Mortgage Trust 4.409 08/05/38 816
Series - 2018 CHRS (Class E)
3,500,757 BBCMS Mortgage Trust 3.488 02/15/50 3,327
Series - 2017 C1 (Class ASB)
4,700,000 (a) BBCMS Mortgage Trust 6.383 07/15/56 4,686
Series - 2023 C20 (Class A2)
4,600,000 (a),(d) Benchmark Mortgage Trust 2.791 09/15/48 3,528
Series - 2020 IG2 (Class AM)
2,740,000 (a),(d) Benchmark Mortgage Trust 3.233 09/15/48 2,081
Series - 2020 IG3 (Class AS)
2,500,000 (a),(d) Benchmark Mortgage Trust 3.654 09/15/48 2,144
Series - 2020 IG3 (Class BXA)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,452,143 Benchmark Mortgage Trust 4.016% 03/15/52 $ 3,088
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust 3.784 05/15/52 2,467
Series - 2019 B11 (Class AS)
830,000 Benchmark Mortgage Trust 4.241 05/15/53 761
Series - 2018 B7 (Class A3)
5,921,744 (a) Benchmark Mortgage Trust 4.510 05/15/53 5,529
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2.355 07/15/54 676
Series - 2021 B27 (Class B)
10,000,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 6,776
Series - 2021 B28 (Class B)
3,150,000 Benchmark Mortgage Trust 2.429 08/15/54 2,324
Series - 2021 B28 (Class AS)
3,000,000 (a) BENCHMARK Mortgage Trust 4.434 02/15/51 2,244
Series - 2018 B2 (Class C)
9,500,000 BMARK AS 2.612 09/15/54 7,173
Series - 2021 B29 (Class AS)
2,360,000 (d) BWAY Mortgage Trust 3.402 02/10/44 1,694
Series - 2022 26BW (Class A)
5,000,000 (a),(d) BX Commercial Mortgage Trust SOFR 1 M + 1.035% 6.367 12/15/38 4,900
Series - 2021 CIP (Class A)
7,500,000 (a),(d) BX Commercial Mortgage Trust SOFR 1 M + 1.385% 6.717 12/15/38 7,323
Series - 2021 CIP (Class B)
1,115,772 (a),(d) BX TRUST SOFR 1 M + 2.949% 8.281 08/15/39 1,117
Series - 2022 PSB (Class B)
1,325,000 (d) BXP Trust 3.459 08/13/37 1,162
Series - 2017 CC (Class A)
5,000,000 (d) BXP Trust 2.618 01/15/44 3,699
Series - 2021 601L (Class A)
5,500,000 (a),(d) BXP Trust 2.868 01/15/44 3,220
Series - 2021 601L (Class D)
10,000,000 (a),(d) BXP Trust 2.868 01/15/44 6,463
Series - 2021 601L (Class C)
3,113,257 CD Mortgage Trust 2.622 08/10/49 2,966
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2.926 08/10/49 7,887
Series - 2016 CD1 (Class AM)
5,750,000 (a) CD Mortgage Trust 3.879 11/10/49 4,622
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 4.111 11/10/49 749
Series - 2016 CD2 (Class C)
653,324 CD Mortgage Trust 3.453 02/10/50 621
Series - 2017 CD3 (Class AAB)
500,000 (a) CD Mortgage Trust 4.696 02/10/50 273
Series - 2017 CD3 (Class C)
3,841,571 CD Mortgage Trust 3.220 08/15/50 3,630
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2.812 08/15/57 3,084
Series - 2019 CD8 (Class ASB)
879,539 CFCRE Commercial Mortgage Trust 3.121 05/10/58 832
Series - 2016 C4 (Class AHR)
304,848 (a) CHL Mortgage Pass-Through Trust 3.856 02/20/35 303
Series - 2004 HYB9 (Class 1A1)
2,500,000 (a),(d) Citigroup Commercial Mortgage Trust 3.635 05/10/35 2,281
Series - 2013 375P (Class B)
4,500,000 (d) Citigroup Commercial Mortgage Trust 3.341 05/10/36 4,473
Series - 2019 PRM (Class A)
2,400,000 Citigroup Commercial Mortgage Trust 4.023 03/11/47 2,388
Series - 2014 GC19 (Class A4)
1,700,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 1,582
Series - 2015 GC29 (Class B)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 (a) Citigroup Commercial Mortgage Trust 4.276% 04/10/48 $ 2,732
Series - 2015 GC29 (Class C)
4,306,852 Citigroup Commercial Mortgage Trust 3.243 08/15/50 4,041
Series - 2017 B1 (Class AAB)
6,765,000 Citigroup Commercial Mortgage Trust 3.764 10/12/50 5,897
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,877
Series - 2015 GC33 (Class A4)
5,000,000 (d) COMM Mortgage Trust 3.244 10/10/29 4,526
Series - 2017 PANW (Class A)
3,000,000 (d) COMM Mortgage Trust 3.376 01/10/39 2,379
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust 2.853 10/15/45 113
Series - 2012 CR4 (Class A3)
3,996,967 (a),(d) COMM Mortgage Trust 3.741 06/10/46 3,715
Series - 2013 CR8 (Class B)
3,000,000 COMM Mortgage Trust 4.199 03/10/47 2,966
Series - 2014 UBS2 (Class AM)
750,000 COMM Mortgage Trust 4.174 05/10/47 720
Series - 2014 CR17 (Class AM)
2,500,000 (a),(d) COMM Mortgage Trust 4.767 06/10/47 1,663
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3.917 10/10/47 5,102
Series - 2014 LC17 (Class A5)
5,205,000 (a) COMM Mortgage Trust 4.188 10/10/47 4,999
Series - 2014 LC17 (Class AM)
2,288,546 (a) COMM Mortgage Trust 4.490 10/10/47 2,166
Series - 2014 LC17 (Class B)
2,825,979 (a) COMM Mortgage Trust 3.829 02/10/48 2,579
Series - 2015 LC19 (Class B)
1,000,000 (d) COMM Mortgage Trust 3.000 03/10/48 728
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust 3.309 03/10/48 1,380
Series - 2015 CR22 (Class A5)
3,382,775 (a) COMM Mortgage Trust 3.603 03/10/48 3,197
Series - 2015 CR22 (Class AM)
2,696,000 (a) COMM Mortgage Trust 4.203 03/10/48 2,381
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust 3.801 05/10/48 6,994
Series - 2015 CR23 (Class AM)
4,500,000 (a) COMM Mortgage Trust 4.183 05/10/48 4,195
Series - 2015 CR23 (Class B)
2,549,000 (a) COMM Mortgage Trust 4.443 05/10/48 2,232
Series - 2015 CR23 (Class C)
1,527,673 COMM Mortgage Trust 3.421 07/10/48 1,492
Series - 2015 LC21 (Class ASB)
4,000,000 (a) COMM Mortgage Trust 3.463 08/10/48 3,187
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3.696 08/10/48 2,437
Series - 2015 CR24 (Class A5)
5,000,000 (a) COMM Mortgage Trust 4.028 08/10/48 4,708
Series - 2015 CR24 (Class AM)
2,000,000 (a) COMM Mortgage Trust 4.491 08/10/48 1,837
Series - 2015 CR24 (Class B)
1,467,000 (a) COMM Mortgage Trust 4.491 08/10/48 1,282
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust 3.612 10/10/48 1,283
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3.630 10/10/48 3,049
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust 3.774 10/10/48 1,969
Series - 2015 LC23 (Class A4)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,875,000 (a) COMM Mortgage Trust 4.614% 10/10/48 $ 1,709
Series - 2015 CR26 (Class B)
4,855,000 (a) COMM Mortgage Trust 4.697 10/10/48 4,344
Series - 2015 LC23 (Class C)
985,083 COMM Mortgage Trust 3.651 02/10/49 940
Series - 2016 CR28 (Class AHR)
4,650,000 (a) COMM Mortgage Trust 4.759 02/10/49 4,224
Series - 2016 CR28 (Class B)
1,550,000 COMM Mortgage Trust 3.263 08/15/57 1,275
Series - 2019 GC44 (Class AM)
2,000,000 (a) COMM Mortgage Trust 3.640 08/15/57 1,393
Series - 2019 GC44 (Class C)
4,600,000 (a) COMM MORTGAGE TRUST 4.493 05/10/51 3,951
Series - 2018 COR3 (Class AM)
6,956,056 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7.215 12/25/41 6,838
Series - 2022 R01 (Class 1M2)
4,960,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.815 01/25/42 5,086
Series - 2022 R02 (Class 2B1)
2,006,400 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6.349 03/25/42 2,210
Series - 2022 R03 (Class 1B1)
19,340,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.415 03/25/42 19,659
Series - 2022 R04 (Class 1M2)
18,955,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.815 03/25/42 19,517
Series - 2022 R03 (Class 1M2)
5,970,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.315 04/25/42 6,064
Series - 2022 R05 (Class 2M2)
30,200,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.165 05/25/42 31,381
Series - 2022 R06 (Class 1M2)
23,635,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.965 06/25/42 25,211
Series - 2022 R07 (Class 1M2)
9,505,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8.915 07/25/42 9,800
Series - 2022 R08 (Class 1M2)
12,890,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.065 09/25/42 13,923
Series - 2022 R09 (Class 2M2)
870,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12.065 09/25/42 955
Series - 2022 R09 (Class 2B1)
16,045,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.065 12/25/42 16,868
Series - 2023 R01 (Class 1M2)
3,960,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 4,009
Series - 2023 R06 (Class 1B1)
7,400,000 (a),(d) Credit Suisse Commercial Mortgage Trust 3.854 11/10/32 5,361
Series - 2017 CALI (Class B)
1,905,260 (a),(d) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.647% 6.980 05/15/36 1,893
Series - 2019 ICE4 (Class D)
7,853,098 (a),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 6,249
Series - 2021 NQM8 (Class A3)
4,270,400 (a),(d) CSMC Series 3.388 10/25/59 3,671
Series - 2019 NQM1 (Class M1)
9,250,000 DBGS Mortgage Trust 4.466 10/15/51 8,453
Series - 2018 C1 (Class A4)
6,002,457 DBJPM Mortgage Trust 2.756 08/10/49 5,678
Series - 2016 C3 (Class ASB)
7,394,756 DBJPM Mortgage Trust 3.121 06/10/50 7,001
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2.340 08/15/53 3,948
Series - 2020 C9 (Class AM)
17,410,000 (d) DBUBS Mortgage Trust 3.452 10/10/34 15,786
Series - 2017 BRBK (Class A)
15,500,000 (a),(d) DBUBS Mortgage Trust 3.648 10/10/34 13,549
Series - 2017 BRBK (Class B)
5,000,000 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 1.235% 6.568 11/15/38 4,891
Series - 2021 ELP (Class B)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,000,000 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6.767% 11/15/38 $ 6,835
Series - 2021 ELP (Class C)
4,670,000 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7.566 11/15/38 4,592
Series - 2021 ELP (Class E)
4,999,900 (a),(d) EQUS Mortgage Trust SOFR 1 M + 0.869% 6.202 10/15/38 4,887
Series - 2021 EQAZ (Class A)
2,324,320 (a),(d) Flagstar Mortgage Trust 4.002 10/25/47 1,997
Series - 2017 2 (Class B3)
113,681 (a),(d) Flagstar Mortgage Trust 4.000 09/25/48 104
Series - 2018 5 (Class A11)
3,169,264 (a),(d) Flagstar Mortgage Trust 2.500 04/25/51 2,332
Series - 2021 2 (Class A4)
9,060,153 (a),(d) Flagstar Mortgage Trust 2.500 06/01/51 6,668
Series - 2021 4 (Class A21)
974,475 Ford Credit Auto Owner Trust 5.140 03/15/26 971
Series - 2023 A (Class A2A)
974,475 (a) Ford Credit Auto Owner Trust 30 D AVG SOFR + 0.720% 6.033 03/15/26 976
Series - 2023 A (Class A2B)
810,000 (a),(d) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9.665 04/25/42 848
Series - 2022 DNA3 (Class M2)
GBP 893,413 (a),(d) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8.118 11/20/33 956
Series - 2021 1A (Class GBD)
5,000,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 1.364% 6.697 11/15/36 4,870
Series - 2021 ARDN (Class A)
3,600,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8.797 11/15/36 3,347
Series - 2021 ARDN (Class E)
1,130,000 (a),(d) GS Mortgage Securities Corp II 3.591 09/10/37 980
Series - 2017 375H (Class A)
2,500,000 (a),(d) GS Mortgage Securities Corp II 3.599 09/10/37 2,068
Series - 2017 375H (Class B)
1,350,000 (a) GS Mortgage Securities Corp II 3.777 05/10/50 1,269
Series - 2015 GC30 (Class AS)
5,235,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 1.897% 7.230 07/15/31 2,591
Series - 2018 TWR (Class D)
3,000,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8.197 11/15/36 2,802
Series - 2021 ARDN (Class D)
2,000,000 (a),(d) GS Mortgage Securities Trust SOFR 1 M + 1.747% 7.080 07/15/31 1,290
Series - 2018 TWR (Class C)
377,267 GS Mortgage Securities Trust 3.206 02/10/48 370
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3.396 02/10/48 2,718
Series - 2015 GC28 (Class A5)
7,400,000 (a) GS Mortgage Securities Trust 4.018 07/10/48 6,969
Series - 2015 GC32 (Class AS)
1,357,372 GS Mortgage Securities Trust 3.278 10/10/48 1,317
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3.143 10/10/49 1,788
Series - 2016 GS3 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 4.078 11/10/49 1,207
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust 3.674 03/10/50 1,815
Series - 2017 GS5 (Class A4)
4,150,000 (a) GS Mortgage Securities Trust 3.826 03/10/50 3,663
Series - 2017 GS5 (Class AS)
8,505,947 GS Mortgage Securities Trust 3.230 05/10/50 8,074
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3.433 05/10/50 5,453
Series - 2017 GS6 (Class A3)
2,540,000 (a) GS Mortgage Securities Trust 4.160 05/10/50 2,302
Series - 2015 GC30 (Class B)
5,000,000 (a) GS Mortgage Securities Trust 4.204 05/10/50 4,433
Series - 2015 GC30 (Class C)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 GS Mortgage Securities Trust 3.837% 11/10/50 $ 2,747
Series - 2017 GS8 (Class ABP)
4,844,000 (a) GS Mortgage Securities Trust 4.468 11/10/50 3,940
Series - 2017 GS8 (Class C)
3,050,000 (a) GS Mortgage Securities Trust 4.158 02/10/52 2,677
Series - 2019 GC38 (Class AS)
2,500,000 (a) GS Mortgage Securities Trust 3.173 02/13/53 2,012
Series - 2020 GC45 (Class AS)
148,080 (a),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 135
Series - 2019 PJ2 (Class A1)
386,813 (a),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 352
Series - 2019 PJ2 (Class A4)
899,463 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 730
Series - 2020 PJ4 (Class A4)
37,285,752 (a),(d) GS Mortgage-Backed Securities Corp Trust 0.268 03/27/51 367
Series - 2020 PJ5 (Class AX1)
1,274,456 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 1,025
Series - 2020 PJ5 (Class A4)
1,929,787 (a),(d) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,420
Series - 2020 PJ6 (Class A4)
91,333,621 (a),(d) GS Mortgage-Backed Securities Corp Trust 0.150 08/25/51 610
Series - 2021 PJ3 (Class AX1)
12,290,425 (a),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 9,045
Series - 2021 PJ5 (Class A4)
11,930,725 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 9,175
Series - 2022 PJ2 (Class A36)
4,284,161 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 3,295
Series - 2022 PJ4 (Class A36)
1,017,199 (a),(d) GS Mortgage-Backed Securities Trust 3.631 05/25/50 810
Series - 2020 PJ1 (Class B2)
2,392,586 (a),(d) GS Mortgage-Backed Securities Trust 2.500 07/25/51 1,761
Series - 2021 PJ2 (Class A4)
17,683,095 (a),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 13,123
Series - 2021 PJ6 (Class A4)
21,523,516 (a),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 15,840
Series - 2021 PJ7 (Class A4)
10,044,464 (a),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,392
Series - 2021 PJ8 (Class A4)
3,398,772 (a),(d) GS Mortgage-Backed Securities Trust 2.722 01/25/52 2,412
Series - 2021 PJ7 (Class B2)
10,543,589 (a),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 7,759
Series - 2021 PJ10 (Class A4)
4,705,823 (a),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 3,952
Series - 2022 PJ1 (Class A8)
3,029,501 (a),(d) GS Mortgage-Backed Securities Trust 2.834 05/28/52 2,233
Series - 2022 PJ1 (Class B2)
7,211,321 (a),(d) GS Mortgage-Backed Securities Trust 3.000 07/25/52 5,564
Series - 2022 INV1 (Class A4)
10,984,315 (a),(d) GS Mortgage-Backed Securities Trust 3.000 08/26/52 8,475
Series - 2022 GR2 (Class A4)
9,426,899 (a),(d) GS Mortgage-Backed Securities Trust 3.000 09/25/52 7,273
Series - 2022 HP1 (Class A4)
6,990,293 (a),(d) GS Mortgage-Backed Securities Trust 3.000 10/25/52 5,376
Series - 2022 PJ5 (Class A36)
5,701,890 (a),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 4,399
Series - 2022 PJ6 (Class A24)
8,317,224 (a),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 6,692
Series - 2023 PJ1 (Class A24)
1,611,677 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.062 08/19/45 1,451
Series - 2005 11 (Class 2A1A)
6,000,000 (d) Hudson Yards Mortgage Trust 2.835 08/10/38 5,422
Series - 2016 10HY (Class A)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,500,000 (a),(d) Hudson Yards Mortgage Trust 3.076% 08/10/38 $ 2,242
Series - 2016 10HY (Class B)
7,250,000 (a),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 6,402
Series - 2016 10HY (Class C)
5,500,000 (a),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 4,046
Series - 2019 55HY (Class D)
2,750,000 (a),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 1,971
Series - 2019 55HY (Class E)
251,335 (a) Impac CMB Trust SOFR 1 M + 0.774% 6.094 03/25/35 231
Series - 2004 11 (Class 2A1)
2,598,659 (a),(d) Imperial Fund Mortgage Trust 2.051 10/25/55 2,302
Series - 2020 NQM1 (Class A3)
1,043,500 (a),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 848
Series - 2020 NQM1 (Class M1)
2,346,092 (a),(d) J.P. Morgan Mortgage Trust 4.000 12/25/52 1,958
Series - 2022 7 (Class 2A6A)
1,000,000 (a),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
4.767 07/05/31 576
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.914 01/15/49 1,676
Series - 2015 JP1 (Class A5)
3,515,072 JP Morgan Chase Commercial Mortgage Securities
Corp
2.713 08/15/49 3,346
Series - 2016 JP2 (Class ASB)
4,416,868 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 4,217
Series - 2017 JP7 (Class A3)
3,155,000 (d) JP Morgan Chase Commercial Mortgage Securities
Trust
3.065 01/16/37 2,784
Series - 2020 NNN (Class BFX)
2,915,659 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.565 12/25/44 2,780
Series - 2015 1 (Class B1)
204,699 (a),(d) JP Morgan Mortgage Trust 3.500 05/25/45 179
Series - 2015 3 (Class A19)
2,079,285 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/45 1,819
Series - 2015 6 (Class A13)
1,099,859 (a),(d) JP Morgan Mortgage Trust 3.500 05/25/47 936
Series - 2017 2 (Class A13)
2,223,595 (a),(d) JP Morgan Mortgage Trust 3.500 09/25/48 1,868
Series - 2018 3 (Class A13)
1,063,032 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/48 894
Series - 2018 4 (Class A13)
3,123,657 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/48 2,589
Series - 2018 5 (Class A13)
1,954,389 (a),(d) JP Morgan Mortgage Trust 3.542 10/26/48 1,886
Series - 2017 5 (Class A2)
221,818 (a),(d) JP Morgan Mortgage Trust 4.000 01/25/49 198
Series - 2018 8 (Class A13)
678,398 (a),(d) JP Morgan Mortgage Trust 4.000 02/25/49 605
Series - 2018 9 (Class A13)
297,934 (a),(d) JP Morgan Mortgage Trust 4.000 05/25/49 269
Series - 2019 1 (Class A3)
541,633 (a),(d) JP Morgan Mortgage Trust 4.000 05/25/49 486
Series - 2019 1 (Class A15)
1,121,095 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6.379 10/25/49 1,084
Series - 2019 INV1 (Class A11)
6,592,688 (a),(d) JP Morgan Mortgage Trust 3.828 06/25/50 5,408
Series - 2020 1 (Class B2)
28,836,789 (a),(d) JP Morgan Mortgage Trust 0.141 07/25/51 189
Series - 2021 3 (Class AX1)
20,567,046 (a),(d) JP Morgan Mortgage Trust 0.132 08/25/51 126
Series - 2021 4 (Class AX1)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,395,208 (a),(d) JP Morgan Mortgage Trust 2.882% 08/25/51 $ 1,741
Series - 2021 4 (Class B2)
39,019,995 (a),(d) JP Morgan Mortgage Trust 0.137 10/25/51 247
Series - 2021 6 (Class AX1)
7,293,079 (a),(d) JP Morgan Mortgage Trust 2.500 10/25/51 5,367
Series - 2021 6 (Class A15)
5,230,388 (a),(d) JP Morgan Mortgage Trust 2.500 11/25/51 3,849
Series - 2021 7 (Class A15)
10,383,744 (a),(d) JP Morgan Mortgage Trust 0.400 12/25/51 219
Series - 2021 INV2 (Class AX4)
6,373,740 (a),(d) JP Morgan Mortgage Trust 2.500 12/25/51 4,691
Series - 2021 8 (Class A15)
2,453,421 (a),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,806
Series - 2021 10 (Class A15)
8,579,630 (a),(d) JP Morgan Mortgage Trust 2.500 01/25/52 6,314
Series - 2021 11 (Class A15)
2,497,992 (a),(d) JP Morgan Mortgage Trust 2.500 02/25/52 1,838
Series - 2021 12 (Class A15)
10,266,983 (a),(d) JP Morgan Mortgage Trust 0.500 04/25/52 395
Series - 2021 INV6 (Class A5X)
8,854,340 (a),(d) JP Morgan Mortgage Trust 3.346 04/25/52 6,814
Series - 2021 INV6 (Class B1)
5,665,823 (a),(d) JP Morgan Mortgage Trust 3.346 04/25/52 4,257
Series - 2021 INV6 (Class B2)
3,858,361 (a),(d) JP Morgan Mortgage Trust 2.500 05/25/52 2,839
Series - 2021 14 (Class A15)
2,591,238 (a),(d) JP Morgan Mortgage Trust 2.927 05/25/52 1,951
Series - 2021 LTV2 (Class A3)
11,057,595 (a),(d) JP Morgan Mortgage Trust 2.500 06/25/52 8,138
Series - 2021 15 (Class A15)
13,988,144 (a),(d) JP Morgan Mortgage Trust 2.500 07/25/52 10,294
Series - 2022 1 (Class A15)
23,894,216 (a),(d) JP Morgan Mortgage Trust 3.250 07/25/52 19,541
Series - 2022 LTV1 (Class A1)
18,808,131 (a),(d) JP Morgan Mortgage Trust 3.000 08/25/52 14,464
Series - 2022 3 (Class A25)
16,901,914 (a),(d) JP Morgan Mortgage Trust 3.000 08/25/52 12,998
Series - 2022 2 (Class A25)
7,413,858 (a),(d) JP Morgan Mortgage Trust 3.000 09/25/52 5,720
Series - 2022 INV3 (Class A6)
12,124,090 (a),(d) JP Morgan Mortgage Trust 3.500 09/25/52 9,755
Series - 2022 LTV2 (Class A6)
10,134,083 (a),(d) JP Morgan Mortgage Trust 3.000 10/25/52 7,819
Series - 2022 4 (Class A17A)
6,104,737 (a),(d) JP Morgan Mortgage Trust 3.000 11/25/52 4,710
Series - 2022 6 (Class A17A)
6,796,310 (a),(d) JP Morgan Mortgage Trust 3.000 12/25/52 5,244
Series - 2022 7 (Class 1A17)
4,183,164 (a),(d) JP Morgan Mortgage Trust 5.000 06/25/53 3,816
Series - 2023 1 (Class A15A)
4,187,869 (a),(d) JP Morgan Mortgage Trust 5.500 06/25/53 3,917
Series - 2023 1 (Class A15B)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3.997 08/15/47 4,987
Series - 2014 C21 (Class AS)
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust 4.629 09/15/47 2,549
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 3.898 02/15/48 2,737
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3.611 05/15/48 2,425
Series - 2015 C29 (Class A4)
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 2,355
Series - 2015 C29 (Class AS)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,350,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118% 05/15/48 $ 2,157
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,273
Series - 2015 C31 (Class AS)
9,952,000 (a) JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 8,316
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 2,379
Series - 2015 C31 (Class C)
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust 4.859 03/17/49 1,607
Series - 2016 C1 (Class C)
2,410,915 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 2,290
Series - 2017 JP5 (Class A4)
854,620 JPMCC Commercial Mortgage Securities Trust 3.549 03/15/50 809
Series - 2017 JP5 (Class ASB)
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3.904 03/15/50 747
Series - 2017 JP5 (Class C)
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust 3.187 12/15/49 692
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3.694 03/15/50 2,763
Series - 2017 C5 (Class A5)
9,000,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 6,452
Series - 2020 COR7 (Class AS)
2,373,084 (d) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 2,158
Series - 2013 GCP (Class A1)
3,794,615 (d) Ladder Capital Commercial Mortgage Securities 3.357 07/12/50 3,603
Series - 2017 LC26 (Class ASB)
EUR 589,114 (a),(d) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1.000 08/17/33 575
Series - 2021 1A (Class E)
EUR 599,877 (a),(d) Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 6.137 08/17/31 602
Series - 2021 1A (Class D)
7,250,000 (d) Liberty Street Trust 3.597 02/10/36 6,462
Series - 2016 225L (Class A)
4,000,000 (a),(d) MAD Mortgage Trust 3.294 08/15/34 3,598
Series - 2017 330M (Class A)
1,500,000 (a),(d) Manhattan West 2.413 09/10/39 1,278
Series - 2020 1MW (Class B)
505,931 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2.278 01/25/37 467
Series - 2006 WMC1 (Class A1B)
2,707,718 (d) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,485
Series - 2014 C19 (Class LNC1)
892,164 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 802
Series - 2014 C19 (Class LNC2)
4,650,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 4,442
Series - 2014 C19 (Class AS)
4,100,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.605 02/15/48 3,879
Series - 2015 C20 (Class AS)
1,250,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.603 02/15/48 1,122
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.338 03/15/48 2,386
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 6,116
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 2,805
Series - 2015 C22 (Class AS)
3,380,820 (a),(d) Morgan Stanley Capital I Inc SOFR 1 M + 1.491% 6.824 11/15/23 3,285
Series - 2021 ILP (Class C)
387,583 (a) Morgan Stanley Capital I Trust 6.282 12/12/49 164
Series - 2007 IQ16 (Class AJ)
264,381 (a) Morgan Stanley Capital I Trust 6.282 12/12/49 112
Series - 2007 IQ16 (Class AJFX)
4,200,136 Morgan Stanley Capital I Trust 3.304 06/15/50 4,026
Series - 2017 H1 (Class ASB)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,458,000 Morgan Stanley Capital I Trust 3.587% 12/15/50 $ 1,319
Series - 2017 HR2 (Class A4)
2,840,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 2,566
Series - 2018 H3 (Class AS)
633,120 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 536
Series - 2021 4 (Class A4)
8,056,991 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 5,929
Series - 2021 5 (Class A9)
5,412,629 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 3,983
Series - 2021 6 (Class A9)
1,972,622 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,670
Series - 2021 6 (Class A4)
3,000,000 (a),(d) MSDB Trust 3.427 07/11/39 2,548
Series - 2017 712F (Class A)
1,200,000 (a),(d) Natixis Commercial Mortgage Securities Trust 3.917 11/15/32 1,040
Series - 2018 285M (Class A)
12,741,348 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 11,657
Series - 2019 MILE (Class A)
5,000,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7.212 07/15/36 4,299
Series - 2019 MILE (Class B)
2,900,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7.612 07/15/36 2,353
Series - 2019 MILE (Class C)
5,000,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 8.162 07/15/36 3,832
Series - 2019 MILE (Class D)
703,488 (d) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 616
Series - 2020 2PAC (Class A)
1,012,057 (a),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 936
Series - 2019 NQM4 (Class A3)
980,000 (a),(d) New Residential Mortgage Loan Trust 2.986 09/25/59 810
Series - 2019 NQM4 (Class M1)
233,818 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5.914 02/25/36 229
Series - 2005 3 (Class A1)
1,825,000 (a),(d) NLT Trust 2.569 08/25/56 1,134
Series - 2021 INV2 (Class M1)
10,993,153 (a),(d) OBX Trust 2.500 07/25/51 8,090
Series - 2021 J2 (Class A19)
9,618,724 (a),(d) OBX Trust 4.000 10/25/52 8,028
Series - 2022 INV5 (Class A13)
796,167 (a),(d) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 758
Series - 2018 1 (Class A2)
3,385,434 (a),(d) Oceanview Mortgage Trust 2.500 05/25/51 2,491
Series - 2021 1 (Class A19)
2,483,156 (a),(d) Oceanview Mortgage Trust 4.500 11/25/52 2,214
Series - 2022 1 (Class A1)
5,434,000 (d) Olympic Tower Mortgage Trust 3.566 05/10/39 4,645
Series - 2017 OT (Class A)
8,520,000 (d) One Bryant Park Trust 2.516 09/15/54 6,787
Series - 2019 OBP (Class A)
2,000,000 (d) RBS Commercial Funding, Inc Trust 3.511 03/11/31 1,768
Series - 2013 SMV (Class B)
14,615,014 (a),(d) RCKT Mortgage Trust 2.500 02/25/52 10,756
Series - 2022 2 (Class A22)
3,230,802 (a),(d) RCKT Mortgage Trust 3.500 06/25/52 2,599
Series - 2022 4 (Class A22)
626,412 (a),(d) Sequoia Mortgage Trust 3.500 05/25/45 551
Series - 2015 2 (Class A1)
562,035 (a),(d) Sequoia Mortgage Trust 3.500 06/25/46 486
Series - 2016 1 (Class A19)
137,050 (a),(d) Sequoia Mortgage Trust 3.500 02/25/47 117
Series - 2017 2 (Class A19)
2,037,728 (a),(d) Sequoia Mortgage Trust 3.726 09/25/47 1,828
Series - 2017 6 (Class B1)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 883,511 (a),(d) Sequoia Mortgage Trust 3.500% 03/25/48 $ 759
Series - 2018 3 (Class A1)
77,387 (a),(d) Sequoia Mortgage Trust 4.000 09/25/48 70
Series - 2018 7 (Class A19)
294,638 (a),(d) Sequoia Mortgage Trust 4.000 06/25/49 265
Series - 2019 2 (Class A19)
1,318,641 (a),(d) Sequoia Mortgage Trust 3.500 12/25/49 1,133
Series - 2019 5 (Class A19)
5,845,178 (a),(d) Sequoia Mortgage Trust 3.000 04/25/50 4,691
Series - 2020 3 (Class A19)
5,901,813 (a),(d) Sequoia Mortgage Trust 2.500 06/25/51 4,343
Series - 2021 4 (Class A19)
424,350 (a),(d) Shellpoint Co-Originator Trust 3.500 04/25/47 361
Series - 2017 1 (Class A19)
7,750,000 (d) SLG Office Trust 2.585 07/15/41 6,060
Series - 2021 OVA (Class A)
26,865,000 (d) SLG Office Trust 2.851 07/15/41 19,400
Series - 2021 OVA (Class D)
9,741,110 (a),(d) SMR Mortgage Trust SOFR 1 M + 1.650% 6.982 02/15/39 9,333
Series - 2022 IND (Class A)
9,277,248 (a),(d) SMR Mortgage Trust SOFR 1 M + 2.950% 8.282 02/15/39 8,756
Series - 2022 IND (Class C)
5,000,000 (a),(d) SREIT Trust SOFR 1 M + 0.936% 6.268 11/15/36 4,919
Series - 2021 MFP2 (Class A)
6,930,000 (a),(d) SREIT Trust SOFR 1 M + 1.286% 6.618 11/15/36 6,800
Series - 2021 MFP2 (Class B)
GBP 347,448 (a),(d) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6.519 05/17/31 408
Series - 2021 UK1A (Class B)
GBP 506,281 (a),(d) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6.869 05/17/31 590
Series - 2021 UK1A (Class C)
GBP 422,276 (a),(d) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
6.719 08/17/31 498
Series - 2021 UK4A (Class B)
8,740,475 UBS Commercial Mortgage Trust 3.256 06/15/50 8,336
Series - 2017 C1 (Class ASB)
1,587,389 UBS Commercial Mortgage Trust 3.366 10/15/50 1,501
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3.563 10/15/50 1,309
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4.334 10/15/51 1,607
Series - 2018 C13 (Class A4)
2,070,000 (a),(d) Verus Securitization Trust 3.207 11/25/59 1,809
Series - 2019 4 (Class M1)
1,070,201 (d) Verus Securitization Trust 1.733 05/25/65 986
Series - 2020 5 (Class A3)
1,802,149 (a),(d) Verus Securitization Trust 2.240 10/25/66 1,445
Series - 2021 7 (Class A3)
1,090,241 (d) VSE VOI Mortgage LLC 2.330 03/20/35 1,072
Series - 2017 A (Class A)
1,740,030 Wells Fargo Commercial Mortgage Trust 3.405 12/15/47 1,671
Series - 2014 LC18 (Class A5)
4,500,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 4,259
Series - 2014 LC18 (Class AS)
1,570,000 Wells Fargo Commercial Mortgage Trust 3.406 05/15/48 1,464
Series - 2015 NXS1 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 3.658 05/15/48 1,802
Series - 2015 NXS1 (Class B)
2,279,000 (a) Wells Fargo Commercial Mortgage Trust 4.278 05/15/48 1,899
Series - 2015 NXS1 (Class D)
5,037,182 Wells Fargo Commercial Mortgage Trust 2.788 07/15/48 4,835
Series - 2016 C35 (Class ASB)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,851,702 Wells Fargo Commercial Mortgage Trust 2.514% 08/15/49 $ 7,487
Series - 2016 BNK1 (Class ASB)
7,973,231 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 7,628
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 794
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,781
Series - 2017 RB1 (Class AS)
10,585,871 Wells Fargo Commercial Mortgage Trust 3.261 07/15/50 10,122
Series - 2017 C38 (Class ASB)
2,197,255 (a) Wells Fargo Commercial Mortgage Trust 3.903 07/15/50 1,801
Series - 2017 C38 (Class C)
7,547,164 Wells Fargo Commercial Mortgage Trust 3.212 09/15/50 7,182
Series - 2017 C39 (Class ASB)
4,000,000 (a) Wells Fargo Commercial Mortgage Trust 3.767 07/15/58 3,798
Series - 2015 NXS2 (Class A5)
1,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.416 07/15/58 929
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3.749 03/15/59 5,538
Series - 2016 C33 (Class AS)
185,890 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 171
Series - 2019 2 (Class A17)
2,388,598 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 2,030
Series - 2019 4 (Class A1)
908,363 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 728
Series - 2020 4 (Class A17)
11,193,963 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 8,238
Series - 2021 2 (Class A17)
4,658,871 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 3,594
Series - 2021 INV1 (Class A17)
5,366,874 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.314 08/25/51 4,189
Series - 2021 INV1 (Class B1)
4,525,576 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 3,330
Series - 2022 2 (Class A18)
3,986,006 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 3,075
Series - 2022 INV1 (Class A18)
6,847,777 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 5,509
Series - 2022 INV1 (Class A17)
1,050,000 (a) WFRBS Commercial Mortgage Trust 4.162 12/15/46 1,042
Series - 2013 C18 (Class A5)
2,185,281 WFRBS Commercial Mortgage Trust 3.995 05/15/47 2,142
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3.607 11/15/47 3,734
Series - 2014 C24 (Class A5)
247,062 (a),(d) WinWater Mortgage Loan Trust 3.919 06/20/44 194
Series - 2014 1 (Class B4)
6,382,868 (a),(d) Woodward Capital Management 3.000 05/25/52 4,925
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,314,050
TOTAL STRUCTURED ASSETS 1,958,554
(Cost $2,227,346)
SHARES
REFERENCERATE & SPREAD

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 (e) Morgan Stanley $ 4,372
TOTAL FINANCIAL SERVICES 4,372
TOTAL PREFERRED STOCKS 4,372
(Cost $4,348)
TOTAL LONG-TERM INVESTMENTS 9,981,757
(Cost $11,392,456)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
COMMERCIAL PAPER - 0.1%
$ 5,500,000 (d) HSBC USA, Inc 0.000% 02/02/24 5,391
TOTAL COMMERCIAL PAPER 5,391
GOVERNMENT AGENCY DEBT - 0.6%
59,900,000 Federal Home Loan Bank (FHLB) 0.000 10/13/23 59,806
5,000,000 FHLB 0.000 11/02/23 4,978
KZT 245,300,000 Kazakhstan Treasury Bill 0.000 03/13/24 479
TOTAL GOVERNMENT AGENCY DEBT 65,263
REPURCHASE AGREEMENT - 0.1%
9,018,000 (i) Fixed Income Clearing Corp (FICC) 5.300 10/02/23 9,018
TOTAL REPURCHASE AGREEMENT 9,018
TREASURY DEBT - 0.0%
2,000,000 United States Treasury Bill 0.000 11/02/23 1,991
TOTAL TREASURY DEBT 1,991
TOTAL SHORT-TERM INVESTMENTS 81,663
(Cost $81,699)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
30,921,974 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5.360 30,922
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 30,922
(Cost $30,922)
TOTAL INVESTMENTS - 98.7% 10,094,342
(Cost $11,505,077)
OTHER ASSETS & LIABILITIES, NET - 1.3% 129,651
NET ASSETS - 100.0% $10,223,993

See Notes to Portfolio of Investments
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,722,539.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $9,018,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $9,198,381.
(j)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 2-Year Note 630 12/29/23  $ 127,976 $ 127,708 $ (268)
U.S. Treasury 5-Year Note 2,233 12/29/23 236,994 235,267 (1,727)
Total 2,863  $ 364,970  $ 362,975  $ (1,995)

CREF Core Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 1,802 JPY 248,164 Australia and New Zealand Banking Group Limited 10/13/23  $ 138
$ 599 JPY 82,514 Australia and New Zealand Banking Group Limited 10/13/23 46
$ 2,196 NZD 3,523 Australia and New Zealand Banking Group Limited 10/13/23 85
$ 700 THB 24,950 Australia and New Zealand Banking Group Limited 10/16/23 14
Total  $ 283
$ 25,880 CNY 188,637 Bank of America 11/15/23  $ (292)
$ 591 EUR 542 Bank of America 10/13/23 17
Total  $ (275)
$ 5,284 AUD 7,824 Citibank N.A. 10/13/23  $ 251
$ 10,096 CAD 13,288 Citibank N.A. 10/13/23 311
$ 810 EUR 732 Citibank N.A. 10/13/23 36
$ 3,422 EUR 3,065 Citibank N.A. 10/13/23 180
$ 79,393 EUR 71,689 Citibank N.A. 10/13/23 3,560
$ 16,924 GBP 13,085 Citibank N.A. 10/13/23 957
$ 351 GBP 272 Citibank N.A. 10/13/23 20
$ 576 JPY 80,895 Citibank N.A. 10/13/23 34
$ 21,364 JPY 2,940,062 Citibank N.A. 10/13/23 1,646
$ 2,203 NOK 22,651 Citibank N.A. 10/13/23 85
$ 211 PEN 783 Citibank N.A. 10/16/23 5
GBP 418 $ 539 Citibank N.A. 10/13/23 (30)
GBP 416 $ 538 Citibank N.A. 10/13/23 (30)
Total  $ 7,025
$ 7,299 KRW 9,664,626 Goldman Sachs 10/16/23  $ 147
$ 956 CZK 21,827 Morgan Stanley 10/13/23  $ 10
$ 1,086 GBP 841 Morgan Stanley 10/13/23 60
$ 500 GBP 407 Morgan Stanley 10/13/23 3
$ 932 HUF 335,732 Morgan Stanley 10/13/23 22
$ 914 IDR 14,036,335 Morgan Stanley 10/16/23 7
$ 708 MXN 12,177 Morgan Stanley 10/13/23 11
$ 670 RON 3,104 Morgan Stanley 10/13/23 11
EUR 680 $ 756 Morgan Stanley 10/13/23 (36)
EUR 246 $ 276 Morgan Stanley 10/13/23 (16)
EUR 38 $ 42 Morgan Stanley 10/13/23 (2)
$ 345 ZAR 6,501 Morgan Stanley 10/13/23 2
Total  $ 72
$ 573 JPY 82,641 Standard Chartered Bank 10/13/23  $ 19
$ 390 COP 1,554,203 Toronto Dominion Bank 10/17/23  $ 11
$ 1,671 EUR 1,495 Toronto Dominion Bank 10/13/23 89
Total  $ 100
Total  $ 7,371
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

See Notes to Portfolio of Investments
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS41V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $450,000 $(5,528) $(6,523) $995
CDX-NAHYS41V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 150,000 (1,400) (1,233) (167)
Total $(6,928) $(7,756) $828
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

CREF Inflation-Linked Bond Account September 30, 2023
Portfolio of Investments

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.7%
BANK LOAN OBLIGATIONS - 0.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 2,056,250 (a) Trans Union LLC SOFR 12 M + 2.250% 7.696% 12/01/28 $ 2,058
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,058
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
2,947,500 (a) Rexnord LLC SOFR 12 M + 2.000% 7 .446 10/04/28 2,954
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,954
CONSUMER DURABLES & APPAREL - 0.0%
1,550,400 (a) Crocs, Inc SOFR 12 M + 3.000% 8.417 02/20/29 1,557
TOTAL CONSUMER DURABLES & APPAREL 1,557
CONSUMER SERVICES - 0.1%
2,946,565 (a) 1011778 BC ULC LIBOR 1 M + 1.750% 7.196 11/19/26 2,939
2,449,984 (a) Stars Group Holdings BV SOFR 4 M + 2.250% 7.754 07/21/26 2,451
TOTAL CONSUMER SERVICES 5,390
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
2,992,500 (a) Select Medical Corp SOFR 12 M + 3.000% 8.331 03/06/27 2,989
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,989
MEDIA & ENTERTAINMENT - 0.1%
1,965,000 (a) Fluidra Finco SL SOFR 12 M + 1.925% 7.356 01/29/29 1,956
1,340,156 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7.946 10/19/26 1,344
TOTAL MEDIA & ENTERTAINMENT 3,300
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,585,688 (a) Avantor, Inc SOFR 12 M + 2.250% 7.681 11/08/27 1,587
2,207,333 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8.946 05/05/28 2,208
2,124,060 (a) Organon & Co SOFR 3 M + 3.000% 8.442 06/02/28 2,124
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,919
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 (a),(b) MKS Instruments, Inc LIBOR 1 M + 2.250% 7.171 10/22/28 0^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^
SOFTWARE & SERVICES - 0.1%
2,334,021 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7.431 09/12/29 2,329
1,330,814 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7.196 04/16/25 1,332
1,256,661 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7.196 04/16/25 1,258
TOTAL SOFTWARE & SERVICES 4,919
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
342,807 (a) Coherent Corp SOFR 12 M + 2.750% 8.196 07/02/29 342
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 342
UTILITIES - 0.0%
2,474,445 (a) Core & Main LP SOFR 2M + 2.500% 7.691 07/27/28 2,478
TOTAL UTILITIES 2,478
TOTAL BANK LOAN OBLIGATIONS 31,906
(Cost $31,784)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CORPORATE BONDS - 2.6%
AUTOMOBILES & COMPONENTS - 0.4%
$ 2,000,000 Ford Motor Credit Co LLC 4.950% 05/28/27 $ 1,877
2,500,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,549
20,000,000 Ford Motor Credit Co LLC 7.350 03/06/30 20,254
TOTAL AUTOMOBILES & COMPONENTS 24,680
BANKS - 0.1%
3,000,000 Bank of America Corp 2.572 10/20/32 2,305
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,322
TOTAL BANKS 4,627
CAPITAL GOODS - 0.0%
1,150,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 1,141
TOTAL CAPITAL GOODS 1,141
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 4,851
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,851
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
2,500,000 (c) Ferrellgas LP 5.875 04/01/29 2,249
3,600,000 (c) Prosus NV 3.257 01/19/27 3,189
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,438
CONSUMER SERVICES - 0.0%
3,900,000 (c) Transnet SOC Ltd 8.250 02/06/28 3,733
TOTAL CONSUMER SERVICES 3,733
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
3,505,000 (c) Albertsons Cos, Inc 6.500 02/15/28 3,464
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,464
ENERGY - 0.7%
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,737
1,025,000 (c) Empresa Nacional del Petroleo 6.150 05/10/33 983
680,000 (c) EQM Midstream Partners LP 7 .500 06/01/27 681
6,000,000 (c) EQM Midstream Partners LP 6.500 07/01/27 5,859
2,500,000 Genesis Energy LP 8.000 01/15/27 2,410
5,000,000 (c) Hilcorp Energy I LP 6.000 04/15/30 4,508
2,000,000 (c) Hilcorp Energy I LP 6 .250 04/15/32 1,778
5,000,000 (c) Kinetik Holdings LP 5.875 06/15/30 4,688
5,000,000 (d) Occidental Petroleum Corp 3.500 08/15/29 4,249
10,000,000 Occidental Petroleum Corp 8.875 07/15/30 11,243
3,150,000 (c) Parkland Corp 4.625 05/01/30 2,685
1,000,000 Petroleos Mexicanos 5.350 02/12/28 745
2,375,000 Petroleos Mexicanos 6.700 02/16/32 1,763
1,644,737 Reliance Industries Ltd 2.444 01/15/26 1,570
TOTAL ENERGY 44,899
FINANCIAL SERVICES - 0.1%
3,125,000 (c) Banco de Chile 2.990 12/09/31 2,553
1,700,000 (c) Indian Railway Finance Corp Ltd 3.570 01/21/32 1,412
3,000,000 Morgan Stanley 2.511 10/20/32 2,294
TOTAL FINANCIAL SERVICES 6,259
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
14,200,000 Montefiore Medical Center 2.895 04/20/32 11,825
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,825

CREF Inflation-Linked Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
MATERIALS - 0.4%
$ 3,300,000 (c) Alpek SAB de C.V. 3.250% 02/25/31 $ 2,590
600,000 (c) Antofagasta plc 5.625 05/13/32 572
8,700,000 (c) Corp Nacional del Cobre de Chile 5.125 02/02/33 8,006
2,500,000 (c) FMG Resources August 2006 Pty Ltd 5.875 04/15/30 2,285
2,950,000 (c) Freeport Indonesia PT 5.315 04/14/32 2,674
7,000,000 (c) POSCO 4.375 08/04/25 6,813
5,000,000 (c) SunCoke Energy, Inc 4.875 06/30/29 4,249
TOTAL MATERIALS 27,189
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (c) CCO Holdings LLC 5.125 05/01/27 4,659
5,000,000 (c) EIG Pearl Holdings Sarl 3.545 08/31/36 4,046
TOTAL MEDIA & ENTERTAINMENT 8,705
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
4,680,000 Teva Pharmaceutical Finance Netherlands III BV 7.875 09/15/29 4,741
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,741
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (c) SK Hynix, Inc 6.500 01/17/33 1,675
1,575,000 TSMC Arizona Corp 1.750 10/25/26 1,413
2,000,000 TSMC Arizona Corp 4.250 04/22/32 1,855
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,943
SOFTWARE & SERVICES - 0.0%
455,000 (c) Open Text Corp 6.900 12/01/27 456
TOTAL SOFTWARE & SERVICES 456
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000,000 (c) Imola Merger Corp 4.750 05/15/29 2,629
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,629
TELECOMMUNICATION SERVICES - 0.1%
2,900,000 AT&T, Inc 2.250 02/01/32 2,183
3,000,000 (c) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,257
3,100,000 Verizon Communications, Inc 2.355 03/15/32 2,365
TOTAL TELECOMMUNICATION SERVICES 6,805
TRANSPORTATION - 0.1%
3,000,000 (c) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 2,809
3,260,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 3,011
TOTAL TRANSPORTATION 5,820
UTILITIES - 0.0%
1,450,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 1,191
1,000,000 (c) Sasol Financing USA LLC 8.750 05/03/29 961
TOTAL UTILITIES 2,152
TOTAL CORPORATE BONDS 174,357
(Cost $190,936)
GOVERNMENT BONDS - 93.1%
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (c) Central American Bank for Economic Integration 5.000 02/09/26 6,132
300,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 295
TOTAL FOREIGN GOVERNMENT BONDS 6,427
MORTGAGE BACKED - 2.8%
8,362,159 (a),(c) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 0.950% 6.265 12/25/41 8,216
16,985,940 Government National Mortgage Association (GNMA) 3.600 09/15/31 16,675

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,540,734 GNMA 3.650% 02/15/32 $ 8,061
2,012,176 GNMA 3.380 07/15/35 1,887
2,662,051 GNMA 3.870 10/15/36 2,504
34,310,188 GNMA 1.730 07/15/37 28,161
32,351,187 GNMA 4.250 09/15/38 32,197
22,541,302 GNMA 1.650 07/15/42 17,826
24,812,109 GNMA 2.750 01/15/45 21,218
5,064,890 GNMA 4.930 10/15/45 5,039
5,206,025 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.250% 7.565 08/25/33 5,235
9,465,000 (a),(c) STACR 30 D AVG SOFR + 1.500% 6.815 10/25/41 9,341
15,000,000 (a),(c) STACR 30 D AVG SOFR + 2.500% 7.815 01/25/42 14,697
20,000,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8.665 05/25/42 20,774
TOTAL MORTGAGE BACKED 191,831
U.S. TREASURY SECURITIES - 90.2%
9,000,000 Federal National Mortgage Association (FNMA) 1.625 08/24/35 6,031
50,109,030 (e) United States Treasury Inflation Indexed Bonds 0.625 01/15/24 49,629
240,578,030 (e) United States Treasury Inflation Indexed Bonds 0.500 04/15/24 236,349
106,590,924 (e) United States Treasury Inflation Indexed Bonds 0.125 07/15/24 104,115
167,391,700 (e) United States Treasury Inflation Indexed Bonds 0.125 10/15/24 162,275
236,170,650 (e) United States Treasury Inflation Indexed Bonds 0.250 01/15/25 227,155
124,883,348 (e) United States Treasury Inflation Indexed Bonds 2.375 01/15/25 123,386
191,709,180 (e) United States Treasury Inflation Indexed Bonds 0.125 04/15/25 182,878
199,790,350 (e) United States Treasury Inflation Indexed Bonds 0.375 07/15/25 191,266
302,172,390 (e) United States Treasury Inflation Indexed Bonds 0.125 10/15/25 286,320
268,256,187 (e) United States Treasury Inflation Indexed Bonds 0.625 01/15/26 255,011
71,344,206 (e) United States Treasury Inflation Indexed Bonds 2.000 01/15/26 69,940
163,179,800 (e) United States Treasury Inflation Indexed Bonds 0.125 04/15/26 152,446
178,530,800 (e) United States Treasury Inflation Indexed Bonds 0.125 07/15/26 166,862
316,864,776 (e) United States Treasury Inflation Indexed Bonds 0.125 10/15/26 294,647
238,529,785 (e) United States Treasury Inflation Indexed Bonds 0.375 01/15/27 221,863
125,745,790 (e) United States Treasury Inflation Indexed Bonds 2.375 01/15/27 124,787
134,893,206 (e) United States Treasury Inflation Indexed Bonds 0.125 04/15/27 123,823
169,319,445 (e) United States Treasury Inflation Indexed Bonds 0.375 07/15/27 157,002
150,654,480 (e) United States Treasury Inflation Indexed Bonds 1.625 10/15/27 146,261
238,547,925 (e) United States Treasury Inflation Indexed Bonds 0.500 01/15/28 219,849
251,545,392 (e) United States Treasury Inflation Indexed Bonds 1.750 01/15/28 244,304
105,933,366 (e) United States Treasury Inflation Indexed Bonds 1.250 04/15/28 100,712
134,229,437 (e) United States Treasury Inflation Indexed Bonds 3.625 04/15/28 141,025
138,942,993 (e) United States Treasury Inflation Indexed Bonds 0.750 07/15/28 129,282
222,744,880 (e) United States Treasury Inflation Indexed Bonds 0.875 01/15/29 206,650
167,856,588 (e) United States Treasury Inflation Indexed Bonds 2.500 01/15/29 168,971
9,464,295 (e) United States Treasury Inflation Indexed Bonds 3.875 04/15/29 10,188
223,463,130 (e) United States Treasury Inflation Indexed Bonds 0.250 07/15/29 199,068
249,257,086 (e) United States Treasury Inflation Indexed Bonds 0.125 01/15/30 217,263
146,045,725 (e) United States Treasury Inflation Indexed Bonds 0.125 07/15/30 126,546
186,702,570 (e) United States Treasury Inflation Indexed Bonds 0.125 01/15/31 159,642
268,538,561 (e) United States Treasury Inflation Indexed Bonds 0.125 07/15/31 227,982
103,855,374 (e) United States Treasury Inflation Indexed Bonds 0.125 01/15/32 87,001
71,638,944 (e) United States Treasury Inflation Indexed Bonds 3.375 04/15/32 77,194
242,444,923 (e) United States Treasury Inflation Indexed Bonds 0.625 07/15/32 211,228
304,208,097 (e) United States Treasury Inflation Indexed Bonds 1.125 01/15/33 274,702
43,680,798 (e) United States Treasury Inflation Indexed Bonds 1.375 07/15/33 40,385
34,400,389 (e) United States Treasury Inflation Indexed Bonds 1.500 02/15/53 28,428
4,500,000 United States Treasury Note 1.000 07/31/28 3,796
6,650,000 United States Treasury Note 3.750 05/31/30 6,313
13,500,000 United States Treasury Note 4.125 08/31/30 13,103
TOTAL U.S. TREASURY SECURITIES 6,175,678
TOTAL GOVERNMENT BONDS 6,373,936
(Cost $6,911,748)

CREF Inflation-Linked Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
STRUCTURED ASSETS - 3.3%
ASSET BACKED - 0.5%
$ 8,016,420 CarMax Auto Owner Trust 5.230% 01/15/26 $ 7,993
Series - 2023 1 (Class A2A)
2,947,500 (c) DB Master Finance LLC 2.045 11/20/51 2,580
Series - 2021 1A (Class A2I)
5,796,750 (c) DB Master Finance LLC 2.493 11/20/51 4,836
Series - 2021 1A (Class A2II)
4,323,000 (c) DB Master Finance LLC 2.791 11/20/51 3,333
Series - 2021 1A (Class A23)
3,000,000 (c),(f) Industrial DPR Funding Ltd 5.380 04/15/34 2,481
Series - 2022 1A (Class 1)
4,379,478 (c) MVW LLC 1.830 05/20/39 3,933
Series - 2021 2A (Class B)
6,780,174 (c) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 5,842
Series - 2021 2A (Class A1)
4,287,169 (c) Sunnova Helios VIII Issuer LLC 2.790 02/22/49 3,651
Series - 2022 A (Class A)
TOTAL ASSET BACKED 34,649
OTHER MORTGAGE BACKED - 2.8%
5,000,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 1.150% 6.483 01/15/39 4,875
Series - 2022 DKLX (Class A)
7,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 2.150% 7.483 01/15/39 7,238
Series - 2022 DKLX (Class C)
2,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 3.000% 8.333 01/15/39 2,416
Series - 2022 DKLX (Class D)
2,000,000 (a) BENCHMARK Mortgage Trust 4.434 02/15/51 1,496
Series - 2018 B2 (Class C)
4,675,000 (a),(c) BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2.110 10/15/36 4,628
Series - 2019 XL (Class F)
22,089,527 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6.644 10/15/38 21,486
Series - 2021 XL2 (Class C)
3,777,505 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.960% 7.292 10/15/38 3,643
Series - 2021 XL2 (Class E)
6,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.385% 6.717 12/15/38 5,859
Series - 2021 CIP (Class B)
2,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7.172 01/17/39 1,966
Series - 2022 AHP (Class B)
5,650,000 (a),(c) Citigroup Commercial Mortgage Trust SOFR 1 M + 2.014% 7.347 10/15/38 5,422
Series - 2021 PRM2 (Class D)
7,500,000 (a),(c) Citigroup Commercial Mortgage Trust SOFR 1 M + 2.514% 7.847 10/15/38 7,204
Series - 2021 PRM2 (Class E)
7,144,000 (a) Citigroup Commercial Mortgage Trust 4.175 07/10/47 6,672
Series - 2014 GC23 (Class B)
937,574 (c) COMM Mortgage Trust 3.397 03/10/46 795
Series - 2013 CR6 (Class B)
5,550,000 (a) COMM Mortgage Trust 4.526 02/10/47 5,323
Series - 2014 CR14 (Class AM)
5,180,000 (a) COMM Mortgage Trust 4.585 02/10/47 4,599
Series - 2014 CR14 (Class B)
6,821,700 COMM Mortgage Trust 4.377 05/10/47 6,212
Series - 2014 CR17 (Class B)
1,000,000 (a) COMM Mortgage Trust 4.694 10/10/47 916
Series - 2014 LC17 (Class C)
2,500,000 (a) COMM Mortgage Trust 4.614 10/10/48 2,278
Series - 2015 CR26 (Class B)
8,511,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.550% 6.865 10/25/41 8,501
Series - 2021 R01 (Class 1M2)
2,784,494 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 0.900% 6.215 11/25/41 2,765
Series - 2021 R02 (Class 2M1)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,000,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.650% 6.965% 12/25/41 $ 8,830
Series - 2021 R03 (Class 1M2)
4,235,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.065 12/25/42 4,452
Series - 2023 R01 (Class 1M2)
6,000,000 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6.767 11/15/38 5,859
Series - 2021 ELP (Class C)
2,500,000 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7.566 11/15/38 2,458
Series - 2021 ELP (Class E)
5,000,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8.797 11/15/36 4,648
Series - 2021 ARDN (Class E)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8.197 11/15/36 2,802
Series - 2021 ARDN (Class D)
2,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3.620 01/16/37 1,645
Series - 2020 NNN (Class DFX)
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 2,088
Series - 2014 C23 (Class B)
3,479,675 (a) Morgan Stanley Bank of America Merrill Lynch Trust 5.032 02/15/47 3,447
Series - 2014 C14 (Class B)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 4,673
Series - 2014 C19 (Class B)
3,986,816 (a),(c) Morgan Stanley Capital I Inc SOFR 1 M + 1.491% 6.824 11/15/23 3,874
Series - 2021 ILP (Class C)
2,500,000 (c) MRCD Mortgage Trust 2.718 12/15/36 1,538
Series - 2019 PARK (Class D)
2,500,000 (c) MRCD Mortgage Trust 2.718 12/15/36 1,470
Series - 2019 PARK (Class E)
9,565,000 (a),(c) MTN Commercial Mortgage Trust SOFR 1 M + 1.397% 6.737 03/15/39 9,455
Series - 2022 LPFL (Class A)
6,555,000 (a),(c) MTN Commercial Mortgage Trust SOFR 1 M + 2.943% 7.773 03/15/39 6,361
Series - 2022 LPFL (Class D)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7.612 07/15/36 2,029
Series - 2019 MILE (Class C)
7,421,798 (a),(c) SMR Mortgage Trust SOFR 1 M + 2.400% 7.732 02/15/39 7,039
Series - 2022 IND (Class B)
2,000,000 (a),(c) SREIT Trust SOFR 1 M + 1.286% 6.618 11/15/36 1,963
Series - 2021 MFP2 (Class B)
7,165,000 UBS Commercial Mortgage Trust 4.036 06/15/50 6,058
Series - 2017 C1 (Class B)
1,439,539 (c) Verus Securitization Trust 3.000 11/25/59 1,378
Series - 2019 4 (Class A3)
7,604,006 (a),(c) Verus Securitization Trust 2.240 10/25/66 6,096
Series - 2021 7 (Class A3)
1,951,000 (a) WFRBS Commercial Mortgage Trust 4 .139 03/15/45 1,587
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 194,044
TOTAL STRUCTURED ASSETS 228,693
(Cost $242,877)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.2%
FINANCIAL SERVICES - 0.2%
475,737 (d) Invesco Senior Loan ETF 9,986
TOTAL FINANCIAL SERVICES 9,986
TOTAL COMMON STOCKS 9,986
(Cost $10,002)
TOTAL LONG-TERM INVESTMENTS 6,818,878

CREF Inflation-Linked Bond Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Cost amounts are in thousands.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
(Cost $7,387,347)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 1,728,000 (g) Fixed Income Clearing Corp (FICC) 5.300% 10/02/23 $ 1,728
TOTAL REPURCHASE AGREEMENT 1,728
TOTAL SHORT-TERM INVESTMENTS 1,728
(Cost $1,728)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
9,830,130 (h) State Street Navigator Securities Lending Government Money Market Portfolio 5.360 9,830
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 9,830
(Cost $9,830)
TOTAL INVESTMENTS - 99.8% 6,830,436
(Cost $7,398,905)
OTHER ASSETS & LIABILITIES, NET - 0.2% 15,253
NET ASSETS - 100.0% $6,845,689
AVG Average
D Day
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,555,438.
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $1,728,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 8/31/30, valued at $1,762,622.
(h)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,380 12/19/23  $ 151,874 $ 149,126 $ (2,748)
U.S. Treasury 2-Year Note 890 12/29/23 180,792 180,413 (379)
U.S. Treasury 5-Year Note 1,045 12/29/23 110,908 110,100 (808)
Total 3,315  $ 443,574  $ 439,639  $ (3,935)

Portfolio of Investments
CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.6%
BANK LOAN OBLIGATIONS - 0.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$ 15,640,000 (a) LTR Intermediate Holdings, Inc SOFR 12 M + 4.500% 9.946% 05/05/28 $ 14,827
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,827
CONSUMER DURABLES & APPAREL - 0.0%
700,000 (b),(c) KDC Agribusiness Fairless Hills LLC 12.000 09/17/23 164
TOTAL CONSUMER DURABLES & APPAREL 164
UTILITIES - 0.1%
16,820,600 (a),(d) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7.842 05/21/29 16,723
4,560,302 (a) TerraForm Power Operating LLC SOFR 1 M + 2.500% 7.990 05/30/29 4,534
TOTAL UTILITIES 21,257
TOTAL BANK LOAN OBLIGATIONS 36,248
(Cost $37,426)
CORPORATE BONDS - 11.5%
AUTOMOBILES & COMPONENTS - 0.1%
6,760,000 Ford Motor Co 3.250 02/12/32 5,210
12,866,000 Magna International, Inc 3.625 06/15/24 12,662
2,260,000 (e) ZF North America Capital, Inc 6.875 04/14/28 2,211
4,980,000 (e) ZF North America Capital, Inc 7.125 04/14/30 4,879
TOTAL AUTOMOBILES & COMPONENTS 24,962
BANKS - 1.6%
11,450,000 (e) ABN AMRO Bank NV 2.470 12/13/29 9,455
6,925,000 (e) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 5,713
11,181,000 Bank of America Corp 0.981 09/25/25 10,590
11,750,000 Bank of America Corp 2.687 04/22/32 9,235
4,900,000 (a),(f) Bank of America Corp SOFR 3 M + 3.397% 8.806 N/A(g) 4,902
10,000,000 Bank of Montreal 3.803 12/15/32 8,735
17,639,000 Bank of Nova Scotia 0.650 07/31/24 16,886
10,000,000 Barclays plc 6.692 09/13/34 9,763
4,350,000 (e) BNP Paribas S.A. 1.904 09/30/28 3,680
11,250,000 Citigroup, Inc 0.776 10/30/24 11,197
14,591,000 Citigroup, Inc 1.281 11/03/25 13,781
4,841,000 Citigroup, Inc 2.014 01/25/26 4,571
6,375,000 (a) Citigroup, Inc SOFR + 0.694% 5.330 01/25/26 6,349
11,575,000 Citigroup, Inc 7.625 N/A(g) 11,293
5,268,000 (a) Citigroup, Inc SOFR 3 M + 4.068% 9.699 N/A(g) 5,258
10,000,000 HSBC Holdings plc 5.210 08/11/28 9,628
9,925,000 HSBC Holdings plc 6.161 03/09/29 9,825
6,575,000 HSBC Holdings plc 5.402 08/11/33 6,059
10,000,000 (e) ING Groep NV 1.400 07/01/26 9,192
8,300,000 ING Groep NV 4.017 03/28/28 7,705
10,000,000 ING Groep NV 2.727 04/01/32 7,856
1,825,000 (e) Intesa Sanpaolo S.p.A 5.017 06/26/24 1,782
9,750,000 (e) Intesa Sanpaolo S.p.A 3.250 09/23/24 9,448
3,650,000 (e) Intesa Sanpaolo S.p.A 6.625 06/20/33 3,430
6,000,000 (e) Intesa Sanpaolo S.p.A 4.950 06/01/42 3,720
5,000,000 JPMorgan Chase & Co 1.040 02/04/27 4,450
5,990,000 (f) JPMorgan Chase & Co 3.650 N/A(g) 5,228
4,000,000 Lloyds Banking Group plc 4.500 11/04/24 3,910

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,500,000 Lloyds Banking Group plc 5.871% 03/06/29 $ 7,333
8,125,000 Morgan Stanley Bank NA 4.754 04/21/26 7,942
11,125,000 (e) National Australia Bank Ltd 2.332 08/21/30 8,412
12,638,000 National Bank of Canada 0.550 11/15/24 12,544
3,250,000 Royal Bank of Canada 1.200 04/27/26 2,898
10,457,000 Santander Holdings USA, Inc 5.807 09/09/26 10,285
9,000,000 (e) Shinhan Financial Group Co Ltd 5.000 07/24/28 8,692
3,507,000 Toronto-Dominion Bank 1.250 12/13/24 3,320
15,000,000 (e) UniCredit S.p.A 2.569 09/22/26 13,741
3,600,000 (e) UniCredit S.p.A 5.459 06/30/35 3,018
10,000,000 (e) United Overseas Bank Ltd 2.000 10/14/31 8,869
10,450,000 Wells Fargo & Co 4.540 08/15/26 10,150
TOTAL BANKS 310,845
CAPITAL GOODS - 0.1%
5,000,000 Otis Worldwide Corp 3.112 02/15/40 3,570
10,500,000 (e) Triton Container International Ltd 1.150 06/07/24 10,104
TOTAL CAPITAL GOODS 13,674
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
9,500,000 Automatic Data Processing, Inc 1.700 05/15/28 8,207
10,000,000 Automatic Data Processing, Inc 1.250 09/01/30 7,719
10,000,000 Mather Foundation 2.675 10/01/31 7,983
4,600,000 Republic Services, Inc 5.000 04/01/34 4,354
15,810,000 Rockefeller Foundation 2.492 10/01/50 9,121
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 37,384
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
6,200,000 Genuine Parts Co 1.750 02/01/25 5,841
11,000,000 Lowe's Cos, Inc 4.800 04/01/26 10,793
5,525,000 Lowe's Cos, Inc 2.800 09/15/41 3,569
5,300,000 Lowe's Cos, Inc 5.750 07/01/53 4,944
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 25,147
CONSUMER SERVICES - 0.5%
5,000,000 BB Blue Financing DAC 4.395 09/20/29 4,843
2,900,000 Bush Foundation 2.754 10/01/50 1,740
4,390,000 Conservation Fund 3.474 12/15/29 3,707
10,000,000 Henry J Kaiser Family Foundation 3.356 12/01/25 9,339
7,725,000 Massachusetts Higher Education Assistance Corp 2.673 07/01/31 5,918
3,440,000 (a) Nature Conservancy SOFR 3 M + 1.342% 6.714 02/01/24 3,447
1,720,000 Nature Conservancy 2.668 03/01/26 1,573
3,000,000 Nature Conservancy 3.001 03/01/29 2,549
10,437,000 Nature Conservancy 3.957 03/01/52 7,906
17,500,000 New York Public Library Astor Lenox & Tilden
Foundations
4.305 07/01/45 13,699
9,770,000 Preservation Of Affordable Housing, Inc 4.479 12/01/32 8,806
2,200,000 Salvation Army 5.637 09/01/26 2,188
20,000,000 Salvation Army 4.528 09/01/48 17,413
8,400,000 Starbucks Corp 2.450 06/15/26 7,776
5,000,000 Starbucks Corp 4.450 08/15/49 3,965
11,065,000 YMCA of Greater New York 5.151 08/01/48 8,691
TOTAL CONSUMER SERVICES 103,560
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
13,598,000 SYSCO Corp 2.400 02/15/30 11,199
18,954,000 Walmart, Inc 1.800 09/22/31 14,917
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 26,116
ENERGY - 0.8%
10,000,000 (e) Aker BP ASA 4.000 01/15/31 8,590
9,275,000 (e) Aker BP ASA 6.000 06/13/33 8,964
9,265,000 BP Capital Markets America, Inc 4.812 02/13/33 8,671

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,050,000 BP Capital Markets America, Inc 4.893% 09/11/33 $ 5,680
9,875,000 BP Capital Markets America, Inc 2.772 11/10/50 5,814
8,000,000 Cheniere Energy Partners LP 4.000 03/01/31 6,839
4,850,000 (e) Cheniere Energy Partners LP 5.950 06/30/33 4,678
8,350,000 ConocoPhillips Co 5.050 09/15/33 7,994
8,875,000 ConocoPhillips Co 5.300 05/15/53 8,150
4,515,000 ConocoPhillips Co 5.550 03/15/54 4,291
1,627,000 Enbridge, Inc 4.000 10/01/23 1,627
9,625,000 Enbridge, Inc 2.500 01/15/25 9,198
2,423,000 Enbridge, Inc 5.750 07/15/80 2,109
8,125,000 Equinor ASA 2.375 05/22/30 6,822
5,932,000 Equinor ASA 3.950 05/15/43 4,712
12,450,000 Equinor ASA 3.250 11/18/49 8,321
6,200,000 ONEOK, Inc 4.950 07/13/47 4,898
6,800,000 Pioneer Natural Resources Co 5.100 03/29/26 6,713
11,700,000 (e) Santos Finance Ltd 3.649 04/29/31 9,348
3,690,000 (e),(f) Sunnova Energy Corp 5.875 09/01/26 3,163
2,185,000 Total Capital International S.A. 3.750 04/10/24 2,161
11,400,000 TotalEnergies Capital International S.A. 2.986 06/29/41 7,945
11,316,000 TotalEnergies Capital International S.A. 3.127 05/29/50 7,375
1,000,000 TransCanada PipeLines Ltd 3.750 10/16/23 999
10,000,000 Williams Cos, Inc 5.400 03/02/26 9,922
10,000,000 Williams Cos, Inc 5.300 08/15/28 9,781
TOTAL ENERGY 164,765
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
8,595,000 Brixmor Operating Partnership LP 3.900 03/15/27 7,917
6,600,000 Brixmor Operating Partnership LP 2.250 04/01/28 5,558
1,500,000 ERP Operating LP 4.150 12/01/28 1,407
4,470,000 (e),(f) HAT Holdings I LLC 3.375 06/15/26 3,973
9,585,000 (e),(f) HAT Holdings I LLC 3.750 09/15/30 7,335
3,900,000 Host Hotels & Resorts LP 2.900 12/15/31 2,998
16,822,000 Regency Centers LP 3.750 06/15/24 16,420
1,325,000 (e) Starwood Property Trust, Inc 5.500 11/01/23 1,322
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,930
FINANCIAL SERVICES - 1.7%
10,800,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(g) 10,716
5,400,000 (e),(f) BNP Paribas S.A. 8.500 N/A(g) 5,283
20,525,000 (e) BPCE S.A. 2.045 10/19/27 18,078
10,750,000 (e) BPCE S.A. 3.116 10/19/32 8,007
3,000,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 2,980
11,645,000 Community Preservation Corp 2.867 02/01/30 9,681
2,150,000 (e) Cooperatieve Rabobank UA 1.004 09/24/26 1,944
4,750,000 Enterprise Community Loan Fund, Inc 4.152 11/01/28 4,314
7,055,000 (e) Federation des Caisses Desjardins du Quebec 0.450 10/07/23 7,051
5,625,000 (e) Federation des Caisses Desjardins du Quebec 5.700 03/14/28 5,553
12,775,000 Ford Foundation 2.815 06/01/70 7,019
10,000,000 Goldman Sachs Group, Inc 0.855 02/12/26 9,267
14,242,000 (e) GPS Blue Financing DAC 5.645 11/09/41 13,423
3,850,000 ING Groep NV 6.114 09/11/34 3,739
9,875,000 Low Income Investment Fund 3.711 07/01/29 8,689
7,725,000 Mastercard, Inc 1.900 03/15/31 6,136
10,000,000 Morgan Stanley 0.791 01/22/25 9,806
11,950,000 Morgan Stanley 0.985 12/10/26 10,661
1,992,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 1,888
11,400,000 (a),(e) NatWest Markets plc SOFR + 0.530% 5.871 08/12/24 11,364
10,000,000 (e) NongHyup Bank 1.250 07/20/25 9,228
1,211,000 Reinvestment Fund, Inc 3.166 11/01/23 1,207
3,000,000 Reinvestment Fund, Inc 3.600 02/15/24 2,958
10,250,000 Reinvestment Fund, Inc 3.366 11/01/24 9,839
2,570,000 Reinvestment Fund, Inc 3.513 11/01/25 2,383

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 15,240,000 Reinvestment Fund, Inc 3.880% 02/15/27 $ 13,674
7,435,000 Reinvestment Fund, Inc 3.930 02/15/28 6,683
4,430,000 (e),(f) Starwood Property Trust, Inc 4.375 01/15/27 3,864
8,727,000 Toyota Motor Credit Corp 2.150 02/13/30 7,197
11,675,000 (e) UBS Group AG. 1.494 08/10/27 10,191
12,250,000 (e) UBS Group AG. 6.327 12/22/27 12,230
7,500,000 (e) UBS Group AG. 6.246 09/22/29 7,421
10,000,000 (e) UBS Group AG. 2.746 02/11/33 7,560
9,925,000 (e) UBS Group AG. 6.301 09/22/34 9,693
7,150,000 (e) UBS Group AG. 3.179 02/11/43 4,625
17,300,000 (f) Unilever Capital Corp 4.875 09/08/28 17,042
10,000,000 Unilever Capital Corp 5.000 12/08/33 9,684
7,500,000 Visa, Inc 1.900 04/15/27 6,727
17,000,000 Visa, Inc 1.100 02/15/31 12,830
3,450,000 (e) WLB Asset II B Pte Ltd 3.950 12/10/24 3,264
5,500,000 (e) WLB Asset II C Pte Ltd 3.900 12/23/25 5,023
15,750,000 (e) WLB Asset II D Pte Ltd 6.500 12/21/26 14,855
1,925,000 (e) WLB Asset II Pte Ltd 4.000 01/14/24 1,891
TOTAL FINANCIAL SERVICES 335,668
FOOD, BEVERAGE & TOBACCO - 0.3%
10,125,000 (e) Mars, Inc 4.650 04/20/31 9,632
10,000,000 (e) NBM US Holdings, Inc 6.625 08/06/29 9,122
6,600,000 (e) Nestle Holdings, Inc 4.950 03/14/30 6,484
7,500,000 (e) Nestle Holdings, Inc 4.850 03/14/33 7,247
10,000,000 PepsiCo, Inc 3.900 07/18/32 9,112
16,674,000 PepsiCo, Inc 2.875 10/15/49 10,898
11,075,000 Unilever Capital Corp 2.000 07/28/26 10,150
TOTAL FOOD, BEVERAGE & TOBACCO 62,645
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
9,825,000 CVS Health Corp 5.300 06/01/33 9,306
15,000,000 CVS Health Corp 5.050 03/25/48 12,463
4,188,000 Kaiser Foundation Hospitals 2.810 06/01/41 2,813
2,250,000 Mary Free Bed Rehabilitation Hospital 3.786 04/01/51 1,478
13,920,000 Montefiore Medical Center 2.895 04/20/32 11,592
7,000,000 Revvity, Inc 2.250 09/15/31 5,320
10,385,000 (f) Stanford Health Care 3.027 08/15/51 6,572
TOTAL HEALTH CARE EQUIPMENT & SERVICES 49,544
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
5,300,000 Procter & Gamble Co 3.000 03/25/30 4,708
12,975,000 Procter & Gamble Co 1.200 10/29/30 10,043
5,523,000 Unilever Capital Corp 2.125 09/06/29 4,644
6,125,000 Unilever Capital Corp 1.375 09/14/30 4,724
8,475,000 Unilever Capital Corp 1.750 08/12/31 6,568
9,425,000 Unilever Capital Corp 2.625 08/12/51 5,688
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 36,375
INSURANCE - 0.2%
3,975,000 (e) Five Corners Funding Trust 4.419 11/15/23 3,964
14,425,000 (e),(f) Five Corners Funding Trust II 2.850 05/15/30 12,028
11,600,000 (e) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5.875 05/23/42 11,171
10,000,000 Principal Financial Group, Inc 2.125 06/15/30 7,952
2,000,000 Prudential Financial, Inc 1.500 03/10/26 1,814
2,152,000 Prudential Financial, Inc 3.700 10/01/50 1,750
9,838,000 (e) USAA Capital Corp 2.125 05/01/30 7,904
TOTAL INSURANCE 46,583
MATERIALS - 0.6%
10,500,000 Air Products and Chemicals, Inc 4.800 03/03/33 10,073
6,550,000 (e) Celulosa Arauco y Constitucion S.A. 4.200 01/29/30 5,614

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,145,000 (e) Celulosa Arauco y Constitucion S.A. 5.150% 01/29/50 $ 7,060
7,250,000 (e) Cemex SAB de C.V. 9.125 N/A(g) 7,547
11,000,000 (e) FMG Resources August 2006 Pty Ltd 6.125 04/15/32 10,003
3,409,000 International Paper Co 4.800 06/15/44 2,792
12,000,000 (e) Inversiones CMPC S.A. 4.375 04/04/27 11,227
2,150,000 (e) Inversiones CMPC S.A. 6.125 06/23/33 2,093
4,000,000 (e) Klabin Austria GmbH 7.000 04/03/49 3,776
4,000,000 (e) Klabin Finance S.A. 4.875 09/19/27 3,790
6,855,000 (e) LG Chem Ltd 4.375 07/14/25 6,664
3,250,000 (e) LG Chem Ltd 3.625 04/15/29 2,934
5,000,000 Newmont Corp 2.250 10/01/30 3,981
9,875,000 PPG Industries, Inc 1.200 03/15/26 8,863
11,500,000 Sonoco Products Co 1.800 02/01/25 10,847
5,525,000 Sonoco Products Co 2.250 02/01/27 4,902
7,500,000 Suzano International Finance BV 5.500 01/17/27 7,348
12,736,000 (f) Teck Resources Ltd 3.900 07/15/30 11,070
TOTAL MATERIALS 120,584
MEDIA & ENTERTAINMENT - 0.2%
11,250,000 (f) Comcast Corp 4.650 02/15/33 10,533
6,475,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 5,946
16,481,670 (e) Sweihan PV Power Co PJSC 3.625 01/31/49 12,753
TOTAL MEDIA & ENTERTAINMENT 29,232
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
13,450,000 Amgen, Inc 5.250 03/02/33 12,858
13,200,000 Amgen, Inc 5.600 03/02/43 12,272
16,175,000 Amgen, Inc 5.650 03/02/53 15,139
14,984,000 AstraZeneca plc 0.700 04/08/26 13,375
12,550,000 Merck & Co, Inc 2.150 12/10/31 9,924
8,800,000 Merck & Co, Inc 2.750 12/10/51 5,315
6,925,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/25 6,829
9,025,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 8,531
15,000,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 13,937
4,497,000 Pfizer, Inc 2.625 04/01/30 3,841
5,400,000 Pfizer, Inc 1.750 08/18/31 4,184
9,994,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 8,036
8,500,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 5,379
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 119,620
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California 3.270 12/01/32 6,737
1,925,000 NHP Foundation 5.850 12/01/28 1,973
4,850,000 NHP Foundation 6.000 12/01/33 4,964
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
11,550,000 (f) Intel Corp 4.150 08/05/32 10,510
7,208,000 NXP BV 3.400 05/01/30 6,164
10,000,000 (e) SK Hynix, Inc 2.375 01/19/31 7,510
10,000,000 Texas Instruments, Inc 5.050 05/18/63 8,863
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 33,047
SOFTWARE & SERVICES - 0.0%
3,250,000 Autodesk, Inc 2.400 12/15/31 2,562
TOTAL SOFTWARE & SERVICES 2,562
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc 3.000 06/20/27 13,275
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,275

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TELECOMMUNICATION SERVICES - 0.1%
$ 5,022,000 (a) Verizon Communications, Inc SOFR + 0.790% 6.135% 03/20/26 $ 5,046
9,548,000 Verizon Communications, Inc 2.550 03/21/31 7,602
1,800,000 (f) Vodafone Group plc 3.250 06/04/81 1,585
8,200,000 Vodafone Group plc 4.125 06/04/81 6,332
TOTAL TELECOMMUNICATION SERVICES 20,565
TRANSPORTATION - 0.1%
6,000,000 Norfolk Southern Corp 2.300 05/15/31 4,810
8,447,000 Vessel Management Services, Inc 5.125 04/16/35 8,213
TOTAL TRANSPORTATION 13,023
UTILITIES - 3.1%
10,254,000 AES Corp 5.450 06/01/28 9,898
3,750,000 (e) AIB Group plc 6.608 09/13/29 3,734
12,325,000 Ameren Illinois Co 2.900 06/15/51 7,434
4,500,000 Atlantic City Electric Co 2.300 03/15/31 3,567
3,345,000 Avangrid, Inc 3.150 12/01/24 3,225
9,950,000 Avangrid, Inc 3.200 04/15/25 9,512
13,200,000 Avangrid, Inc 3.800 06/01/29 11,731
10,275,000 Avista Corp 4.350 06/01/48 7,874
7,050,000 (e) Brooklyn Union Gas Co 4.632 08/05/27 6,675
10,000,000 (e) Brooklyn Union Gas Co 4.866 08/05/32 8,918
9,875,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 7,953
12,350,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 8,225
3,550,000 CMS Energy Corp 4.750 06/01/50 3,028
3,100,000 CMS Energy Corp 3.750 12/01/50 2,328
11,300,000 (e) Colbun S.A. 3.150 01/19/32 9,121
17,500,000 Commonwealth Edison Co 2.750 09/01/51 9,925
7,525,000 (e) Consorcio Transmantaro SA 4.700 04/16/34 6,705
5,453,000 Consumers Energy Co 2.500 05/01/60 2,853
4,963,356 (e) Continental Wind LLC 6.000 02/28/33 4,960
7,110,000 Dominion Energy, Inc 3.600 03/15/27 6,620
8,325,000 Dominion Energy, Inc 4.350 N/A(g) 7,188
4,000,000 Dominion Energy, Inc (Step Bond) 3.071 08/15/24 3,894
22,625,000 DTE Electric Co 1.900 04/01/28 19,564
9,025,000 DTE Electric Co 3.250 04/01/51 5,811
3,688,000 Duke Energy Carolinas LLC 2.850 03/15/32 3,010
10,000,000 Duke Energy Florida LLC 2.500 12/01/29 8,476
8,875,000 Duke Energy Florida LLC 3.000 12/15/51 5,405
4,000,000 Duke Energy Progress LLC 3.450 03/15/29 3,627
20,250,000 (e) Electricite de France S.A. 3.625 10/13/25 19,456
2,800,000 Eversource Energy 0.800 08/15/25 2,552
6,375,000 Florida Power & Light Co 4.625 05/15/30 6,083
9,885,000 Georgia Power Co 3.250 04/01/26 9,317
8,700,000 Georgia Power Co 5.125 05/15/52 7,666
7,558,200 (e) India Cleantech Energy 4.700 08/10/26 6,549
5,000,000 (e) International Development Association 0.875 04/28/26 4,491
9,700,000 Interstate Power and Light Co 3.500 09/30/49 6,319
1,685,000 (e) Korea East-West Power Co Ltd 3.600 05/06/25 1,627
12,441,000 (e) Liberty Utilities Finance GP 2.050 09/15/30 9,592
5,725,000 MidAmerican Energy Co 5.350 01/15/34 5,649
1,000,000 MidAmerican Energy Co 3.950 08/01/47 756
3,596,000 MidAmerican Energy Co 3.150 04/15/50 2,277
6,675,000 MidAmerican Energy Co 5.850 09/15/54 6,581
12,350,000 National Fuel Gas Co 5.500 01/15/26 12,146
5,600,000 National Fuel Gas Co 5.500 10/01/26 5,523
11,250,000 National Fuel Gas Co 2.950 03/01/31 8,842
11,610,000 (e) New York State Electric & Gas Corp 2.150 10/01/31 8,654
13,164,000 (e) Niagara Mohawk Power Corp 1.960 06/27/30 10,251
9,750,000 (e) Niagara Mohawk Power Corp 4.119 11/28/42 7,185
1,000,000 (e) Niagara Mohawk Power Corp 5.783 09/16/52 925

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,250,000 Northwest Natural Gas Co 3.078% 12/01/51 $ 3,056
15,700,000 Pacific Gas and Electric Co 6.700 04/01/53 14,745
16,250,000 PacifiCorp 2.900 06/15/52 8,944
7,025,000 PacifiCorp 5.500 05/15/54 5,958
7,113,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 4,382
630,000 Public Service Co of Colorado 4.750 08/15/41 505
5,000,000 Public Service Co of Colorado 3.200 03/01/50 3,136
7,279,000 Public Service Co of Oklahoma 2.200 08/15/31 5,624
1,651,000 Public Service Electric and Gas Co 3.100 03/15/32 1,389
4,875,000 Public Service Electric and Gas Co 4.650 03/15/33 4,582
6,134,000 Public Service Electric and Gas Co 3.200 08/01/49 4,039
7,675,000 Public Service Electric and Gas Co 5.125 03/15/53 6,995
17,875,000 Public Service Enterprise Group, Inc 0.800 08/15/25 16,319
5,697,000 San Diego Gas & Electric Co 4.950 08/15/28 5,546
14,000,000 San Diego Gas & Electric Co 2.950 08/15/51 8,477
2,882,136 SCE Recovery Funding LLC 1.977 11/15/28 2,636
7,100,000 SCE Recovery Funding LLC 2.943 11/15/42 5,337
2,640,000 SCE Recovery Funding LLC 3.240 11/15/46 1,734
4,900,000 Sempra 4.875 N/A(g) 4,643
6,900,000 (e) Sociedad de Transmision Austral S.A. 4.000 01/27/32 5,828
19,959,434 (e) Solar Star Funding LLC 3.950 06/30/35 17,024
19,031,053 (e) Solar Star Funding LLC 5.375 06/30/35 17,825
750,000 Southern California Edison Co 2.750 02/01/32 600
5,000,000 Southern California Edison Co 3.450 02/01/52 3,188
11,602,000 Southern Power Co 4.150 12/01/25 11,214
14,825,000 Southwestern Electric Power Co 3.250 11/01/51 8,904
18,650,000 Southwestern Public Service Co 3.150 05/01/50 11,463
13,945,760 (e) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 13,383
8,612,000 (e) TerraForm Power Operating LLC 5.000 01/31/28 7,815
17,021,216 (e) Topaz Solar Farms LLC 4.875 09/30/39 15,300
9,607,560 (e) Topaz Solar Farms LLC 5.750 09/30/39 8,879
7,945,676 (e) UEP Penonome II S.A. 6.500 10/01/38 6,001
15,000,000 Union Electric Co 2.150 03/15/32 11,494
19,626,000 Union Electric Co 2.625 03/15/51 11,138
10,952,000 Union Electric Co 3.900 04/01/52 8,011
3,775,000 (e) Vistra Corp 7.000 N/A(g) 3,445
10,049,000 Wisconsin Power and Light Co 3.950 09/01/32 8,850
TOTAL UTILITIES 612,111
TOTAL CORPORATE BONDS 2,261,891
(Cost $2,615,942)
GOVERNMENT BONDS - 23.8%
AGENCY SECURITIES - 0.7%
12,544,403 Crowley Conro LLC 4.181 08/15/43 11,462
3,822,921 Ethiopian Leasing LLC 2.566 08/14/26 3,594
565,673 Export-Import Bank of the United States 2.578 12/10/25 545
23,636,000 Federal Home Loan Mortgage Corp (FHLMC) 0.250 12/04/23 23,427
8,000,000 Federal National Mortgage Association (FNMA) 0.625 04/22/25 7,445
5,950,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 5,659
2,625,000 (a) India Government AID Bond LIBOR 3 M + 0.100% 5.734 02/01/27 2,593
4,496,817 Overseas Private Investment Corp (OPIC) 1.790 10/15/29 4,005
14,052,552 OPIC 2.360 10/15/29 12,743
2,322,750 OPIC 2.930 05/15/30 2,132
3,838,650 OPIC 3.040 05/15/30 3,537
10,452,444 OPIC 3.430 06/01/33 9,469
4,990,168 OPIC 2.450 07/15/38 4,029
3,065,000 Private Export Funding Corp (PEFCO) 3.550 01/15/24 3,046
8,000,000 PEFCO 3.250 06/15/25 7,696
7,765,000 PEFCO 3.900 10/15/27 7,492
13,936,699 Thirax  LLC 0.968 01/14/33 11,583

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,558,433 Thirax 2 LLC 2.320% 01/22/34 $ 3,103
1,775,000 United States International Development Finance Corp 1.440 04/15/28 1,534
1,000,000 United States International Development Finance Corp 1.650 04/15/28 871
8,085,921 United States International Development Finance Corp 1.630 07/15/38 6,145
5,000,000 US Department of Housing and Urban Development
(HUD)
3.535 08/01/36 4,179
TOTAL AGENCY SECURITIES 136,289
FOREIGN GOVERNMENT BONDS - 3.6%
11,850,000 (e) Arab Petroleum Investments Corp 1.483 10/06/26 10,557
9,500,000 Asian Development Bank 2.125 03/19/25 9,064
9,670,000 Asian Development Bank 4.625 06/13/25 9,573
11,500,000 Asian Development Bank 1.750 08/14/26 10,534
22,676,000 Asian Development Bank 3.125 09/26/28 21,043
10,000,000 Asian Development Bank 3.875 06/14/33 9,324
5,375,000 Asian Infrastructure Investment Bank 4.875 09/14/26 5,363
EUR 7,925,000 (e) Banque Ouest Africaine de Developpement 2.750 01/22/33 5,895
10,839,600 BB Blue Financing DAC 4.395 09/20/37 10,307
12,400,000 (e) BNG Bank NV 2.625 02/27/24 12,246
17,250,000 (e) BNG Bank NV 3.500 05/19/28 16,292
CLP 5,975,000,000 (e) Bonos de la Tesoreria de la Republica en pesos 2.300 10/01/28 5,576
1,900,000 (e) Caisse d'Amortissement de la Dette Sociale 0.625 02/18/26 1,710
12,250,000 (e) Caisse d'Amortissement de la Dette Sociale 4.875 09/19/26 12,210
4,750,000 (e) Caisse d'Amortissement de la Dette Sociale 1.375 01/20/31 3,727
5,000,000 (e) Caisse d'Amortissement de la Dette Sociale 2.125 01/26/32 4,050
21,980,000 Canada Government International Bond 2.875 04/28/25 21,177
16,020,000 Canada Government International Bond 3.750 04/26/28 15,382
3,484,000 Canal Barge Co, Inc 4.500 11/12/34 3,297
12,500,000 (e) CDP Financial, Inc 1.000 05/26/26 11,203
5,625,000 (e) Central American Bank for Economic Integration 5.000 02/09/26 5,519
10,075,000 Chile Government International Bond 3.100 05/07/41 6,837
8,125,000 (f) Council Of Europe Development Bank 3.000 06/16/25 7,814
15,000,000 (e) Development Bank of Japan, Inc 0.500 03/04/24 14,674
19,500,000 European Bank for Reconstruction & Development 1.625 09/27/24 18,746
6,540,000 (e) European Investment Bank 2.876 06/13/25 6,288
3,750,000 European Investment Bank 2.375 05/24/27 3,451
11,961,000 European Investment Bank 0.625 10/21/27 10,175
3,750,000 European Investment Bank 3.250 11/15/27 3,546
11,600,000 (f) European Investment Bank 1.625 10/09/29 9,789
19,749,000 European Investment Bank 0.750 09/23/30 15,170
6,535,000 European Investment Bank 3.750 02/14/33 6,063
2,000,000 European Investment Bank 4.875 02/15/36 2,006
10,875,000 Export Development Canada 3.375 08/26/25 10,523
13,050,000 Export Development Canada 3.875 02/14/28 12,573
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.540 08/17/35 16,578
4,868,000 Inter-American Development Bank 1.125 07/20/28 4,114
5,000,000 Inter-American Development Bank 1.125 01/13/31 3,893
15,800,000 Inter-American Development Bank 3.500 04/12/33 14,291
10,625,000 Inter-American Investment Corp 2.625 04/22/25 10,171
17,500,000 Inter-American Investment Corp 4.125 02/15/28 16,925
3,215,000 (a) International Bank for Reconstruction & Development SOFR + 0.390% 5.734 06/17/24 3,220
12,850,000 International Bank for Reconstruction & Development 0.625 04/22/25 11,942
14,750,000 International Bank for Reconstruction & Development 3.125 11/20/25 14,153
28,030,000 International Bank for Reconstruction & Development 0.000 03/31/27 24,942
5,250,000 International Bank for Reconstruction & Development 0.000 03/31/28 5,047
14,750,000 International Finance Corp 4.750 03/16/26 14,649
2,710,000 International Finance Facility for Immunisation Co 0.375 11/06/23 2,697
10,643,000 International Finance Facility for Immunisation Co 1.000 04/21/26 9,591
3,050,000 Japan Bank for International Cooperation 1.625 01/20/27 2,724
8,750,000 Japan International Cooperation Agency 1.750 04/28/31 6,865
12,500,000 (e) Kommunalbanken AS. 2.125 02/11/25 11,941
10,100,000 (e) Korea Electric Power Corp 1.125 06/15/25 9,359
9,200,000 (a) Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 6.341 02/12/24 9,230

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,250,000 Kreditanstalt fuer Wiederaufbau 0.250% 03/08/24 $ 10,998
12,362,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 11,041
6,500,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 5,517
13,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 10,014
18,250,000 (e) Nederlandse Waterschapsbank NV 1.750 01/15/25 17,382
19,000,000 (e) Nederlandse Waterschapsbank NV 2.375 03/24/26 17,792
12,375,000 (e) Nederlandse Waterschapsbank NV 4.000 06/01/28 11,952
4,430,000 (e) Nederlandse Waterschapsbank NV 1.000 05/28/30 3,461
7,666,000 (e) OMERS Finance Trust 3.500 04/19/32 6,677
3,125,000 (e) OMERS Finance Trust 4.000 04/19/52 2,272
16,375,000 (e) OPEC Fund for International Development 4.500 01/26/26 15,992
10,500,000 (e) Perusahaan Penerbit SBSN Indonesia III 3.900 08/20/24 10,329
8,225,000 Peruvian Government International Bond 3.000 01/15/34 6,334
12,175,000 Province of British Columbia Canada 4.200 07/06/33 11,401
10,000,000 Province of Quebec Canada 2.750 04/12/27 9,282
5,000,000 Province of Quebec Canada 7.500 09/15/29 5,655
15,250,000 Province of Quebec Canada 1.900 04/21/31 12,372
10,625,000 Province of Quebec Canada 4.500 09/08/33 10,195
10,000,000 Republic of Italy Government International Bond 2.875 10/17/29 8,554
7,750,000 Republic of Italy Government International Bond 4.000 10/17/49 5,304
TOTAL FOREIGN GOVERNMENT BONDS 716,560
MORTGAGE BACKED - 8.7%
58,607,451 (a),(e) Citigroup Mortgage Loan Trust 0.156 02/25/52 445
6,570,282 (a),(e) Citigroup Mortgage Loan Trust 0.250 02/25/52 79
2,101,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.415 06/25/43 2,158
3,400,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 3,442
5,364,926 Federal Home Loan Mortgage Corp (FHLMC) 2.310 12/01/31 4,393
6,875,000 FHLMC 3.740 06/01/37 5,851
2,284,617 FHLMC 3.400 12/01/37 1,873
5,646,500 FHLMC 4.300 12/01/37 5,019
1,858,900 FHLMC 3.500 03/01/38 1,539
3,420,603 FHLMC 4.550 07/01/38 3,133
881,559 (a) FHLMC 30 D AVG SOFR + 5.806% 0.492 03/15/44 64
5,918,558 FHLMC 3.500 01/15/47 4,883
6,248,865 FHLMC 4.000 01/15/48 5,639
3,263,527 FHLMC 4.000 03/15/48 2,884
3,006,542 (a) FHLMC 30 D AVG SOFR + 9.737% 1.236 06/15/48 2,563
2,049,192 (a) FHLMC 30 D AVG SOFR + 9.657% 1.156 10/15/48 1,695
4,755,913 FHLMC 3.000 11/01/49 3,996
2,669,477 FHLMC 2.000 09/25/50 348
6,161,556 FHLMC 3.000 09/25/50 3,840
4,702,180 FHLMC 3.000 10/25/50 2,961
16,770,543 FHLMC 2.500 02/25/51 2,884
5,858,101 FHLMC 2.500 05/25/51 3,236
11,438,634 FHLMC 3.000 11/01/51 9,624
1,357,742 FHLMC 3.000 11/01/51 1,138
1,606,909 FHLMC 3.000 11/01/51 1,352
1,169,841 FHLMC 3.000 11/01/51 991
12,333,349 FHLMC 2.500 02/01/52 9,891
12,051,541 FHLMC 2.500 03/01/52 9,663
15,931,022 FHLMC 4.000 04/01/52 14,199
13,414,154 FHLMC 3.500 05/01/52 11,548
466,637 FHLMC 3.500 06/01/52 403
9,464,167 FHLMC 4.500 06/01/52 8,694
9,006,736 FHLMC 4.500 07/01/52 8,274
1,587,252 FHLMC 4.000 08/25/52 1,183
2,693,295 FHLMC 4.500 10/25/52 2,224
10,595,972 FHLMC 6.000 11/01/52 10,473
3,270,439 FHLMC 5.500 11/25/52 3,064
3,221,421 FHLMC 3.500 12/01/52 2,772
15,928,756 FHLMC 5.000 01/01/53 15,039

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,601,970 FHLMC 5.500% 02/25/53 $ 2,381
19,715,901 FHLMC 5.500 08/01/53 19,061
3,419 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 3
92,184 FGLMC 4.500 07/01/33 87
653,265 FGLMC 7.000 12/01/33 672
174,308 FGLMC 7.000 05/01/35 177
442,200 FGLMC 5.000 06/01/36 434
131,829 FGLMC 5.000 07/01/39 129
86,520 FGLMC 4.000 06/01/42 79
169,793 FGLMC 4.500 10/01/44 159
266,589 FGLMC 4.500 11/01/44 250
418,457 FGLMC 4.500 11/01/44 393
254,337 FGLMC 4.500 12/01/44 239
310,110 FGLMC 4.500 12/01/44 292
1,062,311 FGLMC 3.500 04/01/45 938
4,023,821 FGLMC 3.500 10/01/45 3,542
491,141 FGLMC 4.500 06/01/47 462
1,024,267 FGLMC 4.000 09/01/47 932
757,654 FGLMC 3.500 12/01/47 668
3,128,950 FGLMC 4.500 08/01/48 2,935
596 Federal National Mortgage Association (FNMA) 8.000 07/01/24 1
11,171,103 (a) FNMA 2.899 02/25/27 10,414
3,173,365 (a) FNMA 3.412 06/25/28 2,949
18,880,000 FNMA 0.875 08/05/30 14,578
8,250,000 (a) FNMA 1.517 11/25/30 6,417
15,500,000 (a) FNMA 1.287 01/25/31 11,854
919,349 FNMA 3.500 05/01/32 864
1,078,733 FNMA 3.000 10/01/32 997
1,082,930 FNMA 5.000 05/01/35 1,061
725,057 FNMA 5.000 10/01/35 710
543,115 FNMA 5.000 02/01/36 532
1,075,800 FNMA 5.500 11/01/38 1,073
143,311 FNMA 3.000 05/01/40 123
432,497 FNMA 5.000 09/01/40 423
1,050,015 FNMA 5.000 05/01/41 1,020
706,341 FNMA 4.000 09/01/42 644
1,430,513 (a) FNMA 30 D AVG SOFR + 5.836% 0.521 09/25/43 115
1,179,531 FNMA 4.500 03/01/44 1,114
56,158,938 FNMA 4.000 05/01/44 51,108
316,672 FNMA 4.500 06/01/44 297
3,608,479 FNMA 4.500 06/01/44 3,383
774,258 FNMA 4.500 08/01/44 726
1,936,381 FNMA 4.500 10/01/44 1,815
3,480,508 FNMA 4.500 11/01/44 3,264
627,313 FNMA 5.000 11/01/44 614
901,446 FNMA 4.500 12/01/44 845
405,763 FNMA 4.000 01/01/45 370
166,725 FNMA 4.500 03/01/45 156
278,150 FNMA 4.500 04/01/45 261
2,046,888 FNMA 3.500 05/01/45 1,807
2,900,044 FNMA 3.500 01/01/46 2,549
564,566 FNMA 4.000 04/01/46 513
3,322,001 FNMA 3.500 06/01/46 2,925
2,163,765 FNMA 3.500 07/01/46 1,905
3,555,005 FNMA 3.500 07/01/46 3,151
981,994 FNMA 3.500 08/01/46 865
291,490 FNMA 3.000 10/01/46 242
2,669,440 FNMA 3.500 10/01/46 2,352
1,132,638 FNMA 4.500 05/01/47 1,070
1,421,552 FNMA 4.000 10/01/47 1,290
230,048 FNMA 3.500 11/01/47 203
278,819 FNMA 4.500 11/01/47 262

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,960,492 FNMA 3.500% 01/01/48 $ 2,598
1,984,188 FNMA 4.500 01/01/48 1,858
1,606,167 FNMA 4.500 02/01/48 1,504
4,083,706 FNMA 3.500 02/25/48 3,298
970,517 FNMA 4.500 05/01/48 908
1,288,962 FNMA 4.500 05/01/48 1,207
2,466,181 FNMA 5.000 08/01/48 2,367
11,763,362 FNMA 3.000 07/01/50 9,876
5,393,243 FNMA 2.000 08/25/50 739
6,291,771 FNMA 2.000 10/25/50 3,845
13,690,360 FNMA 2.500 11/25/50 1,930
4,717,676 FNMA 3.000 12/25/50 773
3,893,950 FNMA 3.000 02/25/51 590
26,746,420 FNMA 2.000 04/01/51 20,386
4,349,202 FNMA 3.000 09/01/51 3,646
5,032,613 FNMA 2.500 11/25/51 669
6,105,704 FNMA 2.000 01/01/52 4,729
13,362,229 FNMA 2.500 02/01/52 10,686
7,000,861 FNMA 2.500 02/01/52 5,605
4,666,098 FNMA 3.500 02/01/52 4,063
1,901,072 FNMA 2.500 04/01/52 1,524
26,368,894 FNMA 3.000 04/01/52 21,985
9,490,945 FNMA 3.000 04/01/52 7,886
1,335,864 FNMA 3.500 04/01/52 1,151
13,173,701 FNMA 3.500 05/01/52 11,342
37,569,932 FNMA 3.500 05/01/52 32,353
22,480,663 FNMA 4.000 05/01/52 20,033
2,446,788 FNMA 4.000 05/25/52 1,702
16,089,523 FNMA 3.500 06/01/52 13,888
18,753,555 FNMA 4.000 06/01/52 16,712
4,570,004 FNMA 4.500 06/01/52 4,198
42,028,787 FNMA 4.000 07/01/52 37,454
4,016,220 FNMA 4.000 07/01/52 3,577
4,038,301 FNMA 4.500 07/01/52 3,710
33,690,055 FNMA 4.500 07/01/52 30,946
6,544,507 FNMA 4.500 07/25/52 5,620
29,030,150 FNMA 5.000 08/01/52 27,416
2,402,662 FNMA 4.500 08/25/52 1,876
27,258,702 FNMA 3.500 09/01/52 23,457
52,522,902 FNMA 4.000 09/01/52 46,785
201,808,775 FNMA 4.500 09/01/52 185,370
8,514,814 FNMA 5.000 09/01/52 8,041
2,276,379 FNMA 4.000 09/25/52 1,850
1,827,369 FNMA 4.000 09/25/52 1,388
92,280,971 FNMA 4.000 10/01/52 82,209
14,117,598 FNMA 4.500 10/01/52 12,968
79,844,024 FNMA 5.000 10/01/52 75,386
1,746,720 FNMA 4.500 10/25/52 1,529
2,004,716 FNMA 4.500 10/25/52 1,780
48,193,316 FNMA 4.500 11/01/52 44,268
3,533,336 FNMA 5.500 11/25/52 3,243
32,059,985 FNMA 5.500 12/01/52 31,012
177,352 FNMA 5.000 01/01/53 167
29,165,660 FNMA 5.000 02/01/53 27,536
47,695,265 FNMA 5.500 06/01/53 46,110
11,510,600 Freddie Mac Multifamily Variable Rate Certificate 2.875 07/25/36 9,442
1,496,922 Government National Mortgage Association (GNMA) 2.580 08/15/25 1,492
7,706,711 GNMA 2.690 06/15/33 7,016
6,445,128 GNMA 3.700 10/15/33 6,058
52,281 GNMA 5.000 04/15/38 51
106,892 GNMA 6.500 11/20/38 111
5,330,916 GNMA 5.000 01/20/40 1,140

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,894,243 GNMA 3.700% 08/15/40 $ 6,499
7,655,055 GNMA 2.500 12/20/43 6,586
11,197,279 GNMA 2.750 01/15/45 9,575
2,302,741 GNMA 3.000 03/20/45 1,959
1,582,331 GNMA 4.500 12/20/45 1,482
1,214,549 GNMA 4.000 06/20/46 160
4,152,575 GNMA 3.500 12/20/46 3,690
2,824,474 GNMA 3.500 01/20/47 2,512
3,140,363 (a) GNMA SOFR 1 M + 5.986% 0.661 03/20/50 301
1,582,818 GNMA 3.500 10/20/50 1,397
5,368,978 GNMA 3.000 07/20/51 4,576
10,806,545 GNMA 3.000 11/20/51 7,026
21,662,579 GNMA 2.500 12/20/51 17,717
12,844,932 GNMA 3.000 12/20/51 8,396
8,861,267 GNMA 3.000 01/20/52 5,999
4,321,978 GNMA 2.500 02/20/52 3,404
10,526,250 GNMA 3.000 02/20/52 6,551
7,307,926 GNMA 4.000 04/20/52 5,720
17,757,015 GNMA 2.500 05/20/52 14,517
69,878,922 GNMA 3.000 05/20/52 59,243
20,303,496 GNMA 3.500 07/20/52 17,788
2,451,598 GNMA 4.000 07/20/52 1,806
7,288,617 GNMA 4.000 08/20/52 6,568
46,004,629 GNMA 4.000 09/20/52 41,454
4,350,484 GNMA 4.500 09/20/52 3,652
3,550,966 GNMA 4.500 09/20/52 3,069
3,211,035 GNMA 4.500 09/20/52 2,605
2,986,158 GNMA 4.500 09/20/52 2,567
9,470,136 GNMA 5.000 11/20/52 8,990
24,208,658 GNMA 3.500 12/20/52 21,209
32,131,840 GNMA 4.500 12/20/52 29,710
3,787,959 GNMA 4.500 02/20/53 3,156
3,298,927 GNMA 5.500 02/20/53 2,963
7,038,782 (a) GNMA 30 D AVG SOFR + 23.205% 2.479 08/20/53 6,630
6,223,470 GNMA 3.000 08/20/53 5,276
4,936,634 (a) GNMA 30 D AVG SOFR + 25.350% 4.624 08/20/53 4,983
1,218,362 (a),(e) GS Mortgage-Backed Securities Corp Trust 2.500 08/25/51 897
9,618,564 (a) HUD Office of the Secretary (GNMA) 30 D AVG SOFR + 6.950% 1.636 05/20/53 576
18,382,759 (a),(e) JP Morgan Mortgage Trust 0.128 06/25/51 97
32,243,804 (a),(e) JP Morgan Mortgage Trust 0.112 11/25/51 169
31,990,804 (a),(e) JP Morgan Mortgage Trust 0.121 12/25/51 175
37,595,370 (e) JP Morgan Mortgage Trust 0.224 07/25/52 367
365,000 (a),(e) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6.815 10/25/41 360
1,200,000 (a),(e) STACR 30 D AVG SOFR + 2.500% 7.815 01/25/42 1,176
6,750,000 (a),(e) STACR 30 D AVG SOFR + 2.400% 7.715 02/25/42 6,797
2,785,000 (a),(e) STACR 30 D AVG SOFR + 4.750% 10.065 02/25/42 2,827
8,125,000 (a),(e) STACR 30 D AVG SOFR + 2.900% 8.215 04/25/42 8,317
3,000,000 (a),(e) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 3,185
17,165,000 (a),(e) STACR 30 D AVG SOFR + 3.350% 8.665 05/25/42 17,829
14,900,000 (a),(e) STACR 30 D AVG SOFR + 4.500% 9.815 06/25/42 16,026
8,336,000 (a),(e) STACR 30 D AVG SOFR + 4.000% 9.315 07/25/42 8,683
8,650,000 (a),(e) STACR 30 D AVG SOFR + 3.550% 8.865 08/25/42 8,961
6,670,000 (a),(e) STACR 30 D AVG SOFR + 3.700% 9.015 09/25/42 7,003
58,931 (a),(e) STACR 3.784 02/25/48 55
74,055 (a),(e) STACR 3.837 05/25/48 70
TOTAL MORTGAGE BACKED 1,700,517
MUNICIPAL BONDS - 2.4%
1,170,000 Brunswick & Glynn County Development Authority 3.060 04/01/25 1,131
1,990,000 California Health Facilities Financing Authority 2.984 06/01/33 1,627
915,000 California Health Facilities Financing Authority 4.353 06/01/41 770
145,000 (e) California Municipal Finance Authority 4.250 11/01/23 145

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 455,000 California Municipal Finance Authority 2.138% 08/15/27 $ 401
350,000 California Municipal Finance Authority 2.288 08/15/28 301
500,000 California Municipal Finance Authority 3.694 08/15/56 305
16,250,000 Chicago Housing Authority 4.361 01/01/38 13,889
3,035,000 City & County of Honolulu HI 2.668 10/01/27 2,786
5,645,000 City & County of Honolulu HI 3.974 09/01/35 4,953
1,615,000 City & County of Honolulu HI 4.004 09/01/36 1,402
7,085,000 City & County of San Francisco CA 4.000 04/01/47 5,398
5,500,000 City & County of San Francisco CA Community Facilities
District
4.000 09/01/48 4,104
7,790,000 City & County of San Francisco CA Community Facilities
District
3.482 09/01/50 5,139
1,240,000 City & County of San Francisco CA Community Facilities
District No 2014
6.332 09/01/51 1,227
350,000 City & County of San Francisco CA Community Facilities
District No 2014-1
3.091 09/01/36 272
5,103,000 City of Chicago IL 7.750 01/01/42 5,223
1,250,000 City of Florence SC 4.250 12/01/34 1,124
1,000,000 City of Houston TX Combined Utility System Revenue 3.375 11/15/24 976
1,275,000 City of Houston TX Combined Utility System Revenue 4.172 11/15/38 1,093
7,500,000 City of Los Angeles CA 3.880 09/01/38 6,269
7,190,000 City of Los Angeles CA 5.000 09/01/42 6,461
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
3.158 05/15/29 1,375
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4.242 05/15/48 4,712
1,780,000 (e) City of Miami FL 4.808 01/01/39 1,511
3,665,000 City of Norfolk VA 3.050 10/01/36 2,835
4,835,000 City of Oakland CA 2.070 01/15/29 4,125
3,025,000 City of Port Lions AK 7.500 10/01/52 3,029
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3.000 11/01/26 3,134
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3.950 11/01/36 3,136
18,500,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4.185 11/01/46 14,388
1,000,000 City of San Juan Capistrano CA 3.700 08/01/31 901
5,255,000 City of Seattle WA Local Improvement District No 6751 2.999 11/01/43 4,144
5,235,000 City of Seattle WA Local Improvement District No 6751 3.079 11/01/43 4,071
7,650,000 County of Alameda CA 3.820 08/01/38 6,385
4,000,000 (e) County of Fond Du Lac WI 5.569 11/01/51 3,507
3,500,000 (e) County of Gallatin MT 11.500 09/01/27 3,661
10,515,000 County of Miami-Dade FL Water & Sewer System
Revenue
3.490 10/01/42 8,120
3,500,000 District of Columbia 3.432 04/01/42 2,569
10,000,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 8,547
6,500,000 (e) Florida Development Finance Corp 7.250 07/01/57 6,760
3,125,000 Florida Development Finance Corp 7.500 07/01/57 3,068
6,000,000 (e) Florida Development Finance Corp 8.000 07/01/57 5,940
22,445,000 Grant County Public Utility District No 2 2.918 01/01/40 16,270
9,255,000 Grant County Public Utility District No 2 3.210 01/01/40 6,911
3,230,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3.056 07/01/39 2,407
16,915,000 Great Lakes Water Authority Water Supply System
Revenue
3.473 07/01/41 12,918
1,100,000 Guadalupe Valley Electric Coop, Inc 5.671 10/01/32 1,085
640,000 Henry County Water Authority 3.000 01/01/43 428
850,000 Henry County Water Authority 3.200 01/01/49 535
1,000,000 Honolulu City & County Board of Water Supply 2.327 07/01/32 786
2,000,000 Kern County Water Agency Improvement District No 4 4.276 05/01/36 1,824
6,430,000 Lavaca-Navidad River Authority 4.430 08/01/35 5,961
8,655,000 Los Angeles Community College District 2.106 08/01/32 6,785
1,025,000 Maine State Housing Authority 2.331 11/15/30 822

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,495,000 Maryland Community Development Administration
Housing Revenue
3.797% 03/01/39 $ 2,153
3,000,000 Massachusetts Clean Energy Cooperative Corp 2.020 07/01/28 2,610
3,000,000 Massachusetts Clean Energy Cooperative Corp 2.485 07/01/32 2,394
3,455,000 Massachusetts Housing Finance Agency 5.562 12/01/52 3,376
3,775,000 Massachusetts St. Water Pollution Abatement 5.192 08/01/40 3,684
6,620,000 Metropolitan Transportation Authority 5.175 11/15/49 5,712
11,645,000 Metropolitan Water Reclamation District of Greater
Chicago
5.720 12/01/38 11,791
2,000,000 Michigan Finance Authority 5.000 07/01/31 2,011
8,295,000 (e) New Hampshire Business Finance Authority 5.490 07/01/33 8,295
7,400,000 New Jersey Economic Development Authority 5.706 06/15/30 7,482
3,000,000 New Jersey Economic Development Authority 5.756 06/15/31 3,034
720,000 New Jersey Economic Development Authority 5.298 03/01/32 701
3,375,000 New Mexico Finance Authority 4.090 06/15/38 2,880
4,065,000 New York City Housing Development Corp 3.119 08/01/38 2,907
2,500,000 New York City Housing Development Corp 3.720 11/01/39 1,987
1,225,000 New York State Environmental Facilities Corp 3.195 06/15/25 1,184
2,120,000 New York State Environmental Facilities Corp 3.520 07/15/27 2,012
17,500,000 New York Transportation Development Corp 5.000 01/01/26 17,618
13,250,000 (c),(e) Oregon State Business Development Commission 6.500 04/01/31 66
3,470,000 (c),(e) Oregon State Business Development Commission 9.000 04/01/37 17
2,500,000 Palm Beach County Solid Waste Authority 2.636 10/01/24 2,429
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5.000 01/01/30 4,370
6,925,000 (b),(e) Pennsylvania Economic Development Financing
Authority
10.000 12/01/29 1
1,170,000 Pharr Economic Development Corp 3.513 08/15/30 1,042
1,140,000 Pharr Economic Development Corp 3.893 08/15/33 994
405,000 (b) Public Finance Authority 15.000 03/31/24 0^
1,735,000 (e) Public Finance Authority 7.500 06/01/29 1,674
300,000 Redevelopment Authority of the City of Philadelphia 4.782 09/01/26 295
1,250,000 Redevelopment Authority of the City of Philadelphia 1.927 09/01/27 1,097
1,710,000 Redevelopment Authority of the City of Philadelphia 3.172 09/01/41 1,190
1,000,000 Redevelopment Authority of the City of Philadelphia 5.590 09/01/41 949
1,005,000 Sales Tax Securitization Corp 5.293 01/01/41 937
2,000,000 San Francisco City & County Redevelopment Agency 4.375 08/01/44 1,607
3,870,000 Semitropic Improvement District of the Semitropic
Water Storage District
3.293 12/01/35 2,996
1,590,000 South Dakota Housing Development Authority 5.460 05/01/53 1,556
36,330,000 State of California 3.750 10/01/37 33,623
7,155,000 State of California 4.600 04/01/38 6,429
10,050,000 State of California 4.988 04/01/39 9,236
9,000,000 State of Illinois 5.520 04/01/38 8,407
4,405,000 State of Michigan 3.590 12/01/26 4,201
2,500,000 State of Ohio 5.412 09/01/28 2,542
5,250,000 State of Oregon 4.112 05/01/27 5,090
3,150,000 State of Oregon 4.250 05/01/29 3,026
3,000 State of Wisconsin 5.700 05/01/26 3
1,650,000 (e) Syracuse Industrial Development Agency 5.000 01/01/36 1,202
2,280,000 Tampa Bay Water 2.612 10/01/25 2,165
3,225,000 Tampa Bay Water 2.782 10/01/26 3,018
3,000,000 Tampa Bay Water 2.952 10/01/27 2,778
1,255,000 Texas Water Development Board 4.248 10/15/35 1,146
5,880,000 Texas Water Development Board 4.340 10/15/48 4,766
4,170,000 Texas Water Development Board 4.648 04/15/50 3,597
5,000,000 Tuolumne Wind Project Authority 6.918 01/01/34 5,377
3,035,000 University of California 3.809 05/15/28 2,864
11,400,000 University of California 4.009 05/15/30 10,579
1,000,000 University of Cincinnati 3.250 06/01/29 940
1,560,000 University of Cincinnati 3.650 06/01/34 1,440
1,615,000 University of Cincinnati 3.700 06/01/35 1,479
18,000,000 University of New Mexico 3.532 06/20/32 16,434

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 500,000 Upper Allegheny Joint Sanitary Authority 3.550% 09/01/39 $ 386
1,500,000 Upper Allegheny Joint Sanitary Authority 3.800 09/01/49 1,074
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4.000 12/01/42 4,116
3,000,000 Vermont Educational & Health Buildings Financing
Agency
4.000 12/01/46 2,392
750,000 Village of Bellwood IL 5.375 12/01/32 677
4,500,000 Village of Bellwood IL 6.000 12/01/50 3,525
1,000,000 Washington County Clean Water Services 5.078 10/01/24 996
TOTAL MUNICIPAL BONDS 464,205
U.S. TREASURY SECURITIES - 8.4%
9,000,000 Federal National Mortgage Association (FNMA) 1.625 08/24/35 6,031
35,830,000 United States Treasury Bond 2.875 11/15/46 25,733
2,500,000 United States Treasury Bond 3.000 02/15/49 1,827
16,211,745 (h) United States Treasury Inflation Indexed Bonds 0.625 01/15/24 16,056
6,100,000 United States Treasury Note 2.625 12/31/23 6,058
1,525,000 United States Treasury Note 2.250 10/31/24 1,474
138,979,000 United States Treasury Note 5.000 08/31/25 138,697
1,500,000 United States Treasury Note 0.375 12/31/25 1,356
105,315,000 United States Treasury Note 4.625 09/15/26 104,797
15,031,000 United States Treasury Note 0.500 10/31/27 12,715
35,275,000 United States Treasury Note 0.625 11/30/27 29,913
28,250,000 United States Treasury Note 1.125 08/31/28 23,924
213,613,000 United States Treasury Note 4.375 08/31/28 211,493
231,754,000 United States Treasury Note 4.125 08/31/30 224,946
290,811,000 United States Treasury Note 3.875 08/15/33 274,771
14,508,000 United States Treasury Note 1.875 02/15/41 9,359
4,700,000 United States Treasury Note 2.250 05/15/41 3,225
232,705,800 (i) United States Treasury Note 2.375 02/15/42 160,849
29,796,000 United States Treasury Note 3.250 05/15/42 23,744
2,070,000 United States Treasury Note 4.000 11/15/42 1,837
142,989,000 United States Treasury Note 4.375 08/15/43 133,404
65,008,000 United States Treasury Note 2.250 02/15/52 39,894
250,616,000 United States Treasury Note 3.625 05/15/53 207,502
TOTAL U.S. TREASURY SECURITIES 1,659,605
TOTAL GOVERNMENT BONDS 4,677,176
(Cost $5,123,675)
STRUCTURED ASSETS - 4.5%
ASSET BACKED - 1.4%
2,278,872 (e) Air Canada 2017-, Cl A Pass Through Trust 3.550 01/15/30 1,938
900,000 (e) AMSR Trust 3.148 01/19/39 815
Series - 2019 SFR1 (Class C)
800,000 (e) AMSR Trust 3.247 01/19/39 722
Series - 2019 SFR1 (Class D)
2,000,000 (a),(e) BFLD Trust SOFR 1 M + 2.214% 7.547 10/15/35 1,109
Series - 2020 EYP (Class C)
171,277 (a) C-BASS Trust SOFR 1 M + 0.274% 3.190 07/25/36 162
Series - 2006 CB6 (Class A1)
19,886,000 Delta Air Lines Pass Through Trust 3.204 04/25/24 19,559
Series - 2019 1 (Class AA)
4,103,091 Delta Air Lines Pass Through Trust 2.000 06/10/28 3,582
Series - 2020 1 (Class AA)
16,617,264 Delta Air Lines Pass Through Trust 2.500 06/10/28 14,578
Series - 2020 1 (Class A)
74,206 (a),(e) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.534 05/25/37 73
Series - 2007 2 (Class A2C)
5,750,000 (e) Frontier Issuer LLC 8.300 08/20/53 5,447
Series - 2023 1 (Class B)

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,208,977 (e) GoodLeap Sustainable Home Solutions Trust 2.100% 05/20/48 $ 2,389
Series - 2021 3CS (Class A)
3,451,187 (e) GoodLeap Sustainable Home Solutions Trust 1.930 07/20/48 2,532
Series - 2021 4GS (Class A)
12,636,552 (e) GoodLeap Sustainable Home Solutions Trust 2.310 10/20/48 9,503
Series - 2021 5CS (Class A)
4,417,942 (e) GoodLeap Sustainable Home Solutions Trust 2.700 01/20/49 3,441
Series - 2022 1GS (Class A)
3,153,851 (e) GoodLeap Sustainable Home Solutions Trust 2.940 01/20/49 2,330
Series - 2022 1GS (Class B)
14,250,794 (e) GoodLeap Sustainable Home Solutions Trust 4.950 07/20/49 12,714
Series - 2022 3CS (Class A)
8,297,000 (e) Grace Trust 2.347 12/10/40 6,344
Series - 2020 GRCE (Class A)
2,463,212 (e) Helios Issuer, LLC 5.600 08/22/50 2,282
Series - 2023 B (Class B)
2,116,356 (e) HERO Funding Trust 3.840 09/21/40 1,881
Series - 2015 1A (Class A)
566,014 (e) HERO Funding Trust 3.990 09/21/40 519
Series - 2014 2A (Class A)
1,054,257 (e) HERO Funding Trust 3.750 09/20/41 924
Series - 2016 2A (Class A)
967,892 (e) HERO Funding Trust 4.050 09/20/41 867
Series - 2016 1A (Class A)
370,221 (e) HERO Funding Trust 3.080 09/20/42 319
Series - 2016 3A (Class A1)
2,892,483 (e) HERO Funding Trust 3.710 09/20/47 2,483
Series - 2017 1A (Class A1)
2,827,748 (e) HERO Funding Trust 3.190 09/20/48 2,367
Series - 2017 3A (Class A1)
666,473 (e) HERO Funding Trust 3.280 09/20/48 561
Series - 2017 2A (Class A1)
3,072,890 (e) HERO Funding Trust 4.670 09/20/48 2,784
Series - 2018 1A (Class A2)
2,403,996 (e) HERO Funding Trust 2.240 09/20/51 1,953
Series - 2021 1A (Class A)
7,375,000 (e) Hertz Vehicle Financing III LLC 5.570 09/25/29 7,180
Series - 2023 2A (Class A)
12,615 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3.986 06/25/33 12
Series - 2003 1 (Class M1)
599,972 (a),(e) Invitation Homes Trust SOFR 1 M + 1.364% 6.697 01/17/38 598
Series - 2018 SFR4 (Class B)
3,198,534 (e) Loanpal Solar Loan Ltd 2.290 01/20/48 2,402
Series - 2021 1GS (Class A)
5,455,813 (e) Loanpal Solar Loan Ltd 2.220 03/20/48 3,931
Series - 2021 2GS (Class A)
1,995,521 (b),(e) Mosaic Solar Loan Trust 0.000 04/20/46 1,409
Series - 2020 1A (Class R)
1,279,244 (e) Mosaic Solar Loan Trust 2.100 04/20/46 1,078
Series - 2020 1A (Class A)
1,770,383 (e) Mosaic Solar Loan Trust 3.100 04/20/46 1,509
Series - 2020 1A (Class B)
2,069,406 (e) Mosaic Solar Loan Trust 2.050 12/20/46 1,563
Series - 2021 1A (Class B)
3,056,092 (e) Mosaic Solar Loan Trust 1.440 06/20/52 2,355
Series - 2021 3A (Class A)
2,800,005 (e) Mosaic Solar Loans LLC 3.820 06/22/43 2,505
Series - 2017 2A (Class A)
3,251,266 (e) Mosaic Solar Loans LLC 1.640 04/22/47 2,553
Series - 2021 2A (Class A)
1,250,000 (a),(e) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8.084 08/25/25 1,251
Series - 2018 GT2 (Class A)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 750,000 (e) Progress Residential Trust 2.711% 11/17/40 $ 611
Series - 2021 SFR9 (Class D)
1,950,033 (e) Renew 3.670 09/20/52 1,726
Series - 2017 1A (Class A)
4,069,808 (e) Renew 3.950 09/20/53 3,616
Series - 2018 1 (Class A)
3,778,967 (e) Renew 2.060 11/20/56 2,862
Series - 2021 1 (Class A)
5,265,996 SCE Recovery Funding LLC 0.861 11/15/31 4,373
Series - 2021 A-1 (Class A)
9,578 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.334 09/25/34 9
Series - 2004 8 (Class M1)
6,449,820 (e) Sunnova Helios VII Issuer LLC 2.030 10/20/48 5,327
Series - 2021 C (Class A)
3,639,628 (e) Sunnova Helios VIII Issuer LLC 2.790 02/22/49 3,100
Series - 2022 A (Class A)
2,661,507 (e) Sunrun Athena Issuer LLC 5.310 04/30/49 2,430
Series - 2018 1 (Class A)
8,684,091 (e) Sunrun Atlas Issuer LLC 3.610 02/01/55 7,543
Series - 2019 2 (Class A)
5,533,273 (e) Sunrun Callisto Issuer LLC 2.270 01/30/57 4,372
Series - 2021 2A (Class A)
5,100,000 (e) Sunrun Julius Issuer LLC 6.600 01/30/59 5,046
Series - 2023 2A (Class A1)
6,763,504 (e) Sunrun Jupiter Issuer LLC 4.750 07/30/57 5,879
Series - 2022 1A (Class A)
5,689,409 (e) Tesla Auto Lease Trust 0.660 03/20/25 5,664
Series - 2021 A (Class A4)
1,400,000 (e) Tesla Auto Lease Trust 1.020 03/20/25 1,390
Series - 2021 A (Class B)
6,250,000 (e) Tesla Auto Lease Trust 1.180 03/20/25 6,176
Series - 2021 A (Class C)
13,325,000 (e) Tesla Auto Lease Trust 5.860 08/20/25 13,305
Series - 2023 A (Class A2)
4,500,000 (e) Tesla Auto Lease Trust 0.600 09/22/25 4,388
Series - 2021 B (Class A3)
5,000,000 (e) Tesla Auto Lease Trust 0.630 09/22/25 4,832
Series - 2021 B (Class A4)
4,625,000 (e) Tesla Auto Lease Trust 5.890 06/22/26 4,608
Series - 2023 A (Class A3)
9,422,000 (e) Tesla Auto Lease Trust 6.130 09/21/26 9,418
Series - 2023 B (Class A3)
2,385,000 (e) Tesla Auto Lease Trust 6.250 03/22/27 2,387
Series - 2023 B (Class A4)
5,380,000 (e) Tesla Auto Lease Trust 6.840 08/20/27 5,382
Series - 2023 B (Class B)
5,146,401 Toyota Auto Receivables Owner Trust 0.260 11/17/25 5,002
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 9,185
Series - 2021 B (Class A4)
475,000 (e) Tricon American Homes Trust 2.049 07/17/38 424
Series - 2020 SFR1 (Class B)
13,452,474 (e) Vivint Colar Financing V LLC 4.730 04/30/48 12,049
Series - 2018 1A (Class A)
4,570,160 (e) Vivint Solar Financing VII LLC 2.210 07/31/51 3,578
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 267,206
OTHER MORTGAGE BACKED - 3.1%
78,162 (a),(e) Agate Bay Mortgage Trust 3.500 09/25/45 68
Series - 2015 6 (Class A9)

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,075,000 (a),(e) Alen Mortgage Trust SOFR 1 M + 2.364% 7.697% 04/15/34 $ 3,007
Series - 2021 ACEN (Class C)
2,115,000 (a),(e) Angel Oak Mortgage Trust 2.837 11/25/66 1,324
Series - 2021 8 (Class A3)
5,000,000 (e) BANK 2.500 10/17/52 2,495
Series - 2019 BN21 (Class D)
6,500,000 (a) BANK 3.517 10/17/52 4,206
Series - 2019 BN21 (Class C)
8,000,000 (a) BANK 3.576 11/15/62 5,636
Series - 2019 BN22 (Class C)
4,940,000 (a),(e) BBCMS Mortgage Trust 4.409 08/05/38 3,224
Series - 2018 CHRS (Class E)
2,750,000 (e) BBCMS Trust 4.798 08/10/35 2,260
Series - 2015 SRCH (Class C)
8,870,000 (a),(e) Benchmark Mortgage Trust 4.029 03/15/62 6,071
Series - 2019 B10 (Class 3CCA)
5,200,000 (e) BMO 360A 3.776 02/17/55 4,047
Series - 2022 C1 (Class 360A)
5,238,932 (a),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6.644 10/15/38 5,096
Series - 2021 XL2 (Class C)
6,000,000 (a),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7.172 01/17/39 5,899
Series - 2022 AHP (Class B)
6,000,000 (a),(e) BX TRUST SOFR 1 M + 1.490% 6.822 01/17/39 5,897
Series - 2022 AHP (Class AS)
2,901,500 (a),(e) CCRC Affordable Multifamily Housing Mortgage Trust 5.670 06/25/34 2,517
Series - 2017 Q005 (Class B)
2,000,000 (a) CD Mortgage Trust 3.879 11/10/49 1,608
Series - 2016 CD2 (Class B)
1,000,000 (a),(e) Century Plaza Towers 3.097 11/13/39 742
Series - 2019 CPT (Class B)
2,000,000 (a) Citigroup Commercial Mortgage Trust 4.276 04/10/48 1,821
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 1,328
Series - 2019 GC41 (Class AS)
3,000,000 (a),(e) CityLine Commercial Mortgage Trust 2.871 11/10/31 2,774
Series - 2016 CLNE (Class A)
3,740,000 (a),(e) COMM Mortgage Trust 3.527 10/10/29 3,338
Series - 2017 PANW (Class B)
3,000,000 (a),(e) COMM Mortgage Trust 3.712 10/10/29 2,635
Series - 2017 PANW (Class C)
5,120,000 (e) COMM Mortgage Trust 4.353 08/10/30 4,681
Series - 2013 300P (Class A1)
4,375,000 (e) COMM Mortgage Trust 3.376 01/10/39 3,470
Series - 2022 HC (Class C)
3,500,000 (a),(e) COMM Mortgage Trust 4.203 03/10/48 2,760
Series - 2015 CR22 (Class D)
1,000,000 (a) COMM Mortgage Trust 4.443 05/10/48 794
Series - 2015 CR23 (Class D)
1,100,000 (a) COMM Mortgage Trust 4.443 05/10/48 963
Series - 2015 CR23 (Class C)
2,500,000 (a) COMM Mortgage Trust 3.463 08/10/48 1,992
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3.263 08/15/57 822
Series - 2019 GC44 (Class AM)
6,000,000 (a),(e) Commercial Mortgage Pass Through Certificates 4.084 01/10/39 4,530
Series - 2022 HC (Class D)
2,988,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7.215 12/25/41 2,937
Series - 2022 R01 (Class 1M2)
10,555,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.415 03/25/42 10,729
Series - 2022 R04 (Class 1M2)
21,985,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.815 03/25/42 22,636
Series - 2022 R03 (Class 1M2)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,985,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.315% 04/25/42 $ 5,063
Series - 2022 R05 (Class 2M2)
15,710,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.165 05/25/42 16,324
Series - 2022 R06 (Class 1M2)
18,627,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.965 06/25/42 19,869
Series - 2022 R07 (Class 1M2)
4,298,000 (a),(e) Connecticut Avenue Securities Trust SOFR + 3.600% 8.915 07/25/42 4,432
Series - 2022 R08 (Class 1M2)
9,020,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.065 09/25/42 9,743
Series - 2022 R09 (Class 2M2)
24,740,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.065 12/25/42 26,009
Series - 2023 R01 (Class 1M2)
15,000,000 (e) CPT Mortgage Trust 2.865 11/13/39 11,967
Series - 2019 CPT (Class A)
2,000,000 (a),(e) CPT Mortgage Trust 3.097 11/13/39 1,187
Series - 2019 CPT (Class E)
5,000,000 (a),(e) Credit Suisse Commercial Mortgage Trust 3.854 11/10/32 3,623
Series - 2017 CALI (Class B)
3,079,985 (a),(e) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 2,451
Series - 2021 NQM8 (Class A3)
6,650,000 (a),(e) CSAIL Commercial Mortgage Trust 3.800 06/15/37 5,831
Series - 2017 C8 (Class 85BA)
6,100,000 (a),(e) CSAIL Commercial Mortgage Trust 3.800 06/15/37 5,038
Series - 2017 C8 (Class 85BB)
2,000,000 (a),(e) CSMC Series 3.388 10/25/59 1,719
Series - 2019 NQM1 (Class M1)
102,725,000 (a),(e) DOLP Trust 0.665 05/10/41 3,750
Series - 2021 NYC (Class X)
7,500,000 (a),(e) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6.767 11/15/38 7,323
Series - 2021 ELP (Class C)
4,000,000 (a),(e) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7.566 11/15/38 3,933
Series - 2021 ELP (Class E)
6,632,505 Federal Home Loan Mortgage Corp (FHLMC) 1.877 07/25/37 4,699
Series - 2021 ML08 (Class ML08)
508,789 (a),(e) Flagstar Mortgage Trust 4.002 10/25/47 437
Series - 2017 2 (Class B3)
39,795 (a),(e) Flagstar Mortgage Trust 4.000 09/25/48 36
Series - 2018 5 (Class A11)
1,389,152 (a),(e) Flagstar Mortgage Trust 2.500 04/25/51 1,022
Series - 2021 2 (Class A4)
4,281,029 (a),(e) Flagstar Mortgage Trust 2.500 06/01/51 3,151
Series - 2021 4 (Class A21)
10,260,000 Freddie Mac Multiclass Certificates Series 1.878 01/25/31 8,238
Series - 2021 P009 (Class A2)
7,324,000 (a) Freddie Mac Multiclass Certificates Series 2.852 02/25/32 5,978
Series - 2022 P013 (Class A2)
39,326,933 (a) Freddie Mac Multifamily ML Certificates 1.780 11/25/37 4,632
Series - 2021 ML08 (Class XCA)
3,139,789 Freddie Mac Multifamily ML Certificates 1.896 11/25/37 2,242
Series - 2021 ML08 (Class ML08)
9,960,853 (a) Freddie Mac Multifamily ML Certificates 3.650 11/25/38 8,253
Series - 2022 ML14 (Class A)
16,469,230 Freddie Mac Multifamily ML Certificates 2.340 07/25/41 11,776
Series - 2021 ML12 (Class AUS)
3,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
3.871 07/25/33 3,171
Series - 2015 Q002 (Class A2)
1,024,998 FHLMC 1.518 09/25/35 731
Series - 2020 Q012 (Class A3)
4,534,328 FHLMC 1.555 01/25/36 3,484
Series - 2020 Q014 (Class A1)
16,475,645 Freddie Mac Multifamily Variable Rate Certificate 3.150 10/15/36 13,214
Series - 2022 M068 (Class A)

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,730,000 Freddie Mac Multifamily Variable Rate Certificate 4.013% 04/15/37 $ 1,539
Series - 2022 M069 (Class A)
6,010,000 Freddie Mac Multifamily Variable Rate Certificate 1.761 09/15/38 4,543
Series - 2020 M061 (Class A)
11,875,000 (e) Frontier Issuer LLC 6.600 08/20/53 11,330
Series - 2023 1 (Class A2)
1,325,000 (a),(e) GCT Commercial Mortgage Trust SOFR 1 M + 0.914% 6.247 02/15/38 1,047
Series - 2021 GCT (Class A)
2,972,000 (a),(e) GS Mortgage Securities Corp II 5.067 03/10/33 2,574
Series - 2018 GS10 (Class WLSC)
1,385,306 (a),(e) GS Mortgage Securities Trust SOFR 1 M + 1.143% 6.483 10/15/31 1,374
Series - 2018 HART (Class A)
3,000,000 GS Mortgage Securities Trust 3.143 10/10/49 2,683
Series - 2016 GS3 (Class AS)
830,000 (a) GS Mortgage Securities Trust 4.078 11/10/49 668
Series - 2016 GS4 (Class C)
356,684 (a),(e) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 290
Series - 2020 PJ4 (Class A4)
26,243,711 (a),(e) GS Mortgage-Backed Securities Corp Trust 0.268 03/27/51 258
Series - 2020 PJ5 (Class AX1)
714,600 (a),(e) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 575
Series - 2020 PJ5 (Class A4)
1,000,155 (a),(e) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 736
Series - 2020 PJ6 (Class A4)
63,928,393 (a),(e) GS Mortgage-Backed Securities Corp Trust 0.150 08/25/51 427
Series - 2021 PJ3 (Class AX1)
5,444,081 (a),(e) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 4,006
Series - 2021 PJ5 (Class A4)
4,816,478 (a),(e) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 3,704
Series - 2022 PJ2 (Class A36)
2,291,092 (a),(e) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 1,762
Series - 2022 PJ4 (Class A36)
406,880 (a),(e) GS Mortgage-Backed Securities Trust 3.631 05/25/50 324
Series - 2020 PJ1 (Class B2)
1,105,460 (a),(e) GS Mortgage-Backed Securities Trust 2.500 07/25/51 814
Series - 2021 PJ2 (Class A4)
8,078,912 (a),(e) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,995
Series - 2021 PJ6 (Class A4)
10,317,756 (a),(e) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,593
Series - 2021 PJ7 (Class A4)
4,670,890 (a),(e) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,437
Series - 2021 PJ8 (Class A4)
2,523,044 (a),(e) GS Mortgage-Backed Securities Trust 2.722 01/25/52 1,791
Series - 2021 PJ7 (Class B2)
4,534,784 (a),(e) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,337
Series - 2021 PJ10 (Class A4)
2,832,208 (a),(e) GS Mortgage-Backed Securities Trust 2.500 05/01/52 2,379
Series - 2022 PJ1 (Class A8)
2,112,941 (a),(e) GS Mortgage-Backed Securities Trust 2.834 05/28/52 1,558
Series - 2022 PJ1 (Class B2)
5,295,676 (a),(e) GS Mortgage-Backed Securities Trust 3.000 10/25/52 4,073
Series - 2022 PJ5 (Class A36)
2,993,492 (a),(e) GS Mortgage-Backed Securities Trust 3.000 01/25/53 2,310
Series - 2022 PJ6 (Class A24)
5,848,350 (a),(e) GS Mortgage-Backed Securities Trust 3.500 02/25/53 4,705
Series - 2023 PJ1 (Class A24)
578,799 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.062 08/19/45 521
Series - 2005 11 (Class 2A1A)
6,000,000 (e) Hudson Yards Mortgage Trust 2.835 08/10/38 5,422
Series - 2016 10HY (Class A)
5,000,000 (a),(e) Hudson Yards Mortgage Trust 3.076 08/10/38 4,484
Series - 2016 10HY (Class B)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 (a),(e) Hudson Yards Mortgage Trust 3.076% 08/10/38 $ 4,415
Series - 2016 10HY (Class C)
7,000,000 (e) Hudson Yards Mortgage Trust 3.228 07/10/39 5,930
Series - 2019 30HY (Class A)
4,000,000 (a),(e) Hudson Yards Mortgage Trust 3.041 12/10/41 2,943
Series - 2019 55HY (Class D)
7,000,000 (a),(e) Hudson Yards Mortgage Trust 3.041 12/10/41 5,018
Series - 2019 55HY (Class E)
120,984 (a) Impac CMB Trust SOFR 1 M + 0.774% 6.094 03/25/35 111
Series - 2004 11 (Class 2A1)
480,000 (a),(e) Imperial Fund Mortgage Trust 3.531 10/25/55 390
Series - 2020 NQM1 (Class M1)
1,700,000 (a),(e) J.P. Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 1.884% 7.217 10/15/33 1,526
Series - 2020 609M (Class B)
1,649,630 (a),(e) J.P. Morgan Mortgage Trust 4.000 12/25/52 1,377
Series - 2022 7 (Class 2A6A)
2,000,000 (a),(e) JP Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 2.284% 7.617 10/15/33 1,649
Series - 2020 609M (Class C)
1,310,998 (a),(e) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.565 12/25/44 1,250
Series - 2015 1 (Class B1)
78,247 (a),(e) JP Morgan Mortgage Trust 3.500 05/25/45 68
Series - 2015 3 (Class A19)
417,681 (a),(e) JP Morgan Mortgage Trust 3.500 10/25/45 365
Series - 2015 6 (Class A13)
217,633 (a),(e) JP Morgan Mortgage Trust 3.500 05/25/47 185
Series - 2017 2 (Class A13)
298,879 (a),(e) JP Morgan Mortgage Trust 3.500 09/25/48 251
Series - 2018 3 (Class A13)
242,257 (a),(e) JP Morgan Mortgage Trust 3.500 10/25/48 204
Series - 2018 4 (Class A13)
837,462 (a),(e) JP Morgan Mortgage Trust 3.500 10/25/48 694
Series - 2018 5 (Class A13)
818,013 (a),(e) JP Morgan Mortgage Trust 3.542 10/26/48 789
Series - 2017 5 (Class A2)
86,625 (a),(e) JP Morgan Mortgage Trust 4.000 01/25/49 77
Series - 2018 8 (Class A13)
192,462 (a),(e) JP Morgan Mortgage Trust 4.000 02/25/49 172
Series - 2018 9 (Class A13)
26,585 (a),(e) JP Morgan Mortgage Trust 4.000 05/25/49 24
Series - 2019 1 (Class A3)
172,486 (a),(e) JP Morgan Mortgage Trust 4.000 05/25/49 155
Series - 2019 1 (Class A15)
389,809 (a),(e) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6.379 10/25/49 377
Series - 2019 INV1 (Class A11)
1,553,444 (a),(e) JP Morgan Mortgage Trust 3.828 06/25/50 1,274
Series - 2020 1 (Class B2)
20,828,565 (a),(e) JP Morgan Mortgage Trust 0.141 07/25/51 136
Series - 2021 3 (Class AX1)
14,841,605 (a),(e) JP Morgan Mortgage Trust 0.132 08/25/51 91
Series - 2021 4 (Class AX1)
1,657,062 (a),(e) JP Morgan Mortgage Trust 2.882 08/25/51 1,205
Series - 2021 4 (Class B2)
28,320,396 (a),(e) JP Morgan Mortgage Trust 0.137 10/25/51 179
Series - 2021 6 (Class AX1)
3,164,846 (a),(e) JP Morgan Mortgage Trust 2.500 10/25/51 2,329
Series - 2021 6 (Class A15)
2,215,223 (a),(e) JP Morgan Mortgage Trust 2.500 11/25/51 1,630
Series - 2021 7 (Class A15)
2,792,073 (a),(e) JP Morgan Mortgage Trust 2.500 12/25/51 2,055
Series - 2021 8 (Class A15)

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,184,410 (a),(e) JP Morgan Mortgage Trust 2.500% 12/25/51 $ 872
Series - 2021 10 (Class A15)
4,072,222 (a),(e) JP Morgan Mortgage Trust 2.500 01/25/52 2,997
Series - 2021 11 (Class A15)
1,087,835 (a),(e) JP Morgan Mortgage Trust 2.500 02/25/52 801
Series - 2021 12 (Class A15)
1,805,131 (a),(e) JP Morgan Mortgage Trust 2.500 05/25/52 1,328
Series - 2021 14 (Class A15)
1,170,640 (a),(e) JP Morgan Mortgage Trust 2.927 05/25/52 881
Series - 2021 LTV2 (Class A3)
5,744,769 (a),(e) JP Morgan Mortgage Trust 2.500 06/25/52 4,228
Series - 2021 15 (Class A15)
6,381,812 (a),(e) JP Morgan Mortgage Trust 2.500 07/25/52 4,697
Series - 2022 1 (Class A15)
9,770,745 (a),(e) JP Morgan Mortgage Trust 3.250 07/25/52 7,991
Series - 2022 LTV1 (Class A1)
9,764,049 (a),(e) JP Morgan Mortgage Trust 3.000 08/25/52 7,509
Series - 2022 3 (Class A25)
6,877,641 (a),(e) JP Morgan Mortgage Trust 3.000 08/25/52 5,289
Series - 2022 2 (Class A25)
6,325,289 (a),(e) JP Morgan Mortgage Trust 3.500 09/25/52 5,089
Series - 2022 LTV2 (Class A6)
5,114,736 (a),(e) JP Morgan Mortgage Trust 3.000 10/25/52 3,946
Series - 2022 4 (Class A17A)
4,635,928 (a),(e) JP Morgan Mortgage Trust 3.000 11/25/52 3,577
Series - 2022 6 (Class A17A)
3,282,781 (a),(e) JP Morgan Mortgage Trust 3.000 12/25/52 2,533
Series - 2022 7 (Class 1A17)
423,492 (a),(e) JP Morgan Mortgage Trust 5.000 06/25/53 386
Series - 2023 1 (Class A15A)
2,898,570 (a),(e) JP Morgan Mortgage Trust 5.500 06/25/53 2,711
Series - 2023 1 (Class A15B)
5,000,000 (e) Liberty Street Trust 3.597 02/10/36 4,456
Series - 2016 225L (Class A)
4,000,000 (a),(e) MAD Mortgage Trust 3.294 08/15/34 3,598
Series - 2017 330M (Class A)
4,000,000 (a),(e) MAD Mortgage Trust 3.478 08/15/34 3,392
Series - 2017 330M (Class B)
2,000,000 (a),(e) Manhattan West 2.413 09/10/39 1,663
Series - 2020 1MW (Class C)
2,000,000 (e) Manhattan West Mortgage Trust 2.130 09/10/39 1,715
Series - 2020 1MW (Class A)
2,169,000 (a),(e) Menora Mivtachim Holdings Ltd 4.070 02/17/55 1,134
Series - 2022 C1 (Class 360D)
132,191 (a) Morgan Stanley Capital I Trust 6.282 12/12/49 56
Series - 2007 IQ16 (Class AJFX)
892,660 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 756
Series - 2021 4 (Class A4)
3,752,797 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,762
Series - 2021 5 (Class A9)
2,777,295 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,352
Series - 2021 6 (Class A4)
2,429,205 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,788
Series - 2021 6 (Class A9)
3,000,000 (a),(e) MSDB Trust 3.427 07/11/39 2,548
Series - 2017 712F (Class A)
4,880,929 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 4,465
Series - 2019 MILE (Class A)
6,750,000 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7.212 07/15/36 5,804
Series - 2019 MILE (Class B)
4,250,000 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7.612 07/15/36 3,449
Series - 2019 MILE (Class C)

See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,800,000 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 3.579% 8.912% 07/15/36 $ 7,027
Series - 2019 MILE (Class E)
1,500,000 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9.662 07/15/36 998
Series - 2019 MILE (Class F)
431,061 (a),(e) New Residential Mortgage Loan Trust 2.797 09/25/59 399
Series - 2019 NQM4 (Class A3)
470,000 (a),(e) New Residential Mortgage Loan Trust 2.986 09/25/59 388
Series - 2019 NQM4 (Class M1)
33,972 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5.914 02/25/36 33
Series - 2005 3 (Class A1)
5,050,453 (a),(e) OBX Trust 2.500 07/25/51 3,717
Series - 2021 J2 (Class A19)
299,664 (a),(e) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 285
Series - 2018 1 (Class A2)
1,533,710 (a),(e) Oceanview Mortgage Trust 2.500 05/25/51 1,129
Series - 2021 1 (Class A19)
1,776,272 (a),(e) Oceanview Mortgage Trust 4.500 11/25/52 1,584
Series - 2022 1 (Class A1)
11,800,000 (e) One Bryant Park Trust 2.516 09/15/54 9,399
Series - 2019 OBP (Class A)
4,699,000 (e) One Market Plaza Trust 3.614 02/10/32 4,344
Series - 2017 1MKT (Class A)
1,000,000 (e) One Market Plaza Trust 3.845 02/10/32 884
Series - 2017 1MKT (Class B)
2,000,000 (e) One Market Plaza Trust 4.146 02/10/32 1,644
Series - 2017 1MKT (Class D)
4,906,220 (a),(e) RCKT Mortgage Trust 2.500 09/25/51 3,623
Series - 2021 4 (Class A21)
6,817,369 (a),(e) RCKT Mortgage Trust 2.500 02/25/52 5,017
Series - 2022 2 (Class A22)
5,195,995 (a),(e) RCKT Mortgage Trust 3.500 06/25/52 4,181
Series - 2022 4 (Class A22)
425,493 (a),(e) Sequoia Mortgage Trust 3.500 05/25/45 374
Series - 2015 2 (Class A1)
187,344 (a),(e) Sequoia Mortgage Trust 3.500 06/25/46 162
Series - 2016 1 (Class A19)
638,433 (a),(e) Sequoia Mortgage Trust 3.726 09/25/47 573
Series - 2017 6 (Class B1)
10,318 (a),(e) Sequoia Mortgage Trust 4.000 09/25/48 9
Series - 2018 7 (Class A19)
71,057 (a),(e) Sequoia Mortgage Trust 4.000 06/25/49 64
Series - 2019 2 (Class A19)
173,146 (a),(e) Sequoia Mortgage Trust 3.500 12/25/49 149
Series - 2019 5 (Class A19)
1,404,433 (a),(e) Sequoia Mortgage Trust 3.000 04/25/50 1,127
Series - 2020 3 (Class A19)
2,865,866 (a),(e) Sequoia Mortgage Trust 2.500 06/25/51 2,109
Series - 2021 4 (Class A19)
273,729 (a),(e) Shellpoint Co-Originator Trust 3.500 10/25/47 236
Series - 2017 2 (Class A1)
78,068,000 (a),(e) SLG Office Trust 0.258 07/15/41 1,106
Series - 2021 OVA (Class X)
1,125,000 (a),(e) STWD Mortgage Trust SOFR 1 M + 1.371% 6.704 11/15/36 1,094
Series - 2021 LIH (Class AS)
4,000,000 (e) SUMIT Mortgage Trust 2.789 02/12/41 3,055
Series - 2022 BVUE (Class A)
982,000 (a),(e) Verus Securitization Trust 3.207 11/25/59 858
Series - 2019 4 (Class M1)
411,616 (e) Verus Securitization Trust 1.733 05/25/65 379
Series - 2020 5 (Class A3)
2,528,332 (a),(e) Verus Securitization Trust 2.240 10/25/66 2,027
Series - 2021 7 (Class A3)

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 49,125 (a),(e) Wells Fargo Mortgage Backed Securities Trust 4.000% 04/25/49 $ 45
Series - 2019 2 (Class A17)
448,740 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 359
Series - 2020 4 (Class A17)
6,801,341 (a),(e) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 5,005
Series - 2021 2 (Class A17)
2,343,191 (a),(e) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 1,724
Series - 2022 2 (Class A18)
145,780 (a),(e) WinWater Mortgage Loan Trust 3.919 06/20/44 114
Series - 2014 1 (Class B4)
3,366,294 (a),(e) Woodward Capital Management 3.000 05/25/52 2,597
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 607,352
TOTAL STRUCTURED ASSETS 874,558
(Cost $1,015,960)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 58.4%
AUTOMOBILES & COMPONENTS - 1.8%
261,171 (j) American Axle & Manufacturing Holdings, Inc 1,896
153,429 (j) Aptiv plc 15,127
165,028 Bayerische Motoren Werke AG. 16,761
71,908 Bayerische Motoren Werke AG. (Preference) 6,693
359,500 Bridgestone Corp 14,009
473,301 Cie Generale des Etablissements Michelin S.C.A 14,486
310,818 Daimler AG. (Registered) 21,632
110,268 Dr ING hc F Porsche AG. 10,346
1,777,800 Honda Motor Co Ltd 20,000
229,211 Magna International, Inc 12,284
103,023 (j) Modine Manufacturing Co 4,713
416,843 (f),(j) Rivian Automotive, Inc 10,121
682,600 (j) Tesla, Inc 170,800
1,462,700 (j) Toyota Motor Corp 26,241
259,359 Valeo 4,451
10,023 Yamaha Motor Co Ltd 264
TOTAL AUTOMOBILES & COMPONENTS 349,824
BANKS - 2.9%
2,364 Ameris Bancorp 91
1,247,612 Australia & New Zealand Banking Group Ltd 20,463
2,597,502 Banco Bilbao Vizcaya Argentaria S.A. 21,021
20,196 (j) Bancorp, Inc 697
1,543,348 Bank Hapoalim Ltd 13,751
273,546 Bank of Montreal 23,076
474,689 (f) Bank of Nova Scotia 21,277
65,681 Bank OZK 2,435
2,405 Banner Corp 102
56,868 Berkshire Hills Bancorp, Inc 1,140
3,985,500 BOC Hong Kong Holdings Ltd 10,880
1,840 Cadence Bank 39
6,038 (f) Camden National Corp 170
453,829 (f) Canadian Imperial Bank of Commerce 17,518
1,162,585 Citigroup, Inc 47,817
1,366 Citizens Financial Group, Inc 37
2,120 Columbia Banking System, Inc 43
823 Commerce Bancshares, Inc 40
239,251 Commonwealth Bank of Australia 15,282
889 Community Trust Bancorp, Inc 31
52,059 (j) Customers Bancorp, Inc 1,793

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
276,950 DNB Bank ASA $ 5,564
270,724 Erste Bank der Oesterreichischen Sparkassen AG. 9,350
7,030 First Busey Corp 135
1,019 Glacier Bancorp, Inc 29
1,984 Hancock Whitney Corp 73
808,000 Hang Seng Bank Ltd 10,025
4,964 Heritage Financial Corp 81
5,576,377 HSBC Holdings plc 43,637
381,375 Huntington Bancshares, Inc 3,966
7,280,998 Intesa Sanpaolo S.p.A. 18,648
342,883 JPMorgan Chase & Co 49,725
213,724 KBC Groep NV 13,306
2,557 Keycorp 28
1,069,600 Mizuho Financial Group, Inc 18,160
30,945 National Bank Holdings Corp 921
138,079 National Bank of Canada 9,173
9,051 Old National Bancorp 132
1,766,267 Oversea-Chinese Banking Corp 16,518
288,000 PNC Financial Services Group, Inc 35,358
949,057 Regions Financial Corp 16,324
1,643,600 Resona Holdings, Inc 9,088
523,809 Societe Generale 12,675
1,717,099 Standard Chartered plc 15,793
313,100 Sumitomo Mitsui Trust Holdings, Inc 11,787
1,549,321 Svenska Handelsbanken AB 13,786
2,226 (j) Texas Capital Bancshares, Inc 131
558,064 (f) Toronto-Dominion Bank 33,622
4,787 Trico Bancshares 153
527,068 Truist Financial Corp 15,079
2,114 UMB Financial Corp 131
18,027 Univest Financial Corp 313
2,021 (f) Westamerica Bancorporation 87
1,110 Wintrust Financial Corp 84
TOTAL BANKS 561,585
CAPITAL GOODS - 4.2%
465,383 3M Co 43,569
362 A.O. Smith Corp 24
588,895 ABB Ltd 21,020
790 Acuity Brands, Inc 135
247 Allegion plc 26
181,708 Ashtead Group plc 11,019
510,377 Assa Abloy AB 11,090
1,130,260 Atlas Copco AB 13,218
1,169,208 Atlas Copco AB 15,703
68,467 (j) Axon Enterprise, Inc 13,624
688 (j) Beacon Roofing Supply, Inc 53
11,104 (f),(j) Bloom Energy Corp 147
272,149 Bouygues S.A. 9,516
39,132 Brenntag SE 3,028
405,909 (j) CAE, Inc 9,476
343,933 Carrier Global Corp 18,985
247,266 Caterpillar, Inc 67,504
874,427 CNH Industrial NV 10,615
50,104 Cummins, Inc 11,447
79,916 Curtiss-Wright Corp 15,634
900 Daifuku Co Ltd 17
81,100 Daikin Industries Ltd 12,714
92,545 DCC plc 5,182
149,464 Deere & Co 56,405
396 Dover Corp 55
253,220 Eaton Corp plc 54,007

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
98,775 Eiffage S.A. $ 9,375
1,733 EMCOR Group, Inc 365
68,952 Emerson Electric Co 6,659
1,823 Epiroc AB 35
46,955 Fanuc Ltd 1,221
166,626 Fastenal Co 9,104
576 Ferguson plc 95
136,688 Fortive Corp 10,137
1,653 Fortune Brands Innovations, Inc 103
4,591 Geberit AG. 2,289
46,636 (j) Generac Holdings, Inc 5,081
151,824 (j) Great Lakes Dredge & Dock Corp 1,210
174,483 Hexcel Corp 11,366
1,155 (f) Husqvarna AB (B Shares) 9
2,459 IDEX Corp 512
223,275 Illinois Tool Works, Inc 51,422
1,115 Ingersoll Rand, Inc 71
400,030 Johnson Controls International plc 21,286
1,076,270 Keppel Corp Ltd 5,345
346,500 Komatsu Ltd 9,346
282,335 (j) Kratos Defense & Security Solutions, Inc 4,241
383,900 Kubota Corp 5,647
289 Kurita Water Industries Ltd 10
161,080 Legrand S.A. 14,801
86 Lennox International, Inc 32
794 LIXIL Group Corp 9
14,172 Luxfer Holdings plc 185
50,237 (j) Manitowoc Co, Inc 756
874,400 Marubeni Corp 13,630
240,083 Masco Corp 12,832
109,661 (j) Mercury Computer Systems, Inc 4,067
52,107 Metso Outotec Oyj 546
352,300 Mitsui & Co Ltd 12,778
9,935 Moog, Inc (Class A) 1,122
13,816 (j) MYR Group, Inc 1,862
658 NGK Insulators Ltd 9
147,555 Nibe Industrier AB 965
333,800 Obayashi Corp 2,937
9,277 Owens Corning, Inc 1,265
129,844 PACCAR, Inc 11,039
455 Pentair plc 29
60,083 (j) Proto Labs, Inc 1,586
30,911 Quanta Services, Inc 5,783
54,484 Rockwell Automation, Inc 15,575
7,116 Rush Enterprises, Inc (Class A) 291
127,111 Sandvik AB 2,339
177,823 Schneider Electric S.A. 29,304
47,938,119 (j) SembCorp Marine Ltd 4,687
355,600 Shimizu Corp 2,470
229,311 Siemens AG. 32,771
18,061 SKF AB (B Shares) 300
13,039 Snap-On, Inc 3,326
227 Toromont Industries Ltd 18
392 Toto Ltd 10
97,647 Trane Technologies plc 19,814
146,892 (j) Triumph Group, Inc 1,125
42,767 United Rentals, Inc 19,013
24,341 (j) V2X, Inc 1,257
229,354 Vestas Wind Systems A.S. 4,907
697,434 Volvo AB (B Shares) 14,366
18,180 W.W. Grainger, Inc 12,578
1,964 Wabash National Corp 41

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
295,210 Wartsila Oyj (B Shares) $ 3,346
50,826 Woodward Inc 6,316
40,621 (f) WSP Global, Inc 5,733
49,681 Xylem, Inc 4,522
700 Yaskawa Electric Corp 25
TOTAL CAPITAL GOODS 829,509
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
834 ABM Industries, Inc 33
33,977 ACCO Brands Corp 195
1,000 (j) ASGN, Inc 82
241,329 Automatic Data Processing, Inc 58,059
372 Booz Allen Hamilton Holding Corp 41
3,969 Brambles Ltd 36
369,489 Bureau Veritas S.A. 9,162
274,481 Computershare Ltd 4,574
1,055,441 (j) Copart, Inc 45,479
23,184 CSG Systems International, Inc 1,185
614 Dai Nippon Printing Co Ltd 16
187,075 (j) ExlService Holdings, Inc 5,246
50,199 (j) FTI Consulting, Inc 8,956
5,059 Heidrick & Struggles International, Inc 127
44,488 Intertek Group plc 2,225
45,168 Kelly Services, Inc (Class A) 822
50,425 (j) Liquidity Services, Inc 888
188,119 (j) OPENLANE, Inc 2,807
37,996 Randstad Holdings NV 2,099
29,564 RB Global, Inc 1,851
288,600 Recruit Holdings Co Ltd 8,830
695,611 RELX plc 23,470
62,095 Robert Half International, Inc 4,550
97,700 SGS S.A. 8,200
20,295 (f),(j) Sterling Check Corp 256
61,984 Teleperformance 7,782
106,906 Thomson Reuters Corp 13,078
166,652 TransUnion 11,964
2,948 (j) TriNet Group, Inc 343
19,721 Verisk Analytics, Inc 4,659
203,742 Waste Management, Inc 31,058
30,531 Wolters Kluwer NV 3,697
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 261,770
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
45,506 (j) 1-800-FLOWERS.COM, Inc (Class A) 319
1,759,100 (j) Amazon.com, Inc 223,617
568 (j) Autozone, Inc 1,443
621 Best Buy Co, Inc 43
184 (j) Burlington Stores, Inc 25
158 Canadian Tire Corp Ltd 17
2,874 (j) Carmax, Inc 203
28,621 Dieteren S.A. 4,825
34,769 Dollarama, Inc 2,396
397,369 eBay, Inc 17,520
41,100 Fast Retailing Co Ltd 8,952
8,815 (j) Five Below, Inc 1,418
29,570 (j) Genesco, Inc 911
679 Genuine Parts Co 98
289,675 (f) Hennes & Mauritz AB (B Shares) 4,108
316,989 Home Depot, Inc 95,781
502,909 Industria de Diseno Textil S.A. 18,714
5,813 Kingfisher plc 16
109,818 LKQ Corp 5,437

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
295,936 Lowe's Cos, Inc $ 61,507
44,620 (j) MarineMax, Inc 1,464
370 (j) Mercadolibre, Inc 469
366 Next plc 32
4,853 Pool Corp 1,728
654,845 (j) Prosus NV 19,296
1,746 (j) Sally Beauty Holdings, Inc 15
34,896 Shoe Carnival, Inc 839
654,364 TJX Cos, Inc 58,160
21,945 Tractor Supply Co 4,456
186,836 Wesfarmers Ltd 6,323
1,197 Winmark Corp 447
19,020 (e),(j) Zalando SE 423
20,869 (j) Zumiez, Inc 371
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 541,373
CONSUMER DURABLES & APPAREL - 0.8%
74,165 Adidas-Salomon AG. 13,009
385,655 Barratt Developments plc 2,068
68,119 Berkeley Group Holdings plc 3,402
308,453 Burberry Group plc 7,148
33,385 (j) Crocs, Inc 2,945
9,091 (j) Deckers Outdoor Corp 4,674
524 Gildan Activewear, Inc 15
58,468 (j) GoPro, Inc 183
55,526 (j) Green Brick Partners, Inc 2,305
804 Hasbro, Inc 53
12,004 Hermes International 21,881
32,983 (j) iRobot Corp 1,250
35,317 Kering 16,047
18,915 (j) Lovesac Co 377
37,921 (j) Lululemon Athletica, Inc 14,623
156,205 Moncler S.p.A 9,053
2,173 (j) NVR, Inc 12,958
1,300,600 Panasonic Corp 14,681
262 Pandora A.S. 27
880 Persimmon plc 11
714 Pulte Homes, Inc 53
18,601 Puma AG. Rudolf Dassler Sport 1,150
2,388 PVH Corp 183
1,026 Sekisui Chemical Co Ltd 15
237,400 Sekisui House Ltd 4,725
178,782 (j) Sonos, Inc 2,308
367,400 Sony Corp 30,044
1,076,998 Taylor Wimpey plc 1,536
77,585 (j) Traeger, Inc 212
2,785 VF Corp 49
389 Yamaha Corp 11
TOTAL CONSUMER DURABLES & APPAREL 166,996
CONSUMER SERVICES - 1.3%
232,680 Accor S.A. 7,826
38,630 ADT, Inc 232
244,616 Amadeus IT Holding S.A. 14,775
20,071 (j) Booking Holdings, Inc 61,898
46,693 (j) Bright Horizons Family Solutions, Inc 3,804
33,285 Carriage Services, Inc 940
711,559 Compass Group plc 17,320
93,670 (j) Dave & Buster's Entertainment, Inc 3,472
318,785 Hilton Worldwide Holdings, Inc 47,875
575 IDP Education Ltd 8
109,464 InterContinental Hotels Group plc 8,095

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
490,000 Oriental Land Co Ltd $ 16,076
36,334 (j) Planet Fitness, Inc 1,787
3,541 (j) Shake Shack, Inc 206
97,286 (j) Six Flags Entertainment Corp 2,287
572,773 Starbucks Corp 52,277
26,591 Vail Resorts, Inc 5,900
129,335 Whitbread plc 5,444
25,481 Wingstop, Inc 4,583
78,946 Yum! Brands, Inc 9,864
TOTAL CONSUMER SERVICES 264,669
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
232,500 Aeon Co Ltd 4,605
361,939 Alimentation Couche-Tard, Inc 18,381
238,533 (j) BJ's Wholesale Club Holdings, Inc 17,024
818,506 Coles Group Ltd 8,169
2,126,476 J Sainsbury plc 6,549
752 Kesko Oyj (B Shares) 14
5,063 Kroger Co 227
6,600 Matsumotokiyoshi Holdings Co Ltd 118
140,441 Metro, Inc 7,294
109,854 (j) Performance Food Group Co 6,466
51,446 Pricesmart, Inc 3,829
81,987 SpartanNash Co 1,804
225,859 (j) Sprouts Farmers Market, Inc 9,667
307,723 Target Corp 34,025
123,985 (j) United Natural Foods, Inc 1,753
346,003 (j) US Foods Holding Corp 13,736
649,626 Woolworths Ltd 15,553
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 149,214
ENERGY - 3.3%
361,423 Antero Midstream Corp 4,330
168,814 APA Corp 6,938
343,310 (f) ARC Resources Ltd 5,480
365,244 Baker Hughes Co 12,900
731,836 Cenovus Energy, Inc (Toronto) 15,237
3,725 ChampionX Corp 133
172,979 Cheniere Energy, Inc 28,708
289,232 Chevron Corp 48,770
235,164 (j) Clean Energy Fuels Corp 901
565,683 ConocoPhillips 67,769
2,773 Delek US Holdings, Inc 79
207,712 Devon Energy Corp 9,908
36,565 (j) DMC Global, Inc 895
52,213 (j) Dril-Quip, Inc 1,471
691,684 Enbridge, Inc 22,941
253,956 EOG Resources, Inc 32,191
294,330 EQT Corp 11,944
416,218 Equinor ASA 13,640
584,895 Galp Energia SGPS S.A. 8,663
1,424 Halliburton Co 58
134,424 Hess Corp 20,567
212,089 (f) Imperial Oil Ltd 13,063
248,000 Inpex Holdings, Inc 3,720
6,419 (f) Keyera Corp 151
1,330,698 Kinder Morgan, Inc 22,063
945,307 (j) Kosmos Energy Ltd 7,733
1,874 Marathon Oil Corp 50
146,987 Marathon Petroleum Corp 22,245
338,424 (f) Neste Oil Oyj 11,462
446,162 NOV, Inc 9,325

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,830 (j) Oceaneering International, Inc $ 150
114,033 OMV AG. 5,447
26,543 ONEOK, Inc 1,684
703 Ovintiv, Inc 33
170,132 Parkland Corp 4,976
182,711 Pembina Pipeline Corp 5,494
1,331 Phillips 66 160
113,934 Pioneer Natural Resources Co 26,153
636,028 Schlumberger Ltd 37,080
1,290,892 Shell plc 40,914
522,200 Suncor Energy, Inc 17,958
641,090 Total S.A. 42,151
219,963 Valero Energy Corp 31,171
80,303 (j) Weatherford International plc 7,254
742,877 Woodside Energy Group Ltd 17,273
TOTAL ENERGY 641,233
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
267,147 American Tower Corp 43,932
817 Boston Properties, Inc 49
63,675 Brixmor Property Group, Inc 1,323
2,405,177 CapitaMall Trust 3,246
71,293 Crown Castle, Inc 6,561
2,975 Dexus Property Group 14
401,487 DiamondRock Hospitality Co 3,224
784 Digital Realty Trust, Inc 95
11,518 (f) Douglas Emmett, Inc 147
50,973 Equinix, Inc 37,020
46,383 First Industrial Realty Trust, Inc 2,207
63,273 Fonciere Des Regions 2,807
57,595 Gecina S.A. 5,872
952,831 Goodman Group 13,059
688,636 GPT Group 1,715
1,804 Healthpeak Properties, Inc 33
1,608 (j) Howard Hughes Holdings, Inc 119
945 Iron Mountain, Inc 56
4,380 Kilroy Realty Corp 138
269,497 Klepierre 6,599
204,332 Macerich Co 2,229
1,050,750 Mirvac Group 1,428
354,372 Park Hotels & Resorts, Inc 4,366
7,536 PotlatchDeltic Corp 342
450,959 Prologis, Inc 50,602
7,120 Safehold, Inc 127
298 SBA Communications Corp 60
150,858 Scentre Group 237
151,016 Segro plc 1,320
6,604 Stockland Trust Group 16
148,462 (j) Unibail-Rodamco-Westfield 7,301
190,252 Vicinity Ltd 206
249,081 Welltower, Inc 20,405
328,524 Weyerhaeuser Co 10,073
63,158 (f) Xenia Hotels & Resorts, Inc 744
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 227,672
FINANCIAL SERVICES - 4.3%
622,432 3i Group plc 15,667
2,388,396 abrdn plc 4,513
3,076 Ally Financial, Inc 82
353,445 American Express Co 52,730
85,693 Ameriprise Financial, Inc 28,251
6,128 Annaly Capital Management, Inc 115

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
536 Australian Stock Exchange Ltd $ 20
707,987 Bank of New York Mellon Corp 30,196
84,415 BlackRock, Inc 54,573
84,822 Deutsche Boerse AG. 14,649
250,422 Discover Financial Services 21,694
54,588 Eurazeo 3,248
11,976 Factset Research Systems, Inc 5,237
408,361 Fidelity National Information Services, Inc 22,570
3,347 Franklin Resources, Inc 82
179,888 Goldman Sachs Group, Inc 58,206
10,629 (j) Green Dot Corp 148
334,646 Hong Kong Exchanges and Clearing Ltd 12,420
458,595 Intercontinental Exchange, Inc 50,455
1,416 Invesco Ltd 21
166,684 London Stock Exchange Group plc 16,706
221 LPL Financial Holdings, Inc 53
147,247 Macquarie Group Ltd 15,768
260 MarketAxess Holdings, Inc 56
260,448 Mastercard, Inc (Class A) 103,114
109,702 Moody's Corp 34,685
681,821 Morgan Stanley 55,684
17,431 (j) Mr Cooper Group, Inc 934
96,535 Nasdaq Stock Market, Inc 4,691
2,220,800 (j) Nomura Holdings, Inc 8,893
1,142 Northern Trust Corp 79
654,090 ORIX Corp 12,213
531,725 (j) PayPal Holdings, Inc 31,085
5,978 (j) PRA Group, Inc 115
2,150 (j) PROG Holdings, Inc 71
162,513 S&P Global, Inc 59,384
656,988 Schroders plc 3,246
2,200 Singapore Exchange Ltd 16
117,442 St. James's Place plc 1,185
171,253 State Street Corp 11,467
1,437 Synchrony Financial 44
91,231 T Rowe Price Group, Inc 9,567
770 TMX Group Ltd 17
1,090,824 UBS Group AG 26,869
234,042 Visa, Inc (Class A) 53,832
35,477 Voya Financial, Inc 2,357
32,327 Wendel 2,555
68,702 (j) WEX, Inc 12,922
TOTAL FINANCIAL SERVICES 842,485
FOOD, BEVERAGE & TOBACCO - 2.2%
358,263 Ajinomoto Co, Inc 13,814
99,513 Archer-Daniels-Midland Co 7,505
1,758 Bunge Ltd 190
70,181 Campbell Soup Co 2,883
1,373,503 Coca-Cola Co 76,889
205,158 (j) Coca-Cola Europacific Partners plc 12,818
279,246 Coca-Cola HBC AG. 7,636
1,330 ConAgra Brands, Inc 37
317,067 Danone 17,489
15,327 (j) Darling International, Inc 800
52,370 Fresh Del Monte Produce, Inc 1,353
568,232 General Mills, Inc 36,361
291,526 Hormel Foods Corp 11,087
185,284 Kellogg Co 11,026
144,570 Kerry Group plc (Class A) 12,079
2,155 Keurig Dr Pepper, Inc 68
173,000 Kikkoman Corp 9,067

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
266,040 Lamb Weston Holdings, Inc $ 24,598
100,963 McCormick & Co, Inc 7,637
116,254 Mowi ASA 2,055
653,944 Nestle S.A. 74,024
74,000 Nissin Food Products Co Ltd 6,149
304,982 Orkla ASA 2,278
480,121 PepsiCo, Inc 81,352
170,400 Suntory Beverage & Food Ltd 5,186
12,328 (j) TreeHouse Foods, Inc 537
16,271 (j) Vital Farms, Inc 188
2,330,714 Wilmar International Ltd 6,343
TOTAL FOOD, BEVERAGE & TOBACCO 431,449
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
138,102 (j) Accolade, Inc 1,461
155,988 Amplifon S.p.A. 4,617
70,373 (j) Angiodynamics, Inc 514
8,730 (j) AtriCure, Inc 382
1,376 Baxter International, Inc 52
51,898 BioMerieux 5,021
381,856 (f),(j) Brookdale Senior Living, Inc 1,581
50,422 Carl Zeiss Meditec AG. 4,395
46,122 (j) Castle Biosciences, Inc 779
354,493 (j) Cerus Corp 574
118,263 Cigna Group 33,832
23,683 Cochlear Ltd 3,879
72,282 Coloplast A.S. 7,649
72,482 (f),(j) CryoLife, Inc 1,099
188 (j) DaVita, Inc 18
67,021 (j) Demant A.S. 2,767
255,295 (j) DexCom, Inc 23,819
45,242 EBOS Group Ltd 927
521,940 (j) Edwards Lifesciences Corp 36,160
128,806 Elevance Health, Inc 56,085
119,837 (j) Enhabit, Inc 1,348
195,620 (j) Envista Holdings Corp 5,454
44,000 (j) Fulgent Genetics, Inc 1,177
13,596 (j) Globus Medical, Inc 675
141,709 HCA, Inc 34,858
113,131 (j) Health Catalyst, Inc 1,145
25,660 (j) Henry Schein, Inc 1,905
130,193 (j) Hologic, Inc 9,035
104,900 (j) Hoya Corp 10,744
70,031 (j) IDEXX Laboratories, Inc 30,622
527 (j) Insulet Corp 84
53,833 Laboratory Corp of America Holdings 10,823
34,725 LeMaitre Vascular, Inc 1,892
8,932 (j) LivaNova plc 472
49,253 (j) Merit Medical Systems, Inc 3,399
161 (j) Molina Healthcare, Inc 53
179,941 (j) NeoGenomics, Inc 2,213
76,842 (j) Nevro Corp 1,477
125,684 (j) NextGen Healthcare, Inc 2,982
91,959 (j) Omnicell, Inc 4,142
832,141 (f),(j) Opko Health, Inc 1,331
143,905 (j) OraSure Technologies, Inc 853
69,413 (j) Orthofix Medical, Inc 893
111,047 (j) Outset Medical, Inc 1,208
16,134 (j) Pennant Group, Inc 180
17,940 (j) Penumbra, Inc 4,340
72,016 (j) Pulmonx Corp 744
31,912 Quest Diagnostics, Inc 3,889

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
167,024 Ramsay Health Care Ltd $ 5,544
96,740 Resmed, Inc 14,305
1,485 (j) Shockwave Medical, Inc 296
69,700 (j) SI-BONE, Inc 1,480
212,936 Sonic Healthcare Ltd 4,066
47,094 Sonova Holdings AG 11,146
24,596 (j) STAAR Surgical Co 988
38,565 STERIS plc 8,462
62,900 Sysmex Corp 2,989
53,992 (j) Teladoc Health, Inc 1,004
215,686 Terumo Corp 5,709
14,134 (j) UFP Technologies, Inc 2,282
178,510 UnitedHealth Group, Inc 90,003
TOTAL HEALTH CARE EQUIPMENT & SERVICES 471,823
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
929 Church & Dwight Co, Inc 85
589 Clorox Co 77
364,152 Colgate-Palmolive Co 25,895
340,276 Essity AB 7,339
43,707 Henkel KGaA 2,756
42,864 Henkel KGaA (Preference) 3,053
172,700 Kao Corp 6,401
77,188 Kimberly-Clark Corp 9,328
74,817 L'Oreal S.A. 31,005
717,728 Procter & Gamble Co 104,688
193,300 Shiseido Co Ltd 6,774
138,700 Uni-Charm Corp 4,904
688,144 Unilever plc 34,040
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 236,345
INSURANCE - 1.9%
1,969,389 Aegon NV 9,492
2,579,000 AIA Group Ltd 20,857
128,622 Allianz AG. 30,609
728,290 Assicurazioni Generali S.p.A. 14,866
147 (f) Assurant, Inc 21
742,699 AXA S.A. 22,035
1,011,836 (j) Genworth Financial, Inc (Class A) 5,929
914 Hartford Financial Services Group, Inc 65
1,068 Insurance Australia Group Ltd 4
4,265,379 Legal & General Group plc 11,509
302,689 Marsh & McLennan Cos, Inc 57,602
82,300 Mitsui Sumitomo Insurance Group Holdings, Inc 3,012
48,605 Muenchener Rueckver AG. 18,929
225,357 NN Group NV 7,225
720 Principal Financial Group 52
347,092 Progressive Corp 48,350
375,155 Prudential Financial, Inc 35,598
305,354 QBE Insurance Group Ltd 3,059
149,200 Sompo Holdings, Inc 6,394
77,096 Sun Life Financial, Inc 3,762
20,793 Swiss Life Holding 12,937
121,443 Swiss Re AG. 12,472
99,600 Tokio Marine Holdings, Inc 2,306
179,997 Travelers Cos, Inc 29,395
49,200 Zurich Insurance Group AG 22,512
TOTAL INSURANCE 378,992
MATERIALS - 2.6%
148,430 Agnico-Eagle Mines Ltd 6,745
502 Akzo Nobel NV 36

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,175 (j) Allegheny Technologies, Inc $ 1,242
19,088 Amcor plc 175
562,462 Anglo American plc 15,445
478,842 Antofagasta plc 8,313
12,214 Aptargroup, Inc 1,527
480,800 Asahi Kasei Corp 3,026
490,041 Ball Corp 24,394
220,460 BlueScope Steel Ltd 2,730
274,151 Boliden AB 7,867
290 Chr Hansen Holding A/S 18
103,486 Clariant AG. 1,632
19,088 (j) Coeur Mining, Inc 42
1,679 Compass Minerals International, Inc 47
84,048 (e) Covestro AG. 4,520
333,726 (d),(j) CRH plc 18,265
41,736 Croda International plc 2,493
137,890 Dow, Inc 7,110
45,775 DSM-Firmenich AG. 3,868
271,171 Ecolab, Inc 45,936
116,733 Endeavour Mining plc 2,253
176,670 Evonik Industries AG. 3,222
1,040,316 Fortescue Metals Group Ltd 13,829
56,667 Franco-Nevada Corp 7,565
3,439 Givaudan S.A. 11,197
114,550 HeidelbergCement AG. 8,872
111,533 Holcim Ltd 7,139
37,584 Holmen AB 1,461
190,067 Independence Group NL 1,525
71,203 International Flavors & Fragrances, Inc 4,854
1,576 International Paper Co 56
1,233 James Hardie Industries plc 32
309,800 JFE Holdings, Inc 4,537
11,455 Johnson Matthey plc 227
221,890 JSR Corp 5,953
50,247 Koppers Holdings, Inc 1,987
202,252 Linde plc 75,309
21,361 Martin Marietta Materials, Inc 8,768
181,711 Mineral Resources Ltd 7,803
306,342 Mitsubishi Chemical Holdings Corp 1,930
602 Mitsui Chemicals, Inc 16
158,819 Mondi plc 2,649
605,266 Newcrest Mining Ltd 9,537
536,937 Newmont Goldcorp Corp 19,840
735,500 Nippon Paint Co Ltd 4,940
89,700 Nitto Denko Corp 5,882
1,499,635 Norsk Hydro ASA 9,384
375,868 Northern Star Resources Ltd 2,496
566 Novozymes A.S. 23
226,906 Nucor Corp 35,477
220,547 (f) Nutrien Ltd 13,620
1,122 Orica Ltd 11
905,449 (f) Pilbara Minerals Ltd 2,470
27,126 PPG Industries, Inc 3,521
79,314 (j) Ranpak Holdings Corp 431
11,927 Royal Gold, Inc 1,268
5,386 Schnitzer Steel Industries, Inc (Class A) 150
584,000 Shin-Etsu Chemical Co Ltd 16,963
74,729 SIG Group AG. 1,841
58,204 Sika AG. 14,747
678 Smurfit Kappa Group plc 23
527 Steel Dynamics, Inc 57
152,065 Stora Enso Oyj (R Shares) 1,906

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,346,023 Sumitomo Chemical Co Ltd $ 3,661
290,200 Sumitomo Metal Mining Co Ltd 8,522
204,476 (j) Summit Materials, Inc 6,367
312,241 Svenska Cellulosa AB (B Shares) 4,275
3,836 Symrise AG. 365
9,000 Toray Industries, Inc 47
209,511 Umicore S.A. 4,960
25,842 UPM-Kymmene Oyj 885
703 Westrock Co 25
148,679 Wheaton Precious Metals Corp 6,034
TOTAL MATERIALS 506,343
MEDIA & ENTERTAINMENT - 1.8%
27,760 (e) Auto Trader Group plc 209
311 (j) Charter Communications, Inc 137
229,880 (j) Cinemark Holdings, Inc 4,218
843,216 (j) Clear Channel Outdoor Holdings, Inc 1,332
1,497,501 Comcast Corp (Class A) 66,399
178,671 Electronic Arts, Inc 21,512
870 Fox Corp (Class A) 27
409 Fox Corp (Class B) 12
111,679 Gray Television, Inc 773
9,348 (j) IMAX Corp 181
742,910 Informa plc 6,784
140,024 Interpublic Group of Cos, Inc 4,013
14,063 John Wiley & Sons, Inc (Class A) 523
7,192 (j) Liberty Global plc (Class C) 133
34,056 (j) MediaAlpha, Inc 281
174,830 (j) NetFlix, Inc 66,016
15,892 New York Times Co (Class A) 655
11,512 News Corp (Class A) 231
370,300 Nintendo Co Ltd 15,387
269,589 Omnicom Group, Inc 20,079
1,668 Paramount Global (Class B) 22
280,736 Pearson plc 2,962
1,597 REA Group Ltd 158
5,556 (j) Roku, Inc 392
13,853 Scholastic Corp 528
10,765 Seek Ltd 152
1,407,981 (f) Sirius XM Holdings, Inc 6,364
30,702 (j) Snap, Inc 274
197,031 (j) Take-Two Interactive Software, Inc 27,661
9,574 TEGNA, Inc 139
277,666 Universal Music Group NV 7,246
332,691 (j) Vimeo, Inc 1,178
869,900 Vivendi Universal S.A. 7,619
735,351 (j) Walt Disney Co 59,600
403,581 (j) Warner Bros Discovery, Inc 4,383
670,825 WPP plc 5,977
141,261 (j) Yelp, Inc 5,875
2,389,325 Z Holdings Corp 6,628
151,484 (j) ZipRecruiter, Inc 1,816
580,204 (j) ZoomInfo Technologies, Inc 9,515
TOTAL MEDIA & ENTERTAINMENT 357,391
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
108,740 (j) Aclaris Therapeutics, Inc 745
179,570 (j) Adaptive Biotechnologies Corp 979
275,637 Agilent Technologies, Inc 30,822
119,809 (j) Alector, Inc 776
63,186 (f),(j) Allogene Therapeutics, Inc 200
247,417 Amgen, Inc 66,496

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
54,128 (f),(j) Arcellx, Inc $ 1,942
48,085 (j) Arcturus Therapeutics Holdings, Inc 1,229
789,014 Astellas Pharma, Inc 10,921
399,562 AstraZeneca plc 53,895
8,612 AstraZeneca plc (ADR) 583
2,859 (f),(j) Axsome Therapeutics, Inc 200
9,779 (j) Biogen, Inc 2,513
118,489 (j) Biohaven Ltd 3,082
982,111 Bristol-Myers Squibb Co 57,002
41,279 (f),(j) Cassava Sciences, Inc 687
182,106 (j) Cymabay Therapeutics, Inc 2,715
656,147 Daiichi Sankyo Co Ltd 17,964
283,981 Danaher Corp 70,456
199,100 Eisai Co Ltd 11,035
229,895 Eli Lilly & Co 123,483
144,509 (f),(j) Erasca, Inc 285
40,881 (j) Genmab AS 14,474
466,337 Gilead Sciences, Inc 34,947
1,442,662 GSK plc 26,103
16,584 (f),(j) IGM Biosciences, Inc 138
74,325 (j) Illumina, Inc 10,203
109,781 (j) Immunovant, Inc 4,214
122,165 (j) Intellia Therapeutics, Inc 3,863
22,895 (j) Intra-Cellular Therapies, Inc 1,193
91,716 (j) IQVIA Holdings, Inc 18,045
168 (j) Jazz Pharmaceuticals plc 22
276,847 Kyowa Hakko Kogyo Co Ltd 4,814
35,024 Lonza Group AG. 16,200
845,447 Merck & Co, Inc 87,039
86,315 Merck KGaA 14,389
8,214 (j) Mettler-Toledo International, Inc 9,102
62,191 (j) Mirati Therapeutics, Inc 2,709
535,454 Novartis AG. 54,685
807,764 Novo Nordisk A.S. 73,548
94,187 (j) Nurix Therapeutics, Inc 740
98,272 (j) Nuvation Bio, Inc 132
275,800 Ono Pharmaceutical Co Ltd 5,289
49,236 (f),(j) Phathom Pharmaceuticals, Inc 511
31,371 Phibro Animal Health Corp 401
170,494 (j) Point Biopharma Global, Inc 1,137
83,677 (j) Prothena Corp plc 4,037
34,634 (j) Regeneron Pharmaceuticals, Inc 28,502
47,847 (j) Revance Therapeutics, Inc 549
240,956 (f),(j) Sana Biotechnology, Inc 932
101,433 Shionogi & Co Ltd 4,524
141,945 UCB S.A. 11,627
131,076 (j) Ultragenyx Pharmaceutical, Inc 4,673
25,520 (j) Waters Corp 6,998
53,067 West Pharmaceutical Services, Inc 19,911
303,546 Zoetis, Inc 52,811
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 976,472
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
237,484 (j) Anywhere Real Estate, Inc 1,527
2,280,173 Capitaland Investment Ltd 5,152
117,187 (j) CBRE Group, Inc 8,656
1,100 City Developments Ltd 5
301,100 Daiwa House Industry Co Ltd 8,081
5,328 FirstService Corp 775
1,600 Hulic Co Ltd 14
8,252 (j) Jones Lang LaSalle, Inc 1,165
22,997 LEG Immobilien SE 1,582

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
505,854 Lend Lease Corp Ltd $ 2,320
469,872 Mitsubishi Estate Co Ltd 6,130
359,317 Mitsui Fudosan Co Ltd 7,914
2,740 RMR Group, Inc 67
604,000 Swire Pacific Ltd (Class A) 4,068
1,367,000 Swire Properties Ltd 2,843
107,194 Vonovia SE 2,568
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 52,867
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
168,400 (f) Advantest Corp 4,697
441,903 Applied Materials, Inc 61,182
101,412 ASML Holding NV 59,706
28,520 (j) Cirrus Logic, Inc 2,109
93,284 (j) First Solar, Inc 15,074
1,877,126 Intel Corp 66,732
86,177 Lam Research Corp 54,013
551,984 Marvell Technology, Inc 29,879
543,255 Nvidia Corp 236,311
2,986 NXP Semiconductors NV 597
50,369 (j) Onto Innovation, Inc 6,423
222,684 (j) Rambus, Inc 12,424
919,044 (j) Renesas Electronics Corp 14,038
25,157 (j) Silicon Laboratories, Inc 2,915
395,030 Texas Instruments, Inc 62,814
164,300 Tokyo Electron Ltd 22,442
165,669 (f),(j) Wolfspeed, Inc 6,312
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 657,668
SOFTWARE & SERVICES - 6.9%
248,492 Accenture plc 76,314
162,761 (j) Adobe, Inc 82,992
77,777 (j) Akamai Technologies, Inc 8,286
12,317 (j) Ansys, Inc 3,665
229,290 (j) Autodesk, Inc 47,442
189,533 (j) Cadence Design Systems, Inc 44,408
381 (j) Ceridian HCM Holding, Inc 26
402,097 Dassault Systemes SE 14,935
129,926 Dolby Laboratories, Inc (Class A) 10,298
488,143 (j) DXC Technology Co 10,168
8,582 (j) Fair Isaac Corp 7,454
97,800 Fujitsu Ltd 11,502
1,601 Gen Digital, Inc 28
11,071 (j) HubSpot, Inc 5,452
30,289 (j) Intapp, Inc 1,015
21,959 InterDigital, Inc 1,762
447,568 International Business Machines Corp 62,794
128,628 Intuit, Inc 65,721
1,551,734 Microsoft Corp 489,960
241,581 NEC Corp 13,341
88,304 (j) New Relic, Inc 7,561
196,400 Nomura Research Institute Ltd 5,105
169,763 (j) Nutanix, Inc 5,921
6,151 (j) OneSpan, Inc 66
165,017 Open Text Corp (Toronto) 5,792
309 (j) PTC, Inc 44
368,007 (j) Salesforce, Inc 74,624
297,721 SAP AG. 38,538
109,126 (j) ServiceNow, Inc 60,997
388,874 (j) Shopify, Inc (Class A) 21,227
451 (j) Splunk, Inc 66
74,989 (j) SPS Commerce, Inc 12,794

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
40,900 Sumisho Computer Systems Corp $ 713
113,649 (j) Synopsys, Inc 52,162
79,848 (j) Teradata Corp 3,595
289,388 (j) VMware, Inc (Class A) 48,177
178,295 WiseTech Global Ltd 7,401
204,422 (j) Workday, Inc 43,920
107,299 (j) Xero Ltd 7,717
34,711 (j) Xperi, Inc 342
TOTAL SOFTWARE & SERVICES 1,354,325
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
198,043 Avnet, Inc 9,544
3,200 Azbil Corp 98
61,095 Badger Meter, Inc 8,790
79,361 Benchmark Electronics, Inc 1,925
179,426 (j) Ciena Corp 8,480
1,527,803 Cisco Systems, Inc 82,135
70,274 CTS Corp 2,933
58,624 (j) ePlus, Inc 3,724
80,063 (j) Fabrinet 13,340
36,066 (j) FARO Technologies, Inc 549
232,200 FUJIFILM Holdings Corp 13,433
221,740 (f),(j) Harmonic, Inc 2,135
2,362,119 Hewlett Packard Enterprise Co 41,030
1,420,887 HP, Inc 36,517
29,200 Ibiden Co Ltd 1,549
65,789 (j) Insight Enterprises, Inc 9,572
36,539 (j) Itron, Inc 2,213
265,033 (j) Keysight Technologies, Inc 35,066
39,615 (j) Kimball Electronics, Inc 1,085
199,997 (j) Knowles Corp 2,962
17,609 (f),(j) Lumentum Holdings, Inc 796
8,736 Methode Electronics, Inc 200
400,541 (f),(j) MicroVision, Inc 877
310,088 (j) Mirion Technologies, Inc 2,316
930,105 Murata Manufacturing Co Ltd 16,967
271,411 National Instruments Corp 16,181
36,422 (j) Netgear, Inc 459
19,857 (j) Novanta, Inc 2,848
46,700 Omron Corp 2,078
33,253 (j) OSI Systems, Inc 3,925
58,247 (f),(j) PAR Technology Corp 2,245
55,735 (j) Plexus Corp 5,182
64,222 (j) Ribbon Communications, Inc 172
37,538 (j) Rogers Corp 4,935
151,655 Shimadzu Corp 4,023
140,100 TDK Corp 5,180
519,780 (j) Trimble Inc 27,995
22,191 (j) Vishay Precision Group, Inc 745
344,264 Vontier Corp 10,645
247,981 Xerox Holdings Corp 3,891
632 Yokogawa Electric Corp 12
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 388,752
TELECOMMUNICATION SERVICES - 0.9%
47,068 (j) Bandwidth, Inc 530
7,159,532 BT Group plc 10,167
393 Elisa Oyj (Series A) 18
10,000 HKT Trust & HKT Ltd 10
210,042 Iridium Communications, Inc 9,555
610,632 KDDI Corp 18,692
555,864 Koninklijke KPN NV 1,831

See Notes to Portfolio of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,299,472 Orange S. A. $ 14,905
192,922 Rogers Communications, Inc (Class B) 7,407
1,333,900 SoftBank Corp 15,098
15,375 Swisscom AG. 9,130
8,252 Tele2 AB (B Shares) 63
5,177 Telecom Corp of New Zealand Ltd 15
991,321 Telefonica Deutschland Holding AG. 1,773
131,695 Telenor ASA 1,494
1,677,759 (f) TeliaSonera AB 3,461
1,675,158 Telstra Corp Ltd 4,139
139,183 TELUS Corp 2,273
1,831,547 Verizon Communications, Inc 59,360
13,012,801 Vodafone Group plc 12,198
TOTAL TELECOMMUNICATION SERVICES 172,119
TRANSPORTATION - 1.8%
198,300 (f),(j) All Nippon Airways Co Ltd 4,152
51,917 ArcBest Corp 5,277
972,106 Auckland International Airport Ltd 4,609
620,413 Aurizon Holdings Ltd 1,387
212,975 Canadian National Railway Co 23,064
74,639 CH Robinson Worldwide, Inc 6,429
1,610,849 CSX Corp 49,534
985,982 Delta Air Lines, Inc 36,481
236,800 East Japan Railway Co 13,551
141,280 Expeditors International Washington, Inc 16,195
798,427 (j) Grab Holdings Ltd 2,826
270,700 Hankyu Hanshin Holdings, Inc 9,236
284 (f) Keio Corp 10
24,300 Kintetsu Corp 689
46,627 Kuehne & Nagel International AG. 13,248
459 Landstar System, Inc 81
1,923,364 MTR Corp 7,598
87,913 Nippon Express Holdings, Inc 4,587
328,875 (f) Nippon Yusen Kabushiki Kaisha 8,539
103,331 Norfolk Southern Corp 20,349
71,833 Old Dominion Freight Line 29,390
185,813 (j) Qantas Airways Ltd 615
30,644 (j) Saia, Inc 12,216
101,200 SG Holdings Co Ltd 1,296
1,469 Tokyu Corp 17
1,653,344 Transurban Group 13,435
243 U-Haul Holding Co 13
346,995 United Parcel Service, Inc (Class B) 54,086
172,207 West Japan Railway Co 7,126
TOTAL TRANSPORTATION 346,036
UTILITIES - 1.5%
1,850 (f) Algonquin Power & Utilities Corp 11
689 Alliant Energy Corp 33
386,481 American Electric Power Co, Inc 29,071
500,415 APA Group 2,662
1,375,000 CLP Holdings Ltd 10,153
797 CMS Energy Corp 42
197,917 Consolidated Edison, Inc 16,928
28,672 DTE Energy Co 2,847
3,257,448 Enel S.p.A. 19,977
911,108 Energias de Portugal S.A. 3,788
689 Essential Utilities, Inc 24
104,307 Eversource Energy 6,066
118,617 (f) Fortis, Inc 4,505
911 Hydro One Ltd 23

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,192,625 Iberdrola S.A. $ 24,523
152,834 Mercury NZ Ltd 558
502,825 Meridian Energy Ltd 1,546
1,317,013 National Grid plc 15,751
172,595 (f) Naturgy Energy Group S.A. 4,696
885,830 NextEra Energy, Inc 50,749
1,123 NiSource, Inc 28
746,374 Origin Energy Ltd 4,203
91,642 Orsted AS 4,986
145,500 Osaka Gas Co Ltd 2,394
1,123 Redeia Corp S.A. 18
492,137 Scottish & Southern Energy plc 9,644
702,446 Southern Co 45,462
181,100 Tokyo Gas Co Ltd 4,106
157,942 WEC Energy Group, Inc 12,722
254,529 Xcel Energy, Inc 14,564
TOTAL UTILITIES 292,080
TOTAL COMMON STOCKS 11,458,992
(Cost $9,972,842)
PREFERRED STOCKS - 0.2%
INSURANCE - 0.0%
178,941 Assurant, Inc 3,489
TOTAL INSURANCE 3,489
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 (f) Brookfield Property Partners LP 5,265
681,850 Brookfield Property Partners LP 8,687
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,952
UTILITIES - 0.1%
490,000 Brookfield Infrastructure Partners LP 8,546
308,000 Brookfield Renewable Partners LP 5,605
TOTAL UTILITIES 14,151
TOTAL PREFERRED STOCKS 31,592
(Cost $51,219)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (b) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS 1
(Cost $1)
TOTAL LONG-TERM INVESTMENTS 19,340,458
(Cost $18,817,065)

See Notes to Portfolio of Investments
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.3%
$ 47,300,000 Federal Home Loan Bank (FHLB) 0.000% 10/13/23 $ 47,226
5,500,000 FHLB 0.000 11/01/23 5,476
10,000,000 FHLB 0.000 11/02/23 9,956
TOTAL GOVERNMENT AGENCY DEBT 62,658
REPURCHASE AGREEMENT - 0.3%
54,488,000 (k) Fixed Income Clearing Corp (FICC) 5.300 10/02/23 54,488
TOTAL REPURCHASE AGREEMENT 54,488
TOTAL SHORT-TERM INVESTMENTS 117,146
(Cost $117,133)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
95,643,520 (l) State Street Navigator Securities Lending Government Money Market Portfolio 5.360 95,644
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 95,644
(Cost $95,644)
TOTAL INVESTMENTS - 99.7% 19,553,248
(Cost $19,029,842)
OTHER ASSETS & LIABILITIES, NET - 0.3% 51,549
NET ASSETS - 100.0% $19,604,797
ADR American Depositary Receipt
AVG Average
CLP Chilean Peso
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In default
(d)
When-issued or delayed delivery security.
(e) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $182,232,836.
(g)
Perpetual security
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
(j)
Non-income producing
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $54,488,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rates 2.875%–3.125% and maturity dates 8/15/45–5/15/48, valued at $55,577,827.
(l)
Investments made with cash collateral received from securities on loan.

CREF Social Choice Account September 30, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,409 EUR 5,747 Citibank N.A. 10/13/23  $ 330
$ 6,362 CLP 5,200,000 JPMorgan Chase 10/17/23  $ 517
Total  $ 847
CLP Chilean Peso
EUR Euro

Portfolio of Investments
(unaudited)
College Retirement Equities Fund September 30, 2023

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Accounts' investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Corporate bonds $— $55 $— $55
Government bonds — 193 — 193
Common stocks 75,644,356 32,369,467 2,057 108,015,880
Rights/Warrants 137 1,128 130 1,395
Short-Term Investments
:
Government agency debt — 265,814 — 265,814
Repurchase agreement — 91,407 — 91,407
Treasury debt — 182,398 — 182,398
Investments purchased with collateral from securities lending:
Certificate of deposit — 270,250 — 270,250
Commercial paper — 24,966 — 24,966
Repurchase agreement — 525,506 — 525,506
Variable rate securities — 23,000 — 23,000
Investments in Derivatives
:
Futures contracts* (15,007) — — (15,007)
Total $75,629,486 $33,754,184 $2,187 $109,385,857
Global Equities
Long-Term Investments
:
Corporate bonds $— $14 $— $14
Common stocks 15,762,109 7,207,312 3 22,969,424
Rights/Warrants 32 15 — 47
Short-Term Investments
:
Government agency debt — 221,096 — 221,096
Repurchase agreement — 35,424 — 35,424
Treasury debt — 127,566 — 127,566

College Retirement Equities Fund September 30, 2023

Portfolio of Investments
(unaudited) (continued)
Portfolio of Investments
(unaudited) (continued)
Account Level 1 Level 2 Level 3 Total
Investments purchased with collateral from securities lending:
Certificate of deposit — 19,250 — 19,250
Commercial paper — 3,993 — 3,993
Repurchase agreement — 31,394 — 31,394
Variable rate securities — 4,000 — 4,000
Investments in Derivatives
:
Futures contracts* (10,461) — — (10,461)
Total $15,751,680 $7,650,064 $3 $23,401,747
Growth
Long-Term Investments
:
Common stocks $29,172,817 $867,072 $— $30,039,889
Short-Term Investments
:
Government agency debt — 28,641 — 28,641
Repurchase agreement — 7,774 — 7,774
Treasury debt — 54,067 — 54,067
Total $29,172,817 $957,554 $— $30,130,371
Equity Index
Long-Term Investments
:
Common stocks $20,569,587 $1,961 $200 $20,571,748
Rights/Warrants — — 1 1
Short-Term Investments
:
Government agency debt — 29,941 — 29,941
Repurchase agreement — 11,558 — 11,558
Treasury debt — 31,878 — 31,878
Investments purchased with collateral from securities lending 90,879 — — 90,879
Investments in Derivatives
:
Futures contracts* (2,719) — — (2,719)
Total $20,657,747 $75,338 $201 $20,733,286
Core Bond
Long-Term Investments
:
Bank loan obligations $— $44,082 $— $44,082
Corporate bonds — 3,324,162 477 3,324,639
Government bonds — 4,650,110 — 4,650,110
Structured assets — 1,958,554 — 1,958,554
Preferred stocks 4,372 — — 4,372
Short-Term Investments
:
Commercial paper — 5,391 — 5,391
Government agency debt — 65,263 — 65,263
Repurchase agreement — 9,018 — 9,018
Treasury debt — 1,991 — 1,991
Investments purchased with collateral from securities lending 30,922 — — 30,922
Investments in Derivatives
:
Futures contracts* (1,995) — — (1,995)
Forward foreign currency contracts* — 7,371 — 7,371
Credit default swap contracts* — 828 — 828
Total $33,299 $10,066,770 $477 $10,100,546
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $31,906 $— $31,906
Corporate bonds — 174,357 — 174,357
Government bonds — 6,373,936 — 6,373,936
Structured assets — 226,212 2,481 228,693
Common stocks 9,986 — — 9,986
Short-Term Investments
:
Repurchase agreement — 1,728 — 1,728
Investments purchased with collateral from securities lending 9,830 — — 9,830
Investments in Derivatives
:
Futures contracts* (3,935) — — (3,935)
Total $15,881 $6,808,139 $2,481 $6,826,501

Account Level 1 Level 2 Level 3 Total
Social Choice
Long-Term Investments
:
Bank loan obligations $— $36,084 $164 $36,248
Corporate bonds — 2,261,891 — 2,261,891
Government bonds — 4,671,575 1 4,671,576
Structured assets — 878,749 1,409 880,158
Common stocks 8,386,148 3,072,844 — 11,458,992
Preferred stocks 31,592 — — 31,592
Rights/Warrants — — 1 1
Short-Term Investments
:
Government agency debt — 62,658 — 62,658
Repurchase agreement — 54,488 — 54,488
Investments purchased with collateral from securities lending 95,644 — — 95,644
Investments in Derivatives
:
Forward foreign currency contracts* — 847 — 847
Total $8,513,384 $11,039,136 $1,575 $19,554,095
* Represents net unrealized appreciation (depreciation).
A10944-D (11/23)